UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DOMESTIC EQUITY FUNDS

NOVA FUND

INVERSE S&P 500® STRATEGY FUND

NASDAQ-100® FUND

INVERSE NASDAQ-100® STRATEGY FUND

S&P 500® 2x STRATEGY FUND

NASDAQ-100® 2x STRATEGY FUND

MID-CAP 1.5x STRATEGY FUND

INVERSE MID-CAP STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

RUSSELL 2000® 1.5x STRATEGY FUND

INVERSE RUSSELL 2000® STRATEGY FUND

DOW 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

FIXED INCOME FUNDS

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

RVATB1-SEMI-3-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | the RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | the RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.56%	19.94%	$1,000.00	$1,199.40	$8.51
Inverse S&P 500® Strategy Fund	1.71%	(13.37%)	1,000.00	866.30	7.91
NASDAQ-100® Fund	1.60%	9.18%	1,000.00	1,091.80	8.30
Inverse NASDAQ-100® Strategy Fund	1.75%	(10.42%)	1,000.00	895.80	8.23
S&P 500® 2x Strategy Fund	1.71%	26.76%	1,000.00	1,267.60	9.61
NASDAQ-100® 2x Strategy Fund	1.74%	18.81%	1,000.00	1,188.10	9.44
Mid-Cap 1.5x Strategy Fund	1.71%	21.05%	1,000.00	1,210.50	9.37
Inverse Mid-Cap Strategy Fund	1.71%	(14.37%)	1,000.00	856.30	7.87
Russell 2000® 2x Strategy Fund	1.76%	31.37%	1,000.00	1,313.70	10.10
Russell 2000® 1.5x Strategy Fund	1.76%	22.79%	1,000.00	1,227.90	9.72
Inverse Russell 2000® Strategy Fund	1.76%	(15.49%)	1,000.00	845.10	8.05
Dow 2x Strategy Fund	1.74%	30.35%	1,000.00	1,303.50	9.94
Inverse Dow 2x Strategy Fund	1.74%	(27.03%)	1,000.00	729.70	7.46
Government Long Bond 1.2x Strategy Fund	1.26%	(11.12%)	1,000.00	888.80	5.90
Inverse Government Long Bond Strategy Fund	3.36%	8.66%	1,000.00	1,086.60	17.38
U.S. Government Money Market Fund	0.09%	0.00%	1,000.00	1,000.00	0.45

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.56%	5.00%	$1,000.00	$1,017.06	$7.80
Inverse S&P 500® Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
NASDAQ-100® Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
Inverse NASDAQ-100® Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
S&P 500® 2x Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
NASDAQ-100® 2x Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Mid-Cap 1.5x Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Inverse Mid-Cap Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Russell 2000® 2x Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Russell 2000® 1.5x Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Inverse Russell 2000® Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80
Dow 2x Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Inverse Dow 2x Strategy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Government Long Bond 1.2x Strategy Fund	1.26%	5.00%	1,000.00	1,018.55	6.31
Inverse Government Long Bond Strategy Fund	3.36%	5.00%	1,000.00	1,008.13	16.73
U.S. Government Money Market Fund	0.09%	5.00%	1,000.00	1,024.35	0.45

[1]	This ratio represents annualized Net Expenses, which include interest expense from securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.70%.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

6 | the RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2013

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	2.5%
Apple, Inc.	2.3%
Microsoft Corp.	1.6%
Johnson & Johnson	1.5%
General Electric Co.	1.5%
Google, Inc. — Class A	1.5%
Chevron Corp.	1.4%
Procter & Gamble Co.	1.3%
Berkshire Hathaway, Inc. — Class B	1.3%
Wells Fargo & Co.	1.3%
Top Ten Total	16.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
NOVA FUND

	Shares	Value

COMMON STOCKS† - 90.0%

Information Technology - 15.9%
Apple, Inc.	1,682	$666,207
Microsoft Corp.	13,432	463,807
Google, Inc. — Class A*	483	425,219
International Business Machines Corp.	1,864	356,229
Cisco Systems, Inc.	9,547	232,089
Intel Corp.	8,883	215,146
Oracle Corp.	6,567	201,738
QUALCOMM, Inc.	3,089	188,676
Visa, Inc. — Class A	910	166,302
Mastercard, Inc. — Class A	190	109,154
eBay, Inc.*	2,088	107,991
EMC Corp.	3,758	88,765
Hewlett-Packard Co.	3,442	85,362
Accenture plc — Class A	1,164	83,762
Texas Instruments, Inc.	1,978	68,973
Automatic Data Processing, Inc.	864	59,495
Yahoo!, Inc.*	1,704	42,787
Adobe Systems, Inc.*	896	40,821
Corning, Inc.	2,632	37,453
Salesforce.com, Inc.*	966	36,882
Dell, Inc.	2,623	35,017
TE Connectivity Ltd.	747	34,018
Cognizant Technology Solutions Corp. — Class A*	536	33,559
Applied Materials, Inc.	2,143	31,952
Broadcom Corp. — Class A	936	31,599
Intuit, Inc.	496	30,271
Symantec Corp.	1,249	28,065
Motorola Solutions, Inc.	484	27,941
SanDisk Corp.*	433	26,456
Micron Technology, Inc.*	1,839	26,353
Seagate Technology plc	574	25,732
Analog Devices, Inc.	550	24,783
NetApp, Inc.	649	24,519
Western Digital Corp.	383	23,780
Amphenol Corp. — Class A	289	22,525
Fidelity National Information Services, Inc.	521	22,320
Paychex, Inc.	584	21,328
Fiserv, Inc.*	243	21,241
Citrix Systems, Inc.*	332	20,030
Xerox Corp.	2,191	19,872
Altera Corp.	571	18,837
Xilinx, Inc.	470	18,617
Juniper Networks, Inc.*	907	17,514
CA, Inc.	597	17,092
Western Union Co.	997	17,059
KLA-Tencor Corp.	292	16,273
Red Hat, Inc.*	339	16,211
Linear Technology Corp.	418	15,399
Teradata Corp.*	297	14,918
NVIDIA Corp.	1,034	14,507
Autodesk, Inc.*	404	13,712
Akamai Technologies, Inc.*	314	13,361
Microchip Technology, Inc.	352	13,112
Lam Research Corp.*	292	12,947
Electronic Arts, Inc.*	544	12,496
VeriSign, Inc.*	274	12,237
Computer Sciences Corp.	266	11,643
BMC Software, Inc.*	233	10,518
Harris Corp.	200	9,850
F5 Networks, Inc.*	139	9,563
Molex, Inc.	252	7,394
SAIC, Inc.	508	7,076
LSI Corp.*	985	7,033
Total System Services, Inc.	283	6,928
FLIR Systems, Inc.	252	6,796
Jabil Circuit, Inc.	333	6,787
JDS Uniphase Corp.*	427	6,140
Teradyne, Inc.*	345	6,062
First Solar, Inc.*	124	5,547
Advanced Micro Devices, Inc.*	1,086	4,431
Total Information Technology		4,558,279
Financials - 14.9%
Berkshire Hathaway, Inc. — Class B*	3,262	365,084
Wells Fargo & Co.	8,804	363,342
JPMorgan Chase & Co.	6,757	356,703
Citigroup, Inc.	5,439	260,909
Bank of America Corp.	19,263	247,722
American Express Co.	1,710	127,839
U.S. Bancorp	3,302	119,368
American International Group, Inc.*	2,639	117,963
Goldman Sachs Group, Inc.	766	115,857
MetLife, Inc.	1,954	89,415
Simon Property Group, Inc.	561	88,593
PNC Financial Services Group, Inc.	948	69,128
Capital One Financial Corp.	1,043	65,511
Prudential Financial, Inc.	830	60,615
Morgan Stanley	2,450	59,854
BlackRock, Inc. — Class A	228	58,561
Bank of New York Mellon Corp.	2,078	58,288
ACE Ltd.	609	54,494
Travelers Companies, Inc.	673	53,786
State Street Corp.	814	53,081
American Tower Corp. — Class A	708	51,804
Aflac, Inc.	833	48,414
BB&T Corp.	1,251	42,384
CME Group, Inc. — Class A	552	41,940
Discover Financial Services	879	41,876
Charles Schwab Corp.	1,964	41,696
Allstate Corp.	835	40,180
Public Storage	262	40,173
Marsh & McLennan Companies, Inc.	985	39,321
Chubb Corp.	459	38,854
HCP, Inc.	817	37,124
Ventas, Inc.	529	36,744
Aon plc	555	35,714
Health Care REIT, Inc.	504	33,783
T. Rowe Price Group, Inc.	461	33,722
Prologis, Inc.	892	33,646

8 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
NOVA FUND

	Shares	Value

Franklin Resources, Inc.	247	$33,597
Equity Residential	572	33,210
SunTrust Banks, Inc.	963	30,402
Ameriprise Financial, Inc.	362	29,279
AvalonBay Communities, Inc.	217	29,275
Boston Properties, Inc.	273	28,793
Fifth Third Bancorp	1,560	28,158
Weyerhaeuser Co.	979	27,892
McGraw Hill Financial, Inc.	489	26,010
Vornado Realty Trust	309	25,601
Invesco Ltd.	795	25,281
Hartford Financial Services Group, Inc.	817	25,262
Progressive Corp.	989	25,140
M&T Bank Corp.	224	25,032
Loews Corp.	552	24,509
Regions Financial Corp.	2,523	24,044
Northern Trust Corp.	392	22,697
Host Hotels & Resorts, Inc.	1,332	22,471
IntercontinentalExchange, Inc.*	126	22,398
Moody’s Corp.	347	21,143
Principal Financial Group, Inc.	492	18,425
SLM Corp.	799	18,265
KeyCorp	1,643	18,139
NYSE Euronext	437	18,092
Lincoln National Corp.	476	17,360
XL Group plc — Class A	519	15,736
Kimco Realty Corp.	734	15,730
Macerich Co.	252	15,364
Unum Group	473	13,892
Leucadia National Corp.	529	13,870
Plum Creek Timber Company, Inc.	294	13,721
Comerica, Inc.	333	13,263
CBRE Group, Inc. — Class A*	542	12,661
Cincinnati Financial Corp.	265	12,164
Huntington Bancshares, Inc.	1,496	11,788
Torchmark Corp.	167	10,878
Genworth Financial, Inc. — Class A*	884	10,086
Zions Bancorporation	333	9,617
People’s United Financial, Inc.	605	9,014
Apartment Investment & Management Co. — Class A	266	7,991
Hudson City Bancorp, Inc.	854	7,823
NASDAQ OMX Group, Inc.	211	6,919
Assurant, Inc.	134	6,822
E*TRADE Financial Corp.*	509	6,444
Legg Mason, Inc.	205	6,357
Total Financials		4,264,103
Health Care - 11.5%
Johnson & Johnson	5,017	430,760
Pfizer, Inc.	11,926	334,047
Merck & Company, Inc.	5,395	250,598
Gilead Sciences, Inc.*	2,721	139,342
Amgen, Inc.	1,340	132,204
Bristol-Myers Squibb Co.	2,936	131,210
UnitedHealth Group, Inc.	1,827	119,632
AbbVie, Inc.	2,834	117,158
Abbott Laboratories	2,782	97,036
Medtronic, Inc.	1,808	93,057
Biogen Idec, Inc.*	429	92,321
Express Scripts Holding Co.*	1,457	89,882
Celgene Corp.*	750	87,683
Eli Lilly & Co.	1,767	86,795
Baxter International, Inc.	966	66,915
Thermo Fisher Scientific, Inc.	642	54,332
Covidien plc	840	52,786
McKesson Corp.	409	46,831
Allergan, Inc.	533	44,900
WellPoint, Inc.	542	44,357
Aetna, Inc.	679	43,144
Intuitive Surgical, Inc.*	76	38,500
Cigna Corp.	507	36,752
Becton Dickinson and Co.	347	34,294
Stryker Corp.	514	33,246
Alexion Pharmaceuticals, Inc.*	346	31,915
Regeneron Pharmaceuticals, Inc.*	141	31,708
Actavis, Inc.*	234	29,535
Cardinal Health, Inc.	609	28,745
Zoetis, Inc.	898	27,739
Agilent Technologies, Inc.	611	26,126
Cerner Corp.*	257	24,695
Humana, Inc.	278	23,458
St. Jude Medical, Inc.	503	22,952
AmerisourceBergen Corp. — Class A	411	22,946
Life Technologies Corp.*	309	22,869
Zimmer Holdings, Inc.	301	22,557
Boston Scientific Corp.*	2,415	22,387
Mylan, Inc.*	683	21,193
Perrigo Co.	158	19,118
DaVita HealthCare Partners, Inc.*	150	18,120
Forest Laboratories, Inc.*	424	17,384
Quest Diagnostics, Inc.	279	16,916
Laboratory Corporation of America Holdings*	165	16,517
Waters Corp.*	154	15,408
CR Bard, Inc.	136	14,780
CareFusion Corp.*	394	14,519
Edwards Lifesciences Corp.*	207	13,910
Varian Medical Systems, Inc.*	197	13,288
Hospira, Inc.*	300	11,493
DENTSPLY International, Inc.	261	10,691
Tenet Healthcare Corp.*	187	8,621
PerkinElmer, Inc.	204	6,630
Patterson Companies, Inc.	154	5,790
Total Health Care		3,259,792
Consumer Discretionary - 11.0%
Walt Disney Co.	3,220	203,342
Home Depot, Inc.	2,606	201,887
Comcast Corp. — Class A	4,706	197,087
Amazon.com, Inc.*	653	181,331
McDonald’s Corp.	1,787	176,912
Twenty-First Century Fox, Inc. — Class A	3,559	116,023
Ford Motor Co.	7,027	108,708
Time Warner, Inc.	1,665	96,270
Starbucks Corp.	1,343	87,953

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
NOVA FUND

	Shares	Value

NIKE, Inc. — Class B	1,293	$82,338
Target Corp.	1,147	78,983
Lowe’s Companies, Inc.	1,921	78,569
Priceline.com, Inc.*	92	76,096
TJX Companies, Inc.	1,285	64,327
DIRECTV*	998	61,497
Time Warner Cable, Inc.	521	58,602
Yum! Brands, Inc.	803	55,680
Viacom, Inc. — Class B	793	53,964
CBS Corp. — Class B	1,020	49,848
General Motors Co.*	1,375	45,801
Johnson Controls, Inc.	1,222	43,735
Discovery Communications, Inc. — Class A*	434	33,509
Macy’s, Inc.	689	33,072
VF Corp.	155	29,924
AutoZone, Inc.*	69	29,235
Omnicom Group, Inc.	458	28,795
Coach, Inc.	502	28,659
Mattel, Inc.	620	28,093
Bed Bath & Beyond, Inc.*	394	27,935
Dollar General Corp.*	540	27,232
Carnival Corp.	791	27,123
Delphi Automotive plc	522	26,460
Ross Stores, Inc.	394	25,535
O’Reilly Automotive, Inc.*	199	22,411
Harley-Davidson, Inc.	405	22,202
Starwood Hotels & Resorts Worldwide, Inc.	348	21,990
Genuine Parts Co.	278	21,703
The Gap, Inc.	519	21,658
Chipotle Mexican Grill, Inc. — Class A*	59	21,497
L Brands, Inc.	430	21,178
Netflix, Inc.*	99	20,898
Dollar Tree, Inc.*	404	20,539
Ralph Lauren Corp. — Class A	110	19,111
Staples, Inc.	1,187	18,826
PVH Corp.	150	18,758
CarMax, Inc.*	405	18,695
Kohl’s Corp.	366	18,487
Wynn Resorts Ltd.	141	18,048
BorgWarner, Inc.*	206	17,747
Marriott International, Inc. — Class A	424	17,117
Nordstrom, Inc.	270	16,184
Whirlpool Corp.	141	16,125
Tiffany & Co.	211	15,369
Wyndham Worldwide Corp.	247	14,136
H&R Block, Inc.	492	13,653
Newell Rubbermaid, Inc.	518	13,598
Best Buy Company, Inc.	477	13,036
PetSmart, Inc.	190	12,728
TripAdvisor, Inc.*	199	12,113
Darden Restaurants, Inc.	237	11,964
PulteGroup, Inc.*	608	11,534
Interpublic Group of Companies, Inc.	764	11,116
Lennar Corp. — Class A	297	10,704
DR Horton, Inc.	501	10,661
Family Dollar Stores, Inc.	170	10,593
Scripps Networks Interactive, Inc. — Class A	153	10,214
Gannett Company, Inc.	412	10,077
Expedia, Inc.	164	9,865
Fossil Group, Inc.*	90	9,298
GameStop Corp. — Class A	218	9,163
Hasbro, Inc.[1]	204	9,145
Leggett & Platt, Inc.	257	7,990
Urban Outfitters, Inc.*	193	7,762
International Game Technology	461	7,703
Garmin Ltd.	195	7,052
Goodyear Tire & Rubber Co.*	437	6,682
Harman International Industries, Inc.	122	6,612
Cablevision Systems Corp. — Class A	391	6,577
Abercrombie & Fitch Co. — Class A	136	6,154
JC Penney Company, Inc.*	255	4,355
AutoNation, Inc.*	74	3,211
Washington Post Co. — Class B	6	2,903
Total Consumer Discretionary		3,123,667
Energy - 9.5%
Exxon Mobil Corp.	7,949	718,191
Chevron Corp.	3,461	409,575
Schlumberger Ltd.	2,373	170,049
ConocoPhillips	2,183	132,072
Occidental Petroleum Corp.	1,438	128,313
Anadarko Petroleum Corp.	892	76,649
Halliburton Co.	1,662	69,339
Phillips 66	1,105	65,095
EOG Resources, Inc.	485	63,864
Apache Corp.	702	58,849
National Oilwell Varco, Inc.	759	52,295
Marathon Oil Corp.	1,270	43,917
Kinder Morgan, Inc.	1,130	43,109
Marathon Petroleum Corp.	586	41,641
Spectra Energy Corp.	1,193	41,111
Williams Companies, Inc.	1,217	39,516
Noble Energy, Inc.	640	38,426
Baker Hughes, Inc.	793	36,581
Pioneer Natural Resources Co.	247	35,753
Hess Corp.	535	35,572
Devon Energy Corp.	678	35,175
Valero Energy Corp.	979	34,040
Cameron International Corp.*	446	27,277
Cabot Oil & Gas Corp.	379	26,917
Ensco plc — Class A	419	24,352
FMC Technologies, Inc.*	428	23,831
Southwestern Energy Co.*	630	23,014
Range Resources Corp.	289	22,345
Equities Corp.	273	21,668
Murphy Oil Corp.	328	19,972
Chesapeake Energy Corp.	925	18,852
Noble Corp.	457	17,174
Tesoro Corp.	249	13,028
Helmerich & Payne, Inc.	190	11,866
Denbury Resources, Inc.*	672	11,639
CONSOL Energy, Inc.	411	11,138
QEP Resources, Inc.	321	8,917
Diamond Offshore Drilling, Inc.	126	8,668

10 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
NOVA FUND

	Shares	Value

Nabors Industries Ltd.	527	$8,068
Rowan Companies plc — Class A*	228	7,768
Peabody Energy Corp.	487	7,130
WPX Energy, Inc.*	355	6,724
Newfield Exploration Co.*	249	5,949
Total Energy		2,695,429
Consumer Staples - 9.4%
Procter & Gamble Co.	4,895	376,865
Coca-Cola Co.	6,840	274,353
Philip Morris International, Inc.	2,927	253,537
PepsiCo, Inc.	2,768	226,395
Wal-Mart Stores, Inc.	2,932	218,404
Altria Group, Inc.	3,589	125,579
CVS Caremark Corp.	2,188	125,110
Mondelez International, Inc. — Class A	3,187	90,926
Colgate-Palmolive Co.	1,562	89,487
Costco Wholesale Corp.	782	86,466
Walgreen Co.	1,536	67,891
Kimberly-Clark Corp.	690	67,027
Kraft Foods Group, Inc.	1,065	59,502
General Mills, Inc.	1,148	55,712
Archer-Daniels-Midland Co.	1,180	40,014
Sysco Corp.	1,061	36,244
Kroger Co.	927	32,019
Whole Foods Market, Inc.	621	31,969
Lorillard, Inc.	675	29,484
Kellogg Co.	457	29,353
Estee Lauder Companies, Inc. — Class A	435	28,610
Mead Johnson Nutrition Co. — Class A	361	28,602
Reynolds American, Inc.	571	27,619
ConAgra Foods, Inc.	749	26,163
Hershey Co.	265	23,659
JM Smucker Co.	195	20,114
Clorox Co.	239	19,870
Brown-Forman Corp. — Class B	271	18,306
Beam, Inc.	287	18,113
McCormick & Company, Inc.	241	16,957
Dr Pepper Snapple Group, Inc.	366	16,810
Avon Products, Inc.	773	16,256
Coca-Cola Enterprises, Inc.	456	16,033
Monster Beverage Corp.*	259	15,739
Constellation Brands, Inc. — Class A*	280	14,594
Campbell Soup Co.	324	14,512
Molson Coors Brewing Co. — Class B	280	13,401
Tyson Foods, Inc. — Class A	511	13,122
Safeway, Inc.	429	10,150
Hormel Foods Corp.	245	9,452
Total Consumer Staples		2,684,419
Industrials - 9.2%
General Electric Co.	18,469	428,295
United Technologies Corp.	1,510	140,339
Union Pacific Corp.	832	128,361
Boeing Co.	1,224	125,387
3M Co.	1,138	124,440
Honeywell International, Inc.	1,404	111,393
United Parcel Service, Inc. — Class B	1,265	109,396
Caterpillar, Inc.	1,177	97,090
Emerson Electric Co.	1,281	69,867
Danaher Corp.	1,041	65,895
Precision Castparts Corp.	264	59,667
Deere & Co.	694	56,388
Eaton Corporation plc	843	55,478
FedEx Corp.	525	51,755
Illinois Tool Works, Inc.	745	51,532
Lockheed Martin Corp.	472	51,193
General Dynamics Corp.	595	46,606
CSX Corp.	1,824	42,299
Norfolk Southern Corp.	568	41,265
Raytheon Co.	578	38,217
Northrop Grumman Corp.	424	35,107
Cummins, Inc.	316	34,273
PACCAR, Inc.	636	34,128
Waste Management, Inc.	783	31,579
WW Grainger, Inc.	109	27,488
Ingersoll-Rand plc	494	27,427
Tyco International Ltd.	828	27,283
Parker Hannifin Corp.	265	25,281
Dover Corp.	306	23,764
Stanley Black & Decker, Inc.	293	22,649
Fastenal Co.	486	22,283
Roper Industries, Inc.	179	22,235
Kansas City Southern	200	21,192
Pentair Ltd.	367	21,172
Rockwell Automation, Inc.	253	21,034
Republic Services, Inc. — Class A	527	17,886
Fluor Corp.	295	17,497
Stericycle, Inc.*	151	16,675
Southwest Airlines Co.	1,288	16,602
CH Robinson Worldwide, Inc.	292	16,443
ADT Corp.	394	15,701
Rockwell Collins, Inc.	247	15,662
Flowserve Corp.	262	14,151
Expeditors International of Washington, Inc.	365	13,874
L-3 Communications Holdings, Inc.	161	13,804
Pall Corp.	203	13,485
Jacobs Engineering Group, Inc.*	240	13,231
Textron, Inc.	498	12,973
Equifax, Inc.	213	12,552
Masco Corp.	638	12,435
Quanta Services, Inc.*	383	10,134
Snap-on, Inc.	106	9,474
Joy Global, Inc.	194	9,415
Xylem, Inc.	331	8,917
Cintas Corp.	189	8,607
Robert Half International, Inc.	258	8,573
Iron Mountain, Inc.	303	8,063
Avery Dennison Corp.	179	7,654
Dun & Bradstreet Corp.	70	6,822
Ryder System, Inc.	95	5,775
Pitney Bowes, Inc.	360	5,285
Total Industrials		2,603,448

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
NOVA FUND

	Shares	Value

Utilities - 3.0%
Duke Energy Corp.	1,258	$84,915
Southern Co.	1,560	68,843
NextEra Energy, Inc.	757	61,680
Dominion Resources, Inc.	1,030	58,525
Exelon Corp.	1,526	47,123
American Electric Power Company, Inc.	866	38,779
PG&E Corp.	789	36,081
Sempra Energy	400	32,704
PPL Corp.	1,055	31,924
Consolidated Edison, Inc.	525	30,613
Public Service Enterprise Group, Inc.	908	29,655
FirstEnergy Corp.	752	28,080
Edison International	582	28,029
Xcel Energy, Inc.	887	25,138
Northeast Utilities	566	23,783
Entergy Corp.	317	22,089
DTE Energy Co.	316	21,175
CenterPoint Energy, Inc.	765	17,970
Wisconsin Energy Corp.	413	16,929
NiSource, Inc.	560	16,038
ONEOK, Inc.	373	15,409
NRG Energy, Inc.	577	15,406
Ameren Corp.	437	15,050
AES Corp.	1,108	13,285
CMS Energy Corp.	471	12,797
SCANA Corp.	251	12,324
Pinnacle West Capital Corp.	198	10,983
AGL Resources, Inc.	213	9,129
Pepco Holdings, Inc.	447	9,012
Integrys Energy Group, Inc.	138	8,077
TECO Energy, Inc.	370	6,360
Total Utilities		847,905
Materials - 3.0%
Monsanto Co.	956	94,452
EI du Pont de Nemours & Co.	1,643	86,258
Dow Chemical Co.	2,158	69,423
Praxair, Inc.	532	61,265
Freeport-McMoRan Copper & Gold, Inc.	1,862	51,410
LyondellBasell Industries N.V. — Class A	681	45,123
Ecolab, Inc.	480	40,891
PPG Industries, Inc.	262	38,359
International Paper Co.	792	35,094
Air Products & Chemicals, Inc.	369	33,789
Sherwin-Williams Co.	151	26,667
Mosaic Co.	494	26,582
Newmont Mining Corp.	885	26,506
Nucor Corp.	574	24,865
Eastman Chemical Co.	274	19,183
CF Industries Holdings, Inc.	109	18,694
Sigma-Aldrich Corp.	214	17,197
FMC Corp.	248	15,143
Alcoa, Inc.	1,910	14,936
Vulcan Materials Co.	239	11,570
International Flavors & Fragrances, Inc.	150	11,274
Ball Corp.	268	11,133
Airgas, Inc.	115	10,978
MeadWestvaco Corp.	321	10,949
Sealed Air Corp.	350	8,382
Owens-Illinois, Inc.*	299	8,309
Bemis Company, Inc.	184	7,202
Allegheny Technologies, Inc.	198	5,209
United States Steel Corp.[1]	260	4,558
Cliffs Natural Resources, Inc.	278	4,518
Total Materials		839,919
Telecommunication Services - 2.6%
AT&T, Inc.	9,617	340,442
Verizon Communications, Inc.	5,109	257,187
CenturyLink, Inc.	1,095	38,708
Crown Castle International Corp.*	525	38,005
Sprint Nextel Corp.*	5,392	37,852
Windstream Corp.	1,063	8,196
Frontier Communications Corp.	1,788	7,241
Total Telecommunication Services		727,631
Total Common Stocks
(Cost $15,668,781)		25,604,592

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 6.3%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	$832,900	832,900
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	327,359	327,359
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	319,153	319,153
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	319,153	319,153
Total Repurchase Agreements
(Cost $1,798,565)		1,798,565

SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	3,290	3,290
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	385	385
Total Securities Lending Collateral
(Cost $3,675)		3,675
Total Investments - 96.3%
(Cost $17,471,021)		$27,406,832
Other Assets & Liabilities, net - 3.7%		1,038,866
Total Net Assets - 100.0%		$28,445,698

12 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
NOVA FUND

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $8,375,063)	105	$(115,681)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2013 S&P 500 Index Swap,
Terminating 07/29/13[5]
(Notional Value $3,036,468)	1,890	$5,963
Credit Suisse Capital, LLC
July 2013 S&P 500 Index Swap,
Terminating 07/31/13[5]
(Notional Value $401,121)	250	(1,720)
Barclays Bank plc
July 2013 S&P 500 Index Swap,
Terminating 07/31/13[5]
(Notional Value $5,220,239)	3,250	(22,571)
(Total Notional Value
$8,657,828)		$(18,328)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 13

NOVA FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $3,556 of securities loaned
(cost $15,668,781)	$25,604,592
Repurchase agreements, at value
(cost $1,802,240)	1,802,240
Total investments
(cost $17,471,021)	27,406,832
Segregated cash with broker	1,347,500
Unrealized appreciation on swap agreements	5,963
Cash	270
Receivables:
Dividends	33,573
Fund shares sold	16,808
Securities sold	3,100
Interest	9
Other assets	5,803
Total assets	28,819,858
Liabilities:
Unrealized depreciation on swap agreements	24,291
Payable for:
Fund shares redeemed	203,169
Variation margin	59,587
Management fees	19,558
Transfer agent and administrative fees	6,520
Investor service fees	6,520
Upon return of securities loaned	3,675
Portfolio accounting fees	2,608
Swap settlement	1,132
Miscellaneous	47,100
Total liabilities	374,160
Net assets	$28,445,698
Net assets consist of:
Paid in capital	$40,499,139
Undistributed net investment income	41,839
Accumulated net realized loss on investments	(21,897,082)
Net unrealized appreciation on investments	9,801,802
Net assets	$28,445,698
Capital shares outstanding	268,237
Net asset value per share	$106.05

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $44)	$246,158
Interest	1,926
Income from securities lending, net	93
Total investment income	248,177

Expenses:
Management fees	114,722
Transfer agent and administrative fees	38,241
Investor service fees	38,241
Portfolio accounting fees	15,296
Professional fees	18,804
Custodian fees	1,569
Trustees’ fees*	950
Line of credit fees	32
Miscellaneous	10,724
Total expenses	238,579
Net investment income	9,598

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(118,862)
Swap agreements	2,683,042
Futures contracts	488,648
Net realized gain	3,052,828
Net change in unrealized appreciation (depreciation) on:
Investments	2,631,527
Swap agreements	(238,679)
Futures contracts	(131,274)
Net change in unrealized appreciation (depreciation)	2,261,574
Net realized and unrealized gain	5,314,402
Net increase in net assets resulting from operations	$5,324,000

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$9,598	$32,241
Net realized gain on investments	3,052,828	3,411,099
Net change in unrealized appreciation (depreciation) on investments	2,261,574	2,096,179
Net increase in net assets resulting from operations	5,324,000	5,539,519

Capital share transactions:
Proceeds from sale of shares	84,249,657	136,034,022
Cost of shares redeemed	(86,206,579)	(138,703,270)
Net decrease from capital share transactions	(1,956,922)	(2,669,248)
Net increase in net assets	3,367,078	2,870,271

Net assets:
Beginning of period	25,078,620	22,208,349
End of period	$28,445,698	$25,078,620
Undistributed net investment income at end of period	$41,839	$32,241

Capital share activity:
Shares sold	805,437	1,621,548
Shares redeemed	(820,821)	(1,644,937)
Net decrease in shares	(15,384)	(23,389)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$88.42	$72.34	$73.23	$61.16	$45.50	$100.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.10	(.09)	.02	.09	.60
Net gain (loss) on investments
(realized and unrealized)	17.59	15.98	(.76)	12.19	16.06	(55.40)
Total from investment operations	17.63	16.08	(.85)	12.21	16.15	(54.80)
Less distributions from:
Net investment income	—	—	(.04)	(.14)	(.49)	(.30)
Total distributions	—	—	(.04)	(.14)	(.49)	(.30)
Net asset value, end of period	$106.05	$88.42	$72.34	$73.23	$61.16	$45.50

Total Return[c]	19.94%	22.25%	(1.17%)	19.97%	35.51%	(54.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,446	$25,079	$22,208	$29,644	$50,561	$35,087
Ratios to average net assets:
Net investment income (loss)	0.08%	0.12%	(0.13%)	0.03%	0.19%	0.75%
Total expenses	1.56%	1.58%	1.61%	1.55%	1.55%	1.52%
Portfolio turnover rate	54%	119%	146%	58%	84%	182%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

16 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
INVERSE S&P 500® STRATEGY FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 32.3%
Federal Home Loan Bank[1]
0.04% due 07/01/13	$1,000,000	$1,000,000
Federal Farm Credit Bank[1]
0.03% due 07/03/13	1,000,000	999,998
Farmer Mac[1]
0.04% due 07/10/13	1,000,000	999,990
Freddie Mac[2]
0.05% due 07/15/13	1,000,000	999,983
Total Federal Agency Discount Notes
(Cost $3,999,971)		3,999,971

REPURCHASE AGREEMENTS††,3 - 50.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[4]	2,488,710	2,488,710
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	1,277,292	1,277,292
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	1,245,274	1,245,274
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	1,245,274	1,245,274
Total Repurchase Agreements
(Cost $6,256,550)		6,256,550
Total Investments - 82.9%
(Cost $10,256,521)		$10,256,521
Other Assets & Liabilities, net - 17.1%		2,111,287
Total Net Assets - 100.0%		$12,367,808

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $2,233,350)	28	$5,913

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
July 2013 S&P 500 Index Swap,
Terminating 07/31/13[5]
(Notional Value $3,628,241)	2,259	$15,562
Barclays Bank plc
July 2013 S&P 500 Index Swap,
Terminating 07/31/13[5]
(Notional Value $2,733,818)	1,702	5,179
Goldman Sachs International
July 2013 S&P 500 Index Swap,
Terminating 07/29/13[5]
(Notional Value $3,769,126)	2,347	(6,397)
(Total Notional Value
$10,131,185)		$14,344

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

18 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $3,999,971)	$3,999,971
Repurchase agreements, at value
(cost $6,256,550)	6,256,550
Total investments
(cost $10,256,521)	10,256,521
Segregated cash with broker	378,000
Unrealized appreciation on swap agreements	20,741
Receivables:
Fund shares sold	1,739,703
Variation margin	15,890
Interest	26
Total assets	12,410,881
Liabilities:
Unrealized depreciation on swap agreements	6,397
Payable for:
Management fees	7,397
Transfer agent and administrative fees	2,055
Investor service fees	2,055
Fund shares redeemed	1,163
Portfolio accounting fees	822
Miscellaneous	23,184
Total liabilities	43,073
Net assets	$12,367,808
Net assets consist of:
Paid in capital	$30,510,552
Accumulated net investment loss	(102,338)
Accumulated net realized loss on investments	(18,060,663)
Net unrealized appreciation on investments	20,257
Net assets	$12,367,808
Capital shares outstanding	537,699
Net asset value per share	$23.00

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$4,175
Total investment income	4,175

Expenses:
Management fees	56,076
Transfer agent and administrative fees	15,577
Investor service fees	15,577
Portfolio accounting fees	6,230
Professional fees	12,339
Trustees’ fees*	620
Custodian fees	448
Miscellaneous	(354)
Total expenses	106,513
Net investment loss	(102,338)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,493,976)
Futures contracts	(264,191)
Net realized loss	(1,758,167)
Net change in unrealized appreciation (depreciation) on:
Investments	(33)
Swap agreements	57,172
Futures contracts	7,879
Net change in unrealized appreciation (depreciation)	65,018
Net realized and unrealized loss	(1,693,149)
Net decrease in net assets resulting from operations	$(1,795,487)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(102,338)	$(287,914)
Net realized loss on investments	(1,758,167)	(2,719,432)
Net change in unrealized appreciation (depreciation) on investments	65,018	(68,529)
Net decrease in net assets resulting from operations	(1,795,487)	(3,075,875)

Capital share transactions:
Proceeds from sale of shares	86,001,449	214,557,640
Cost of shares redeemed	(82,015,738)	(215,104,613)
Net increase (decrease) from capital share transactions	3,985,711	(546,973)
Net increase (decrease) in net assets	2,190,224	(3,622,848)

Net assets:
Beginning of period	10,177,584	13,800,432
End of period	$12,367,808	$10,177,584
Accumulated net investment loss at end of period	$(102,338)	$—

Capital share activity:
Shares sold	3,582,708	7,549,799
Shares redeemed	(3,428,398)	(7,597,912)
Net increase (decrease) in shares	154,310	(48,113)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.55	$31.98	$35.16	$42.34	$58.44	$42.21
Income (loss) from investment operations:
Net investment loss[b]	(.20)	(.45)	(.57)	(.63)	(.84)	(.07)
Net gain (loss) on investments (realized and unrealized)	(3.35)	(4.98)	(2.61)	(6.55)	(15.26)	16.17
Total from investment operations	(3.55)	(5.43)	(3.18)	(7.18)	(16.10)	16.10
Less distributions from:
Net investment income	—	—	—	—	—	(.36)
Total distributions	—	—	—	—	—	(.36)
Other capital items	—	—	—	—	—	.49 [d]
Net asset value, end of period	$23.00	$26.55	$31.98	$35.16	$42.34	$58.44

Total Return[c]	(13.37%)	(16.98%)	(9.04%)	(16.96%)	(27.55%)	39.25%[d]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,368	$10,178	$13,800	$17,986	$22,964	$23,877
Ratios to average net assets:
Net investment loss	(1.64%)	(1.60%)	(1.70%)	(1.55%)	(1.57%)	(0.14%)
Total expenses	1.71%	1.72%	1.75%	1.70%	1.72%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Excluding the Capital Contribution, the Fund’s total return would have been 38.09%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	June 30, 2013

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	8.1%
Microsoft Corp.	6.3%
Google, Inc. — Class A	5.2%
Oracle Corp.	3.2%
Cisco Systems, Inc.	2.8%
Amazon.com, Inc.	2.8%
Intel Corp.	2.6%
QUALCOMM, Inc.	2.3%
Comcast Corp. — Class A	2.0%
Gilead Sciences, Inc.	1.7%
Top Ten Total	37.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 74.4%

INFORMATION TECHNOLOGY - 44.9%
Apple, Inc.	11,497	$4,553,732
Microsoft Corp.	102,315	3,532,936
Google, Inc. — Class A*	3,321	2,923,709
Oracle Corp.	57,563	1,768,334
Cisco Systems, Inc.	65,474	1,591,674
Intel Corp.	60,906	1,475,144
QUALCOMM, Inc.	21,168	1,292,941
eBay, Inc.*	15,896	822,141
Facebook, Inc. — Class A*	21,435	532,874
Texas Instruments, Inc.	13,585	473,709
Automatic Data Processing, Inc.	5,948	409,580
Yahoo!, Inc.*	13,266	333,109
Baidu, Inc. ADR*	3,368	318,377
Dell, Inc.	21,408	285,797
Adobe Systems, Inc.*	6,150	280,195
Cognizant Technology Solutions Corp. — Class A*	3,700	231,657
Intuit, Inc.	3,638	222,027
Applied Materials, Inc.	14,723	219,520
Broadcom Corp. — Class A	6,384	215,524
Seagate Technology plc	4,398	197,162
Activision Blizzard, Inc.	13,693	195,262
Symantec Corp.	8,538	191,849
SanDisk Corp.*	2,978	181,956
Micron Technology, Inc.*	12,619	180,830
Western Digital Corp.	2,902	180,185
Analog Devices, Inc.	3,779	170,282
NetApp, Inc.	4,418	166,912
Paychex, Inc.	4,458	162,806
CA, Inc.	5,549	158,868
Fiserv, Inc.*	1,632	142,653
Citrix Systems, Inc.*	2,298	138,638
Altera Corp.	3,928	129,585
Xilinx, Inc.	3,231	127,980
Check Point Software Technologies Ltd.*	2,407	119,580
KLA-Tencor Corp.	2,033	113,299
Avago Technologies Ltd.	3,016	112,738
Equinix, Inc.*	610	112,679
Linear Technology Corp.	2,860	105,362
NVIDIA Corp.	7,083	99,374
Maxim Integrated Products, Inc.	3,563	98,980
Autodesk, Inc.*	2,751	93,369
Akamai Technologies, Inc.*	2,180	92,759
Microchip Technology, Inc.	2,419	90,108
BMC Software, Inc.*	1,769	79,853
Nuance Communications, Inc.*	3,898	71,645
F5 Networks, Inc.*	964	66,323
Total Information Technology		25,064,017
Consumer Discretionary - 13.6%
Amazon.com, Inc.*	5,578	1,548,955
Comcast Corp. — Class A	26,094	1,092,816
Twenty-First Century Fox, Inc. — Class A	18,573	605,480
Starbucks Corp.	9,172	600,674
Priceline.com, Inc.*	616	509,512
DIRECTV*	6,846	421,851
Viacom, Inc. — Class B	5,319	361,958
Sirius XM Radio, Inc.	78,195	261,953
Mattel, Inc.	4,234	191,843
Bed Bath & Beyond, Inc.*	2,681	190,083
Ross Stores, Inc.	2,692	174,469
Liberty Media Corp. — Class A*	1,355	171,760
Wynn Resorts Ltd.	1,242	158,976
O’Reilly Automotive, Inc.*	1,353	152,375
Netflix, Inc.*	693	146,285
Liberty Interactive Corp. — Class A*	6,141	141,304
Dollar Tree, Inc.*	2,742	139,403
Discovery Communications, Inc. — Class A*	1,790	138,206
Staples, Inc.	8,140	129,100
Liberty Global plc — Class A*	1,734	128,455
Expedia, Inc.	1,495	89,924
Garmin Ltd.	2,408	87,073
Fossil Group, Inc.*	715	73,867
Sears Holdings Corp.*,1	1,307	54,999
Total Consumer Discretionary		7,571,321
HEALTH CARE - 9.8%
Gilead Sciences, Inc.*	18,688	957,012
Amgen, Inc.	9,186	906,291
Biogen Idec, Inc.*	2,913	626,878
Express Scripts Holding Co.*	10,014	617,764
Celgene Corp.*	5,112	597,644
Regeneron Pharmaceuticals, Inc.*	1,180	265,358
Intuitive Surgical, Inc.*	497	251,770
Alexion Pharmaceuticals, Inc.*	2,395	220,915
Vertex Pharmaceuticals, Inc.*	2,717	217,007
Cerner Corp.*	2,109	202,654
Life Technologies Corp.*	2,114	156,457
Mylan, Inc.*	4,671	144,941
Catamaran Corp.*	2,528	123,164
Henry Schein, Inc.*	1,068	102,261
DENTSPLY International, Inc.	1,751	71,721
Total Health Care		5,461,837
CONSUMER STAPLES - 3.5%
Mondelez International, Inc. — Class A	21,865	623,809
Costco Wholesale Corp.	5,347	591,218
Kraft Foods Group, Inc.	7,290	407,292
Whole Foods Market, Inc.	4,546	234,028
Monster Beverage Corp.*	2,030	123,363
Total Consumer Staples		1,979,710
INDUSTRIALS - 1.5%
PACCAR, Inc.	4,338	232,776
Fastenal Co.	3,634	166,619
Verisk Analytics, Inc. — Class A*	2,061	123,042
Stericycle, Inc.*	1,057	116,725
CH Robinson Worldwide, Inc.	1,963	110,537
Expeditors International of Washington, Inc.	2,536	96,393
Total Industrials		846,092

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
NASDAQ-100® FUND

	Shares	Value
TELECOMMUNICATION SERVICES - 0.8%
Vodafone Group plc ADR	12,241	$351,807
SBA Communications Corp. — Class A*	1,560	115,627
Total Telecommunication Services		467,434
MATERIALS - 0.3%
Sigma-Aldrich Corp.	1,475	118,531
Randgold Resources Ltd. ADR	608	38,942
Total Materials		157,473
Total Common Stocks
(Cost $20,381,532)		41,547,884

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 12.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	$3,142,971	3,142,971
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	1,329,841	1,329,841
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	1,296,505	1,296,505
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	1,296,505	1,296,505
Total Repurchase Agreements
(Cost $7,065,822)		7,065,822
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	18,018	18,018
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	2,107	2,107
Total Securities Lending Collateral
(Cost $20,125)		20,125
Total Investments - 87.0%
(Cost $27,467,479)		$48,633,831
Other Assets & Liabilities, net - 13.0%		7,242,180
Total Net Assets - 100.0%		$55,876,011

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 NASDAQ-100 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $1,160,100)	20	$(1,534)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
July 2013 NASDAQ-100 Index Swap,
Terminating 07/31/13[5]
(Notional Value $9,236,973)	3,175	$8,405
Goldman Sachs International
July 2013 NASDAQ-100 Index Swap,
Terminating 07/29/13[5]
(Notional Value $479,770)	165	2,181
Barclays Bank plc
July 2013 NASDAQ-100 Index Swap,
Terminating 07/31/13[5]
(Notional Value $3,455,494)	1,188	872
(Total Notional Value
$13,172,237)		$11,458

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $19,357 of securities loaned
(cost $20,381,532)	$41,547,884
Repurchase agreements, at value
(cost $7,085,947)	7,085,947
Total investments
(cost $27,467,479)	48,633,831
Foreign currency, at value
(cost $1)	1
Segregated cash with broker	401,000
Unrealized appreciation on swap agreements	11,458
Cash	1,458
Receivables:
Fund shares sold	6,954,536
Dividends	25,249
Interest	47
Total assets	56,027,580
Liabilities:
Payable for:
Management fees	24,219
Upon return of securities loaned	20,125
Transfer agent and administrative fees	8,073
Investor service fees	8,073
Fund shares redeemed	7,360
Variation margin	6,578
Portfolio accounting fees	3,229
Miscellaneous	73,912
Total liabilities	151,569
Net assets	$55,876,011
Net assets consist of:
Paid in capital	$41,265,333
Accumulated net investment loss	(64,757)
Accumulated net realized loss on investments	(6,500,841)
Net unrealized appreciation on investments	21,176,276
Net assets	$55,876,011
Capital shares outstanding	2,268,822
Net asset value per share	$24.63

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$268,934
Interest	1,566
Income from securities lending, net	507
Total investment income	271,007

Expenses:
Management fees	160,833
Transfer agent and administrative fees	53,611
Investor service fees	53,611
Portfolio accounting fees	21,444
Professional fees	36,281
Custodian fees	2,219
Trustees’ fees*	1,810
Line of credit fees	32
Miscellaneous	12,414
Total expenses	342,255
Net investment loss	(71,248)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,354,510
Swap agreements	337,874
Futures contracts	(36,252)
Net realized gain	2,656,132
Net change in unrealized appreciation (depreciation) on:
Investments	1,205,145
Swap agreements	(41,218)
Futures contracts	(1,256)
Net change in unrealized appreciation (depreciation)	1,162,671
Net realized and unrealized gain	3,818,803
Net increase in net assets resulting from operations	$3,747,555

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(71,248)	$(182,098)
Net realized gain on investments	2,656,132	3,462,466
Net change in unrealized appreciation (depreciation) on investments	1,162,671	4,327,964
Net increase in net assets resulting from operations	3,747,555	7,608,332

Capital share transactions:
Proceeds from sale of shares	74,800,068	199,053,673
Cost of shares redeemed	(61,718,261)	(211,735,302)
Net increase (decrease) from capital share transactions	13,081,807	(12,681,629)
Net increase (decrease) in net assets	16,829,362	(5,073,297)

Net assets:
Beginning of period	39,046,649	44,119,946
End of period	$55,876,011	$39,046,649
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(64,757)	$6,491

Capital share activity:
Shares sold	3,129,963	8,894,809
Shares redeemed	(2,591,500)	(9,447,529)
Net increase (decrease) in shares	538,463	(552,720)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$22.57	$19.32	$18.91	$15.96	$10.50	$18.12
Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.08)	(.19)	(.14)	(.12)	(.09)
Net gain (loss) on investments (realized and unrealized)	2.10	3.33	.60	3.09	5.58	(7.51)
Total from investment operations	2.06	3.25	.41	2.95	5.46	(7.60)
Less distributions from:
Net investment income	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	(.02)
Net asset value, end of period	$24.63	$22.57	$19.32	$18.91	$15.96	$10.50

Total Return[c]	9.18%	16.77%	2.17%	18.48%	52.00%	41.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,876	$39,047	$44,120	$55,295	$57,542	$32,986
Ratios to average net assets:
Net investment loss	(0.33%)	(0.34%)	(0.98%)	(0.85%)	(0.94%)	(0.62%)
Total expenses	1.60%	1.61%	1.64%	1.59%	1.59%	1.55%
Portfolio turnover rate	68%	77%	68%	49%	59%	107%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

FUND PROFILE (Unaudited)	June 30, 2013

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
INVERSE NASDAQ-100® STRATEGY FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 19.4%
Federal Home Loan Bank[1]
0.05% due 07/19/13	$500,000	$499,988
Farmer Mac[1]
0.10% due 10/31/13	500,000	499,915
Total Federal Agency Discount Notes
(Cost $999,818)		999,903
REPURCHASE AGREEMENTS††,2 - 82.2%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	1,458,431	1,458,431
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	944,107	944,107
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	920,440	920,440
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	920,440	920,440
Total Repurchase Agreements
(Cost $4,243,418)		4,243,418
Total Investments - 101.6%
(Cost $5,243,236)		$5,243,321
Other Assets & Liabilities, net - (1.6)%		(82,636)
Total Net Assets - 100.0%		$5,160,685

		Unrealized
	Contracts	Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 NASDAQ-100 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $580,050)	10	$(3,746)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2013 NASDAQ-100 Index Swap,
Terminating 07/31/13[4]
(Notional Value $473,641)	163	$(443)
Goldman Sachs International
July 2013 NASDAQ-100 Index Swap,
Terminating 07/29/13[4]
(Notional Value $957,824)	329	(2,539)
Credit Suisse Capital, LLC
July 2013 NASDAQ-100 Index Swap,
Terminating 07/31/13[4]
(Notional Value $3,239,695)	1,113	(2,948)
(Total Notional Value $4,671,160)		$(5,930)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $999,818)	$999,903
Repurchase agreements, at value
(cost $4,243,418)	4,243,418
Total investments
(cost $5,243,236)	5,243,321
Segregated cash with broker	282,000
Receivables:
Interest	18
Fund shares sold	10
Other assets	9,031
Total assets	5,534,380
Liabilities:
Unrealized depreciation on swap agreements	5,930
Payable for:
Fund shares redeemed	353,009
Management fees	2,951
Transfer agent and administrative fees	820
Investor service fees	820
Portfolio accounting fees	328
Swap settlement	190
Variation margin	150
Miscellaneous	9,497
Total liabilities	373,695
Net assets	$5,160,685
Net assets consist of:
Paid in capital	$30,345,424
Accumulated net investment loss	(46,436)
Accumulated net realized loss on investments	(25,128,712)
Net unrealized depreciation on investments	(9,591)
Net assets	$5,160,685
Capital shares outstanding	666,657
Net asset value per share	$7.74

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$1,959
Total investment income	1,959

Expenses:
Management fees	24,932
Transfer agent and administrative fees	6,926
Investor service fees	6,926
Portfolio accounting fees	2,770
Professional fees	4,736
Custodian fees	292
Trustees’ fees*	238
Miscellaneous	1,574
Total expenses	48,394
Net investment loss	(46,435)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,031
Swap agreements	(698,402)
Futures contracts	(68,457)
Net realized loss	(757,828)
Net change in unrealized appreciation (depreciation) on:
Investments	61
Swap agreements	88,732
Futures contracts	(15,268)
Net change in unrealized appreciation (depreciation)	73,525
Net realized and unrealized loss	(684,303)
Net decrease in net assets resulting from operations	$(730,738)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(46,435)	$(111,886)
Net realized loss on investments	(757,828)	(682,523)
Net change in unrealized appreciation (depreciation) on investments	73,525	(107,666)
Net decrease in net assets resulting from operations	(730,738)	(902,075)

Capital share transactions:
Proceeds from sale of shares	40,724,243	129,937,665
Cost of shares redeemed	(41,638,589)	(129,653,115)
Net increase (decrease) from capital share transactions	(914,346)	284,550
Net decrease in net assets	(1,645,084)	(617,525)

Net assets:
Beginning of period	6,805,769	7,423,294
End of period	$5,160,685	$6,805,769
Accumulated net investment loss at end of period	$(46,436)	$(1)

Capital share activity:
Shares sold	5,051,841	14,544,540
Shares redeemed	(5,172,747)	(14,455,849)
Net increase (decrease) in shares	(120,906)	88,691

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$8.64	$10.62	$11.81	$15.00	$25.05	$16.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.15)	(.19)	(.22)	(.31)	.02
Net gain (loss) on investments (realized and unrealized)	(.83)	(1.83)	(1.00)	(2.97)	(9.72)	8.13
Total from investment operations	(.90)	(1.98)	(1.19)	(3.19)	(10.03)	8.15
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.09)
Total distributions	—	—	—	—	(.02)	(.09)
Net asset value, end of period	$7.74	$8.64	$10.62	$11.81	$15.00	$25.05

Total Return[c]	(10.42%)	(18.64%)	(10.08%)	(21.27%)	(40.05%)	47.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,161	$6,806	$7,423	$7,647	$14,309	$12,127
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.64%)	(1.74%)	(1.59%)	(1.61%)	0.08%
Total expenses	1.75%	1.76%	1.79%	1.74%	1.75%	1.70%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	2.2%
Apple, Inc.	2.0%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
General Electric Co.	1.3%
Google, Inc. — Class A	1.3%
Chevron Corp.	1.2%
Procter & Gamble Co.	1.1%
Berkshire Hathaway, Inc. — Class B	1.1%
Wells Fargo & Co.	1.1%
Top Ten Total	14.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 77.4%

INFORMATION TECHNOLOGY - 13.7%
Apple, Inc.	1,067	$422,617
Microsoft Corp.	8,552	295,300
Google, Inc. — Class A*	306	269,394
International Business Machines Corp.	1,191	227,613
Cisco Systems, Inc.	6,079	147,781
Intel Corp.	5,659	137,062
Oracle Corp.	4,176	128,287
QUALCOMM, Inc.	1,962	119,839
Visa, Inc. — Class A	577	105,446
Mastercard, Inc. — Class A	122	70,089
eBay, Inc.*	1,328	68,684
EMC Corp.	2,391	56,476
Hewlett-Packard Co.	2,191	54,337
Accenture plc — Class A	740	53,251
Texas Instruments, Inc.	1,263	44,041
Automatic Data Processing, Inc.	548	37,735
Yahoo!, Inc.*	1,086	27,269
Adobe Systems, Inc.*	567	25,832
Corning, Inc.	1,682	23,935
Salesforce.com, Inc.*	618	23,595
Dell, Inc.	1,666	22,241
Cognizant Technology Solutions Corp. — Class A*	345	21,600
TE Connectivity Ltd.	471	21,449
Applied Materials, Inc.	1,363	20,323
Broadcom Corp. — Class A	598	20,188
Intuit, Inc.	318	19,408
Symantec Corp.	790	17,751
Motorola Solutions, Inc.	306	17,665
SanDisk Corp.*	282	17,230
Micron Technology, Inc.*	1,177	16,866
Seagate Technology plc	368	16,497
Analog Devices, Inc.	348	15,681
NetApp, Inc.	413	15,603
Western Digital Corp.	246	15,274
Amphenol Corp. — Class A	185	14,419
Fidelity National Information Services, Inc.	334	14,309
Paychex, Inc.	369	13,476
Citrix Systems, Inc.*	216	13,031
Fiserv, Inc.*	148	12,937
Xerox Corp.	1,395	12,653
Altera Corp.	362	11,942
Xilinx, Inc.	298	11,804
Juniper Networks, Inc.*	575	11,103
Western Union Co.	638	10,916
CA, Inc.	377	10,794
KLA-Tencor Corp.	191	10,644
Red Hat, Inc.*	220	10,520
Linear Technology Corp.	268	9,873
Teradata Corp.*	189	9,493
NVIDIA Corp.	661	9,274
Akamai Technologies, Inc.*	207	8,808
Autodesk, Inc.*	258	8,757
Microchip Technology, Inc.	229	8,530
Lam Research Corp.*	181	8,026
Electronic Arts, Inc.*	345	7,925
VeriSign, Inc.*	173	7,726
Computer Sciences Corp.	167	7,310
BMC Software, Inc.*	147	6,636
F5 Networks, Inc.*	94	6,467
Harris Corp.	122	6,009
Molex, Inc.	161	4,724
Total System Services, Inc.	186	4,553
SAIC, Inc.	323	4,499
LSI Corp.*	623	4,448
Jabil Circuit, Inc.	215	4,382
FLIR Systems, Inc.	157	4,234
Teradyne, Inc.*	220	3,865
JDS Uniphase Corp.*	268	3,854
First Solar, Inc.*	73	3,265
Advanced Micro Devices, Inc.*	694	2,832
Total Information Technology		2,900,397
FINANCIALS - 12.9%
Berkshire Hathaway, Inc. — Class B*	2,077	232,458
Wells Fargo & Co.	5,601	231,153
JPMorgan Chase & Co.	4,305	227,262
Citigroup, Inc.	3,466	166,264
Bank of America Corp.	12,263	157,702
American Express Co.	1,092	81,638
U.S. Bancorp	2,100	75,915
American International Group, Inc.*	1,678	75,007
Goldman Sachs Group, Inc.	488	73,809
MetLife, Inc.	1,251	57,246
Simon Property Group, Inc.	355	56,062
PNC Financial Services Group, Inc.	598	43,606
Capital One Financial Corp.	666	41,831
Prudential Financial, Inc.	532	38,852
Morgan Stanley	1,557	38,038
Bank of New York Mellon Corp.	1,322	37,082
BlackRock, Inc. — Class A	139	35,702
ACE Ltd.	387	34,629
Travelers Companies, Inc.	428	34,206
State Street Corp.	517	33,714
American Tower Corp. — Class A	449	32,854
Aflac, Inc.	535	31,094
BB&T Corp.	800	27,104
Discover Financial Services	559	26,631
CME Group, Inc. — Class A	349	26,516
Charles Schwab Corp.	1,249	26,516
Public Storage	168	25,759
Allstate Corp.	533	25,648
Chubb Corp.	296	25,056
Marsh & McLennan Companies, Inc.	625	24,950
HCP, Inc.	522	23,720
Ventas, Inc.	335	23,269
Aon plc	348	22,394
Health Care REIT, Inc.	327	21,919
T. Rowe Price Group, Inc.	294	21,506
Prologis, Inc.	565	21,312
Equity Residential	361	20,959

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013

S&P 500® 2x STRATEGY FUND

	Shares	Value
Franklin Resources, Inc.	153	$20,811
SunTrust Banks, Inc.	617	19,479
AvalonBay Communities, Inc.	143	19,292
Weyerhaeuser Co.	652	18,575
Ameriprise Financial, Inc.	229	18,522
Fifth Third Bancorp	997	17,996
Boston Properties, Inc.	169	17,824
McGraw Hill Financial, Inc.	309	16,436
Invesco Ltd.	508	16,154
Hartford Financial Services Group, Inc.	520	16,079
Vornado Realty Trust	194	16,073
Progressive Corp.	630	16,015
IntercontinentalExchange, Inc.*	88	15,643
Loews Corp.	346	15,362
Regions Financial Corp.	1,608	15,324
M&T Bank Corp.	136	15,198
Northern Trust Corp.	251	14,533
Host Hotels & Resorts, Inc.	843	14,221
Moody’s Corp.	220	13,405
Principal Financial Group, Inc.	316	11,834
KeyCorp	1,052	11,614
NYSE Euronext	278	11,509
SLM Corp.	501	11,453
Lincoln National Corp.	308	11,233
Kimco Realty Corp.	464	9,944
XL Group plc — Class A	326	9,884
Macerich Co.	152	9,267
Unum Group	305	8,958
Leucadia National Corp.	332	8,705
Plum Creek Timber Company, Inc.	185	8,634
Comerica, Inc.	208	8,285
CBRE Group, Inc. — Class A*	347	8,106
Cincinnati Financial Corp.	168	7,711
Huntington Bancshares, Inc.	954	7,518
Torchmark Corp.	103	6,709
Genworth Financial, Inc. — Class A*	557	6,355
Zions Bancorporation	213	6,151
People’s United Financial, Inc.	386	5,751
Hudson City Bancorp, Inc.	544	4,983
Apartment Investment & Management Co. — Class A	165	4,957
Assurant, Inc.	92	4,684
NASDAQ OMX Group, Inc.	138	4,525
E*TRADE Financial Corp.*	325	4,115
Legg Mason, Inc.	124	3,845
Total Financials		2,713,055
HEALTH CARE - 9.8%
Johnson & Johnson	3,200	274,751
Pfizer, Inc.	7,592	212,652
Merck & Company, Inc.	3,435	159,556
Gilead Sciences, Inc.*	1,732	88,696
Amgen, Inc.	850	83,861
Bristol-Myers Squibb Co.	1,867	83,436
UnitedHealth Group, Inc.	1,163	76,153
AbbVie, Inc.	1,805	74,619
Abbott Laboratories	1,775	61,912
Medtronic, Inc.	1,155	59,448
Biogen Idec, Inc.*	273	58,750
Express Scripts Holding Co.*	934	57,619
Eli Lilly & Co.	1,130	55,506
Celgene Corp.*	473	55,298
Baxter International, Inc.	621	43,017
Thermo Fisher Scientific, Inc.	404	34,191
Covidien plc	537	33,745
McKesson Corp.	261	29,884
Allergan, Inc.	339	28,557
WellPoint, Inc.	343	28,071
Aetna, Inc.	430	27,322
Cigna Corp.	325	23,559
Intuitive Surgical, Inc.*	45	22,796
Becton Dickinson and Co.	220	21,743
Stryker Corp.	327	21,150
Alexion Pharmaceuticals, Inc.*	226	20,846
Regeneron Pharmaceuticals, Inc.*	83	18,665
Cardinal Health, Inc.	393	18,550
Actavis, Inc.*	142	17,923
Zoetis, Inc.	573	17,700
Agilent Technologies, Inc.	390	16,676
Cerner Corp.*	169	16,239
AmerisourceBergen Corp. — Class A	267	14,907
St. Jude Medical, Inc.	324	14,784
Humana, Inc.	175	14,767
Life Technologies Corp.*	198	14,654
Zimmer Holdings, Inc.	193	14,463
Boston Scientific Corp.*	1,536	14,239
Mylan, Inc.*	433	13,436
Perrigo Co.	98	11,858
DaVita HealthCare Partners, Inc.*	94	11,355
Quest Diagnostics, Inc.	185	11,217
Forest Laboratories, Inc.*	265	10,865
Laboratory Corporation of America Holdings*	103	10,310
Waters Corp.*	95	9,505
CareFusion Corp.*	247	9,102
CR Bard, Inc.	82	8,912
Edwards Lifesciences Corp.*	125	8,400
Varian Medical Systems, Inc.*	120	8,094
Hospira, Inc.*	193	7,394
DENTSPLY International, Inc.	167	6,840
Tenet Healthcare Corp.*	121	5,578
PerkinElmer, Inc.	124	4,030
Patterson Companies, Inc.	93	3,497
Total Health Care		2,071,098
Consumer Discretionary - 9.5%
Walt Disney Co.	2,052	129,583
Home Depot, Inc.	1,662	128,755
Comcast Corp. — Class A	3,000	125,640
Amazon.com, Inc.*	412	114,409
McDonald’s Corp.	1,140	112,860
Twenty-First Century Fox, Inc. — Class A	2,263	73,773
Ford Motor Co.	4,474	69,213
Time Warner, Inc.	1,061	61,347
Starbucks Corp.	852	55,797
NIKE, Inc. — Class B	823	52,409

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013

S&P 500® 2x STRATEGY FUND

	Shares	Value
Priceline.com, Inc.*	62	$51,282
Target Corp.	732	50,405
Lowe’s Companies, Inc.	1,225	50,103
TJX Companies, Inc.	819	40,998
DIRECTV*	640	39,437
Time Warner Cable, Inc.	333	37,456
Yum! Brands, Inc.	516	35,779
Viacom, Inc. — Class B	513	34,910
CBS Corp. — Class B	653	31,913
General Motors Co.*	877	29,213
Johnson Controls, Inc.	782	27,988
Discovery Communications, Inc. — Class A*	282	21,773
Macy’s, Inc.	436	20,929
VF Corp.	103	19,885
Omnicom Group, Inc.	295	18,546
Coach, Inc.	321	18,326
Bed Bath & Beyond, Inc.*	252	17,867
Mattel, Inc.	393	17,807
Carnival Corp.	508	17,419
Dollar General Corp.*	344	17,348
AutoZone, Inc.*	40	16,948
Delphi Automotive plc	333	16,880
Ross Stores, Inc.	250	16,203
Harley-Davidson, Inc.	259	14,198
Genuine Parts Co.	180	14,053
Starwood Hotels & Resorts Worldwide, Inc.	221	13,965
O’Reilly Automotive, Inc.*	123	13,852
The Gap, Inc.	327	13,646
L Brands, Inc.	277	13,642
Dollar Tree, Inc.*	258	13,117
Chipotle Mexican Grill, Inc. — Class A*	35	12,752
Netflix, Inc.*	60	12,665
Staples, Inc.	757	12,006
CarMax, Inc.*	259	11,955
Kohl’s Corp.	236	11,920
BorgWarner, Inc.*	136	11,716
PVH Corp.	93	11,630
Ralph Lauren Corp. — Class A	66	11,467
Wynn Resorts Ltd.	89	11,392
Marriott International, Inc. — Class A	276	11,142
Nordstrom, Inc.	168	10,070
Whirlpool Corp.	88	10,064
Tiffany & Co.	138	10,052
H&R Block, Inc.	312	8,658
Wyndham Worldwide Corp.	151	8,642
Newell Rubbermaid, Inc.	325	8,531
Best Buy Company, Inc.	305	8,336
TripAdvisor, Inc.*	130	7,913
PetSmart, Inc.	115	7,704
PulteGroup, Inc.*	388	7,361
Darden Restaurants, Inc.	144	7,269
Interpublic Group of Companies, Inc.	490	7,130
DR Horton, Inc.	316	6,724
Fossil Group, Inc.*	65	6,715
Lennar Corp. — Class A	184	6,631
Family Dollar Stores, Inc.	106	6,605
Gannett Company, Inc.	259	6,335
Scripps Networks Interactive, Inc. — Class A	94	6,275
Expedia, Inc.	103	6,195
Hasbro, Inc.	136	6,097
GameStop Corp. — Class A	132	5,548
Urban Outfitters, Inc.*	130	5,229
Leggett & Platt, Inc.	167	5,192
International Game Technology	297	4,963
Garmin Ltd.	129	4,665
Goodyear Tire & Rubber Co.*	282	4,312
Cablevision Systems Corp. — Class A	249	4,188
Harman International Industries, Inc.	75	4,065
Abercrombie & Fitch Co. — Class A	85	3,846
JC Penney Company, Inc.*	167	2,852
AutoNation, Inc.*	43	1,866
Washington Post Co. — Class B	3	1,451
Total Consumer Discretionary		1,989,803
ENERGY - 8.2%
Exxon Mobil Corp.	5,056	456,809
Chevron Corp.	2,210	261,531
Schlumberger Ltd.	1,513	108,422
ConocoPhillips	1,396	84,458
Occidental Petroleum Corp.	916	81,735
Anadarko Petroleum Corp.	576	49,496
Halliburton Co.	1,059	44,181
Phillips 66	704	41,473
EOG Resources, Inc.	312	41,084
Apache Corp.	444	37,221
National Oilwell Varco, Inc.	489	33,692
Marathon Oil Corp.	802	27,733
Kinder Morgan, Inc.	721	27,506
Marathon Petroleum Corp.	370	26,292
Spectra Energy Corp.	759	26,155
Williams Companies, Inc.	782	25,392
Noble Energy, Inc.	406	24,376
Pioneer Natural Resources Co.	160	23,160
Baker Hughes, Inc.	499	23,019
Hess Corp.	340	22,607
Devon Energy Corp.	428	22,205
Valero Energy Corp.	616	21,418
Cameron International Corp.*	284	17,369
Cabot Oil & Gas Corp.	243	17,258
Ensco plc — Class A	269	15,633
FMC Technologies, Inc.*	267	14,867
Range Resources Corp.	191	14,768
Southwestern Energy Co.*	402	14,685
Equities Corp.	171	13,572
Murphy Oil Corp.	211	12,848
Chesapeake Energy Corp.	586	11,943
Noble Corp.	286	10,748
Tesoro Corp.	151	7,900
Helmerich & Payne, Inc.	118	7,369
Denbury Resources, Inc.*	423	7,326
CONSOL Energy, Inc.	264	7,155
QEP Resources, Inc.	207	5,750

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013

S&P 500® 2x STRATEGY FUND

	Shares	Value
Diamond Offshore Drilling, Inc.	83	$5,710
Nabors Industries Ltd.	338	5,175
Rowan Companies plc — Class A*	138	4,702
Peabody Energy Corp.	307	4,494
WPX Energy, Inc.*	232	4,394
Newfield Exploration Co.*	150	3,584
Total Energy		1,717,215
Consumer Staples - 8.1%
Procter & Gamble Co.	3,122	240,362
Coca-Cola Co.	4,358	174,800
Philip Morris International, Inc.	1,861	161,200
PepsiCo, Inc.	1,763	144,196
Wal-Mart Stores, Inc.	1,869	139,222
Altria Group, Inc.	2,286	79,987
CVS Caremark Corp.	1,397	79,880
Mondelez International, Inc. — Class A	2,029	57,886
Colgate-Palmolive Co.	993	56,889
Costco Wholesale Corp.	496	54,843
Walgreen Co.	978	43,228
Kimberly-Clark Corp.	437	42,450
Kraft Foods Group, Inc.	674	37,656
General Mills, Inc.	735	35,670
Archer-Daniels-Midland Co.	747	25,331
Sysco Corp.	674	23,024
Kroger Co.	591	20,413
Whole Foods Market, Inc.	391	20,129
Lorillard, Inc.	429	18,739
Kellogg Co.	290	18,627
Mead Johnson Nutrition Co. — Class A	230	18,223
Estee Lauder Companies, Inc. — Class A	277	18,218
Reynolds American, Inc.	365	17,655
ConAgra Foods, Inc.	471	16,452
Hershey Co.	171	15,267
JM Smucker Co.	119	12,275
Clorox Co.	146	12,138
Beam, Inc.	187	11,802
Brown-Forman Corp. — Class B	170	11,484
Dr Pepper Snapple Group, Inc.	236	10,839
Avon Products, Inc.	496	10,431
McCormick & Company, Inc.	146	10,273
Monster Beverage Corp.*	168	10,209
Coca-Cola Enterprises, Inc.	289	10,161
Constellation Brands, Inc. — Class A*	179	9,329
Campbell Soup Co.	206	9,227
Molson Coors Brewing Co. — Class B	179	8,567
Tyson Foods, Inc. — Class A	325	8,346
Safeway, Inc.	270	6,388
Hormel Foods Corp.	150	5,787
Total Consumer Staples		1,707,603
Industrials - 7.9%
General Electric Co.	11,769	272,924
United Technologies Corp.	958	89,036
Union Pacific Corp.	531	81,922
Boeing Co.	781	80,005
3M Co.	721	78,841
Honeywell International, Inc.	893	70,851
United Parcel Service, Inc. — Class B	808	69,876
Caterpillar, Inc.	748	61,702
Emerson Electric Co.	815	44,450
Danaher Corp.	658	41,651
Precision Castparts Corp.	170	38,422
Deere & Co.	446	36,237
Eaton Corporation plc	536	35,274
FedEx Corp.	337	33,221
Lockheed Martin Corp.	304	32,972
Illinois Tool Works, Inc.	470	32,509
General Dynamics Corp.	374	29,295
CSX Corp.	1,166	27,040
Norfolk Southern Corp.	354	25,718
Raytheon Co.	374	24,729
Cummins, Inc.	204	22,126
Northrop Grumman Corp.	266	22,025
PACCAR, Inc.	398	21,357
Waste Management, Inc.	501	20,205
Tyco International Ltd.	529	17,430
WW Grainger, Inc.	69	17,400
Ingersoll-Rand plc	313	17,378
Parker Hannifin Corp.	168	16,027
Dover Corp.	197	15,299
Stanley Black & Decker, Inc.	189	14,610
Roper Industries, Inc.	117	14,534
Fastenal Co.	307	14,076
Pentair Ltd.	237	13,673
Kansas City Southern	122	12,927
Rockwell Automation, Inc.	155	12,887
Republic Services, Inc. — Class A	339	11,506
Fluor Corp.	181	10,735
Stericycle, Inc.*	96	10,601
Southwest Airlines Co.	821	10,583
CH Robinson Worldwide, Inc.	183	10,305
Rockwell Collins, Inc.	156	9,892
ADT Corp.	248	9,883
Expeditors International of Washington, Inc.	237	9,008
Flowserve Corp.	159	8,588
L-3 Communications Holdings, Inc.	100	8,574
Pall Corp.	124	8,237
Textron, Inc.	313	8,154
Jacobs Engineering Group, Inc.*	145	7,994
Masco Corp.	409	7,971
Equifax, Inc.	134	7,897
Quanta Services, Inc.*	245	6,483
Snap-on, Inc.	65	5,810
Xylem, Inc.	214	5,765
Joy Global, Inc.	118	5,727
Cintas Corp.	121	5,511
Iron Mountain, Inc.	194	5,162
Robert Half International, Inc.	155	5,151
Avery Dennison Corp.	118	5,046
Dun & Bradstreet Corp.	49	4,775
Ryder System, Inc.	58	3,526
Pitney Bowes, Inc.	234	3,435
Total Industrials		1,654,948

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013

S&P 500® 2x STRATEGY FUND

	Shares	Value
UTILITIES - 2.6%
Duke Energy Corp.	799	$53,932
Southern Co.	990	43,689
NextEra Energy, Inc.	483	39,355
Dominion Resources, Inc.	661	37,558
Exelon Corp.	978	30,201
American Electric Power Company, Inc.	549	24,584
PG&E Corp.	503	23,002
Sempra Energy	253	20,685
PPL Corp.	679	20,547
Consolidated Edison, Inc.	335	19,534
Public Service Enterprise Group, Inc.	580	18,943
Edison International	375	18,060
FirstEnergy Corp.	478	17,849
Xcel Energy, Inc.	563	15,955
Northeast Utilities	359	15,085
Entergy Corp.	203	14,145
DTE Energy Co.	201	13,469
CenterPoint Energy, Inc.	489	11,487
Wisconsin Energy Corp.	264	10,821
NiSource, Inc.	357	10,224
NRG Energy, Inc.	369	9,852
ONEOK, Inc.	234	9,666
Ameren Corp.	278	9,574
AES Corp.	704	8,441
CMS Energy Corp.	298	8,097
SCANA Corp.	155	7,611
Pinnacle West Capital Corp.	122	6,767
Pepco Holdings, Inc.	279	5,625
AGL Resources, Inc.	130	5,572
Integrys Energy Group, Inc.	94	5,502
TECO Energy, Inc.	233	4,005
Total Utilities		539,837
MATERIALS - 2.5%
Monsanto Co.	611	60,366
EI du Pont de Nemours & Co.	1,046	54,915
Dow Chemical Co.	1,380	44,395
Praxair, Inc.	338	38,924
Freeport-McMoRan Copper & Gold, Inc.	1,181	32,607
LyondellBasell Industries N.V. — Class A	431	28,558
Ecolab, Inc.	306	26,069
PPG Industries, Inc.	167	24,450
International Paper Co.	511	22,642
Air Products & Chemicals, Inc.	241	22,068
Mosaic Co.	318	17,112
Newmont Mining Corp.	570	17,072
Sherwin-Williams Co.	95	16,777
Nucor Corp.	366	15,855
Eastman Chemical Co.	174	12,182
CF Industries Holdings, Inc.	64	10,976
Sigma-Aldrich Corp.	134	10,768
Alcoa, Inc.	1,220	9,540
FMC Corp.	156	9,525
International Flavors & Fragrances, Inc.	96	7,215
Vulcan Materials Co.	144	6,971
Airgas, Inc.	73	6,969
Ball Corp.	166	6,896
MeadWestvaco Corp.	200	6,822
Sealed Air Corp.	223	5,341
Owens-Illinois, Inc.*	191	5,308
Bemis Company, Inc.	122	4,775
Allegheny Technologies, Inc.	119	3,131
Cliffs Natural Resources, Inc.	175	2,844
United States Steel Corp.	160	2,805
Total Materials		533,878
TELECOMMUNICATION SERVICES - 2.2%
AT&T, Inc.	6,123	216,754
Verizon Communications, Inc.	3,254	163,806
CenturyLink, Inc.	696	24,604
Crown Castle International Corp.*	335	24,250
Sprint Nextel Corp.*	3,432	24,093
Windstream Corp.	674	5,197
Frontier Communications Corp.	1,137	4,605
Total Telecommunication Services		463,309
Total Common Stocks
(Cost $11,606,186)		16,291,143

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 17.9%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[2]	$3,246,761	3,246,761
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	174,166	174,166
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	169,800	169,800
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	169,800	169,800
Total Repurchase Agreements
(Cost $3,760,527)		3,760,527
Total Investments - 95.3%
(Cost $15,366,713)		$20,051,670
Other Assets & Liabilities, net - 4.7%		986,370
Total Net Assets - 100.0%		$21,038,040

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P 500® 2x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $10,369,125)	130	$(149,549)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2013 S&P 500 Index Swap,
Terminating 07/29/13[3]
(Notional Value $6,171,264)	3,842	$12,289
Barclays Bank plc
July 2013 S&P 500 Index Swap,
Terminating 07/31/13[3]
(Notional Value $434,163)	270	(1,877)
Credit Suisse Capital, LLC
July 2013 S&P 500 Index Swap,
Terminating 07/31/13[3]
(Notional Value $8,706,751)	5,420	(37,344)
(Total Notional Value
$15,312,178)		$(26,932)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $11,606,186)	$16,291,143
Repurchase agreements, at value
(cost $3,760,527)	3,760,527
Total investments
(cost $15,366,713)	20,051,670
Segregated cash with broker	705,000
Unrealized appreciation on swap agreements	12,289
Receivable for swap settlement	4,324
Cash	158
Receivables:
Securities sold	2,976,425
Fund shares sold	38,250
Dividends	19,802
Interest	11
Other assets	3,937
Total assets	23,811,866
Liabilities:
Unrealized depreciation on swap agreements	39,221
Payable for:
Fund shares redeemed	2,600,291
Variation margin	73,775
Management fees	16,298
Transfer agent and administrative fees	4,527
Investor service fees	4,527
Portfolio accounting fees	1,811
Miscellaneous	33,376
Total liabilities	2,773,826
Net assets	$21,038,040
Net assets consist of:
Paid in capital	$17,737,264
Accumulated net investment loss	(64,394)
Accumulated net realized loss on investments	(1,143,306)
Net unrealized appreciation on investments	4,508,476
Net assets	$21,038,040
Capital shares outstanding	118,724
Net asset value per share	$177.20

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $21)	$127,733
Interest	2,753
Income from securities lending, net	20
Other income	12
Total investment income	130,518

Expenses:
Management fees	102,936
Transfer agent and administrative fees	28,593
Investor service fees	28,593
Portfolio accounting fees	11,437
Professional fees	14,656
Custodian fees	1,282
Trustees’ fees*	734
Line of credit fees	34
Miscellaneous	7,459
Total expenses	195,724
Net investment loss	(65,206)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(207,808)
Swap agreements	3,871,090
Futures contracts	546,377
Net realized gain	4,209,659
Net change in unrealized appreciation (depreciation) on:
Investments	1,283,759
Swap agreements	(82,871)
Futures contracts	(145,982)
Net change in unrealized appreciation (depreciation)	1,054,906
Net realized and unrealized gain	5,264,565
Net increase in net assets resulting from operations	$5,199,359

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(65,206)	$(60,385)
Net realized gain on investments	4,209,659	3,800,052
Net change in unrealized appreciation (depreciation) on investments	1,054,906	908,935
Net increase in net assets resulting from operations	5,199,359	4,648,602

Capital share transactions:
Proceeds from sale of shares	146,405,463	363,785,066
Cost of shares redeemed	(143,050,754)	(378,812,200)
Net increase (decrease) from capital share transactions	3,354,709	(15,027,134)
Net increase (decrease) in net assets	8,554,068	(10,378,532)

Net assets:
Beginning of period	12,483,972	22,862,504
End of period	$21,038,040	$12,483,972
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(64,394)	$812

Capital share activity:
Shares sold	876,948	2,809,448
Shares redeemed	(847,527)	(2,931,738)
Net increase (decrease) in shares	29,421	(122,290)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$139.79	$108.05	$112.49	$89.65	$61.59	$192.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.36)	(.83)	(.55)	(.19)	.70
Net gain (loss) on investments (realized and unrealized)	37.88	32.10	(3.61)	23.39	28.76	(131.51)
Total from investment operations	37.41	31.74	(4.44)	22.84	28.57	(130.81)
Less distributions from:
Net investment income	—	—	—	—	(.51)	—
Total distributions	—	—	—	—	(.51)	—
Net asset value, end of period	$177.20	$139.79	$108.05	$112.49	$89.65	$61.59

Total Return[c]	26.76%	29.39%	(3.95%)	25.47%	46.40%	(67.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,038	$12,484	$22,863	$21,024	$28,872	$26,513
Ratios to average net assets:
Net investment income (loss)	(0.57%)	(0.28%)	(0.72%)	(0.59%)	(0.30%)	0.56%
Total expenses	1.71%	1.73%	1.76%	1.71%	1.71%	1.67%
Portfolio turnover rate	101%	301%	232%	68%	204%	305%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	5.6%
Microsoft Corp.	4.4%
Google, Inc. — Class A	3.6%
Oracle Corp.	2.2%
Cisco Systems, Inc.	2.0%
Amazon.com, Inc.	1.9%
Intel Corp.	1.8%
QUALCOMM, Inc.	1.6%
Comcast Corp. — Class A	1.3%
Gilead Sciences, Inc.	1.2%
Top Ten Total	25.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 51.1%

INFORMATION TECHNOLOGY - 30.9%
Apple, Inc.	3,325	$1,316,966
Microsoft Corp.	29,572	1,021,122
Google, Inc. — Class A*	959	844,274
Oracle Corp.	16,638	511,119
Cisco Systems, Inc.	18,926	460,091
Intel Corp.	17,605	426,392
QUALCOMM, Inc.	6,117	373,626
eBay, Inc.*	4,597	237,757
Facebook, Inc. — Class A*	6,196	154,033
Texas Instruments, Inc.	3,931	137,074
Automatic Data Processing, Inc.	1,717	118,233
Yahoo!, Inc.*	3,834	96,272
Baidu, Inc. ADR*	975	92,167
Dell, Inc.	6,186	82,583
Adobe Systems, Inc.*	1,780	81,097
Cognizant Technology Solutions Corp. — Class A*	1,065	66,680
Intuit, Inc.	1,055	64,387
Applied Materials, Inc.	4,256	63,457
Broadcom Corp. — Class A	1,843	62,220
Seagate Technology plc	1,269	56,890
Activision Blizzard, Inc.	3,953	56,370
Symantec Corp.	2,466	55,411
SanDisk Corp.*	862	52,668
Micron Technology, Inc.*	3,650	52,305
Western Digital Corp.	834	51,783
Analog Devices, Inc.	1,087	48,980
NetApp, Inc.	1,272	48,056
Paychex, Inc.	1,289	47,074
CA, Inc.	1,602	45,865
Fiserv, Inc.*	470	41,083
Citrix Systems, Inc.*	660	39,818
Altera Corp.	1,136	37,477
Xilinx, Inc.	937	37,115
Check Point Software Technologies Ltd.*	697	34,627
Avago Technologies Ltd.	871	32,558
KLA-Tencor Corp.	584	32,546
Equinix, Inc.*	170	31,402
Linear Technology Corp.	821	30,246
NVIDIA Corp.	2,049	28,747
Maxim Integrated Products, Inc.	1,026	28,502
Autodesk, Inc.*	797	27,050
Akamai Technologies, Inc.*	622	26,466
Microchip Technology, Inc.	693	25,814
BMC Software, Inc.*	513	23,157
Nuance Communications, Inc.*	1,127	20,714
F5 Networks, Inc.*	280	19,264
Total Information Technology		7,241,538
CONSUMER DISCRETIONARY - 9.3%
Amazon.com, Inc.*	1,607	446,248
Comcast Corp. — Class A	7,539	315,734
Twenty-First Century Fox, Inc. — Class A	5,363	174,834
Starbucks Corp.	2,647	173,352
Priceline.com, Inc.*	180	148,883
DIRECTV*	1,976	121,761
Viacom, Inc. — Class B	1,536	104,525
Sirius XM Radio, Inc.	22,600	75,710
Mattel, Inc.	1,219	55,233
Bed Bath & Beyond, Inc.*	777	55,089
Ross Stores, Inc.	774	50,163
Liberty Media Corp. — Class A*	394	49,943
Wynn Resorts Ltd.	360	46,080
O’Reilly Automotive, Inc.*	386	43,471
Netflix, Inc.*	193	40,740
Liberty Interactive Corp. — Class A*	1,769	40,705
Dollar Tree, Inc.*	794	40,367
Discovery Communications, Inc. — Class A*	514	39,686
Staples, Inc.	2,349	37,255
Liberty Global plc — Class A*	502	37,188
Expedia, Inc.	434	26,105
Garmin Ltd.	695	25,131
Fossil Group, Inc.*	205	21,179
Sears Holdings Corp.*	375	15,780
Total Consumer Discretionary		2,185,162
HEALTH CARE - 6.7%
Gilead Sciences, Inc.*	5,396	276,330
Amgen, Inc.	2,653	261,746
Biogen Idec, Inc.*	841	180,983
Express Scripts Holding Co.*	2,895	178,592
Celgene Corp.*	1,473	172,208
Regeneron Pharmaceuticals, Inc.*	338	76,009
Intuitive Surgical, Inc.*	139	70,415
Alexion Pharmaceuticals, Inc.*	692	63,830
Vertex Pharmaceuticals, Inc.*	782	62,458
Cerner Corp.*	605	58,134
Life Technologies Corp.*	612	45,294
Mylan, Inc.*	1,349	41,859
Catamaran Corp.*	726	35,371
Henry Schein, Inc.*	307	29,395
DENTSPLY International, Inc.	510	20,890
Total Health Care		1,573,514
CONSUMER STAPLES - 2.4%
Mondelez International, Inc. — Class A	6,317	180,224
Costco Wholesale Corp.	1,547	171,052
Kraft Foods Group, Inc.	2,102	117,439
Whole Foods Market, Inc.	1,309	67,387
Monster Beverage Corp.*	586	35,611
Total Consumer Staples		571,713
INDUSTRIALS - 1.0%
PACCAR, Inc.	1,249	67,021
Fastenal Co.	1,049	48,097
Verisk Analytics, Inc. — Class A*	600	35,820
Stericycle, Inc.*	302	33,350
CH Robinson Worldwide, Inc.	568	31,984
Expeditors International of Washington, Inc.	735	27,937
Total Industrials		244,209

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

TELECOMMUNICATION SERVICES - 0.6%
Vodafone Group plc ADR	3,540	$101,740
SBA Communications Corp. — Class A*	452	33,502
Total Telecommunication Services		135,242
MATERIALS - 0.2%
Sigma-Aldrich Corp.	424	34,072
Randgold Resources Ltd. ADR	170	10,889
Total Materials		44,961
Total Common Stocks
(Cost $9,516,846)		11,996,339

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 43.9%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[2]	$6,340,200	6,340,200
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	1,341,158	1,341,158
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	1,307,539	1,307,539
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	1,307,539	1,307,539
Total Repurchase Agreements
(Cost $10,296,436)		10,296,436
Total Investments - 95.0%
(Cost $19,813,282)		$22,292,775
Other Assets & Liabilities, net - 5.0%		1,172,723
Total Net Assets - 100.0%		$23,465,498

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $406,035)	7	$(537)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2013 NASDAQ-100 Index Swap,
Terminating 07/29/13[3]
(Notional Value $30,048,076)	10,327	$161,104
Barclays Bank plc
July 2013 NASDAQ-100 Index Swap,
Terminating 07/31/13[3]
(Notional Value $2,489,794)	856	2,107
Credit Suisse Capital, LLC
July 2013 NASDAQ-100 Index Swap,
Terminating 07/31/13[3]
(Notional Value $2,064,682)	710	1,879
(Total Notional Value
$34,602,552)		$165,090

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $9,516,846)	$11,996,339
Repurchase agreements, at value
(cost $10,296,436)	10,296,436
Total investments
(cost $19,813,282)	22,292,775
Segregated cash with broker	1,109,600
Unrealized appreciation on swap agreements	165,090
Receivable for swap settlement	4,172
Cash	1,035
Receivables:
Dividends	11,971
Interest	47
Total assets	23,584,690
Liabilities:
Payable for:
Management fees	24,820
Fund shares redeemed	17,531
Transfer agent and administrative fees	6,895
Investor service fees	6,895
Variation margin	6,773
Portfolio accounting fees	2,758
Miscellaneous	53,520
Total liabilities	119,192
Net assets	$23,465,498
Net assets consist of:
Paid in capital	$11,048,080
Accumulated net investment loss	(123,275)
Accumulated net realized gain on investments	9,896,647
Net unrealized appreciation on investments	2,644,046
Net assets	$23,465,498
Capital shares outstanding	711,735
Net asset value per share	$32.97

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$151,672
Interest	2,074
Income from securities lending, net	137
Total investment income	153,883

Expenses:
Management fees	144,582
Transfer agent and administrative fees	40,162
Investor service fees	40,162
Portfolio accounting fees	16,064
Professional fees	23,138
Custodian fees	1,637
Trustees’ fees*	1,163
Line of credit fees	80
Miscellaneous	13,164
Total expenses	280,152
Net investment loss	(126,269)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,668,130
Swap agreements	2,443,581
Futures contracts	1,097,169
Net realized gain	10,208,880
Net change in unrealized appreciation (depreciation) on:
Investments	(5,111,944)
Swap agreements	(391,143)
Futures contracts	(24,733)
Net change in unrealized appreciation (depreciation)	(5,527,820)
Net realized and unrealized gain	4,681,060
Net increase in net assets resulting from operations	$4,554,791

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(126,269)	$(267,076)
Net realized gain on investments	10,208,880	6,693,917
Net change in unrealized appreciation (depreciation) on investments	(5,527,820)	3,043,043
Net increase in net assets resulting from operations	4,554,791	9,469,884

Capital share transactions:
Proceeds from sale of shares	65,964,462	177,938,912
Cost of shares redeemed	(71,991,858)	(184,810,809)
Net decrease from capital share transactions	(6,027,396)	(6,871,897)
Net increase (decrease) in net assets	(1,472,605)	2,597,987

Net assets:
Beginning of period	24,938,103	22,340,116
End of period	$23,465,498	$24,938,103
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(123,275)	$2,994

Capital share activity:
Shares sold	2,110,040	6,505,056
Shares redeemed	(2,296,828)	(6,686,366)
Net decrease in shares	(186,788)	(181,310)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 47

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$27.75	$20.69	$24.45	$17.86	$8.20	$29.98
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.22)	(.33)	(.22)	(.14)	(.10)
Net gain (loss) on investments (realized and unrealized)	5.34	7.28	.39	6.81	9.80	(21.66)
Total from investment operations	5.22	7.06	.06	6.59	9.66	(21.76)
Less distributions from:
Net investment income	—	—	—	—	—	(.02)
Net realized gains	—	—	(3.82)	—	—	—
Total distributions	—	—	(3.82)	—	—	(.02)
Net asset value, end of period	$32.97	$27.75	$20.69	$24.45	$17.86	$8.20

Total Return[c]	18.81%	34.12%	(0.68%)	36.90%	117.80%	(72.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,465	$24,938	$22,340	$34,107	$36,112	$23,347
Ratios to average net assets:
Net investment loss	(0.79%)	(0.80%)	(1.31%)	(1.16%)	(1.19%)	(0.53%)
Total expenses	1.74%	1.76%	1.80%	1.74%	1.75%	1.72%
Portfolio turnover rate	127%	120%	22%	92%	80%	175%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	1.0%
AMETEK, Inc.	0.6%
Equinix, Inc.	0.5%
Green Mountain Coffee Roasters, Inc.	0.5%
Alliance Data Systems Corp.	0.5%
HollyFrontier Corp.	0.5%
Affiliated Managers Group, Inc.	0.5%
Church & Dwight Company, Inc.	0.5%
Tractor Supply Co.	0.4%
Henry Schein, Inc.	0.4%
Top Ten Total	5.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 71.9%

FINANCIALS - 16.7%
Affiliated Managers Group, Inc.*	231	$37,869
Realty Income Corp.	863	36,176
SL Green Realty Corp.	400	35,276
Rayonier, Inc.	558	30,908
Federal Realty Investment Trust	288	29,860
Alleghany Corp.*	77	29,515
UDR, Inc.	1,109	28,269
Everest Re Group Ltd.	219	28,089
New York Community Bancorp, Inc.	1,944	27,216
Essex Property Trust, Inc.	167	26,540
Camden Property Trust	374	25,858
Arthur J Gallagher & Co.	561	24,510
Fidelity National Financial, Inc. — Class A	977	23,262
Duke Realty Corp.	1,416	22,075
Reinsurance Group of America, Inc. — Class A	316	21,839
Senior Housing Properties Trust	834	21,626
Raymond James Financial, Inc.	496	21,318
Taubman Centers, Inc.	280	21,042
Regency Centers Corp.	408	20,730
Alexandria Real Estate Equities, Inc.	311	20,439
Eaton Vance Corp.	535	20,111
Liberty Property Trust	533	19,700
WR Berkley Corp.	481	19,654
Extra Space Storage, Inc.	452	18,952
HCC Insurance Holdings, Inc.	438	18,882
American Campus Communities, Inc.	461	18,744
Jones Lang LaSalle, Inc.	197	17,955
National Retail Properties, Inc.	517	17,785
CBOE Holdings, Inc.	380	17,723
MSCI, Inc. — Class A*	532	17,700
Cullen/Frost Bankers, Inc.	261	17,426
Kilroy Realty Corp.	328	17,387
Corrections Corporation of America	513	17,371
Signature Bank*	209	17,350
SEI Investments Co.	597	16,973
BRE Properties, Inc.	339	16,957
Brown & Brown, Inc.	522	16,829
BioMed Realty Trust, Inc.	823	16,649
East West Bancorp, Inc.	605	16,638
American Financial Group, Inc.	337	16,483
Waddell & Reed Financial, Inc. — Class A	375	16,313
SVB Financial Group*	194	16,164
Hospitality Properties Trust	613	16,110
Omega Healthcare Investors, Inc.	513	15,913
First Niagara Financial Group, Inc.	1,560	15,709
Weingarten Realty Investors	491	15,108
Home Properties, Inc.	231	15,100
Commerce Bancshares, Inc.	339	14,767
FirstMerit Corp.	733	14,682
Old Republic International Corp.	1,060	13,642
Protective Life Corp.	346	13,290
City National Corp.	207	13,118
Highwoods Properties, Inc.	360	12,820
First Horizon National Corp.	1,060	11,872
Associated Banc-Corp.	739	11,491
Federated Investors, Inc. — Class B1	419	11,485
Hancock Holding Co.	376	11,306
Aspen Insurance Holdings Ltd.	303	11,238
Prosperity Bancshares, Inc.	210	10,876
First American Financial Corp.	475	10,469
TCF Financial Corp.	722	10,238
Webster Financial Corp.	398	10,221
Synovus Financial Corp.	3,498	10,214
Bank of Hawaii Corp.	202	10,165
Fulton Financial Corp.	861	9,884
StanCorp Financial Group, Inc.	198	9,783
Hanover Insurance Group, Inc.	198	9,688
Corporate Office Properties Trust	374	9,537
Mack-Cali Realty Corp.	373	9,135
Washington Federal, Inc.	460	8,685
Valley National Bancorp[1]	882	8,353
Kemper Corp.	240	8,220
Primerica, Inc.	207	7,750
Apollo Investment Corp.	996	7,709
Alexander & Baldwin, Inc.*	190	7,553
Trustmark Corp.	298	7,325
Potlatch Corp.	176	7,117
Janus Capital Group, Inc.	833	7,089
Mercury General Corp.	158	6,946
Cathay General Bancorp	328	6,675
BancorpSouth, Inc.	374	6,620
Equity One, Inc.	271	6,133
Greenhill & Company, Inc.	120	5,489
Westamerica Bancorporation	119	5,437
International Bancshares Corp.	238	5,374
Astoria Financial Corp.	365	3,935
Total Financials		1,366,434
INDUSTRIALS - 11.8%
AMETEK, Inc.	1,070	45,260
B/E Aerospace, Inc.*	463	29,205
J.B. Hunt Transport Services, Inc.	399	28,823
Fortune Brands Home & Security, Inc.	725	28,087
Hubbell, Inc. — Class B	237	23,463
Wabtec Corp.	424	22,654
Waste Connections, Inc.	547	22,503
Donaldson Company, Inc.	598	21,325
AGCO Corp.	424	21,281
KBR, Inc.	652	21,190
Lincoln Electric Holdings, Inc.	370	21,190
United Rentals, Inc.*	417	20,812
Towers Watson & Co. — Class A	250	20,485
Kirby Corp.*	254	20,203
Timken Co.	353	19,867
IDEX Corp.	366	19,694
Manpowergroup, Inc.	339	18,577
Genesee & Wyoming, Inc. — Class A*	217	18,410
Triumph Group, Inc.	229	18,125
Nordson Corp.	252	17,466
Carlisle Companies, Inc.	280	17,447
Graco, Inc.	265	16,751

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Alaska Air Group, Inc.*	311	$16,172
Gardner Denver, Inc.	215	16,164
URS Corp.	333	15,724
MSC Industrial Direct Company, Inc. — Class A	202	15,647
Oshkosh Corp.*	390	14,808
Valmont Industries, Inc.	102	14,595
SPX Corp.	202	14,540
Copart, Inc.*	469	14,445
AECOM Technology Corp.*	454	14,433
Acuity Brands, Inc.	190	14,349
Kennametal, Inc.	348	13,513
Trinity Industries, Inc.	350	13,454
Lennox International, Inc.	204	13,166
Terex Corp.*	486	12,782
Crane Co.	211	12,643
Regal-Beloit Corp.	193	12,514
Huntington Ingalls Industries, Inc.	220	12,426
Clean Harbors, Inc.*	237	11,976
ITT Corp.	396	11,646
Alliant Techsystems, Inc.	139	11,444
Exelis, Inc.	825	11,377
CLARCOR, Inc.	217	11,330
RR Donnelley & Sons Co.	803	11,250
Watsco, Inc.	130	10,915
Woodward, Inc.	263	10,520
Landstar System, Inc.	201	10,352
Esterline Technologies Corp.*	137	9,904
Con-way, Inc.	247	9,623
Corporate Executive Board Co.	152	9,610
GATX Corp.	202	9,581
Harsco Corp.	358	8,302
Deluxe Corp.	223	7,727
Rollins, Inc.	291	7,537
UTI Worldwide, Inc.	456	7,510
HNI Corp.	203	7,322
Herman Miller, Inc.	261	7,065
General Cable Corp.	218	6,704
Mine Safety Appliances Co.	138	6,424
JetBlue Airways Corp.*	992	6,250
FTI Consulting, Inc.*	179	5,887
Brink’s Co.	208	5,306
Matson, Inc.	189	4,725
Werner Enterprises, Inc.	192	4,641
Granite Construction, Inc.	155	4,613
Total Industrials		963,734
INFORMATION TECHNOLOGY - 11.0%
Equinix, Inc.*	221	40,823
Alliance Data Systems Corp.*	215	38,920
Cree, Inc.*	518	33,078
ANSYS, Inc.*	413	30,191
Trimble Navigation Ltd.*	1,125	29,261
Synopsys, Inc.*	676	24,167
NCR Corp.*	722	23,818
Gartner, Inc.*	415	23,651
Avnet, Inc.*	600	20,160
Rackspace Hosting, Inc.*	490	18,566
Arrow Electronics, Inc.*	462	18,411
Skyworks Solutions, Inc.*	840	18,388
FactSet Research Systems, Inc.[1]	180	18,349
Cadence Design Systems, Inc.*	1,250	18,100
3D Systems Corp.*	412	18,087
Jack Henry & Associates, Inc.	376	17,721
Solera Holdings, Inc.	307	17,085
Informatica Corp.*	480	16,790
Concur Technologies, Inc.*	206	16,764
Global Payments, Inc.	341	15,795
MICROS Systems, Inc.*	347	14,973
CommVault Systems, Inc.*	194	14,723
TIBCO Software, Inc.*	687	14,702
Broadridge Financial Solutions, Inc.	538	14,300
NeuStar, Inc. — Class A*	291	14,166
Atmel Corp.*	1,890	13,892
WEX, Inc.*	171	13,116
PTC, Inc.*	526	12,903
Ingram Micro, Inc. — Class A*	669	12,704
Lender Processing Services, Inc.	390	12,617
AOL, Inc.	341	12,440
National Instruments Corp.	420	11,735
Riverbed Technology, Inc.*	725	11,280
SolarWinds, Inc.*	276	10,712
Semtech Corp.*	297	10,404
Rovi Corp.*	455	10,392
CoreLogic, Inc.*	425	9,847
Zebra Technologies Corp. — Class A*	224	9,731
Compuware Corp.	940	9,729
Diebold, Inc.	279	9,400
DST Systems, Inc.	135	8,820
Ciena Corp.*	446	8,661
Lexmark International, Inc. — Class A	276	8,437
SunEdison, Inc.*	1,020	8,333
Plantronics, Inc.	189	8,301
ACI Worldwide, Inc.*	176	8,180
Mentor Graphics Corp.	418	8,172
Convergys Corp.	464	8,088
Vishay Intertechnology, Inc.*	581	8,070
Polycom, Inc.*	764	8,053
InterDigital, Inc.	180	8,037
VeriFone Systems, Inc.*	478	8,035
Tech Data Corp.*	166	7,817
ValueClick, Inc.*	316	7,799
Fairchild Semiconductor International, Inc. — Class A*	559	7,714
Itron, Inc.*	175	7,425
Acxiom Corp.*	321	7,280
Fair Isaac Corp.	155	7,104
Silicon Laboratories, Inc.*	171	7,081
RF Micro Devices, Inc.*	1,243	6,650
International Rectifier Corp.*	310	6,491
Cypress Semiconductor Corp.	594	6,374
ADTRAN, Inc.	257	6,325
Integrated Device Technology, Inc.*	654	5,193
Advent Software, Inc.*	146	5,119

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Intersil Corp. — Class A	558	$4,364
Tellabs, Inc.	1,471	2,913
ManTech International Corp. — Class A	103	2,690
Monster Worldwide, Inc.*	513	2,519
Total Information Technology		901,936
CONSUMER DISCRETIONARY - 9.8%
Tractor Supply Co.	312	36,695
LKQ Corp.*	1,317	33,913
Mohawk Industries, Inc.*	270	30,373
Polaris Industries, Inc.	281	26,695
Advance Auto Parts, Inc.	319	25,893
Signet Jewelers Ltd.	359	24,207
Foot Locker, Inc.	658	23,116
Panera Bread Co. — Class A*	123	22,870
NVR, Inc.*	24	22,129
Hanesbrands, Inc.	430	22,111
Dick’s Sporting Goods, Inc.	440	22,026
Toll Brothers, Inc.*	669	21,829
Williams-Sonoma, Inc.	374	20,903
Under Armour, Inc. — Class A*	340	20,301
Jarden Corp.*	443	19,382
Tupperware Brands Corp.	234	18,179
AMC Networks, Inc. — Class A*	259	16,941
Service Corporation International	933	16,822
Carter’s, Inc.	224	16,592
Domino’s Pizza, Inc.	251	14,596
Gentex Corp.	632	14,568
American Eagle Outfitters, Inc.	778	14,206
Cabela’s, Inc.*	200	12,952
Cinemark Holdings, Inc.	447	12,480
Brinker International, Inc.	313	12,342
Chico’s FAS, Inc.	720	12,283
Tempur Sealy International, Inc.*	266	11,677
Sotheby’s	304	11,525
Lamar Advertising Co. — Class A*	248	10,763
Ascena Retail Group, Inc.*	565	9,859
Thor Industries, Inc.	197	9,688
Bally Technologies, Inc.*	169	9,535
Rent-A-Center, Inc. — Class A	250	9,388
Cheesecake Factory, Inc.	216	9,048
Aaron’s, Inc.	312	8,739
Life Time Fitness, Inc.*	172	8,619
HSN, Inc.	155	8,327
Guess?, Inc.	266	8,254
DreamWorks Animation SKG, Inc. — Class A*	318	8,160
CST Brands, Inc.*	262	8,072
John Wiley & Sons, Inc. — Class A	200	8,018
Big Lots, Inc.*	252	7,946
DeVry, Inc.	252	7,817
Apollo Group, Inc. — Class A*	440	7,797
Meredith Corp.	157	7,489
Deckers Outdoor Corp.*	148	7,475
Wendy’s Co.	1,245	7,258
KB Home	364	7,145
ANN, Inc.*	204	6,773
WMS Industries, Inc.*	254	6,480
Saks, Inc.*	441	6,015
New York Times Co. — Class A*	540	5,972
Bob Evans Farms, Inc.	121	5,685
MDC Holdings, Inc.	173	5,624
Office Depot, Inc.*	1,260	4,876
Aeropostale, Inc.*	346	4,775
Matthews International Corp. — Class A	122	4,599
Valassis Communications, Inc.	171	4,205
Regis Corp.	251	4,121
International Speedway Corp. — Class A	112	3,525
Scholastic Corp.	117	3,427
Barnes & Noble, Inc.*	165	2,633
Scientific Games Corp. — Class A*	233	2,621
Strayer Education, Inc.	46	2,246
Total Consumer Discretionary		800,580
HEALTH CARE - 6.8%
Vertex Pharmaceuticals, Inc.*	980	78,273
Henry Schein, Inc.*	380	36,385
ResMed, Inc.	628	28,341
Mettler-Toledo International, Inc.*	134	26,960
Universal Health Services, Inc. — Class B	392	26,249
Cooper Companies, Inc.	210	25,001
Hologic, Inc.*	1,190	22,967
Omnicare, Inc.	461	21,994
IDEXX Laboratories, Inc.*	239	21,457
MEDNAX, Inc.*	217	19,873
Community Health Systems, Inc.	413	19,361
Covance, Inc.*	242	18,426
Endo Health Solutions, Inc.*	491	18,064
Health Management Associates, Inc. — Class A*	1,140	17,921
Teleflex, Inc.	179	13,871
United Therapeutics Corp.*	199	13,098
Mallinckrodt plc*	258	11,721
STERIS Corp.	262	11,235
Health Net, Inc.*	351	11,168
WellCare Health Plans, Inc.*	192	10,666
Techne Corp.	149	10,293
Allscripts Healthcare Solutions, Inc.*	782	10,119
VCA Antech, Inc.*	386	10,071
LifePoint Hospitals, Inc.*	204	9,963
Bio-Rad Laboratories, Inc. — Class A*	85	9,537
Owens & Minor, Inc.	276	9,337
HMS Holdings Corp.*	388	9,040
Charles River Laboratories International, Inc.*	220	9,027
Hill-Rom Holdings, Inc.	260	8,757
Thoratec Corp.*	257	8,047
Masimo Corp.	226	4,791
Total Health Care		552,013
MATERIALS - 4.9%
Rock Tenn Co. — Class A	321	32,060
Ashland, Inc.	319	26,636
Albemarle Corp.	385	23,981
Valspar Corp.	363	23,475

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Reliance Steel & Aluminum Co.	337	$22,093
Packaging Corporation of America	428	20,955
Martin Marietta Materials, Inc.	198	19,487
RPM International, Inc.	583	18,621
Aptargroup, Inc.	295	16,287
Sonoco Products Co.	450	15,557
Steel Dynamics, Inc.	970	14,463
Eagle Materials, Inc.	210	13,917
Cytec Industries, Inc.	187	13,698
Compass Minerals International, Inc.	143	12,088
Royal Gold, Inc.	287	12,077
NewMarket Corp.	42	11,028
Cabot Corp.	261	9,767
Silgan Holdings, Inc.	204	9,580
Domtar Corp.	144	9,576
Louisiana-Pacific Corp.*	619	9,155
Carpenter Technology Corp.	199	8,969
Sensient Technologies Corp.	219	8,863
Olin Corp.	356	8,516
Scotts Miracle-Gro Co. — Class A	167	8,068
Commercial Metals Co.	515	7,607
Worthington Industries, Inc.	235	7,452
Greif, Inc. — Class A	136	7,163
Minerals Technologies, Inc.	151	6,242
Intrepid Potash, Inc.	238	4,534
Total Materials		401,915
ENERGY - 3.8%
HollyFrontier Corp.	893	38,202
Oceaneering International, Inc.	480	34,655
Cimarex Energy Co.	385	25,022
Oil States International, Inc.*	245	22,697
Dresser-Rand Group, Inc.*	333	19,973
Superior Energy Services, Inc.*	707	18,340
SM Energy Co.	293	17,574
Energen Corp.	314	16,410
Dril-Quip, Inc.*	159	14,356
Atwood Oceanics, Inc.*	257	13,377
World Fuel Services Corp.	316	12,634
Patterson-UTI Energy, Inc.	648	12,542
Tidewater, Inc.	216	12,306
Rosetta Resources, Inc.*	266	11,310
Helix Energy Solutions Group, Inc.*	430	9,907
Unit Corp.*	196	8,346
CARBO Ceramics, Inc.	82	5,529
Alpha Natural Resources, Inc.*	977	5,120
Bill Barrett Corp.*	210	4,246
Arch Coal, Inc.	939	3,549
Forest Oil Corp.*	525	2,147
Total Energy		308,242
UTILITIES - 3.7%
OGE Energy Corp.	433	29,532
Alliant Energy Corp.	485	24,453
N.V. Energy, Inc.	1,040	24,398
National Fuel Gas Co.	373	21,615
MDU Resources Group, Inc.	828	21,453
UGI Corp.	500	19,555
Aqua America, Inc.	619	19,369
Questar Corp.	767	18,293
Westar Energy, Inc.	557	17,802
Atmos Energy Corp.	398	16,342
Great Plains Energy, Inc.	676	15,237
Vectren Corp.	366	12,382
Cleco Corp.	263	12,211
Hawaiian Electric Industries, Inc.	430	10,883
IDACORP, Inc.	220	10,507
WGL Holdings, Inc.	228	9,854
Black Hills Corp.	198	9,653
PNM Resources, Inc.	353	7,833
Total Utilities		301,372
CONSUMER STAPLES - 3.0%
Green Mountain Coffee Roasters, Inc.*	541	40,607
Church & Dwight Company, Inc.	606	37,396
Energizer Holdings, Inc.	272	27,339
Ingredion, Inc.	337	22,114
Smithfield Foods, Inc.*	556	18,209
Hillshire Brands Co.	538	17,797
Flowers Foods, Inc.	762	16,791
United Natural Foods, Inc.*	215	11,608
Harris Teeter Supermarkets, Inc.	216	10,122
WhiteWave Foods Co. — Class A*	607	9,864
Dean Foods Co.*	823	8,246
Lancaster Colony Corp.	90	7,019
Post Holdings, Inc.*	147	6,418
Universal Corp.	101	5,843
SUPERVALU, Inc.	887	5,517
Tootsie Roll Industries, Inc.	88	2,797
Total Consumer Staples		247,687
TELECOMMUNICATION SERVICES - 0.4%
tw telecom, Inc. — Class A*	659	18,544
Telephone & Data Systems, Inc.	447	11,019
Total Telecommunication Services		29,563
Total Common Stocks
(Cost $3,261,164)		5,873,476

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
MID-CAP 1.5x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 - 30.5%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	$1,348,196	$1,348,196
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	385,843	385,843
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	376,171	376,171
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	376,171	376,171
Total Repurchase Agreements
(Cost $2,486,381)		2,486,381

SECURITIES LENDING COLLATERAL††,4 - 0.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	16,160	16,160
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	1,890	1,890
Total Securities Lending Collateral
(Cost $18,050)		18,050
Total Investments - 102.6%
(Cost $5,765,595)		$8,377,907
Other Assets & Liabilities, net - (2.6)%		(214,961)
Total Net Assets - 100.0%		$8,162,946

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $691,920)	6	$2,197

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2013 S&P MidCap 400 Index Swap,
Terminating 07/29/13[5]
(Notional Value $2,057,996)	1,773	$26,290
Barclays Bank plc
July 2013 S&P MidCap 400 Index Swap,
Terminating 07/31/13[5]
(Notional Value $762,353)	657	(1,224)
Credit Suisse Capital, LLC
July 2013 S&P MidCap 400 Index Swap,
Terminating 07/31/13[5]
(Notional Value $2,888,706)	2,489	(4,664)
(Total Notional Value
$5,709,055)		$20,402

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

plc — Public Limited Company

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $17,570 of securities loaned
(cost $3,261,164)	$5,873,476
Repurchase agreements, at value
(cost $2,504,431)	2,504,431
Total investments
(cost $5,765,595)	8,377,907
Segregated cash with broker	110,000
Unrealized appreciation on swap agreements	26,290
Cash	61
Receivables:
Dividends	6,077
Interest	14
Total assets	8,520,349
Liabilities:
Unrealized depreciation on swap agreements	5,888
Payable for:
Fund shares redeemed	272,065
Securities purchased	19,523
Upon return of securities loaned	18,050
Management fees	7,546
Variation margin	7,069
Transfer agent and administrative fees	2,096
Investor service fees	2,096
Portfolio accounting fees	838
Miscellaneous	22,232
Total liabilities	357,403
Net assets	$8,162,946
Net assets consist of:
Paid in capital	$8,099,265
Accumulated net investment loss	(43,518)
Accumulated net realized loss on investments	(2,527,712)
Net unrealized appreciation on investments	2,634,911
Net assets	$8,162,946
Capital shares outstanding	285,640
Net asset value per share	$28.58

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$67,132
Interest	986
Income from securities lending, net	300
Total investment income	68,418

Expenses:
Management fees	58,775
Transfer agent and administrative fees	16,326
Investor service fees	16,326
Portfolio accounting fees	6,531
Professional fees	8,158
Custodian fees	732
Trustees’ fees*	411
Line of credit fees	48
Miscellaneous	4,630
Total expenses	111,937
Net investment loss	(43,519)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	934,795
Swap agreements	724,154
Futures contracts	470,575
Net realized gain	2,129,524
Net change in unrealized appreciation (depreciation) on:
Investments	231,375
Swap agreements	(30,032)
Futures contracts	(118,222)
Net change in unrealized appreciation (depreciation)	83,121
Net realized and unrealized gain	2,212,645
Net increase in net assets resulting from operations	$2,169,126

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(43,519)	$(62,481)
Net realized gain on investments	2,129,524	1,562,283
Net change in unrealized appreciation (depreciation) on investments	83,121	992,963
Net increase in net assets resulting from operations	2,169,126	2,492,765

Capital share transactions:
Proceeds from sale of shares	32,690,779	62,572,349
Cost of shares redeemed	(40,747,609)	(63,382,856)
Net decrease from capital share transactions	(8,056,830)	(810,507)
Net increase (decrease) in net assets	(5,887,704)	1,682,258

Net assets:
Beginning of period	14,050,650	12,368,392
End of period	$8,162,946	$14,050,650
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(43,518)	$1

Capital share activity:
Shares sold	1,198,126	2,837,744
Shares redeemed	(1,507,480)	(2,894,014)
Net decrease in shares	(309,354)	(56,270)

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$23.61	$18.99	$20.56	$14.95	$9.81	$21.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.12)	(.19)	(.13)	(.07)	.01
Net gain (loss) on investments (realized and unrealized)	5.06	4.74	(1.38)	5.74	5.22	(11.92)
Total from investment operations	4.97	4.62	(1.57)	5.61	5.15	(11.91)
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Net asset value, end of period	$28.58	$23.61	$18.99	$20.56	$14.95	$9.81

Total Return[c]	21.05%	24.33%	(7.59%)	37.55%	52.40%	(54.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,163	$14,051	$12,368	$20,560	$14,376	$13,150
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.54%)	(0.89%)	(0.78%)	(0.58%)	0.07%
Total expenses	1.71%	1.72%	1.77%	1.71%	1.71%	1.66%
Portfolio turnover rate	112%	247%	222%	176%	61%	163%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	June 30, 2013

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Inverse Mid-Cap Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 40.5%
Federal Farm Credit Bank[1]
0.02% due 07/03/13	$200,000	$200,000
Fannie Mae[2]
0.05% due 07/25/13	200,000	199,993
Federal Home Loan Bank[1]
0.03% due 07/03/13	150,000	150,000
Total Federal Agency Discount Notes
(Cost $549,993)		549,993
REPURCHASE AGREEMENTS††,3 - 61.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[4]	458,763	458,763
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	128,793	128,793
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	125,564	125,564
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	125,564	125,564
Total Repurchase Agreements
(Cost $838,684)		838,684
Total Investments - 102.3%
(Cost $1,388,677)		$1,388,677
Other Assets & Liabilities, net - (2.3)%		(30,857)
Total Net Assets - 100.0%		$1,357,820

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $345,960)	3	$(2,354)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2013 S&P MidCap 400 Index Swap,
Terminating 07/31/13[5]
(Notional Value $278,213)	240	$441
Credit Suisse Capital, LLC
July 2013 S&P MidCap 400 Index Swap,
Terminating 07/31/13[5]
(Notional Value $137,091)	118	221
Goldman Sachs International
July 2013 S&P MidCap 400 Index Swap,
Terminating 07/29/13[5]
(Notional Value $595,007)	513	(7,607)
(Total Notional Value
$1,010,311)		$(6,945)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 59

INVERSE mid-cap strategy fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013
Assets:
Investments, at value
(cost $549,993)	$549,993
Repurchase agreements, at value
(cost $838,684)	838,684
Total investments
(cost $1,388,677)	1,388,677
Segregated cash with broker	12,000
Unrealized appreciation on swap agreements	662
Receivables:
Variation margin	2,336
Interest	3
Total assets	1,403,678
Liabilities:
Unrealized depreciation on swap agreements	7,607
Payable for:
Fund shares redeemed	35,041
Management fees	887
Transfer agent and administrative fees	246
Investor service fees	246
Portfolio accounting fees	98
Miscellaneous	1,733
Total liabilities	45,858
Net assets	$1,357,820
Net assets consist of:
Paid in capital	$4,803,599
Accumulated net investment loss	(7,933)
Accumulated net realized loss on investments	(3,428,547)
Net unrealized depreciation on investments	(9,299)
Net assets	$1,357,820
Capital shares outstanding	92,615
Net asset value per share	$14.66

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$282
Total investment income	282

Expenses:
Management fees	4,332
Transfer agent and administrative fees	1,204
Investor service fees	1,204
Portfolio accounting fees	481
Professional fees	965
Custodian fees	54
Trustees’ fees*	48
Miscellaneous	(73)
Total expenses	8,215
Net investment loss	(7,933)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18
Swap agreements	(159,089)
Futures contracts	(54,196)
Net realized loss	(213,267)
Net change in unrealized appreciation (depreciation) on:
Investments	(86)
Swap agreements	23,132
Futures contracts	2,301
Net change in unrealized appreciation (depreciation)	25,347
Net realized and unrealized loss	(187,920)
Net decrease in net assets resulting from operations	$(195,853)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE mid-cap strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(7,933)	$(23,004)
Net realized loss on investments	(213,267)	(234,436)
Net change in unrealized appreciation (depreciation) on investments	25,347	(44,002)
Net decrease in net assets resulting from operations	(195,853)	(301,442)

Capital share transactions:
Proceeds from sale of shares	4,778,088	17,082,699
Cost of shares redeemed	(5,553,432)	(15,593,464)
Net increase (decrease) from capital share transactions	(775,344)	1,489,235
Net increase (decrease) in net assets	(971,197)	1,187,793

Net assets:
Beginning of period	2,329,017	1,141,224
End of period	$1,357,820	$2,329,017
Accumulated net investment loss at end of period	$(7,933)	$—

Capital share activity:
Shares sold	310,729	901,163
Shares redeemed	(354,159)	(819,533)
Net increase (decrease) in shares	(43,430)	81,630

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INVERSE mid-cap strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$17.12	$20.97	$22.63	$30.29	$46.80	$35.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.30)	(.37)	(.42)	(.61)	.05
Net gain (loss) on investments
(realized and unrealized)	(2.33)	(3.55)	(1.29)	(7.24)	(15.90)	12.04
Total from investment operations	(2.46)	(3.85)	(1.66)	(7.66)	(16.51)	12.09
Less distributions from:
Net investment income	—	—	—	—	—	(.32)
Total distributions	—	—	—	—	—	(.32)
Net asset value, end of period	$14.66	$17.12	$20.97	$22.63	$30.29	$46.80

Total Return[c]	(14.37%)	(18.36%)	(7.34%)	(25.29%)	(35.28%)	34.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,358	$2,329	$1,141	$2,977	$4,677	$4,813
Ratios to average net assets:
Net investment income (loss)	(1.65%)	(1.62%)	(1.71%)	(1.56%)	(1.58%)	0.12%
Total expenses	1.71%	1.73%	1.75%	1.71%	1.71%	1.67%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

62 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
CommVault Systems, Inc.	0.2%
CoStar Group, Inc.	0.2%
athenahealth, Inc.	0.2%
FirstMerit Corp.	0.2%
Prosperity Bancshares, Inc.	0.2%
Ultimate Software Group, Inc.	0.2%
WEX, Inc.	0.2%
Lufkin Industries, Inc.	0.2%
Portfolio Recovery Associates, Inc.	0.2%
Teledyne Technologies, Inc.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

The RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 72.0%

FINANCIALS - 16.9%
FirstMerit Corp.	245	$4,906
Prosperity Bancshares, Inc.	94	4,867
Portfolio Recovery Associates, Inc.*	30	4,608
Highwoods Properties, Inc.	124	4,416
CNO Financial Group, Inc.	331	4,290
RLJ Lodging Trust	182	4,093
Prospect Capital Corp.	361	3,898
Chambers Street Properties	370	3,699
Geo Group, Inc.	108	3,667
Hancock Holding Co.	121	3,637
LaSalle Hotel Properties	143	3,532
Susquehanna Bancshares, Inc.	274	3,520
American Realty Capital Properties, Inc.	230	3,510
First American Financial Corp.	159	3,504
Webster Financial Corp.	136	3,492
Financial Engines, Inc.	76	3,464
Stifel Financial Corp.*	97	3,459
Healthcare Realty Trust, Inc.	133	3,392
Invesco Mortgage Capital, Inc.	202	3,346
EPR Properties	66	3,318
Colonial Properties Trust	133	3,208
Medical Properties Trust, Inc.	224	3,208
Primerica, Inc.	85	3,182
CubeSmart	196	3,132
Sovran Self Storage, Inc.	48	3,110
DCT Industrial Trust, Inc.	426	3,047
Radian Group, Inc.	257	2,985
Sunstone Hotel Investors, Inc.*	244	2,948
MGIC Investment Corp.*	477	2,894
Lexington Realty Trust	245	2,862
Platinum Underwriters Holdings Ltd.	49	2,803
Texas Capital Bancshares, Inc.*	63	2,795
UMB Financial Corp.	50	2,784
Washington Real Estate Investment Trust	103	2,772
MarketAxess Holdings, Inc.	59	2,758
First Financial Bankshares, Inc.	48	2,672
Capitol Federal Financial, Inc.	220	2,671
NorthStar Realty Finance Corp.	293	2,666
DiamondRock Hospitality Co.	286	2,666
Ryman Hospitality Properties	68	2,653
ARMOUR Residential REIT, Inc.	552	2,617
EastGroup Properties, Inc.	46	2,588
Apollo Investment Corp.	334	2,585
BancorpSouth, Inc.	145	2,567
Sun Communities, Inc.	51	2,538
FNB Corp.	210	2,537
Trustmark Corp.	102	2,507
New Residential Investment Corp.	370	2,494
Umpqua Holdings Corp.	166	2,492
Glacier Bancorp, Inc.	111	2,463
CYS Investments, Inc.	261	2,404
Alexander & Baldwin, Inc.*	60	2,386
Pebblebrook Hotel Trust	92	2,378
Glimcher Realty Trust	216	2,358
Cathay General Bancorp	115	2,340
Strategic Hotels & Resorts, Inc.*	264	2,339
First Industrial Realty Trust, Inc.	154	2,336
IBERIABANK Corp.	43	2,305
MB Financial, Inc.	86	2,305
DuPont Fabros Technology, Inc.	95	2,294
Potlatch Corp.	55	2,224
Wintrust Financial Corp.	58	2,220
RLI Corp.	29	2,216
PS Business Parks, Inc.	30	2,165
Enstar Group Ltd.*	16	2,128
First Cash Financial Services, Inc.*	43	2,115
Redwood Trust, Inc.	124	2,108
PrivateBancorp, Inc. — Class A	99	2,100
National Health Investors, Inc.	35	2,095
Equity One, Inc.	92	2,082
Home Loan Servicing Solutions Ltd.	86	2,061
Old National Bancorp	145	2,005
Acadia Realty Trust	81	2,000
Colony Financial, Inc.	99	1,969
Government Properties Income Trust	78	1,967
Pennsylvania Real Estate Investment Trust	104	1,964
Cash America International, Inc.	43	1,955
Bank of the Ozarks, Inc.	45	1,950
Virtus Investment Partners, Inc.*	11	1,939
Symetra Financial Corp.	121	1,935
Northwest Bancshares, Inc.	143	1,932
United Bankshares, Inc.	73	1,931
LTC Properties, Inc.	49	1,913
Community Bank System, Inc.	62	1,913
EverBank Financial Corp.	114	1,888
Selective Insurance Group, Inc.	82	1,888
PennyMac Mortgage Investment Trust	89	1,873
Janus Capital Group, Inc.	220	1,872
Walter Investment Management Corp.*	55	1,860
Fifth Street Finance Corp.	177	1,850
Greenhill & Company, Inc.	40	1,830
Westamerica Bancorporation	40	1,828
PacWest Bancorp	59	1,808
National Penn Bancshares, Inc.	176	1,788
Tower Group International Ltd.	87	1,784
Franklin Street Properties Corp.	134	1,769
Columbia Banking System, Inc.	74	1,762
Education Realty Trust, Inc.	170	1,739
International Bancshares Corp.	77	1,739
Home BancShares, Inc.	66	1,714
Argo Group International Holdings Ltd.	40	1,696
WisdomTree Investments, Inc.*	146	1,689
Evercore Partners, Inc. — Class A	43	1,689
PHH Corp.*	82	1,671
Ambac Financial Group, Inc.*	70	1,668
Western Alliance Bancorporation*	105	1,662
Hersha Hospitality Trust — Class A	294	1,658
Capstead Mortgage Corp.	136	1,646
BBCN Bancorp, Inc.	115	1,635
Montpelier Re Holdings Ltd.	65	1,626
National Financial Partners Corp.*	64	1,619

64 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Solar Capital Ltd.	70	$1,616
Spirit Realty Capital, Inc.	90	1,595
Chesapeake Lodging Trust	76	1,580
National Bank Holdings Corp. — Class A	80	1,576
Cousins Properties, Inc.	155	1,566
CVB Financial Corp.	131	1,541
Sabra Health Care REIT, Inc.	59	1,540
American Equity Investment Life Holding Co.	98	1,539
Horace Mann Educators Corp.	63	1,536
American Capital Mortgage Investment Corp.	85	1,527
American Assets Trust, Inc.	49	1,512
SCBT Financial Corp.	30	1,512
Investors Bancorp, Inc.	71	1,497
First Midwest Bancorp, Inc.	108	1,482
World Acceptance Corp.*	17	1,478
Hilltop Holdings, Inc.*	89	1,460
Park National Corp.	21	1,445
iStar Financial, Inc.*	127	1,434
Astoria Financial Corp.	133	1,434
Retail Opportunity Investments Corp.	103	1,432
Amtrust Financial Services, Inc.	40	1,428
Provident Financial Services, Inc.	90	1,420
Pinnacle Financial Partners, Inc.*	55	1,414
Main Street Capital Corp.	51	1,412
Credit Acceptance Corp.*	13	1,366
Ramco-Gershenson Properties Trust	87	1,351
Kennedy-Wilson Holdings, Inc.	80	1,331
First Financial Bancorp	87	1,296
NBT Bancorp, Inc.	61	1,291
EZCORP, Inc. — Class A*	76	1,283
Investors Real Estate Trust	149	1,281
STAG Industrial, Inc.	64	1,277
Hudson Pacific Properties, Inc.	60	1,277
Inland Real Estate Corp.	123	1,257
Infinity Property & Casualty Corp.	21	1,255
Hercules Technology Growth Capital, Inc.	90	1,255
Boston Private Financial Holdings, Inc.	117	1,245
Anworth Mortgage Asset Corp.	217	1,215
Sterling Financial Corp.	51	1,213
Alexander’s, Inc.	4	1,175
Associated Estates Realty Corp.	73	1,174
ViewPoint Financial Group, Inc.	56	1,165
Safety Insurance Group, Inc.	24	1,164
Resource Capital Corp.	189	1,162
OFG Bancorp	64	1,159
Nelnet, Inc. — Class A	32	1,155
Campus Crest Communities, Inc.	100	1,154
Employers Holdings, Inc.	47	1,149
Berkshire Hills Bancorp, Inc.	41	1,138
PennantPark Investment Corp.	103	1,138
First Potomac Realty Trust	87	1,136
CapLease, Inc.	133	1,123
Independent Bank Corp.	32	1,104
Encore Capital Group, Inc.*	33	1,093
Parkway Properties, Inc.	65	1,089
Navigators Group, Inc.*	19	1,084
Forestar Group, Inc.*	54	1,084
BGC Partners, Inc. — Class A	183	1,078
FelCor Lodging Trust, Inc.*	179	1,058
Triangle Capital Corp.	38	1,045
Tompkins Financial Corp.	23	1,039
AMERISAFE, Inc.	32	1,036
First Commonwealth Financial Corp.	140	1,032
Greenlight Capital Re Ltd. — Class A*	42	1,030
Northfield Bancorp, Inc.	86	1,008
WesBanco, Inc.	38	1,004
Oritani Financial Corp.	64	1,004
BlackRock Kelso Capital Corp.	107	1,002
Chemical Financial Corp.	38	988
FXCM, Inc. — Class A	59	968
Universal Health Realty Income Trust	22	949
Banco Latinoamericano de Comercio Exterior S.A. — Class E	42	940
Brookline Bancorp, Inc.	108	937
Golub Capital BDC, Inc.	53	928
Community Trust Bancorp, Inc.	26	926
Knight Capital Group, Inc. — Class A*	254	912
Summit Hotel Properties, Inc.	96	907
HFF, Inc. — Class A	51	906
Banner Corp.	26	879
BofI Holding, Inc.*	19	871
Ashford Hospitality Trust, Inc.	76	870
United Fire Group, Inc.	35	869
Coresite Realty Corp.	27	859
Green Dot Corp. — Class A*	43	858
Renasant Corp.	35	852
Cohen & Steers, Inc.	25	850
Urstadt Biddle Properties, Inc. — Class A	42	847
Netspend Holdings, Inc.*	53	846
Excel Trust, Inc.	66	845
S&T Bancorp, Inc.	43	843
Select Income REIT	30	841
Capital Southwest Corp.	6	827
Dynex Capital, Inc.	81	825
Investment Technology Group, Inc.*	59	825
RAIT Financial Trust	108	812
Maiden Holdings Ltd.	72	808
Lakeland Financial Corp.	29	805
Hanmi Financial Corp.*	45	795
Apollo Commercial Real Estate Finance, Inc.	50	794
Kite Realty Group Trust	130	784
First BanCorp*	110	779
Sandy Spring Bancorp, Inc.	36	778
Flushing Financial Corp.	47	773
AG Mortgage Investment Trust, Inc.	41	771
Bancorp, Inc.*	51	764
Getty Realty Corp.	37	764
DFC Global Corp.*	55	760
Stewart Information Services Corp.	29	760
Dime Community Bancshares, Inc.	49	751
Heartland Financial USA, Inc.	27	742

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

City Holding Co.	19	$740
WSFS Financial Corp.	14	733
United Community Banks, Inc.*	59	733
TICC Capital Corp.	76	731
TrustCo Bank Corp. NY	134	729
Apollo Residential Mortgage, Inc.	44	725
First Merchants Corp.	42	720
Tejon Ranch Co.*	25	712
Eagle Bancorp, Inc.*	32	712
Agree Realty Corp.	24	708
State Bank Financial Corp.	47	706
FBL Financial Group, Inc. — Class A	16	696
Piper Jaffray Cos.*	22	695
ICG Group, Inc.*	60	684
Capital Bank Financial Corp. — Class A*	36	684
TCP Capital Corp.	40	671
Altisource Residential Corp.*	40	667
New Mountain Finance Corp.	46	651
First Financial Corp.	21	651
PICO Holdings, Inc.*	31	650
Provident New York Bancorp	69	644
Cardinal Financial Corp.	44	644
Central Pacific Financial Corp.*	35	630
StellarOne Corp.	32	629
Saul Centers, Inc.	14	622
Wilshire Bancorp, Inc.	94	622
CyrusOne, Inc.	30	622
Arlington Asset Investment Corp. — Class A	23	615
SY Bancorp, Inc.	25	613
GAMCO Investors, Inc. — Class A	11	610
New York Mortgage Trust, Inc.	90	609
BancFirst Corp.	13	605
Bryn Mawr Bank Corp.	25	598
Trico Bancshares	28	597
THL Credit, Inc.	39	592
eHealth, Inc.*	26	591
Rouse Properties, Inc.	30	589
Medley Capital Corp.	43	584
Meadowbrook Insurance Group, Inc.	72	578
Western Asset Mortgage Capital Corp.	33	576
Ameris Bancorp*	34	573
Monmouth Real Estate Investment Corp. — Class A	58	572
Cedar Realty Trust, Inc.	109	565
Westwood Holdings Group, Inc.	13	558
Southside Bancshares, Inc.	23	549
Federal Agricultural Mortgage Corp. — Class C	19	549
Sterling Bancorp	47	546
Rockville Financial, Inc.	41	536
Union First Market Bankshares Corp.	26	535
TowneBank	36	530
KCAP Financial, Inc.	47	529
MCG Capital Corp.	101	526
HCI Group, Inc.	17	522
Simmons First National Corp. — Class A	20	522
American Safety Insurance Holdings Ltd.*	18	521
Metro Bancorp, Inc.*	26	521
German American Bancorp, Inc.	23	518
Univest Corporation of Pennsylvania	27	515
Great Southern Bancorp, Inc.	19	512
NewStar Financial, Inc.*	38	506
Aviv REIT, Inc.	20	506
Virginia Commerce Bancorp, Inc.*	36	503
Chatham Lodging Trust	29	498
First of Long Island Corp.	15	498
Camden National Corp.	14	497
Winthrop Realty Trust	41	493
Customers Bancorp, Inc.*	30	488
Washington Trust Bancorp, Inc.	17	485
One Liberty Properties, Inc.	22	483
HomeTrust Bancshares, Inc.*	28	475
Phoenix Companies, Inc.*	11	473
Arrow Financial Corp.	19	470
MainSource Financial Group, Inc.	35	470
First Busey Corp.	104	468
First Bancorp	33	465
OneBeacon Insurance Group Ltd. — Class A	32	463
Terreno Realty Corp.	25	463
OmniAmerican Bancorp, Inc.*	21	463
National Bankshares, Inc.	13	462
Financial Institutions, Inc.	25	460
CoBiz Financial, Inc.	55	457
First Interstate Bancsystem, Inc. — Class A	22	456
International. FCStone, Inc.*	26	454
Territorial Bancorp, Inc.	20	452
Citizens & Northern Corp.	23	444
Manning & Napier, Inc. — Class A	25	444
Lakeland Bancorp, Inc.	42	438
Safeguard Scientifics, Inc.*	27	433
Gladstone Commercial Corp.	23	429
MVC Capital, Inc.	34	428
1st Source Corp.	18	428
PennyMac Financial Services, Inc. — Class A*	20	425
Diamond Hill Investment Group, Inc.	5	425
First Financial Holdings, Inc.	20	424
Peoples Bancorp, Inc.	20	422
Walker & Dunlop, Inc.*	24	420
Flagstar Bancorp, Inc.*	30	419
GFI Group, Inc.	107	418
Gramercy Property Trust, Inc.*	92	414
Baldwin & Lyons, Inc. — Class B	17	413
Cowen Group, Inc. — Class A*	142	412
Beneficial Mutual Bancorp, Inc.*	49	412
Whitestone REIT — Class B	26	410
First Defiance Financial Corp.	18	406
FBR & Co.*	16	404
Park Sterling Corp.*	68	402
Global Indemnity plc — Class A*	17	400
Bank of Marin Bancorp	10	400

66 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Heritage Financial Corp.	27	$396
Republic Bancorp, Inc. — Class A	18	395
United Financial Bancorp, Inc.	26	394
Fidus Investment Corp.	21	393
CNB Financial Corp.	23	390
OceanFirst Financial Corp.	25	389
Ames National Corp.	17	387
AmREIT, Inc. — Class B	20	387
Solar Senior Capital Ltd.	21	387
Citizens, Inc.*	64	383
Bridge Bancorp, Inc.	17	383
National Western Life Insurance Co. — Class A	2	380
Fox Chase Bancorp, Inc.	22	374
Centerstate Banks, Inc.	43	373
Bank Mutual Corp.	66	372
Enterprise Financial Services Corp.	23	367
HomeStreet, Inc.	17	365
First Community Bancshares, Inc.	23	361
Franklin Financial Corp.	20	360
Taylor Capital Group, Inc.*	21	355
Armada Hoffler Properties, Inc.	30	353
National Interstate Corp.	12	351
American Residential Properties, Inc.*	20	344
Consolidated-Tomoka Land Co.	9	343
Southwest Bancorp, Inc.*	26	343
Suffolk Bancorp*	21	343
Oppenheimer Holdings, Inc. — Class A	18	343
BNC Bancorp	30	343
Marlin Business Services Corp.	15	342
Hudson Valley Holding Corp.	20	340
Chemung Financial Corp.	10	335
C&F Financial Corp.	6	334
Medallion Financial Corp.	24	334
State Auto Financial Corp.	18	327
Sierra Bancorp	22	326
American National Bankshares, Inc.	14	325
Firsthand Technology Value Fund, Inc.*	16	318
First Bancorp, Inc.	18	315
Bank of Kentucky Financial Corp.	11	313
Guaranty Bancorp	27	306
Independent Bank Group, Inc.*	10	304
1st United Bancorp, Inc.	45	302
AV Homes, Inc.*	17	301
Stellus Capital Investment Corp.	20	301
Silver Bay Realty Trust Corp.	18	298
Peapack Gladstone Financial Corp.	17	298
Preferred Bank/Los Angeles CA*	18	297
Merchants Bancshares, Inc.	10	296
Penns Woods Bancorp, Inc.	7	293
Charter Financial Corp.	29	292
First Connecticut Bancorp, Inc.	21	292
ESB Financial Corp.	24	291
Northrim BanCorp, Inc.	12	290
MidWestOne Financial Group, Inc.	12	289
Mercantile Bank Corp.	16	288
Nicholas Financial, Inc.	19	287
Gladstone Investment Corp.	39	287
Horizon Bancorp	14	286
Bridge Capital Holdings*	18	285
Calamos Asset Management, Inc. — Class A	27	284
PennantPark Floating Rate Capital Ltd.	20	283
Meridian Interstate Bancorp, Inc.*	15	282
JAVELIN Mortgage Investment Corp.	20	282
Yadkin Financial Corp.*	20	281
Center Bancorp, Inc.	22	279
United Community Financial Corp.*	60	279
Universal Insurance Holdings, Inc.	39	276
Kearny Financial Corp.*	26	273
First Pactrust Bancorp, Inc.	20	272
Pacific Continental Corp.	23	271
Provident Financial Holdings, Inc.	17	270
Washington Banking Co.	19	270
Kansas City Life Insurance Co.	7	268
Capital City Bank Group, Inc.*	23	265
Meta Financial Group, Inc.	10	263
Bar Harbor Bankshares	7	256
MPG Office Trust, Inc.*	80	251
Regional Management Corp.*	10	250
Ladenburg Thalmann Financial Services, Inc.*	150	248
Fidelity Southern Corp.*	20	247
Pacific Premier Bancorp, Inc.*	20	244
First NBC Bank Holding Co.*	10	244
Thomas Properties Group, Inc.	46	244
Enterprise Bancorp, Inc.	13	240
NewBridge Bancorp*	40	240
Hallmark Financial Services, Inc.*	26	238
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	20	238
Roma Financial Corp.	13	236
SWS Group, Inc.*	43	234
MidSouth Bancorp, Inc.	15	233
Seacoast Banking Corporation of Florida*	105	231
BankFinancial Corp.	27	230
Gladstone Capital Corp.	28	229
Eastern Insurance Holdings, Inc.	12	225
LCNB Corp.	10	224
West Bancorporation, Inc.	19	223
NGP Capital Resources Co.	36	221
Consumer Portfolio Services, Inc.*	30	220
Farmers Capital Bank Corp.*	10	217
Home Federal Bancorp, Inc.	17	217
First Financial Northwest, Inc.	21	217
Sun Bancorp, Inc.*	63	214
Crawford & Co. — Class B	38	214
EMC Insurance Group, Inc.	8	210
Century Bancorp, Inc. — Class A	6	210
NASB Financial, Inc.*	8	209
Horizon Technology Finance Corp.	15	206
Tree.com, Inc.	12	206
Imperial Holdings, Inc.*	30	206
GSV Capital Corp.*	26	204

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Home Bancorp, Inc.*	11	$204
Macatawa Bank Corp.*	40	202
Intervest Bancshares Corp. — Class A*	30	200
Donegal Group, Inc. — Class A	14	196
First Security Group, Inc.*	90	195
Middleburg Financial Corp.	10	191
Clifton Savings Bancorp, Inc.	16	190
Heritage Commerce Corp.*	27	189
ESSA Bancorp, Inc.	17	186
MetroCorp Bancshares, Inc.	19	185
UMH Properties, Inc.	18	185
ZAIS Financial Corp.	10	182
Ellington Residential Mortgage REIT	10	179
Independence Holding Co.	15	177
Westfield Financial, Inc.	25	175
Resource America, Inc. — Class A	20	170
Access National Corp.	13	169
Heritage Oaks Bancorp*	27	167
Ares Commercial Real Estate Corp.	13	167
Doral Financial Corp.*	197	164
First M&F Corp.	10	158
CU Bancorp*	10	158
WhiteHorse Finance, Inc.	10	158
First Marblehead Corp.*	131	155
Garrison Capital, Inc.	10	154
CommunityOne Bancorp*	19	154
Waterstone Financial, Inc.*	14	142
Tristate Capital Holdings, Inc.*	10	138
Hingham Institution for Savings	2	136
Pzena Investment Management, Inc. — Class A	20	130
Palmetto Bancshares, Inc.*	10	130
BBX Capital Corp. — Class A*	10	129
Gain Capital Holdings, Inc.	20	126
JMP Group, Inc.	19	126
Health Insurance Innovations, Inc. — Class A*	10	105
CIFC Corp.*	13	98
Crescent Financial Bancshares, Inc.*	19	83
Fortegra Financial Corp.*	12	82
Cascade Bancorp*	11	68
California First National Bancorp	4	66
Hampton Roads Bankshares, Inc.*	50	65
First Federal Bancshares of Arkansas, Inc.*	5	40
Total Financials		498,603
Information Technology - 12.4%
CommVault Systems, Inc.*	73	5,540
CoStar Group, Inc.*	39	5,035
Ultimate Software Group, Inc.*	41	4,810
WEX, Inc.*	62	4,756
FEI Co.	61	4,452
PTC, Inc.*	181	4,441
ViaSat, Inc.*	58	4,146
Aspen Technology, Inc.*	143	4,118
MAXIMUS, Inc.	53	3,948
QLIK Technologies, Inc.*	129	3,647
Semtech Corp.*	101	3,539
Tyler Technologies, Inc.*	48	3,290
Microsemi Corp.*	139	3,163
Anixter International, Inc.*	40	3,031
ACI Worldwide, Inc.*	63	2,928
Ciena Corp.*	146	2,836
j2 Global, Inc.	65	2,763
SunEdison, Inc.*	337	2,753
ValueClick, Inc.*	111	2,739
Verint Systems, Inc.*	77	2,731
Cognex Corp.	60	2,713
SS&C Technologies Holdings, Inc.*	82	2,698
Convergys Corp.	154	2,684
Mentor Graphics Corp.	136	2,659
Cavium, Inc.*	75	2,654
Plantronics, Inc.	60	2,635
Sourcefire, Inc.*	47	2,611
Hittite Microwave Corp.*	45	2,610
Guidewire Software, Inc.*	62	2,607
Fair Isaac Corp.	56	2,566
Itron, Inc.*	60	2,546
Aruba Networks, Inc.*	164	2,519
InterDigital, Inc.	56	2,500
VistaPrint N.V.*	50	2,469
ARRIS Group, Inc.*	171	2,454
Acxiom Corp.*	106	2,405
Cornerstone OnDemand, Inc.*	55	2,381
Finisar Corp.*	140	2,373
Cypress Semiconductor Corp.	220	2,361
Littelfuse, Inc.	31	2,313
Euronet Worldwide, Inc.*	72	2,294
Infoblox, Inc.*	77	2,253
Blackbaud, Inc.	69	2,247
Veeco Instruments, Inc.*	62	2,196
ADTRAN, Inc.	89	2,190
RF Micro Devices, Inc.*	409	2,188
Sapient Corp.*	163	2,130
Dealertrack Technologies, Inc.*	60	2,126
Heartland Payment Systems, Inc.	57	2,123
TiVo, Inc.*	190	2,100
CACI International, Inc. — Class A*	33	2,095
MKS Instruments, Inc.	78	2,070
Electronics for Imaging, Inc.*	73	2,066
International Rectifier Corp.*	98	2,052
ExactTarget, Inc.*	60	2,023
Manhattan Associates, Inc.*	26	2,006
Synaptics, Inc.*	50	1,928
Coherent, Inc.	35	1,927
Entegris, Inc.*	203	1,906
PMC - Sierra, Inc.*	300	1,905
Progress Software Corp.*	82	1,887
NETGEAR, Inc.*	61	1,863
Take-Two Interactive Software, Inc.*	124	1,856
OpenTable, Inc.*	29	1,855
Cardtronics, Inc.*	67	1,849
Universal Display Corp.*	64	1,799
Infinera Corp.*	168	1,793

68 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Angie’s List, Inc.*	67	$1,779
Sanmina Corp.*	121	1,736
Advent Software, Inc.*	49	1,718
Web.com Group, Inc.*	67	1,715
Yelp, Inc. — Class A*	49	1,704
Power Integrations, Inc.	42	1,704
Syntel, Inc.	27	1,697
Cirrus Logic, Inc.*	97	1,684
OSI Systems, Inc.*	26	1,675
TriQuint Semiconductor, Inc.*	241	1,670
NIC, Inc.	100	1,653
SYNNEX Corp.*	39	1,649
WebMD Health Corp. — Class A*	55	1,615
Benchmark Electronics, Inc.*	80	1,608
Tessera Technologies, Inc.	77	1,602
Plexus Corp.*	53	1,584
OmniVision Technologies, Inc.*	84	1,567
Fusion-io, Inc.*	110	1,566
Unisys Corp.*	70	1,545
Integrated Device Technology, Inc.*	193	1,532
Monotype Imaging Holdings, Inc.	60	1,525
Zillow, Inc. — Class A*	27	1,520
Ultratech, Inc.*	41	1,506
MicroStrategy, Inc. — Class A*	17	1,478
Ixia*	80	1,472
Diodes, Inc.*	56	1,454
ExlService Holdings, Inc.*	49	1,448
Intersil Corp. — Class A	184	1,439
SPS Commerce, Inc.*	26	1,430
Liquidity Services, Inc.*	41	1,421
Bottomline Technologies de, Inc.*	56	1,416
Rambus, Inc.*	163	1,400
Monolithic Power Systems, Inc.	57	1,374
SunPower Corp. — Class A*	66	1,366
comScore, Inc.*	56	1,366
Imperva, Inc.*	30	1,351
InvenSense, Inc. — Class A*	87	1,338
NetScout Systems, Inc.*	57	1,330
Measurement Specialties, Inc.*	28	1,303
QLogic Corp.*	134	1,281
ScanSource, Inc.*	39	1,248
RealPage, Inc.*	68	1,247
Trulia, Inc.*	40	1,244
Synchronoss Technologies, Inc.*	40	1,235
Blucora, Inc.*	65	1,205
Cray, Inc.*	61	1,198
VirnetX Holding Corp.*	58	1,159
Badger Meter, Inc.	26	1,158
BroadSoft, Inc.*	41	1,132
CSG Systems International, Inc.	52	1,128
Cabot Microelectronics Corp.*	33	1,089
ATMI, Inc.*	46	1,088
Advanced Energy Industries, Inc.*	62	1,079
MTS Systems Corp.	19	1,075
Harmonic, Inc.*	169	1,073
Comverse, Inc.*	36	1,071
United Online, Inc.	141	1,069
Insight Enterprises, Inc.*	60	1,064
Tellabs, Inc.	526	1,041
Digital River, Inc.*	55	1,032
Demandware, Inc.*	24	1,018
Brooks Automation, Inc.	103	1,002
Rogers Corp.*	21	994
Methode Electronics, Inc.	58	987
Jive Software, Inc.*	54	981
Interactive Intelligence Group, Inc.*	19	980
Sykes Enterprises, Inc.*	62	977
Rofin-Sinar Technologies, Inc.*	39	973
Ellie Mae, Inc.*	42	969
Stamps.com, Inc.*	24	945
Sonus Networks, Inc.*	314	945
Bankrate, Inc.*	65	933
EarthLink, Inc.	150	932
SciQuest, Inc.*	37	927
Applied Micro Circuits Corp.*	104	915
Envestnet, Inc.*	37	910
Intermec, Inc.*	91	895
EVERTEC, Inc.*	40	879
Lattice Semiconductor Corp.*	173	877
ServiceSource International, Inc.*	94	876
Cass Information Systems, Inc.	19	876
Proofpoint, Inc.*	36	872
iGATE Corp.*	53	870
PROS Holdings, Inc.*	29	869
Newport Corp.*	62	864
ManTech International Corp. — Class A	33	862
Monster Worldwide, Inc.*	175	859
Emulex Corp.*	130	848
Forrester Research, Inc.	23	844
Responsys, Inc.*	58	830
Spansion, Inc. — Class A*	66	826
Move, Inc.*	64	820
EPAM Systems, Inc.*	30	815
Checkpoint Systems, Inc.*	56	795
LogMeIn, Inc.*	32	783
Ruckus Wireless, Inc.*	60	769
RealD, Inc.*	55	765
Constant Contact, Inc.*	47	755
GT Advanced Technologies, Inc.*,1	180	747
FARO Technologies, Inc.*	22	744
Photronics, Inc.*	92	742
LivePerson, Inc.*	82	734
CalAmp Corp.*	50	730
Pegasystems, Inc.	22	729
Tangoe, Inc.*	47	725
AVG Technologies N.V.*	37	720
CTS Corp.	52	709
Accelrys, Inc.*	82	689
Bazaarvoice, Inc.*	72	678
Park Electrochemical Corp.	28	672
FleetMatics Group plc*	20	665
PDF Solutions, Inc.*	36	663
Exar Corp.*	61	657
MoneyGram International, Inc.*	29	657

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Silicon Image, Inc.*	112	$655
TTM Technologies, Inc.*	78	655
Micrel, Inc.	66	652
Power-One, Inc.*	103	651
EPIQ Systems, Inc.	48	647
Calix, Inc.*	64	646
Internap Network Services Corp.*	77	637
TeleTech Holdings, Inc.*	27	633
Silicon Graphics International Corp.*	47	629
Active Network, Inc.*	83	628
Virtusa Corp.*	28	620
Perficient, Inc.*	46	614
Global Cash Access Holdings, Inc.*	97	607
Ceva, Inc.*	31	600
Dice Holdings, Inc.*	65	599
Parkervision, Inc.*	130	592
Daktronics, Inc.	57	585
Entropic Communications, Inc.*	135	576
Fabrinet*	41	574
Seachange International, Inc.*	49	574
Comtech Telecommunications Corp.	21	565
Rudolph Technologies, Inc.*	50	560
Higher One Holdings, Inc.*	48	559
Shutterstock, Inc.*	10	558
Immersion Corp.*	41	543
Super Micro Computer, Inc.*	51	543
FormFactor, Inc.*	76	513
Volterra Semiconductor Corp.*	36	508
Black Box Corp.	20	506
Ambarella, Inc.*	30	505
DTS, Inc.*	24	494
Extreme Networks*	141	486
Anaren, Inc.*	21	482
Millennial Media, Inc.*	54	470
Blackhawk Network Holdings, Inc.*	20	464
Integrated Silicon Solution, Inc.*	42	460
Nanometrics, Inc.*	31	455
Inphi Corp.*	41	451
Cohu, Inc.	36	450
Actuate Corp.*	67	445
Mercury Systems, Inc.*	48	443
Computer Task Group, Inc.	19	436
Peregrine Semiconductor Corp.*	40	436
Oplink Communications, Inc.*	25	434
Electro Scientific Industries, Inc.	40	430
Supertex, Inc.	18	430
Quantum Corp.*	311	426
NVE Corp.*	9	421
IntraLinks Holdings, Inc.*	58	421
Electro Rent Corp.	25	420
ePlus, Inc.	7	419
Market Leader, Inc.*	39	417
XO Group, Inc.*	37	414
QuinStreet, Inc.*	48	414
Amkor Technology, Inc.*	98	413
LTX-Credence Corp.*	68	407
Globecomm Systems, Inc.*	32	404
Ebix, Inc.	43	398
Keynote Systems, Inc.	20	395
Callidus Software, Inc.*	59	389
Ubiquiti Networks, Inc.	22	386
Procera Networks, Inc.*	28	384
Travelzoo, Inc.*	14	382
Kopin Corp.*	102	378
Zix Corp.*	89	376
IXYS Corp.	34	376
GSI Group, Inc.*	46	370
Brightcove, Inc.*	42	368
CIBER, Inc.*	108	361
E2open, Inc.*	20	350
STEC, Inc.*	52	349
Vishay Precision Group, Inc.*	23	348
ShoreTel, Inc.*	85	343
Digi International, Inc.*	36	337
Demand Media, Inc.*	56	336
support.com, Inc.*	73	334
PLX Technology, Inc.*	70	333
Zygo Corp.*	21	332
VASCO Data Security International, Inc.*	39	324
Qualys, Inc.*	20	322
Vringo, Inc.*	100	317
Rosetta Stone, Inc.*	21	310
Maxwell Technologies, Inc.*	43	307
M/A-COM Technology Solutions Holdings, Inc.*	21	307
Global Eagle Entertainment, Inc.*	30	302
Uni-Pixel, Inc.*	20	294
Agilysys, Inc.*	26	294
Axcelis Technologies, Inc.*	160	291
MoSys, Inc.*	72	289
KEMET Corp.*	70	288
Avid Technology, Inc.*	47	276
Unwired Planet, Inc.*	140	273
MaxLinear, Inc. — Class A*	39	273
Carbonite, Inc.*	22	273
Mesa Laboratories, Inc.	5	271
American Software, Inc. — Class A	31	269
Tessco Technologies, Inc.	10	264
Vocus, Inc.*	25	263
PC Connection, Inc.	17	263
ANADIGICS, Inc.*	119	262
KVH Industries, Inc.*	19	253
Lionbridge Technologies, Inc.*	87	252
Symmetricom, Inc.*	56	251
Neonode, Inc.*	42	250
Silver Spring Networks, Inc.*	10	249
Digimarc Corp.	12	249
Marketo, Inc.*	10	249
Rally Software Development Corp.*	10	248
Aviat Networks, Inc.*	93	244
Bel Fuse, Inc. — Class B	18	242
Multi-Fineline Electronix, Inc.*	16	237
Richardson Electronics Ltd.	20	235
NeoPhotonics Corp.*	27	235

70 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Numerex Corp. — Class A*	21	$234
RealNetworks, Inc.*	31	234
Model N, Inc.*	10	234
Sigma Designs, Inc.*	46	232
PRGX Global, Inc.*	42	231
Xoom Corp.*	10	229
Pericom Semiconductor Corp.*	32	228
Imation Corp.*	53	224
Mindspeed Technologies, Inc.*	69	224
Hackett Group, Inc.	43	223
GSI Technology, Inc.*	35	221
Spark Networks, Inc.*	26	220
DSP Group, Inc.*	26	216
Ultra Clean Holdings*	34	206
Aeroflex Holding Corp.*	26	205
Datalink Corp.*	19	202
Alliance Fiber Optic Products, Inc.	10	200
PC-Telephone, Inc.	23	195
eGain Corp.*	20	192
Reis, Inc.*	10	185
ModusLink Global Solutions, Inc.*	58	184
Rubicon Technology, Inc.*	23	184
Guidance Software, Inc.*	21	184
Marchex, Inc. — Class B	30	181
Glu Mobile, Inc.*	82	180
Limelight Networks, Inc.*	78	176
Mitek Systems, Inc.*	30	173
Sapiens International Corporation N.V.	30	172
Alpha & Omega Semiconductor Ltd.*	22	168
Navarre Corp.*	60	166
Planet Payment, Inc.*	60	166
TeleCommunication Systems, Inc. — Class A*	70	163
ChannelAdvisor Corp.*	10	157
Intermolecular, Inc.*	21	153
Radisys Corp.*	31	149
Westell Technologies, Inc. — Class A*	62	148
Audience, Inc.*	11	145
Hutchinson Technology, Inc.*	30	142
QAD, Inc. — Class A	11	126
Telenav, Inc.*	23	120
TechTarget, Inc.*	26	116
Cyan, Inc.*	10	105
Marin Software, Inc.*	10	102
Viasystems Group, Inc.*	7	81
Total Information Technology		363,808
Consumer Discretionary - 10.4%
Brunswick Corp.	137	4,377
Dana Holding Corp.	221	4,256
Wolverine World Wide, Inc.	77	4,205
Tenneco, Inc.*	92	4,166
Fifth & Pacific Companies, Inc.*	181	4,043
Sotheby’s	105	3,980
Vail Resorts, Inc.	56	3,446
Pool Corp.	65	3,407
Shutterfly, Inc.*	59	3,291
Cheesecake Factory, Inc.	78	3,268
Rent-A-Center, Inc. — Class A	87	3,268
Live Nation Entertainment, Inc.*	209	3,240
Cooper Tire & Rubber Co.	97	3,217
Lumber Liquidators Holdings, Inc.*	41	3,193
Pier 1 Imports, Inc.	135	3,171
Steven Madden Ltd.*	64	3,096
Sinclair Broadcast Group, Inc. — Class A	104	3,056
Cracker Barrel Old Country Store, Inc.	32	3,030
Life Time Fitness, Inc.*	59	2,956
Buffalo Wild Wings, Inc.*	30	2,946
HSN, Inc.	52	2,793
Men’s Wearhouse, Inc.	73	2,763
Meredith Corp.	56	2,671
Express, Inc.*	127	2,663
Ryland Group, Inc.	65	2,606
Meritage Homes Corp.*	58	2,514
Iconix Brand Group, Inc.*	85	2,500
Outerwall, Inc.*	42	2,464
Jack in the Box, Inc.*	62	2,436
KB Home	122	2,395
Texas Roadhouse, Inc. — Class A	94	2,352
Genesco, Inc.*	34	2,278
Restoration Hardware Holdings, Inc.*	30	2,250
ANN, Inc.*	67	2,224
Crocs, Inc.*	132	2,178
Belo Corp. — Class A	156	2,176
Grand Canyon Education, Inc.*	66	2,126
Monro Muffler Brake, Inc.	44	2,114
Hibbett Sports, Inc.*	38	2,109
Select Comfort Corp.*	83	2,080
New York Times Co. — Class A*	188	2,079
Saks, Inc.*	152	2,074
WMS Industries, Inc.*	81	2,066
Bloomin’ Brands, Inc.*	83	2,065
Ascent Capital Group, Inc. — Class A*	26	2,030
MDC Holdings, Inc.	62	2,016
Penske Automotive Group, Inc.	65	1,985
Buckle, Inc.	38	1,977
Churchill Downs, Inc.	25	1,971
American Axle & Manufacturing Holdings, Inc.*	104	1,938
Group 1 Automotive, Inc.	30	1,930
Bob Evans Farms, Inc.	41	1,926
Hillenbrand, Inc.	81	1,921
Lithia Motors, Inc. — Class A	36	1,919
Marriott Vacations Worldwide Corp.*	44	1,903
Francesca’s Holdings Corp.*	68	1,890
Vitamin Shoppe, Inc.*	42	1,883
Helen of Troy Ltd.*	49	1,880
Conn’s, Inc.*	36	1,863
Five Below, Inc.*	50	1,838
Children’s Place Retail Stores, Inc.*	33	1,808
Standard Pacific Corp.*,1	215	1,791
Arbitron, Inc.	38	1,766
Orient-Express Hotels Ltd. — Class A*	145	1,763
Jos. A. Bank Clothiers, Inc.*	42	1,735
Pinnacle Entertainment, Inc.*	88	1,731

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Asbury Automotive Group, Inc.*	43	$1,724
Krispy Kreme Doughnuts, Inc.*	98	1,710
iRobot Corp.*	42	1,670
Tumi Holdings, Inc.*	69	1,656
Jones Group, Inc.	118	1,623
Dorman Products, Inc.	35	1,597
Nexstar Broadcasting Group, Inc. — Class A	45	1,596
Aeropostale, Inc.*	115	1,587
Oxford Industries, Inc.	25	1,560
Finish Line, Inc. — Class A	71	1,552
Matthews International Corp. — Class A	41	1,546
Valassis Communications, Inc.	62	1,525
La-Z-Boy, Inc.	75	1,520
Columbia Sportswear Co.	24	1,504
Brown Shoe Company, Inc.	69	1,486
Skechers U.S.A., Inc. — Class A*	61	1,465
National CineMedia, Inc.	85	1,436
Steiner Leisure Ltd.*	27	1,427
SHFL Entertainment, Inc.*	80	1,417
Office Depot, Inc.*	364	1,409
Loral Space & Communications, Inc.	23	1,380
DineEquity, Inc.	20	1,377
Stewart Enterprises, Inc. — Class A	104	1,361
Ameristar Casinos, Inc.	51	1,341
Core-Mark Holding Company, Inc.	21	1,334
OfficeMax, Inc.	130	1,330
Red Robin Gourmet Burgers, Inc.*	24	1,324
Sonic Automotive, Inc. — Class A	62	1,311
Papa John’s International, Inc.*	20	1,307
International Speedway Corp. — Class A	41	1,290
BJ’s Restaurants, Inc.*	34	1,261
Drew Industries, Inc.	32	1,258
Interval Leisure Group, Inc.	63	1,255
Quiksilver, Inc.*	194	1,249
Sturm Ruger & Company, Inc.	26	1,249
AFC Enterprises, Inc.*	34	1,222
Sonic Corp.*	83	1,208
True Religion Apparel, Inc.	36	1,140
rue21, Inc.*	27	1,123
Regis Corp.	68	1,117
Stage Stores, Inc.	47	1,105
Multimedia Games Holding Company, Inc.*	42	1,095
Arctic Cat, Inc.	24	1,080
Scholastic Corp.	36	1,054
LifeLock, Inc.*	90	1,054
Cato Corp. — Class A	41	1,023
G-III Apparel Group Ltd.*	21	1,011
Ethan Allen Interiors, Inc.	35	1,008
K12, Inc.*	38	998
Fiesta Restaurant Group, Inc.*	29	997
Smith & Wesson Holding Corp.*	98	978
Strayer Education, Inc.	20	977
Boyd Gaming Corp.*	84	949
CEC Entertainment, Inc.	23	944
Barnes & Noble, Inc.*	59	942
Standard Motor Products, Inc.	27	927
Mattress Firm Holding Corp.*	23	927
Hovnanian Enterprises, Inc. — Class A*	162	909
LeapFrog Enterprises, Inc. — Class A*	92	905
Pep Boys-Manny Moe & Jack*	78	903
Fred’s, Inc. — Class A	58	898
American Greetings Corp. — Class A	49	894
Chuy’s Holdings, Inc.*	23	882
Winnebago Industries, Inc.*	42	882
Gentherm, Inc.*	47	873
Blue Nile, Inc.*	23	869
Tile Shop Holdings, Inc.*	30	869
Ruby Tuesday, Inc.*	92	849
Zumiez, Inc.*	29	834
Capella Education Co.*	20	833
Biglari Holdings, Inc.*	2	821
American Public Education, Inc.*	22	818
Vera Bradley, Inc.*	37	801
Caesars Entertainment Corp.*	58	795
Denny’s Corp.*	139	781
M/I Homes, Inc.*	34	781
Scientific Games Corp. — Class A*	68	765
Haverty Furniture Companies, Inc.	33	759
Movado Group, Inc.	22	744
EW Scripps Co. — Class A*	47	732
ITT Educational Services, Inc.*	30	732
Modine Manufacturing Co.*	67	729
Bright Horizons Family Solutions, Inc.*	20	694
Ruth’s Hospitality Group, Inc.	56	676
MDC Partners, Inc. — Class A	37	667
Tuesday Morning Corp.*	64	664
Callaway Golf Co.	100	658
Fisher Communications, Inc.	16	657
Cavco Industries, Inc.*	13	656
America’s Car-Mart, Inc.*	15	649
Libbey, Inc.*	27	647
Universal Electronics, Inc.*	23	648
LIN TV Corp. — Class A*	42	643
Wet Seal, Inc. — Class A*	134	631
Destination Maternity Corp.	25	615
Beazer Homes USA, Inc.*	34	596
Overstock.com, Inc.*	21	592
Superior Industries International, Inc.	33	568
Maidenform Brands, Inc.*	31	537
Dex Media, Inc.*	30	527
NACCO Industries, Inc. — Class A	9	516
Harte-Hanks, Inc.	59	507
Stein Mart, Inc.	37	505
Entravision Communications Corp. — Class A	82	504
William Lyon Homes — Class A*	20	504
Gray Television, Inc.*	70	504
Journal Communications, Inc. — Class A*	66	494
NutriSystem, Inc.	41	483
Stoneridge, Inc.*	41	477
Perry Ellis International, Inc.	23	467
Fuel Systems Solutions, Inc.*	26	465

72 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Bravo Brio Restaurant Group, Inc.*	26	$463
Big 5 Sporting Goods Corp.	21	461
RadioShack Corp.	144	455
Zale Corp.*	50	455
Bon-Ton Stores, Inc.	25	451
Carmike Cinemas, Inc.*	23	445
Sears Hometown and Outlet Stores, Inc.*	10	437
Nautilus, Inc.*	50	435
Shoe Carnival, Inc.	18	432
Del Frisco’s Restaurant Group, Inc.*	20	428
MarineMax, Inc.*	37	419
Saga Communications, Inc. — Class A	9	413
Marcus Corp.	32	407
World Wrestling Entertainment, Inc. — Class A	39	402
CSS Industries, Inc.	16	399
Steinway Musical Instruments, Inc.*	13	396
Central European Media Enterprises Ltd. — Class A*	118	391
Body Central Corp.*	29	386
hhgregg, Inc.*	24	383
Rentrak Corp.*	19	381
Bridgepoint Education, Inc.*	31	378
Unifi, Inc.*	18	372
Remy International, Inc.	20	371
Destination XL Group, Inc.*	58	368
Cumulus Media, Inc. — Class A*	108	366
Speedway Motorsports, Inc.	21	365
Town Sports International Holdings, Inc.	32	345
Black Diamond, Inc.*	36	338
Christopher & Banks Corp.*	50	337
Citi Trends, Inc.*	23	334
TRI Pointe Homes, Inc.*	20	332
Media General, Inc. — Class A*	30	331
Morgans Hotel Group Co.*	41	330
PetMed Express, Inc.	26	328
Hooker Furniture Corp.	20	325
Carriage Services, Inc. — Class A	19	322
Spartan Motors, Inc.	52	318
Jamba, Inc.*	21	314
Mac-Gray Corp.	22	312
Bassett Furniture Industries, Inc.	20	311
Valuevision Media, Inc. — Class A*	60	307
bebe stores, Inc.	54	303
Weyco Group, Inc.	12	302
Universal Technical Institute, Inc.	29	300
VOXX International Corp. — Class A*	24	294
Entercom Communications Corp. — Class A*	31	293
RG Barry Corp.	18	292
Tilly’s, Inc. — Class A*	18	288
JAKKS Pacific, Inc.	25	281
Kirkland’s, Inc.*	16	276
Monarch Casino & Resort, Inc.*	16	270
Vitacost.com, Inc.*	31	262
Nathan’s Famous, Inc.*	5	261
Culp, Inc.	15	261
Winmark Corp.	4	259
Lifetime Brands, Inc.	19	258
Digital Generation, Inc.*	35	258
Pacific Sunwear of California, Inc.*	70	256
Corinthian Colleges, Inc.*	114	255
Zagg, Inc.*	47	251
Orbitz Worldwide, Inc.*	31	249
Ignite Restaurant Group, Inc.*	13	245
New York & Company, Inc.*	38	241
Career Education Corp.*	82	238
Blyth, Inc.	17	237
Federal-Mogul Corp.*	23	235
ReachLocal, Inc.*	19	233
West Marine, Inc.*	21	231
Luby’s, Inc.*	27	228
Daily Journal Corp.*	2	226
Johnson Outdoors, Inc. — Class A*	9	224
Flexsteel Industries, Inc.	9	219
Gordmans Stores, Inc.*	16	218
Tower International, Inc.*	11	218
1-800-Flowers.com, Inc. — Class A*	35	217
McClatchy Co. — Class A*	93	212
Isle of Capri Casinos, Inc.*	28	210
Carrols Restaurant Group, Inc.*	32	207
AH Belo Corp. — Class A	30	206
Education Management Corp.*	35	197
Systemax, Inc.	20	188
American Apparel, Inc.*	90	173
Einstein Noah Restaurant Group, Inc.	12	170
Global Sources Ltd.*	25	168
Lincoln Educational Services Corp.	31	163
JTH Holding, Inc. — Class A*	10	163
Diversified Restaurant Holdings, Inc.*	20	159
Skullcandy, Inc.*	29	158
Marine Products Corp.	19	152
Salem Communications Corp. — Class A	19	142
Reading International, Inc. — Class A*	22	140
Hemisphere Media Group, Inc.*	10	137
Crown Media Holdings, Inc. — Class A*	54	133
EveryWare Global, Inc.*	10	121
Martha Stewart Living Omnimedia — Class A*	48	116
Shiloh Industries, Inc.	11	115
Trans World Entertainment Corp.	20	97
Beasley Broadcasting Group, Inc. — Class A	8	67
Total Consumer Discretionary		305,793
Industrials - 10.3%
Teledyne Technologies, Inc.*	59	4,563
Acuity Brands, Inc.	59	4,455
Chart Industries, Inc.*	46	4,328
Middleby Corp.*	25	4,252
Woodward, Inc.	106	4,240
EMCOR Group, Inc.	104	4,227
US Airways Group, Inc.*	242	3,973
HEICO Corp.	75	3,778
CLARCOR, Inc.	72	3,759

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Belden, Inc.	70	$3,494
Esterline Technologies Corp.*	48	3,470
Actuant Corp. — Class A	105	3,462
DigitalGlobe, Inc.*	110	3,411
EnerSys, Inc.	69	3,384
Moog, Inc. — Class A*	64	3,298
Corporate Executive Board Co.	52	3,286
Watsco, Inc.	37	3,107
MasTec, Inc.*	92	3,027
Spirit Airlines, Inc.*	92	2,923
Advisory Board Co.*	53	2,896
Generac Holdings, Inc.	78	2,887
Beacon Roofing Supply, Inc.*	75	2,841
Polypore International, Inc.*	70	2,821
Applied Industrial Technologies, Inc.	58	2,803
Allegiant Travel Co. — Class A	26	2,756
Healthcare Services Group, Inc.	106	2,599
Deluxe Corp.	74	2,564
USG Corp.*	109	2,513
UniFirst Corp.	27	2,464
Curtiss-Wright Corp.	65	2,409
Herman Miller, Inc.	88	2,381
Barnes Group, Inc.	77	2,309
HNI Corp.	64	2,308
Franklin Electric Company, Inc.	67	2,255
Tetra Tech, Inc.*	94	2,211
Trimas Corp.*	59	2,200
United Stationers, Inc.	65	2,181
General Cable Corp.	70	2,153
UTI Worldwide, Inc.	130	2,142
JetBlue Airways Corp.*	339	2,136
Swift Transportation Co. — Class A*	128	2,117
Hub Group, Inc. — Class A*	58	2,112
FTI Consulting, Inc.*	64	2,105
Mobile Mini, Inc.*	61	2,022
TAL International Group, Inc.	46	2,004
Brady Corp. — Class A	65	1,997
ABM Industries, Inc.	81	1,985
RBC Bearings, Inc.*	38	1,974
Mueller Industries, Inc.	39	1,967
Watts Water Technologies, Inc. — Class A	43	1,950
Proto Labs, Inc.*	30	1,949
Simpson Manufacturing Company, Inc.	65	1,912
Mine Safety Appliances Co.	41	1,909
Granite Construction, Inc.	62	1,845
Lindsay Corp.	24	1,799
On Assignment, Inc.*	67	1,790
Steelcase, Inc. — Class A	120	1,750
Brink’s Co.	68	1,735
Raven Industries, Inc.	57	1,709
Forward Air Corp.	44	1,684
Aircastle Ltd.	103	1,647
Cubic Corp.	34	1,635
AZZ, Inc.	42	1,619
Atlas Air Worldwide Holdings, Inc.*	37	1,619
Mueller Water Products, Inc. — Class A	231	1,596
Acacia Research Corp.	71	1,587
Orbital Sciences Corp.*	90	1,563
Werner Enterprises, Inc.	64	1,547
Interface, Inc. — Class A	89	1,510
Matson, Inc.	60	1,500
GenCorp, Inc.*	92	1,496
Knight Transportation, Inc.	88	1,480
Huron Consulting Group, Inc.*	32	1,480
G&K Services, Inc. — Class A	31	1,476
Exponent, Inc.	24	1,419
Aegion Corp. — Class A*	62	1,396
AAR Corp.	63	1,385
Kaman Corp.	40	1,382
EnPro Industries, Inc.*	27	1,371
TrueBlue, Inc.*	65	1,368
Kaydon Corp.	49	1,350
Briggs & Stratton Corp.	68	1,346
Rush Enterprises, Inc. — Class A*	54	1,337
Titan International, Inc.	79	1,332
Universal Forest Products, Inc.	33	1,317
Korn/Ferry International*	70	1,312
Albany International Corp. — Class A	38	1,253
GrafTech International Ltd.*	170	1,238
ESCO Technologies, Inc.	38	1,230
Standex International Corp.	23	1,213
WageWorks, Inc.*	35	1,206
II-VI, Inc.*	74	1,203
Hyster-Yale Materials Handling, Inc.	19	1,193
Textainer Group Holdings Ltd.	31	1,192
Dycom Industries, Inc.*	51	1,180
McGrath RentCorp	34	1,161
Tennant Co.	24	1,158
Sun Hydraulics Corp.	37	1,157
Wesco Aircraft Holdings, Inc.*	62	1,151
DXP Enterprises, Inc.*	17	1,132
CIRCOR International, Inc.	22	1,119
Nortek, Inc.*	17	1,095
Altra Holdings, Inc.	40	1,095
ACCO Brands Corp.*	169	1,075
Wabash National Corp.*	105	1,069
Team, Inc.*	28	1,060
Tutor Perini Corp.*	58	1,049
Trex Company, Inc.*	22	1,045
Apogee Enterprises, Inc.	43	1,032
SkyWest, Inc.	75	1,016
Greenbrier Companies, Inc.*	41	999
Meritor, Inc.*	140	987
Quanex Building Products Corp.	58	977
Primoris Services Corp.	49	966
Astec Industries, Inc.	28	960
Saia, Inc.*	32	959
Knoll, Inc.	67	952
Astronics Corp.*	23	940
Blount International, Inc.*	77	910
H&E Equipment Services, Inc.	43	906
John Bean Technologies Corp.	43	903
Heartland Express, Inc.	65	902
Encore Wire Corp.	26	887

74 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Comfort Systems USA, Inc.	59	$880
Insperity, Inc.	29	879
Powell Industries, Inc.*	17	878
Thermon Group Holdings, Inc.*	43	877
Navigant Consulting, Inc.*	73	876
Quad/Graphics, Inc.	36	868
Engility Holdings, Inc.*	30	853
Rexnord Corp.*	50	843
American Science & Engineering, Inc.	15	840
Federal Signal Corp.*	95	831
Arkansas Best Corp.	36	826
LB Foster Co. — Class A	19	820
ICF International, Inc.*	26	819
RPX Corp.*	48	806
Republic Airways Holdings, Inc.*	71	804
AAON, Inc.	24	794
Griffon Corp.	69	776
Resources Connection, Inc.	65	754
InnerWorkings, Inc.*	66	716
Multi-Color Corp.	23	698
Great Lakes Dredge & Dock Corp.	89	696
Gibraltar Industries, Inc.*	47	684
Barrett Business Services, Inc.	13	679
West Corp.	30	664
Viad Corp.	27	662
Ennis, Inc.	38	657
National Presto Industries, Inc.	9	648
Kelly Services, Inc. — Class A	37	646
GP Strategies Corp.*	27	643
Roadrunner Transportation Systems, Inc.*	23	640
CAI International, Inc.*	27	636
Kadant, Inc.	21	634
US Ecology, Inc.	23	631
Taser International, Inc.*	74	630
American Woodmark Corp.*	18	625
Pendrell Corp.*	238	624
ExOne Co.*	10	617
Consolidated Graphics, Inc.*	13	611
Standard Parking Corp.*	28	601
Kforce, Inc.	40	584
KEYW Holding Corp.*	44	583
Gorman-Rupp Co.	18	573
American Railcar Industries, Inc.	17	570
MYR Group, Inc.*	29	564
Aceto Corp.	40	557
Columbus McKinnon Corp.*	26	554
Graham Corp.	18	541
Alamo Group, Inc.	13	531
Park-Ohio Holdings Corp.*	16	528
Capstone Turbine Corp.*	444	519
NCI Building Systems, Inc.*	33	505
EnerNOC, Inc.*	38	504
Air Transport Services Group, Inc.*	76	502
Celadon Group, Inc.	27	493
Layne Christensen Co.*	25	488
Kimball International, Inc. — Class B	50	486
Aerovironment, Inc.*	24	484
Orion Marine Group, Inc.*	40	484
Marten Transport Ltd.	31	478
Northwest Pipe Co.*	17	474
Echo Global Logistics, Inc.*	24	468
Douglas Dynamics, Inc.	36	467
Hawaiian Holdings, Inc.*	76	464
Kratos Defense & Security Solutions, Inc.*	70	454
PowerSecure International, Inc.*	30	451
Pike Electric Corp.	36	443
PGT, Inc.*	51	442
XPO Logistics, Inc.*	24	434
Michael Baker Corp.	16	434
Titan Machinery, Inc.*	22	432
Ducommun, Inc.*	20	425
Dynamic Materials Corp.	25	413
Insteel Industries, Inc.	23	403
CBIZ, Inc.*	60	403
Ply Gem Holdings, Inc.*	20	401
Furmanite Corp.*	59	395
TMS International Corp. — Class A	26	386
Heidrick & Struggles International, Inc.	23	385
FreightCar America, Inc.	22	374
Builders FirstSource, Inc.*	62	371
CDI Corp.	26	368
Met-Pro Corp.	27	363
Patriot Transportation Holding, Inc.*	12	360
Argan, Inc.	23	359
LMI Aerospace, Inc.*	19	356
Twin Disc, Inc.	15	356
CRA International, Inc.*	19	351
Performant Financial Corp.*	30	348
Pacer International, Inc.*	55	347
Hurco Companies, Inc.	12	345
Sparton Corp.*	20	345
Global Power Equipment Group, Inc.	21	339
Mistras Group, Inc.*	19	334
Preformed Line Products Co.	5	332
Odyssey Marine Exploration, Inc.*	112	332
VSE Corp.	8	329
Schawk, Inc. — Class A	25	328
Tecumseh Products Co. — Class A*	30	328
Hardinge, Inc.	22	325
Accuride Corp.*	64	324
Miller Industries, Inc.	21	323
Houston Wire & Cable Co.	23	318
Lydall, Inc.*	21	307
AT Cross Co. — Class A*	18	305
Ampco-Pittsburgh Corp.	16	300
Courier Corp.	21	300
FuelCell Energy, Inc.*	231	293
Coleman Cable, Inc.	16	289
YRC Worldwide, Inc.*	10	288
LSI Industries, Inc.	35	283
Energy Recovery, Inc.*	66	273
Quality Distribution, Inc.*	29	256
Flow International Corp.*	69	255
Casella Waste Systems, Inc. — Class A*	59	254

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Commercial Vehicle Group, Inc.*	34	$254
Acorn Energy, Inc.	30	253
NN, Inc.	22	251
Universal Truckload Services, Inc.*	10	241
ARC Document Solutions, Inc.*	59	236
Sterling Construction Company, Inc.*	26	236
Ameresco, Inc. — Class A*	26	234
International Shipholding Corp.	10	233
Franklin Covey Co.*	17	229
CECO Environmental Corp.	18	221
Heritage-Crystal Clean, Inc.*	15	219
Manitex International, Inc.*	20	219
Patrick Industries, Inc.*	10	208
Xerium Technologies, Inc.*	20	204
PMFG, Inc.*	29	201
Edgen Group, Inc. — Class A*	30	191
Erickson Air-Crane, Inc.*	10	188
American Superconductor Corp.*	69	182
Cenveo, Inc.*	79	168
Revolution Lighting Technologies, Inc.*	40	160
Vicor Corp.*	23	158
Enphase Energy, Inc.*	20	155
Intersections, Inc.	17	149
Swisher Hygiene, Inc.*	167	144
API Technologies Corp.*	50	140
TRC Companies, Inc.*	20	140
National Technical Systems, Inc.*	10	140
NL Industries, Inc.	12	136
Global Brass & Copper Holdings, Inc.*	10	132
Innovative Solutions & Support, Inc.	20	128
BlueLinx Holdings, Inc.*	50	108
Ultrapetrol Bahamas Ltd.*	30	86
Omega Flex, Inc.	5	74
Compx International, Inc.	2	28
Total Industrials		303,293
Health Care - 8.8%
athenahealth, Inc.*	58	4,913
Isis Pharmaceuticals, Inc.*	167	4,486
Team Health Holdings, Inc.*	101	4,148
Centene Corp.*	76	3,987
PAREXEL International Corp.*	85	3,905
Align Technology, Inc.*	105	3,889
STERIS Corp.	88	3,773
HealthSouth Corp.*	131	3,774
West Pharmaceutical Services, Inc.	52	3,654
Questcor Pharmaceuticals, Inc.	76	3,455
Cepheid, Inc.*	98	3,373
WellCare Health Plans, Inc.*	60	3,333
Owens & Minor, Inc.	97	3,281
HMS Holdings Corp.*	132	3,076
Haemonetics Corp.*	74	3,060
MWI Veterinary Supply, Inc.*	24	2,958
Medidata Solutions, Inc.*	37	2,866
ViroPharma, Inc.*	100	2,865
Alnylam Pharmaceuticals, Inc.*	90	2,791
Aegerion Pharmaceuticals, Inc.*	42	2,660
Thoratec Corp.*	80	2,505
Medicines Co.*	81	2,492
Insulet Corp.*	79	2,481
Arena Pharmaceuticals, Inc.*	321	2,472
DexCom, Inc.*	106	2,380
NPS Pharmaceuticals, Inc.*	151	2,280
Magellan Health Services, Inc.*	40	2,243
Acorda Therapeutics, Inc.*	65	2,144
Impax Laboratories, Inc.*	106	2,115
Air Methods Corp.	62	2,101
ImmunoGen, Inc.*	125	2,074
Cyberonics, Inc.*	39	2,026
Nektar Therapeutics*	173	1,998
Celldex Therapeutics, Inc.*	123	1,920
Vivus, Inc.*,1	152	1,912
Sarepta Therapeutics, Inc.*	50	1,903
HeartWare International, Inc.*	20	1,902
ACADIA Pharmaceuticals, Inc.*	100	1,815
Chemed Corp.	25	1,811
Abaxis, Inc.	37	1,758
ICU Medical, Inc.*	24	1,729
Neogen Corp.*	31	1,722
Amsurg Corp. — Class A*	49	1,720
Santarus, Inc.*	81	1,705
Wright Medical Group, Inc.*	64	1,677
Hanger, Inc.*	53	1,676
Analogic Corp.	23	1,675
Acadia Healthcare Company, Inc.*	50	1,654
MedAssets, Inc.*	91	1,614
PDL BioPharma, Inc.	205	1,583
Molina Healthcare, Inc.*	42	1,562
NuVasive, Inc.*	62	1,537
Masimo Corp.	70	1,484
Opko Health, Inc.*	208	1,477
Volcano Corp.*	80	1,450
Meridian Bioscience, Inc.	66	1,419
MannKind Corp.*	218	1,417
Ironwood Pharmaceuticals, Inc. — Class A*	140	1,393
BioScrip, Inc.*	84	1,386
Neurocrine Biosciences, Inc.*	103	1,378
Globus Medical, Inc. — Class A*	80	1,349
Puma Biotechnology, Inc.*	30	1,331
Emeritus Corp.*	57	1,321
ABIOMED, Inc.*	61	1,315
Exact Sciences Corp.*	94	1,308
ArthroCare Corp.*	37	1,278
NxStage Medical, Inc.*	88	1,257
Endologix, Inc.*	92	1,222
Exelixis, Inc.*	269	1,221
CONMED Corp.	39	1,218
Luminex Corp.*	59	1,216
Integra LifeSciences Holdings Corp.*	33	1,209
Ensign Group, Inc.	34	1,197
Quality Systems, Inc.	64	1,197
Auxilium Pharmaceuticals, Inc.*	71	1,181
Achillion Pharmaceuticals, Inc.*	144	1,178
Akorn, Inc.*	87	1,176

76 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Ligand Pharmaceuticals, Inc. — Class B*	31	$1,160
InterMune, Inc.*	119	1,145
Infinity Pharmaceuticals, Inc.*	70	1,138
Greatbatch, Inc.*	34	1,115
Pacira Pharmaceuticals, Inc.*	38	1,102
Omnicell, Inc.*	53	1,089
IPC The Hospitalist Company, Inc.*	21	1,079
Quidel Corp.*	42	1,072
Clovis Oncology, Inc.*	16	1,072
Halozyme Therapeutics, Inc.*	134	1,064
Kindred Healthcare, Inc.*	80	1,050
Optimer Pharmaceuticals, Inc.*	72	1,042
Capital Senior Living Corp.*	43	1,028
Spectranetics Corp.*	55	1,027
Bio-Reference Labs, Inc.*	35	1,006
Vanguard Health Systems, Inc.*	48	996
Momenta Pharmaceuticals, Inc.*	66	994
AMN Healthcare Services, Inc.*	69	988
Computer Programs & Systems, Inc.	20	983
AVANIR Pharmaceuticals, Inc. — Class A*	212	975
Dendreon Corp.*	234	964
National Healthcare Corp.	20	956
Genomic Health, Inc.*	30	951
Cantel Medical Corp.	28	948
Accretive Health, Inc.*	87	940
Synageva BioPharma Corp.*	22	924
Healthways, Inc.*	53	921
Orthofix International N.V.*	34	915
ExamWorks Group, Inc.*	43	913
Keryx Biopharmaceuticals, Inc.*	120	896
Merrimack Pharmaceuticals, Inc.*	132	888
Landauer, Inc.	18	870
MiMedx Group, Inc.*	120	847
Orexigen Therapeutics, Inc.*	140	819
Array BioPharma, Inc.*	175	795
Merit Medical Systems, Inc.*	68	758
Raptor Pharmaceutical Corp.*	79	739
Lexicon Pharmaceuticals, Inc.*	334	725
Sequenom, Inc.*	172	724
MAKO Surgical Corp.*	60	723
Tornier N.V.*	41	718
Antares Pharma, Inc.*	171	711
Hi-Tech Pharmacal Company, Inc.	21	697
Invacare Corp.	48	689
Triple-S Management Corp. — Class B*	32	687
HealthStream, Inc.*	27	684
Cynosure, Inc. — Class A*	26	675
Spectrum Pharmaceuticals, Inc.	88	656
TESARO, Inc.*	20	655
Fluidigm Corp.*	37	646
Corvel Corp.*	22	644
Cadence Pharmaceuticals, Inc.*	94	641
Cambrex Corp.*	45	629
Natus Medical, Inc.*	46	628
PharMerica Corp.*	45	624
AMAG Pharmaceuticals, Inc.*	28	623
Cardiovascular Systems, Inc.*	29	615
Accuray, Inc.*	106	608
US Physical Therapy, Inc.	22	608
Staar Surgical Co.*	58	589
Sangamo Biosciences, Inc.*	75	586
Astex Pharmaceuticals*	142	584
Providence Service Corp.*	20	582
Endocyte, Inc.*	44	578
Immunomedics, Inc.*	105	571
Dyax Corp.*	159	550
Select Medical Holdings Corp.	67	549
Universal American Corp.	61	542
KYTHERA Biopharmaceuticals, Inc.*	20	541
Emergent Biosolutions, Inc.*	37	534
Amedisys, Inc.*	45	523
Idenix Pharmaceuticals, Inc.*	144	520
Synergy Pharmaceuticals, Inc.*	120	518
NewLink Genetics Corp.*	26	513
Symmetry Medical, Inc.*	59	497
Insmed, Inc.*	40	478
Gentiva Health Services, Inc.*	48	478
Navidea Biopharmaceuticals, Inc.*	174	465
Cytokinetics, Inc.*	40	463
Depomed, Inc.*	82	460
ChemoCentryx, Inc.*	32	452
Affymetrix, Inc.*	101	448
Intercept Pharmaceuticals, Inc.*	10	448
Repros Therapeutics, Inc.*	24	443
Sagent Pharmaceuticals, Inc.*	21	441
Trius Therapeutics, Inc.*	54	438
Cerus Corp.*	99	438
Unilife Corp.*,1	137	434
LHC Group, Inc.*	22	431
TearLab Corp.*	40	425
Rigel Pharmaceuticals, Inc.*	126	421
PhotoMedex, Inc.*	26	414
GenMark Diagnostics, Inc.*	40	414
Novavax, Inc.*	201	412
Vocera Communications, Inc.*	28	412
Furiex Pharmaceuticals, Inc.*	12	409
SciClone Pharmaceuticals, Inc.*	80	397
AngioDynamics, Inc.*	35	395
Curis, Inc.*	118	376
Anika Therapeutics, Inc.*	22	374
TherapeuticsMD, Inc.*	120	364
Repligen Corp.*	44	363
Merge Healthcare, Inc.*	100	360
Chindex International, Inc.*	22	357
Albany Molecular Research, Inc.*	30	356
XOMA Corp.*	95	345
Vical, Inc.*	110	344
Threshold Pharmaceuticals, Inc.*	65	342
SurModics, Inc.*	17	340
Vanda Pharmaceuticals, Inc.*	42	339
Progenics Pharmaceuticals, Inc.*	76	339
Exactech, Inc.*	17	336
Five Star Quality Care, Inc.*	59	331
Utah Medical Products, Inc.	6	326

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Synta Pharmaceuticals Corp.*	64	$319
Verastem, Inc.*	23	319
Coronado Biosciences, Inc.*	37	318
OraSure Technologies, Inc.*	82	318
RTI Biologics, Inc.*	84	316
Assisted Living Concepts, Inc. — Class A	26	311
AtriCure, Inc.*	32	304
XenoPort, Inc.*	60	297
Rochester Medical Corp.*	20	295
Vascular Solutions, Inc.*	20	294
Dynavax Technologies Corp.*	265	292
Almost Family, Inc.	15	285
Geron Corp.*	190	285
Epizyme, Inc.*	10	281
AcelRx Pharmaceuticals, Inc.*	30	278
National Research Corp. — Class A*	15	270
Derma Sciences, Inc.*	20	267
Galena Biopharma, Inc.*	120	266
OncoGenex Pharmaceutical, Inc.*	27	265
Osiris Therapeutics, Inc.*	26	262
Sunesis Pharmaceuticals, Inc.*	50	261
Prothena Corporation plc*	20	258
Peregrine Pharmaceuticals, Inc.*	200	258
GTx, Inc.*	38	251
Ampio Pharmaceuticals, Inc.*	43	248
Portola Pharmaceuticals, Inc.*	10	246
CryoLife, Inc.	39	244
Chimerix, Inc.*	10	242
Solta Medical, Inc.*	106	242
Stemline Therapeutics, Inc.*	10	238
Lannett Company, Inc.*	20	238
Omeros Corp.*	46	232
Chelsea Therapeutics International Ltd.*	100	230
Anacor Pharmaceuticals, Inc.*	41	229
Biotime, Inc.*	56	222
Cytori Therapeutics, Inc.*	96	221
Hyperion Therapeutics, Inc.*	10	220
Atrion Corp.	1	219
ZIOPHARM Oncology, Inc.*	102	214
Greenway Medical Technologies*	17	210
Arqule, Inc.*	89	206
AVEO Pharmaceuticals, Inc.*	81	203
Cross Country Healthcare, Inc.*	39	201
Horizon Pharma, Inc.*	81	199
NeoGenomics, Inc.*	50	199
Receptos, Inc.*	10	199
Addus HomeCare Corp.*	10	197
Rockwell Medical, Inc.*	54	195
Zeltiq Aesthetics, Inc.*	30	192
Pozen, Inc.*	38	190
Zogenix, Inc.*	110	188
Nanosphere, Inc.*	60	184
Fibrocell Science, Inc.*	30	184
Alphatec Holdings, Inc.*	88	180
Skilled Healthcare Group, Inc. — Class A*	27	180
Biolase, Inc.*	50	179
Cell Therapeutics, Inc.*	170	179
Enanta Pharmaceuticals, Inc.*	10	177
Cutera, Inc.*	20	176
Harvard Bioscience, Inc.*	37	175
BioDelivery Sciences International, Inc.*	43	175
Pacific Biosciences of California, Inc.*	69	174
Targacept, Inc.*	40	171
Accelerate Diagnostics, Inc.*	20	162
SIGA Technologies, Inc.*	57	162
Regulus Therapeutics, Inc.*	16	157
Cempra, Inc.*	20	157
Alliance HealthCare Services, Inc.*	10	156
Medical Action Industries, Inc.*	20	154
Sucampo Pharmaceuticals, Inc. — Class A*	23	151
Alimera Sciences, Inc.*	30	146
Durata Therapeutics, Inc.*	20	144
Tetraphase Pharmaceuticals, Inc.*	20	141
Insys Therapeutics, Inc.*	10	138
OvaScience, Inc.*	10	137
Omthera Pharmaceuticals, Inc.*	10	133
Corcept Therapeutics, Inc.*	76	131
Cornerstone Therapeutics, Inc.*	16	128
TG Therapeutics, Inc.*	20	128
Supernus Pharmaceuticals, Inc.*	19	122
Enzon Pharmaceuticals, Inc.	59	118
Amicus Therapeutics, Inc.*	46	107
Pernix Therapeutics Holdings*	29	105
MEI Pharma, Inc.*	10	71
KaloBios Pharmaceuticals, Inc.*	10	57
Total Health Care		257,948
Energy - 4.0%
Lufkin Industries, Inc.	53	4,688
Rosetta Resources, Inc.*	90	3,828
Bristow Group, Inc.	57	3,722
Helix Energy Solutions Group, Inc.*	155	3,570
Kodiak Oil & Gas Corp.*	389	3,459
Berry Petroleum Co. — Class A	77	3,259
SemGroup Corp. — Class A	58	3,124
Hornbeck Offshore Services, Inc.*	55	2,943
Targa Resources Corp.	44	2,831
Energy XXI Bermuda Ltd.	116	2,573
SEACOR Holdings, Inc.	30	2,492
Exterran Holdings, Inc.*	86	2,418
PDC Energy, Inc.*	44	2,265
Western Refining, Inc.	80	2,245
Scorpio Tankers, Inc.	238	2,137
CARBO Ceramics, Inc.	30	2,023
Forum Energy Technologies, Inc.*	60	1,826
Carrizo Oil & Gas, Inc.*	64	1,813
Gulfmark Offshore, Inc. — Class A	39	1,759
Halcon Resources Corp.*	305	1,729
Alpha Natural Resources, Inc.*	320	1,676
Hercules Offshore, Inc.*	234	1,648
Stone Energy Corp.*	72	1,586
Delek US Holdings, Inc.	54	1,553
EXCO Resources, Inc.	200	1,528
Geospace Technologies Corp.*	22	1,520

78 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cloud Peak Energy, Inc.*	91	$1,500
Bonanza Creek Energy, Inc.*	42	1,489
Newpark Resources, Inc.*	129	1,418
Bill Barrett Corp.*	70	1,415
Crosstex Energy, Inc.	71	1,403
Clean Energy Fuels Corp.*	104	1,373
Key Energy Services, Inc.*	228	1,357
Northern Oil and Gas, Inc.*	94	1,254
Approach Resources, Inc.*	51	1,253
C&J Energy Services, Inc.*	63	1,220
EPL Oil & Gas, Inc.*	41	1,204
Arch Coal, Inc.	311	1,176
ION Geophysical Corp.*	195	1,174
TETRA Technologies, Inc.*	114	1,170
Rex Energy Corp.*	62	1,090
Comstock Resources, Inc.	69	1,085
Ship Finance International Ltd.	73	1,083
Sanchez Energy Corp.*	44	1,010
Diamondback Energy, Inc.*	30	1,000
Magnum Hunter Resources Corp.*	253	923
Parker Drilling Co.*	179	891
Matador Resources Co.*	74	887
Solazyme, Inc.*	75	879
Swift Energy Co.*	68	815
Resolute Energy Corp.*	102	814
Contango Oil & Gas Co.	24	810
PHI, Inc.*	23	789
Era Group, Inc.*	30	785
W&T Offshore, Inc.	54	772
Nordic American Tankers Ltd.	100	757
Forest Oil Corp.*	180	736
Rentech, Inc.	336	706
Nuverra Environmental Solutions, Inc.*,1	211	612
Pioneer Energy Services Corp.*	91	602
Vantage Drilling Co.*	295	602
Tesco Corp.*	45	596
RigNet, Inc.*	22	561
Dawson Geophysical Co.*	15	553
Matrix Service Co.*	35	545
Basic Energy Services, Inc.*	45	544
Natural Gas Services Group, Inc.*	23	540
Renewable Energy Group, Inc.*	36	512
GasLog Ltd.	40	512
Vaalco Energy, Inc.*	87	498
Green Plains Renewable Energy, Inc.*	37	493
Clayton Williams Energy, Inc.*	11	479
Synergy Resources Corp.*	65	476
Goodrich Petroleum Corp.*	36	461
Triangle Petroleum Corp.*	65	456
Alon USA Energy, Inc.	30	434
Mitcham Industries, Inc.*	24	403
Willbros Group, Inc.*	64	393
Penn Virginia Corp.	79	371
KiOR, Inc. — Class A*	65	371
Panhandle Oil and Gas, Inc. — Class A	13	371
Emerald Oil, Inc.*	54	370
PetroQuest Energy, Inc.*	85	337
Gulf Island Fabrication, Inc.	17	326
Quicksilver Resources, Inc.*	184	309
BPZ Resources, Inc.*	170	304
REX American Resources Corp.*	10	288
Warren Resources, Inc.*	111	283
Midstates Petroleum Company, Inc.*	52	281
Endeavour International Corp.*	73	280
Adams Resources & Energy, Inc.	4	276
Bolt Technology Corp.	16	273
Cal Dive International, Inc.*	141	265
Gastar Exploration Ltd.*	96	256
Abraxas Petroleum Corp.*	121	254
FX Energy, Inc.*	78	250
Knightsbridge Tankers Ltd.	34	250
Teekay Tankers Ltd. — Class A	95	250
Westmoreland Coal Co.*	22	247
Ur-Energy, Inc.*	180	241
Uranium Energy Corp.*	128	229
Evolution Petroleum Corp.*	21	229
Callon Petroleum Co.*	63	212
Equal Energy Ltd.	50	202
Apco Oil and Gas International, Inc.*	17	196
Isramco, Inc.*	2	186
Global Geophysical Services, Inc.*	39	184
Miller Energy Resources, Inc.*	46	184
TGC Industries, Inc.	18	148
L&L Energy, Inc.*	40	143
Frontline Ltd.*	73	129
Hallador Energy Co.	14	113
Amyris, Inc.*	38	110
Crimson Exploration, Inc.*	30	85
ZaZa Energy Corp.*	54	65
Total Energy		117,593
MATERIALS - 3.5%
Axiall Corp.	104	4,429
PolyOne Corp.	143	3,543
Louisiana-Pacific Corp.*	207	3,062
Sensient Technologies Corp.	72	2,913
Chemtura Corp.*	141	2,862
Olin Corp.	118	2,822
HB Fuller Co.	71	2,685
KapStone Paper and Packaging Corp.	65	2,612
Commercial Metals Co.	170	2,510
Graphic Packaging Holding Co.*	313	2,422
Worthington Industries, Inc.	76	2,410
Schweitzer-Mauduit International, Inc.	48	2,394
Buckeye Technologies, Inc.	62	2,296
Minerals Technologies, Inc.	54	2,232
Kaiser Aluminum Corp.	33	2,044
Balchem Corp.	45	2,014
Coeur Mining, Inc.*	147	1,955
Texas Industries, Inc.*	30	1,955
Stillwater Mining Co.*	177	1,901
Berry Plastics Group, Inc.*	80	1,766
Innophos Holdings, Inc.	36	1,698
PH Glatfelter Co.	66	1,657
Intrepid Potash, Inc.	80	1,524
Quaker Chemical Corp.	24	1,488

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Hecla Mining Co.	494	$1,472
Clearwater Paper Corp.*	31	1,459
OM Group, Inc.*	47	1,453
Stepan Co.	25	1,390
SunCoke Energy, Inc.*	99	1,388
Calgon Carbon Corp.*	80	1,334
Boise, Inc.	153	1,307
Resolute Forest Products, Inc.*	99	1,304
Innospec, Inc.	32	1,286
RTI International Metals, Inc.*	46	1,274
Flotek Industries, Inc.*	68	1,220
Deltic Timber Corp.	21	1,214
A. Schulman, Inc.	44	1,180
AMCOL International Corp.	37	1,173
Molycorp, Inc.*	180	1,116
Haynes International, Inc.	23	1,101
Globe Specialty Metals, Inc.	100	1,087
Koppers Holdings, Inc.	28	1,069
Kraton Performance Polymers, Inc.*	49	1,039
LSB Industries, Inc.*	33	1,004
Schnitzer Steel Industries, Inc. — Class A	42	982
Allied Nevada Gold Corp.*	150	972
American Vanguard Corp.	40	937
Walter Energy, Inc.	90	936
Headwaters, Inc.*	105	928
Horsehead Holding Corp.*	70	897
Wausau Paper Corp.	76	866
Tredegar Corp.	32	822
ADA-ES, Inc.*	19	800
Materion Corp.	28	759
US Silica Holdings, Inc.	35	727
Ferro Corp.*	104	723
Century Aluminum Co.*	75	696
Hawkins, Inc.	17	670
Myers Industries, Inc.	42	630
AK Steel Holding Corp.	200	608
Neenah Paper, Inc.	19	604
AEP Industries, Inc.*	8	595
OMNOVA Solutions, Inc.*	74	593
Zoltek Companies, Inc.*	41	529
Boise Cascade Co.*	20	508
Zep, Inc.	32	507
Landec Corp.*	36	476
AM Castle & Co.*	30	473
FutureFuel Corp.	31	439
Olympic Steel, Inc.	17	417
Taminco Corp.*	20	408
Gold Resource Corp.	46	401
Universal Stainless & Alloy Products, Inc.*	13	383
US Concrete, Inc.*	20	328
KMG Chemicals, Inc.	15	317
American Pacific Corp.*	10	284
Chase Corp.	12	268
Paramount Gold and Silver Corp.*	205	244
Arabian American Development Co.*	27	235
United States Lime & Minerals, Inc.*	4	209
UFP Technologies, Inc.*	10	196
Handy & Harman Ltd.*	10	179
Noranda Aluminum Holding Corp.	52	168
General Moly, Inc.*	86	161
Midway Gold Corp.*	167	157
Penford Corp.*	10	134
GSE Holding, Inc.*	15	87
Total Materials		104,317
CONSUMER STAPLES – 2.8%
United Natural Foods, Inc.*	71	3,833
Hain Celestial Group, Inc.*	59	3,834
TreeHouse Foods, Inc.*	57	3,737
Casey’s General Stores, Inc.	61	3,671
Harris Teeter Supermarkets, Inc.	78	3,655
Darling International, Inc.*	178	3,321
Rite Aid Corp.*	1,076	3,077
PriceSmart, Inc.	32	2,804
B&G Foods, Inc. — Class A	77	2,622
Boston Beer Company, Inc. — Class A*	15	2,559
Post Holdings, Inc.*	50	2,183
Prestige Brands Holdings, Inc.*	74	2,156
Sanderson Farms, Inc.	30	1,993
Snyders-Lance, Inc.	69	1,960
Lancaster Colony Corp.	24	1,872
SUPERVALU, Inc.	294	1,829
Universal Corp.	31	1,794
Spectrum Brands Holdings, Inc.	30	1,705
Fresh Del Monte Produce, Inc.	60	1,673
Elizabeth Arden, Inc.*	37	1,668
WD-40 Co.	28	1,525
Vector Group Ltd.	87	1,411
J&J Snack Foods Corp.	18	1,400
Pilgrim’s Pride Corp.*	92	1,374
Andersons, Inc.	24	1,277
Cal-Maine Foods, Inc.	27	1,256
Susser Holdings Corp.*	23	1,101
Boulder Brands, Inc.*	90	1,085
Dole Food Company, Inc.*	80	1,020
Weis Markets, Inc.	20	901
Annie’s, Inc.*	20	855
Tootsie Roll Industries, Inc.	26	826
USANA Health Sciences, Inc.*	11	796
Chiquita Brands International, Inc.*	71	775
Diamond Foods, Inc.*	36	747
Inter Parfums, Inc.	26	742
Spartan Stores, Inc.	37	682
Medifast, Inc.*	25	644
Calavo Growers, Inc.	23	625
Ingles Markets, Inc. — Class A	23	581
Coca-Cola Bottling Company Consolidated	9	550
Nash Finch Co.	23	506
Alliance One International, Inc.*	128	486
Fairway Group Holdings Corp.*	20	483
Revlon, Inc. — Class A*	21	463
Seneca Foods Corp. — Class A*	15	460
Central Garden and Pet Co. — Class A*	64	442
Chefs’ Warehouse, Inc.*	24	413
Natural Grocers by Vitamin Cottage, Inc.*	13	403
Pantry, Inc.*	33	402

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Village Super Market, Inc. — Class A	12	$397
Lifevantage Corp.*	170	394
Harbinger Group, Inc.*	51	385
National Beverage Corp.	21	367
Limoneira Co.	17	352
Star Scientific, Inc.*,1	246	342
Nutraceutical International Corp.	16	327
Nature’s Sunshine Products, Inc.	20	327
Female Health Co.	32	316
Roundy’s, Inc.	37	308
John B Sanfilippo & Son, Inc.	15	302
Orchids Paper Products Co.	10	263
Oil-Dri Corporation of America	9	247
Omega Protein Corp.*	27	242
Inventure Foods, Inc.*	26	217
Alico, Inc.	5	201
Craft Brew Alliance, Inc.*	19	157
Farmer Bros Co.*	11	155
Griffin Land & Nurseries, Inc.	5	143
Lifeway Foods, Inc.	8	139
Synutra International, Inc.*	22	112
Arden Group, Inc. — Class A	1	110
Total Consumer Staples		81,980
Utilities - 2.3%
Cleco Corp.	91	4,224
Piedmont Natural Gas Company, Inc.	109	3,678
IDACORP, Inc.	72	3,439
Dynegy, Inc.*	150	3,383
Portland General Electric Co.	110	3,365
WGL Holdings, Inc.	75	3,242
ALLETE, Inc.	62	3,091
Southwest Gas Corp.	65	3,041
Black Hills Corp.	62	3,022
UNS Energy Corp.	66	2,952
UIL Holdings Corp.	73	2,792
South Jersey Industries, Inc.	48	2,756
PNM Resources, Inc.	116	2,574
Avista Corp.	90	2,432
NorthWestern Corp.	60	2,394
Laclede Group, Inc.	52	2,374
New Jersey Resources Corp.	57	2,367
El Paso Electric Co.	64	2,260
MGE Energy, Inc.	31	1,698
Otter Tail Corp.	57	1,619
Northwest Natural Gas Co.	38	1,614
California Water Service Group	68	1,326
Empire District Electric Co.	59	1,316
American States Water Co.	24	1,288
Chesapeake Utilities Corp.	18	927
Ormat Technologies, Inc.	31	729
Unitil Corp.	25	722
Atlantic Power Corp.	178	701
SJW Corp.	19	498
Connecticut Water Service, Inc.	17	488
York Water Co.	24	457
Middlesex Water Co.	19	378
Artesian Resources Corp. — Class A	14	312
Consolidated Water Company Ltd.	27	309
Delta Natural Gas Company, Inc.	11	234
Genie Energy Ltd. — Class B	24	220
Pure Cycle Corp.*	30	168
Total Utilities		68,390
TELECOMMUNICATION SERVICES - 0.6%
Cogent Communications Group, Inc.	65	1,829
NII Holdings, Inc.*	250	1,668
Consolidated Communications Holdings, Inc.	64	1,115
Cincinnati Bell, Inc.*	305	933
8x8, Inc.*	108	889
Atlantic Tele-Network, Inc.	17	844
Premiere Global Services, Inc.*	69	833
Iridium Communications, Inc.*	96	745
inContact, Inc.*	78	641
Vonage Holdings Corp.*	226	640
Shenandoah Telecommunications Co.	34	567
Leap Wireless International, Inc.*	80	538
IDT Corp. — Class B	28	523
Lumos Networks Corp.	28	479
Hawaiian Telcom Holdco, Inc.*	19	478
magicJack VocalTec Ltd.*	30	426
USA Mobility, Inc.	28	380
General Communication, Inc. — Class A*	48	376
Cbeyond, Inc.*	38	298
NTELOS Holdings Corp.	18	296
Neutral Tandem, Inc.	51	293
Primus Telecommunications Group, Inc.	23	275
HickoryTech Corp.	25	266
Towerstream Corp.*	101	258
ORBCOMM, Inc.*	57	256
Fairpoint Communications, Inc.*	27	225
Boingo Wireless, Inc.*	23	143
Total Telecommunication Services		16,214
Total Common Stocks
(Cost $1,380,700)		2,117,939
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 10/14/13	6	—
Total Warrants
(Cost $–)		—
RIGHTS†† - 0.0%
Federal-Mogul Corp.
Expires 06/27/13	33	—
Total Rights
(Cost $–)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 19.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	$382,226	$382,226
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	63,641	63,641
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	62,046	62,046
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	62,046	62,046
Total Repurchase Agreements
(Cost $569,959)		569,959
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	2,281	2,281
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	267	267
Total Securities Lending Collateral
(Cost $2,548)		2,548
Total Investments - 91.5%
(Cost $1,953,207)		$2,690,446
Other Assets & Liabilities, net - 8.5%		249,962
Total Net Assets - 100.0%		$2,940,408

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Russell 2000
Index Mini Futures Contracts
(Aggregate Value of
Contracts $1,357,020)	14	$(7,449)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2013 Russell 2000 Index Swap,
Terminating 07/29/13[5]
(Notional Value $522,849)	535	$7,390
Credit Suisse Capital, LLC
July 2013 Russell 2000 Index Swap,
Terminating 07/31/13[5]
(Notional Value $1,075,895)	1,101	(1,668)
Barclays Bank plc
July 2013 Russell 2000 Index Swap,
Terminating 07/31/13[5]
(Notional Value $745,702)	763	(1,852)
(Total Notional Value
$2,344,446)		$3,870

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company REIT — Real Estate Investment Trust

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $2,465 of securities loaned
(cost $1,380,700)	$2,117,939
Repurchase agreements, at value
(cost $572,507)	572,507
Total investments
(cost $1,953,207)	2,690,446
Foreign currency, at value
(cost $7)	7
Segregated cash with broker	67,200
Unrealized appreciation on swap agreements	7,390
Receivable for swap settlement	5,282
Cash	77
Receivables:
Securities sold	457,014
Fund shares sold	75,881
Dividends	3,328
Interest	11
Total assets	3,306,636
Liabilities:
Unrealized depreciation on swap agreements	3,520
Payable for:
Fund shares redeemed	338,184
Variation margin	10,080
Management fees	2,675
Upon return of securities loaned	2,548
Transfer agent and administrative fees	743
Investor service fees	743
Portfolio accounting fees	297
Miscellaneous	7,438
Total liabilities	366,228
Net assets	$2,940,408
Net assets consist of:
Paid in capital	$2,425,448
Accumulated net investment loss	(21,018)
Accumulated net realized loss on investments	(197,682)
Net unrealized appreciation on investments	733,660
Net assets	$2,940,408
Capital shares outstanding	15,819
Net asset value per share	$185.88

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $23)	$21,121
Interest	427
Income from securities lending, net	233
Total investment income	21,781

Expenses:
Management fees	21,843
Transfer agent and administrative fees	6,067
Investor service fees	6,067
Portfolio accounting fees	2,427
Professional fees	3,358
Custodian fees	275
Trustees’ fees*	169
Line of credit fees	6
Miscellaneous	2,523
Total expenses	42,735
Net investment loss	(20,954)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	242,518
Swap agreements	802,106
Futures contracts	(18,780)
Foreign currency	(1)
Net realized gain	1,025,843
Net change in unrealized appreciation
(depreciation) on:
Investments	146,921
Swap agreements	(56,551)
Futures contracts	(8,733)
Net change in unrealized appreciation
(depreciation)	81,637
Net realized and unrealized gain	1,107,480
Net increase in net assets resulting
from operations	$1,086,526

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(20,954)	$(36,250)
Net realized gain on investments	1,025,843	841,991
Net change in unrealized appreciation (depreciation) on investments	81,637	458,892
Net increase in net assets resulting from operations	1,086,526	1,264,633

Capital share transactions:
Proceeds from sale of shares	10,366,909	39,304,465
Cost of shares redeemed	(11,668,535)	(43,991,735)
Net decrease from capital share transactions	(1,301,626)	(4,687,270)
Net decrease in net assets	(215,100)	(3,422,637)

Net assets:
Beginning of period	3,155,508	6,578,145
End of period	$2,940,408	$3,155,508
Accumulated net investment loss at end of period	$(21,018)	$(64)

Capital share activity:
Shares sold	62,252	307,650
Shares redeemed	(68,733)	(345,408)
Net decrease in shares	(6,481)	(37,758)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$141.50	$109.53	$148.42	$100.07	$73.67	$224.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.73)	(.96)	(2.04)	(1.25)	(.67)	.10
Net gain (loss) on investments
(realized and unrealized)	45.11	32.93	(26.77)	49.60	27.08	(148.93)
Total from investment operations	44.38	31.97	(28.81)	48.35	26.41	(148.83)
Less distributions from:
Net investment income	—	—	—	—	(.01)	(1.80)
Net realized gains	—	—	(10.08)	—	—	—
Total distributions	—	—	(10.08)	—	(.01)	(1.80)
Net asset value, end of period	$185.88	$141.50	$109.53	$148.42	$100.07	$73.67

Total Return[c]	31.37%	29.19%	(19.38%)	48.30%	35.85%	(66.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,940	$3,156	$6,578	$5,074	$3,651	$3,421
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.76%)	(1.50%)	(1.11%)	(0.97%)	0.06%
Total expenses	1.76%	1.77%	1.82%	1.74%	1.75%	1.68%
Portfolio turnover rate	56%	325%	15%	100%	493%	347%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)	June 30, 2013

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
CoStar Group, Inc.	0.2%
CommVault Systems, Inc.	0.2%
FirstMerit Corp.	0.2%
Middleby Corp.	0.2%
Ultimate Software Group, Inc.	0.2%
Acuity Brands, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%
athenahealth, Inc.	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Lufkin Industries, Inc.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 84.1%

FINANCIALS - 19.8%
FirstMerit Corp.	1,522	$30,485
Prosperity Bancshares, Inc.	548	28,380
Highwoods Properties, Inc.	755	26,887
CNO Financial Group, Inc.	2,037	26,399
RLJ Lodging Trust	1,131	25,435
Portfolio Recovery Associates, Inc.*	159	24,427
Prospect Capital Corp.	2,226	24,041
Hancock Holding Co.	780	23,455
Chambers Street Properties	2,280	22,801
Geo Group, Inc.	652	22,135
Susquehanna Bancshares, Inc.	1,705	21,909
First American Financial Corp.	994	21,908
EPR Properties	435	21,867
LaSalle Hotel Properties	873	21,563
American Realty Capital Properties, Inc.	1,410	21,517
Webster Financial Corp.	825	21,186
Healthcare Realty Trust, Inc.	828	21,114
Stifel Financial Corp.*	581	20,725
Financial Engines, Inc.	452	20,607
Invesco Mortgage Capital, Inc.	1,243	20,585
Medical Properties Trust, Inc.	1,374	19,676
Colonial Properties Trust	812	19,585
CubeSmart	1,225	19,576
Primerica, Inc.	518	19,394
DCT Industrial Trust, Inc.	2,660	19,019
Sovran Self Storage, Inc.	287	18,595
Radian Group, Inc.	1,585	18,417
Lexington Realty Trust	1,549	18,092
MGIC Investment Corp.*	2,971	18,034
Sunstone Hotel Investors, Inc.*	1,487	17,963
DiamondRock Hospitality Co.	1,794	16,720
Platinum Underwriters Holdings Ltd.	290	16,595
NorthStar Realty Finance Corp.	1,819	16,554
Capitol Federal Financial, Inc.	1,360	16,510
UMB Financial Corp.	296	16,478
Texas Capital Bancshares, Inc.*	370	16,413
Washington Real Estate Investment Trust	607	16,334
Sun Communities, Inc.	326	16,221
ARMOUR Residential REIT, Inc.	3,431	16,160
FNB Corp.	1,330	16,066
First Financial Bankshares, Inc.	288	16,030
Apollo Investment Corp.	2,063	15,968
MarketAxess Holdings, Inc.	341	15,942
Ryman Hospitality Properties	403	15,721
New Residential Investment Corp.	2,320	15,637
EastGroup Properties, Inc.	277	15,587
Alexander & Baldwin, Inc.*	390	15,503
Umpqua Holdings Corp.	1,028	15,430
BancorpSouth, Inc.	870	15,399
RLI Corp.	198	15,129
Trustmark Corp.	613	15,068
First Industrial Realty Trust, Inc.	988	14,988
Potlatch Corp.	367	14,841
Cathay General Bancorp	726	14,774
CYS Investments, Inc.	1,601	14,745
Strategic Hotels & Resorts, Inc.*	1,660	14,708
IBERIABANK Corp.	272	14,582
Glacier Bancorp, Inc.	655	14,534
Pebblebrook Hotel Trust	562	14,528
Glimcher Realty Trust	1,325	14,470
DuPont Fabros Technology, Inc.	571	13,790
National Health Investors, Inc.	227	13,588
MB Financial, Inc.	503	13,480
First Cash Financial Services, Inc.*	267	13,140
Wintrust Financial Corp.	337	12,900
Redwood Trust, Inc.	755	12,835
Old National Bancorp	924	12,779
Government Properties Income Trust	502	12,660
PrivateBancorp, Inc. — Class A	593	12,578
Acadia Realty Trust	506	12,493
Equity One, Inc.	551	12,469
Home Loan Servicing Solutions Ltd.	518	12,416
LTC Properties, Inc.	317	12,379
PS Business Parks, Inc.	171	12,341
Bank of the Ozarks, Inc.	284	12,306
United Bankshares, Inc.[1]	464	12,273
EverBank Financial Corp.	737	12,205
Symetra Financial Corp.	749	11,977
Cash America International, Inc.	262	11,912
Greenhill & Company, Inc.	259	11,847
Pennsylvania Real Estate Investment Trust	625	11,800
Selective Insurance Group, Inc.	510	11,740
Colony Financial, Inc.	590	11,735
Janus Capital Group, Inc.	1,370	11,659
Northwest Bancshares, Inc.	857	11,578
Fifth Street Finance Corp.	1,105	11,547
Evercore Partners, Inc. — Class A	290	11,391
PennyMac Mortgage Investment Trust	540	11,367
Westamerica Bancorporation	248	11,331
Walter Investment Management Corp.*	335	11,326
Community Bank System, Inc.	363	11,199
Columbia Banking System, Inc.	470	11,191
International Bancshares Corp.	491	11,087
Enstar Group Ltd.*	82	10,904
Franklin Street Properties Corp.	826	10,903
National Penn Bancshares, Inc.	1,073	10,902
Tower Group International Ltd.	522	10,706
Montpelier Re Holdings Ltd.	428	10,704
Education Realty Trust, Inc.	1,046	10,700
PHH Corp.*	524	10,679
Western Alliance Bancorporation*	674	10,669
Home BancShares, Inc.	409	10,622
WisdomTree Investments, Inc.*	918	10,621
Argo Group International Holdings Ltd.	250	10,598
PacWest Bancorp	345	10,574
Capstead Mortgage Corp.	873	10,563
Hersha Hospitality Trust — Class A	1,852	10,445
BBCN Bancorp, Inc.	727	10,338
Cousins Properties, Inc.	983	9,928
CVB Financial Corp.	840	9,878
Ambac Financial Group, Inc.*	410	9,770
American Capital Mortgage Investment Corp.	540	9,704

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

First Midwest Bancorp, Inc.	692	$9,494
National Bank Holdings Corp. — Class A	480	9,456
American Assets Trust, Inc.	306	9,443
Solar Capital Ltd.	407	9,397
Hilltop Holdings, Inc.*	573	9,397
Spirit Realty Capital, Inc.	530	9,392
Chesapeake Lodging Trust	449	9,335
Amtrust Financial Services, Inc.	259	9,246
National Financial Partners Corp.*	364	9,213
American Equity Investment Life Holding Co.	585	9,185
Investors Bancorp, Inc.	431	9,085
Virtus Investment Partners, Inc.*	51	8,990
Sabra Health Care REIT, Inc.	339	8,851
iStar Financial, Inc.*	780	8,806
Horace Mann Educators Corp.	360	8,776
Main Street Capital Corp.	315	8,722
Astoria Financial Corp.	809	8,721
Provident Financial Services, Inc.	547	8,632
Ramco-Gershenson Properties Trust	547	8,495
Retail Opportunity Investments Corp.	606	8,423
NBT Bancorp, Inc.	396	8,383
Hudson Pacific Properties, Inc.	392	8,342
Pinnacle Financial Partners, Inc.*	319	8,201
SCBT Financial Corp.	160	8,062
Kennedy-Wilson Holdings, Inc.	483	8,037
Inland Real Estate Corp.	779	7,961
Investors Real Estate Trust	920	7,912
First Financial Bancorp	530	7,897
Hercules Technology Growth Capital, Inc.	563	7,848
EZCORP, Inc. — Class A*	463	7,815
Boston Private Financial Holdings, Inc.	733	7,799
ViewPoint Financial Group, Inc.	369	7,679
Nelnet, Inc. — Class A	212	7,651
STAG Industrial, Inc.	383	7,641
OFG Bancorp	413	7,479
Associated Estates Realty Corp.	464	7,461
Anworth Mortgage Asset Corp.	1,328	7,437
Sterling Financial Corp.	309	7,348
Independent Bank Corp.	212	7,314
Resource Capital Corp.	1,160	7,134
World Acceptance Corp.*	82	7,129
Park National Corp.	102	7,017
First Potomac Realty Trust	534	6,974
Triangle Capital Corp.	253	6,960
Encore Capital Group, Inc.*	210	6,953
Employers Holdings, Inc.	283	6,919
CapLease, Inc.	814	6,870
BGC Partners, Inc. — Class A	1,161	6,838
Campus Crest Communities, Inc.	590	6,809
FelCor Lodging Trust, Inc.*	1,135	6,708
PennantPark Investment Corp.	606	6,696
Credit Acceptance Corp.*	63	6,618
Parkway Properties, Inc.	394	6,603
First Commonwealth Financial Corp.	894	6,589
Oritani Financial Corp.	420	6,586
Chemical Financial Corp.	253	6,575
Berkshire Hills Bancorp, Inc.	231	6,413
Greenlight Capital Re Ltd. — Class A*	259	6,353
Forestar Group, Inc.*	316	6,339
WesBanco, Inc.	239	6,317
BlackRock Kelso Capital Corp.	674	6,309
Northfield Bancorp, Inc.	530	6,212
Banner Corp.	182	6,150
Coresite Realty Corp.	193	6,139
Infinity Property & Casualty Corp.	102	6,096
Tompkins Financial Corp.	134	6,055
Banco Latinoamericano de Comercio Exterior S.A. — Class E	268	6,001
Cohen & Steers, Inc.	176	5,980
Summit Hotel Properties, Inc.	608	5,746
Renasant Corp.	233	5,671
Excel Trust, Inc.	442	5,662
Knight Capital Group, Inc. — Class A*	1,565	5,618
Alexander’s, Inc.	19	5,580
AMERISAFE, Inc.	172	5,571
Golub Capital BDC, Inc.	318	5,565
FXCM, Inc. — Class A	339	5,563
Brookline Bancorp, Inc.	638	5,538
Safety Insurance Group, Inc.	114	5,530
Ashford Hospitality Trust, Inc.	480	5,496
City Holding Co.	138	5,375
Apollo Commercial Real Estate Finance, Inc.	338	5,367
HFF, Inc. — Class A	302	5,367
S&T Bancorp, Inc.	272	5,331
Navigators Group, Inc.*	91	5,191
Stewart Information Services Corp.	198	5,186
Maiden Holdings Ltd.	460	5,161
Dynex Capital, Inc.	505	5,146
Piper Jaffray Cos.*	162	5,121
Netspend Holdings, Inc.*	320	5,110
Hanmi Financial Corp.*	289	5,107
BofI Holding, Inc.*	111	5,086
DFC Global Corp.*	367	5,068
Kite Realty Group Trust	835	5,035
RPX Corp.*	299	5,023
Sandy Spring Bancorp, Inc.	230	4,973
Getty Realty Corp.	236	4,873
United Community Banks, Inc.*	390	4,844
Apollo Residential Mortgage, Inc.	293	4,829
AG Mortgage Investment Trust, Inc.	256	4,815
RAIT Financial Trust	637	4,790
United Fire Group, Inc.	192	4,767
Investment Technology Group, Inc.*	338	4,725
TrustCo Bank Corp. NY	861	4,684
TICC Capital Corp.	484	4,656
First BanCorp*	656	4,644
Eagle Bancorp, Inc.*	207	4,639
Urstadt Biddle Properties, Inc. — Class A	230	4,639
Flushing Financial Corp.	282	4,639
Green Dot Corp. — Class A*	232	4,628
Universal Health Realty Income Trust	105	4,529
First Merchants Corp.	264	4,528
Bancorp, Inc.*	300	4,497
Select Income REIT	160	4,486

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Dime Community Bancshares, Inc.	291	$4,458
PICO Holdings, Inc.*	211	4,423
Community Trust Bancorp, Inc.	124	4,417
State Bank Financial Corp.	292	4,389
Capital Bank Financial Corp. — Class A*	230	4,368
Lakeland Financial Corp.	155	4,301
eHealth, Inc.*	182	4,135
StellarOne Corp.	210	4,127
Rouse Properties, Inc.	208	4,081
New Mountain Finance Corp.	288	4,078
Cardinal Financial Corp.	277	4,055
TCP Capital Corp.	241	4,042
Southside Bancshares, Inc.	167	3,988
New York Mortgage Trust, Inc.	585	3,960
ICG Group, Inc.*	345	3,933
Western Asset Mortgage Capital Corp.	224	3,911
Union First Market Bankshares Corp.	188	3,871
Arlington Asset Investment Corp. — Class A	144	3,851
Altisource Residential Corp.*	230	3,839
Simmons First National Corp. — Class A	146	3,809
Monmouth Real Estate Investment Corp. — Class A	384	3,790
Wilshire Bancorp, Inc.	566	3,747
Provident New York Bancorp	401	3,745
CyrusOne, Inc.	180	3,733
Ameris Bancorp*	221	3,724
THL Credit, Inc.	245	3,722
Capital Southwest Corp.	27	3,721
Meadowbrook Insurance Group, Inc.	460	3,694
Central Pacific Financial Corp.*	203	3,654
Washington Trust Bancorp, Inc.	128	3,651
WSFS Financial Corp.	69	3,615
National Western Life Insurance Co. — Class A	19	3,607
Heartland Financial USA, Inc.	131	3,601
Medley Capital Corp.	263	3,572
TowneBank	242	3,562
Tejon Ranch Co.*	122	3,476
Virginia Commerce Bancorp, Inc.*	248	3,462
Agree Realty Corp.	117	3,454
Cedar Realty Trust, Inc.	662	3,429
FBL Financial Group, Inc. — Class A	78	3,394
MCG Capital Corp.	648	3,376
Terreno Realty Corp.	180	3,335
First Interstate Bancsystem, Inc. — Class A	160	3,317
First Financial Holdings, Inc.	156	3,309
Rockville Financial, Inc.	252	3,296
HomeTrust Bancshares, Inc.*	194	3,290
Sterling Bancorp	283	3,288
NewStar Financial, Inc.*	242	3,223
Trico Bancshares	151	3,221
Winthrop Realty Trust	267	3,212
1st Source Corp.	133	3,160
Safeguard Scientifics, Inc.*	195	3,130
SY Bancorp, Inc.	126	3,091
BancFirst Corp.	66	3,072
First Financial Corp.	99	3,068
OneBeacon Insurance Group Ltd. — Class A	210	3,041
Univest Corporation of Pennsylvania	157	2,994
Saul Centers, Inc.	67	2,979
First Busey Corp.	659	2,966
Bryn Mawr Bank Corp.	123	2,943
KCAP Financial, Inc.	261	2,939
GAMCO Investors, Inc. — Class A	53	2,937
Customers Bancorp, Inc.*	180	2,925
AmREIT, Inc. — Class B	150	2,901
Lakeland Bancorp, Inc.	273	2,847
Chatham Lodging Trust	165	2,835
United Financial Bancorp, Inc.	184	2,788
MVC Capital, Inc.	221	2,782
Enterprise Financial Services Corp.	170	2,713
Walker & Dunlop, Inc.*	154	2,695
CoBiz Financial, Inc.	323	2,681
Westwood Holdings Group, Inc.	62	2,661
Taylor Capital Group, Inc.*	157	2,652
First Community Bancshares, Inc.	168	2,634
Federal Agricultural Mortgage Corp. — Class C	91	2,628
Hudson Valley Holding Corp.	154	2,615
HomeStreet, Inc.	121	2,595
First Bancorp	184	2,594
Cowen Group, Inc. — Class A*	892	2,587
PennyMac Financial Services, Inc. — Class A*	120	2,552
MainSource Financial Group, Inc.	190	2,552
Aviv REIT, Inc.	100	2,529
German American Bancorp, Inc.	112	2,522
Whitestone REIT — Class B	160	2,522
Flagstar Bancorp, Inc.*	180	2,513
Metro Bancorp, Inc.*	125	2,504
GFI Group, Inc.	634	2,479
American Safety Insurance Holdings Ltd.*	85	2,461
HCI Group, Inc.	80	2,458
Great Southern Bancorp, Inc.	91	2,453
Beneficial Mutual Bancorp, Inc.*	292	2,453
Gramercy Property Trust, Inc.*	542	2,439
Southwest Bancorp, Inc.*	184	2,429
Medallion Financial Corp.	174	2,420
State Auto Financial Corp.	132	2,398
Centerstate Banks, Inc.	276	2,396
Park Sterling Corp.*	405	2,394
Silver Bay Realty Trust Corp.	144	2,385
Camden National Corp.	67	2,376
Bank Mutual Corp.	420	2,369
Citizens, Inc.*	395	2,362
First of Long Island Corp.	70	2,323
One Liberty Properties, Inc.	104	2,284
Arrow Financial Corp.	92	2,277
Fidus Investment Corp.	121	2,264
Financial Institutions, Inc.	122	2,246
American Residential Properties, Inc.*	130	2,236

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

First Connecticut Bancorp, Inc.	160	$2,227
OmniAmerican Bancorp, Inc.*	101	2,225
Consolidated-Tomoka Land Co.	58	2,213
Phoenix Companies, Inc.*	51	2,193
National Bankshares, Inc.	61	2,167
International. FCStone, Inc.*	124	2,164
Gladstone Commercial Corp.	116	2,162
Manning & Napier, Inc. — Class A	120	2,131
Diamond Hill Investment Group, Inc.	25	2,126
Territorial Bancorp, Inc.	94	2,125
Citizens & Northern Corp.	109	2,106
Charter Financial Corp.	207	2,087
Ames National Corp.	88	2,003
Armada Hoffler Properties, Inc.	170	2,003
Peoples Bancorp, Inc.	95	2,003
Pacific Continental Corp.	168	1,982
Baldwin & Lyons, Inc. — Class B	81	1,967
Heritage Financial Corp.	134	1,963
Global Indemnity plc — Class A*	83	1,955
Washington Banking Co.	137	1,945
FBR & Co.*	77	1,945
Calamos Asset Management, Inc. — Class A	185	1,943
BNC Bancorp	170	1,941
First Defiance Financial Corp.	86	1,939
National Interstate Corp.	65	1,901
Republic Bancorp, Inc. — Class A	86	1,885
OceanFirst Financial Corp.	121	1,882
Bank of Marin Bancorp	47	1,880
Solar Senior Capital Ltd.	102	1,878
Universal Insurance Holdings, Inc.	264	1,869
CNB Financial Corp.	110	1,863
1st United Bancorp, Inc.	274	1,841
Yadkin Financial Corp.*	130	1,825
Fox Chase Bancorp, Inc.	107	1,819
Gladstone Investment Corp.	244	1,793
Bridge Bancorp, Inc.	79	1,778
JAVELIN Mortgage Investment Corp.	126	1,775
Stellus Capital Investment Corp.	114	1,716
Suffolk Bancorp*	105	1,716
Franklin Financial Corp.	95	1,711
Pacific Premier Bancorp, Inc.*	140	1,711
Preferred Bank/Los Angeles CA*	103	1,697
United Community Financial Corp.*	360	1,674
BankFinancial Corp.	196	1,666
Marlin Business Services Corp.	73	1,663
Oppenheimer Holdings, Inc. — Class A	87	1,656
MPG Office Trust, Inc.*	520	1,633
Home Federal Bancorp, Inc.	128	1,631
West Bancorporation, Inc.	138	1,622
C&F Financial Corp.	29	1,616
First Financial Northwest, Inc.	156	1,608
American National Bankshares, Inc.	69	1,604
Merchants Bancshares, Inc.	54	1,597
Gladstone Capital Corp.	195	1,593
Horizon Bancorp	78	1,592
Sierra Bancorp	107	1,584
Ladenburg Thalmann Financial Services, Inc.*	939	1,549
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	130	1,544
Bank of Kentucky Financial Corp.	54	1,536
Farmers Capital Bank Corp.*	70	1,518
Firsthand Technology Value Fund, Inc.*	75	1,490
Guaranty Bancorp	130	1,476
AV Homes, Inc.*	83	1,472
UMH Properties, Inc.	143	1,469
First Bancorp, Inc.	84	1,468
Thomas Properties Group, Inc.	277	1,468
Seacoast Banking Corporation of Florida*	667	1,467
SWS Group, Inc.*	265	1,444
MidWestOne Financial Group, Inc.	60	1,444
Penns Woods Bancorp, Inc.	34	1,423
CU Bancorp*	90	1,422
GSV Capital Corp.*	180	1,415
Meridian Interstate Bancorp, Inc.*	74	1,393
Mercantile Bank Corp.	77	1,384
Peapack Gladstone Financial Corp.	79	1,383
Northrim BanCorp, Inc.	57	1,379
NewBridge Bancorp*	230	1,378
MetroCorp Bancshares, Inc.	141	1,376
Nicholas Financial, Inc.	91	1,376
ESB Financial Corp.	113	1,371
Crawford & Co. — Class B	242	1,360
Heritage Commerce Corp.*	194	1,358
Bridge Capital Holdings*	85	1,348
Kearny Financial Corp.*	127	1,332
Center Bancorp, Inc.	104	1,320
Meta Financial Group, Inc.	50	1,314
First Pactrust Bancorp, Inc.	96	1,304
Capital City Bank Group, Inc.*	113	1,303
Regional Management Corp.*	52	1,300
Provident Financial Holdings, Inc.	81	1,286
Bar Harbor Bankshares	35	1,279
LCNB Corp.	57	1,275
PennantPark Floating Rate Capital Ltd.	90	1,273
First M&F Corp.	80	1,265
Kansas City Life Insurance Co.	33	1,263
Westfield Financial, Inc.	179	1,253
Sun Bancorp, Inc.*	367	1,244
First Security Group, Inc.*	570	1,237
NGP Capital Resources Co.	195	1,195
Enterprise Bancorp, Inc.	64	1,183
Consumer Portfolio Services, Inc.*	160	1,174
Roma Financial Corp.	64	1,162
Heritage Oaks Bancorp*	188	1,160
Hallmark Financial Services, Inc.*	125	1,143
MidSouth Bancorp, Inc.	73	1,134
Macatawa Bank Corp.*	220	1,109
Fidelity Southern Corp.*	89	1,101
Imperial Holdings, Inc.*	160	1,096
Horizon Technology Finance Corp.	79	1,085
Ellington Residential Mortgage REIT	60	1,071
Intervest Bancshares Corp. — Class A*	160	1,069

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Eastern Insurance Holdings, Inc.	57	$1,069
Home Bancorp, Inc.*	57	1,055
EMC Insurance Group, Inc.	40	1,050
Century Bancorp, Inc. — Class A	30	1,050
Chemung Financial Corp.	30	1,005
Doral Financial Corp.*	1,192	989
First Marblehead Corp.*	836	986
Tree.com, Inc.	57	977
First NBC Bank Holding Co.*	40	976
NASB Financial, Inc.*	37	968
WhiteHorse Finance, Inc.	60	945
JMP Group, Inc.	139	923
Independent Bank Group, Inc.*	30	912
Resource America, Inc. — Class A	107	910
ZAIS Financial Corp.	50	909
Donegal Group, Inc. — Class A	65	908
BBX Capital Corp. — Class A*	70	904
Clifton Savings Bancorp, Inc.	76	901
Middleburg Financial Corp.	47	898
ESSA Bancorp, Inc.	79	866
Investors Title Co.	12	851
Access National Corp.	64	831
Independence Holding Co.	70	827
Tristate Capital Holdings, Inc.*	60	825
Ares Commercial Real Estate Corp.	63	807
Garrison Capital, Inc.	50	771
CommunityOne Bancorp*	93	754
Hingham Institution for Savings	11	747
Pzena Investment Management, Inc. — Class A	103	672
Waterstone Financial, Inc.*	65	660
Gain Capital Holdings, Inc.	97	612
Palmetto Bancshares, Inc.*	40	520
CIFC Corp.*	66	498
Crescent Financial Bancshares, Inc.*	108	473
ConnectOne Bancorp, Inc.*	15	461
Health Insurance Innovations, Inc. — Class A*	40	421
Hampton Roads Bankshares, Inc.*	310	400
Fortegra Financial Corp.*	57	392
Cascade Bancorp*	54	335
California First National Bancorp	20	330
First Federal Bancshares of Arkansas, Inc.*	26	205
Total Financials		3,018,339
INFORMATION TECHNOLOGY - 14.6%
CoStar Group, Inc.*	262	33,816
CommVault Systems, Inc.*	430	32,633
Ultimate Software Group, Inc.*	254	29,793
WEX, Inc.*	352	26,999
PTC, Inc.*	1,095	26,861
ViaSat, Inc.*	358	25,582
FEI Co.	350	25,546
Aspen Technology, Inc.*	857	24,674
MAXIMUS, Inc.	311	23,163
QLIK Technologies, Inc.*	798	22,559
Semtech Corp.*	614	21,508
Tyler Technologies, Inc.*	288	19,742
Microsemi Corp.*	850	19,338
Anixter International, Inc.*	249	18,877
Ciena Corp.*	926	17,983
Cognex Corp.	393	17,772
j2 Global, Inc.	417	17,728
SS&C Technologies Holdings, Inc.*	532	17,503
SunEdison, Inc.*	2,125	17,360
ValueClick, Inc.*	702	17,325
Plantronics, Inc.	392	17,217
Verint Systems, Inc.*	481	17,061
Mentor Graphics Corp.	871	17,028
Convergys Corp.	967	16,855
ACI Worldwide, Inc.*	362	16,826
Cavium, Inc.*	473	16,730
Hittite Microwave Corp.*	288	16,704
InterDigital, Inc.	373	16,654
Cornerstone OnDemand, Inc.*	373	16,147
Guidewire Software, Inc.*	382	16,063
Aruba Networks, Inc.*	1,045	16,051
Sourcefire, Inc.*	285	15,832
ARRIS Group, Inc.*	1,068	15,326
Littelfuse, Inc.	205	15,296
Itron, Inc.*	360	15,276
Acxiom Corp.*	672	15,241
Fair Isaac Corp.	327	14,986
VistaPrint N.V.*	298	14,712
Euronet Worldwide, Inc.*	460	14,656
Cypress Semiconductor Corp.	1,350	14,486
Finisar Corp.*	854	14,475
Manhattan Associates, Inc.*	182	14,043
Dealertrack Technologies, Inc.*	394	13,959
RF Micro Devices, Inc.*	2,572	13,760
CACI International, Inc. — Class A*	214	13,587
Infoblox, Inc.*	463	13,547
OpenTable, Inc.*	211	13,493
Blackbaud, Inc.	413	13,451
ADTRAN, Inc.	543	13,363
International Rectifier Corp.*	633	13,255
ExactTarget, Inc.*	393	13,252
Sapient Corp.*	1,014	13,243
MKS Instruments, Inc.	488	12,951
TiVo, Inc.*	1,157	12,785
Veeco Instruments, Inc.*	355	12,574
Coherent, Inc.	225	12,391
Heartland Payment Systems, Inc.	331	12,330
Entegris, Inc.*	1,279	12,010
OSI Systems, Inc.*	186	11,982
Electronics for Imaging, Inc.*	420	11,882
PMC - Sierra, Inc.*	1,870	11,875
Progress Software Corp.*	506	11,643
Synaptics, Inc.*	297	11,452
Infinera Corp.*,1	1,062	11,332
Cardtronics, Inc.*	406	11,206
Take-Two Interactive Software, Inc.*	745	11,153
Sanmina Corp.*	760	10,905
Power Integrations, Inc.	266	10,789
NETGEAR, Inc.*	350	10,689

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Zillow, Inc. — Class A*	186	$10,472
Advent Software, Inc.*	298	10,448
TriQuint Semiconductor, Inc.*	1,491	10,333
Angie’s List, Inc.*	387	10,275
SYNNEX Corp.*	243	10,274
Universal Display Corp.*	365	10,260
Tessera Technologies, Inc.	486	10,109
Cirrus Logic, Inc.*	579	10,051
Benchmark Electronics, Inc.*	500	10,050
Fusion-io, Inc.*	700	9,968
Web.com Group, Inc.*	385	9,856
NIC, Inc.	592	9,786
Integrated Device Technology, Inc.*	1,203	9,552
Ixia*	514	9,458
WebMD Health Corp. — Class A*	320	9,398
Ultratech, Inc.*	255	9,364
Yelp, Inc. — Class A*	268	9,318
Plexus Corp.*	311	9,296
OmniVision Technologies, Inc.*	496	9,250
Intersil Corp. — Class A	1,162	9,087
Monotype Imaging Holdings, Inc.	347	8,817
ExlService Holdings, Inc.*	298	8,809
Unisys Corp.*	399	8,806
Rambus, Inc.*	1,025	8,805
Bottomline Technologies de, Inc.*	344	8,700
Syntel, Inc.	136	8,550
Diodes, Inc.*	327	8,492
MTS Systems Corp.	149	8,433
Imperva, Inc.*	185	8,332
Synchronoss Technologies, Inc.*	266	8,211
Monolithic Power Systems, Inc.	340	8,197
ScanSource, Inc.*	256	8,192
Liquidity Services, Inc.*	229	7,939
InvenSense, Inc. — Class A*	516	7,936
comScore, Inc.*	325	7,927
QLogic Corp.*	816	7,801
SunPower Corp. — Class A*	374	7,742
RealPage, Inc.*	422	7,739
NetScout Systems, Inc.*	329	7,679
VirnetX Holding Corp.*	382	7,636
SPS Commerce, Inc.*	138	7,590
Rogers Corp.*	151	7,145
Cabot Microelectronics Corp.*	215	7,097
BroadSoft, Inc.*	257	7,093
Cray, Inc.*	360	7,071
Interactive Intelligence Group, Inc.*	137	7,069
Insight Enterprises, Inc.*	394	6,990
ATMI, Inc.*	292	6,906
Blucora, Inc.*	372	6,897
Trulia, Inc.*	220	6,840
MicroStrategy, Inc. — Class A*	78	6,783
CSG Systems International, Inc.	309	6,705
Jive Software, Inc.*	365	6,632
Harmonic, Inc.*	1,039	6,598
Rofin-Sinar Technologies, Inc.*	259	6,459
Tellabs, Inc.	3,257	6,449
United Online, Inc.	846	6,413
Measurement Specialties, Inc.*	136	6,328
Demandware, Inc.*	149	6,319
PROS Holdings, Inc.*	208	6,230
Advanced Energy Industries, Inc.*	356	6,198
Bankrate, Inc.*	428	6,146
Comverse, Inc.*	206	6,131
Digital River, Inc.*	321	6,025
Sonus Networks, Inc.*	1,974	5,942
EVERTEC, Inc.*	270	5,932
Brooks Automation, Inc.	607	5,906
EarthLink, Inc.	939	5,831
ManTech International Corp. — Class A	220	5,746
Methode Electronics, Inc.	337	5,732
Badger Meter, Inc.	127	5,658
Sykes Enterprises, Inc.*	356	5,611
Ellie Mae, Inc.*	242	5,585
LogMeIn, Inc.*	226	5,528
Spansion, Inc. — Class A*	437	5,471
Intermec, Inc.*	554	5,446
FARO Technologies, Inc.*	161	5,445
Applied Micro Circuits Corp.*	617	5,430
Emulex Corp.*	832	5,425
Pegasystems, Inc.	163	5,399
Lattice Semiconductor Corp.*	1,060	5,374
EPAM Systems, Inc.*	197	5,354
iGATE Corp.*	323	5,304
Checkpoint Systems, Inc.*	372	5,279
SciQuest, Inc.*	210	5,261
Monster Worldwide, Inc.*	1,068	5,244
ServiceSource International, Inc.*	559	5,210
Ruckus Wireless, Inc.*	400	5,124
RealD, Inc.*	367	5,101
Envestnet, Inc.*	207	5,092
FleetMatics Group plc*	150	4,985
Newport Corp.*	355	4,945
Responsys, Inc.*	335	4,794
Proofpoint, Inc.*	197	4,773
Park Electrochemical Corp.	194	4,658
CalAmp Corp.*	319	4,657
Move, Inc.*	362	4,641
GT Advanced Technologies, Inc.*	1,094	4,540
LivePerson, Inc.*	506	4,531
Stamps.com, Inc.*	115	4,530
Constant Contact, Inc.*	281	4,516
MoneyGram International, Inc.*	199	4,507
Photronics, Inc.*	556	4,481
Tangoe, Inc.*	283	4,367
TeleTech Holdings, Inc.*	186	4,358
AVG Technologies N.V.*	223	4,337
Accelrys, Inc.*	513	4,309
PDF Solutions, Inc.*	232	4,276
Micrel, Inc.	431	4,258
Comtech Telecommunications Corp.	158	4,249
Cass Information Systems, Inc.	91	4,195
CTS Corp.	306	4,174
Silicon Image, Inc.*	711	4,159
Bazaarvoice, Inc.*	440	4,145
Silicon Graphics International Corp.*	308	4,121
TTM Technologies, Inc.*	487	4,091

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Perficient, Inc.*	306	$4,082
Internap Network Services Corp.*	493	4,077
Forrester Research, Inc.	111	4,073
Virtusa Corp.*	183	4,055
Ceva, Inc.*	205	3,969
Shutterstock, Inc.*	70	3,905
EPIQ Systems, Inc.	287	3,866
Power-One, Inc.*	609	3,849
Black Box Corp.	152	3,849
Global Cash Access Holdings, Inc.*	604	3,781
Exar Corp.*	348	3,748
Active Network, Inc.*	492	3,724
Fabrinet*	264	3,696
Parkervision, Inc.*	808	3,676
Calix, Inc.*	363	3,666
Seachange International, Inc.*	301	3,525
DTS, Inc.*	171	3,519
Entropic Communications, Inc.*	820	3,501
Daktronics, Inc.	332	3,406
Immersion Corp.*	256	3,392
Dice Holdings, Inc.*	368	3,389
Higher One Holdings, Inc.*	290	3,376
Rudolph Technologies, Inc.*	298	3,338
FormFactor, Inc.*	490	3,308
Volterra Semiconductor Corp.*	231	3,262
Computer Task Group, Inc.	137	3,147
Nanometrics, Inc.*	214	3,139
Super Micro Computer, Inc.*	291	3,096
Oplink Communications, Inc.*	178	3,092
Electro Rent Corp.	176	2,955
Extreme Networks*	850	2,933
Actuate Corp.*	438	2,908
Ambarella, Inc.*	170	2,861
Cohu, Inc.	228	2,850
Keynote Systems, Inc.	144	2,845
Integrated Silicon Solution, Inc.*	258	2,828
Millennial Media, Inc.*	322	2,805
Globecomm Systems, Inc.*	219	2,768
XO Group, Inc.*	246	2,755
Mercury Systems, Inc.*	295	2,720
Quantum Corp.*	1,943	2,662
Inphi Corp.*	241	2,651
Ebix, Inc.	286	2,648
LTX-Credence Corp.*	440	2,636
Peregrine Semiconductor Corp.*	241	2,629
Procera Networks, Inc.*	191	2,622
IntraLinks Holdings, Inc.*	349	2,534
QuinStreet, Inc.*	287	2,477
Amkor Technology, Inc.*	586	2,467
IXYS Corp.	223	2,466
Zix Corp.*	566	2,394
Electro Scientific Industries, Inc.	220	2,367
Market Leader, Inc.*	221	2,365
Anaren, Inc.*	102	2,340
Zygo Corp.*	147	2,324
Blackhawk Network Holdings, Inc.*	100	2,320
CIBER, Inc.*	688	2,298
E2open, Inc.*	131	2,293
Qualys, Inc.*	140	2,257
Callidus Software, Inc.*	341	2,247
Kopin Corp.*	605	2,245
GSI Group, Inc.*	278	2,235
Digi International, Inc.*	238	2,230
Brightcove, Inc.*	253	2,216
VASCO Data Security International, Inc.*	265	2,202
ShoreTel, Inc.*	539	2,172
support.com, Inc.*	463	2,116
Ubiquiti Networks, Inc.	119	2,087
Supertex, Inc.	87	2,080
STEC, Inc.*	307	2,063
NVE Corp.*	43	2,013
Global Eagle Entertainment, Inc.*	200	2,012
Demand Media, Inc.*	335	2,010
PLX Technology, Inc.*	422	2,009
ePlus, Inc.	33	1,976
Vringo, Inc.*	610	1,934
American Software, Inc. — Class A	222	1,929
Maxwell Technologies, Inc.*	267	1,909
Travelzoo, Inc.*	69	1,881
Vocus, Inc.*	176	1,852
KVH Industries, Inc.*	137	1,823
Axcelis Technologies, Inc.*	996	1,813
MoSys, Inc.*	429	1,725
KEMET Corp.*	416	1,710
Symmetricom, Inc.*	372	1,670
Avid Technology, Inc.*	284	1,670
ANADIGICS, Inc.*	756	1,663
Vishay Precision Group, Inc.*	109	1,650
Unwired Planet, Inc.*	841	1,640
Model N, Inc.*	70	1,635
NeoPhotonics Corp.*	188	1,634
Xoom Corp.*	70	1,604
RealNetworks, Inc.*	208	1,572
Lionbridge Technologies, Inc.*	534	1,549
DSP Group, Inc.*	184	1,529
Pericom Semiconductor Corp.*	212	1,509
Rosetta Stone, Inc.*	102	1,503
MaxLinear, Inc. — Class A*	214	1,498
Marketo, Inc.*	60	1,492
Rally Software Development Corp.*	60	1,489
Reis, Inc.*	80	1,479
Datalink Corp.*	139	1,479
Aviat Networks, Inc.*	560	1,467
PC-Telephone, Inc.	173	1,467
Numerex Corp. — Class A*	130	1,451
PRGX Global, Inc.*	264	1,449
Aeroflex Holding Corp.*	183	1,444
Sigma Designs, Inc.*	280	1,414
Agilysys, Inc.*	125	1,411
Carbonite, Inc.*	112	1,388
Spark Networks, Inc.*	164	1,386
Neonode, Inc.*	227	1,351
M/A-COM Technology Solutions Holdings, Inc.*	92	1,343
Ultra Clean Holdings*	221	1,337
Rubicon Technology, Inc.*	166	1,330

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Uni-Pixel, Inc.*	90	$1,324
Guidance Software, Inc.*	150	1,311
Imation Corp.*	309	1,307
Mindspeed Technologies, Inc.*	398	1,290
Tessco Technologies, Inc.	48	1,267
PC Connection, Inc.	82	1,267
Marchex, Inc. — Class B	210	1,264
Richardson Electronics Ltd.	107	1,256
Silver Spring Networks, Inc.*	50	1,247
Alpha & Omega Semiconductor Ltd.*	163	1,245
Mesa Laboratories, Inc.	23	1,245
Audience, Inc.*	92	1,215
Hackett Group, Inc.	234	1,214
GSI Technology, Inc.*	191	1,207
Bel Fuse, Inc. — Class B	87	1,170
Mitek Systems, Inc.*	200	1,156
Intermolecular, Inc.*	159	1,156
eGain Corp.*	120	1,154
Glu Mobile, Inc.*,1	520	1,144
Digimarc Corp.	55	1,142
Multi-Fineline Electronix, Inc.*	77	1,140
Limelight Networks, Inc.*	491	1,105
Planet Payment, Inc.*	390	1,076
ModusLink Global Solutions, Inc.*	336	1,068
Radisys Corp.*	215	1,034
TeleCommunication Systems, Inc. — Class A*	440	1,025
Navarre Corp.*	370	1,021
Alliance Fiber Optic Products, Inc.	50	1,001
Hutchinson Technology, Inc.*	210	993
Westell Technologies, Inc. — Class A*	402	961
Sapiens International Corporation N.V.	157	901
Telenav, Inc.*	167	873
Marin Software, Inc.*	80	819
ChannelAdvisor Corp.*	50	787
Cyan, Inc.*	70	732
QAD, Inc. — Class A	52	597
TechTarget, Inc.*	125	559
Viasystems Group, Inc.*	32	369
Net Element International, Inc.*	20	104
Total Information Technology		2,238,997
INDUSTRIALS - 12.1%
Middleby Corp.*	176	29,937
Acuity Brands, Inc.	388	29,301
Teledyne Technologies, Inc.*	340	26,299
Chart Industries, Inc.*	278	26,158
Woodward, Inc.	627	25,079
EMCOR Group, Inc.	612	24,877
US Airways Group, Inc.*	1,505	24,711
HEICO Corp.	488	24,581
CLARCOR, Inc.	458	23,913
Actuant Corp. — Class A	666	21,958
EnerSys, Inc.	445	21,823
DigitalGlobe, Inc.*	682	21,149
Moog, Inc. — Class A*	410	21,127
Esterline Technologies Corp.*	286	20,675
Watsco, Inc.	237	19,900
Belden, Inc.	398	19,872
Corporate Executive Board Co.	307	19,408
Applied Industrial Technologies, Inc.	382	18,463
MasTec, Inc.*	543	17,864
Advisory Board Co.*	323	17,651
Spirit Airlines, Inc.*	554	17,601
Hornbeck Offshore Services, Inc.*	326	17,441
Generac Holdings, Inc.	469	17,358
Polypore International, Inc.*	430	17,329
Beacon Roofing Supply, Inc.*	450	17,046
USG Corp.*	706	16,273
Deluxe Corp.	469	16,250
Curtiss-Wright Corp.	433	16,047
Healthcare Services Group, Inc.	624	15,301
HNI Corp.	421	15,184
Barnes Group, Inc.	494	14,815
Franklin Electric Company, Inc.	438	14,739
Herman Miller, Inc.	537	14,537
General Cable Corp.	460	14,145
Allegiant Travel Co. — Class A	132	13,991
Tetra Tech, Inc.*	593	13,940
UTI Worldwide, Inc.	830	13,671
TAL International Group, Inc.	313	13,637
JetBlue Airways Corp.*	2,131	13,425
Trimas Corp.*	360	13,421
Brady Corp. — Class A	418	12,845
Mueller Industries, Inc.	254	12,809
Swift Transportation Co. — Class A*	771	12,753
United Stationers, Inc.	368	12,346
ABM Industries, Inc.	502	12,303
Hub Group, Inc. — Class A*	336	12,237
Mine Safety Appliances Co.	260	12,103
FTI Consulting, Inc.*	366	12,038
Watts Water Technologies, Inc. — Class A	262	11,879
UniFirst Corp.	129	11,771
Mobile Mini, Inc.*	348	11,536
Brink’s Co.	443	11,301
Steelcase, Inc. — Class A	775	11,300
On Assignment, Inc.*	421	11,249
RBC Bearings, Inc.*	213	11,065
Simpson Manufacturing Company, Inc.	368	10,827
Forward Air Corp.	276	10,565
Granite Construction, Inc.	352	10,476
Atlas Air Worldwide Holdings, Inc.*	238	10,415
Werner Enterprises, Inc.	423	10,224
Acacia Research Corp.	454	10,147
Proto Labs, Inc.*	156	10,135
Mueller Water Products, Inc. — Class A	1,443	9,971
Aircastle Ltd.	622	9,946
Huron Consulting Group, Inc.*	215	9,942
Raven Industries, Inc.	331	9,923
EnPro Industries, Inc.*	194	9,847
Matson, Inc.	390	9,750
Orbital Sciences Corp.*	549	9,536
Interface, Inc. — Class A	543	9,215
AZZ, Inc.	235	9,061
Knight Transportation, Inc.	538	9,049
GenCorp, Inc.*	554	9,008

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Briggs & Stratton Corp.	445	$8,811
G&K Services, Inc. — Class A	183	8,711
Cubic Corp.	180	8,658
Kaman Corp.	249	8,605
Albany International Corp. — Class A	257	8,476
Lindsay Corp.	113	8,473
Korn/Ferry International*	450	8,433
CIRCOR International, Inc.	165	8,392
Tennant Co.	172	8,302
Titan International, Inc.	492	8,300
Kaydon Corp.	294	8,100
Aegion Corp. — Class A*	355	7,991
AAR Corp.	361	7,935
McGrath RentCorp	232	7,925
WageWorks, Inc.*	230	7,924
ESCO Technologies, Inc.	243	7,868
Rush Enterprises, Inc. — Class A*	316	7,821
GrafTech International Ltd.*	1,070	7,790
TrueBlue, Inc.*	369	7,767
II-VI, Inc.*	470	7,642
Textainer Group Holdings Ltd.	198	7,611
Trex Company, Inc.*	159	7,551
Universal Forest Products, Inc.	185	7,385
Team, Inc.*	192	7,267
Wesco Aircraft Holdings, Inc.*	379	7,038
Dycom Industries, Inc.*	302	6,988
Exponent, Inc.	116	6,857
Altra Holdings, Inc.	248	6,790
Saia, Inc.*	224	6,713
ACCO Brands Corp.*	1,042	6,627
Encore Wire Corp.	192	6,547
Astec Industries, Inc.	190	6,515
SkyWest, Inc.	478	6,472
Wabash National Corp.*	624	6,352
Apogee Enterprises, Inc.	264	6,336
Primoris Services Corp.	321	6,330
Knoll, Inc.	445	6,323
Insperity, Inc.	208	6,302
Meritor, Inc.*	890	6,275
Sun Hydraulics Corp.	199	6,225
Tutor Perini Corp.*	337	6,096
Standex International Corp.	112	5,908
Hyster-Yale Materials Handling, Inc.	93	5,839
ICF International, Inc.*	184	5,798
AAON, Inc.	175	5,789
Heartland Express, Inc.	416	5,770
H&E Equipment Services, Inc.	272	5,731
Quanex Building Products Corp.	337	5,675
DXP Enterprises, Inc.*	84	5,594
Navigant Consulting, Inc.*	465	5,580
John Bean Technologies Corp.	265	5,568
Quad/Graphics, Inc.	230	5,543
Greenbrier Companies, Inc.*	224	5,459
Arkansas Best Corp.	237	5,439
Blount International, Inc.*	454	5,366
Nortek, Inc.*	83	5,348
Republic Airways Holdings, Inc.*	454	5,144
Comfort Systems USA, Inc.	338	5,043
Thermon Group Holdings, Inc.*	247	5,039
Federal Signal Corp.*	571	4,996
US Ecology, Inc.	172	4,720
Rexnord Corp.*	277	4,667
Viad Corp.	189	4,634
Roadrunner Transportation Systems, Inc.*	166	4,621
Engility Holdings, Inc.*	160	4,547
Griffon Corp.	404	4,545
Astronics Corp.*	111	4,537
InnerWorkings, Inc.*	407	4,416
Kelly Services, Inc. — Class A	248	4,333
Resources Connection, Inc.	370	4,292
Great Lakes Dredge & Dock Corp.	544	4,254
Gorman-Rupp Co.	133	4,235
West Corp.	190	4,207
Powell Industries, Inc.*	81	4,184
Ennis, Inc.	241	4,167
Gibraltar Industries, Inc.*	281	4,091
American Science & Engineering, Inc.	72	4,032
Taser International, Inc.*	472	4,021
KEYW Holding Corp.*	296	3,922
ADA-ES, Inc.*	93	3,917
Columbus McKinnon Corp.*	182	3,880
Pendrell Corp.*	1,479	3,875
LB Foster Co. — Class A	88	3,799
MYR Group, Inc.*	195	3,793
CAI International, Inc.*	157	3,700
Kforce, Inc.	249	3,635
Layne Christensen Co.*	185	3,609
ExOne Co.*	57	3,518
Aceto Corp.	252	3,510
Aerovironment, Inc.*	172	3,471
Celadon Group, Inc.	187	3,413
Marten Transport Ltd.	218	3,408
Multi-Color Corp.	108	3,277
Capstone Turbine Corp.*	2,787	3,261
Barrett Business Services, Inc.	62	3,237
Echo Global Logistics, Inc.*	165	3,216
EnerNOC, Inc.*	242	3,209
Titan Machinery, Inc.*	162	3,180
Air Transport Services Group, Inc.*	478	3,160
National Presto Industries, Inc.	43	3,097
GP Strategies Corp.*	130	3,097
XPO Logistics, Inc.*	171	3,093
American Woodmark Corp.*	88	3,054
Orion Marine Group, Inc.*	250	3,023
Consolidated Graphics, Inc.*	64	3,009
Kadant, Inc.	99	2,987
Insteel Industries, Inc.	169	2,961
Hawaiian Holdings, Inc.*	478	2,921
NCI Building Systems, Inc.*	191	2,920
Standard Parking Corp.*	136	2,919
Kimball International, Inc. — Class B	296	2,874
Pike Electric Corp.	233	2,866
Heidrick & Struggles International, Inc.	169	2,826
Ply Gem Holdings, Inc.*	140	2,808
American Railcar Industries, Inc.	83	2,781
Douglas Dynamics, Inc.	206	2,674

See Notes to Financial Statements.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Graham Corp.	88	$2,643
Mistras Group, Inc.*	150	2,637
PGT, Inc.*	302	2,618
YRC Worldwide, Inc.*	90	2,588
Global Power Equipment Group, Inc.	160	2,579
Kratos Defense & Security Solutions, Inc.*	398	2,579
PowerSecure International, Inc.*	170	2,555
Alamo Group, Inc.	62	2,531
Park-Ohio Holdings Corp.*	76	2,506
Builders FirstSource, Inc.*	404	2,416
Performant Financial Corp.*	205	2,376
Lydall, Inc.*	160	2,336
Houston Wire & Cable Co.	168	2,325
CBIZ, Inc.*	346	2,322
Northwest Pipe Co.*	83	2,316
Furmanite Corp.*	340	2,275
Odyssey Marine Exploration, Inc.*	726	2,149
Ducommun, Inc.*	100	2,126
Michael Baker Corp.	76	2,060
Pacer International, Inc.*	322	2,032
Dynamic Materials Corp.	121	1,998
Argan, Inc.	126	1,966
TMS International Corp. — Class A	131	1,943
Tecumseh Products Co. — Class A*	170	1,858
LMI Aerospace, Inc.*	99	1,855
Accuride Corp.*	364	1,842
FuelCell Energy, Inc.*,1	1,450	1,842
NN, Inc.	161	1,837
FreightCar America, Inc.	106	1,801
CDI Corp.	124	1,756
Met-Pro Corp.	130	1,747
Patriot Transportation Holding, Inc.*	58	1,742
Quality Distribution, Inc.*	196	1,733
Twin Disc, Inc.	73	1,730
CRA International, Inc.*	90	1,662
Schawk, Inc. — Class A	126	1,654
Energy Recovery, Inc.*	400	1,652
Flow International Corp.*	447	1,649
Ameresco, Inc. — Class A*	183	1,649
Commercial Vehicle Group, Inc.*	221	1,649
Hurco Companies, Inc.	57	1,640
LSI Industries, Inc.	200	1,618
Sparton Corp.*	90	1,552
Hardinge, Inc.	104	1,537
Preformed Line Products Co.	23	1,525
Miller Industries, Inc.	99	1,523
Casella Waste Systems, Inc. — Class A*	351	1,513
VSE Corp.	36	1,479
Courier Corp.	103	1,471
Acorn Energy, Inc.	170	1,435
AT Cross Co. — Class A*	84	1,424
Ampco-Pittsburgh Corp.	75	1,408
Coleman Cable, Inc.	76	1,373
ARC Document Solutions, Inc.*	342	1,368
PMFG, Inc.*	195	1,349
Sterling Construction Company, Inc.*	147	1,332
Patrick Industries, Inc.*	62	1,289
Heritage-Crystal Clean, Inc.*	83	1,213
Manitex International, Inc.*	110	1,205
CECO Environmental Corp.	95	1,169
Universal Truckload Services, Inc.*	48	1,157
International Shipholding Corp.	49	1,143
Vicor Corp.*	166	1,137
Enphase Energy, Inc.*	144	1,113
Revolution Lighting Technologies, Inc.*	270	1,080
Franklin Covey Co.*	80	1,077
American Superconductor Corp.*	404	1,067
Cenveo, Inc.*	495	1,054
Xerium Technologies, Inc.*	100	1,018
TRC Companies, Inc.*	143	1,001
Edgen Group, Inc. — Class A*	153	976
Global Brass & Copper Holdings, Inc.*	70	927
Swisher Hygiene, Inc.*	1,044	898
National Technical Systems, Inc.*	60	839
API Technologies Corp.*	295	826
Intersections, Inc.	91	798
Innovative Solutions & Support, Inc.	110	704
NL Industries, Inc.	60	678
Power Solutions International, Inc.*	20	672
BlueLinx Holdings, Inc.*	308	662
Ultrapetrol Bahamas Ltd.*	200	570
Erickson Air-Crane, Inc.*	30	564
Omega Flex, Inc.	24	357
Compx International, Inc.	10	140
Total Industrials		1,862,440
CONSUMER DISCRETIONARY - 12.1%
Brunswick Corp.	828	26,454
Dana Holding Corp.	1,346	25,924
Wolverine World Wide, Inc.	463	25,284
Tenneco, Inc.*	557	25,221
Fifth & Pacific Companies, Inc.*	1,098	24,529
Sotheby’s	622	23,580
Pool Corp.	431	22,589
Cheesecake Factory, Inc.	490	20,525
Pier 1 Imports, Inc.	866	20,342
Vail Resorts, Inc.	327	20,117
Live Nation Entertainment, Inc.*	1,292	20,025
Rent-A-Center, Inc. — Class A	530	19,901
Lumber Liquidators Holdings, Inc.*	252	19,623
Life Time Fitness, Inc.*	390	19,543
Shutterfly, Inc.*	345	19,247
Cooper Tire & Rubber Co.	579	19,205
Sinclair Broadcast Group, Inc. — Class A	624	18,333
Steven Madden Ltd.*	364	17,610
Men’s Wearhouse, Inc.	464	17,563
Cracker Barrel Old Country Store, Inc.	183	17,323
Buffalo Wild Wings, Inc.*	175	17,178
Ryland Group, Inc.	427	17,124
HSN, Inc.	308	16,545
Express, Inc.*	783	16,420
Jack in the Box, Inc.*	412	16,187
Meredith Corp.	325	15,503
Iconix Brand Group, Inc.*	523	15,381
Outerwall, Inc.*	258	15,137
KB Home	767	15,056

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Genesco, Inc.*	222	$14,872
ANN, Inc.*	436	14,475
Texas Roadhouse, Inc. — Class A	571	14,286
Meritage Homes Corp.*	327	14,179
Monro Muffler Brake, Inc.	286	13,741
Grand Canyon Education, Inc.*	415	13,375
Buckle, Inc.	257	13,369
Crocs, Inc.*	807	13,316
Belo Corp. — Class A	952	13,280
Hibbett Sports, Inc.*	239	13,265
Saks, Inc.*	961	13,108
New York Times Co. — Class A*	1,178	13,029
Group 1 Automotive, Inc.	202	12,995
WMS Industries, Inc.*	503	12,831
Select Comfort Corp.*	511	12,806
Bloomin’ Brands, Inc.*	510	12,689
Vitamin Shoppe, Inc.*	278	12,466
Bob Evans Farms, Inc.	256	12,027
Restoration Hardware Holdings, Inc.*	160	12,000
Hillenbrand, Inc.	505	11,974
Children’s Place Retail Stores, Inc.*	214	11,727
Penske Automotive Group, Inc.	383	11,697
Marriott Vacations Worldwide Corp.*	268	11,588
MDC Holdings, Inc.	355	11,541
Arbitron, Inc.	247	11,473
American Axle & Manufacturing Holdings, Inc.*	613	11,420
Asbury Automotive Group, Inc.*	283	11,348
Standard Pacific Corp.*	1,358	11,312
Helen of Troy Ltd.*	291	11,166
Francesca’s Holdings Corp.*	401	11,144
Five Below, Inc.*	300	11,028
Lithia Motors, Inc. — Class A	206	10,982
Conn’s, Inc.*	210	10,870
DineEquity, Inc.	155	10,675
Orient-Express Hotels Ltd. — Class A*	875	10,640
Dorman Products, Inc.	233	10,632
Jos. A. Bank Clothiers, Inc.*	257	10,619
Pinnacle Entertainment, Inc.*	535	10,523
Tumi Holdings, Inc.*	437	10,488
Krispy Kreme Doughnuts, Inc.*	599	10,453
iRobot Corp.*	259	10,300
Churchill Downs, Inc.	130	10,251
Jones Group, Inc.	737	10,134
Aeropostale, Inc.*	722	9,964
Finish Line, Inc. — Class A	454	9,924
Papa John’s International, Inc.*	151	9,871
La-Z-Boy, Inc.	482	9,770
Ascent Capital Group, Inc. — Class A*	125	9,759
Matthews International Corp. — Class A	254	9,576
Nexstar Broadcasting Group, Inc. — Class A	270	9,574
SHFL Entertainment, Inc.*	517	9,156
National CineMedia, Inc.	522	8,817
Office Depot, Inc.*	2,251	8,711
Valassis Communications, Inc.	353	8,680
Sturm Ruger & Company, Inc.	180	8,647
Stewart Enterprises, Inc. — Class A	659	8,626
BJ’s Restaurants, Inc.*	228	8,459
Brown Shoe Company, Inc.	392	8,440
Skechers U.S.A., Inc. — Class A*	351	8,428
Drew Industries, Inc.	208	8,179
OfficeMax, Inc.	798	8,164
International Speedway Corp. — Class A	256	8,056
AFC Enterprises, Inc.*	221	7,943
Ameristar Casinos, Inc.	302	7,940
Quiksilver, Inc.*	1,210	7,792
G-III Apparel Group Ltd.*	158	7,603
True Religion Apparel, Inc.	240	7,598
Sonic Corp.*	515	7,498
Sonic Automotive, Inc. — Class A	354	7,484
Oxford Industries, Inc.	119	7,426
Regis Corp.	439	7,208
Columbia Sportswear Co.	114	7,142
Scholastic Corp.	243	7,117
Interval Leisure Group, Inc.	357	7,111
Stage Stores, Inc.	299	7,027
Loral Space & Communications, Inc.	116	6,958
Multimedia Games Holding Company, Inc.*	265	6,909
Red Robin Gourmet Burgers, Inc.*	125	6,898
CEC Entertainment, Inc.	167	6,854
Steiner Leisure Ltd.*	129	6,819
Ethan Allen Interiors, Inc.	229	6,595
K12, Inc.*	250	6,568
LifeLock, Inc.*	560	6,558
Core-Mark Holding Company, Inc.	101	6,414
Fiesta Restaurant Group, Inc.*	186	6,397
Standard Motor Products, Inc.	185	6,353
Cato Corp. — Class A	253	6,315
American Public Education, Inc.*	165	6,131
Barnes & Noble, Inc.*	374	5,969
Boyd Gaming Corp.*	519	5,865
Smith & Wesson Holding Corp.*	586	5,848
Hovnanian Enterprises, Inc. — Class A*	1,033	5,795
Chuy’s Holdings, Inc.*	150	5,751
LeapFrog Enterprises, Inc. — Class A*	581	5,717
Pep Boys-Manny Moe & Jack*	489	5,663
Zumiez, Inc.*	196	5,635
Movado Group, Inc.	166	5,616
Gentherm, Inc.*	301	5,590
Winnebago Industries, Inc.*	258	5,415
rue21, Inc.*	129	5,368
American Greetings Corp. — Class A	291	5,301
Arctic Cat, Inc.	116	5,218
Fred’s, Inc. — Class A	334	5,173
Ruby Tuesday, Inc.*	558	5,150
ITT Educational Services, Inc.*	210	5,124
M/I Homes, Inc.*	223	5,120
Mattress Firm Holding Corp.*	127	5,118
Scientific Games Corp. — Class A*	441	4,961
Tile Shop Holdings, Inc.*	170	4,923
Modine Manufacturing Co.*	437	4,755
Denny’s Corp.*	840	4,721
Libbey, Inc.*	195	4,674
Strayer Education, Inc.	95	4,639

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Caesars Entertainment Corp.*	336	$4,603
Biglari Holdings, Inc.*	11	4,514
EW Scripps Co. — Class A*	286	4,456
Callaway Golf Co.	654	4,303
Vera Bradley, Inc.*	196	4,245
Haverty Furniture Companies, Inc.	184	4,234
MDC Partners, Inc. — Class A	233	4,203
Blue Nile, Inc.*	109	4,118
Capella Education Co.*	98	4,082
Beazer Homes USA, Inc.*	231	4,047
Tuesday Morning Corp.*	388	4,024
LIN TV Corp. — Class A*	261	3,993
Ruth’s Hospitality Group, Inc.	326	3,935
Wet Seal, Inc. — Class A*	815	3,839
Bright Horizons Family Solutions, Inc.*	110	3,818
Maidenform Brands, Inc.*	215	3,726
Universal Electronics, Inc.*	132	3,713
Superior Industries International, Inc.	215	3,700
Sears Hometown and Outlet Stores, Inc.*	80	3,498
Big 5 Sporting Goods Corp.	158	3,468
Stein Mart, Inc.	254	3,467
Harte-Hanks, Inc.	389	3,345
Gray Television, Inc.*	460	3,312
William Lyon Homes — Class A*	130	3,277
Bravo Brio Restaurant Group, Inc.*	183	3,261
Carmike Cinemas, Inc.*	167	3,233
Fisher Communications, Inc.	78	3,204
Shoe Carnival, Inc.	132	3,169
Entravision Communications Corp. — Class A	504	3,100
NutriSystem, Inc.	263	3,098
Cavco Industries, Inc.*	61	3,077
America’s Car-Mart, Inc.*	71	3,070
Stoneridge, Inc.*	261	3,038
Journal Communications, Inc. — Class A*	402	3,011
Destination Maternity Corp.	119	2,927
RadioShack Corp.	910	2,876
Dex Media, Inc.*	160	2,811
Overstock.com, Inc.*	99	2,792
Zale Corp.*	300	2,730
Unifi, Inc.*	132	2,729
World Wrestling Entertainment, Inc. — Class A	264	2,722
NACCO Industries, Inc. — Class A	44	2,520
MarineMax, Inc.*	216	2,447
Nautilus, Inc.*	280	2,433
Destination XL Group, Inc.*	381	2,416
Remy International, Inc.	130	2,414
Town Sports International Holdings, Inc.	222	2,391
PetMed Express, Inc.	187	2,356
Carriage Services, Inc. — Class A	139	2,356
Cumulus Media, Inc. — Class A*	694	2,353
Jamba, Inc.*	157	2,344
Central European Media Enterprises Ltd. — Class A*	703	2,327
Bon-Ton Stores, Inc.	126	2,274
Christopher & Banks Corp.*	330	2,224
Fuel Systems Solutions, Inc.*	124	2,218
Perry Ellis International, Inc.	109	2,214
Marcus Corp.	173	2,201
TRI Pointe Homes, Inc.*	130	2,155
VOXX International Corp. — Class A*	175	2,147
Del Frisco’s Restaurant Group, Inc.*	100	2,141
Kirkland’s, Inc.*	123	2,122
Citi Trends, Inc.*	146	2,121
Bridgepoint Education, Inc.*	172	2,095
Entercom Communications Corp. — Class A*	221	2,086
Universal Technical Institute, Inc.	197	2,035
JAKKS Pacific, Inc.	180	2,025
Media General, Inc. — Class A*	180	1,985
Saga Communications, Inc. — Class A	43	1,974
Morgans Hotel Group Co.*	244	1,967
Black Diamond, Inc.*	208	1,955
Body Central Corp.*	146	1,945
Rentrak Corp.*	96	1,927
Spartan Motors, Inc.	311	1,903
Steinway Musical Instruments, Inc.*	62	1,887
CSS Industries, Inc.	75	1,870
Valuevision Media, Inc. — Class A*	360	1,840
hhgregg, Inc.*	113	1,805
Speedway Motorsports, Inc.	103	1,792
Orbitz Worldwide, Inc.*	222	1,783
bebe stores, Inc.	317	1,778
Federal-Mogul Corp.*	173	1,766
Vitacost.com, Inc.*	204	1,724
West Marine, Inc.*	155	1,705
New York & Company, Inc.*	264	1,676
Digital Generation, Inc.*	224	1,651
Corinthian Colleges, Inc.*	729	1,633
Luby’s, Inc.*	186	1,572
Hooker Furniture Corp.	95	1,545
RG Barry Corp.	95	1,543
Pacific Sunwear of California, Inc.*	420	1,533
Mac-Gray Corp.	107	1,519
Zagg, Inc.*	280	1,498
Bassett Furniture Industries, Inc.	96	1,491
Isle of Capri Casinos, Inc.*	197	1,478
1-800-Flowers.com, Inc. — Class A*	237	1,467
Career Education Corp.*	504	1,462
Weyco Group, Inc.	57	1,436
Carrols Restaurant Group, Inc.*	219	1,415
Tilly’s, Inc. — Class A*	86	1,376
Winmark Corp.	20	1,297
Ignite Restaurant Group, Inc.*	68	1,283
Monarch Casino & Resort, Inc.*	76	1,281
McClatchy Co. — Class A*	556	1,268
Nathan’s Famous, Inc.*	24	1,254
Education Management Corp.*	223	1,253
Culp, Inc.	72	1,252
Lifetime Brands, Inc.	90	1,222
Global Sources Ltd.*	177	1,188
Tower International, Inc.*	60	1,187
Lincoln Educational Services Corp.	222	1,170
AH Belo Corp. — Class A	170	1,166
Blyth, Inc.	82	1,145

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
russell 2000® 1.5x strategy fund

	Shares	Value

ReachLocal, Inc.*	92	$1,128
Hemisphere Media Group, Inc.*	80	1,096
Johnson Outdoors, Inc. — Class A*	44	1,096
EveryWare Global, Inc.*	90	1,093
Gordmans Stores, Inc.*	78	1,062
Reading International, Inc. — Class A*	164	1,043
American Apparel, Inc.*	530	1,018
Flexsteel Industries, Inc.	41	1,000
Daily Journal Corp.*	8	904
Systemax, Inc.	96	903
Skullcandy, Inc.*	162	885
Diversified Restaurant Holdings, Inc.*	100	796
Crown Media Holdings, Inc. — Class A*	316	781
Einstein Noah Restaurant Group, Inc.	54	767
Marine Products Corp.	93	746
Salem Communications Corp. — Class A	92	689
JTH Holding, Inc. — Class A*	40	650
Martha Stewart Living Omnimedia — Class A*	266	641
Shiloh Industries, Inc.	54	564
Trans World Entertainment Corp.	100	486
Beasley Broadcasting Group, Inc. — Class A	39	327
Total Consumer Discretionary		1,860,856
HEALTH CARE - 10.3%
athenahealth, Inc.*	334	28,296
Isis Pharmaceuticals, Inc.*	1,033	27,758
Centene Corp.*	500	26,229
Team Health Holdings, Inc.*	630	25,873
Align Technology, Inc.*	665	24,631
PAREXEL International Corp.*	522	23,980
STERIS Corp.	540	23,154
HealthSouth Corp.*	800	23,039
West Pharmaceutical Services, Inc.	315	22,131
WellCare Health Plans, Inc.*	393	21,831
Questcor Pharmaceuticals, Inc.	478	21,731
Cepheid, Inc.*	612	21,065
Owens & Minor, Inc.	579	19,588
Haemonetics Corp.*	471	19,475
Medidata Solutions, Inc.*	244	18,898
HMS Holdings Corp.*	804	18,732
ViroPharma, Inc.*	596	17,076
Aegerion Pharmaceuticals, Inc.*	264	16,722
Alnylam Pharmaceuticals, Inc.*	529	16,404
Thoratec Corp.*	520	16,280
Medicines Co.*	514	15,811
Insulet Corp.*	491	15,421
Arena Pharmaceuticals, Inc.*,1	1,991	15,331
HeartWare International, Inc.*	154	14,646
DexCom, Inc.*	644	14,458
Magellan Health Services, Inc.*	249	13,964
MWI Veterinary Supply, Inc.*	113	13,926
NPS Pharmaceuticals, Inc.*	922	13,922
Cyberonics, Inc.*	254	13,198
ImmunoGen, Inc.*,[1]	776	12,874
Chemed Corp.	176	12,748
Impax Laboratories, Inc.*	624	12,449
Neogen Corp.*	221	12,279
Nektar Therapeutics*	1,059	12,231
Acorda Therapeutics, Inc.*	368	12,140
Air Methods Corp.	353	11,960
ACADIA Pharmaceuticals, Inc.*	640	11,616
Celldex Therapeutics, Inc.*	744	11,614
Vivus, Inc.*,[1]	918	11,548
Sarepta Therapeutics, Inc.*	290	11,035
Santarus, Inc.*	509	10,714
Acadia Healthcare Company, Inc.*	323	10,681
Amsurg Corp. — Class A*	292	10,249
Hanger, Inc.*	316	9,995
PDL BioPharma, Inc.	1,285	9,920
NuVasive, Inc.*	400	9,916
MedAssets, Inc.*	558	9,899
Abaxis, Inc.	205	9,740
Molina Healthcare, Inc.*	260	9,667
Wright Medical Group, Inc.*	366	9,593
Masimo Corp.	450	9,540
Opko Health, Inc.*	1,307	9,280
Volcano Corp.*	501	9,083
ArthroCare Corp.*	259	8,943
Puma Biotechnology, Inc.*	200	8,874
MannKind Corp.*	1,365	8,873
BioScrip, Inc.*	534	8,811
Emeritus Corp.*	372	8,623
Ironwood Pharmaceuticals, Inc. — Class A*	848	8,438
Globus Medical, Inc. — Class A*	500	8,430
Clovis Oncology, Inc.*	123	8,239
ICU Medical, Inc.*	114	8,215
Exact Sciences Corp.*	586	8,151
Neurocrine Biosciences, Inc.*	609	8,148
IPC The Hospitalist Company, Inc.*	158	8,115
Meridian Bioscience, Inc.	376	8,084
CONMED Corp.	255	7,966
Analogic Corp.	108	7,866
NxStage Medical, Inc.*	544	7,768
ABIOMED, Inc.*	359	7,740
Endologix, Inc.*	579	7,689
Exelixis, Inc.*	1,682	7,636
Auxilium Pharmaceuticals, Inc.*	455	7,567
Pacira Pharmaceuticals, Inc.*	255	7,395
Greatbatch, Inc.*	221	7,247
Akorn, Inc.*	534	7,220
InterMune, Inc.*	750	7,215
Achillion Pharmaceuticals, Inc.*	882	7,215
Infinity Pharmaceuticals, Inc.*	439	7,134
Luminex Corp.*	340	7,006
Cantel Medical Corp.	203	6,876
Spectranetics Corp.*	366	6,837
Integra LifeSciences Holdings Corp.*	186	6,813
Quality Systems, Inc.	362	6,773
Synageva BioPharma Corp.*	159	6,678
Quidel Corp.*	258	6,587
Momenta Pharmaceuticals, Inc.*	437	6,581
Vanguard Health Systems, Inc.*	315	6,533
Kindred Healthcare, Inc.*	497	6,526

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
russell 2000® 1.5x strategy fund

	Shares	Value

Optimer Pharmaceuticals, Inc.*	450	$6,512
Bio-Reference Labs, Inc.*	226	6,498
Halozyme Therapeutics, Inc.*	814	6,463
Omnicell, Inc.*	313	6,432
Capital Senior Living Corp.*	263	6,286
Ligand Pharmaceuticals, Inc. — Class B*	167	6,249
AVANIR Pharmaceuticals, Inc. — Class A*	1,330	6,118
AMN Healthcare Services, Inc.*	426	6,100
Ensign Group, Inc.	173	6,093
Dendreon Corp.*	1,441	5,937
ExamWorks Group, Inc.*	277	5,881
Accretive Health, Inc.*	539	5,827
Keryx Biopharmaceuticals, Inc.*	751	5,610
Merrimack Pharmaceuticals, Inc.*	831	5,593
MiMedx Group, Inc.*	770	5,436
Healthways, Inc.*	312	5,423
Orexigen Therapeutics, Inc.*	865	5,060
Orthofix International N.V.*	182	4,896
Array BioPharma, Inc.*	1,070	4,858
Computer Programs & Systems, Inc.	98	4,816
HealthStream, Inc.*	188	4,760
Raptor Pharmaceutical Corp.*	509	4,759
Triple-S Management Corp. — Class B*	219	4,702
Genomic Health, Inc.*	148	4,693
MAKO Surgical Corp.*	388	4,675
National Healthcare Corp.	95	4,541
Lexicon Pharmaceuticals, Inc.*	2,081	4,516
Cynosure, Inc. — Class A*	174	4,513
AMAG Pharmaceuticals, Inc.*	200	4,450
Sequenom, Inc.*	1,056	4,445
Antares Pharma, Inc.*	1,035	4,306
Merit Medical Systems, Inc.*	385	4,293
Invacare Corp.	292	4,193
Tornier N.V.*	239	4,183
Spectrum Pharmaceuticals, Inc.	550	4,103
Fluidigm Corp.*	234	4,086
Landauer, Inc.	84	4,058
Cardiovascular Systems, Inc.*	190	4,028
TESARO, Inc.*	120	3,929
Accuray, Inc.*	674	3,869
Sangamo Biosciences, Inc.*	494	3,858
Cadence Pharmaceuticals, Inc.*	564	3,846
Cambrex Corp.*	275	3,842
Natus Medical, Inc.*	278	3,795
PharMerica Corp.*	272	3,770
Select Medical Holdings Corp.	450	3,690
Endocyte, Inc.*	279	3,663
Immunomedics, Inc.*	667	3,628
Emergent Biosolutions, Inc.*	247	3,562
Astex Pharmaceuticals*	865	3,555
Dyax Corp.*	1,003	3,470
Staar Surgical Co.*	334	3,390
Amedisys, Inc.*	288	3,347
Idenix Pharmaceuticals, Inc.*	917	3,310
Sagent Pharmaceuticals, Inc.*	157	3,294
Hi-Tech Pharmacal Company, Inc.	98	3,254
ChemoCentryx, Inc.*	229	3,238
Repros Therapeutics, Inc.*	174	3,210
Synergy Pharmaceuticals, Inc.*	742	3,205
Insmed, Inc.*	260	3,110
Universal American Corp.	349	3,103
Atrion Corp.	14	3,062
NewLink Genetics Corp.*	154	3,037
US Physical Therapy, Inc.	106	2,930
Corvel Corp.*	100	2,927
Navidea Biopharmaceuticals, Inc.*,1	1,095	2,924
Depomed, Inc.*	519	2,912
Vocera Communications, Inc.*	196	2,881
Affymetrix, Inc.*	647	2,873
Symmetry Medical, Inc.*	339	2,854
Gentiva Health Services, Inc.*	286	2,849
Cerus Corp.*	635	2,807
GenMark Diagnostics, Inc.*	270	2,792
Trius Therapeutics, Inc.*	341	2,769
Providence Service Corp.*	94	2,734
Rigel Pharmaceuticals, Inc.*	799	2,669
SurModics, Inc.*	133	2,661
Cytokinetics, Inc.*	230	2,661
Unilife Corp.*	835	2,647
AngioDynamics, Inc.*	227	2,561
Novavax, Inc.*	1,241	2,544
Albany Molecular Research, Inc.*	210	2,493
SciClone Pharmaceuticals, Inc.*	497	2,465
TearLab Corp.*	230	2,443
KYTHERA Biopharmaceuticals, Inc.*	90	2,435
Intercept Pharmaceuticals, Inc.*	54	2,421
Repligen Corp.*	287	2,365
Curis, Inc.*	741	2,364
Threshold Pharmaceuticals, Inc.*	435	2,288
Portola Pharmaceuticals, Inc.*	90	2,211
Vical, Inc.*	700	2,191
Assisted Living Concepts, Inc. — Class A	183	2,189
Five Star Quality Care, Inc.*	388	2,177
Merge Healthcare, Inc.*	598	2,153
TherapeuticsMD, Inc.*	710	2,151
Vascular Solutions, Inc.*	146	2,148
Vanda Pharmaceuticals, Inc.*	260	2,101
Progenics Pharmaceuticals, Inc.*	469	2,092
XOMA Corp.*	572	2,076
LHC Group, Inc.*	106	2,075
Furiex Pharmaceuticals, Inc.*	59	2,010
OraSure Technologies, Inc.*	510	1,979
PhotoMedex, Inc.*	124	1,977
XenoPort, Inc.*	393	1,945
RTI Biologics, Inc.*	516	1,940
Chimerix, Inc.*	80	1,939
Stemline Therapeutics, Inc.*	80	1,907
Verastem, Inc.*	134	1,860
Dynavax Technologies Corp.*	1,674	1,841
Synta Pharmaceuticals Corp.*	368	1,836
Lannett Company, Inc.*	154	1,834
AtriCure, Inc.*	192	1,824
Anika Therapeutics, Inc.*	106	1,802
Geron Corp.*	1,191	1,787
Exactech, Inc.*	90	1,778
AcelRx Pharmaceuticals, Inc.*	190	1,761

100 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
russell 2000® 1.5x strategy fund

	Shares	Value

Coronado Biosciences, Inc.*	200	$1,720
Chindex International, Inc.*	105	1,703
Galena Biopharma, Inc.*	760	1,687
Derma Sciences, Inc.*	125	1,669
Greenway Medical Technologies*	134	1,654
Peregrine Pharmaceuticals, Inc.*	1,260	1,625
National Research Corp. — Class A*	89	1,602
GTx, Inc.*	241	1,591
Hyperion Therapeutics, Inc.*	72	1,584
CryoLife, Inc.	252	1,578
Utah Medical Products, Inc.	29	1,575
Osiris Therapeutics, Inc.*	156	1,571
Sunesis Pharmaceuticals, Inc.*	295	1,537
Solta Medical, Inc.*	646	1,473
Ampio Pharmaceuticals, Inc.*	255	1,471
Prothena Corporation plc*	110	1,420
Epizyme, Inc.*	50	1,407
Chelsea Therapeutics International Ltd.*	610	1,403
Rochester Medical Corp.*	95	1,399
Omeros Corp.*	276	1,391
Almost Family, Inc.	73	1,387
Biotime, Inc.*	339	1,342
Cytori Therapeutics, Inc.*	577	1,327
Anacor Pharmaceuticals, Inc.*	234	1,308
Rockwell Medical, Inc.*	362	1,307
ZIOPHARM Oncology, Inc.*	612	1,285
Cross Country Healthcare, Inc.*	249	1,285
OncoGenex Pharmaceutical, Inc.*	129	1,264
Arqule, Inc.*	544	1,262
Pozen, Inc.*	248	1,242
Skilled Healthcare Group, Inc. — Class A*	185	1,236
NeoGenomics, Inc.*	300	1,194
AVEO Pharmaceuticals, Inc.*	476	1,190
Nanosphere, Inc.*	380	1,167
Alphatec Holdings, Inc.*	567	1,162
Horizon Pharma, Inc.*	468	1,151
Cutera, Inc.*	130	1,144
Zogenix, Inc.*	661	1,130
BioDelivery Sciences International, Inc.*	276	1,121
Harvard Bioscience, Inc.*	235	1,112
OvaScience, Inc.*	80	1,098
Targacept, Inc.*	256	1,093
Cell Therapeutics, Inc.*	1,030	1,082
Zeltiq Aesthetics, Inc.*	166	1,061
Biolase, Inc.*	290	1,038
Cempra, Inc.*	132	1,034
Pacific Biosciences of California, Inc.*	409	1,031
Medical Action Industries, Inc.*	130	1,001
Receptos, Inc.*	50	995
Addus HomeCare Corp.*	50	987
SIGA Technologies, Inc.*	334	949
Fibrocell Science, Inc.*	150	918
Supernus Pharmaceuticals, Inc.*	140	900
Durata Therapeutics, Inc.*	122	878
Corcept Therapeutics, Inc.*	485	839
Sucampo Pharmaceuticals, Inc. — Class A*	122	803
Alliance HealthCare Services, Inc.*	50	782
Regulus Therapeutics, Inc.*	79	775
Tetraphase Pharmaceuticals, Inc.*	110	773
TG Therapeutics, Inc.*	120	767
Alimera Sciences, Inc.*	150	732
Accelerate Diagnostics, Inc.*	90	731
Insys Therapeutics, Inc.*	50	692
Enzon Pharmaceuticals, Inc.	341	682
Omthera Pharmaceuticals, Inc.*	50	665
Amicus Therapeutics, Inc.*	278	648
MEI Pharma, Inc.*	90	642
Cornerstone Therapeutics, Inc.*	78	624
Pernix Therapeutics Holdings*	161	581
Enanta Pharmaceuticals, Inc.*	30	531
KaloBios Pharmaceuticals, Inc.*	80	453
USMD Holdings, Inc.*	10	296
Total Health Care		1,586,192
ENErgy - 4.6%
Lufkin Industries, Inc.	309	27,338
Rosetta Resources, Inc.*	559	23,770
Helix Energy Solutions Group, Inc.*	975	22,465
Kodiak Oil & Gas Corp.*	2,432	21,620
Bristow Group, Inc.	329	21,491
Berry Petroleum Co. — Class A	485	20,525
SemGroup Corp. — Class A	381	20,521
Targa Resources Corp.	300	19,299
Energy XXI Bermuda Ltd.	730	16,191
SEACOR Holdings, Inc.	180	14,950
Exterran Holdings, Inc.*	528	14,847
PDC Energy, Inc.*	278	14,311
Western Refining, Inc.	498	13,979
Scorpio Tankers, Inc.	1,483	13,317
CARBO Ceramics, Inc.	180	12,137
Gulfmark Offshore, Inc. — Class A	246	11,092
Forum Energy Technologies, Inc.*	355	10,803
Halcon Resources Corp.*	1,900	10,773
Alpha Natural Resources, Inc.*	2,020	10,585
Carrizo Oil & Gas, Inc.*	366	10,369
Hercules Offshore, Inc.*	1,457	10,257
Stone Energy Corp.*	461	10,156
Delek US Holdings, Inc.	341	9,814
EXCO Resources, Inc.	1,240	9,474
Bonanza Creek Energy, Inc.*	265	9,397
Cloud Peak Energy, Inc.*	557	9,179
Bill Barrett Corp.*	450	9,099
Newpark Resources, Inc.*	790	8,682
Crosstex Energy, Inc.	437	8,635
Key Energy Services, Inc.*	1,394	8,294
Clean Energy Fuels Corp.*	621	8,197
C&J Energy Services, Inc.*	417	8,077
EPL Oil & Gas, Inc.*	269	7,898
Geospace Technologies Corp.*	114	7,875
Approach Resources, Inc.*	318	7,813
Northern Oil and Gas, Inc.*	583	7,777
TETRA Technologies, Inc.*	721	7,397
Arch Coal, Inc.	1,943	7,345
ION Geophysical Corp.*	1,215	7,314
Rex Energy Corp.*	409	7,190

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
russell 2000® 1.5x strategy fund

	Shares	Value

Comstock Resources, Inc.	446	$7,016
Ship Finance International Ltd.	471	6,990
Sanchez Energy Corp.*	265	6,084
Magnum Hunter Resources Corp.*	1,573	5,741
Parker Drilling Co.*	1,091	5,433
Matador Resources Co.*	453	5,427
Diamondback Energy, Inc.*	158	5,265
Solazyme, Inc.*	439	5,145
Resolute Energy Corp.*	623	4,972
Swift Energy Co.*	393	4,712
Era Group, Inc.*	180	4,707
Nordic American Tankers Ltd.	600	4,542
W&T Offshore, Inc.	317	4,530
Forest Oil Corp.*	1,093	4,470
Rentech, Inc.	2,073	4,353
Contango Oil & Gas Co.	115	3,881
PHI, Inc.*	111	3,807
Nuverra Environmental Solutions, Inc.*,1	1,309	3,796
Pioneer Energy Services Corp.*	569	3,767
Vantage Drilling Co.*	1,843	3,760
Matrix Service Co.*	240	3,739
Tesco Corp.*	277	3,670
Basic Energy Services, Inc.*	274	3,313
Goodrich Petroleum Corp.*	243	3,110
Green Plains Renewable Energy, Inc.*	233	3,104
Alon USA Energy, Inc.	214	3,094
Vaalco Energy, Inc.*	531	3,037
GasLog Ltd.	231	2,957
Triangle Petroleum Corp.*	417	2,923
Renewable Energy Group, Inc.*	194	2,761
Synergy Resources Corp.*	369	2,701
RigNet, Inc.*	104	2,650
Natural Gas Services Group, Inc.*	109	2,560
Dawson Geophysical Co.*	69	2,543
Gulf Island Fabrication, Inc.	128	2,451
Penn Virginia Corp.	507	2,383
Emerald Oil, Inc.*	332	2,278
KiOR, Inc. — Class A*	397	2,267
Clayton Williams Energy, Inc.*	52	2,262
Willbros Group, Inc.*	363	2,229
PetroQuest Energy, Inc.*	523	2,071
BPZ Resources, Inc.*	1,079	1,931
Quicksilver Resources, Inc.*	1,138	1,912
Mitcham Industries, Inc.*	113	1,896
Panhandle Oil and Gas, Inc. — Class A	62	1,767
Warren Resources, Inc.*	663	1,691
Cal Dive International, Inc.*	894	1,681
Endeavour International Corp.*	436	1,674
Knightsbridge Tankers Ltd.	226	1,663
Evolution Petroleum Corp.*	150	1,637
Midstates Petroleum Company, Inc.*	299	1,618
Abraxas Petroleum Corp.*	755	1,586
FX Energy, Inc.*	491	1,576
Gastar Exploration Ltd.*	563	1,503
Teekay Tankers Ltd. — Class A	569	1,496
Ur-Energy, Inc.*	1,110	1,487
Uranium Energy Corp.*	784	1,403
REX American Resources Corp.*	48	1,381
Equal Energy Ltd.	330	1,333
Adams Resources & Energy, Inc.	19	1,309
Bolt Technology Corp.	76	1,298
Callon Petroleum Co.*	362	1,220
Westmoreland Coal Co.*	105	1,179
Miller Energy Resources, Inc.*	279	1,116
TGC Industries, Inc.	133	1,093
L&L Energy, Inc.*	270	967
Global Geophysical Services, Inc.*	204	963
Apco Oil and Gas International, Inc.*	81	934
Frontline Ltd.*,1	475	841
Amyris, Inc.*	241	696
Hallador Energy Co.	82	660
Crimson Exploration, Inc.*	204	575
ZaZa Energy Corp.*	341	409
Isramco, Inc.*	4	373
Total Energy		699,622
Materials - 4.1%
Axiall Corp.	636	27,080
PolyOne Corp.	907	22,476
Louisiana-Pacific Corp.*	1,280	18,932
Sensient Technologies Corp.	462	18,697
Chemtura Corp.*	897	18,209
Olin Corp.	738	17,653
HB Fuller Co.	464	17,544
Commercial Metals Co.	1,070	15,804
Worthington Industries, Inc.	486	15,411
Graphic Packaging Holding Co.*	1,924	14,892
KapStone Paper and Packaging Corp.	370	14,866
Schweitzer-Mauduit International, Inc.	287	14,316
Texas Industries, Inc.*	202	13,159
Minerals Technologies, Inc.	318	13,146
Buckeye Technologies, Inc.	353	13,075
Coeur Mining, Inc.*	925	12,302
Balchem Corp.	272	12,172
Stillwater Mining Co.*	1,082	11,621
Berry Plastics Group, Inc.*	510	11,255
Kaiser Aluminum Corp.	177	10,963
PH Glatfelter Co.	389	9,764
Clearwater Paper Corp.*	206	9,694
Stepan Co.	174	9,676
Innophos Holdings, Inc.	204	9,623
Intrepid Potash, Inc.	500	9,525
Hecla Mining Co.	3,047	9,080
OM Group, Inc.*	292	9,029
SunCoke Energy, Inc.*	637	8,932
Innospec, Inc.	217	8,719
Resolute Forest Products, Inc.*	636	8,376
Calgon Carbon Corp.*	497	8,290
AMCOL International Corp.	252	7,986
RTI International Metals, Inc.*	286	7,925
Flotek Industries, Inc.*	441	7,912
Boise, Inc.	920	7,857
Koppers Holdings, Inc.	193	7,369
A. Schulman, Inc.	270	7,241
Quaker Chemical Corp.	116	7,193
Molycorp, Inc.*	1,140	7,068

102 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
russell 2000® 1.5x strategy fund

	Shares	Value

Globe Specialty Metals, Inc.	589	$6,402
Kraton Performance Polymers, Inc.*	297	6,296
American Vanguard Corp.	263	6,162
Allied Nevada Gold Corp.*	950	6,156
Walter Energy, Inc.	570	5,928
Headwaters, Inc.*	665	5,879
Tredegar Corp.	227	5,834
Deltic Timber Corp.	98	5,666
Schnitzer Steel Industries, Inc. — Class A	237	5,541
LSB Industries, Inc.*	179	5,443
Haynes International, Inc.	109	5,218
Wausau Paper Corp.	455	5,187
Materion Corp.	191	5,174
Horsehead Holding Corp.*	399	5,111
Ferro Corp.*	659	4,580
Neenah Paper, Inc.	141	4,480
Century Aluminum Co.*	474	4,399
US Silica Holdings, Inc.	201	4,177
Myers Industries, Inc.	259	3,888
AK Steel Holding Corp.[1]	1,253	3,809
OMNOVA Solutions, Inc.*	435	3,484
Zep, Inc.	210	3,324
Hawkins, Inc.	83	3,269
Zoltek Companies, Inc.*	253	3,266
Landec Corp.*	239	3,157
Boise Cascade Co.*	120	3,049
Taminco Corp.*	140	2,855
AEP Industries, Inc.*	38	2,827
FutureFuel Corp.	195	2,763
Gold Resource Corp.	301	2,622
AM Castle & Co.*	164	2,585
US Concrete, Inc.*	120	1,970
Olympic Steel, Inc.	80	1,960
Universal Stainless & Alloy Products, Inc.*	61	1,798
KMG Chemicals, Inc.	79	1,667
Arabian American Development Co.*	185	1,610
Paramount Gold and Silver Corp.*	1,267	1,508
American Pacific Corp.*	50	1,418
Chase Corp.	57	1,275
Penford Corp.*	90	1,205
Noranda Aluminum Holding Corp.	307	992
General Moly, Inc.*	527	985
Midway Gold Corp.*	1,030	971
UFP Technologies, Inc.*	49	959
United States Lime & Minerals, Inc.*	17	888
Handy & Harman Ltd.*	48	858
GSE Holding, Inc.*	70	405
Total Materials		633,832
Consumer Staples - 3.2%
United Natural Foods, Inc.*	455	24,566
Hain Celestial Group, Inc.*	349	22,674
TreeHouse Foods, Inc.*	330	21,627
Harris Teeter Supermarkets, Inc.	456	21,368
Casey’s General Stores, Inc.	348	20,936
Darling International, Inc.*	1,083	20,208
Rite Aid Corp.*	6,695	19,148
B&G Foods, Inc. — Class A	486	16,547
PriceSmart, Inc.	177	15,511
Sanderson Farms, Inc.	213	14,146
Prestige Brands Holdings, Inc.*	471	13,725
Lancaster Colony Corp.	173	13,492
Post Holdings, Inc.*	297	12,967
Universal Corp.	216	12,496
Snyders-Lance, Inc.	436	12,387
Boston Beer Company, Inc. — Class A*	72	12,286
SUPERVALU, Inc.	1,861	11,575
Spectrum Brands Holdings, Inc.	200	11,374
Elizabeth Arden, Inc.*	236	10,637
J&J Snack Foods Corp.	132	10,270
Fresh Del Monte Produce, Inc.	344	9,591
Andersons, Inc.	175	9,308
Vector Group Ltd.	550	8,921
Pilgrim’s Pride Corp.*	555	8,292
WD-40 Co.	146	7,954
Susser Holdings Corp.*	163	7,804
Boulder Brands, Inc.*	545	6,567
Cal-Maine Foods, Inc.	131	6,093
Dole Food Company, Inc.*	468	5,967
Tootsie Roll Industries, Inc.	183	5,816
Annie’s, Inc.*	124	5,300
Chiquita Brands International, Inc.*	430	4,696
Weis Markets, Inc.	97	4,372
Diamond Foods, Inc.*	206	4,275
Inter Parfums, Inc.	145	4,135
USANA Health Sciences, Inc.*	53	3,836
Spartan Stores, Inc.	203	3,743
Fairway Group Holdings Corp.*	140	3,384
Medifast, Inc.*	122	3,143
Alliance One International, Inc.*	803	3,051
Calavo Growers, Inc.	108	2,937
Ingles Markets, Inc. — Class A	111	2,803
Central Garden and Pet Co. — Class A*	385	2,657
Pantry, Inc.*	218	2,655
Natural Grocers by Vitamin Cottage, Inc.*	83	2,573
Coca-Cola Bottling Company Consolidated	41	2,507
Lifevantage Corp.*	1,040	2,413
Nash Finch Co.	108	2,377
Harbinger Group, Inc.*	301	2,270
Seneca Foods Corp. — Class A*	72	2,209
Revlon, Inc. — Class A*	100	2,206
Star Scientific, Inc.*,1	1,523	2,117
Chefs’ Warehouse, Inc.*	123	2,116
Female Health Co.	200	1,972
Roundy’s, Inc.	235	1,958
Village Super Market, Inc. — Class A	56	1,853
Limoneira Co.	88	1,824
National Beverage Corp.	100	1,747
Omega Protein Corp.*	186	1,670
Nature’s Sunshine Products, Inc.	96	1,570
Nutraceutical International Corp.	76	1,553
John B Sanfilippo & Son, Inc.	72	1,452
Orchids Paper Products Co.	53	1,391
Oil-Dri Corporation of America	43	1,181
Arden Group, Inc. — Class A	10	1,104

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
Russell 2000® 1.5x strategy fund

	Shares	Value

Inventure Foods, Inc.*	124	$1,037
Alico, Inc.	25	1,003
Synutra International, Inc.*	163	830
Craft Brew Alliance, Inc.*	93	766
Farmer Bros Co.*	52	731
Lifeway Foods, Inc.	41	712
Griffin Land & Nurseries, Inc.	23	656
Total Consumer Staples		491,038
Utilities - 2.7%
Cleco Corp.	553	25,675
Piedmont Natural Gas Company, Inc.	696	23,482
IDACORP, Inc.	463	22,113
Portland General Electric Co.	688	21,046
Dynegy, Inc.*	920	20,747
WGL Holdings, Inc.	476	20,573
Southwest Gas Corp.	429	20,073
Black Hills Corp.	402	19,597
ALLETE, Inc.	362	18,046
UIL Holdings Corp.	467	17,863
UNS Energy Corp.	376	16,818
South Jersey Industries, Inc.	292	16,764
PNM Resources, Inc.	733	16,265
New Jersey Resources Corp.	379	15,740
Avista Corp.	549	14,834
Laclede Group, Inc.	303	13,835
NorthWestern Corp.	344	13,726
El Paso Electric Co.	365	12,888
MGE Energy, Inc.	214	11,719
Northwest Natural Gas Co.	248	10,535
American States Water Co.	180	9,661
Otter Tail Corp.	330	9,372
Empire District Electric Co.	386	8,612
California Water Service Group	441	8,604
Chesapeake Utilities Corp.	85	4,377
Atlantic Power Corp.	1,097	4,322
Ormat Technologies, Inc.	166	3,904
SJW Corp.	137	3,589
Unitil Corp.	122	3,523
Middlesex Water Co.	140	2,789
Connecticut Water Service, Inc.	95	2,727
York Water Co.	114	2,169
Artesian Resources Corp. — Class A	67	1,493
Consolidated Water Company Ltd.	129	1,474
Delta Natural Gas Company, Inc.	60	1,275
Genie Energy Ltd. — Class B	114	1,043
Pure Cycle Corp.*	160	894
Total Utilities		422,167
Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	437	12,301
NII Holdings, Inc.*	1,580	10,538
Consolidated Communications Holdings, Inc.	364	6,337
Cincinnati Bell, Inc.*	1,905	5,829
8x8, Inc.*	656	5,405
Premiere Global Services, Inc.*	444	5,359
Iridium Communications, Inc.*	586	4,547
Atlantic Tele-Network, Inc.	81	4,022
Vonage Holdings Corp.*	1,421	4,021
inContact, Inc.*	487	4,003
Shenandoah Telecommunications Co.	222	3,703
Leap Wireless International, Inc.*	496	3,338
USA Mobility, Inc.	201	2,728
IDT Corp. — Class B	136	2,542
Lumos Networks Corp.	146	2,497
magicJack VocalTec Ltd.*	167	2,370
Hawaiian Telcom Holdco, Inc.*	91	2,290
General Communication, Inc. — Class A*	288	2,255
NTELOS Holdings Corp.	135	2,222
Cbeyond, Inc.*	247	1,936
Neutral Tandem, Inc.	294	1,691
Fairpoint Communications, Inc.*	193	1,612
Towerstream Corp.*	611	1,558
ORBCOMM, Inc.*	330	1,482
Primus Telecommunications Group, Inc.	108	1,290
HickoryTech Corp.	120	1,276
Boingo Wireless, Inc.*	174	1,081
Total Telecommunication Services		98,233
Total Common Stocks
(Cost $10,786,795)		12,911,716
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13	13	—
Total Warrants
(Cost $–)		—
RIGHTS†† - 0.0%
Federal-Mogul Corp.
Expires 06/27/13	109	—
Total Rights
(Cost $–)		—

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 19.7%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	$1,890,070	1,890,070
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	383,988	383,988
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	374,363	374,363
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	374,363	374,363
Total Repurchase Agreements
(Cost $3,022,784)		3,022,784

104 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
russell 2000® 1.5x strategy fund

	Face
	Amount	Value

SeCurITIeS leNdING COllaTeral††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	$13,363	$13,363
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	1,563	1,563
Total Securities Lending Collateral
(Cost $14,926)		14,926
Total Investments - 103.9%
(Cost $13,824,505)		$15,949,426
Other Assets & Liabilities, net - (3.9)%		(592,714)
Total Net Assets - 100.0%		$15,356,712

		Unrealized
	Contracts	Gain (Loss)

EQuITY FuTureS CONTraCTS PurChaSed†
September 2013 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $872,370)	9	$10,832

	Units

eQuITY INdeX SWaP aGreeMeNTS††
Goldman Sachs International
July 2013 Russell 2000 Index Swap,
Terminating 07/29/13[5]
(Notional Value $5,581,741)	5,710	$78,613
Barclays Bank plc
July 2013 Russell 2000 Index Swap,
Terminating 07/31/13[5]
(Notional Value $1,032,557)	1,056	(2,564)
Credit Suisse Capital, LLC
July 2013 Russell 2000 Index Swap,
Terminating 07/31/13[5]
(Notional Value $2,551,422)	2,610	(5,816)
(Total Notional Value $9,165,720)		$70,233

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.

[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 105

Russell 2000® 1.5x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $13,862 of securities loaned
(cost $10,786,795)	$12,911,716
Repurchase agreements, at value
(cost $3,037,710)	3,037,710
Total investments
(cost $13,824,505)	15,949,426
Foreign currency, at value
(cost $22)	22
Unrealized appreciation on swap agreements	78,613
Segregated cash with broker	43,200
Receivable for swap settlement	21,537
Cash	183
Receivables:
Dividends	12,941
Interest	97
Total assets	16,106,019
Liabilities:
Unrealized depreciation on swap agreements	8,380
Payable for:
Securities purchased	459,476
Fund shares redeemed	220,167
Upon return of securities loaned	14,926
Management fees	9,951
Variation margin	6,480
Transfer agent and administrative fees	2,764
Investor service fees	2,764
Portfolio accounting fees	1,106
Miscellaneous	23,293
Total liabilities	749,307
Net assets	$15,356,712
Net assets consist of:
Paid in capital	$21,467,677
Accumulated net investment loss	(54,620)
Accumulated net realized loss on investments	(8,262,330)
Net unrealized appreciation on investments	2,205,985
Net assets	$15,356,712
Capital shares outstanding	383,080
Net asset value per share	$40.09

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $85)	$57,047
Income from securities lending, net	1,438
Interest	1,337
Total investment income	59,822

Expenses:
Management fees	58,829
Transfer agent and administrative fees	16,342
Investor service fees	16,342
Portfolio accounting fees	6,536
Professional fees	7,746
Custodian fees	731
Trustees’ fees*	391
Miscellaneous	7,912
Total expenses	114,829
Net investment loss	(55,007)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,262)
Swap agreements	1,016,199
Futures contracts	139,957
Foreign currency	4
Net realized gain	1,152,898
Net change in unrealized appreciation (depreciation) on:
Investments	1,066,617
Swap agreements	(30,942)
Futures contracts	4,393
Foreign currency	(1)
Net change in unrealized appreciation (depreciation)	1,040,067
Net realized and unrealized gain	2,192,965
Net increase in net assets resulting from operations	$2,137,958

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

106 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(55,007)	$(59,176)
Net realized gain on investments	1,152,898	360,240
Net change in unrealized appreciation (depreciation) on investments	1,040,067	1,134,798
Net increase in net assets resulting from operations	2,137,958	1,435,862

Capital share transactions:
Proceeds from sale of shares	49,411,913	82,816,129
Cost of shares redeemed	(45,513,129)	(85,953,713)
Net increase (decrease) from capital share transactions	3,898,784	(3,137,584)
Net increase (decrease) in net assets	6,036,742	(1,701,722)

Net assets:
Beginning of period	9,319,970	11,021,692
End of period	$15,356,712	$9,319,970
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(54,620)	$387

Capital share activity:
Shares sold	1,317,150	2,721,601
Shares redeemed	(1,219,565)	(2,848,206)
Net increase (decrease) in shares	97,585	(126,605)

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 107

Russell 2000® 1.5x strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$32.64	$26.75	$30.45	$22.08	$16.57	$34.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.16)	(.45)	(.27)	(.14)	.01
Net gain (loss) on investments
(realized and unrealized)	7.61	6.05	(3.25)	8.64	5.65	(17.58)
Total from investment operations	7.45	5.89	(3.70)	8.37	5.51	(17.57)
Less distributions from:
Net investment income	—	—	—	—	—	(.06)
Total distributions	—	—	—	—	—	(.06)
Net asset value, end of period	$40.09	$32.64	$26.75	$30.45	$22.08	$16.57

Total Return[c]	22.79%	22.10%	(12.18%)	37.85%	33.31%	(51.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,357	$9,320	$11,022	$17,286	$10,587	$13,978
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.53%)	(1.49%)	(1.11%)	(0.83%)	0.05%
Total expenses	1.76%	1.81%	1.81%	1.74%	1.74%	1.68%
Portfolio turnover rate	200%	361%	65%	249%	376%	490%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

108 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

The RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Inverse Russell 2000® strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 16.0%
Federal Home Loan Bank[1]
0.05% due 07/19/13	$500,000	$499,988
Farmer Mac[1]
0.10% due 10/31/13	500,000	499,915
Total Federal Agency Discount Notes
(Cost $999,818)		999,903

REPURCHASE AGREEMENTS††,2 - 44.0%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[3]	945,309	945,309
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	609,918	609,918
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	594,630	594,630
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	594,630	594,630
Total Repurchase Agreements
(Cost $2,744,487)		2,744,487
Total Investments - 60.0%
(Cost $3,744,305)		$3,744,390
Other Assets & Liabilities, net - 40.0%		2,499,668
Total Net Assets - 100.0%		$6,244,058

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $969,300)	10	$(4,804)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc
July 2013 Russell 2000 Index Swap,
Terminating 07/31/13[4]
(Notional Value $1,265,900)	1,295	$3,158
Credit Suisse Capital, LLC
July 2013 Russell 2000 Index Swap,
Terminating 07/31/13[4]
(Notional Value $3,450,358)	3,530	2,128
Goldman Sachs International
July 2013 Russell 2000 Index Swap,
Terminating 07/29/13[4]
(Notional Value $431,760)	442	(4,669)
(Total Notional Value
$5,148,018)		$617

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company

110 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Inverse russell 2000® strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $999,818)	$999,903
Repurchase agreements, at value
(cost $2,744,487)	2,744,487
Total investments
(cost $3,744,305)	3,744,390
Segregated cash with broker	88,000
Unrealized appreciation on swap agreements	5,286
Receivables:
Fund shares sold	2,480,121
Variation margin	7,200
Interest	12
Total assets	6,325,009
Liabilities:
Unrealized depreciation on swap agreements	4,669
Payable for:
Fund shares redeemed	66,644
Management fees	2,374
Transfer agent and administrative fees	659
Investor service fees	659
Portfolio accounting fees	264
Miscellaneous	5,682
Total liabilities	80,951
Net assets	$6,244,058
Net assets consist of:
Paid in capital	$22,898,379
Accumulated net investment loss	(25,035)
Accumulated net realized loss on investments	(16,625,184)
Net unrealized depreciation on investments	(4,102)
Net assets	$6,244,058
Capital shares outstanding	471,002
Net asset value per share	$13.26

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$862
Total investment income	862

Expenses:
Management fees	13,252
Transfer agent and administrative fees	3,681
Investor service fees	3,681
Portfolio accounting fees	1,472
Professional fees	2,664
Custodian fees	173
Trustees’ fees*	132
Miscellaneous	842
Total expenses	25,897
Net investment loss	(25,035)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(410,349)
Futures contracts	(208,543)
Net realized loss	(618,892)
Net change in unrealized appreciation (depreciation) on:
Investments	85
Swap agreements	42,399
Futures contracts	(1,529)
Net change in unrealized appreciation (depreciation)	40,955
Net realized and unrealized loss	(577,937)
Net decrease in net assets resulting from operations	$(602,972)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 111

Inverse russell 2000® strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(25,035)	$(70,428)
Net realized loss on investments	(618,892)	(982,242)
Net change in unrealized appreciation (depreciation) on investments	40,955	(68,900)
Net decrease in net assets resulting from operations	(602,972)	(1,121,570)

Capital share transactions:
Proceeds from sale of shares	38,786,250	114,252,491
Cost of shares redeemed	(35,685,356)	(114,219,887)
Net increase from capital share transactions	3,100,894	32,604
Net increase (decrease) in net assets	2,497,922	(1,088,966)

Net assets:
Beginning of period	3,746,136	4,835,102
End of period	$6,244,058	$3,746,136
Accumulated net investment loss at end of period	$(25,035)	$—

Capital share activity:
Shares sold	2,772,386	6,680,553
Shares redeemed	(2,540,169)	(6,693,958)
Net increase (decrease) in shares	232,217	(13,405)

112 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Inverse russell 2000® strategy fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.69	$19.17	$20.75	$28.67	$42.70	$34.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.30)	(.36)	(.41)	(.56)	.08
Net gain (loss) on investments
(realized and unrealized)	(2.31)	(3.18)	(1.22)	(7.51)	(13.47)	8.54
Total from investment operations	(2.43)	(3.48)	(1.58)	(7.92)	(14.03)	8.62
Less distributions from:
Net investment income	—	—	—	—	—	(.58)
Total distributions	—	—	—	—	—	(.58)
Net asset value, end of period	$13.26	$15.69	$19.17	$20.75	$28.67	$42.70

Total Return[c]	(15.49%)	(18.15%)	7.61%	(27.62%)	(32.86%)	24.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,244	$3,746	$4,835	$5,647	$11,433	$7,778
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.77%)	(1.77%)	(1.58%)	(1.60%)	0.22%
Total expenses	1.76%	1.88%	1.82%	1.73%	1.73%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 113

FUND PROFILE (Unaudited)	June 30, 2013

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
International Business Machines Corp.	7.6%
Chevron Corp.	4.7%
3M Co.	4.3%
Boeing Co.	4.1%
McDonald’s Corp.	3.9%
United Technologies Corp.	3.7%
Exxon Mobil Corp.	3.6%
Johnson & Johnson	3.4%
Caterpillar, Inc.	3.3%
Travelers Companies, Inc.	3.2%
Top Ten Total	41.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

114 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.9%

Industrials - 16.3%
3M Co.	6,330	$692,185
Boeing Co.	6,330	648,445
United Technologies Corp.	6,331	588,403
Caterpillar, Inc.	6,330	522,162
General Electric Co.	6,330	146,793
Total Industrials		2,597,988
Information Technology - 11.8%
International Business Machines Corp.	6,328	1,209,345
Microsoft Corp.	6,329	218,540
Hewlett-Packard Co.	6,330	156,984
Cisco Systems, Inc.	6,330	153,882
Intel Corp.	6,329	153,288
Total Information Technology		1,892,039
Consumer Discretionary - 9.5%
McDonald’s Corp.	6,332	626,868
Home Depot, Inc.	6,330	490,385
Walt Disney Co.	6,330	399,740
Total Consumer Discretionary		1,516,993
Health Care - 8.9%
Johnson & Johnson	6,329	543,408
UnitedHealth Group, Inc.	6,332	414,619
Merck & Company, Inc.	6,330	294,029
Pfizer, Inc.	6,330	177,303
Total Health Care		1,429,359
Financials - 8.7%
Travelers Companies, Inc.	6,335	506,292
American Express Co.	6,331	473,306
JPMorgan Chase & Co.	6,329	334,108
Bank of America Corp.	6,330	81,404
Total Financials		1,395,110
Energy - 8.3%
Chevron Corp.	6,330	749,092
Exxon Mobil Corp.	6,328	571,735
Total Energy		1,320,827
Consumer Staples - 7.6%
Procter & Gamble Co.	6,329	487,269
Wal-Mart Stores, Inc.	6,330	471,522
Coca-Cola Co.	6,334	254,057
Total Consumer Staples		1,212,848
Telecommunication Services - 3.4%
Verizon Communications, Inc.	6,336	318,954
AT&T, Inc.	6,330	224,082
Total Telecommunication Services		543,036
Materials - 2.4%
EI du Pont de Nemours & Co.	6,330	332,325
Alcoa, Inc.	6,330	49,501
Total Materials		381,826
Total Common Stocks
(Cost $10,727,824)		12,290,026

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 26.1%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[2]	$3,158,432	3,158,432
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	342,879	342,879
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	334,284	334,284
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	334,284	334,284
Total Repurchase Agreements
(Cost $4,169,879)		4,169,879
Total Investments - 103.0%
(Cost $14,897,703)		$16,459,905
Other Assets & Liabilities, net - (3.0)%		(479,057)
Total Net Assets - 100.0%		$15,980,848

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
dow 2x strategy fund

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $1,258,340)	17	$2,456

	Units

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
July 2013 Dow Jones Industrial
Average Index Swap,
Terminating 07/29/13[3]
(Notional Value $10,040,595)	673	$(669)
Barclays Bank plc
July 2013 Dow Jones Industrial
Average Index Swap,
Terminating 07/31/13[3]
(Notional Value $4,071,340)	273	(31,517)
Credit Suisse Capital, LLC
July 2013 Dow Jones Industrial
Average Index Swap,
Terminating 07/31/13[3]
(Notional Value $4,241,361)	284	(32,634)
(Total Notional Value
$18,353,296)		$(64,820)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

116 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Dow 2x strategy fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $10,727,824)	$12,290,026
Repurchase agreements, at value
(cost $4,169,879)	4,169,879
Total investments
(cost $14,897,703)	16,459,905
Segregated cash with broker	677,500
Receivable for swap settlement	24,782
Cash	30
Receivables:
Fund shares sold	350,503
Dividends	4,233
Interest	13
Total assets	17,516,966
Liabilities:
Unrealized depreciation on swap agreements	64,820
Payable for:
Securities purchased	991,975
Fund shares redeemed	433,402
Management fees	12,098
Variation margin	5,911
Transfer agent and administrative fees	3,361
Investor service fees	3,361
Portfolio accounting fees	1,344
Miscellaneous	19,846
Total liabilities	1,536,118
Net assets	$15,980,848
Net assets consist of:
Paid in capital	$32,097,106
Accumulated net investment loss	(37,952)
Accumulated net realized loss on investments	(17,578,144)
Net unrealized appreciation on investments	1,499,838
Net assets	$15,980,848
Capital shares outstanding	117,348
Net asset value per share	$136.18

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$116,229
Interest	1,657
Total investment income	117,886

Expenses:
Management fees	80,702
Transfer agent and administrative fees	22,417
Investor service fees	22,417
Portfolio accounting fees	8,967
Professional fees	9,893
Custodian fees	1,007
Trustees’ fees*	500
Line of credit fees	125
Miscellaneous	9,810
Total expenses	155,838
Net investment loss	(37,952)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	608,386
Swap agreements	2,861,527
Futures contracts	809,960
Net realized gain	4,279,873
Net change in unrealized appreciation (depreciation) on:
Investments	1,084,131
Swap agreements	(310,461)
Futures contracts	31,264
Net change in unrealized appreciation (depreciation)	804,934
Net realized and unrealized gain	5,084,807
Net increase in net assets resulting from operations	$5,046,855

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 117

dow 2x strategy fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(37,952)	$(40,785)
Net realized gain on investments	4,279,873	2,941,748
Net change in unrealized appreciation (depreciation) on investments	804,934	(162,995)
Net increase in net assets resulting from operations	5,046,855	2,737,968

Capital share transactions:
Proceeds from sale of shares	90,832,930	117,052,187
Cost of shares redeemed	(106,516,782)	(112,296,112)
Net increase (decrease) from capital share transactions	(15,683,852)	4,756,075
Net increase (decrease) in net assets	(10,636,997)	7,494,043

Net assets:
Beginning of period	26,617,845	19,123,802
End of period	$15,980,848	$26,617,845
Accumulated net investment loss at end of period	$(37,952)	$—

Capital share activity:
Shares sold	723,443	1,155,001
Shares redeemed	(860,871)	(1,114,651)
Net increase (decrease) in shares	(137,428)	40,350

118 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$104.48	$89.19	$81.76	$66.04	$48.25	$128.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.29)	(.14)	(.04)	.22	.75
Net gain (loss) on investments (realized and unrealized)	31.97	15.58	7.57	16.25	17.57	(80.10)
Total from investment operations	31.70	15.29	7.43	16.21	17.79	(79.35)
Less distributions from:
Net investment income	—	—	—	(.49)	—	(.90)
Total distributions	—	—	—	(.49)	—	(.90)
Net asset value, end of period	$136.18	$104.48	$89.19	$81.76	$66.04	$48.25

Total Return[c]	30.35%	17.15%	9.09%	24.58%	36.90%	(61.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,981	$26,618	$19,124	$14,642	$19,859	$36,348
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.29%)	(0.16%)	(0.05%)	0.48%	0.90%
Total expenses	1.74%	1.75%	1.78%	1.73%	1.75%	1.68%
Portfolio turnover rate	357%	999%	587%	129%	80%	78%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:15 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

FUND PROFILE (Unaudited)	June 30, 2013

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 23.8%
Farmer Mac[1]
0.04% due 07/10/13	$1,000,000	$999,990
Fannie Mae[2]
0.05% due 07/25/13	500,000	499,983
Federal Farm Credit Bank[1]
0.02% due 07/03/13	400,000	400,000
Federal Home Loan Bank[1]
0.03% due 07/03/13	200,000	200,000
Total Federal Agency Discount Notes
(Cost $2,099,973)		2,099,973
REPURCHASE AGREEMENTS††,3 - 72.5%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[4]	2,952,983	2,952,983
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	1,161,942	1,161,942
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	1,132,816	1,132,816
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	1,132,816	1,132,816
Total Repurchase Agreements
(Cost $6,380,557)		6,380,557
Total Investments - 96.3%
(Cost $8,480,530)		$8,480,530
Other Assets & Liabilities, net - 3.7%		328,640
Total Net Assets - 100.0%		$8,809,170

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $3,182,860)	43	$(8,245)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
July 2013 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/13[5]
(Notional Value $7,937,208)	532	$57,219
Goldman Sachs International
July 2013 Dow Jones
Industrial Average Index Swap,
Terminating 07/29/13[5]
(Notional Value $5,675,905)	381	25,109
Barclays Bank plc
July 2013 Dow Jones
Industrial Average Index Swap,
Terminating 07/31/13[5]
(Notional Value $709,282)	48	5,472
(Total Notional Value
$14,322,395)		$87,800

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2013.
[5]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $2,099,973)	$2,099,973
Repurchase agreements, at value
(cost $6,380,557)	6,380,557
Total investments
(cost $8,480,530)	8,480,530
Segregated cash with broker	157,500
Unrealized appreciation on swap agreements	87,800
Cash	14
Receivables:
Fund shares sold	190,348
Variation margin	28,380
Interest	26
Other assets	1,186
Total assets	8,945,784
Liabilities:
Payable for:
Fund shares redeemed	117,848
Management fees	4,335
Transfer agent and administrative fees	1,204
Investor service fees	1,204
Portfolio accounting fees	481
Miscellaneous	11,542
Total liabilities	136,614
Net assets	$8,809,170
Net assets consist of:
Paid in capital	$39,911,895
Accumulated net investment loss	(51,513)
Accumulated net realized loss on investments	(31,130,767)
Net unrealized appreciation on investments	79,555
Net assets	$8,809,170
Capital shares outstanding	1,554,159
Net asset value per share	$5.67

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$2,023
Total investment income	2,023

Expenses:
Management fees	27,760
Transfer agent and administrative fees	7,711
Investor service fees	7,711
Portfolio accounting fees	3,084
Professional fees	5,735
Custodian fees	314
Trustees’ fees*	285
Miscellaneous	936
Total expenses	53,536
Net investment loss	(51,513)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,186
Swap agreements	(1,626,950)
Futures contracts	(484,179)
Net realized loss	(2,109,943)
Net change in unrealized appreciation (depreciation) on:
Investments	(192)
Swap agreements	196,173
Futures contracts	(8,002)
Net change in unrealized appreciation (depreciation)	187,979
Net realized and unrealized loss	(1,921,964)
Net decrease in net assets resulting from operations	$(1,973,477)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(51,513)	$(138,523)
Net realized loss on investments	(2,109,943)	(2,541,359)
Net change in unrealized appreciation (depreciation) on investments	187,979	(180,677)
Net decrease in net assets resulting from operations	(1,973,477)	(2,860,559)

Capital share transactions:
Proceeds from sale of shares	92,630,753	195,117,187
Cost of shares redeemed	(86,995,819)	(194,080,487)
Net increase from capital share transactions	5,634,934	1,036,700
Net increase (decrease) in net assets	3,661,457	(1,823,859)

Net assets:
Beginning of period	5,147,713	6,971,572
End of period	$8,809,170	$5,147,713
Accumulated net investment loss at end of period	$(51,513)	$—

Capital share activity:
Shares sold	15,071,281	23,179,478
Shares redeemed	(14,179,754)	(23,212,763)
Net increase (decrease) in shares	891,527	(33,285)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$7.77	$10.02	$13.74	$19.71	$35.61	$28.79
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.14)	(.21)	(.27)	(.47)	(.01)
Net gain (loss) on investments
(realized and unrealized)	(2.05)	(2.11)	(3.51)	(5.70)	(15.43)	18.12
Total from investment operations	(2.10)	(2.25)	(3.72)	(5.97)	(15.90)	18.11
Less distributions from:
Net investment income	—	—	—	—	—	(.18)
Net realized gains	—	—	—	—	—	(11.11)
Total distributions	—	—	—	—	—	(11.29)
Net asset value, end of period	$5.67	$7.77	$10.02	$13.74	$19.71	$35.61

Total Return[c]	(27.03%)	(22.46%)	(27.07%)	(30.29%)	(44.65%)	60.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,809	$5,148	$6,972	$15,045	$18,021	$11,703
Ratios to average net assets:
Net investment loss	(1.67%)	(1.64%)	(1.73%)	(1.59%)	(1.61%)	(0.03%)
Total expenses	1.74%	1.75%	1.78%	1.74%	1.74%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
government long bond 1.2x strategy fund

	Face
	Amount	Value

U.S. GOVERNMENT SECURITIES† - 32.0%
U.S. Treasury Bond
2.88% due 05/15/43	$9,847,000	$8,728,442
Total U.S. Government Securities
(Cost $8,754,850)		8,728,442

FEDERAL AGENCY DISCOUNT NOTES†† - 25.6%
Freddie Mac[1]
0.05% due 07/15/13	3,000,000	2,999,948
Farmer Mac[2]
0.04% due 07/10/13	2,000,000	1,999,980
Federal Home Loan Bank[2]
0.04% due 07/01/13	1,000,000	1,000,000
Federal Farm Credit Bank[2]
0.03% due 07/03/13	1,000,000	999,998
Total Federal Agency Discount Notes
(Cost $6,999,926)		6,999,926

REPURCHASE AGREEMENTS††,3 - 5.8%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	406,561	406,561
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	396,370	396,370
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	396,370	396,370
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	396,370	396,370
Total Repurchase Agreements
(Cost $1,595,671)		1,595,671
Total Investments - 63.4%
(Cost $17,350,447)		$17,324,039
Other Assets & Liabilities, net - 36.6%		9,995,615
Total Net Assets - 100.0%		$27,319,654

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $28,314,000)	192	$(159,608)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $15,754,776)	$15,728,368
Repurchase agreements, at value
(cost $1,595,671)	1,595,671
Total investments
(cost $17,350,447)	17,324,039
Segregated cash with broker	351,900
Receivables:
Fund shares sold	14,082,418
Variation margin	150,834
Interest	36,164
Total assets	31,945,355
Liabilities:
Payable for:
Securities purchased	4,520,672
Fund shares redeemed	16,919
Management fees	8,527
Investor service fees	4,264
Transfer agent and administrative fees	3,411
Portfolio accounting fees	1,705
Miscellaneous	70,203
Total liabilities	4,625,701
Net assets	$27,319,654
Net assets consist of:
Paid in capital	$30,555,508
Accumulated net investment loss	(162)
Accumulated net realized loss on investments	(3,049,676)
Net unrealized depreciation on investments	(186,016)
Net assets	$27,319,654
Capital shares outstanding	2,029,332
Net asset value per share	$13.46

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$320,617
Total investment income	320,617

Expenses:
Management fees	77,530
Transfer agent and administrative fees	31,012
Investor service fees	38,765
Portfolio accounting fees	15,506
Professional fees	33,949
Custodian fees	1,889
Trustees’ fees*	1,714
Line of credit fees	212
Miscellaneous	(5,226)
Total expenses	195,351
Net investment income	125,266

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,337,226)
Futures contracts	(1,262,590)
Net realized loss	(3,599,816)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,690)
Futures contracts	(138,087)
Net change in unrealized appreciation (depreciation)	(153,777)
Net realized and unrealized loss	(3,753,593)
Net decrease in net assets resulting from operations	$(3,628,327)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$125,266	$346,172
Net realized gain (loss) on investments	(3,599,816)	1,128,460
Net change in unrealized appreciation (depreciation) on investments	(153,777)	(925,419)
Net increase (decrease) in net assets resulting from operations	(3,628,327)	549,213

Distributions to shareholders from:
Net investment income	(125,702)	(345,898)
Net realized gains	—	(9,881,240)
Total distributions to shareholders	(125,702)	(10,227,138)

Capital share transactions:
Proceeds from sale of shares	541,648,659	939,628,714
Distributions reinvested	125,702	10,227,138
Cost of shares redeemed	(531,850,144)	(960,286,630)
Net increase (decrease) from capital share transactions	9,924,217	(10,430,778)
Net increase (decrease) in net assets	6,170,188	(20,108,703)

Net assets:
Beginning of period	21,149,466	41,258,169
End of period	$27,319,654	$21,149,466
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(162)	$274

Capital share activity:
Shares sold	37,316,069	46,923,455
Shares issued from reinvestment of distributions	8,520	642,425
Shares redeemed	(36,686,310)	(48,267,152)
Net increase (decrease) in shares	638,279	(701,272)

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011[d]	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$15.20	$19.72	$14.20	$13.18	$34.48	$24.48
Income (loss) from investment operations:
Net investment income[b]	.06	.14	.29	.34	.56	.70
Net gain (loss) on investments (realized and unrealized)	(1.75)	.65	5.52	1.00	(10.66)	10.00
Total from investment operations	(1.69)	.79	5.81	1.34	(10.10)	10.70
Less distributions from:
Net investment income	(.05)	(.14)	(.29)	(.32)	(.56)	(.70)
Net realized gains	—	(5.17)	—	—	(10.64)	—
Total distributions	(.05)	(5.31)	(.29)	(.32)	(11.20)	(.70)
Net asset value, end of period	$13.46	$15.20	$19.72	$14.20	$13.18	$34.48

Total Return[c]	(11.12%)	3.01%	41.52%	10.14%	(31.54%)	44.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,320	$21,149	$41,258	$16,833	$24,092	$63,594
Ratios to average net assets:
Net investment income	0.81%	0.71%	1.81%	2.39%	2.29%	2.75%
Total expenses	1.26%	1.28%	1.29%	1.25%	1.26%	1.22%
Portfolio turnover rate	2,411%	3,230%	2,585%	2,452%	1,694%	1,372%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2008 through December 31, 2010 and the period January 1, 2011 through December 1, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

FUND PROFILE (Unaudited)	June 30, 2013

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
INverse government long bond strategy fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 40.8%
Federal Home Loan Bank[1]
0.04% due 07/01/13	$2,000,000	$2,000,000
Freddie Mac[2]
0.04% due 07/22/13	2,000,000	1,999,954
Federal Farm Credit Bank[1]
0.03% due 07/03/13	1,000,000	999,998
Total Federal Agency Discount Notes
(Cost $4,999,952)		4,999,952
REPURCHASE AGREEMENTS†† - 509.9%
Individual Repurchase Agreement[4]
Barclays Capital
issued 06/28/13 at 0.05%
due 07/01/13 (secured by a
U.S. Treasury Bond, at a rate of
2.88% and maturing 05/15/43
as collateral, with a value of
$26,388,094) to be repurchased
at $25,870,789	25,870,681	25,870,681
Joint Repurchase Agreements[3]
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	9,343,481	9,343,481
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	9,109,266	9,109,266
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	9,109,266	9,109,266
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	9,109,266	9,109,266
Total Repurchase Agreements
(Cost $62,541,960)		62,541,960
Total Long Investments - 550.7%
(Cost $67,541,912)		$67,541,912
U.S. GOVERNMENT SECURITIES SOLD SHORT†- (23.0)%
U.S. Treasury Bond
2.88% due 05/15/43	3,175,000	(2,814,341)
Total U.S. Government Securities Sold Short
(Proceeds $3,042,048)		(2,814,341)
Other Assets & Liabilities, net - (427.7)%		(52,461,188)
Total Net Assets - 100.0%		$12,266,383

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2013 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $10,912,688)	74	$(8,288)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.
[4]	All or portion of this security is pledged as short collateral at June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $4,999,952)	$4,999,952
Repurchase agreements, at value
(cost $62,541,960)	62,541,960
Total investments
(cost $67,541,912)	67,541,912
Segregated cash with broker	474,300
Receivables:
Interest	97,732
Fund shares sold	853
Total assets	68,114,797
Liabilities:
Securities sold short, at value
(proceeds $3,042,048)	2,814,341
Payable for:
Fund shares redeemed	29,038,446
Securities purchased	23,578,406
Variation margin	153,021
Management fees	16,972
Transfer agent and administrative fees	4,715
Investor service fees	4,715
Portfolio accounting fees	1,886
Miscellaneous	235,912
Total liabilities	55,848,414
Net assets	$12,266,383
Net assets consist of:
Paid in capital	$26,929,120
Accumulated net investment loss	(286,310)
Accumulated net realized loss on investments	(14,595,846)
Net unrealized appreciation on investments	219,419
Net assets	$12,266,383
Capital shares outstanding	1,221,133
Net asset value per share	$10.05

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$4,368
Total investment income	4,368

Expenses:
Management fees	77,954
Transfer agent and administrative fees	21,654
Investor service fees	21,654
Portfolio accounting fees	8,661
Short interest expense	143,345
Custodian fees	850
Trustees’ fees*	594
Miscellaneous	15,966
Total expenses	290,678
Net investment loss	(286,310)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(335)
Futures contracts	607,643
Securities sold short	779,910
Net realized gain	1,387,218
Net change in unrealized appreciation (depreciation) on:
Investments	(15)
Securities sold short	98,964
Futures contracts	(94,753)
Net change in unrealized appreciation (depreciation)	4,196
Net realized and unrealized gain	1,391,414
Net increase in net assets resulting from operations	$1,105,104

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(286,310)	$(590,322)
Net realized gain (loss) on investments	1,387,218	(1,052,200)
Net change in unrealized appreciation (depreciation) on investments	4,196	185,485
Net increase (decrease) in net assets resulting from operations	1,105,104	(1,457,037)

Capital share transactions:
Proceeds from sale of shares	611,993,621	687,777,979
Cost of shares redeemed	(609,201,945)	(684,773,574)
Net increase from capital share transactions	2,791,676	3,004,405
Net increase in net assets	3,896,780	1,547,368

Net assets:
Beginning of period	8,369,603	6,822,235
End of period	$12,266,383	$8,369,603
Accumulated net investment loss at end of period	$(286,310)	$—

Capital share activity:
Shares sold	63,913,163	73,225,372
Shares redeemed	(63,597,760)	(73,011,980)
Net increase in shares	315,403	213,392

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.24	$9.85	$14.16	$16.24	$13.60	$19.58
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.34)	(.63)	(.73)	(.33)	(.21)
Net gain (loss) on investments (realized and unrealized)	.97	(.27)	(3.68)	(1.35)	2.97	(5.68)
Total from investment operations	.81	(.61)	(4.31)	(2.08)	2.64	(5.89)
Less distributions from:
Net investment income	—	—	—	—	—	(.09)
Total distributions	—	—	—	—	—	(.09)
Net asset value, end of period	$10.05	$9.24	$9.85	$14.16	$16.24	$13.60

Total Return[c]	8.66%	(6.19%)	(30.44%)	(12.81%)	19.41%	(30.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,266	$8,370	$6,822	$17,181	$27,940	$10,625
Ratios to average net assets:
Net investment loss	(3.31%)	(3.53%)	(4.83%)	(5.12%)	(2.09%)	(1.12%)
Total expenses[d]	3.36%	3.70%	4.89%	5.31%	2.23%	4.12%
Portfolio turnover rate	7,082%	6,326%	2,031%	3,555%	—	2,851%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratio for the period ended June 30, 2013 and the years ended December 31 would be:

2013	2012	2011	2010	2009	2008
1.70%	1.72%	1.76%	1.70%	1.71%	1.65%

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN — Federal Agency Discount Notes

FAN — Federal Agency Notes

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 42.9%
Farmer Mac[1]
0.08% due 07/03/13	$10,000,000	$9,999,956
0.10% due 10/01/13	10,000,000	9,997,444
Total Farmer Mac		19,997,400
Fannie Mae[2]
0.09% due 12/19/13	10,000,000	9,995,725
0.15% due 09/03/13	5,000,000	4,998,667
Total Fannie Mae		14,994,392
Federal Home Loan Bank[1]
0.07% due 09/18/13	10,000,000	9,998,354
Federal Farm Credit Bank[1]
0.09% due 09/10/13	10,000,000	9,998,225
Freddie Mac[2]
0.08% due 10/22/13	10,000,000	9,997,489
Total Federal Agency Discount Notes
(Cost $64,985,860)		64,985,860

FEDERAL AGENCY NOTES†† - 6.6%
Federal Home Loan Bank[1]
0.10% due 11/08/13	10,000,000	9,999,542
Total Federal Agency Notes
(Cost $9,999,542)		9,999,542

REPURCHASE AGREEMENTS††,3 - 46.5%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	17,946,962	17,946,962
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	17,497,083	17,497,083
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	17,497,083	17,497,083
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	17,497,083	17,497,083
Total Repurchase Agreements
(Cost $70,438,211)		70,438,211
Total Investments - 96.0%
(Cost $145,423,613)		$145,423,613
Other Assets & Liabilities, net - 4.0%		6,081,044
Total Net Assets - 100.0%		$151,504,657

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $74,985,402)	$74,985,402
Repurchase agreements, at value
(cost $70,438,211)	70,438,211
Total investments
(cost $145,423,613)	145,423,613
Cash	15,222
Receivables:
Fund shares sold	7,369,960
Interest	1,794
Total assets	152,810,589
Liabilities:
Payable for:
Fund shares redeemed	1,137,889
Miscellaneous	168,043
Total liabilities	1,305,932
Net assets	$151,504,657
Net assets consist of:
Paid in capital	$151,503,667
Undistributed net investment income	9
Accumulated net realized gain on investments	981
Net unrealized appreciation on investments	—
Net assets	$151,504,657
Capital shares outstanding	151,523,270
Net asset value per share	$1.00

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$51,642
Total investment income	51,642

Expenses:
Management fees	278,675
Transfer agent and administrative fees	111,471
Investor service fees	139,338
Portfolio accounting fees	55,735
Professional fees	95,791
Custodian fees	6,373
Trustees’ fees*	4,763
Miscellaneous	6,979
Total expenses	699,125
Less:
Expenses waived by service company	(167,209)
Expenses waived by distributor	(139,158)
Expenses waived by Advisor	(341,145)
Total waived expenses	(647,512)
Net expenses	51,613
Net investment income	29

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation) on:
Investments	—
Net change in unrealized appreciation (depreciation)	—
Net realized and unrealized gain (loss)	—
Net increase in net assets resulting from operations	$29

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$29	$52
Net realized gain on investments	—	1,332
Net increase in net assets resulting from operations	29	1,384

Distributions to shareholders from:
Net investment income	(20)	(3,536)
Net realized gains	—	(633)
Total distributions to shareholders	(20)	(4,169)

Capital share transactions:
Proceeds from sale of shares	535,006,762	1,010,595,837
Distributions reinvested	20	4,169
Cost of shares redeemed	(514,483,152)	(1,076,255,948)
Net increase (decrease) from capital share transactions	20,523,630	(65,655,942)
Net increase (decrease) in net assets	20,523,639	(65,658,727)

Net assets:
Beginning of period	130,981,018	196,639,745
End of period	$151,504,657	$130,981,018
Undistributed net investment income at end of period	$9	$—

Capital share activity:
Shares sold	535,006,762	1,010,595,839
Shares issued from reinvestment of distributions	20	4,167
Shares redeemed	(514,483,152)	(1,076,255,948)
Net increase (decrease) in shares	20,523,630	(65,655,942)

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	— [c]	— [c]	— [c]	.01
Net gain on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	— [c]	— [c]	— [c]	— [c]	— [c]	.01
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(.01)
Net realized gains	—	(—)[c]	—	—	—	—
Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%	0.00%	0.00%	0.01%	0.06%	1.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151,505	$130,981	$196,640	$207,782	$231,451	$360,946
Ratios to average net assets:
Net investment income	0.01%	— [f]	— [f]	0.01%	0.02%	1.09%
Total expenses	1.25%	1.27%	1.29%	1.25%	1.28%	1.22%
Net expenses[e]	0.09%	0.13%	0.09%	0.18%	0.54%	1.22%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

[f]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the Target Beta and Money Market Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2.  Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3.  Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Nasdaq-100® Fund	0.75%
Inverse Nasdaq-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
Nasdaq-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Trust for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent and
Administrative Fees
Fund	(as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees and/or reimburse expense, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
Nova Fund	$25,604,592	$—	$1,802,240	$5,963	$—	$27,412,795
Inverse S&P 500® Strategy Fund	—	5,913	10,256,521	20,741	—	10,283,175
NASDAQ-100® Fund	41,547,884	—	7,085,947	11,458	—	48,645,289
Inverse NASDAQ-100® Strategy Fund	—	—	5,243,321	—	—	5,243,321
S&P 500® 2x Strategy Fund	16,291,143	—	3,760,527	12,289	—	20,063,959
NASDAQ-100® 2x Strategy Fund	11,996,339	—	10,296,436	165,090	—	22,457,865
Mid-Cap 1.5x Strategy Fund	5,873,476	2,197	2,504,431	26,290	—	8,406,394
Inverse Mid-Cap Strategy Fund	—	—	1,388,677	662	—	1,389,339
Russell 2000® 2x Strategy Fund	2,117,939	—	572,507	7,390	—	2,697,836
Russell 2000® 1.5x Strategy Fund	12,911,716	10,832	3,037,710	78,613	—	16,038,871
Inverse Russell 2000® Strategy Fund	—	—	3,744,390	5,286	—	3,749,676
Dow 2x Strategy Fund	12,290,026	2,456	4,169,879	—	—	16,462,361
Inverse Dow 2x Strategy Fund	—	—	8,480,530	87,800	—	8,568,330
Government Long Bond 1.2x Strategy Fund	8,728,442	—	8,595,597	—	—	17,324,039
Inverse Government Long Bond Strategy Fund	—	—	67,541,912	—	—	67,541,912
U.S. Government Money Market Fund	—	—	145,423,613	—	—	145,423,613

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Liabilities
Nova Fund	$—	$115,681	$—	$24,291	$—	$139,972
Inverse S&P 500® Strategy Fund	—	—	—	6,397	—	6,397
NASDAQ-100® Fund	—	1,534	—	—	—	1,534
Inverse NASDAQ-100® Strategy Fund	—	3,746	—	5,930	—	9,676
S&P 500® 2x Strategy Fund	—	149,549	—	39,221	—	188,770
NASDAQ-100® 2x Strategy Fund	—	537	—	—	—	537
Mid-Cap 1.5x Strategy Fund	—	—	—	5,888	—	5,888
Inverse Mid-Cap Strategy Fund	—	2,354	—	7,607	—	9,961
Russell 2000® 2x Strategy Fund	—	7,449	—	3,520	—	10,969
Russell 2000® 1.5x Strategy Fund	—	—	—	8,380	—	8,380
Inverse Russell 2000® Strategy Fund	—	4,804	—	4,669	—	9,473
Dow 2x Strategy Fund	—	—	—	64,820	—	64,820
Inverse Dow 2x Strategy Fund	—	8,245	—	—	—	8,245
Government Long Bond 1.2x Strategy Fund	—	159,608	—	—	—	159,608
Inverse Government Long Bond Strategy Fund	2,814,341	8,288	—	—	—	2,822,629

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.03%			2.13%
Due 07/01/13	$87,235,756	$87,235,974	12/31/15	$83,920,600	$88,980,702
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.06%			0.00%
Due 07/01/13	41,028,466	41,028,672	06/26/14	23,717,400	23,681,824
			U.S. Treasury Note
			0.88%
			01/31/18	18,400,000	18,167,268
HSBC Group			Fannie Mae
0.07%			0.52%
Due 07/01/13	40,000,000	40,000,233	05/27/16	26,434,000	26,468,203
			Freddie Mac
			3.00%
			07/28/14	13,562,000	14,331,838
Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	40,000,000	40,000,200	09/15/15	40,952,600	40,800,079

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund Name	Index Exposure	Liquidity	Index Exposure	Liquidity
Nova Fund	x	x	x	x
Inverse S&P 500® Strategy Fund	x	x	x	x
NASDAQ-100® Fund	x	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	x	x
S&P 500® 2x Strategy Fund	x	x	x	x
NASDAQ-100® 2x Strategy Fund	x	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	x	x
Russell 2000® 2x Strategy Fund	x	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x	x
Inverse Russell 2000® Strategy Fund	x	x	x	x
Dow 2x Strategy Fund	x	x	x	x
Inverse Dow 2x Strategy Fund	x	x	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short
Nova Fund	60%	—
Inverse S&P 500® Strategy Fund	—	100%
NASDAQ-100® Fund	25%	—
Inverse NASDAQ-100® Strategy Fund	—	100%
S&P 500® 2x Strategy Fund	120%	—
NASDAQ-100® 2x Strategy Fund	150%	—
Mid-Cap 1.5x Strategy Fund	80%	—
Inverse Mid-Cap Strategy Fund	—	100%
Russell 2000® 2x Strategy Fund	125%	—
Russell 2000® 1.5x Strategy Fund	65%	—
Inverse Russell 2000® Strategy Fund	—	100%
Dow 2x Strategy Fund	125%	—
Inverse Dow 2x Strategy Fund	—	200%
Government Long Bond 1.2x Strategy Fund	90%	—
Inverse Government Long Bond Strategy Fund	—	75%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value

	Futures	Swaps	Futures	Total Value at
	Equity	Equity	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	2013
Nova Fund	$—	$5,963	$—	$5,963
Inverse S&P 500® Strategy Fund	5,913	20,741	—	26,654
NASDAQ-100® Fund	—	11,458	—	11,458
S&P 500® 2x Strategy Fund	—	12,289	—	12,289
NASDAQ-100® 2x Strategy Fund	—	165,090	—	165,090
Mid-Cap 1.5x Strategy Fund	2,197	26,290	—	28,487
Inverse Mid-Cap Strategy Fund	—	662	—	662
Russell 2000® 2x Strategy Fund	—	7,390	—	7,390
Russell 2000® 1.5x Strategy Fund	10,832	78,613	—	89,445
Inverse Russell 2000® Strategy Fund	—	5,286	—	5,286
Dow 2x Strategy Fund	2,456	—	—	2,456
Inverse Dow 2x Strategy Fund	—	87,800	—	87,800

Liability Derivative Investments Value
	Futures	Swaps	Futures	Total Value at
	Equity	Equity	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	2013
Nova Fund	$115,681	$24,291	$—	$139,972
Inverse S&P 500® Strategy Fund	—	6,397	—	6,397
NASDAQ-100® Fund	1,534	—	—	1,534
Inverse NASDAQ-100® Strategy Fund	3,746	5,930	—	9,676
S&P 500® 2x Strategy Fund	149,549	39,221	—	188,770
NASDAQ-100® 2x Strategy Fund	537	—	—	537
Mid-Cap 1.5x Strategy Fund	—	5,888	—	5,888
Inverse Mid-Cap Strategy Fund	2,354	7,607	—	9,961
Russell 2000® 2x Strategy Fund	7,449	3,520	—	10,969
Russell 2000® 1.5x Strategy Fund	—	8,380	—	8,380
Inverse Russell 2000® Strategy Fund	4,804	4,669	—	9,473
Dow 2x Strategy Fund	—	64,820	—	64,820
Inverse Dow 2x Strategy Fund	8,245	—	—	8,245
Government Long Bond 1.2x Strategy Fund	—	—	159,608	159,608
Inverse Government Long Bond Strategy Fund	—	—	8,288	8,288

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures
	Equity	Equity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
Nova Fund	$488,648	$2,683,042	$—	$3,171,690
Inverse S&P 500® Strategy Fund	(264,191)	(1,493,976)	—	(1,758,167)
NASDAQ-100® Fund	(36,252)	337,874	—	301,622
Inverse NASDAQ-100® Strategy Fund	(68,457)	(698,402)	—	(766,859)
S&P 500® 2x Strategy Fund	546,377	3,871,090	—	4,417,467
NASDAQ-100® 2x Strategy Fund	1,097,169	2,443,581	—	3,540,750
Mid-Cap 1.5x Strategy Fund	470,575	724,154	—	1,194,729
Inverse Mid-Cap Strategy Fund	(54,196)	(159,089)	—	(213,285)
Russell 2000® 2x Strategy Fund	(18,780)	802,106	—	783,326
Russell 2000® 1.5x Strategy Fund	139,957	1,016,199	—	1,156,156
Inverse Russell 2000® Strategy Fund	(208,543)	(410,349)	—	(618,892)
Dow 2x Strategy Fund	809,960	2,861,527	—	3,671,487
Inverse Dow 2x Strategy Fund	(484,179)	(1,626,950)	—	(2,111,129)
Government Long Bond 1.2x Strategy Fund	—	—	(1,262,590)	(1,262,590)
Inverse Government Long Bond Strategy Fund	—	—	607,643	607,643

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures
	Equity	Equity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
Nova Fund	$(131,274)	$(238,679)	$—	$(369,953)
Inverse S&P 500® Strategy Fund	7,879	57,172	—	65,051
NASDAQ-100® Fund	(1,256)	(41,218)	—	(42,474)
Inverse NASDAQ-100® Strategy Fund	(15,268)	88,732	—	73,464
S&P 500® 2x Strategy Fund	(145,982)	(82,871)	—	(228,853)
NASDAQ-100® 2x Strategy Fund	(24,733)	(391,143)	—	(415,876)
Mid-Cap 1.5x Strategy Fund	(118,222)	(30,032)	—	(148,254)
Inverse Mid-Cap Strategy Fund	2,301	23,132	—	25,433
Russell 2000® 2x Strategy Fund	(8,733)	(56,551)	—	(65,284)
Russell 2000® 1.5x Strategy Fund	4,393	(30,942)	—	(26,549)
Inverse Russell 2000® Strategy Fund	(1,529)	42,399	—	40,870
Dow 2x Strategy Fund	31,264	(310,461)	—	(279,197)
Inverse Dow 2x Strategy Fund	(8,002)	196,173	—	188,171
Government Long Bond 1.2x Strategy Fund	—	—	(138,087)	(138,087)
Inverse Government Long Bond Strategy Fund	—	—	(94,753)	(94,753)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Nova Fund	$20,979,874	$6,538,109	$(111,151)	$6,426,958
Inverse S&P 500® Strategy Fund	10,256,521	—	—	—
NASDAQ-100® Fund	28,705,799	20,027,693	(99,661)	19,928,032
Inverse NASDAQ-100® Strategy Fund	5,243,236	85	—	85
S&P 500® 2x Strategy Fund	17,316,447	2,815,959	(80,736)	2,735,223
NASDAQ-100® 2x Strategy Fund	20,725,247	1,598,573	(31,045)	1,567,528
Mid-Cap 1.5x Strategy Fund	6,334,213	2,070,158	(26,464)	2,043,694
Inverse Mid-Cap Strategy Fund	1,388,677	—	—	—
Russell 2000® 2x Strategy Fund	2,106,704	612,048	(28,306)	583,742
Russell 2000® 1.5x Strategy Fund	14,638,943	1,416,743	(106,260)	1,310,483
Inverse Russell 2000® Strategy Fund	3,744,305	85	—	85
Dow 2x Strategy Fund	15,545,242	939,074	(24,411)	914,663
Inverse Dow 2x Strategy Fund	8,480,530	—	—	—
Government Long Bond 1.2x Strategy Fund	18,539,111	—	(1,215,072)	(1,215,072)
Inverse Government Long Bond Strategy Fund	67,669,533	—	(127,621)	(127,621)
U.S. Government Money Market Fund	145,423,613	—	—	—

8. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Nova Fund	$15,713,521	$12,127,727
Inverse S&P 500® Strategy Fund	—	—
NASDAQ-100® Fund	29,471,014	25,830,092
Inverse NASDAQ-100® Strategy Fund	—	—
S&P 500® 2x Strategy Fund	18,601,452	12,037,524
NASDAQ-100® 2x Strategy Fund	25,595,860	30,531,570
Mid-Cap 1.5x Strategy Fund	11,494,085	15,418,065
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	1,791,343	2,555,823
Russell 2000® 1.5x Strategy Fund	23,175,017	18,028,550
Inverse Russell 2000® Strategy Fund	—	—
Dow 2x Strategy Fund	55,012,718	63,457,743
Inverse Dow 2x Strategy Fund	—	—
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of government securities were:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$429,787,073	$428,453,449
Inverse Government Long Bond Strategy Fund	348,137,335	349,220,258

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013.

The average daily balances borrowed for the period ended June 30, 2013, were as follows:

Fund	Average Daily Balance
Nova Fund	$5,044
NASDAQ-100® Fund	5,072
S&P 500® 2x Strategy Fund	5,453
NASDAQ-100® 2x Strategy Fund	12,762
Mid-Cap 1.5x Strategy Fund	7,608
Russell 2000® 2x Strategy Fund	878
Dow 2x Strategy Fund	19,840
Government Long Bond 1.2x Strategy Fund	33,746

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Nova Fund	$3,556	$3,675
NASDAQ-100® Fund	19,357	20,125
Mid-Cap 1.5x Strategy Fund	17,570	18,050
Russell 2000® 2x Strategy Fund	2,465	2,548
Russell 2000® 1.5x Strategy Fund	13,862	14,926

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$26,516,688	$26,517,012	09/06/13	$10,651,095	$10,650,030
			Federal Home Loan Bank
			0.00%
			11/15/13	16,405,935	16,400,849
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	3,101,458	3,101,492	11/26/32	3,431,025	3,165,178

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500® Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
Nova Fund	Swaps Equity Contracts	$5,963	$—	$5,963	$—	$—	$5,963
	Repurchase agreements	1,802,240	—	1,802,240	—	1,802,240	—
	Securities lending	3,556	—	3,556	—	3,556	—
Total		1,811,759	—	1,811,759	—	1,805,796	5,963

Inverse S&P 500® Strategy Fund	Futures Equity Contracts	5,913	—	5,913	—	—	5,913
	Swaps Equity Contracts	20,741	—	20,741	—	—	20,741
	Repurchase agreements	6,256,550	—	6,256,550	—	6,256,550	—
Total		6,283,204	—	6,283,204	—	6,256,550	26,654

NASDAQ-100® Fund	Swaps Equity Contracts	11,458	—	11,458	—	—	11,458
	Repurchase agreements	7,085,947	—	7,085,947	—	7,085,947	—
	Securities lending	19,357	—	19,357	—	19,357	—
Total		7,116,762	—	7,116,762	—	7,105,304	11,458

Inverse NASDAQ-100® Fund	Repurchase agreements	4,243,418	—	4,243,418	—	4,243,418	—

S&P 500® 2x Strategy Fund	Swaps Equity Contracts	12,289	—	12,289	—	—	12,289
	Repurchase agreements	3,760,527	—	3,760,527	—	3,760,527	—
Total		3,772,816	—	3,772,816	—	3,760,527	12,289

NASDAQ-100® 2x Strategy Fund	Swaps Equity Contracts	165,090	—	165,090	—	—	165,090
	Repurchase agreements	10,296,436	—	10,296,436	—	10,296,436	—
Total		10,461,526	—	10,461,526	—	10,296,436	165,090

Mid-Cap 1.5x Strategy Fund	Futures Equity Contracts	2,197	—	2,197	—	—	2,197
	Swaps Equity Contracts	26,290	—	26,290	—	—	26,290
	Repurchase agreements	2,504,431	—	2,504,431	—	2,504,431	—
	Securities lending	17,570	—	17,570	—	17,570	—
Total		2,550,488	—	2,550,488	—	2,522,001	28,487

Inverse Mid-Cap Strategy Fund	Swaps Equity Contracts	662	—	662	—	—	662
	Repurchase agreements	838,684	—	838,684	—	838,684	—
Total		839,346	—	839,346	—	838,684	662

Russell 2000® 2x Strategy Fund	Swaps Equity Contracts	7,390	—	7,390	—	—	7,390
	Repurchase agreements	572,507	—	572,507	—	572,507	—
	Securities lending	2,465	—	2,465	—	2,465	—
Total		582,362	—	582,362	—	574,972	7,390

Russell 2000® 1.5x Strategy Fund	Futures Equity Contracts	10,832	—	10,832	—	—	10,832
	Swaps Equity Contracts	78,613	—	78,613	—	—	78,613
	Repurchase agreements	3,037,710	—	3,037,710	—	3,037,710	—
	Securities lending	13,862	—	13,862	—	13,862	—
Total		3,141,017	—	3,141,017	—	3,051,572	89,445

Inverse Russell 2000® Strategy Fund	Swaps Equity Contracts	5,286	—	5,286	—	—	5,286
	Repurchase agreements	2,744,487	—	2,744,487	—	—	2,744,487
Total		2,749,773	—	2,749,773	—	—	2,749,773

Dow 2x Strategy Fund	Futures Equity Contracts	2,456	—	2,456	—	—	2,456
	Repurchase agreements	4,169,879	—	4,169,879	—	4,169,879	—
Total		4,172,335	—	4,172,335	—	4,169,879	2,456

Inverse Dow 2x Strategy Fund	Swaps Equity Contracts	87,800	—	87,800	—	—	87,800
	Repurchase agreements	6,380,557	—	6,380,557	—	6,380,557	—
Total		6,468,357	—	6,468,357	—	6,380,557	87,800

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities

				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
Government Long Bond 1.2x
Strategy Fund	Repurchase agreements	$1,595,671	$—	$1,595,671	$—	$1,595,671	$—
Inverse Government Long
Bond Strategy Fund	Repurchase agreements	62,541,960	—	62,541,960	—	62,541,960	—

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of
		Gross Amounts	Gross Amounts Offset	Liabilities Presented		Cash
		of Recognized	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
Nova Fund	Futures Equity Contracts	$115,681	$—	$115,681	$—	$—	$115,681
	Swaps Equity Contracts	24,291	—	24,291	—	—	24,291
	Securities lending	3,675	—	3,675	—	3,675	—
Total		143,647	—	143,647	—	3,675	139,972

Inverse S&P 500® Strategy Fund	Swaps Equity Contracts	6,397	—	6,397	—	—	6,397

NASDAQ-100® Fund	Futures Equity Contracts	1,534	—	1,534	—	—	1,534
	Securities lending	20,125	—	20,125	—	20,125	—
Total		21,659	—	21,659	—	20,125	1,534

Inverse NASDAQ-100® Fund	Futures Equity Contracts	3,746	—	3,746	—	—	3,746
	Swaps Equity Contracts	5,930	—	5,930	—	—	5,930
Total		9,676	—	9,676	—	—	9,676

S&P 500® 2x Strategy Fund	Futures Equity Contracts	149,549	—	149,549	—	—	149,549
	Swaps Equity Contracts	39,221	—	39,221	—	—	39,221
Total		188,770	—	188,770	—	—	188,770

NASDAQ-100® 2x Strategy Fund	Futures Equity Contracts	537	—	537	—	—	537

Mid—Cap 1.5x Strategy Fund	Swaps Equity Contracts	5,888	—	5,888	—	—	5,888
	Securities lending	18,050	—	18,050	—	18,050	—
Total		23,938	—	23,938	—	18,050	5,888

Inverse Mid-Cap Strategy Fund	Futures Equity Contracts	2,354	—	2,354	—	—	2,354
	Swaps Equity Contracts	7,607	—	7,607	—	—	7,607
Total		9,961	—	9,961	—	—	9,961

Russell 2000® 2x Strategy Fund	Futures Equity Contracts	7,449	—	7,449	—	—	7,449
	Swaps Equity Contracts	3,520	—	3,520	—	—	3,520
	Securities lending	2,548	—	2,548	—	2,548	—
Total		13,517	—	13,517	—	2,548	10,969

Russell 2000® 1.5x Strategy Fund	Swaps Equity Contracts	8,380	—	8,380	—	—	8,380
	Securities lending	14,926	—	14,926	—	14,926	—
Total		23,306	—	23,306	—	14,926	8,380

Inverse Russell 2000® Strategy Fund	Futures Equity Contracts	4,804	—	4,804	—	—	4,804
	Swaps Equity Contracts	4,669	—	4,669	—	—	4,669
Total		9,473	—	9,473	—	—	9,473

Dow 2x Strategy Fund	Swaps Equity Contracts	64,820	—	64,820	—	—	64,820
Inverse Dow 2x Strategy Fund	Futures Equity Contracts	8,245	—	8,245	—	—	8,245
Government Long Bond 1.2x
Strategy Fund	Futures Interest Rate Contracts	159,608	—	159,608	—	—	159,608
Inverse Government Long
Bond Strategy Fund	Futures Interest Rate Contracts	8,288	—	8,288	—	—	8,288

[1]	Refer to notes 5 and 10 for additional information regarding repurchase agreements and securities lending arrangements, respectively.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated

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OTHER INFORMATION (Unaudited) (continued)

this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to com-parable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

trustee and officer

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES - concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position	Principal Occupations
and Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position	Principal Occupations
and Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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DOMESTIC EQUITY FUNDS
S&P 500® PURE GROWTH FUND
S&P 500® PURE VALUE FUND
S&P MIDCAP 400® PURE GROWTH FUND
S&P MIDCAP 400® PURE VALUE FUND
S&P SMALLCAP 600® PURE GROWTH FUND
S&P SMALLCAP 600® PURE VALUE FUND

INTERNATIONAL EQUITY FUNDS
EUROPE 1.25x STRATEGY FUND
JAPAN 2x STRATEGY FUND

SPECIALTY FUNDS
STRENGTHENING DOLLAR 2x STRATEGY FUND
WEAKENING DOLLAR 2x STRATEGY FUND

RVATB2-SEMI-3-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | the RYDEX FUNDS SEMI-ANNUAL REPORT

Economic and Market overview (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Certain Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | the RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.56%	16.86%	$1,000.00	$1,168.60	$8.39
S&P 500® Pure Value Fund	1.56%	18.99%	1,000.00	1,189.90	8.47
S&P MidCap 400® Pure Growth Fund	1.56%	10.99%	1,000.00	1,109.90	8.16
S&P MidCap 400® Pure Value Fund	1.56%	16.20%	1,000.00	1,162.00	8.36
S&P SmallCap 600® Pure Growth Fund	1.56%	13.77%	1,000.00	1,137.70	8.27
S&P SmallCap 600® Pure Value Fund	1.56%	16.73%	1,000.00	1,167.30	8.38
Europe 1.25x Strategy Fund	1.72%	0.40%	1,000.00	1,004.00	8.55
Japan 2x Strategy Fund	1.55%	28.52%	1,000.00	1,285.20	8.78
Strengthening Dollar 2x Strategy Fund	1.75%	6.87%	1,000.00	1,068.70	8.98
Weakening Dollar 2x Strategy Fund	1.76%	(9.34%)	1,000.00	906.60	8.32

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.56%	5.00%	$1,000.00	$1,017.06	$7.80
S&P 500® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P MidCap 400® Pure Growth Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P MidCap 400® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P SmallCap 600® Pure Growth Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
S&P SmallCap 600® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
Europe 1.25x Strategy Fund	1.72%	5.00%	1,000.00	1,016.27	8.60
Japan 2x Strategy Fund	1.55%	5.00%	1,000.00	1,017.11	7.75
Strengthening Dollar 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Weakening Dollar 2x Strategy Fund	1.76%	5.00%	1,000.00	1,016.07	8.80

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

6 | the RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2013

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
SLM Corp.	2.7%
Seagate Technology plc	2.3%
Tesoro Corp.	2.1%
Netflix, Inc.	1.9%
Southwest Airlines Co.	1.9%
Life Technologies Corp.	1.8%
Regeneron Pharmaceuticals, Inc.	1.6%
Discover Financial Services	1.6%
Bank of America Corp.	1.6%
Gilead Sciences, Inc.	1.6%
Top Ten Total	19.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Consumer Discretionary - 29.3%
Netflix, Inc.*	4,520	$954,127
TripAdvisor, Inc.*	12,740	775,484
PVH Corp.	6,030	754,051
Newell Rubbermaid, Inc.	28,670	752,588
Comcast Corp. — Class A	17,880	748,814
Scripps Networks Interactive, Inc. — Class A	10,490	700,311
Delphi Automotive plc	13,160	667,080
The Gap, Inc.	15,690	654,744
Priceline.com, Inc.*	757	626,137
DR Horton, Inc.	24,540	522,211
Amazon.com, Inc.*	1,739	482,903
BorgWarner, Inc.*	5,290	455,734
Time Warner, Inc.	7,750	448,105
Discovery Communications, Inc. — Class A*	5,336	411,993
Urban Outfitters, Inc.*	10,170	409,037
DIRECTV*	6,464	398,312
Home Depot, Inc.	5,020	388,899
Time Warner Cable, Inc.	3,420	384,682
Lowe’s Companies, Inc.	8,860	362,374
TJX Companies, Inc.	7,236	362,234
CBS Corp. — Class B	7,350	359,195
Wyndham Worldwide Corp.	5,920	338,802
Twenty-First Century Fox, Inc. — Class A	10,220	333,172
AutoZone, Inc.*	709	300,396
Lennar Corp. — Class A	8,130	293,005
PetSmart, Inc.	4,270	286,047
Ross Stores, Inc.	4,350	281,924
Wynn Resorts Ltd.	2,078	265,984
Fossil Group, Inc.*	2,450	253,110
L Brands, Inc.	4,480	220,640
Leggett & Platt, Inc.	6,680	207,681
PulteGroup, Inc.*	9,510	180,405
Total Consumer Discretionary		14,580,181

Health Care - 17.9%
Life Technologies Corp.*	12,013	889,082
Regeneron Pharmaceuticals, Inc.*	3,650	820,811
Gilead Sciences, Inc.*	15,352	786,176
Mylan, Inc.*	23,280	722,378
Celgene Corp.*	5,816	679,949
Agilent Technologies, Inc.	14,970	640,117
Actavis, Inc.*	4,415	557,261
Eli Lilly & Co.	10,930	536,882
Alexion Pharmaceuticals, Inc.*	5,780	533,147
Amgen, Inc.	4,077	402,237
AbbVie, Inc.	8,690	359,245
Intuitive Surgical, Inc.*	703	356,126
Zoetis, Inc.	11,070	341,952
Biogen Idec, Inc.*	1,504	323,661
PerkinElmer, Inc.	9,540	310,050
DaVita HealthCare Partners, Inc.*	2,510	303,208
Cerner Corp.*	2,210	212,359
Edwards Lifesciences Corp.*	1,850	124,320
Total Health Care		8,898,961

Information Technology - 16.2%
Seagate Technology plc	25,150	1,127,475
Visa, Inc. — Class A	3,119	569,997
eBay, Inc.*	10,400	537,889
Teradyne, Inc.*	29,500	518,314
Yahoo!, Inc.*	20,190	506,971
Applied Materials, Inc.	31,070	463,254
Apple, Inc.	1,138	450,739
Google, Inc. — Class A*	487	428,740
Salesforce.com, Inc.*	10,434	398,370
Intel Corp.	16,170	391,637
Amphenol Corp. — Class A	4,712	367,253
Adobe Systems, Inc.*	7,830	356,735
KLA-Tencor Corp.	6,090	339,396
Broadcom Corp. — Class A	9,803	330,949
QUALCOMM, Inc.	4,880	298,070
LSI Corp.*	41,570	296,810
Mastercard, Inc. — Class A	430	247,035
Akamai Technologies, Inc.*	5,416	230,451
Cognizant Technology Solutions Corp. — Class A*	3,253	203,670
Total Information Technology		8,063,755

Financials - 14.7%
SLM Corp.	59,550	1,361,312
Discover Financial Services	17,050	812,262
Bank of America Corp.	62,610	805,165
Huntington Bancshares, Inc.	95,880	755,534
Zions Bancorporation	23,450	677,236
Ameriprise Financial, Inc.	6,340	512,779
U.S. Bancorp	12,110	437,777
Moody’s Corp.	7,130	434,431
Franklin Resources, Inc.	3,150	428,463
American Express Co.	3,980	297,545
American Tower Corp. — Class A	3,936	287,997
Health Care REIT, Inc.	4,020	269,461
T. Rowe Price Group, Inc.	3,590	262,609
Total Financials		7,342,571

Industrials - 8.3%
Southwest Airlines Co.	72,920	939,940
Boeing Co.	6,170	632,055
PACCAR, Inc.	10,460	561,284
Quanta Services, Inc.*	12,970	343,186
Snap-on, Inc.	3,340	298,529
Cintas Corp.	5,650	257,301
Cummins, Inc.	2,340	253,796
Illinois Tool Works, Inc.	3,430	237,253
Stericycle, Inc.*	1,933	213,461
Masco Corp.	10,010	195,095
Equifax, Inc.	3,180	187,397
Total Industrials		4,119,297

8 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P 500® PURE GROWTH FUND

	Shares	Value

Energy - 5.3%
Tesoro Corp.	19,530	$1,021,810
Denbury Resources, Inc.*	43,960	761,387
EOG Resources, Inc.	2,680	352,902
Noble Energy, Inc.	4,570	274,383
Pioneer Natural Resources Co.	1,746	252,734
Total Energy		2,663,216

Materials - 5.1%
Eastman Chemical Co.	7,480	523,675
Sherwin-Williams Co.	2,860	505,076
CF Industries Holdings, Inc.	1,934	331,681
PPG Industries, Inc.	1,860	272,323
Ecolab, Inc.	3,009	256,337
Mosaic Co.	4,320	232,459
Ball Corp.	5,400	224,316
FMC Corp.	3,008	183,668
Total Materials		2,529,535

Consumer Staples - 1.9%
Constellation Brands, Inc. — Class A*	7,320	381,518
Monster Beverage Corp.*	5,880	357,328
Dr Pepper Snapple Group, Inc.	4,690	215,412
Total Consumer Staples		954,258

Telecommunication Services - 0.9%
Crown Castle International Corp.*	6,080	440,131
Total Common Stocks
(Cost $39,293,729)		49,591,905

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.9%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$449,477	449,477
Total Repurchase Agreement
(Cost $449,477)		449,477
Total Investments - 100.5%
(Cost $39,743,206)		$50,041,382
Other Assets & Liabilities, net - (0.5)%		(250,365)
Total Net Assets - 100.0%		$49,791,017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5. plc — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 9

S&P 500® PURE Growth FUND

STATEmENT OF ASSETS
ANd LiABiLiTiES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $39,293,729)	$49,591,905
Repurchase agreements, at value
(cost $449,477)	449,477
Total investments
(cost $39,743,206)	50,041,382
Receivables:
Fund shares sold	1,043,951
Dividends	21,351
Total assets	51,106,684
Liabilities:
Overdraft due to custodian bank	213
Payable for:
Securities purchased	1,078,960
Fund shares redeemed	118,718
Management fees	28,941
Transfer agent and administrative fees	9,647
Investor service fees	9,647
Portfolio accounting fees	3,859
Miscellaneous	65,682
Total liabilities	1,315,667
Net assets	$49,791,017
Net assets consist of:
Paid in capital	$38,689,962
Accumulated net investment loss	(111,023)
Accumulated net realized gain on investments	913,902
Net unrealized appreciation on investments	10,298,176
Net assets	$49,791,017
Capital shares outstanding	1,264,840
Net asset value per share	$39.37

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $213)	$225,140
Income from securities lending, net	4,801
Interest	53
Total investment income	229,994

Expenses:
Management fees	163,909
Transfer agent and administrative fees	54,637
Investor service fees	54,636
Portfolio accounting fees	21,854
Professional fees	23,470
Custodian fees	2,427
Trustees’ fees*	1,187
Line of credit fees	42
Miscellaneous	18,855
Total expenses	341,017
Net investment loss	(111,023)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	329,296
Net realized gain	329,296
Net change in unrealized appreciation (depreciation) on:
Investments	5,476,288
Net change in unrealized appreciation (depreciation)	5,476,288
Net realized and unrealized gain	5,805,584
Net increase in net assets resulting from operations	$5,694,561

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500® PURE Growth FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(111,023)	$(155,205)
Net realized gain on investments	329,296	6,184,686
Net change in unrealized appreciation (depreciation) on investments	5,476,288	(1,685,662)
Net increase in net assets resulting from operations	5,694,561	4,343,819

Distributions to shareholders from:
Net realized gains	—	(245,728)
Total distributions to shareholders	—	(245,728)

Capital share transactions:
Proceeds from sale of shares	90,791,580	128,493,607
Distributions reinvested	—	245,728
Cost of shares redeemed	(76,020,680)	(141,577,701)
Net increase (decrease) from capital share transactions	14,770,900	(12,838,366)
Net increase (decrease) in net assets	20,465,461	(8,740,275)

Net assets:
Beginning of period	29,325,556	38,065,831
End of period	$49,791,017	$29,325,556
Accumulated net investment loss at end of period	$(111,023)	$—

Capital share activity:
Shares sold	2,419,262	3,926,086
Shares issued from reinvestment of distributions	—	7,542
Shares redeemed	(2,024,814)	(4,332,514)
Net increase (decrease) in shares	394,448	(398,886)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE Growth FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.69	$29.99	$30.33	$24.25	$16.47	$27.36
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.15)	(.25)	(.20)	(.10)	(.09)
Net gain (loss) on investments (realized and unrealized)	5.78	4.13	(.09)	6.28	7.88	(10.80)
Total from investment operations	5.68	3.98	(.34)	6.08	7.78	(10.89)
Less distributions from:
Net realized gains	—	(.28)	—	—	—	—
Total distributions	—	(.28)	—	—	—	—
Net asset value, end of period	$39.37	$33.69	$29.99	$30.33	$24.25	$16.47

Total Return[c]	16.86%	13.31%	(1.09%)	25.03%	47.24%	(39.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,791	$29,326	$38,066	$49,301	$34,481	$13,207
Ratios to average net assets:
Net investment loss	(0.51%)	(0.46%)	(0.81%)	(0.77%)	(0.53%)	(0.40%)
Total expenses	1.56%	1.58%	1.64%	1.57%	1.55%	1.51%
Net expenses[d]	1.56%	1.58%	1.61%	1.57%	1.55%	1.51%
Portfolio turnover rate	163%	391%	423%	356%	497%	360%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.

12 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Genworth Financial, Inc. — Class A	3.1%
WellPoint, Inc.	2.5%
Assurant, Inc.	2.4%
Xerox Corp.	2.0%
Hartford Financial Services Group, Inc.	2.0%
Tyson Foods, Inc. — Class A	1.8%
Humana, Inc.	1.7%
Archer-Daniels-Midland Co.	1.7%
MetLife, Inc.	1.7%
Safeway, Inc.	1.7%
Top Ten Total	20.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Financials - 34.9%
Genworth Financial, Inc. — Class A*	116,469	$1,328,912
Assurant, Inc.	20,535	1,045,437
Hartford Financial Services Group, Inc.	27,500	850,300
MetLife, Inc.	16,060	734,906
Lincoln National Corp.	18,548	676,446
Unum Group	22,597	663,674
American International Group, Inc.*	13,695	612,167
Principal Financial Group, Inc.	13,706	513,290
Allstate Corp.	10,110	486,493
NASDAQ OMX Group, Inc.	13,966	457,945
SunTrust Banks, Inc.	13,776	434,909
Leucadia National Corp.	16,498	432,578
Citigroup, Inc.	8,994	431,442
NYSE Euronext	10,252	424,433
E*TRADE Financial Corp.*	33,130	419,426
Legg Mason, Inc.	12,939	401,238
JPMorgan Chase & Co.	7,395	390,382
XL Group plc — Class A	12,063	365,750
Goldman Sachs Group, Inc.	2,357	356,496
PNC Financial Services Group, Inc.	4,673	340,755
Morgan Stanley	13,141	321,035
Loews Corp.	7,130	316,572
Capital One Financial Corp.	4,872	306,010
CME Group, Inc. — Class A	3,930	298,601
Travelers Companies, Inc.	3,560	284,515
Fifth Third Bancorp	15,248	275,226
ACE Ltd.	2,984	267,008
State Street Corp.	4,010	261,492
People’s United Financial, Inc.	17,470	260,303
Torchmark Corp.	3,781	246,294
BB&T Corp.	6,084	206,126
Aflac, Inc.	3,020	175,522
Berkshire Hathaway, Inc. — Class B*	1,500	167,880
Wells Fargo & Co.	4,040	166,731
Chubb Corp.	1,850	156,603
Total Financials		15,076,897

Energy - 12.2%
Hess Corp.	10,506	698,544
Valero Energy Corp.	19,657	683,474
Phillips 66	9,800	577,318
ConocoPhillips	8,630	522,114
Nabors Industries Ltd.	31,230	478,131
Murphy Oil Corp.	7,160	435,972
Newfield Exploration Co.*	13,230	316,065
Baker Hughes, Inc.	5,360	247,257
Apache Corp.	2,450	205,384
Chevron Corp.	1,620	191,711
WPX Energy, Inc.*	9,730	184,286
Marathon Oil Corp.	5,145	177,914
Rowan Companies plc — Class A*	5,040	171,713
Peabody Energy Corp.	10,470	153,281
Devon Energy Corp.	2,420	125,550
Ensco plc — Class A	2,050	119,146
Total Energy		5,287,860

Health Care - 11.2%
WellPoint, Inc.	13,080	1,070,467
Humana, Inc.	8,870	748,451
Aetna, Inc.	8,828	560,931
Cardinal Health, Inc.	9,978	470,961
Tenet Healthcare Corp.*	9,972	459,709
McKesson Corp.	3,736	427,772
AmerisourceBergen Corp. — Class A	7,514	419,507
Cigna Corp.	5,222	378,543
UnitedHealth Group, Inc.	4,540	297,279
Total Health Care		4,833,620

Consumer Staples - 9.0%
Tyson Foods, Inc. — Class A	29,499	757,534
Archer-Daniels-Midland Co.	22,064	748,190
Safeway, Inc.	30,196	714,438
Kroger Co.	11,682	403,496
Walgreen Co.	8,080	357,136
CVS Caremark Corp.	5,287	302,311
Molson Coors Brewing Co. — Class B	5,000	239,300
Mondelez International, Inc. — Class A	7,620	217,399
Sysco Corp.	4,626	158,024
Total Consumer Staples		3,897,828

Consumer Discretionary - 8.9%
Staples, Inc.	32,903	521,842
Ford Motor Co.	33,498	518,214
Goodyear Tire & Rubber Co.*	23,992	366,838
Washington Post Co. — Class B	743	359,441
Johnson Controls, Inc.	9,702	347,235
Best Buy Company, Inc.	11,856	324,024
Whirlpool Corp.	2,541	290,589
Harman International Industries, Inc.	5,300	287,260
Kohl’s Corp.	5,600	282,855
JC Penney Company, Inc.*	14,695	250,991
Macy’s, Inc.	3,350	160,800
Target Corp.	2,120	145,983
Total Consumer Discretionary		3,856,072

Information Technology - 7.9%
Xerox Corp.	94,353	855,781
Western Digital Corp.	10,457	649,275
Dell, Inc.	48,494	647,395
Jabil Circuit, Inc.	25,649	522,727
SAIC, Inc.	30,728	428,041
Corning, Inc.	22,600	321,598
Total Information Technology		3,424,817

Industrials - 6.9%
Ryder System, Inc.	7,213	438,478
L-3 Communications Holdings, Inc.	4,833	414,382
Jacobs Engineering Group, Inc.*	7,065	389,493

14 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P 500® PURE VALUE FUND

	Shares	Value

Fluor Corp.	5,580	$330,950
Northrop Grumman Corp.	3,615	299,322
General Dynamics Corp.	2,900	227,157
Pitney Bowes, Inc.[1]	14,530	213,300
Textron, Inc.	7,230	188,342
FedEx Corp.	1,690	166,600
Avery Dennison Corp.	3,600	153,936
Raytheon Co.	2,320	153,398
Total Industrials		2,975,358

Utilities - 4.2%
NRG Energy, Inc.	17,360	463,512
Pepco Holdings, Inc.	12,607	254,158
Ameren Corp.	7,020	241,768
Entergy Corp.	2,430	169,323
Exelon Corp.	5,440	167,987
Integrys Energy Group, Inc.	2,483	145,330
Public Service Enterprise Group, Inc.	3,910	127,701
PPL Corp.	4,140	125,276
FirstEnergy Corp.	2,910	108,659
Total Utilities		1,803,714

Materials - 4.0%
Alcoa, Inc.	58,774	459,613
United States Steel Corp.[1]	21,475	376,456
Allegheny Technologies, Inc.	12,350	324,929
Cliffs Natural Resources, Inc.[1]	16,332	265,395
LyondellBasell Industries N.V. — Class A	2,400	159,024
Dow Chemical Co.	4,200	135,114
Total Materials		1,720,531

Telecommunication Services - 0.3%
Frontier Communications Corp.[1]	33,705	136,505
Total Common Stocks
(Cost $33,302,052)		43,013,202

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$271,589	271,589
Total Repurchase Agreement
(Cost $271,589)		271,589

SECURITIES LENDING COLLATERAL††,3 - 1.2%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	459,108	459,108
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	53,698	53,698
Total Securities Lending Collateral
(Cost $512,806)		512,806
Total Investments - 101.3%
(Cost $34,086,447)		$43,797,597
Other Assets & Liabilities, net - (1.3)%		(564,566)
Total Net Assets - 100.0%		$43,233,031

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.

plc — Public Limited Company

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® PURE VALUE FUND

STATEmENT OF ASSETS
ANd LiABiLiTiES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $490,217 of securities loaned
(cost $33,302,052)	$43,013,202
Repurchase agreements, at value
(cost $784,395)	784,395
Total investments
(cost $34,086,447)	43,797,597
Cash	1,441
Receivables:
Fund shares sold	1,161,188
Securities sold	167,962
Dividends	52,922
Interest	652
Total assets	45,181,762
Liabilities:
Payable for:
Securities purchased	1,120,466
Upon return of securities loaned	512,806
Fund shares redeemed	209,265
Management fees	27,231
Transfer agent and administrative fees	9,077
Investor service fees	9,077
Portfolio accounting fees	3,631
Miscellaneous	57,178
Total liabilities	1,948,731
Net assets	$43,233,031
Net assets consist of:
Paid in capital	$39,889,895
Undistributed net investment income	216,182
Accumulated net realized loss on investments	(6,584,196)
Net unrealized appreciation on investments	9,711,150
Net assets	$43,233,031
Capital shares outstanding	379,187
Net asset value per share	$114.02

STATEmENT OF
OPErATiONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $371)	$450,003
Income from securities lending, net	6,573
Interest	52
Total investment income	456,628

Expenses:
Management fees	163,550
Transfer agent and administrative fees	54,517
Investor service fees	54,517
Portfolio accounting fees	21,807
Professional fees	17,897
Custodian fees	2,456
Trustees’ fees*	916
Line of credit fees	56
Miscellaneous	24,678
Total expenses	340,394
Net investment income	116,234

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(318,442)
Net realized loss	(318,442)
Net change in unrealized appreciation (depreciation) on:
Investments	6,061,758
Net change in unrealized appreciation (depreciation)	6,061,758
Net realized and unrealized gain	5,743,316
Net increase in net assets resulting from operations	$5,859,550

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$116,234	$101,618
Net realized gain (loss) on investments	(318,442)	2,821,072
Net change in unrealized appreciation (depreciation) on investments	6,061,758	1,594,160
Net increase in net assets resulting from operations	5,859,550	4,516,850

Distributions to shareholders from:
Net investment income	—	(111,576)
Total distributions to shareholders	—	(111,576)

Capital share transactions:
Proceeds from sale of shares	112,907,282	142,596,560
Distributions reinvested	—	111,576
Cost of shares redeemed	(104,411,223)	(149,782,746)
Net increase (decrease) from capital share transactions	8,496,059	(7,074,610)
Net increase (decrease) in net assets	14,355,609	(2,669,336)

Net assets:
Beginning of period	28,877,422	31,546,758
End of period	$43,233,031	$28,877,422
Undistributed net investment income at end of period	$216,182	$99,948

Capital share activity:
Shares sold	1,049,760	1,632,941
Shares issued from reinvestment of distributions	—	1,243
Shares redeemed	(971,946)	(1,733,240)
Net increase (decrease) in shares	77,814	(99,056)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$95.82	$78.78	$81.39	$68.16	$45.81	$126.85
Income (loss) from investment operations:
Net investment income[b]	.29	.35	.29	.02	.65	2.35
Net gain (loss) on investments (realized and unrealized)	17.91	17.13	(2.88)	13.79	22.78	(65.04)
Total from investment operations	18.20	17.48	(2.59)	13.81	23.43	(62.69)
Less distributions from:
Net investment income	—	(.44)	(.02)	(.58)	(1.08)	(1.15)
Net realized gains	—	—	—	—	—	(17.20)
Total distributions	—	(.44)	(.02)	(.58)	(1.08)	(18.35)
Net asset value, end of period	$114.02	$95.82	$78.78	$81.39	$68.16	$45.81

Total Return[c]	18.99%	22.23%	(3.17%)	20.32%	51.22%	(48.65%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,233	$28,877	$31,547	$29,243	$27,851	$9,479
Ratios to average net assets:
Net investment income	0.53%	0.40%	0.35%	0.03%	1.18%	2.42%
Total expenses	1.56%	1.58%	1.61%	1.55%	1.54%	1.51%
Portfolio turnover rate	212%	523%	724%	425%	421%	389%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

18 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
3D Systems Corp.	3.3%
Semtech Corp.	2.6%
Chico’s FAS, Inc.	2.4%
Vertex Pharmaceuticals, Inc.	2.3%
Worthington Industries, Inc.	2.3%
Thor Industries, Inc.	2.3%
Williams-Sonoma, Inc.	1.9%
City National Corp.	1.9%
HollyFrontier Corp.	1.9%
SVB Financial Group	1.8%
Top Ten Total	22.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer Discretionary - 27.1%
Chico’s FAS, Inc.	50,880	$868,013
Thor Industries, Inc.	16,700	821,306
Williams-Sonoma, Inc.	12,410	693,595
LKQ Corp.*	24,772	637,879
Jarden Corp.*	12,015	525,656
Ascena Retail Group, Inc.*	28,170	491,567
Polaris Industries, Inc.	5,009	475,855
Under Armour, Inc. — Class A*	7,798	465,618
Gentex Corp.	18,389	423,866
Bob Evans Farms, Inc.	8,682	407,880
Foot Locker, Inc.	11,080	389,240
Cinemark Holdings, Inc.	13,690	382,225
Cabela’s, Inc.*	4,800	310,848
ANN, Inc.*	9,180	304,776
AMC Networks, Inc. — Class A*	4,390	287,150
Service Corporation International	15,830	285,415
Dick’s Sporting Goods, Inc.	5,560	278,334
Hanesbrands, Inc.	5,340	274,583
MDC Holdings, Inc.	7,420	241,225
Carter’s, Inc.	3,113	230,580
Lamar Advertising Co. — Class A*	5,310	230,454
Tractor Supply Co.	1,846	217,108
Toll Brothers, Inc.*	6,380	208,179
American Eagle Outfitters, Inc.	10,850	198,121
HSN, Inc.	3,543	190,330
Total Consumer Discretionary		9,839,803

Information Technology - 25.3%
3D Systems Corp.*,1	27,720	1,216,908
Semtech Corp.*	26,576	930,958
Alliance Data Systems Corp.*	3,074	556,486
ValueClick, Inc.*	21,680	535,063
Ciena Corp.*	24,930	484,140
CoreLogic, Inc.*	20,460	474,058
Equinix, Inc.*	2,481	458,290
NeuStar, Inc. — Class A*	8,703	423,662
WEX, Inc.*	5,270	404,209
Mentor Graphics Corp.	19,840	387,872
Skyworks Solutions, Inc.*	17,660	386,577
Cree, Inc.*	5,910	377,413
CommVault Systems, Inc.*	4,780	362,754
Rackspace Hosting, Inc.*	8,080	306,151
Concur Technologies, Inc.*	3,737	304,117
InterDigital, Inc.	6,590	294,244
Trimble Navigation Ltd.*	9,898	257,447
ACI Worldwide, Inc.*	5,310	246,809
Itron, Inc.*	5,790	245,670
SolarWinds, Inc.*	5,406	209,807
Atmel Corp.*	26,350	193,673
Cadence Design Systems, Inc.*	12,150	175,932
Total Information Technology		9,232,240

Financials - 15.1%
City National Corp.	10,708	678,566
SVB Financial Group*	7,860	654,895
First American Financial Corp.	27,700	610,508
Cathay General Bancorp	28,585	581,705
Washington Federal, Inc.	28,968	546,916
Synovus Financial Corp.	178,560	521,395
Affiliated Managers Group, Inc.*	2,450	401,653
Signature Bank*	3,776	313,484
Corrections Corporation of America	8,120	275,025
Jones Lang LaSalle, Inc.	2,860	260,660
Waddell & Reed Financial, Inc. — Class A	5,680	247,080
Eaton Vance Corp.	5,670	213,135
Extra Space Storage, Inc.	4,840	202,941
Total Financials		5,507,963

Industrials - 14.2%
Terex Corp.*	22,600	594,380
Alaska Air Group, Inc.*	10,897	566,644
Valmont Industries, Inc.	2,896	414,388
Nordson Corp.	5,750	398,532
Timken Co.	6,850	385,517
Fortune Brands Home & Security, Inc.	9,370	362,994
Lennox International, Inc.	5,600	361,424
Lincoln Electric Holdings, Inc.	6,140	351,638
J.B. Hunt Transport Services, Inc.	4,740	342,418
Copart, Inc.*	10,652	328,082
Wabtec Corp.	4,512	241,076
AMETEK, Inc.	5,602	236,965
Graco, Inc.	3,650	230,717
B/E Aerospace, Inc.*	3,240	204,379
Clean Harbors, Inc.*	3,324	167,962
Total Industrials		5,187,116

Health Care - 7.7%
Vertex Pharmaceuticals, Inc.*	10,690	853,811
United Therapeutics Corp.*	9,212	606,334
ResMed, Inc.[1]	9,303	419,844
Cooper Companies, Inc.	2,429	289,172
Mallinckrodt plc*	6,180	280,757
Charles River Laboratories International, Inc.*	4,330	177,660
Thoratec Corp.*	5,655	177,058
Total Health Care		2,804,636

Materials - 6.2%
Worthington Industries, Inc.	25,927	822,146
Valspar Corp.	6,650	430,055
NewMarket Corp.	1,066	279,889
Louisiana-Pacific Corp.*	15,390	227,618
Packaging Corporation of America	4,390	214,934
Eagle Materials, Inc.	2,890	191,520
Royal Gold, Inc.	2,223	93,544
Total Materials		2,259,706

20 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Energy - 1.9%
HollyFrontier Corp.	15,850	$678,063
Consumer Staples - 1.3%
Ingredion, Inc.	7,358	482,832
Telecommunication Services - 0.7%
tw telecom, Inc. — Class A*	9,560	269,018
Total Common Stocks
(Cost $30,613,023)		36,261,377

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$229,171	229,171
Total Repurchase Agreement
(Cost $229,171)		229,171

SECURITIES LENDING COLLATERAL††,3 - 2.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	844,322	844,322
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	98,754	98,754
Total Securities Lending Collateral
(Cost $943,076)		943,076
Total Investments - 102.7%
(Cost $31,785,270)		$37,433,624
Other Assets & Liabilities, net - (2.7)%		(987,660)
Total Net Assets - 100.0%		$36,445,964

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.
plc — Public Limited Company

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 21

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $898,980 of securities loaned
(cost $30,613,023)	$36,261,377
Repurchase agreements, at value
(cost $1,172,247)	1,172,247
Total investments
(cost $31,785,270)	37,433,624
Receivables:
Fund shares sold	875,982
Dividends	19,160
Interest	2,719
Total assets	38,331,485
Liabilities:
Payable for:
Upon return of securities loaned	943,076
Securities purchased	800,872
Fund shares redeemed	41,533
Management fees	19,862
Transfer agent and administrative fees	6,621
Investor service fees	6,621
Portfolio accounting fees	2,648
Miscellaneous	64,288
Total liabilities	1,885,521
Net assets	$36,445,964
Net assets consist of:
Paid in capital	$26,951,246
Accumulated net investment loss	(77,600)
Accumulated net realized gain on investments	3,923,964
Net unrealized appreciation on investments	5,648,354
Net assets	$36,445,964
Capital shares outstanding	947,287
Net asset value per share	$38.47

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$192,754
Income from securities lending, net	10,623
Interest	49
Total investment income	203,426

Expenses:
Management fees	134,999
Transfer agent and administrative fees	44,999
Investor service fees	45,000
Portfolio accounting fees	18,000
Professional fees	18,666
Custodian fees	1,982
Trustees’ fees*	952
Line of credit fees	50
Miscellaneous	16,378
Total expenses	281,026
Net investment loss	(77,600)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,053,871
Net realized gain	1,053,871
Net change in unrealized appreciation (depreciation) on:
Investments	1,900,455
Net change in unrealized appreciation (depreciation)	1,900,455
Net realized and unrealized gain	2,954,326
Net increase in net assets resulting from operations	$2,876,726

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | the RYDEX FUNDS SEmI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(77,600)	$(151,894)
Net realized gain on investments	1,053,871	4,796,822
Net change in unrealized appreciation (depreciation) on investments	1,900,455	(1,218,689)
Net increase in net assets resulting from operations	2,876,726	3,426,239

Distributions to shareholders from:
Net realized gains	—	(4,252,045)
Total distributions to shareholders	—	(4,252,045)

Capital share transactions:
Proceeds from sale of shares	57,564,112	47,178,312
Distributions reinvested	—	4,252,045
Cost of shares redeemed	(56,337,936)	(45,640,576)
Net increase from capital share transactions	1,226,176	5,789,781
Net increase in net assets	4,102,902	4,963,975

Net assets:
Beginning of period	32,343,062	27,379,087
End of period	$36,445,964	$32,343,062
Accumulated net investment loss at end of period	$(77,600)	$—

Capital share activity:
Shares sold	1,523,213	1,219,241
Shares issued from reinvestment of distributions	—	127,536
Shares redeemed	(1,508,974)	(1,163,637)
Net increase in shares	14,239	183,140

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.66	$36.51	$39.19	$29.56	$18.85	$29.51
Income (loss) from investment operations:
Net investment loss[b]	(.08)	(.23)	(.52)	(.35)	(.25)	(.24)
Net gain (loss) on investments(realized and unrealized)	3.89	5.80	.34	9.98	10.96	(10.42)
Total from investment operations	3.81	5.57	(.18)	9.63	10.71	(10.66)
Less distributions from:
Net realized gains	—	(7.42)	(2.50)	—	—	—
Total distributions	—	(7.42)	(2.50)	—	—	—
Net asset value, end of period	$38.47	$34.66	$36.51	$39.19	$29.56	$18.85

Total Return[c]	10.99%	16.05%	(0.66)%	32.58%	56.82%	(36.12)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,446	$32,343	$27,379	$62,178	$44,918	$11,695
Ratios to average net assets:
Net investment loss	(0.43)%	(0.58)%	(1.26)%	(1.06)%	(1.01)%	(0.89)%
Total expenses	1.56%	1.58%	1.61%	1.56%	1.55%	1.51%
Portfolio turnover rate	140%	234%	202%	304%	244%	381%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

24 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Community Health Systems, Inc.	2.5%
Ingram Micro, Inc. — Class A	2.3%
Hanover Insurance Group, Inc.	2.2%
JetBlue Airways Corp.	2.2%
URS Corp.	2.2%
Reinsurance Group of America, Inc. — Class A	2.2%
Smithfield Foods, Inc.	2.1%
StanCorp Financial Group, Inc.	2.0%
Health Management Associates, Inc. — Class A	1.8%
Protective Life Corp.	1.8%
Top Ten Total	21.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

INDUSTRIALS - 22.5%
JetBlue Airways Corp.*	101,264	$637,963
URS Corp.	13,408	633,125
Manpowergroup, Inc.	9,529	522,189
General Cable Corp.	14,250	438,188
Con-way, Inc.	11,010	428,950
Oshkosh Corp.*	11,130	422,606
Huntington Ingalls Industries, Inc.	7,010	395,925
AECOM Technology Corp.*	12,092	384,404
Alliant Techsystems, Inc.	4,280	352,372
UTI Worldwide, Inc.	20,870	343,729
Exelis, Inc.	22,390	308,758
RR Donnelley & Sons Co.[1]	20,710	290,147
AGCO Corp.	5,330	267,513
Trinity Industries, Inc.	5,700	219,108
FTI Consulting, Inc.*	5,430	178,593
Brink’s Co.	6,702	170,968
KBR, Inc.	4,871	158,308
Esterline Technologies Corp.*	1,900	137,351
Granite Construction, Inc.	4,240	126,182
SPX Corp.	1,550	111,569
Total Industrials		6,527,948

FINANCIALS - 21.5%
Hanover Insurance Group, Inc.	13,094	640,689
Reinsurance Group of America,
Inc. — Class A	9,126	630,697
StanCorp Financial Group, Inc.	11,511	568,759
Protective Life Corp.	13,693	525,948
American Financial Group, Inc.	8,174	399,790
Aspen Insurance Holdings Ltd.	10,040	372,384
Old Republic International Corp.	27,499	353,912
Kemper Corp.	9,738	333,527
Everest Re Group Ltd.	2,283	292,818
First Niagara Financial Group, Inc.	26,584	267,700
Astoria Financial Corp.	21,746	234,422
Associated Banc-Corp.	14,930	232,162
International Bancshares Corp.	8,936	201,775
BancorpSouth, Inc.	11,373	201,302
FirstMerit Corp.	9,130	182,874
Mercury General Corp.	4,060	178,478
HCC Insurance Holdings, Inc.	3,816	164,508
WR Berkley Corp.	3,235	132,182
Apollo Investment Corp.	15,435	119,467
New York Community Bancorp, Inc.	7,460	104,440
Janus Capital Group, Inc.	10,820	92,078
Total Financials		6,229,912

INFORMATION TECHNOLOGY - 14.1%
Ingram Micro, Inc. — Class A*	35,133	667,176
Tech Data Corp.*	11,071	521,333
Avnet, Inc.*	15,110	507,696
ManTech International Corp. — Class A	19,170	500,720
Arrow Electronics, Inc.*	11,968	476,925
Vishay Intertechnology, Inc.*	29,100	404,199
Lexmark International, Inc. — Class A	11,310	345,747
Monster Worldwide, Inc.*	64,840	318,364
Convergys Corp.	7,590	132,294
Diebold, Inc.	3,250	109,493
Intersil Corp. — Class A	13,200	103,224
Total Information Technology		4,087,171

HEALTH CARE - 11.7%
Community Health Systems, Inc.	15,485	725,937
Health Management Associates,
Inc. — Class A*	33,500	526,620
LifePoint Hospitals, Inc.*	10,378	506,862
Health Net, Inc.*	13,631	433,738
WellCare Health Plans, Inc.*	6,940	385,517
Owens & Minor, Inc.	10,808	365,635
Omnicare, Inc.	4,917	234,590
Universal Health Services,
Inc. — Class B	3,470	232,351
Total Health Care		3,411,250

CONSUMER DISCRETIONARY - 8.2%
Scholastic Corp.	11,752	344,215
Big Lots, Inc.*	9,030	284,716
Barnes & Noble, Inc.*	15,867	253,237
Saks, Inc.*	16,990	231,744
WMS Industries, Inc.*	8,480	216,325
Apollo Group, Inc. — Class A*	10,190	180,567
Rent-A-Center, Inc.	4,530	170,102
Wendy’s Co.	27,795	162,045
DeVry, Inc.	5,170	160,373
Valassis Communications, Inc.	6,020	148,032
Regis Corp.	7,702	126,467
Aeropostale, Inc.*	7,760	107,088
Total Consumer Discretionary		2,384,911

MATERIALS - 7.6%
Commercial Metals Co.	29,787	439,954
Steel Dynamics, Inc.	21,150	315,347
Reliance Steel & Aluminum Co.	4,310	282,564
Rock Tenn Co. — Class A	2,740	273,671
Greif, Inc. — Class A	4,610	242,809
Domtar Corp.	3,600	239,400
Minerals Technologies, Inc.	4,080	168,667
Cabot Corp.	3,727	139,464
Olin Corp.	4,770	114,098
Total Materials		2,215,974

CONSUMER STAPLES - 5.4%
Smithfield Foods, Inc.*	19,043	623,658
Universal Corp.	5,847	338,249
Harris Teeter Supermarkets, Inc.	4,860	227,740
Dean Foods Co.*	21,520	215,630
Post Holdings, Inc.*	4,050	176,823
Total Consumer Staples		1,582,100

ENERGY - 5.2%
Superior Energy Services, Inc.*	16,760	434,754
World Fuel Services Corp.	7,620	304,648
Tidewater, Inc.	3,190	181,734

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

Bill Barrett Corp.*	6,960	$140,731
Helix Energy Solutions Group, Inc.*	5,670	130,637
Alpha Natural Resources, Inc.*	21,960	115,071
Arch Coal, Inc.	26,990	102,022
Unit Corp.*	2,090	88,992
Total Energy		1,498,589

UTILITIES - 1.9%
Great Plains Energy, Inc.	8,203	184,896
UGI Corp.	3,556	139,075
Hawaiian Electric Industries, Inc.	4,390	111,111
Atmos Energy Corp.	2,654	108,973
Total Utilities		544,055

TELECOMMUNICATION SERVICES - 1.4%
Telephone & Data Systems, Inc.	16,737	412,567
Total Common Stocks
(Cost $24,211,543)		28,894,477

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.2%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$67,375	67,375
Total Repurchase Agreement
(Cost $67,375)		67,375

SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	129,145	129,145
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	15,105	15,105
Total Securities Lending Collateral
(Cost $144,250)		144,250
Total Investments - 100.2%
(Cost $24,423,168)		$29,106,102
Other Assets & Liabilities, net - (0.2)%		(65,159)
Total Net Assets - 100.0%		$29,040,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $136,598 of securities loaned
(cost $24,211,543)	$28,894,477
Repurchase agreements, at value
(cost $211,625)	211,625
Total investments
(cost $24,423,168)	29,106,102
Receivables:
Fund shares sold	8,827,593
Dividends	18,856
Interest	551
Total assets	37,953,102
Liabilities:
Overdraft due to custodian bank	25
Payable for:
Securities purchased	8,704,598
Upon return of securities loaned	144,250
Management fees	13,637
Transfer agent and administrative fees	4,546
Investor service fees	4,546
Fund shares redeemed	4,185
Portfolio accounting fees	1,818
Miscellaneous	34,554
Total liabilities	8,912,159
Net assets	$29,040,943
Net assets consist of:
Paid in capital	$27,248,751
Undistributed net investment income	23,856
Accumulated net realized loss on investments	(2,914,598)
Net unrealized appreciation on investments	4,682,934
Net assets	$29,040,943
Capital shares outstanding	289,630
Net asset value per share	$100.27

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$207,774
Income from securities lending, net	3,774
Interest	32
Total investment income	211,580

Expenses:
Management fees	100,322
Transfer agent and administrative fees	33,441
Investor service fees	33,441
Portfolio accounting fees	13,376
Custodian fees	1,551
Trustees’ fees*	512
Line of credit fees	7
Miscellaneous	26,342
Total expenses	208,992
Net investment income	2,588

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(495,962)
Net realized loss	(495,962)
Net change in unrealized appreciation (depreciation) on:
Investments	3,052,002
Net change in unrealized appreciation (depreciation)	3,052,002
Net realized and unrealized gain	2,556,040
Net increase in net assets resulting from operations	$2,558,628

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$2,588	$21,268
Net realized gain (loss) on investments	(495,962)	2,529,506
Net change in unrealized appreciation (depreciation) on investments	3,052,002	268,575
Net increase in net assets resulting from operations	2,558,628	2,819,349

Capital share transactions:
Proceeds from sale of shares	83,664,727	45,273,539
Cost of shares redeemed	(71,353,991)	(56,820,860)
Net increase (decrease) from capital share transactions	12,310,736	(11,547,321)
Net increase (decrease) in net assets	14,869,364	(8,727,972)

Net assets:
Beginning of period	14,171,579	22,899,551
End of period	$29,040,943	$14,171,579
Undistributed net investment income at end of period	$23,856	$21,268

Capital share activity:
Shares sold	855,598	554,487
Shares redeemed	(730,196)	(700,682)
Net increase (decrease) in shares	125,402	(146,195)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$86.29	$73.77	$79.45	$66.83	$43.46	$104.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.11	(.01)	(.03)	.50	1.75
Net gain (loss) on investments(realized and unrealized)	13.97	12.41	(5.67)	13.44	23.46	(47.84)
Total from investment operations	13.98	12.52	(5.68)	13.41	23.96	(46.09)
Less distributions from:
Net investment income	—	—	—	(.79)	(.59)	—
Net realized gains	—	—	—	—	—	(14.65)
Total distributions	—	—	—	(.79)	(.59)	(14.65)
Net asset value, end of period	$100.27	$86.29	$73.77	$79.45	$66.83	$43.46

Total Return[c]	16.20%	16.99%	(7.15%)	20.13%	55.22%	(43.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,041	$14,172	$22,900	$15,875	$29,506	$7,595
Ratios to average net assets:
Net investment income (loss)	0.02%	0.14%	(0.01%)	(0.05%)	0.90%	2.06%
Total expenses	1.56%	1.58%	1.61%	1.54%	1.54%	1.51%
Portfolio turnover rate	234%	290%	334%	250%	321%	255%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Blucora, Inc.	1.8%
Tuesday Morning Corp.	1.7%
Francesca’s Holdings Corp.	1.7%
Winnebago Industries, Inc.	1.6%
On Assignment, Inc.	1.5%
Sabra Health Care REIT, Inc.	1.4%
HFF, Inc. — Class A	1.4%
PrivateBancorp, Inc.	1.4%
Prestige Brands Holdings, Inc.	1.3%
Home BancShares, Inc.	1.2%
Top Ten Total	15.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Information Technology - 28.0%
Blucora, Inc.*	26,512	$491,532
Measurement Specialties, Inc.*	6,877	319,987
Perficient, Inc.*	23,959	319,613
Ultratech, Inc.*	8,332	305,950
XO Group, Inc.*	26,097	292,286
Cognex Corp.	6,405	289,634
OpenTable, Inc.*	4,491	287,199
Ixia*	15,429	283,893
Dealertrack Technologies, Inc.*	7,852	278,196
Dice Holdings, Inc.*	27,732	255,412
Cirrus Logic, Inc.*	14,609	253,612
Kulicke & Soffa Industries, Inc.*	22,537	249,259
Advanced Energy Industries, Inc.*	14,260	248,267
Sourcefire, Inc.*	4,312	239,532
CalAmp Corp.*	16,070	234,622
Rudolph Technologies, Inc.*	18,202	203,862
NETGEAR, Inc.*	6,344	193,746
Interactive Intelligence Group, Inc.*	3,692	190,508
Electronics for Imaging, Inc.*	6,595	186,573
Littelfuse, Inc.	2,387	178,094
FEI Co.	2,240	163,498
Liquidity Services, Inc.*,1	4,577	158,685
MAXIMUS, Inc.	2,093	155,887
Tyler Technologies, Inc.*	2,226	152,592
Manhattan Associates, Inc.*	1,956	150,925
Entropic Communications, Inc.*	34,114	145,667
Stamps.com, Inc.*	3,516	138,495
Monolithic Power Systems, Inc.	5,665	136,583
Procera Networks, Inc.*	9,160	125,767
Veeco Instruments, Inc.*	3,539	125,351
ExlService Holdings, Inc.*	4,130	122,083
Microsemi Corp.*	4,459	101,442
VASCO Data Security International, Inc.*	11,268	93,637
Nanometrics, Inc.*	5,840	85,673
NIC, Inc.	4,770	78,848
iGATE Corp.*	4,410	72,412
NetScout Systems, Inc.*	2,666	62,224
ARRIS Group, Inc.*	3,896	55,908
LivePerson, Inc.*	5,964	53,408
Global Payments, Inc.	1	46
Total Information Technology		7,480,908

Financials - 21.1%
Sabra Health Care REIT, Inc.	14,520	379,117
HFF, Inc. — Class A	21,274	378,039
PrivateBancorp, Inc.	17,289	366,699
Home BancShares, Inc.	12,782	331,948
PacWest Bancorp	10,100	309,565
Oritani Financial Corp.	18,165	284,827
First Commonwealth Financial Corp.	36,532	269,241
Texas Capital Bancshares, Inc.*	5,975	265,051
Virtus Investment Partners, Inc.*	1,500	264,405
BBCN Bancorp, Inc.	18,550	263,781
Pinnacle Financial Partners, Inc.*	10,124	260,288
Portfolio Recovery Associates, Inc.*	1,680	258,099
ViewPoint Financial Group, Inc.	11,254	234,196
Coresite Realty Corp.	7,291	231,927
National Penn Bancshares, Inc.	19,967	202,865
FNB Corp.	14,352	173,372
Encore Capital Group, Inc.*	4,866	161,113
Bank of the Ozarks, Inc.	3,455	149,705
Wilshire Bancorp, Inc.	21,300	141,006
MarketAxess Holdings, Inc.	2,940	137,445
First Cash Financial Services, Inc.*	2,610	128,438
Geo Group, Inc.	3,561	120,896
eHealth, Inc.*	5,178	117,644
Boston Private Financial Holdings, Inc.	10,115	107,624
Universal Health Realty Income Trust	2,166	93,420
Total Financials		5,630,711

Consumer Discretionary - 17.7%
Tuesday Morning Corp.*	44,884	465,447
Francesca’s Holdings Corp.*	16,054	446,141
Winnebago Industries, Inc.*	19,904	417,785
Arctic Cat, Inc.	6,493	292,055
Drew Industries, Inc.	7,426	291,990
Multimedia Games Holding
Company, Inc.*	10,200	265,914
Dorman Products, Inc.	5,465	249,368
Lumber Liquidators Holdings, Inc.*	2,895	225,434
iRobot Corp.*	4,727	187,993
Sturm Ruger & Company, Inc.	3,867	185,771
Steven Madden Ltd.*	3,583	173,346
Movado Group, Inc.	4,964	167,932
Outerwall, Inc.*,1	2,566	150,547
Select Comfort Corp.*	4,785	119,912
Buffalo Wild Wings, Inc.*	1,190	116,810
Pool Corp.	2,080	109,013
rue21, Inc.*	2,540	105,689
SHFL Entertainment, Inc.*	5,745	101,744
M/I Homes, Inc.*	4,340	99,646
Oxford Industries, Inc.	1,580	98,592
Papa John’s International, Inc.*	1,456	95,179
Ethan Allen Interiors, Inc.	3,023	87,062
Brunswick Corp.	2,553	81,568
Vitamin Shoppe, Inc.*	1,664	74,614
Meritage Homes Corp.*	1,550	67,208
American Public Education, Inc.*	1,731	64,324
Total Consumer Discretionary		4,741,084

Health Care - 14.8%
Cynosure, Inc. — Class A*	11,163	290,016
MWI Veterinary Supply, Inc.*	2,070	255,107
Luminex Corp.*	11,756	242,291
Medicines Co.*	7,559	232,515
Akorn, Inc.*	16,140	218,213
Bio-Reference Labs, Inc.*	7,590	218,213
Greatbatch, Inc.*	5,885	192,969
PAREXEL International Corp.*	4,180	192,029
ViroPharma, Inc.*	6,117	175,252
Acorda Therapeutics, Inc.*	4,826	159,209
Cantel Medical Corp.	4,320	146,318
Cyberonics, Inc.*	2,806	145,800

32 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

Impax Laboratories, Inc.*	7,275	$145,136
Analogic Corp.	1,992	145,077
Salix Pharmaceuticals Ltd.*	2,185	144,538
Cambrex Corp.*	9,800	136,906
Hanger, Inc.*	3,995	126,362
Abaxis, Inc.	2,564	121,816
HealthStream, Inc.*	4,333	109,712
ICU Medical, Inc.*	1,408	101,460
Questcor Pharmaceuticals, Inc.	2,118	96,284
Spectrum Pharmaceuticals, Inc.	12,275	91,572
Air Methods Corp.	2,605	88,257
Arqule, Inc.*	32,107	74,488
Neogen Corp.*	1,230	68,339
Landauer, Inc.	995	48,068
Total Health Care		3,965,947

Industrials - 7.3%
On Assignment, Inc.*	14,874	397,433
Standex International Corp.	5,588	294,766
Allegiant Travel Co. — Class A	1,882	199,473
Lydall, Inc.*	13,493	196,998
Toro Co.	3,950	179,369
Old Dominion Freight Line, Inc.*	4,125	171,683
Lindsay Corp.	1,963	147,186
AZZ, Inc.	3,460	133,418
Healthcare Services Group, Inc.	3,640	89,253
Quanex Building Products Corp.	4,940	83,190
Franklin Electric Company, Inc.	2,027	68,209
Total Industrials		1,960,978

Materials - 4.0%
PolyOne Corp.	8,835	218,930
SunCoke Energy, Inc.*	11,135	156,113
American Vanguard Corp.	5,750	134,723
HB Fuller Co.	3,070	116,077
Deltic Timber Corp.	1,983	114,657
Quaker Chemical Corp.	1,760	109,138
Texas Industries, Inc.*	1,320	85,985
Headwaters, Inc.*	9,370	82,831
Globe Specialty Metals, Inc.	4,160	45,219
Total Materials		1,063,673

Consumer Staples - 4.0%
Prestige Brands Holdings, Inc.*	11,880	346,183
Darling International, Inc.*	13,492	251,761
Medifast, Inc.*	7,517	193,638
Hain Celestial Group, Inc.*	2,430	157,877
Inter Parfums, Inc.	3,934	112,198
Total Consumer Staples		1,061,657

Energy - 2.6%
Geospace Technologies Corp.*	4,419	305,265
Northern Oil and Gas, Inc.*	16,795	224,044
Gulfport Energy Corp.*	3,650	171,806
Total Energy		701,115
Total Common Stocks
(Cost $22,383,637)		26,606,073

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$370,107	370,107
Total Repurchase Agreement
(Cost $370,107)		370,107

SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	125,497	125,497
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	14,678	14,678
Total Securities Lending Collateral
(Cost $140,175)		140,175
Total Investments - 101.4%
(Cost $22,893,919)		$27,116,355
Other Assets & Liabilities, net - (1.4)%		(380,611)
Total Net Assets - 100.0%		$26,735,744

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $136,809 of
securities loaned
(cost $22,383,637)	$26,606,073
Repurchase agreements, at value
(cost $510,282)	510,282
Total investments
(cost $22,893,919)	27,116,355
Receivables:
Fund shares sold	660,446
Securities sold	178,685
Dividends	4,514
Interest	318
Total assets	27,960,318
Liabilities:
Payable for:
Securities purchased	577,209
Fund shares redeemed	445,259
Upon return of securities loaned	140,175
Management fees	14,511
Transfer agent and administrative fees	4,837
Investor service fees	4,837
Portfolio accounting fees	1,935
Miscellaneous	35,811
Total liabilities	1,224,574
Net assets	$26,735,744
Net assets consist of:
Paid in capital	$28,095,129
Accumulated net investment loss	(98,077)
Accumulated net realized loss on investments	(5,483,744)
Net unrealized appreciation on investments	4,222,436
Net assets	$26,735,744
Capital shares outstanding	687,127
Net asset value per share	$38.91

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$57,274
Income from securities lending, net	19,352
Interest	28
Total investment income	76,654

Expenses:
Management fees	84,695
Transfer agent and administrative fees	28,232
Investor service fees	28,232
Portfolio accounting fees	11,293
Professional fees	11,871
Custodian fees	1,234
Trustees’ fees*	601
Line of credit fees	83
Miscellaneous	10,240
Total expenses	176,481
Net investment loss	(99,827)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(36,395)
Net realized loss	(36,395)
Net change in unrealized appreciation (depreciation) on:
Investments	2,217,256
Net change in unrealized appreciation (depreciation)	2,217,256
Net realized and unrealized gain	2,180,861
Net increase in net assets resulting from operations	$2,081,034

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(99,827)	$(22,502)
Net realized gain (loss) on investments	(36,395)	1,887,196
Net change in unrealized appreciation (depreciation) on investments	2,217,256	(647,152)
Net increase in net assets resulting from operations	2,081,034	1,217,542

Capital share transactions:
Proceeds from sale of shares	39,904,384	40,591,553
Cost of shares redeemed	(33,057,222)	(47,087,730)
Net increase (decrease) from capital share transactions	6,847,162	(6,496,177)
Net increase (decrease) in net assets	8,928,196	(5,278,635)

Net assets:
Beginning of period	17,807,548	23,086,183
End of period	$26,735,744	$17,807,548
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(98,077)	$1,750

Capital share activity:
Shares sold	1,053,336	1,211,944
Shares redeemed	(886,893)	(1,437,914)
Net increase (decrease) in shares	166,443	(225,970)

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.20	$30.92	$29.87	$23.82	$17.78	$27.07
Income (loss) from investment operations:
Net investment loss[b]	(.16)	(.04)	(.40)	(.25)	(.23)	(.01)
Net gain (loss) on investments (realized and unrealized)	4.87	3.32	1.45	6.30	6.27	(9.28)
Total from investment operations	4.71	3.28	1.05	6.05	6.04	(9.29)
Net asset value, end of period	$38.91	$34.20	$30.92	$29.87	$23.82	$17.78

Total Return[c]	13.77%	10.61%	3.52%	25.40%	33.97%	(34.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,736	$17,808	$23,086	$27,919	$13,556	$13,717
Ratios to average net assets:
Net investment loss	(0.88%)	(0.13%)	(1.28%)	(0.96%)	(1.13%)	(0.04%)
Total expenses	1.56%	1.58%	1.61%	1.57%	1.56%	1.52%
Portfolio turnover rate	140%	291%	358%	529%	633%	465%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

36 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Arkansas Best Corp.	2.6%
VOXX International Corp. — Class A	2.3%
Boyd Gaming Corp.	1.8%
AAR Corp.	1.7%
Kelly Services, Inc. — Class A	1.4%
OM Group, Inc.	1.4%
Olympic Steel, Inc.	1.4%
Tower Group International Ltd.	1.3%
SYNNEX Corp.	1.3%
Meadowbrook Insurance Group, Inc.	1.2%
Top Ten Total	16.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Consumer Discretionary - 25.5%
VOXX International Corp. — Class A*	33,034	$405,327
Boyd Gaming Corp.*	28,040	316,852
Quiksilver, Inc.*	31,460	202,602
OfficeMax, Inc.	19,623	200,742
Corinthian Colleges, Inc.*,1	87,766	196,595
Stein Mart, Inc.	14,342	195,768
Kirkland’s, Inc.*	10,291	177,520
Fred’s, Inc. — Class A	10,938	169,430
Pep Boys-Manny Moe & Jack*	14,415	166,925
Live Nation Entertainment, Inc.*	10,134	157,077
MarineMax, Inc.*	12,678	143,642
Spartan Motors, Inc.	22,471	137,522
Ruby Tuesday, Inc.*	14,625	134,989
American Greetings Corp. — Class A	7,367	134,226
Perry Ellis International, Inc.	6,564	133,315
Standard Motor Products, Inc.	3,825	131,351
ITT Educational Services, Inc.*	5,314	129,661
Universal Electronics, Inc.*	4,605	129,539
Big 5 Sporting Goods Corp.	5,881	129,088
Group 1 Automotive, Inc.	1,987	127,824
Sonic Automotive, Inc. — Class A	5,304	112,127
Lincoln Educational Services Corp.	18,013	94,929
Red Robin Gourmet Burgers, Inc.*	1,522	83,984
Blyth, Inc.[1]	5,985	83,551
JAKKS Pacific, Inc.	7,153	80,471
EW Scripps Co. — Class A*	4,934	76,872
Genesco, Inc.*	1,025	68,665
Monarch Casino & Resort, Inc.*	4,034	68,013
Marcus Corp.	5,202	66,169
Career Education Corp.*	19,944	57,838
Men’s Wearhouse, Inc.	1,310	49,584
Biglari Holdings, Inc.*	120	49,248
Total Consumer Discretionary		4,411,446

Industrials - 19.2%
Arkansas Best Corp.	19,517	447,915
AAR Corp.	13,299	292,312
Kelly Services, Inc. — Class A	14,341	250,536
SkyWest, Inc.	15,414	208,706
ABM Industries, Inc.	6,523	159,879
Griffon Corp.	13,196	148,456
Consolidated Graphics, Inc.*	2,973	139,761
Comfort Systems USA, Inc.	8,571	127,879
United Stationers, Inc.	3,773	126,584
CDI Corp.	8,044	113,902
Orbital Sciences Corp.*	6,195	107,607
EMCOR Group, Inc.	2,512	102,113
Universal Forest Products, Inc.	2,469	98,562
Heidrick & Struggles International, Inc.	5,844	97,712
TrueBlue, Inc.*	4,610	97,041
Atlas Air Worldwide Holdings, Inc.*	2,180	95,397
Viad Corp.	3,578	87,733
Navigant Consulting, Inc.*	7,005	84,060
Gibraltar Industries, Inc.*	5,590	81,390
Moog, Inc. — Class A*	1,545	79,614
Dycom Industries, Inc.*	2,965	68,610
Curtiss-Wright Corp.	1,820	67,449
Astec Industries, Inc.	1,750	60,008
Korn/Ferry International*	2,915	54,627
Insperity, Inc.	1,639	49,662
Powell Industries, Inc.*	842	43,489
Briggs & Stratton Corp.	1,747	34,591
Total Industrials		3,325,595

Information Technology - 16.5%
SYNNEX Corp.*	5,269	222,774
CIBER, Inc.*	57,276	191,302
Benchmark Electronics, Inc.*	9,355	188,035
CACI International, Inc. — Class A*	2,570	163,169
Insight Enterprises, Inc.*	8,995	159,571
ScanSource, Inc.*	4,911	157,152
Plexus Corp.*	4,685	140,034
Brooks Automation, Inc.	12,820	124,738
GT Advanced Technologies, Inc.*,1	30,031	124,629
Methode Electronics, Inc.	7,195	122,387
Radisys Corp.*	25,007	120,284
Super Micro Computer, Inc.*	11,199	119,157
CTS Corp.	8,231	112,271
Anixter International, Inc.*	1,442	109,318
United Online, Inc.	13,780	104,452
QuinStreet, Inc.*	11,835	102,136
Sykes Enterprises, Inc.*	4,853	76,483
Digital River, Inc.*	4,015	75,362
Mercury Systems, Inc.*	8,130	74,959
Newport Corp.*	4,560	63,521
Bel Fuse, Inc. — Class B	4,364	58,695
Cohu, Inc.	3,707	46,338
Rubicon Technology, Inc.*,1	5,389	43,166
Pericom Semiconductor Corp.*	6,006	42,763
QLogic Corp.*	4,350	41,586
Comtech Telecommunications Corp.	1,520	40,873
Digi International, Inc.*	3,650	34,201
Total Information Technology		2,859,356

Financials - 11.8%
Tower Group International Ltd.	11,250	230,737
Meadowbrook Insurance Group, Inc.	26,388	211,896
Stewart Information Services Corp.	5,986	156,773
Horace Mann Educators Corp.	6,273	152,936
United Fire Group, Inc.	6,074	150,817
First BanCorp*	20,072	142,109
Selective Insurance Group, Inc.	4,361	100,390
Infinity Property & Casualty Corp.	1,630	97,409
Cash America International, Inc.	2,070	94,102
Calamos Asset Management, Inc. — Class A	8,002	84,021
Navigators Group, Inc.*	1,470	83,849
SWS Group, Inc.*	14,594	79,537
Bank Mutual Corp.	13,807	77,871
Umpqua Holdings Corp.	5,152	77,332
Interactive Brokers Group, Inc. — Class A	4,310	68,831
Safety Insurance Group, Inc.	1,265	61,365
Provident Financial Services, Inc.	3,270	51,601

38 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Stifel Financial Corp.*	1,358	$48,440
EZCORP, Inc. — Class A*	2,659	44,884
Old National Bancorp	2,844	39,333
Total Financials		2,054,233

Health Care - 8.0%
Amedisys, Inc.*	18,215	211,659
Kindred Healthcare, Inc.*	13,571	178,187
PharMerica Corp.*	10,814	149,882
Invacare Corp.	9,401	134,998
Gentiva Health Services, Inc.*	12,324	122,747
Almost Family, Inc.	5,792	110,048
Magellan Health Services, Inc.*	1,610	90,289
Molina Healthcare, Inc.*	2,347	87,261
Centene Corp.*	1,550	81,313
Cross Country Healthcare, Inc.*	14,025	72,369
LHC Group, Inc.*	3,374	66,063
Affymetrix, Inc.*	10,249	45,506
Ensign Group, Inc.	1,290	45,434
Total Health Care		1,395,756

Materials - 7.4%
OM Group, Inc.*	8,020	247,979
Olympic Steel, Inc.	10,011	245,269
Materion Corp.	6,403	173,457
AM Castle & Co.*	8,835	139,240
PH Glatfelter Co.	4,790	120,229
Zep, Inc.	5,857	92,717
A. Schulman, Inc.	3,192	85,609
Century Aluminum Co.*	8,499	78,871
Clearwater Paper Corp.*	1,190	56,001
Kaiser Aluminum Corp.	760	47,074
Total Materials		1,286,446

Consumer Staples - 5.7%
Spartan Stores, Inc.	10,798	199,115
Alliance One International, Inc.*	51,708	196,490
Andersons, Inc.	3,310	176,059
Seneca Foods Corp. — Class A*	5,389	165,335
Casey’s General Stores, Inc.	1,505	90,541
Nash Finch Co.	3,571	78,598
Central Garden and Pet Co. — Class A*	10,728	74,023
Total Consumer Staples		980,161

Energy - 4.4%
Basic Energy Services, Inc.*	13,169	159,213
Matrix Service Co.*	8,984	139,971
Pioneer Energy Services Corp.*	16,439	108,826
TETRA Technologies, Inc.*	6,362	65,274
Swift Energy Co.*	5,051	60,562
Era Group, Inc.*	2,210	57,792
SEACOR Holdings, Inc.	640	53,152
Cloud Peak Energy, Inc.*	3,000	49,440
Stone Energy Corp.*	2,170	47,805
Gulf Island Fabrication, Inc.	1,395	26,714
Total Energy		768,749

Telecommunication Services - 0.8%
USA Mobility, Inc.	5,750	78,027
Cbeyond, Inc.*	6,688	52,434
Total Telecommunication Services		130,461

Utilities - 0.3%
Avista Corp.	1,832	49,501
Total Common Stocks
(Cost $13,380,351)		17,261,704

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$87,777	87,777
Total Repurchase Agreement
(Cost $87,777)		87,777

SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	80,464	80,464
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	9,411	9,411
Total Securities Lending Collateral
(Cost $89,875)		89,875
Total Investments - 100.6%
(Cost $13,558,003)		$17,439,356
Other Assets & Liabilities, net - (0.6)%		(96,228)
Total Net Assets - 100.0%		$17,343,128

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 10.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $85,239 of
securities loaned
(cost $13,380,351)	$17,261,704
Repurchase agreements, at value
(cost $177,652)	177,652
Total investments
(cost $13,558,003)	17,439,356
Receivables:
Securities sold	319,594
Fund shares sold	110,039
Dividends	33,175
Interest	565
Total assets	17,902,729
Liabilities:
Payable for:
Fund shares redeemed	426,833
Upon return of securities loaned	89,875
Management fees	10,064
Transfer agent and administrative fees	3,355
Investor service fees	3,355
Portfolio accounting fees	1,342
Miscellaneous	24,777
Total liabilities	559,601
Net assets	$17,343,128
Net assets consist of:
Paid in capital	$18,707,441
Accumulated net investment loss	(36,158)
Accumulated net realized loss on investments	(5,209,508)
Net unrealized appreciation on investments	3,881,353
Net assets	$17,343,128
Capital shares outstanding	133,645
Net asset value per share	$129.77

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$98,271
Income from securities lending, net	4,242
Interest	21
Total investment income	102,534

Expenses:
Management fees	66,532
Transfer agent and administrative fees	22,177
Investor service fees	22,177
Portfolio accounting fees	8,871
Professional fees	7,967
Custodian fees	985
Trustees’ fees*	410
Line of credit fees	121
Miscellaneous	9,451
Total expenses	138,691
Net investment loss	(36,157)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(72,679)
Net realized loss	(72,679)
Net change in unrealized appreciation (depreciation) on:
Investments	2,340,952
Net change in unrealized appreciation (depreciation)	2,340,952
Net realized and unrealized gain	2,268,273
Net increase in net assets resulting from operations	$2,232,116

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(36,157)	$(24,134)
Net realized gain (loss) on investments	(72,679)	750,954
Net change in unrealized appreciation (depreciation) on investments	2,340,952	462,131
Net increase in net assets resulting from operations	2,232,116	1,188,951

Capital share transactions:
Proceeds from sale of shares	23,566,107	38,587,341
Cost of shares redeemed	(24,632,652)	(36,355,312)
Net increase (decrease) from capital share transactions	(1,066,545)	2,232,029
Net increase in net assets	1,165,571	3,420,980

Net assets:
Beginning of period	16,177,557	12,756,577
End of period	$17,343,128	$16,177,557
Accumulated net investment loss at end of period	$(36,158)	$(1)

Capital share activity:
Shares sold	190,121	369,529
Shares redeemed	(201,990)	(362,131)
Net increase (decrease) in shares	(11,869)	7,398

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$111.18	$92.36	$101.98	$81.52	$50.83	$91.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.22)	(.73)	(.56)	(.26)	1.20
Net gain (loss) on investments (realized and unrealized)	18.84	19.04	(8.89)	21.02	31.93	(40.87)
Total from investment operations	18.59	18.82	(9.62)	20.46	31.67	(39.67)
Less distributions from:
Net investment income	—	—	—	—	(.98)	(.60)
Total distributions	—	—	—	—	(.98)	(.60)
Net asset value, end of period	$129.77	$111.18	$92.36	$101.98	$81.52	$50.83

Total Return[c]	16.73%	20.38%	(9.44%)	25.10%	62.33%	(43.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,343	$16,178	$12,757	$17,228	$13,562	$10,310
Ratios to average net assets:
Net investment income (loss)	(0.41%)	(0.22%)	(0.75%)	(0.61%)	(0.37%)	1.60%
Total expenses	1.56%	1.58%	1.62%	1.55%	1.55%	1.52%
Portfolio turnover rate	96%	318%	404%	526%	380%	391%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

42 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)

Sanofi ADR	10.8%
HSBC Holdings plc ADR	3.8%
Nestle S.A. ADR	3.8%
Novartis AG ADR	3.5%
Roche Holding AG ADR	3.2%
Vodafone Group plc ADR	2.6%
BP plc ADR	2.6%
National Grid plc ADR	2.5%
GlaxoSmithKline plc ADR	2.3%
Royal Dutch Shell plc ADR	2.2%
Top Ten Total	37.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVESTMENT CONCENTRATION

At June 30, 2013, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
Japan	34.6%	$2,096,355
Spain	13.8%	837,992
Britain	12.1%	731,954
France	8.9%	536,318
Australia	7.0%	424,914
Switzerland	6.2%	372,581
Germany	4.1%	250,223
Netherlands	3.6%	218,395
Belgium	2.6%	159,857
Other	7.0%	421,935
Common Stocks	100.0%	$6,050,524

the RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 77.9%

Health Care - 22.5%
Sanofi ADR	16,259	$837,502
Novartis AG ADR	3,855	272,588
Roche Holding AG ADR	4,027	249,130
GlaxoSmithKline plc ADR	3,573	178,543
Bayer AG ADR	1,223	130,457
AstraZeneca plc ADR	1,760	83,248
Total Health Care		1,751,468

Financials - 14.0%
HSBC Holdings plc ADR	5,716	296,661
Allianz SE ADR	7,417	108,362
Banco Santander S.A. ADR	16,139	104,419
BNP Paribas S.A. ADR	3,481	95,797
UBS AG	5,358	90,818
Barclays plc ADR	4,768	81,628
Banco Bilbao Vizcaya Argentaria S.A. ADR	8,475	71,275
Deutsche Bank AG	1,603	67,246
Credit Suisse Group AG ADR	2,436	64,457
Zurich Insurance Group AG ADR	2,037	53,043
ING Groep N.V. ADR*	5,665	51,495
Total Financials		1,085,201

Consumer Staples - 12.7%
Nestle S.A. ADR	4,461	293,445
British American Tobacco plc ADR	1,390	143,087
Diageo plc ADR	914	105,064
Anheuser-Busch InBev N.V. ADR	1,123	101,362
Unilever N.V. — Class Y	2,322	91,278
Unilever plc ADR	1,874	75,803
Reckitt Benckiser Group plc ADR	4,888	68,917
Tesco plc ADR	3,844	58,621
Imperial Tobacco Group plc ADR	657	45,786
Total Consumer Staples		983,363

Energy - 8.9%
BP plc ADR	4,808	200,686
Royal Dutch Shell plc ADR	2,685	171,303
Total S.A. ADR	3,279	159,687
BG Group plc ADR	4,942	83,816
Eni SpA ADR	1,923	78,920
Total Energy		694,412

Materials - 5.5%
BHP Billiton Ltd. ADR	2,334	134,578
BASF SE ADR	1,349	120,722
Rio Tinto plc ADR	2,771	113,833
Air Liquide S.A. ADR	2,295	56,801
Total Materials		425,934

Telecommunication Services - 4.1%
Vodafone Group plc ADR	7,052	202,675
Telefonica S.A. ADR	5,704	73,068
Deutsche Telekom AG ADR	3,941	45,952
Total Telecommunication Services		321,695

Utilities - 3.1%
National Grid plc ADR	3,424	194,038
E.ON SE ADR	2,665	43,919
Total Utilities		237,957

Industrials - 3.0%
Siemens AG ADR	1,185	120,052
ABB Ltd. ADR	3,352	72,604
Schneider Electric S.A. ADR	2,681	38,714
Total Industrials		231,370

Consumer Discretionary - 2.2%
Daimler AG ADR	1,598	96,557
Cie Financiere Richemont S.A. ADR	8,148	72,028
Total Consumer Discretionary		168,585

Information Technology - 1.9%
SAP AG ADR	1,377	100,287
Telefonaktiebolaget LM Ericsson ADR	4,455	50,252
Total Information Technology		150,539
Total Common Stocks
(Cost $5,358,226)		6,050,524

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 18.1%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	$358,899	358,899
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	349,902	349,902
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	349,902	349,902
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	349,902	349,902
Total Repurchase Agreements
(Cost $1,408,605)		1,408,605
Total Investments - 96.0%
(Cost $6,766,831)		$7,459,129
Other Assets & Liabilities, net - 4.0%		309,196
Total Net Assets - 100.0%		$7,768,325

44 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
EUROPE 1.25x STRATEGY FUND

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS PURCHASED††
September 2013 STOXX 50 Index
Futures Contracts
(Aggregate Value of
Contracts $3,608,682)	107	$(59,510)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $3,580,775)	22	$(85,019)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 45

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $5,358,226)	$6,050,524
Repurchase agreements, at value
(cost $1,408,605)	1,408,605
Total investments
(cost $6,766,831)	7,459,129
Foreign currency, at value
(cost $47,244)	47,214
Segregated cash with broker	321,642
Receivables:
Fund shares sold	99,314
Dividends	17,568
Foreign taxes reclaim	5,908
Interest	6
Other assets	17,833
Total assets	7,968,614
Liabilities:
Overdraft due to custodian bank	43,097
Payable for:
Fund shares redeemed	100,640
Variation margin	30,809
Management fees	6,107
Transfer agent and administrative fees	1,697
Investor service fees	1,697
Portfolio accounting fees	679
Miscellaneous	15,563
Total liabilities	200,289
Net assets	$7,768,325
Net assets consist of:
Paid in capital	$13,737,385
Undistributed net investment income	98,658
Accumulated net realized loss on investments
and foreign currency	(6,615,457)
Net unrealized appreciation on investments	547,739
Net assets	$7,768,325
Capital shares outstanding	511,472
Net asset value per share	$15.19

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $13,275)	$161,427
Interest	796
Income from securities lending, net	180
Total investment income	162,403

Expenses:
Management fees	41,455
Transfer agent and administrative fees	11,515
Investor service fees	11,515
Portfolio accounting fees	4,606
Professional fees	5,407
Custodian fees	437
Trustees’ fees*	281
Miscellaneous	3,829
Total expenses	79,045
Net investment income	83,358

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	424,126
Futures contracts	212,162
Foreign currency	(3,402)
Net realized gain	632,886
Net change in unrealized appreciation (depreciation) on:
Investments	(536,025)
Futures contracts	(265,669)
Foreign currency	(203)
Net change in unrealized appreciation (depreciation)	(801,897)
Net realized and unrealized loss	(169,011)
Net decrease in net assets resulting from operations	$(85,653)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$83,358	$28,409
Net realized gain on investments and foreign currency	632,886	248,563
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(801,897)	1,055,018
Net increase (decrease) in net assets resulting from operations	(85,653)	1,331,990

Distributions to shareholders from:
Net investment income	—	(80,826)
Total distributions to shareholders	—	(80,826)

Capital share transactions:
Proceeds from sale of shares	16,925,804	48,805,758
Distributions reinvested	—	80,826
Cost of shares redeemed	(21,881,511)	(41,390,740)
Net increase (decrease) from capital share transactions	(4,955,707)	7,495,844
Net increase (decrease) in net assets	(5,041,360)	8,747,008

Net assets:
Beginning of period	12,809,685	4,062,677
End of period	$7,768,325	$12,809,685
Undistributed net investment income at end of period	$98,658	$15,300

Capital share activity:
Shares sold	1,065,982	3,631,912
Shares issued from reinvestment of distributions	—	5,840
Shares redeemed	(1,401,029)	(3,114,783)
Net increase (decrease) in shares	(335,047)	522,969

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 47

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.13	$12.56	$14.80	$16.73	$12.65	$29.95
Income (loss) from investment operations:
Net investment income[b]	.14	.05	.17	.12	.13	.55
Net gain (loss) on investments (realized and unrealized)	(.08)	2.66	(2.41)	(1.85)	4.31	(17.04)
Total from investment operations	.06	2.71	(2.24)	(1.73)	4.44	(16.49)
Less distributions from:
Net investment income	—	(.14)	—	(.20)	(.36)	(.19)
Net realized gains	—	—	—	—	—	(.62)
Total distributions	—	(.14)	—	(.20)	(.36)	(.81)
Net asset value, end of period	$15.19	$15.13	$12.56	$14.80	$16.73	$12.65

Total Return[c]	0.40%	21.66%	(15.14%)	(10.35%)	35.01%	(54.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,768	$12,810	$4,063	$9,063	$22,358	$12,535
Ratios to average net assets:
Net investment income	1.81%	0.40%	1.13%	0.82%	0.90%	2.33%
Total expenses	1.72%	1.72%	1.78%	1.71%	1.71%	1.67%
Portfolio turnover rate	233%	489%	446%	461%	321%	111%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

48 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such as futures contracts.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
JAPAN 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 30.8%
Farmer Mac[1]
0.04% due 07/10/13	$1,000,000	$999,990
Freddie Mac[2]
0.05% due 07/15/13	500,000	499,991
Total Federal Agency Discount Notes
(Cost $1,499,981)		1,499,981

REPURCHASE AGREEMENTS††,3 - 43.2%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	537,014	537,014
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	523,554	523,554
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	523,554	523,554
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	523,554	523,554
Total Repurchase Agreements
(Cost $2,107,676)		2,107,676
Total Investments - 74.0%
(Cost $3,607,657)		$3,607,657
Other Assets & Liabilities, net - 26.0%		1,268,063
Total Net Assets - 100.0%		$4,875,720

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Nikkei 225 Index
Futures Contracts
(Aggregate Value of Contracts $9,805,100)	142	$319,422

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Japanese Yen
Futures Contracts
(Aggregate Value of Contracts $9,833,850)	78	$(252,359)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

50 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $1,499,981)	$1,499,981
Repurchase agreements, at value
(cost $2,107,676)	2,107,676
Total investments
(cost $3,607,657)	3,607,657
Segregated cash with broker	842,000
Receivables:
Fund shares sold	415,813
Variation margin	121,426
Interest	10
Other assets	127,223
Total assets	5,114,129
Liabilities:
Payable for:
Fund shares redeemed	222,773
Management fees	3,177
Transfer agent and administrative fees	1,059
Investor service fees	1,059
Portfolio accounting fees	424
Miscellaneous	9,917
Total liabilities	238,409
Net assets	$4,875,720
Net assets consist of:
Paid in capital	$12,351,711
Accumulated net investment loss	(51,450)
Accumulated net realized loss on investments	(7,491,604)
Net unrealized appreciation on investments	67,063
Net assets	$4,875,720
Capital shares outstanding	206,900
Net asset value per share	$23.57

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$1,892
Total investment income	1,892

Expenses:
Management fees	25,739
Transfer agent and administrative fees	8,580
Investor service fees	8,580
Portfolio accounting fees	3,432
Custodian fees	394
Trustees’ fees*	99
Miscellaneous	6,518
Total expenses	53,342
Net investment loss	(51,450)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	127,223
Futures contracts	999,899
Net realized gain	1,127,122
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(316,411)
Net change in unrealized appreciation (depreciation)	(316,411)
Net realized and unrealized gain	810,711
Net increase in net assets resulting from operations	$759,261

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 51

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(51,450)	$(36,816)
Net realized gain (loss) on investments	1,127,122	(52,129)
Net change in unrealized appreciation (depreciation) on investments	(316,411)	431,422
Net increase in net assets resulting from operations	759,261	342,477

Capital share transactions:
Proceeds from sale of shares	26,873,525	28,879,850
Cost of shares redeemed	(26,538,361)	(27,617,993)
Net increase from capital share transactions	335,164	1,261,857
Net increase in net assets	1,094,425	1,604,334

Net assets:
Beginning of period	3,781,295	2,176,961
End of period	$4,875,720	$3,781,295
Accumulated net investment loss at end of period	$(51,450)	$—

Capital share activity:
Shares sold	1,185,249	1,768,750
Shares redeemed	(1,184,483)	(1,705,122)
Net increase in shares	766	63,628

52 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.34	$15.28	$21.49	$18.57	$15.08	$22.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.24)	(.30)	(.26)	(.23)	.05
Net gain (loss) on investments (realized and unrealized)	5.40	3.30	(5.91)	3.18	3.79	(7.86)
Total from investment operations	5.23	3.06	(6.21)	2.92	3.56	(7.81)
Less distributions from:
Net investment income	—	—	—	—	(.07)	(.13)
Total distributions	—	—	—	—	(.07)	(.13)
Payments by affiliates	—	—	—	—	—	.29 [c]
Net asset value, end of period	$23.57	$18.34	$15.28	$21.49	$18.57	$15.08

Total Return[d]	28.52%	20.10%	(28.94%)	15.72%	23.68%	(32.97%)[c]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,876	$3,781	$2,177	$8,618	$8,410	$13,104
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.47%)	(1.57%)	(1.44%)	(1.49%)	0.25%
Total expenses	1.55%	1.57%	1.61%	1.55%	1.60%	1.65%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Excluding the reimbursement, the Fund’s total return would have been (34.25%).
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)	June 30, 2013

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 38.4%
Freddie Mac[1]
0.05% due 07/15/13	$500,000	$499,991
Federal Farm Credit Bank[2]
0.02% due 07/03/13	400,000	400,000
Federal Home Loan Bank[2]
0.03% due 07/03/13	400,000	399,999
Total Federal Agency Discount Notes
(Cost $1,299,990)		1,299,990

REPURCHASE AGREEMENTS††,3 - 59.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[4]	654,075	654,075
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	465,603	465,603
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	453,932	453,932
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	453,932	453,932
Total Repurchase Agreements
(Cost $2,027,542)		2,027,542
Total Investments - 98.2%
(Cost $3,327,532)		$3,327,532
Other Assets & Liabilities, net - 1.8%		59,559
Total Net Assets - 100.0%		$3,387,091

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $5,171,420)	62	$92,269

Units
CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International
August 2013 U.S. Dollar Index Swap,
Terminating 08/27/13[5]
(Notional Value $1,682,609)	20,204	$11,570

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2013.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS
ANd LiABiLiTiES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $1,299,990)	$1,299,990
Repurchase agreements, at value
(cost $2,027,542)	2,027,542
Total investments
(cost $3,327,532)	3,327,532
Segregated cash with broker	66,150
Unrealized appreciation on swap agreements	11,570
Receivables:
Fund shares sold	16,699
Variation margin	12,734
Interest	9
Total assets	3,434,694
Liabilities:
Payable for:
Swap settlement	32,824
Fund shares redeemed	4,247
Management fees	2,158
Transfer agent and administrative fees	599
Investor service fees	599
Portfolio accounting fees	240
Miscellaneous	6,936
Total liabilities	47,603
Net assets	$3,387,091
Net assets consist of:
Paid in capital	$7,842,606
Accumulated net investment loss	(25,792)
Accumulated net realized loss on investments	(4,533,562)
Net unrealized appreciation on investments	103,839
Net assets	$3,387,091
Capital shares outstanding	268,749
Net asset value per share	$12.60

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$1,053
Total investment income	1,053

Expenses:
Management fees	13,791
Transfer agent and administrative fees	3,831
Investor service fees	3,831
Portfolio accounting fees	1,532
Professional fees	3,010
Trustees’ fees*	149
Custodian fees	148
Miscellaneous	553
Total expenses	26,845
Net investment loss	(25,792)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	43,830
Futures contracts	(20,878)
Net realized gain	22,952
Net change in unrealized appreciation (depreciation) on:
Investments	(170)
Swap agreements	(7,442)
Futures contracts	65,661
Net change in unrealized appreciation (depreciation)	58,049
Net realized and unrealized gain	81,001
Net increase in net assets resulting from operations	$55,209

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(25,792)	$(74,983)
Net realized gain (loss) on investments	22,952	(586,836)
Net change in unrealized appreciation (depreciation) on investments	58,049	(111,400)
Net increase (decrease) in net assets resulting from operations	55,209	(773,219)

Capital share transactions:
Proceeds from sale of shares	16,807,924	61,680,944
Cost of shares redeemed	(17,420,354)	(64,671,168)
Net decrease from capital share transactions	(612,430)	(2,990,224)
Net decrease in net assets	(557,221)	(3,763,443)

Net assets:
Beginning of period	3,944,312	7,707,755
End of period	$3,387,091	$3,944,312
Accumulated net investment loss at end of period	$(25,792)	$—

Capital share activity:
Shares sold	1,371,148	5,041,035
Shares redeemed	(1,436,903)	(5,319,252)
Net decrease in shares	(65,755)	(278,217)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011[d]	2010[d]	2009[d]	2008[d]
Per Share Data
Net asset value, beginning of period	$11.79	$12.58	$13.16	$13.76	$42.50	$40.26
Income (loss) from investment operations:
Net investment loss[b]	(.10)	(.20)	(.20)	(.22)	(.54)	(.16)
Net gain (loss) on investments (realized and unrealized)	.91	(.59)	(.38)	(.38)	(7.64)	2.40
Total from investment operations	.81	(.79)	(.58)	(.60)	(8.18)	2.24
Less distributions from:
Net realized gains	—	—	—	—	(20.56)	—
Total distributions	—	—	—	—	(20.56)	—
Net asset value, end of period	$12.60	$11.79	$12.58	$13.16	$13.76	$42.50

Total Return[c]	6.87%	(6.28%)	(4.26%)	(4.51%)	(15.84%)	5.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,387	$3,944	$7,708	$6,871	$7,525	$7,024
Ratios to average net assets:
Net investment loss	(1.68%)	(1.64%)	(1.72%)	(1.55%)	(1.57%)	(0.41%)
Total expenses	1.75%	1.76%	1.77%	1.69%	1.72%	1.69%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the years ended December 31, 2008 – December 31, 2010 and the period January 1, 2011 through December 1, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
WEAKENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 53.4%
Fannie Mae[1]
0.05% due 07/25/13	$400,000	$399,987
Federal home Loan Bank[2]
0.03% due 07/03/13	200,000	200,000
Freddie Mac[1]
0.05% due 07/15/13	100,000	99,998
Total Federal Agency Discount Notes
(Cost $699,985)		699,985

REPURCHASE AGREEMENTS††,3 - 44.1%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13[4]	213,501	213,501
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	123,617	123,617
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	120,520	120,520
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	120,520	120,520
Total Repurchase Agreements
(Cost $578,158)		578,158
Total Investments - 97.5%
(Cost $1,278,143)		$1,278,143
Other Assets & Liabilities, net - 2.5%		32,341
Total Net Assets - 100.0%		$1,310,484

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 U.S. Dollar Index
Futures Contracts
(Aggregate Value of
Contracts $1,584,790)	19	$(40,727)

Units
CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
August 2013 U.S. Dollar Index Swap,
Terminating 08/27/13[5]
(Notional Value $1,050,231)	12,611	$6,866

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2013.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

60 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $699,985)	$699,985
Repurchase agreements, at value
(cost $578,158)	578,158
Total investments
(cost $1,278,143)	1,278,143
Segregated cash with broker	25,650
Receivable for swap settlement	15,283
Unrealized appreciation on swap agreements	6,866
Receivables:
Fund shares sold	459
Interest	3
Total assets	1,326,404
Liabilities:
Payable for:
Fund shares redeemed	5,258
Variation margin	4,902
Management fees	1,024
Transfer agent and administrative fees	284
Investor service fees	284
Portfolio accounting fees	114
Miscellaneous	4,054
Total liabilities	15,920
Net assets	$1,310,484
Net assets consist of:
Paid in capital	$2,383,876
Accumulated net investment loss	(13,280)
Accumulated net realized loss on investments	(1,026,251)
Net unrealized depreciation on investments	(33,861)
Net assets	$1,310,484
Capital shares outstanding	58,988
Net asset value per share	$22.22

STATEMENT OF
OPERATIONS (Unaudited)
Period ended June 30, 2013

Investment Income:
Interest	$483
Total investment income	483

Expenses:
Management fees	7,054
Transfer agent and administrative fees	1,960
Investor service fees	1,959
Portfolio accounting fees	784
Professional fees	1,409
Custodian fees	84
Trustees’ fees*	70
Miscellaneous	444
Total expenses	13,764
Net investment loss	(13,281)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4)
Swap agreements	(68,988)
Futures contracts	(52,447)
Net realized loss	(121,439)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	4,786
Futures contracts	(43,729)
Net change in unrealized appreciation (depreciation)	(38,943)
Net realized and unrealized loss	(160,382)
Net decrease in net assets resulting from operations	$(173,663)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 61

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(13,281)	$(34,595)
Net realized loss on investments	(121,439)	(145,706)
Net change in unrealized appreciation (depreciation) on investments	(38,943)	74,916
Net decrease in net assets resulting from operations	(173,663)	(105,385)

Capital share transactions:
Proceeds from sale of shares	7,810,581	20,698,423
Cost of shares redeemed	(8,248,950)	(20,754,172)
Net decrease from capital share transactions	(438,369)	(55,749)
Net decrease in net assets	(612,032)	(161,134)

Net assets:
Beginning of period	1,922,516	2,083,650
End of period	$1,310,484	$1,922,516
Accumulated/(Undistributed) net investment loss/(income) at end of period	$(13,280)	$1

Capital share activity:
Shares sold	336,103	837,258
Shares redeemed	(355,555)	(844,487)
Net decrease in shares	(19,452)	(7,229)

62 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$24.51	$24.32	$25.26	$26.75	$25.10	$28.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.40)	(.47)	(.38)	(.40)	.07
Net gain (loss) on investments (realized and unrealized)	(2.09)	.59	(.47)	(1.11)	2.06	(3.57)
Total from investment operations	(2.29)	.19	(.94)	(1.49)	1.66	(3.50)
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Total distributions	—	—	—	—	(.01)	—
Net asset value, end of period	$22.22	$24.51	$24.32	$25.26	$26.75	$25.10

Total Return[c]	(9.34%)	0.78%	(3.68%)	(5.61%)	6.61%	(12.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,310	$1,923	$2,084	$3,302	$4,908	$10,965
Ratios to average net assets:
Net investment income (loss)	(1.69%)	(1.66%)	(1.72%)	(1.55%)	(1.58%)	0.23%
Total expenses	1.76%	1.77%	1.77%	1.70%	1.71%	1.68%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the Target Beta Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

64 | the RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

G. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

H. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Management Fees
Fund	(as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Trust for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Transfer Agent and
Administrative Fees
Fund	(as a % of Net Assets)
All Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
S&P 500® Pure Growth Fund	$49,591,905	$—	$449,477	$—	$—	$50,041,382
S&P 500® Pure Value Fund	43,013,202	—	784,395	—	—	43,797,597
S&P MidCap 400® Pure Growth Fund	36,261,377	—	1,172,247	—	—	37,433,624
S&P MidCap 400® Pure Value Fund	28,894,477	—	211,625	—	—	29,106,102
S&P SmallCap 600® Pure Growth Fund	26,606,073	—	510,282	—	—	27,116,355
S&P SmallCap 600® Pure Value Fund	17,261,704	—	177,652	—	—	17,439,356
Europe 1.25x Strategy Fund	6,050,524	—	1,408,605	—	—	7,459,129
Japan 2x Strategy Fund	—	319,422	3,607,657	—	—	3,927,079
Strengthening Dollar 2x Strategy Fund	—	92,269	3,327,532	11,570	—	3,431,371
Weakening Dollar 2x Strategy Fund	—	—	1,278,143	6,866	—	1,285,009
Liabilities
Europe 1.25x Strategy Fund	$—	$85,019	$—	$59,510	$—	$144,529
Japan 2x Strategy Fund	—	252,359	—	—	—	252,359
Weakening Dollar 2x Strategy Fund	—	40,727	—	—	—	40,727

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.03%			2.13%
Due 07/01/13	$87,235,756	$87,235,974	12/31/15	$83,920,600	$88,980,702
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.06%			0.00%
Due 07/01/13	41,028,466	41,028,672	06/26/14	23,717,400	23,681,824
			U.S. Treasury Note
			0.88%
			01/31/18	18,400,000	18,167,268
HSBC Group			Fannie Mae
0.07%			0.52%
Due 07/01/13	40,000,000	40,000,233	05/27/16	26,434,000	26,468,203
			Freddie Mac
			3.00%
			07/28/14	13,562,000	14,331,838
Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	40,000,000	40,000,200	09/15/15	40,952,600	40,800,079

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

	Futures		Swaps
Fund	Index Exposure	Liquidity	Index Exposure	Liquidity
Europe 1.25x Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long		Short
Europe 1.25x Strategy Fund	45	%*	—
Japan 2x Strategy Fund	200	%*	—
Strengthening Dollar 2x Strategy Fund	200%		—
Weakening Dollar 2x Strategy Fund	—		200%

* These funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The combined derivative instrument exposure is approximately 95% and 400% for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund, respectively.

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value
	Futures	Futures	Swaps
	Equity	Currency	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts	June 30, 2013
Japan 2x Strategy Fund	$319,422	$—	$—	$319,422
Strengthening Dollar 2x Strategy Fund	—	92,269	11,570	103,839
Weakening Dollar 2x Strategy Fund	—	—	6,866	6,866

Liability Derivative Investments Value
	Futures	Futures	Swaps
	Equity	Currency	Currency	Total Value at
Fund	Contracts*	Contracts*	Contracts	June 30, 2013
Europe 1.25x Strategy Fund	$59,510	$85,019	$—	$144,529
Japan 2x Strategy Fund	—	252,359	—	252,359
Weakening Dollar 2x Strategy Fund	—	40,727	—	40,727

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Swaps
	Equity	Currency	Currency
Fund	Contracts	Contracts	Contracts	Total
Europe 1.25x Strategy Fund	$130,673	$81,489	$—	$212,162
Japan 2x Strategy Fund	2,223,646	(1,223,747)	—	999,899
Strengthening Dollar 2x Strategy Fund	—	(20,878)	43,830	22,952
Weakening Dollar 2x Strategy Fund	—	(52,447)	(68,988)	(121,435)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Swaps
	Equity	Currency	Currency
Fund	Contracts	Contracts	Contracts	Total
Europe 1.25x Strategy Fund	$(136,125)	$(129,544)	$—	$(265,669)
Japan 2x Strategy Fund	(225,550)	(90,861)	—	(316,411)
Strengthening Dollar 2x Strategy Fund	—	65,661	(7,442)	58,219
Weakening Dollar 2x Strategy Fund	—	(43,729)	4,786	(38,943)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
S&P 500® Pure Growth Fund	$42,429,658	$7,820,270	$(208,546)	$7,611,724
S&P 500® Pure Value Fund	39,434,836	4,591,850	(229,089)	4,362,761
S&P MidCap 400® Pure Growth Fund	33,404,199	4,451,444	(422,019)	4,029,425
S&P MidCap 400® Pure Value Fund	27,009,636	2,205,083	(108,617)	2,096,466
S&P SmallCap 600® Pure Growth Fund	24,429,181	3,052,451	(365,277)	2,687,174
S&P SmallCap 600® Pure Value Fund	15,370,855	2,265,221	(196,720)	2,068,501
Europe 1.25x Strategy Fund	7,648,683	—	(189,554)	(189,554)
Japan 2x Strategy Fund	3,607,657	—	—	—
Strengthening Dollar 2x Strategy Fund	3,327,532	—	—	—
Weakening Dollar 2x Strategy Fund	1,278,143	—	—	—

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$81,487,749	$66,998,170
S&P 500® Pure Value Fund	97,949,563	89,188,084
S&P MidCap 400® Pure Growth Fund	52,527,701	51,383,870
S&P MidCap 400® Pure Value Fund	78,444,223	66,180,189
S&P SmallCap 600® Pure Growth Fund	37,375,195	30,676,092
S&P SmallCap 600® Pure Value Fund	17,107,455	18,035,920
Europe 1.25x Strategy Fund	15,873,392	17,536,544
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013.

The average daily balances borrowed for the period ended June 30, 2013 were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$6,646
S&P 500® Pure Value Fund	8,934
S&P MidCap 400® Pure Growth Fund	7,878
S&P MidCap 400® Pure Value Fund	15,856
S&P SmallCap 600® Pure Growth Fund	13,298
S&P SmallCap 600® Pure Value Fund	19,199
Strengthening Dollar 2x Strategy Fund	77

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
S&P 500® Pure Value Fund	$490,217	$512,806
S&P MidCap 400® Pure Growth Fund	898,980	943,076
S&P MidCap 400® Pure Value Fund	136,598	144,250
S&P SmallCap 600® Pure Growth Fund	136,809	140,175
S&P SmallCap 600® Pure Value Fund	85,239	89,875

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$26,516,688	$26,517,012	09/06/13	$10,651,095	$10,650,030
			Federal Home Loan Bank
			0.00%
			11/15/13	16,405,935	16,400,849
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	3,101,458	3,101,492	11/26/32	3,431,025	3,165,178

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500® Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

12. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
				Net Amount of Assets	and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
S&P 500® Pure Growth Fund	Repurchase agreements	$449,477	$—	$449,477	$—	$449,477	$—

S&P 500® Pure Value Fund	Repurchase agreements	784,395	—	784,395	—	784,395	—
	Securities lending	490,217	—	490,217	—	490,217	—
Total		1,274,612	—	1,274,612	—	1,274,612	—

S&P MidCap 400® Pure Growth Fund	Repurchase agreements	1,172,247	—	1,172,247	—	1,172,247	—
	Securities lending	898,980	—	898,980	—	898,980	—
Total		2,071,227	—	2,071,227	—	2,071,227	—

S&P MidCap 400® Pure Value Fund	Repurchase agreements	211,625	—	211,625	—	211,625	—
	Securities lending	136,598	—	136,598	—	136,598	—
Total		348,223	—	348,223	—	348,223	—

S&P SmallCap 600® Pure Growth Fund	Repurchase agreements	510,282	—	510,282	—	510,282	—
	Securities lending	136,809	—	136,809	—	136,809	—
Total		647,091	—	647,091	—	647,091	—

S&P SmallCap 600® Pure Value Fund	Repurchase agreements	177,652	—	177,652	—	177,652	—
	Securities lending	85,239	—	85,239	—	85,239	—
Total		262,891	—	262,891	—	262,891	—

Europe 1.25x Strategy Fund	Repurchase agreements	1,408,605	—	1,408,605	—	1,408,605	—

Japan 2x Strategy Fund	Futures Equity Contracts	319,422	—	319,422	—	—	319,422
	Repurchase agreements	2,107,676	—	2,107,676	—	2,107,676	—
Total		2,427,098	—	2,427,098	—	2,107,676	319,422

Strengthening Dollar 2x Strategy Fund	Futures Currency Contracts	92,269	—	92,269	—	92,269	—
	Swaps Currency Contracts	11,570	—	11,570	—	11,570	—
	Repurchase agreements	2,027,542	—	2,027,542	—	2,027,542	—
Total		2,131,381	—	2,131,381	—	2,131,381	—

Weakening Dollar 2x Strategy Fund	Swaps Currency Contracts	6,866	—	6,866	—	6,866	—
	Repurchase agreements	578,158	—	578,158	—	578,158	—
Total		585,024	—	585,024	—	585,024	—

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

					Gross Amounts Not Offset
					in the Statement of Assets
				Net Amount of	and Liabilities
		Gross Amounts	Gross Amounts Offset	Liabilities Presented		Cash
		of Recognized	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
S&P 500® Pure Value Fund	Securities lending	$512,806	$—	$512,806	$—	$512,806	$—
S&P MidCap 400® Pure Growth Fund	Securities lending	943,076	—	943,076	—	943,076	—
S&P MidCap 400® Pure Value Fund	Securities lending	144,250	—	144,250	—	144,250	—
S&P SmallCap 600® Pure Growth Fund	Securities lending	140,175	—	140,175	—	140,175	—
S&P SmallCap 600® Pure Value Fund	Securities lending	89,875	—	89,875	—	89,875	—
Europe 1.25x Strategy Fund	Futures Equity Contracts	59,510	—	59,510	—	—	59,510
	Futures Currency Contracts	85,019	—	85,019	—	—	85,019
Total		144,529	—	144,529	—	—	144,529

Japan 2x Strategy Fund	Futures Currency Contracts	252,359	—	252,359	—	—	252,359
Weakening Dollar 2x Strategy Fund	Futures Currency Contracts	40,727	—	40,727	—	—	40,727

1 Refer to notes 5 and 10 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

2 Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statements of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

OTHER INFORMATION (Unaudited) (concluded)

•

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present;

Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position	Principal Occupations
and Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

78 | the RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position	Principal Occupations
and Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 79

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

80 | the RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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SECTOR FUNDS

BANKING FUND

BASIC MATERIALS FUND

BIOTECHNOLOGY FUND

CONSUMER PRODUCTS FUND

ELECTRONICS FUND

ENERGY FUND

ENERGY SERVICES FUND

FINANCIAL SERVICES FUND

HEALTH CARE FUND

INTERNET FUND

LEISURE FUND

PRECIOUS METALS FUND

REAL ESTATE FUND

RETAILING FUND

TECHNOLOGY FUND

TELECOMMUNICATIONS FUND

TRANSPORTATION FUND

UTILITIES FUND

RVASECF-SEMI-3-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.66%	12.46%	$1,000.00	$1,124.60	$8.74
Basic Materials Fund	1.66%	(12.23%)	1,000.00	877.70	7.73
Biotechnology Fund	1.65%	24.51%	1,000.00	1,245.10	9.18
Consumer Products Fund	1.66%	16.57%	1,000.00	1,165.70	8.91
Electronics Fund	1.66%	16.11%	1,000.00	1,161.10	8.89
Energy Fund	1.66%	8.19%	1,000.00	1,081.90	8.57
Energy Services Fund	1.66%	11.14%	1,000.00	1,111.40	8.69
Financial Services Fund	1.66%	14.99%	1,000.00	1,149.90	8.85
Health Care Fund	1.65%	19.60%	1,000.00	1,196.00	8.98
Internet Fund	1.66%	15.39%	1,000.00	1,153.90	8.87
Leisure Fund	1.65%	18.33%	1,000.00	1,183.30	8.93
Precious Metals Fund	1.56%	(43.52%)	1,000.00	564.80	6.05
Real Estate Fund	1.66%	5.57%	1,000.00	1,055.70	8.46
Retailing Fund	1.66%	17.83%	1,000.00	1,178.30	8.97
Technology Fund	1.66%	9.32%	1,000.00	1,093.20	8.62
Telecommunications Fund	1.66%	4.57%	1,000.00	1,045.70	8.42
Transportation Fund	1.66%	22.49%	1,000.00	1,224.90	9.16
Utilities Fund	1.66%	10.40%	1,000.00	1,104.00	8.66

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.66%	5.00%	$1,000.00	$1,016.56	$8.30
Basic Materials Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Biotechnology Fund	1.65%	5.00%	1,000.00	1,016.61	8.25
Consumer Products Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Electronics Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Energy Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Energy Services Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Financial Services Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Health Care Fund	1.65%	5.00%	1,000.00	1,016.61	8.25
Internet Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Leisure Fund	1.65%	5.00%	1,000.00	1,016.61	8.25
Precious Metals Fund	1.56%	5.00%	1,000.00	1,017.06	7.80
Real Estate Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Retailing Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Technology Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Telecommunications Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Transportation Fund	1.66%	5.00%	1,000.00	1,016.56	8.30
Utilities Fund	1.66%	5.00%	1,000.00	1,016.56	8.30

[1]	Annualized.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.0%
JPMorgan Chase & Co.	3.9%
Citigroup, Inc.	3.9%
Bank of America Corp.	3.9%
U.S. Bancorp	3.0%
PNC Financial Services Group, Inc.	2.3%
Capital One Financial Corp.	2.2%
Bank of New York Mellon Corp.	2.1%
Northern Trust Corp.	2.0%
State Street Corp.	2.0%
Top Ten Total	29.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
BANKING FUND

	Shares	Value

COMMON STOCKS† - 99.5%

REGIONAL BANKS - 34.9%
PNC Financial Services Group, Inc.	1,602	$116,818
BB&T Corp.	2,696	91,340
First Republic Bank	2,034	78,268
SunTrust Banks, Inc.	2,460	77,662
Fifth Third Bancorp	4,155	74,998
M&T Bank Corp.	645	72,079
Prosperity Bancshares, Inc.	1,340	69,399
Regions Financial Corp.	7,260	69,188
Hancock Holding Co.	2,219	66,725
BankUnited, Inc.	2,520	65,545
Webster Financial Corp.	2,540	65,227
FNB Corp.	5,147	62,176
KeyCorp	5,513	60,864
Bank of the Ozarks, Inc.	1,330	57,629
CVB Financial Corp.	4,850	57,036
CIT Group, Inc.*	1,213	56,562
Popular, Inc.*	1,699	51,531
Huntington Bancshares, Inc.	6,192	48,793
Zions Bancorporation	1,505	43,464
Cullen/Frost Bankers, Inc.	562	37,525
SVB Financial Group*	445	37,077
East West Bancorp, Inc.	1,328	36,520
First Niagara Financial Group, Inc.	3,527	35,517
City National Corp.	545	34,537
FirstMerit Corp.	1,702	34,091
First Horizon National Corp.	2,790	31,248
TCF Financial Corp.	2,022	28,672
Bank of Hawaii Corp.	561	28,230
Valley National Bancorp[1]	2,771	26,241
Texas Capital Bancshares, Inc.*	577	25,596
PrivateBancorp, Inc.	1,159	24,582
BancorpSouth, Inc.	1,374	24,320
IBERIABANK Corp.	438	23,481
Wintrust Financial Corp.	584	22,356
Commerce Bancshares, Inc.	257	11,195
Signature Bank*	121	10,045
Associated Banc-Corp.	258	4,012
Susquehanna Bancshares, Inc.	160	2,056
Fulton Financial Corp.	148	1,699
UMB Financial Corp.	30	1,670
Total Regional Banks		1,765,974
DIVERSIFIED BANKS - 28.6%
Wells Fargo & Co.	4,886	201,644
U.S. Bancorp	4,253	153,745
Itau Unibanco Holding S.A. ADR	5,040	65,117
Banco Bradesco S.A. ADR	4,390	57,114
ICICI Bank Ltd. ADR	1,419	54,277
Toronto-Dominion Bank	664	53,366
Credicorp Ltd.	415	53,103
Grupo Financiero Santander Mexico SAB de CV ADR*	3,730	53,003
HSBC Holdings plc ADR	1,013	52,575
Comerica, Inc.	1,305	51,978
Mitsubishi UFJ Financial Group, Inc. ADR	8,367	51,959
Banco Santander Chile ADR	2,115	51,712
HDFC Bank Ltd. ADR	1,425	51,642
Royal Bank of Canada	883	51,488
Sumitomo Mitsui Financial Group, Inc. ADR	5,580	51,448
Bank of Montreal	879	51,008
Banco Santander Brasil S.A. ADR	8,000	49,760
Barclays plc ADR	2,878	49,271
Bancolombia S.A. ADR	865	48,873
Banco Santander S.A. ADR	7,533	48,739
Bank of Nova Scotia	910	48,731
Banco Bilbao Vizcaya Argentaria S.A. ADR	5,563	46,785
Canadian Imperial Bank of Commerce	654	46,421
Total Diversified Banks		1,443,759
OTHER DIVERSIFIED FINANCIAL SERVICES - 14.2%
JPMorgan Chase & Co.	3,728	196,802
Citigroup, Inc.	4,090	196,197
Bank of America Corp.	15,180	195,215
ING US, Inc.*	3,090	83,615
ING Groep N.V. ADR*	5,267	47,877
Total Other Diversified Financial Services		719,706
THRIFTS & MORTGAGE FINANCE - 10.0%
Home Loan Servicing Solutions Ltd.	3,496	83,798
EverBank Financial Corp.	3,860	63,921
Capitol Federal Financial, Inc.	5,022	60,967
New York Community Bancorp, Inc.	3,326	46,564
Ocwen Financial Corp.*	1,080	44,518
Hudson City Bancorp, Inc.	4,568	41,843
People’s United Financial, Inc.	2,784	41,482
Flagstar Bancorp, Inc.*	2,670	37,273
MGIC Investment Corp.*	4,440	26,951
Radian Group, Inc.	2,290	26,610
Astoria Financial Corp.	1,791	19,307
Nationstar Mortgage Holdings, Inc.*	265	9,922
Total Thrifts & Mortgage Finance		503,156

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
BANKING FUND

	Shares	Value

ASSET MANAGEMENT & CUSTODY BANKS - 6.1%
Bank of New York Mellon Corp.	3,717	$104,262
Northern Trust Corp.	1,780	103,062
State Street Corp.	1,540	100,423
Total Asset Management & Custody Banks		307,747
DIVERSIFIED CAPITAL MARKETS - 3.0%
Deutsche bank AG	1,255	52,647
UBS AG	2,888	48,952
Credit Suisse Group AG ADR	1,841	48,713
Total Diversified Capital Markets		150,312
CONSUMER FINANCE - 2.2%
Capital One Financial Corp.	1,800	113,058
MORTGAGE REITs - 0.5%
CapitalSource, Inc.	2,681	25,148
Total Common Stocks
(Cost $3,432,139)		5,028,860

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 1.0%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$53,012	53,012
Total Repurchase Agreement
(Cost $53,012)		53,012

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	12,221	12,221
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	1,429	1,429
Total Securities Lending Collateral
(Cost $13,650)		13,650
Total Investments - 100.8%
(Cost $3,498,801)		$5,095,522
Other Assets & Liabilities, net - (0.8)%		(39,349)
Total Net Assets - 100.0%		$5,056,173

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt
plc — Public Limited Company

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $13,258 of securities loaned
(cost $3,432,139)	$5,028,860
Repurchase agreements, at value
(cost $66,662)	66,662
Total investments
(cost $3,498,801)	5,095,522
Cash	525
Receivables:
Securities sold	589,683
Dividends	9,738
Foreign taxes reclaim	45
Interest	12
Total assets	5,695,525
Liabilities:
Payable for:
Fund shares redeemed	606,364
Upon return of securities loaned	13,650
Management fees	4,708
Transfer agent and administrative fees	1,385
Investor service fees	1,385
Portfolio accounting fees	554
Miscellaneous	11,306
Total liabilities	639,352
Net assets	$5,056,173
Net assets consist of:
Paid in capital	$4,897,640
Undistributed net investment income	85,454
Accumulated net realized loss on investments	(1,523,642)
Net unrealized appreciation on investments	1,596,721
Net assets	$5,056,173
Capital shares outstanding	335,448
Net asset value per share	$15.07

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,687)	$92,828
Income from securities lending, net	174
Interest	10
Total investment income	93,012

Expenses:
Management fees	36,139
Transfer agent and administrative fees	10,629
Investor service fees	10,629
Portfolio accounting fees	4,252
Professional fees	5,203
Custodian fees	450
Trustees’ fees*	267
Line of credit fees	43
Miscellaneous	2,891
Total expenses	70,503
Net investment income	22,509

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	879,107
Net realized gain	879,107
Net change in unrealized appreciation (depreciation) on:
Investments	(14,398)
Net change in unrealized appreciation (depreciation)	(14,398)
Net realized and unrealized gain	864,709
Net increase in net assets resulting from operations	$887,218

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$22,509	$62,968
Net realized gain (loss) on investments	879,107	(297,522)
Net change in unrealized appreciation (depreciation) on investments	(14,398)	1,126,167
Net increase in net assets resulting from operations	887,218	891,613

Distributions to shareholders from:
Net investment income	—	(18,625)
Net realized gains	—	(11,241)
Total distributions to shareholders	—	(29,866)

Capital share transactions:
Proceeds from sale of shares	15,282,846	46,027,046
Distributions reinvested	—	29,866
Cost of shares redeemed	(21,833,836)	(38,793,749)
Net increase (decrease) from capital share transactions	(6,550,990)	7,263,163
Net increase (decrease) in net assets	(5,663,772)	8,124,910

Net assets:
Beginning of period	10,719,945	2,595,035
End of period	$5,056,173	$10,719,945
Undistributed net investment income at end of period	$85,454	$62,945

Capital share activity:
Shares sold	1,042,452	3,725,488
Shares issued from reinvestment of distributions	—	2,359
Shares redeemed	(1,506,879)	(3,167,788)
Net increase (decrease) in shares	(464,427)	560,059

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.40	$10.82	$13.98	$12.52	$13.40	$22.80
Income (loss) from investment operations:
Net investment income[b]	.04	.11	.07	.02	.08	.48
Net gain (loss) on investments (realized and unrealized)	1.63	2.50	(3.18)	1.60	(.54)	(9.86)
Total from investment operations	1.67	2.61	(3.11)	1.62	(.46)	(9.38)
Less distributions from:
Net investment income	—	(.02)	(.05)	(.16)	(.42)	(.02)
Net realized gains	—	(.01)	—	—	—	—
Total distributions	—	(.03)	(.05)	(.16)	(.42)	(.02)
Net asset value, end of period	$15.07	$13.40	$10.82	$13.98	$12.52	$13.40

Total Return[c]	12.46%	24.22%	(22.23%)	13.04%	(3.43%)	(41.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,056	$10,720	$2,595	$5,463	$4,639	$22,968
Ratios to average net assets:
Net investment income	0.53%	0.89%	0.59%	0.12%	0.70%	2.87%
Total expenses	1.66%	1.67%	1.71%	1.64%	1.66%	1.63%
Portfolio turnover rate	180%	512%	1,518%	1,119%	731%	521%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2013

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
LyondellBasell Industries N.V. — Class A	3.1%
Monsanto Co.	3.1%
Dow Chemical Co.	2.7%
Freeport-McMoRan Copper & Gold, Inc.	2.4%
Newmont Mining Corp.	2.4%
EI du Pont de Nemours & Co.	2.3%
Ecolab, Inc.	2.2%
Barrick Gold Corp.	2.2%
Southern Copper Corp.	2.1%
Mosaic Co.	2.1%
Top Ten Total	24.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.7%

GOLD - 15.6%
Newmont Mining Corp.	7,567	$226,632
Barrick Gold Corp.	13,499	212,474
Goldcorp, Inc.	6,130	151,595
Allied Nevada Gold Corp.*	14,438	93,558
Kinross Gold Corp.	17,658	90,056
Yamana Gold, Inc.	8,637	82,138
Agnico Eagle Mines Ltd.	2,949	81,215
Randgold Resources Ltd. ADR	1,239	79,358
AngloGold Ashanti Ltd. ADR	5,324	76,133
Royal Gold, Inc.	1,707	71,831
Gold Fields Ltd. ADR	12,644	66,381
New Gold, Inc.*	10,338	66,370
Eldorado Gold Corp.	10,662	65,891
Cia de Minas Buenaventura S.A. ADR	4,432	65,416
IAMGOLD Corp.	14,182	61,408
Total Gold		1,490,456
SPECIALTY CHEMICALS - 13.7%
Ecolab, Inc.	2,504	213,315
Sherwin-Williams Co.	1,030	181,897
Rockwood Holdings, Inc.	2,334	149,446
Celanese Corp. — Series A	2,461	110,253
W.R. Grace & Co.*	1,294	108,748
Ashland, Inc.	1,290	107,715
Albemarle Corp.	1,578	98,294
RPM International, Inc.	2,750	87,835
Cytec Industries, Inc.	995	72,884
Sigma-Aldrich Corp.	747	60,029
NewMarket Corp.	210	55,138
International Flavors & Fragrances, Inc.	469	35,250
Valspar Corp.	501	32,400
Total Specialty Chemicals		1,313,204
DIVERSIFIED METALS & MINING - 11.9%
Freeport-McMoRan Copper & Gold, Inc.	8,309	229,410
Southern Copper Corp.	7,390	204,112
BHP Billiton Ltd. ADR	2,325	134,060
Rio Tinto plc ADR	2,970	122,008
Molycorp, Inc.*,1	18,060	111,972
Teck Resources Ltd. — Class B	4,057	86,698
Walter Energy, Inc.	7,224	75,130
BHP Billiton plc ADR	1,230	63,062
US Silica Holdings, Inc.	2,680	55,690
Globe Specialty Metals, Inc.	5,080	55,220
Total Diversified Metals & Mining		1,137,362
STEEL - 10.9%
Vale S.A. ADR	14,099	185,402
Nucor Corp.	3,575	154,869
Commercial Metals Co.	7,720	114,024
Reliance Steel & Aluminum Co.	1,435	94,079
ArcelorMittal	7,140	79,968
Steel Dynamics, Inc.	5,175	77,159
Allegheny Technologies, Inc.	2,652	69,774
Gerdau S.A. ADR	12,050	68,806
United States Steel Corp.[1]	3,801	66,632
Carpenter Technology Corp.	1,418	63,909
Cliffs Natural Resources, Inc.[1]	3,900	63,375
Total Steel		1,037,997
FERTILIZERS & AGRICULTURAL CHEMICALS - 9.4%
Monsanto Co.	3,003	296,695
Mosaic Co.	3,647	196,245
Potash Corporation of Saskatchewan, Inc.	3,620	138,031
CF Industries Holdings, Inc.	751	128,797
Agrium, Inc.	1,000	86,960
Intrepid Potash, Inc.	2,950	56,198
Total Fertilizers & Agricultural Chemicals		902,926
DIVERSIFIED CHEMICALS - 9.2%
Dow Chemical Co.	8,052	259,033
EI du Pont de Nemours & Co.	4,220	221,550
Eastman Chemical Co.	1,974	138,200
PPG Industries, Inc.	838	122,692
Huntsman Corp.	5,024	83,197
FMC Corp.	837	51,107
Total Diversified Chemicals		875,779
PAPER PACKAGING - 5.7%
Rock Tenn Co. — Class A	1,120	111,866
MeadWestvaco Corp.	3,027	103,251
Sealed Air Corp.	3,857	92,375
Packaging Corporation of America	1,880	92,045
Bemis Company, Inc.	2,187	85,599
Graphic Packaging Holding Co.*	7,180	55,573
Total Paper Packaging		540,709
COMMODITY CHEMICALS - 5.6%
LyondellBasell Industries N.V. — Class A	4,490	297,507
Westlake Chemical Corp.	1,130	108,943
Axiall Corp.	1,710	72,812
Tronox Ltd. — Class A	2,670	53,801
Total Commodity Chemicals		533,063
INDUSTRIAL GASES - 4.1%
Air Products & Chemicals, Inc.	1,973	180,668
Praxair, Inc.	1,508	173,661
Airgas, Inc.	421	40,189
Total Industrial Gases		394,518
CONSTRUCTION MATERIALS - 3.5%
Cemex SAB de CV ADR*	12,759	134,990
Vulcan Materials Co.	2,143	103,743
Martin Marietta Materials, Inc.	890	87,594
Eagle Materials, Inc.	130	8,615
Total Construction Materials		334,942
METAL & GLASS CONTAINERS - 2.9%
Ball Corp.	2,476	102,853
Owens-Illinois, Inc.*	3,309	91,957
Berry Plastics Group, Inc.*	2,400	52,968
Crown Holdings, Inc.*	807	33,192
Total Metal & Glass Containers		280,970

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
BASIC MATERIALS FUND

	Shares	Value

PRECIOUS METALS & MINERALS - 2.8%
Silver Wheaton Corp.	5,220	$102,677
Pan American Silver Corp.	5,652	65,789
Coeur Mining, Inc.*	3,955	52,602
Stillwater Mining Co.*	4,599	49,393
Total Precious Metals & Minerals		270,461
PAPER PRODUCTS - 2.6%
International Paper Co.	4,261	188,805
Domtar Corp.	920	61,180
Total Paper Products		249,985
ALUMINUM - 1.2%
Alcoa, Inc.	15,277	119,466
FOREST PRODUCTS - 0.6%
Louisiana-Pacific Corp*	4,033	59,648
Total Common Stocks
(Cost $5,438,016)		9,541,486

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$64,912	64,912
Total Repurchase Agreement
(Cost $64,912)		64,912

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	73,216	73,216
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	8,564	8,564
Total Securities Lending Collateral
(Cost $81,780)		81,780
Total Investments - 101.3%
(Cost $5,584,708)		$9,688,178
Other Assets & Liabilities, net - (1.3)%		(128,279)
Total Net Assets - 100.0%		$9,559,899

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $83,095 of securities loaned
(cost $5,438,016)	$9,541,486
Repurchase agreements, at value
(cost $146,692)	146,692
Total investments
(cost $5,584,708)	9,688,178
Cash	238
Receivables:
Dividends	22,565
Interest	104
Fund shares sold	56
Total assets	9,711,141
Liabilities:
Payable for:
Upon return of securities loaned	81,780
Fund shares redeemed	21,659
Management fees	7,226
Transfer agent and administrative fees	2,125
Investor service fees	2,125
Portfolio accounting fees	850
Miscellaneous	35,477
Total liabilities	151,242
Net assets	$9,559,899
Net assets consist of:
Paid in capital	$6,824,727
Undistributed net investment income	127,012
Accumulated net realized loss on investments	(1,495,310)
Net unrealized appreciation on investments	4,103,470
Net assets	$9,559,899
Capital shares outstanding	417,734
Net asset value per share	$22.89

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $3,865)	$149,415
Income from securities lending, net	6,562
Interest	17
Total investment income	155,994

Expenses:
Management fees	63,380
Transfer agent and administrative fees	18,641
Investor service fees	18,641
Portfolio accounting fees	7,456
Professional fees	10,702
Custodian fees	813
Trustees’ fees*	541
Line of credit fees	100
Miscellaneous	3,398
Total expenses	123,672
Net investment income	32,322

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,397,536
Net realized gain	1,397,536
Net change in unrealized appreciation (depreciation) on:
Investments	(3,386,163)
Net change in unrealized appreciation (depreciation)	(3,386,163)
Net realized and unrealized loss	(1,988,627)
Net decrease in net assets resulting from operations	$(1,956,305)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$32,322	$94,690
Net realized gain on investments	1,397,536	853,237
Net change in unrealized appreciation (depreciation) on investments	(3,386,163)	560,133
Net increase (decrease) in net assets resulting from operations	(1,956,305)	1,508,060

Distributions to shareholders from:
Net realized gains	—	(1,353,298)
Total distributions to shareholders	—	(1,353,298)

Capital share transactions:
Proceeds from sale of shares	28,381,681	50,350,880
Distributions reinvested	—	1,353,298
Cost of shares redeemed	(33,384,752)	(51,233,191)
Net increase (decrease) from capital share transactions	(5,003,071)	470,987
Net increase (decrease) in net assets	(6,959,376)	625,749

Net assets:
Beginning of period	16,519,275	15,893,526
End of period	$9,559,899	$16,519,275
Undistributed net investment income at end of period	$127,012	$94,690

Capital share activity:
Shares sold	1,099,316	1,885,247
Shares issued from reinvestment of distributions	—	55,079
Shares redeemed	(1,314,947)	(1,919,537)
Net increase (decrease) in shares	(215,631)	20,789

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.08	$25.95	$36.83	$29.22	$19.38	$41.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.17	(.02)	(.07)	.17	.06
Net gain (loss) on investments (realized and unrealized)	(3.24)	2.45	(5.69)	7.86	10.58	(19.38)
Total from investment operations	(3.19)	2.62	(5.71)	7.79	10.75	(19.32)
Less distributions from:
Net investment income	—	—	—	(.18)	(.06)	(.27)
Net realized gains	—	(2.49)	(5.17)	—	(.85)	(2.69)
Total distributions	—	(2.49)	(5.17)	(.18)	(.91)	(2.96)
Net asset value, end of period	$22.89	$26.08	$25.95	$36.83	$29.22	$19.38

Total Return[c]	(12.23%)	10.72%	(16.46%)	26.67%	55.46%	(45.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,560	$16,519	$15,894	$49,131	$46,522	$23,788
Ratios to average net assets:
Net investment income (loss)	0.43%	0.62%	(0.06%)	(0.22%)	0.69%	0.15%
Total expenses	1.66%	1.67%	1.71%	1.66%	1.65%	1.60%
Portfolio turnover rate	198%	339%	193%	418%	377%	191%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2013

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Gilead Sciences, Inc.	7.4%
Amgen, Inc.	6.1%
Biogen Idec, Inc.	6.1%
Celgene Corp.	5.8%
Regeneron Pharmaceuticals, Inc.	4.0%
Alexion Pharmaceuticals, Inc.	3.5%
Vertex Pharmaceuticals, Inc.	3.5%
Life Technologies Corp.	2.9%
BioMarin Pharmaceutical, Inc.	2.8%
Illumina, Inc.	2.6%
Top Ten Total	44.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.5%

BIOTECHNOLOGY - 87.8%
Gilead Sciences, Inc.*	29,186	$1,494,614
Amgen, Inc.	12,599	1,243,017
Biogen Idec, Inc.*	5,741	1,235,463
Celgene Corp.*	10,076	1,177,985
Regeneron Pharmaceuticals, Inc.*	3,575	803,946
Alexion Pharmaceuticals, Inc.*	7,787	718,273
Vertex Pharmaceuticals, Inc.*	8,945	714,437
BioMarin Pharmaceutical, Inc.*	10,012	558,569
Quintiles Transnational Holdings, Inc.*	10,960	466,458
Onyx Pharmaceuticals, Inc.*	5,033	436,965
Pharmacyclics, Inc.*	5,060	402,118
Elan Corp. plc ADR*	25,717	363,638
Opko Health, Inc.*,1	48,730	345,983
Alkermes plc*	11,931	342,181
Alnylam Pharmaceuticals, Inc.*	10,919	338,598
Isis Pharmaceuticals, Inc.*	12,580	338,025
Medivation, Inc.*	6,803	334,708
Seattle Genetics, Inc.*	10,362	325,989
Incyte Corporation Ltd.*	14,135	310,970
Ariad Pharmaceuticals, Inc.*	17,680	309,223
United Therapeutics Corp.*	4,656	306,458
NPS Pharmaceuticals, Inc.*	20,260	305,926
ACADIA Pharmaceuticals, Inc.*	16,850	305,828
Grifols S.A. ADR	9,420	268,282
Cepheid, Inc.*	7,623	262,384
Sarepta Therapeutics, Inc.*	6,770	257,599
Ironwood Pharmaceuticals, Inc.*	25,060	249,347
Myriad Genetics, Inc.*	9,080	243,980
Amarin Corporation plc ADR*,1	41,345	239,801
Achillion Pharmaceuticals, Inc.*	29,260	239,347
MannKind Corp.*,1	36,110	234,715
Aegerion Pharmaceuticals, Inc.*	3,580	226,757
Arena Pharmaceuticals, Inc.*,1	27,780	213,906
ImmunoGen, Inc.*,1	12,350	204,887
Celldex Therapeutics, Inc.*	12,910	201,525
Acorda Therapeutics, Inc.*	5,887	194,212
Halozyme Therapeutics, Inc.*	22,940	182,144
PDL BioPharma, Inc.	22,837	176,302
Exact Sciences Corp.*	11,640	161,912
Genomic Health, Inc.*	4,910	155,696
InterMune, Inc.*	15,476	148,879
Infinity Pharmaceuticals, Inc.*	8,060	130,975
Theravance, Inc.*	3,300	127,149
Keryx Biopharmaceuticals, Inc.*,1	16,240	121,313
Spectrum Pharmaceuticals, Inc.	14,627	109,117
Cubist Pharmaceuticals, Inc.*	2,084	100,657
TESARO, Inc.*	2,810	91,999
Orexigen Therapeutics, Inc.*	14,690	85,937
Total Biotechnology		17,808,194
Life Sciences Tools & Services - 9.7%
Life Technologies Corp.*	7,866	582,163
Illumina, Inc.*	6,925	518,267
Bio-Rad Laboratories, Inc. — Class A*	2,641	296,320
QIAGEN N.V.*	13,229	263,389
Charles River Laboratories
International, Inc.*	5,600	229,768
Techne Corp.	952	65,764
Total Life Sciences Tools & Services		1,955,671
Pharmaceuticals - 2.0%
Medicines Co.*	6,720	206,707
Nektar Therapeutics*	17,180	198,429
Total Pharmaceuticals		405,136
Total Common Stocks
(Cost $9,825,196)		20,169,001
RIGHTS††† - 0.0%
Clinical Data, Inc.[2]	4,730	—
Total Rights
(Cost $ —)		—

	Face
	Amount
REPURCHASE AGREEMENT††,3 - 0.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$125,804	125,804
Total Repurchase Agreement
(Cost $125,804)		125,804
SECURITIES LENDING COLLATERAL††,4 - 4.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	828,838	828,838
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	96,943	96,943
Total Securities Lending Collateral
(Cost $925,781)		925,781
Total Investments - 104.7%
(Cost $10,876,781)		$21,220,586
Other Assets & Liabilities, net - (4.7)%		(944,907)
Total Net Assets - 100.0%		$20,275,679

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Illiquid security.
[3]	Repurchase Agreement — See Note 5.
[4]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

Biotechnology fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $863,437 of
securities loaned
(cost $9,825,196)	$20,169,001
Repurchase agreements, at value
(cost $1,051,585)	1,051,585
Total investments
(cost $10,876,781)	21,220,586
Receivables:
Securities sold	541,323
Fund shares sold	50,049
Interest	6,801
Total assets	21,818,759
Liabilities:
Payable for:
Upon return of securities loaned	925,781
Securities purchased	367,663
Fund shares redeemed	188,612
Management fees	15,455
Transfer agent and administrative fees	4,545
Investor service fees	4,545
Portfolio accounting fees	1,818
Miscellaneous	34,661
Total liabilities	1,543,080
Net assets	$20,275,679
Net assets consist Of:
Paid in capital	$18,548,470
Accumulated net investment loss	(165,679)
Accumulated net realized loss on investments	(8,450,917)
Net unrealized appreciation on investments	10,343,805
Net assets	$20,275,679
Capital shares outstanding	434,343
Net asset value per share	$46.68

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends	$32,684
Income from securities lending, net	29,174
Interest	34
Total investment income	61,892
Expenses:
Management fees	101,882
Transfer agent and administrative fees	29,965
Investor service fees	29,965
Portfolio accounting fees	11,986
Professional fees	16,460
Custodian fees	1,176
Trustees’ fees*	836
Line of credit fees	71
Miscellaneous	5,946
Total expenses	198,287
Net investment loss	(136,395)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,726,867
Net realized gain	2,726,867
Net change in unrealized appreciation
(depreciation) on:
Investments	2,060,295
Net change in unrealized appreciation
(depreciation)	2,060,295
Net realized and unrealized gain	4,787,162
Net increase in net assets resulting
from operations	$4,650,767

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(136,395)	$(309,626)
Net realized gain on investments	2,726,867	2,058,392
Net change in unrealized appreciation (depreciation) on investments	2,060,295	3,811,340
Net increase in net assets resulting from operations	4,650,767	5,560,106

Capital share transactions:
Proceeds from sale of shares	31,636,084	71,809,325
Cost of shares redeemed	(35,091,543)	(70,134,629)
Net increase (decrease) from capital share transactions	(3,455,459)	1,674,696
Net increase in net assets	1,195,308	7,234,802

Net assets:
Beginning of period	19,080,371	11,845,569
End of period	$20,275,679	$19,080,371
Accumulated net investment loss at end of period	$(165,679)	$(29,284)

Capital share activity:
Shares sold	718,049	2,066,760
Shares redeemed	(792,652)	(1,987,377)
Net increase (decrease) in shares	(74,603)	79,383

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$37.49	$27.58	$24.93	$22.52	$19.03	$21.57
Income (loss) from investment operations:
Net investment loss[b]	(.25)	(.47)	(.41)	(.33)	(.25)	(.26)
Net gain (loss) on investments (realized and unrealized)	9.44	10.38	3.06	2.74	3.74	(2.28)
Total from investment operations	9.19	9.91	2.65	2.41	3.49	(2.54)
Net asset value, end of period	$46.68	$37.49	$27.58	$24.93	$22.52	$19.03

Total Return[c]	24.51%	35.98%	10.59%	10.70%	18.34%	(11.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,276	$19,080	$11,846	$13,843	$13,144	$35,296
Ratios to average net assets:
Net investment loss	(1.14%)	(1.33%)	(1.51%)	(1.40%)	(1.25%)	(1.25%)
Total expenses	1.65%	1.68%	1.71%	1.65%	1.68%	1.63%
Portfolio turnover rate	132%	294%	502%	509%	388%	351%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

Consumer Products Fund

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.8%
Coca-Cola Co.	4.8%
Philip Morris International, Inc.	4.2%
PepsiCo, Inc.	4.0%
Altria Group, Inc.	3.3%
Mondelez International, Inc. — Class A	2.9%
Kellogg Co.	2.6%
Kimberly-Clark Corp.	2.4%
Colgate-Palmolive Co.	2.4%
Kraft Foods Group, Inc.	2.3%
Top Ten Total	34.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Consumer Products Fund

	Shares	Value

COMMON STOCKS† - 99.4%

PACKAGED FOODS & MEATS - 31.0%
Mondelez International, Inc. — Class A	17,060	$486,721
Kellogg Co.	7,007	450,059
Kraft Foods Group, Inc.	7,150	399,470
General Mills, Inc.	7,719	374,603
Hershey Co.	3,454	308,373
Mead Johnson Nutrition Co.	3,449	273,264
ConAgra Foods, Inc.	7,603	265,573
Campbell Soup Co.	5,700	255,303
Hormel Foods Corp.	5,726	220,909
Green Mountain Coffee Roasters, Inc.*	2,892	217,074
Tyson Foods, Inc. — Class A	7,863	201,922
BRF S.A. ADR	7,960	172,812
Unilever N.V.	4,393	172,689
Flowers Foods, Inc.	6,482	142,917
Smithfield Foods, Inc.*	4,290	140,498
Hillshire Brands Co.	4,110	135,959
JM Smucker Co.	1,262	130,175
Dean Foods Co.*	12,970	129,959
Annie’s, Inc.*	2,990	127,793
Dole Food Company, Inc.*	9,330	118,958
Post Holdings, Inc.*	2,620	114,389
Pinnacle Foods, Inc.	4,730	114,230
McCormick & Company, Inc.	1,601	112,646
WhiteWave Foods Co. — Class B*	7,082	107,646
Sanderson Farms, Inc.	1,270	84,353
Hain Celestial Group, Inc.*	390	25,338
TreeHouse Foods, Inc.*	157	10,290
Total Packaged Foods & Meats		5,293,923
HOUSEHOLD PRODUCTS - 13.5%
Procter & Gamble Co.	12,839	988,474
Kimberly-Clark Corp.	4,293	417,022
Colgate-Palmolive Co.	7,126	408,249
Clorox Co.	2,699	224,395
Energizer Holdings, Inc.	1,670	167,852
Church & Dwight Company, Inc.	1,686	104,043
Total Household Products		2,310,035
SOFT DRINKS - 13.2%
Coca-Cola Co.	20,250	812,227
PepsiCo, Inc.	8,239	673,868
Monster Beverage Corp.*	3,686	223,998
Fomento Economico Mexicano
SAB de CV ADR	2,041	210,611
Coca-Cola Enterprises, Inc.	5,987	210,503
Dr Pepper Snapple Group, Inc.	2,464	113,172
Total Soft Drinks		2,244,379
TOBACCO - 11.3%
Philip Morris International, Inc.	8,265	715,914
Altria Group, Inc.	16,220	567,538
Reynolds American, Inc.	5,362	259,360
Lorillard, Inc.	4,144	181,010
Vector Group Ltd.	7,670	124,407
Universal Corp.	1,330	76,941
Total Tobacco		1,925,170
FOOD RETAIL - 8.5%
Kroger Co.	8,531	294,661
Whole Foods Market, Inc.	5,702	293,539
Harris Teeter Supermarkets, Inc.	4,840	226,802
Fresh Market, Inc.*	4,530	225,232
Safeway, Inc.	6,937	164,129
Susser Holdings Corp.*	2,400	114,912
Fairway Group Holdings Corp.*	4,730	114,324
Casey’s General Stores, Inc.	150	9,024
Total Food Retail		1,442,623
PERSONAL PRODUCTS - 5.4%
Estee Lauder Companies, Inc. — Class A	5,228	343,845
Avon Products, Inc.	9,824	206,599
Nu Skin Enterprises, Inc. — Class A	2,088	127,619
USANA Health Sciences, Inc.*	1,690	122,322
Herbalife Ltd.[1]	2,604	117,545
Total Personal Products		917,930
BREWERS - 5.3%
Molson Coors Brewing Co. — Class B	6,631	317,360
Cia de Bebidas das Americas ADR	6,617	247,145
Anheuser-Busch InBev N.V. ADR	2,362	213,194
Boston Beer Company, Inc. — Class A*	710	121,154
Total Brewers		898,853
DISTILLERS & VINTNERS - 5.2%
Beam, Inc.	5,350	337,638
Constellation Brands, Inc. — Class A*	4,063	211,764
Diageo plc ADR	1,460	167,827
Brown-Forman Corp. — Class B	2,461	166,241
Total Distillers & Vintners		883,470
AGRICULTURAL PRODUCTS - 4.1%
Archer-Daniels-Midland Co.	9,435	319,941
Bunge Ltd.	3,019	213,655
Ingredion, Inc.	2,294	150,532
Darling International, Inc.*	387	7,221
Total Agricultural Products		691,349
FOOD DISTRIBUTORS - 1.9%
Sysco Corp.	8,925	304,878
United Natural Foods, Inc.*	285	15,387
Total Food Distributors		320,265
Total Common Stocks
(Cost $10,161,678)		16,927,997

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
Consumer Products Fund

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$60,952	$60,952
Total Repurchase Agreement
(Cost $60,952)		60,952
SECURITIES LENDING COLLATERAL††,3 - 0.5%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	77,431	77,431
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	9,057	9,057
Total Securities Lending Collateral
(Cost $86,488)		86,488
Total Investments - 100.3%
(Cost $10,309,118)		$17,075,437
Other Assets & Liabilities, net - (0.3)%		(47,787)
Total Net Assets - 100.0%		$17,027,650

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

Consumer Products Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $83,509 of securities loaned
(cost $10,161,678)	$16,927,997
Repurchase agreements, at value
(cost $147,440)	147,440
Total investments
(cost $10,309,118)	17,075,437
Receivables:
Fund shares sold	316,287
Securities sold	115,679
Dividends	44,429
Foreign taxes reclaim	713
Interest	399
Total assets	17,552,944
Liabilities:
Payable for:
Securities purchased	368,991
Upon return of securities loaned	86,488
Fund shares redeemed	23,398
Management fees	12,025
Transfer agent and administrative fees	3,537
Investor service fees	3,537
Portfolio accounting fees	1,415
Miscellaneous	25,903
Total liabilities	525,294
Net assets	$17,027,650
Net assets consist of:
Paid in capital	$11,424,731
Undistributed net investment income	265,702
Accumulated net realized loss on investments	(1,429,102)
Net unrealized appreciation on investments	6,766,319
Net assets	$17,027,650
Capital shares outstanding	324,539
Net asset value per share	$52.47

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding tax of $3,410)	$221,380
Income from securities lending, net	2,509
Interest	23
Total investment income	223,912

Expenses:
Management fees	81,259
Transfer agent and administrative fees	23,900
Investor service fees	23,900
Portfolio accounting fees	9,560
Professional fees	12,858
Custodian fees	1,069
Trustees’ fees*	642
Line of credit fees	115
Miscellaneous	5,072
Total expenses	158,375
Net investment income	65,537

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,284,493
Net realized gain	1,284,493
Net change in unrealized appreciation (depreciation) on:
Investments	1,205,379
Net change in unrealized appreciation (depreciation)	1,205,379
Net realized and unrealized gain	2,489,872
Net increase in net assets resulting from operations	$2,555,409

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Consumer Products Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$65,537	$200,311
Net realized gain on investments	1,284,493	2,189,282
Net change in unrealized appreciation (depreciation) on investments	1,205,379	(976,524)
Net increase in net assets resulting from operations	2,555,409	1,413,069

Distributions to shareholders from:
Net investment income	—	(186,253)
Total distributions to shareholders	—	(186,253)

Capital share transactions:
Proceeds from sale of shares	41,802,088	139,193,807
Distributions reinvested	—	186,253
Cost of shares redeemed	(42,934,339)	(148,093,902)
Net decrease from capital share transactions	(1,132,251)	(8,713,842)
Net increase (decrease) in net assets	1,423,158	(7,487,026)

Net assets:
Beginning of period	15,604,492	23,091,518
End of period	$17,027,650	$15,604,492
Undistributed net investment income at end of period	$265,702	$200,165

Capital share activity:
Shares sold	826,592	3,138,218
Shares issued from reinvestment of distributions	—	4,195
Shares redeemed	(848,688)	(3,347,912)
Net decrease in shares	(22,096)	(205,499)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

Consumer Products Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$45.02	$41.82	$37.33	$32.25	$27.51	$37.02
Income (loss) from investment operations:
Net investment income[b]	.17	.46	.41	.60	.41	.40
Net gain (loss) on investments (realized and unrealized)	7.28	3.33	4.70	4.96	4.85	(9.09)
Total from investment operations	7.45	3.79	5.11	5.56	5.26	(8.69)
Less distributions from:
Net investment income	—	(.59)	(.62)	(.48)	(.52)	(.06)
Net realized gains	—	—	—	—	—	(.76)
Total distributions	—	(.59)	(.62)	(.48)	(.52)	(.82)
Net asset value, end of period	$52.47	$45.02	$41.82	$37.33	$32.25	$27.51

Total Return[c]	16.57%	9.05%	13.76%	17.28%	19.12%	(23.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,028	$15,604	$23,092	$15,259	$21,252	$24,833
Ratios to average net assets:
Net investment income	0.69%	1.06%	1.02%	1.76%	1.43%	1.21%
Total expenses	1.66%	1.67%	1.69%	1.65%	1.66%	1.61%
Portfolio turnover rate	238%	636%	368%	442%	259%	297%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	10.4%
Texas Instruments, Inc.	5.9%
Broadcom Corp. — Class A	4.2%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.6%
Analog Devices, Inc.	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3.2%
Altera Corp.	3.1%
Xilinx, Inc.	3.1%
KLA-Tencor Corp.	2.9%
Top Ten Total	43.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Electronics Fund

	Shares	Value

COMMON STOCKS† - 99.5%

SEMICONDUCTORS - 84.0%
Intel Corp.	18,338	$444,145
Texas Instruments, Inc.	7,224	251,901
Broadcom Corp. — Class A	5,254	177,375
Micron Technology, Inc.*	10,833	155,237
Analog Devices, Inc.	3,344	150,681
Taiwan Semiconductor
Manufacturing Company Ltd. ADR	7,511	137,602
Altera Corp.	4,051	133,642
Xilinx, Inc.	3,324	131,664
Linear Technology Corp.	3,241	119,398
Maxim Integrated Products, Inc.	4,167	115,759
NVIDIA Corp.	7,957	111,637
Microchip Technology, Inc.	2,964	110,409
Cree, Inc.*	1,709	109,137
NXP Semiconductor N.V.*	2,783	86,217
Avago Technologies Ltd.	2,294	85,750
Marvell Technology Group Ltd.	7,303	85,518
Microsemi Corp.*	3,727	84,789
Skyworks Solutions, Inc.*	3,752	82,131
Cypress Semiconductor Corp.	7,264	77,943
ON Semiconductor Corp.*	9,606	77,616
Freescale Semiconductor Ltd.*	5,544	75,121
ARM Holdings plc ADR	2,048	74,097
Atmel Corp.*	9,756	71,707
SunPower Corp.*	3,352	69,386
Mellanox Technologies Ltd.*	1,329	65,786
Spreadtrum Communications, Inc. ADR	2,446	64,208
Semtech Corp.*	1,729	60,567
Cavium, Inc.*	1,550	54,824
Fairchild Semiconductor
International, Inc.*	3,917	54,055
RF Micro Devices, Inc.*	9,180	49,113
International Rectifier Corp.*	2,344	49,083
Cirrus Logic, Inc.*	2,445	42,445
First Solar, Inc.*	739	33,055
LSI Corp.*	3,989	28,481
PMC - Sierra, Inc.*	4,310	27,369
Monolithic Power Systems, Inc.	1,076	25,942
Total Semiconductors		3,573,790
SEMICONDUCTOR EQUIPMENT - 15.5%
Applied Materials, Inc.	11,472	171,048
KLA-Tencor Corp.	2,223	123,888
Lam Research Corp.*	2,457	108,943
ASML Holding N.V.	995	78,705
Teradyne, Inc.*	4,280	75,200
SunEdison, Inc.*	6,873	56,152
Veeco Instruments, Inc.*	1,315	46,577
Total Semiconductor Equipment		660,513
Total Common Stocks
(Cost $2,664,614)		4,234,303

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.7%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$30,839	30,839
Total Repurchase Agreement
(Cost $30,839)		30,839
Total Investments - 100.2%
(Cost $2,695,453)		$4,265,142
Other Assets & Liabilities, net - (0.2)%		(10,312)
Total Net Assets - 100.0%		$4,254,830

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $2,664,614)	$4,234,303
Repurchase agreements, at value
(cost $30,839)	30,839
Total investments
(cost $2,695,453)	4,265,142
Cash	517
Receivables:
Fund shares sold	349,969
Dividends	1,366
Interest	2
Total assets	4,616,996
Liabilities:
Payable for:
Securities purchased	347,901
Management fees	2,770
Transfer agent and administrative fees	815
Investor service fees	815
Portfolio accounting fees	326
Fund shares redeemed	2
Miscellaneous	9,537
Total liabilities	362,166
Net assets	$4,254,830
Net assets consist of:
Paid in capital	$6,720,629
Undistributed net investment income	8,241
Accumulated net realized loss on investments	(4,043,729)
Net unrealized appreciation on investments	1,569,689
Net assets	$4,254,830
Capital shares outstanding	127,229
Net asset value per share	$33.44

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $30)	$30,721
Income from securities lending, net	385
Interest	6
Total investment income	31,112

Expenses:
Management fees	15,839
Transfer agent and administrative fees	4,658
Investor service fees	4,658
Portfolio accounting fees	1,863
Professional fees	2,797
Custodian fees	196
Trustees’ fees*	140
Line of credit fees	19
Miscellaneous	679
Total expenses	30,849
Net investment income	263

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	362,333
Net realized gain	362,333
Net change in unrealized appreciation (depreciation) on:
Investments	174,342
Net change in unrealized appreciation (depreciation)	174,342
Net realized and unrealized gain	536,675
Net increase in net assets resulting from operations	$536,938

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$263	$7,977
Net realized gain (loss) on investments	362,333	(93,552)
Net change in unrealized appreciation (depreciation) on investments	174,342	86,975
Net increase in net assets resulting from operations	536,938	1,400

Capital share transactions:
Proceeds from sale of shares	12,445,474	37,822,269
Cost of shares redeemed	(12,587,266)	(37,017,188)
Net increase (decrease) from capital share transactions	(141,792)	805,081
Net increase in net assets	395,146	806,481

Net assets:
Beginning of period	3,859,684	3,053,203
End of period	$4,254,830	$3,859,684
Undistributed net investment income at end of period	$8,241	$7,978

Capital share activity:*
Shares sold	2,502,404	1,270,621
Shares redeemed	(3,716,126)	(1,243,573)
Net increase (decrease) in shares	(1,213,722)	27,048

*	Capital share activity for the year ended December 31, 2012 and the period January 1, 2013 through April 5, 2013 has been restated to reflect a 1:10 reverse share split effective April 5, 2013. See Note 11 in Notes to Financial Statements.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012[e]	2011[e]	2010[e]	2009[e]	2008[e]
Per Share Data
Net asset value, beginning of period	$28.78	$28.52	$94.34	$117.22	$68.21	$136.69
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.06	(.58)	(.51)	(.20)	(.16)
Net gain (loss) on investments (realized and unrealized)	4.66	.20	(11.64)	9.27	49.21	(68.32)
Total from investment operations	4.66	.26	(12.22)	8.76	49.01	(68.48)
Less distributions from:
Net realized gains	—	—	(53.60)	(31.64)	—	—
Total distributions	—	—	(53.60)	(31.64)	—	—
Net asset value, end of period	$33.44	$28.78	$28.52	$94.34	$117.22	$68.21

Total Return[d]	16.11%	1.05%	(16.49%)	9.55%	71.85%	(50.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,255	$3,860	$3,053	$9,238	$25,029	$1,877
Ratios to average net assets:
Net investment income (loss)	0.01%	0.19%	(0.68%)	(0.46%)	(0.19%)	(0.15%)
Total expenses	1.66%	1.67%	1.72%	1.64%	1.64%	1.61%
Portfolio turnover rate	355%	910%	859%	958%	445%	940%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Per share amounts for the years ended December 31, 2012, 2011, 2010, 2009, 2008 and the period January 1, 2013 through April 5, 2013 have been restated to reflect a 1:10 reverse share split effective April 5, 2013. See Note 11 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	June 30, 2013

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	5.4%
Chevron Corp.	4.8%
Schlumberger Ltd.	3.0%
Occidental Petroleum Corp.	2.7%
Kinder Morgan, Inc.	2.4%
Anadarko Petroleum Corp.	2.1%
Halliburton Co.	2.0%
EOG Resources, Inc.	1.9%
Phillips 66	1.9%
Apache Corp.	1.8%
Top Ten Total	28.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 98.3%

OIL & GAS EXPLORATION & PRODUCTION - 35.0%
Anadarko Petroleum Corp.	5,393	$463,420
EOG Resources, Inc.	3,213	423,088
Apache Corp.	4,657	390,396
ConocoPhillips	6,271	379,396
Marathon Oil Corp.	9,999	345,765
Noble Energy, Inc.	5,340	320,614
Devon Energy Corp.	6,090	315,949
Pioneer Natural Resources Co.	2,179	315,410
Equities Corp.	3,906	310,019
Cobalt International Energy, Inc.*	11,550	306,884
Continental Resources, Inc.*	3,334	286,924
Cabot Oil & Gas Corp.	3,811	270,657
Chesapeake Energy Corp.	12,841	261,700
Southwestern Energy Co.*	6,848	250,157
Range Resources Corp.	3,201	247,501
Concho Resources, Inc.*	2,494	208,798
Encana Corp.	10,958	185,629
Denbury Resources, Inc.*	10,320	178,742
Canadian Natural Resources Ltd.	6,304	178,151
Cimarex Energy Co.	2,614	169,884
Whiting Petroleum Corp.*	3,626	167,122
Talisman Energy, Inc.	14,600	166,878
QEP Resources, Inc.	5,574	154,846
SM Energy Co.	2,354	141,193
WPX Energy, Inc.*	7,177	135,932
Energy XXI Bermuda Ltd.	5,998	133,036
Newfield Exploration Co.*	5,155	123,153
Ultra Petroleum Corp.*,1	6,031	119,534
Rosetta Resources, Inc.*	2,690	114,379
Kodiak Oil & Gas Corp.*	12,228	108,707
EPL Oil & Gas, Inc.*	2,590	76,042
Magnum Hunter Resources Corp.*	20,710	75,592
Laredo Petroleum Holdings, Inc.*	3,630	74,633
EXCO Resources, Inc.	9,730	74,337
Halcon Resources Corp.*,1	12,950	73,427
Sanchez Energy Corp.*	3,190	73,242
Bonanza Creek Energy, Inc.*	2,010	71,275
Kosmos Energy Ltd.*	6,770	68,783
Total Oil & Gas Exploration & Production		7,761,195
INTEGRATED OIL & GAS - 20.9%
Exxon Mobil Corp.	13,284	1,200,209
Chevron Corp.	8,947	1,058,788
Occidental Petroleum Corp.	6,594	588,383
Hess Corp.	5,087	338,235
Petroleo Brasileiro S.A. ADR	19,857	266,481
BP plc ADR	6,335	264,423
Murphy Oil Corp.	3,953	240,698
Suncor Energy, Inc.	7,490	220,880
Royal Dutch Shell plc ADR	3,068	195,738
InterOil Corp.*,1	2,200	152,922
SandRidge Energy, Inc.*,1	22,482	107,014
Total Integrated Oil & Gas		4,633,771
OIL & GAS EQUIPMENT & SERVICES - 16.4%
Schlumberger Ltd.	9,404	673,891
Halliburton Co.	10,503	438,185
National Oilwell Varco, Inc.	5,428	373,989
Baker Hughes, Inc.	6,848	315,898
Cameron International Corp.*	4,359	266,596
Weatherford International Ltd.*	15,501	212,364
Oil States International, Inc.*	1,753	162,398
Core Laboratories N.V.	1,068	161,973
Tenaris S.A. ADR	3,886	156,489
Dresser-Rand Group, Inc.*	2,500	149,950
Superior Energy Services, Inc.*	5,205	135,018
Lufkin Industries, Inc.	1,360	120,319
Tidewater, Inc.	2,110	120,207
McDermott International, Inc.*	11,690	95,624
SEACOR Holdings, Inc.	920	76,406
Forum Energy Technologies, Inc.*	2,370	72,119
CARBO Ceramics, Inc.	1,060	71,476
FMC Technologies, Inc.*	722	40,201
Total Oil & Gas Equipment & Services		3,643,103
OIL & GAS STORAGE & TRANSPORTATION - 9.0%
Kinder Morgan, Inc.	13,976	533,185
Spectra Energy Corp.	9,864	339,913
Williams Companies, Inc.	10,396	337,558
Kinder Morgan Management LLC*	2,761	230,792
Cheniere Energy, Inc.*	6,629	184,021
Enbridge, Inc.	3,780	159,025
Scorpio Tankers, Inc.	8,450	75,881
Targa Resources Corp.	1,160	74,623
Ship Finance International Ltd.	4,660	69,154
Total Oil & Gas Storage & Transportation		2,004,152
OIL & GAS DRILLING - 8.3%
Seadrill Ltd.	6,310	257,070
Noble Corp.	6,624	248,930
Ensco plc — Class A	4,269	248,114
Transocean Ltd.	4,794	229,872
Diamond Offshore Drilling, Inc.	3,232	222,329
Helmerich & Payne, Inc.	2,964	185,102
Nabors Industries Ltd.	11,712	179,311
Rowan Companies plc — Class A*	4,120	140,368
Patterson-UTI Energy, Inc.	6,079	117,659
Total Oil & Gas Drilling		1,828,755

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
ENERGY FUND

	Shares	Value

OIL & GAS REFINING & MARKETING - 6.7%
Phillips 66	7,098	$418,143
Marathon Petroleum Corp.	4,664	331,424
HollyFrontier Corp.	4,769	204,018
Tesoro Corp.	3,532	184,794
Western Refining, Inc.	3,770	105,824
Valero Energy Corp.	2,754	95,757
Delek US Holdings, Inc.	2,440	70,223
Alon USA Energy, Inc.	4,490	64,925
Total Oil & Gas Refining & Marketing		1,475,108
COAL & CONSUMABLE FUELS - 2.0%
CONSOL Energy, Inc.	6,086	164,930
Alpha Natural Resources, Inc.*	27,065	141,821
Peabody Energy Corp.	9,147	133,912
Total Coal & Consumable Fuels		440,663
Total Common Stocks
(Cost $11,453,145)		21,786,747

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$86,331	86,331
Total Repurchase Agreement
(Cost $86,331)		86,331

SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	273,656	273,656
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	32,007	32,007
Total Securities Lending Collateral
(Cost $305,663)		305,663
Total Investments - 100.1%
(Cost $11,845,139)		$22,178,741
Other Assets & Liabilities, net - (0.1)%		(14,842)
Total Net Assets - 100.0%		$22,163,899

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $292,353 of securities loaned
(cost $11,453,145)	$21,786,747
Repurchase agreements, at value
(cost $391,994)	391,994
Total investments
(cost $11,845,139)	22,178,741
Cash	3,129
Receivables:
Fund shares sold	423,851
Securities sold	111,437
Dividends	11,961
Interest	868
Total assets	22,729,987
Liabilities:
Payable for:
Upon return of securities loaned	305,663
Securities purchased	183,237
Management fees	14,974
Fund shares redeemed	4,754
Transfer agent and administrative fees	4,404
Investor service fees	4,404
Portfolio accounting fees	1,762
Miscellaneous	46,890
Total liabilities	566,088
Net assets	$22,163,899
Net assets consist of:
Paid in capital	$12,638,261
Undistributed net investment income	76,235
Accumulated net realized loss on investments	(884,199)
Net unrealized appreciation on investments	10,333,602
Net assets	$22,163,899
Capital shares outstanding	802,817
Net asset value per share	$27.61

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $5,083)	$210,504
Income from securities lending, net	5,739
Interest	36
Total investment income	216,279

Expenses:
Management fees	98,943
Transfer agent and administrative fees	29,101
Investor service fees	29,101
Portfolio accounting fees	11,640
Professional fees	18,303
Custodian fees	1,255
Trustees’ fees*	910
Line of credit fees	111
Miscellaneous	3,494
Total expenses	192,858
Net investment income	23,421

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,223,416
Net realized gain	2,223,416
Net change in unrealized appreciation (depreciation) on:
Investments	(515,807)
Net change in unrealized appreciation (depreciation)	(515,807)
Net realized and unrealized gain	1,707,609
Net increase in net assets resulting from operations	$1,731,030

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$23,421	$53,344
Net realized gain on investments	2,223,416	1,409,717
Net change in unrealized appreciation (depreciation) on investments	(515,807)	(1,060,264)
Net increase in net assets resulting from operations	1,731,030	402,797

Distributions to shareholders from:
Net realized gains	—	(3,408,847)
Total distributions to shareholders	—	(3,408,847)

Capital share transactions:
Proceeds from sale of shares	25,455,350	46,443,885
Distributions reinvested	—	3,408,847
Cost of shares redeemed	(26,918,876)	(54,035,521)
Net decrease from capital share transactions	(1,463,526)	(4,182,789)
Net increase (decrease) in net assets	267,504	(7,188,839)

Net assets:
Beginning of period	21,896,395	29,085,234
End of period	$22,163,899	$21,896,395
Undistributed net investment income at end of period	$76,235	$52,814

Capital share activity:
Shares sold	914,352	1,602,288
Shares issued from reinvestment of distributions	—	136,792
Shares redeemed	(969,665)	(1,875,649)
Net decrease in shares	(55,313)	(136,569)

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.52	$29.24	$31.24	$26.37	$20.49	$39.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.06	(.10)	(.05)	.11	(.03)
Net gain (loss) on investments (realized and unrealized)	2.06	.54	(1.72)	5.06	7.73	(18.29)
Total from investment operations	2.09	.60	(1.82)	5.01	7.84	(18.32)
Less distributions from:
Net investment income	—	—	—	(.14)	—	—
Net realized gains	—	(4.32)	(.18)	—	(1.96)	(1.02)
Total distributions	—	(4.32)	(.18)	(.14)	(1.96)	(1.02)
Net asset value, end of period	$27.61	$25.52	$29.24	$31.24	$26.37	$20.49

Total Return[c]	8.19%	2.40%	(5.85%)	19.05%	38.50%	(46.03%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,164	$21,896	$29,085	$42,413	$39,353	$30,843
Ratios to average net assets:
Net investment income (loss)	0.20%	0.20%	(0.32%)	(0.20%)	0.48%	(0.08%)
Total expenses	1.66%	1.67%	1.71%	1.65%	1.65%	1.60%
Portfolio turnover rate	108%	155%	197%	224%	206%	154%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

FUND PROFILE (Unaudited)	June 30, 2013

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	10.6%
Halliburton Co.	6.9%
National Oilwell Varco, Inc.	5.9%
Baker Hughes, Inc.	5.0%
Cameron International Corp.	4.2%
Diamond Offshore Drilling, Inc.	3.4%
Noble Corp.	3.3%
Ensco plc — Class A	3.3%
FMC Technologies, Inc.	3.3%
Seadrill Ltd.	3.1%
Top Ten Total	49.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

OIL & GAS EQUIPMENT & SERVICES - 69.5%
Schlumberger Ltd.	20,898	$1,497,550
Halliburton Co.	23,306	972,326
National Oilwell Varco, Inc.	12,235	842,992
Baker Hughes, Inc.	15,419	711,278
Cameron International Corp.*	9,816	600,347
FMC Technologies, Inc.*	8,307	462,534
Weatherford International Ltd.*	26,821	367,448
Oil States International, Inc.*	3,849	356,571
CARBO Ceramics, Inc.[1]	4,880	329,058
Dresser-Rand Group, Inc.*	5,470	328,091
Oceaneering International, Inc.	4,426	319,557
Superior Energy Services, Inc.*	11,726	304,172
Lufkin Industries, Inc.	2,981	263,729
Tidewater, Inc.	4,624	263,429
Bristow Group, Inc.	3,715	242,664
Core Laboratories N.V.	1,526	231,433
Tenaris S.A. ADR	5,704	229,700
Hornbeck Offshore Services, Inc.*	4,032	215,712
McDermott International, Inc.*	25,961	212,361
Dril-Quip, Inc.*	2,017	182,115
C&J Energy Services, Inc.*	8,448	163,638
Key Energy Services, Inc.*	24,749	147,257
SEACOR Holdings, Inc.	1,760	146,168
Forum Energy Technologies, Inc.*	4,550	138,457
Helix Energy Solutions Group, Inc.*	5,574	128,425
Basic Energy Services, Inc.*	8,948	108,181
Exterran Holdings, Inc.*	3,492	98,195
Total Oil & Gas Equipment & Services		9,863,388
OIL & GAS DRILLING - 30.0%
Diamond Offshore Drilling, Inc.	7,078	486,896
Noble Corp.	12,561	472,042
Ensco plc — Class A	8,047	467,692
Seadrill Ltd.	10,831	441,255
Transocean Ltd.	8,881	425,844
Helmerich & Payne, Inc.	6,487	405,113
Rowan Companies plc — Class A*	9,281	316,204
Nabors Industries Ltd.	18,865	288,823
Atwood Oceanics, Inc.*	5,341	277,999
Patterson-UTI Energy, Inc.	13,694	265,047
Unit Corp.*	5,250	223,545
Hercules Offshore, Inc.*	25,070	176,493
Total Oil & Gas Drilling		4,246,953
Total Common Stocks
(Cost $6,500,276)		14,110,341

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$112,529	112,529
Total Repurchase Agreement
(Cost $112,529)		112,529

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	108,777	108,777
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	12,723	12,723
Total Securities Lending Collateral
(Cost $121,500)		121,500
Total Investments - 101.2%
(Cost $6,734,305)		$14,344,370
Other Assets & Liabilities, net - (1.2)%		(164,562)
Total Net Assets - 100.0%		$14,179,808

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ENERGY SERVICES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $121,374 of securities loaned
(cost $6,500,276)	$14,110,341
Repurchase agreements, at value
(cost $234,029)	234,029
Total investments
(cost $6,734,305)	14,344,370
Cash	795
Receivables:
Securities sold	528,443
Dividends	6,540
Interest	16
Total assets	14,880,164
Liabilities:
Payable for:
Fund shares redeemed	525,838
Upon return of securities loaned	121,500
Management fees	9,545
Transfer agent and administrative fees	2,807
Investor service fees	2,807
Portfolio accounting fees	1,123
Miscellaneous	36,736
Total liabilities	700,356
Net assets	$14,179,808
Net assets consist of:
Paid in capital	$6,246,332
Accumulated net investment loss	(37,494)
Accumulated net realized gain on investments	360,905
Net unrealized appreciation on investments	7,610,065
Net assets	$14,179,808
Capital shares outstanding	689,829
Net asset value per share	$20.56

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $177)	$90,570
Income from securities lending, net	202
Interest	21
Total investment income	90,793

Expenses:
Management fees	65,751
Transfer agent and administrative fees	19,339
Investor service fees	19,339
Portfolio accounting fees	7,735
Professional fees	12,479
Custodian fees	842
Trustees’ fees*	620
Line of credit fees	125
Miscellaneous	2,057
Total expenses	128,287
Net investment loss	(37,494)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,053,241
Net realized gain	2,053,241
Net change in unrealized appreciation (depreciation) on:
Investments	(555,133)
Net change in unrealized appreciation (depreciation)	(555,133)
Net realized and unrealized gain	1,498,108
Net increase in net assets resulting from operations	$1,460,614

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(37,494)	$(58,244)
Net realized gain on investments	2,053,241	1,925,830
Net change in unrealized appreciation (depreciation) on investments	(555,133)	(1,924,271)
Net increase (decrease) in net assets resulting from operations	1,460,614	(56,685)

Distributions to shareholders from:
Net realized gains	—	(2,616,022)
Total distributions to shareholders	—	(2,616,022)

Capital share transactions:
Proceeds from sale of shares	24,462,453	49,322,795
Distributions reinvested	—	2,616,022
Cost of shares redeemed	(25,969,543)	(55,666,650)
Net decrease from capital share transactions	(1,507,090)	(3,727,833)
Net decrease in net assets	(46,476)	(6,400,540)

Net assets:
Beginning of period	14,226,284	20,626,824
End of period	$14,179,808	$14,226,284
Accumulated net investment loss at end of period	$(37,494)	$—

Capital share activity:
Shares sold	1,193,421	2,215,092
Shares issued from reinvestment of distributions	—	146,146
Shares redeemed	(1,272,491)	(2,520,252)
Net decrease in shares	(79,070)	(159,014)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$18.50	$22.23	$27.68	$21.96	$14.18	$38.67
Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.07)	(.20)	(.15)	(.06)	(.28)
Net gain (loss) on investments (realized and unrealized)	2.11	.04	(2.18)	5.87	8.89	(21.79)
Total from investment operations	2.06	(.03)	(2.38)	5.72	8.83	(22.07)
Less distributions from:
Net realized gains	—	(3.70)	(3.07)	—	(1.05)	(2.42)
Total distributions	—	(3.70)	(3.07)	—	(1.05)	(2.42)
Net asset value, end of period	$20.56	$18.50	$22.23	$27.68	$21.96	$14.18

Total Return[c]	11.14%	0.40%	(9.29%)	26.05%	62.42%	(57.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,180	$14,226	$20,627	$41,470	$41,500	$21,598
Ratios to average net assets:
Net investment loss	(0.48%)	(0.31%)	(0.71%)	(0.66%)	(0.30%)	(0.78%)
Total expenses	1.66%	1.67%	1.72%	1.65%	1.65%	1.60%
Portfolio turnover rate	147%	240%	199%	307%	247%	122%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.0%
Wells Fargo & Co.	2.7%
JPMorgan Chase & Co.	2.6%
Citigroup, Inc.	2.2%
Bank of America Corp.	2.1%
American International Group, Inc.	1.6%
Goldman Sachs Group, Inc.	1.5%
U.S. Bancorp	1.5%
Simon Property Group, Inc.	1.3%
MetLife, Inc.	1.3%
Top Ten Total	19.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

ASSET MANAGEMENT & CUSTODY BANKS - 9.7%
BlackRock, Inc.	556	$142,808
Bank of New York Mellon Corp.	4,073	114,247
Franklin Resources, Inc.	822	111,808
State Street Corp.	1,695	110,531
T. Rowe Price Group, Inc.	1,229	89,901
Northern Trust Corp.	1,533	88,761
Ameriprise Financial, Inc.	1,041	84,196
Invesco Ltd.	2,409	76,606
Affiliated Managers Group, Inc.*	370	60,658
Ares Capital Corp.	2,620	45,064
American Capital Ltd.*	3,280	41,558
Legg Mason, Inc.	1,340	41,553
WisdomTree Investments, Inc.*	1,300	15,041
Janus Capital Group, Inc.	1,680	14,297
Prospect Capital Corp.	1,310	14,148
Main Street Capital Corp.	510	14,122
Golub Capital BDC, Inc.	780	13,650
Artisan Partners Asset Management, Inc.*	250	12,478
Total Asset Management & Custody Banks		1,091,427
DIVERSIFIED BANKS - 9.5%
Wells Fargo & Co.	7,400	305,398
U.S. Bancorp	4,663	168,567
Itau Unibanco Holding S.A. ADR	7,023	90,737
Banco Bradesco S.A. ADR	6,098	79,335
ICICI Bank Ltd. ADR	1,961	75,008
Credicorp Ltd.	580	74,217
Toronto-Dominion Bank	910	73,137
HSBC Holdings plc ADR	1,403	72,816
Barclays plc ADR	3,970	67,966
Comerica, Inc.	1,430	56,957
Total Diversified Banks		1,064,138
SPECIALIZED REITs - 9.2%
American Tower Corp.	1,580	115,608
Public Storage	726	111,318
HCP, Inc.	2,204	100,150
Ventas, Inc.	1,440	100,022
Health Care REIT, Inc.	1,428	95,719
Weyerhaeuser Co.	2,966	84,501
Host Hotels & Resorts, Inc.	4,517	76,202
Plum Creek Timber Company, Inc.	1,261	58,851
Rayonier, Inc.	1,006	55,722
Senior Housing Properties Trust	1,840	47,711
Extra Space Storage, Inc.	1,090	45,704
Omega Healthcare Investors, Inc.	1,330	41,257
Corrections Corporation of America	1,144	38,750
Ryman Hospitality Properties	390	15,214
DiamondRock Hospitality Co.	1,550	14,446
Hersha Hospitality Trust	2,510	14,156
Healthcare Trust of America, Inc. — Class A	1,260	14,150
Aviv REIT, Inc.	550	13,910
Total Specialized REITs		1,043,391
PROPERTY & CASUALTY INSURANCE - 8.5%
Berkshire Hathaway, Inc. — Class B*	3,061	342,587
ACE Ltd.	1,104	98,786
Allstate Corp.	2,049	98,598
Axis Capital Holdings Ltd.	1,900	86,982
Progressive Corp.	3,196	81,242
XL Group plc	2,642	80,105
Cincinnati Financial Corp.	1,539	70,640
Fidelity National Financial, Inc. — Class A	2,120	50,477
Markel Corp.*	30	15,809
Tower Group International Ltd.	670	13,742
Ambac Financial Group, Inc.*	560	13,345
Travelers Companies, Inc.	74	5,914
Total Property & Casualty Insurance		958,227
REGIONAL BANKS - 7.8%
PNC Financial Services Group, Inc.	1,749	127,537
BB&T Corp.	2,956	100,149
SunTrust Banks, Inc.	2,691	84,955
Fifth Third Bancorp	4,552	82,164
M&T Bank Corp.	708	79,119
Regions Financial Corp.	7,949	75,754
KeyCorp	6,045	66,737
CIT Group, Inc.*	1,325	61,785
Huntington Bancshares, Inc.	6,788	53,489
Zions Bancorporation	1,642	47,421
FNB Corp.	1,210	14,617
Hancock Holding Co.	480	14,434
Webster Financial Corp.	560	14,381
Prosperity Bancshares, Inc.	270	13,983
First Republic Bank	360	13,853
BankUnited, Inc.	530	13,785
Bank of the Ozarks, Inc.	310	13,432
Total Regional Banks		877,595
RETAIL REITs - 7.0%
Simon Property Group, Inc.	942	148,762
General Growth Properties, Inc.	5,343	106,165
Kimco Realty Corp.	2,948	63,176
Macerich Co.	1,022	62,311
Realty Income Corp.	1,455	60,994
Taubman Centers, Inc.	800	60,120
Federal Realty Investment Trust	549	56,920
CBL & Associates Properties, Inc.	2,450	52,479
DDR Corp.	3,100	51,615
Regency Centers Corp.	930	47,253
National Retail Properties, Inc.	1,250	43,000
Inland Real Estate Corp.	1,420	14,512
Equity One, Inc.	640	14,483
Retail Properties of America, Inc. — Class A	930	13,280
Total Retail REITs		795,070
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.0%
JPMorgan Chase & Co.	5,498	290,239
Citigroup, Inc.	5,180	248,485
Bank of America Corp.	18,729	240,855
ING US, Inc.*	510	13,801
Total Other Diversified Financial Services		793,380

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
FINANCIAL SERVICES FUND

	Shares	Value

Investment Banking & Brokerage - 5.7%
Goldman Sachs Group, Inc.	1,149	$173,786
Morgan Stanley	5,768	140,912
Charles Schwab Corp.	5,039	106,978
TD Ameritrade Holding Corp.	3,093	75,129
Raymond James Financial, Inc.	1,170	50,287
E*TRADE Financial Corp.*	3,080	38,993
Evercore Partners, Inc. — Class A	360	14,141
BGC Partners, Inc. — Class A	2,390	14,077
LPL Financial Holdings, Inc.	370	13,971
Stifel Financial Corp.*	390	13,911
Total Investment Banking & Brokerage		642,185
Life & Health Insurance - 5.3%
MetLife, Inc.	3,142	143,778
Prudential Financial, Inc.	1,634	119,331
Aflac, Inc.	1,842	107,057
Principal Financial Group, Inc.	1,829	68,496
Lincoln National Corp.	1,749	63,786
Unum Group	1,925	56,537
Symetra Financial Corp.	890	14,231
CNO Financial Group, Inc.	1,070	13,867
Primerica, Inc.	370	13,853
Total Life & Health Insurance		600,936
RESIDENTIAL REITS - 4.6%
Equity Residential	1,985	115,249
AvalonBay Communities, Inc.	768	103,611
UDR, Inc.	2,150	54,804
Essex Property Trust, Inc.	336	53,397
Camden Property Trust	755	52,201
Apartment Investment &
Management Co. — Class A	1,510	45,360
American Campus Communities, Inc.	1,097	44,604
BRE Properties, Inc.	850	42,517
American Residential Properties, Inc.*	760	13,072
Total Residential REITs		524,815
Consumer Finance - 3.7%
Capital One Financial Corp.	1,974	123,986
Discover Financial Services	2,086	99,377
American Express Co.	1,026	76,704
SLM Corp.	2,882	65,883
Green Dot Corp. — Class A*	730	14,564
Netspend Holdings, Inc.*	860	13,734
Encore Capital Group, Inc.*	400	13,244
EZCORP, Inc. — Class A*	740	12,491
Total Consumer Finance		419,983
Office REITs - 3.1%
Boston Properties, Inc.	822	86,697
SL Green Realty Corp.	702	61,909
Digital Realty Trust, Inc.	1,009	61,549
Alexandria Real Estate Equities, Inc.	700	46,004
BioMed Realty Trust, Inc.	2,060	41,674
Highwoods Properties, Inc.	1,040	37,034
Parkway Properties, Inc.	840	14,078
Total Office REITs		348,945
Multi-Line Insurance - 2.2%
Loews Corp.	1,939	86,092
Hartford Financial Services Group, Inc.	2,512	77,671
Genworth Financial, Inc. — Class A*	4,340	49,519
Assurant, Inc.	800	40,728
Total Multi-Line Insurance		254,010
Diversified REITs - 2.1%
Vornado Realty Trust	1,035	85,750
Duke Realty Corp.	3,093	48,220
Liberty Property Trust	1,222	45,165
American Realty Capital Properties, Inc.	960	14,650
WP Carey, Inc.	220	14,557
Lexington Realty Trust	1,200	14,016
Spirit Realty Capital, Inc.	740	13,113
Total Diversified REITs		235,471
THRIFTS & MORTGAGE FINANCE - 2.0%
New York Community Bancorp, Inc.	3,650	51,099
Ocwen Financial Corp.*	1,180	48,640
People’s United Financial, Inc.	3,042	45,326
Radian Group, Inc.	2,510	29,166
Flagstar Bancorp, Inc.*	1,050	14,658
EverBank Financial Corp.	860	14,242
Capitol Federal Financial, Inc.	1,150	13,961
Home Loan Servicing Solutions Ltd.	580	13,903
Total Thrifts & Mortgage Finance		230,995
REINSURANCE - 2.0%
PartnerRe Ltd.	840	76,070
Everest Re Group Ltd.	588	75,417
RenaissanceRe Holdings Ltd.	850	73,772
Total Reinsurance		225,259
MORTGAGE REITs - 1.8%
Annaly Capital Management, Inc.	5,712	71,799
American Capital Agency Corp.	2,738	62,947
Starwood Property Trust, Inc.	1,770	43,808
New Residential Investment Corp.	2,120	14,289
Apollo Commercial Real Estate Finance, Inc.	860	13,657
Total Mortgage REITs		206,500
INSURANCE BROKERS - 1.8%
Marsh & McLennan Companies, Inc.	2,452	97,884
Aon plc	1,404	90,347
Arthur J Gallagher & Co.	330	14,418
Total Insurance Brokers		202,649
SPECIALIZED FINANCE - 1.8%
Moody’s Corp.	1,285	78,295
IntercontinentalExchange, Inc.*	423	75,192
NASDAQ OMX Group, Inc.	1,450	47,546
Total Specialized Finance		201,033
MULTI-LINE INSURANCE - 1.6%
American International Group, Inc.*	4,040	180,588

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
FINANCIAL SERVICES FUND

	Shares	Value

INDUSTRIAL REITs - 1.1%
Prologis, Inc.	2,491	$93,960
DCT Industrial Trust, Inc.	1,950	13,943
STAG Industrial, Inc.	680	13,566
Total Industrial REITs		121,469
DIVERSIFIED CAPITAL MARKETS - 0.6%
Deutsche Bank AG	1,735	72,783
REAL ESTATE SERVICES - 0.6%
Realogy Holdings Corp.*	1,450	69,658
MULTI-SECTOR HOLDINGS - 0.6%
Leucadia National Corp.	2,536	66,494
REAL ESTATE DEVELOPMENT - 0.1%
Howard Hughes Corp.*	140	15,693
REAL ESTATE OPERATING COMPANIES - 0.1%
Forest City Enterprises, Inc. — Class A*	770	13,791
Total Common Stocks
(Cost $8,076,146)		11,256,485

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$50,332	50,332
Total Repurchase Agreement
(Cost $50,332)		50,332
Total Investments - 99.9%
(Cost $8,126,478)		$11,306,817
Other Assets & Liabilities, net - 0.1%		8,959
Total Net Assets - 100.0%		$11,315,776

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $8,076,146)	$11,256,485
Repurchase agreements, at value
(cost $50,332)	50,332
Total investments
(cost $8,126,478)	11,306,817
Cash	50
Receivables:
Securities sold	296,143
Dividends	26,931
Fund shares sold	4
Total assets	11,629,945
Liabilities:
Payable for:
Fund shares redeemed	281,443
Management fees	9,193
Transfer agent and administrative fees	2,704
Investor service fees	2,704
Portfolio accounting fees	1,082
Miscellaneous	17,043
Total liabilities	314,169
Net assets	$11,315,776
Net assets consist of:
Paid in capital	$16,081,915
Undistributed net investment income	97,845
Accumulated net realized loss on investments	(8,044,323)
Net unrealized appreciation on investments	3,180,339
Net assets	$11,315,776
Capital shares outstanding	622,454
Net asset value per share	$18.18

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,325)	$150,194
Interest	17
Income from securities lending, net	3
Total investment income	150,214

Expenses:
Management fees	56,364
Transfer agent and administrative fees	16,577
Investor service fees	16,577
Portfolio accounting fees	6,631
Custodian fees	719
Trustees’ fees*	287
Line of credit fees	81
Miscellaneous	12,640
Total expenses	109,876
Net investment income	40,338

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	485,314
Net realized gain	485,314
Net change in unrealized appreciation (depreciation) on:
Investments	1,075,814
Net change in unrealized appreciation (depreciation)	1,075,814
Net realized and unrealized gain	1,561,128
Net increase in net assets resulting from operations	$1,601,466

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$40,338	$57,590
Net realized gain on investments	485,314	49,830
Net change in unrealized appreciation (depreciation) on investments	1,075,814	1,086,902
Net increase in net assets resulting from operations	1,601,466	1,194,322

Distributions to shareholders from:
Net investment income	—	(18,017)
Total distributions to shareholders	—	(18,017)

Capital share transactions:
Proceeds from sale of shares	26,797,249	33,037,250
Distributions reinvested	—	18,017
Cost of shares redeemed	(27,526,264)	(29,256,993)
Net increase (decrease) from capital share transactions	(729,015)	3,798,274
Net increase in net assets	872,451	4,974,579

Net assets:
Beginning of period	10,443,325	5,468,746
End of period	$11,315,776	$10,443,325
Undistributed net investment income at end of period	$97,845	$57,507

Capital share activity:
Shares sold	1,539,509	2,237,668
Shares issued from reinvestment of distributions	—	1,200
Shares redeemed	(1,577,604)	(2,001,910)
Net increase (decrease) in shares	(38,095)	236,958

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$15.81	$12.91	$15.19	$13.44	$11.41	$21.96
Income (loss) from investment operations:
Net investment income[b]	.05	.12	.04	.01	.06	.32
Net gain (loss) on investments (realized and unrealized)	2.32	2.81	(2.31)	1.91	2.19	(10.87)
Total from investment operations	2.37	2.93	(2.27)	1.92	2.25	(10.55)
Less distributions from:
Net investment income	—	(.03)	(.01)	(.17)	(.22)	—
Total distributions	—	(.03)	(.01)	(.17)	(.22)	—
Net asset value, end of period	$18.18	$15.81	$12.91	$15.19	$13.44	$11.41

Total Return[c]	14.99%	22.68%	(14.92%)	14.36%	19.68%	(48.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,316	$10,443	$5,469	$7,896	$17,163	$8,307
Ratios to average net assets:
Net investment income	0.61%	0.79%	0.26%	0.09%	0.54%	1.87%
Total expenses	1.66%	1.67%	1.71%	1.64%	1.64%	1.61%
Portfolio turnover rate	230%	396%	528%	617%	357%	422%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	June 30, 2013

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	4.2%
Pfizer, Inc.	3.7%
Merck & Company, Inc.	3.2%
Gilead Sciences, Inc.	2.4%
Bristol-Myers Squibb Co.	2.3%
UnitedHealth Group, Inc.	2.2%
AbbVie, Inc.	2.2%
Medtronic, Inc.	1.9%
Biogen Idec, Inc.	1.9%
Celgene Corp.	1.9%
Top Ten Total	25.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.3%

PHARMACEUTICALS - 31.5%
Johnson & Johnson	12,360	$1,061,229
Pfizer, Inc.	33,051	925,758
Merck & Company, Inc.	17,074	793,087
Bristol-Myers Squibb Co.	12,897	576,367
AbbVie, Inc.	13,228	546,846
Eli Lilly & Co.	7,002	343,938
Valeant Pharmaceuticals
International, Inc.*	3,994	343,804
Warner Chilcott plc — Class A	16,044	318,955
Allergan, Inc.	3,759	316,658
Actavis, Inc.*	2,180	275,160
Teva Pharmaceutical Industries
Ltd. ADR	6,762	265,070
Zoetis, Inc.	8,580	265,036
Mylan, Inc.*	7,518	233,284
Forest Laboratories, Inc.*	5,467	224,147
GlaxoSmithKline plc ADR	4,435	221,617
Perrigo Co.	1,818	219,978
Novartis AG ADR	3,002	212,271
AstraZeneca plc ADR	4,179	197,667
Hospira, Inc.*	4,706	180,287
Endo Health Solutions, Inc.*	3,665	134,835
Questcor Pharmaceuticals, Inc.	2,290	104,103
Pacira Pharmaceuticals, Inc.*	3,260	94,540
Total Pharmaceuticals		7,854,637
BIOTECHNOLOGY - 21.0%
Gilead Sciences, Inc.*	11,764	602,433
Biogen Idec, Inc.*	2,261	486,566
Celgene Corp.*	4,068	475,590
Amgen, Inc.	4,228	417,134
Regeneron Pharmaceuticals, Inc.*	1,399	314,607
Vertex Pharmaceuticals, Inc.*	3,701	295,599
Alexion Pharmaceuticals, Inc.*	3,153	290,833
BioMarin Pharmaceutical, Inc.*	5,120	285,645
Elan Corp. plc ADR*	14,940	211,252
Alkermes plc*	7,360	211,085
Onyx Pharmaceuticals, Inc.*	1,980	171,904
Pharmacyclics, Inc.*	2,000	158,940
Medivation, Inc.*	2,685	132,102
Ariad Pharmaceuticals, Inc.*	7,211	126,120
United Therapeutics Corp.*	1,830	120,451
Alnylam Pharmaceuticals, Inc.*	3,310	102,643
NPS Pharmaceuticals, Inc.*	6,680	100,868
Achillion Pharmaceuticals, Inc.*	11,870	97,097
ACADIA Pharmaceuticals, Inc.*	5,310	96,377
TESARO, Inc.*	2,940	96,256
Opko Health, Inc.*,1	13,440	95,424
Orexigen Therapeutics, Inc.*	15,610	91,319
Quintiles Transnational Holdings, Inc.*	2,120	90,227
Sarepta Therapeutics, Inc.*	2,320	88,276
Ironwood Pharmaceuticals, Inc.*	8,290	82,486
Total Biotechnology		5,241,234
HEALTH CARE EQUIPMENT - 16.7%
Medtronic, Inc.	9,477	487,781
Stryker Corp.	6,652	430,251
Baxter International, Inc.	6,042	418,529
Abbott Laboratories	9,568	333,732
Covidien plc	5,151	323,689
Intuitive Surgical, Inc.*	579	293,310
St. Jude Medical, Inc.	5,400	246,402
Boston Scientific Corp.*	26,050	241,484
Zimmer Holdings, Inc.	3,202	239,958
CareFusion Corp.*	5,290	194,937
Edwards Lifesciences Corp.*	2,721	182,851
ResMed, Inc.	3,648	164,634
Hologic, Inc.*	8,030	154,979
Becton Dickinson and Co.	1,302	128,677
Globus Medical, Inc. — Class A*	6,200	104,532
Thoratec Corp.*	3,010	94,243
ABIOMED, Inc.*	4,370	94,217
CR Bard, Inc.	308	33,473
Varian Medical Systems, Inc.*	268	18,077
Total Health Care Equipment		4,185,756
MANAGED HEALTH CARE - 7.8%
UnitedHealth Group, Inc.	8,362	547,545
WellPoint, Inc.	4,156	340,127
Aetna, Inc.	5,250	333,585
Cigna Corp.	4,221	305,980
Humana, Inc.	2,769	233,648
WellCare Health Plans, Inc.*	1,840	102,212
Centene Corp.*	1,820	95,477
Total Managed Health Care		1,958,574
LIFE SCIENCES TOOLS & SERVICES - 5.4%
Thermo Fisher Scientific, Inc.	4,684	396,407
Agilent Technologies, Inc.	6,110	261,264
Life Technologies Corp.*	3,190	236,092
Illumina, Inc.*	2,757	206,334
PerkinElmer, Inc.	3,920	127,400
Bruker Corp.*	5,920	95,608
Waters Corp.*	308	30,815
Mettler-Toledo International, Inc.*	30	6,036
Total Life Sciences Tools & Services		1,359,956
HEALTH CARE FACILITIES - 5.1%
HCA Holdings, Inc.	9,803	353,496
Universal Health Services, Inc. — Class B	2,536	169,811
Tenet Healthcare Corp.*	3,450	159,045
Community Health Systems, Inc.	3,110	145,797
Health Management Associates,
Inc. — Class A*	8,870	139,436
Brookdale Senior Living, Inc.*	4,700	124,268
Emeritus Corp.*	4,090	94,806
Acadia Healthcare Company, Inc.*	2,690	88,958
Total Health Care Facilities		1,275,617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
HEALTH CARE FUND

	Shares	Value

HEALTH CARE SERVICES - 5.0%
Express Scripts Holding Co.*	7,709	$475,568
Catamaran Corp.*	4,360	212,419
Quest Diagnostics, Inc.	3,492	211,720
Omnicare, Inc.	3,153	150,430
Team Health Holdings, Inc.*	2,230	91,586
DaVita HealthCare Partners, Inc.*	650	78,520
Laboratory Corporation of
America Holdings*	381	38,138
Total Health Care Services		1,258,381
HEALTH CARE DISTRIBUTORS - 3.2%
Cardinal Health, Inc.	7,674	362,212
AmerisourceBergen Corp.	4,383	244,703
McKesson Corp.	1,527	174,842
Henry Schein, Inc.*	308	29,491
Total Health Care Distributors		811,248
HEALTH CARE TECHNOLOGY - 1.9%
Cerner Corp.*	2,796	268,667
athenahealth, Inc.*	1,330	112,678
Medidata Solutions, Inc.*	1,310	101,460
Total Health Care Technology		482,805
HEALTH CARE SUPPLIES - 1.7%
DENTSPLY International, Inc.	3,992	163,512
Cooper Companies, Inc.	1,340	159,527
Endologix, Inc.*	7,160	95,085
Total Health Care Supplies		418,124
Total Common Stocks
(Cost $15,652,514)		24,846,332

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$148,814	148,814
Total Repurchase Agreement
(Cost $148,814)		148,814

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	71,623	71,623
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	8,377	8,377
Total Securities Lending Collateral
(Cost $80,000)		80,000
Total Investments - 100.2%
(Cost $15,881,328)		$25,075,146
Other Assets & Liabilities, net - (0.2)%		(43,720)
Total Net Assets - 100.0%		$25,031,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $71,000 of securities loaned
(cost $15,652,514)	$24,846,332
Repurchase agreements, at value
(cost $228,814)	228,814
Total investments
(cost $15,881,328)	25,075,146
Receivables:
Fund shares sold	69,447
Dividends	21,746
Interest	1,315
Total assets	25,167,654
Liabilities:
Payable for:
Upon return of securities loaned	80,000
Management fees	15,287
Transfer agent and administrative fees	4,496
Investor service fees	4,496
Fund shares redeemed	1,870
Portfolio accounting fees	1,798
Miscellaneous	28,281
Total liabilities	136,228
Net Assets	$25,031,426
Net assets consist of:
Paid in capital	$24,963,106
Undistributed net investment income	21,830
Accumulated net realized loss on investments	(9,147,328)
Net unrealized appreciation on investments	9,193,818
Net assets	$25,031,426
Capital shares outstanding	606,008
Net asset value per share	$41.31

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $866)	$146,460
Income from securities lending, net	5,218
Interest	21
Total investment income	151,699

Expenses:
Management fees	89,124
Transfer agent and administrative fees	26,213
Investor service fees	26,213
Portfolio accounting fees	10,485
Professional fees	12,524
Custodian fees	1,103
Trustees’ fees*	636
Line of credit fees	84
Miscellaneous	7,092
Total expenses	173,474
Net investment loss	(21,775)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,108,684
Net realized gain	1,108,684
Net change in unrealized appreciation (depreciation) on:
Investments	2,465,186
Net change in unrealized appreciation (depreciation)	2,465,186
Net realized and unrealized gain	3,573,870
Net increase in net assets resulting from operations	$3,552,095

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(21,775)	$43,524
Net realized gain on investments	1,108,684	619,678
Net change in unrealized appreciation (depreciation) on investments	2,465,186	1,963,621
Net increase in net assets resulting from operations	3,552,095	2,626,823

Capital share transactions:
Proceeds from sale of shares	36,707,062	64,648,767
Cost of shares redeemed	(33,163,909)	(65,240,826)
Net increase (decrease) from capital share transactions	3,543,153	(592,059)
Net increase in net assets	7,095,248	2,034,764

Net assets:
Beginning of period	17,936,178	15,901,414
End of period	$25,031,426	$17,936,178
Undistributed net investment income at end of period	$21,830	$43,605

Capital share activity:
Shares sold	924,033	1,948,024
Shares redeemed	(837,306)	(1,968,045)
Net increase (decrease) in shares	86,727	(20,021)

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.54	$29.49	$28.16	$26.45	$21.22	$29.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	.08	(.11)	(.04)	.04	(—) [c]
Net gain (loss) on investments (realized and unrealized)	6.81	4.97	1.44	1.83	5.19	(7.40)
Total from investment operations	6.77	5.05	1.33	1.79	5.23	(7.40)
Less distributions from:
Net investment income	—	—	—	(.08)	—	—
Net realized gains	—	—	—	—	—	(.99)
Total distributions	—	—	—	(.08)	—	(.99)
Net asset value, end of period	$41.31	$34.54	$29.49	$28.16	$26.45	$21.22

Total Return[d]	19.60%	17.16%	4.69%	6.77%	24.65%	(24.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,031	$17,936	$15,901	$11,328	$26,896	$35,778
Ratios to average net assets:
Net investment income (loss)	(0.21%)	0.24%	(0.37%)	(0.15%)	0.17%	(0.01%)
Total expenses	1.65%	1.67%	1.70%	1.64%	1.67%	1.62%
Portfolio turnover rate	170%	350%	358%	455%	301%	266%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment loss is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	June 30, 2013

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Google, Inc. — Class A	8.4%
Amazon.com, Inc.	5.6%
Cisco Systems, Inc.	5.6%
QUALCOMM, Inc.	5.1%
eBay, Inc.	4.4%
Facebook, Inc. — Class A	4.2%
Time Warner, Inc.	3.7%
Priceline.com, Inc.	3.4%
LinkedIn Corp. — Class A	2.5%
Broadcom Corp. — Class A	2.2%
Top Ten Total	45.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
INTERNET FUND

	shares	value

COMMON STOCKS† - 99.4%

INTERNET SOFTWARE & SERVICES - 48.1%
Google, Inc. — Class A*	488	$429,620
eBay, Inc.*	4,397	227,412
Facebook, Inc. — Class A*	8,693	216,108
LinkedIn Corp. — Class A*	729	129,981
Baidu, Inc. ADR*	1,128	106,630
Yahoo!, Inc.*	3,361	84,395
Equinix, Inc.*	438	80,907
Akamai Technologies, Inc.*	1,691	71,952
SINA Corp.*	1,213	67,600
Rackspace Hosting, Inc.*	1,594	60,397
Yandex N.V. — Class A*	2,123	58,658
Yelp, Inc.*	1,667	57,962
Qihoo 360 Technology Company
Ltd. ADR*	1,179	54,434
Youku Tudou, Inc. ADR*	2,832	54,346
NetEase, Inc. ADR	848	53,568
MercadoLibre, Inc.	497	53,557
j2 Global, Inc.[1]	1,249	53,095
IAC/InterActiveCorp	1,113	52,934
Cornerstone OnDemand, Inc.*	1,213	52,511
Zillow, Inc. — Class A*	930	52,359
Sohu.com, Inc.*	833	51,329
Pandora Media, Inc.*	2,740	50,416
Angie’s List, Inc.*	1,767	46,914
AOL, Inc.	1,195	43,594
Trulia, Inc.*	1,350	41,972
ValueClick, Inc.*	1,431	35,317
WebMD Health Corp.*	1,171	34,392
OpenTable, Inc.*	489	31,272
Liquidity Services, Inc.*,1	791	27,424
Monster Worldwide, Inc.*	3,952	19,404
Millennial Media, Inc.*	1,859	16,192
VeriSign, Inc.*	359	16,033
ExactTarget, Inc.*	460	15,511
LogMeIn, Inc.*	630	15,410
Total Internet Software & Services		2,463,606
Internet Retail - 19.8%
Amazon.com, Inc.*	1,039	288,519
Priceline.com, Inc.*	209	172,870
TripAdvisor, Inc.*	1,495	91,001
Expedia, Inc.	1,458	87,699
Netflix, Inc.*	404	85,280
Groupon, Inc.*	9,595	81,558
HomeAway, Inc.*	1,855	59,991
Ctrip.com International Ltd. ADR*	1,732	56,515
Vipshop Holdings Ltd. ADR*	1,810	52,780
Shutterfly, Inc.*	703	39,220
Total Internet Retail		1,015,433
COMMUNICATIONS EQUIPMENT - 15.5%
Cisco Systems, Inc.	11,856	288,219
QUALCOMM, Inc.	4,290	262,033
Juniper Networks, Inc.*	4,085	78,881
Research In Motion Ltd.*,1	6,593	69,029
F5 Networks, Inc.*	842	57,930
Ciena Corp.*	1,816	35,267
Total Communications Equipment		791,359
SYSTEMS SOFTWARE - 6.0%
Symantec Corp.	4,439	99,745
Red Hat, Inc.*	1,618	77,373
Check Point Software Technologies Ltd.*	1,349	67,018
BMC Software, Inc.*	1,437	64,866
Total Systems Software		309,002
MOVIES & ENTERTAINMENT - 3.7%
Time Warner, Inc.	3,272	189,187
APPLICATION SOFTWARE - 3.1%
Intuit, Inc.	1,810	110,465
TIBCO Software, Inc.*	2,261	48,385
Total Application Software		158,850
SEMICONDUCTORS - 2.2%
Broadcom Corp. — Class A	3,333	112,522
INVESTMENT BANKING & BROKERAGE - 1.0%
E*TRADE Financial Corp.*	3,839	48,602
Total Common Stocks
(Cost $2,436,657)		5,088,561

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$40,198	40,198
Total Repurchase Agreement
(Cost $40,198)		40,198
SECURITIES LENDING COLLATERAL††,3 - 1.9%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	85,410	85,410
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	9,990	9,990
Total Securities Lending Collateral
(Cost $95,400)		95,400
Total Investments - 102.1%
(Cost $2,572,255)		$5,224,159
Other Assets & Liabilities, net - (2.1)%		(109,817)
Total Net Assets - 100.0%		$5,114,342

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

Internet Fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $73,623 of securities loaned
(cost $2,436,657)	$5,088,561
Repurchase agreements, at value
(cost $135,598)	135,598
Total investments
(cost $2,572,255)	5,224,159
Receivables:
Securities sold	153,395
Interest	419
Dividends	71
Total assets	5,378,044
Liabilities:
Payable for:
Fund shares redeemed	149,089
Upon return of securities loaned	95,400
Management fees	3,402
Transfer agent and administrative fees	1,001
Investor service fees	1,001
Portfolio accounting fees	400
Miscellaneous	13,409
Total liabilities	263,702
Net assets	$5,114,342
Net assets consist of:
Paid in capital	$2,349,876
Accumulated net investment loss	(36,059)
Accumulated net realized gain on investments	148,621
Net unrealized appreciation on investments	2,651,904
Net assets	$5,114,342
Capital shares outstanding	305,969
Net asset value per share	$16.72

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $51)	$14,875
Income from securities lending, net	1,782
Interest	10
Total investment income	16,667

Expenses:
Management fees	27,007
Transfer agent and administrative fees	7,943
Investor service fees	7,943
Portfolio accounting fees	3,177
Professional fees	4,082
Custodian fees	351
Trustees’ fees*	207
Line of credit fees	33
Miscellaneous	1,983
Total expenses	52,726
Net investment loss	(36,059)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	679,738
Net realized gain	679,738
Net change in unrealized appreciation (depreciation) on:
Investments	212,320
Net change in unrealized appreciation (depreciation)	212,320
Net realized and unrealized gain	892,058
Net increase in net assets resulting from operations	$855,999

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Internet Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(36,059)	$(66,649)
Net realized gain on investments	679,738	542,750
Net change in unrealized appreciation (depreciation) on investments	212,320	252,580
Net increase in net assets resulting from operations	855,999	728,681

Distributions to shareholders from:
Net realized gains	—	(1,259,155)
Total distributions to shareholders	—	(1,259,155)

Capital share transactions:
Proceeds from sale of shares	9,847,666	15,977,247
Distributions reinvested	—	1,259,155
Cost of shares redeemed	(11,859,380)	(15,434,323)
Net increase (decrease) from capital share transactions	(2,011,714)	1,802,079
Net increase (decrease) in net assets	(1,155,715)	1,271,605

Net assets:
Beginning of period	6,270,057	4,998,452
End of period	$5,114,342	$6,270,057
Accumulated net investment loss at end of period	$(36,059)	$—

Capital share activity:
Shares sold	614,390	863,197
Shares issued from reinvestment of distributions	—	93,340
Shares redeemed	(741,084)	(811,702)
Net increase (decrease) in shares	(126,694)	144,835

See Notes to Financial Statements.	The RYDEX FUNDS SEMI-ANNUAL REPORT | 61

Internet Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.49	$17.37	$19.71	$16.32	$9.84	$17.85
Income (loss) from investment operations:
Net investment loss[b]	(.09)	(.22)	(.27)	(.19)	(.19)	(.16)
Net gain (loss) on investments (realized and unrealized)	2.32	3.14	(2.07)	3.58	6.67	(7.85)
Total from investment operations	2.23	2.92	(2.34)	3.39	6.48	(8.01)
Less distributions from:
Net realized gains	—	(5.80)	—	—	—	—
Total distributions	—	(5.80)	—	—	—	—
Net asset value, end of period	$16.72	$14.49	$17.37	$19.71	$16.32	$9.84

Total Return[c]	15.39%	19.33%	(11.92%)	20.77%	65.85%	(44.87%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,114	$6,270	$4,998	$16,786	$30,360	$2,405
Ratios to average net assets:
Net investment loss	(1.13%)	(1.18%)	(1.38%)	(1.15%)	(1.36%)	(1.07%)
Total expenses	1.66%	1.67%	1.71%	1.66%	1.64%	1.60%
Portfolio turnover rate	162%	274%	321%	401%	274%	341%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

62 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings (% of Total Net Assets)
Comcast Corp. — Class A	3.7%
Walt Disney Co.	3.7%
Philip Morris International, Inc.	3.7%
McDonald’s Corp.	3.4%
Altria Group, Inc.	2.9%
Time Warner, Inc.	2.5%
Twenty-First Century Fox, Inc. — Class A	2.5%
Starbucks Corp.	2.4%
Las Vegas Sands Corp.	2.3%
Time Warner Cable, Inc.	2.0%
Top Ten Total	29.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Leisure FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CABLE & SATELLITE - 15.8%
Comcast Corp. — Class A	8,584	$359,496
Time Warner Cable, Inc.	1,762	198,190
Charter Communications, Inc. — Class A*	1,470	182,060
Liberty Global plc — Series A*	2,047	151,620
DIRECTV*	2,451	151,031
DISH Network Corp. — Class A	3,501	148,863
Starz — Class A*	4,983	110,124
Liberty Global plc — Series C*	1,314	89,189
Cablevision Systems Corp. — Class A	4,417	74,294
AMC Networks, Inc. — Class A*	1,110	72,605
Total Cable & Satellite		1,537,472
RESTAURANTS - 14.3%
McDonald’s Corp.	3,357	332,342
Starbucks Corp.	3,520	230,524
Yum! Brands, Inc.	2,032	140,899
Dunkin’ Brands Group, Inc.	2,960	126,747
Chipotle Mexican Grill, Inc.*	313	114,042
Darden Restaurants, Inc.	1,666	84,100
Panera Bread Co. — Class A*	424	78,839
Brinker International, Inc.	1,382	54,492
Chuy’s Holdings, Inc.*	1,420	54,443
Burger King Worldwide, Inc.	2,720	53,067
Wendy’s Co.	8,650	50,430
Buffalo Wild Wings, Inc.*	460	45,154
Domino’s Pizza, Inc.	270	15,701
Cheesecake Factory, Inc.	100	4,189
Total Restaurants		1,384,969
MOVIES & ENTERTAINMENT - 13.1%
Walt Disney Co.	5,673	358,250
Time Warner, Inc.	4,262	246,429
Twenty-First Century Fox, Inc. — Class A	7,458	243,131
Viacom, Inc. — Class B	2,179	148,281
Madison Square Garden Co. — Class A*	1,200	71,100
Live Nation Entertainment, Inc.*	3,790	58,745
Regal Entertainment Group — Class A	3,170	56,743
DreamWorks Animation SKG, Inc. — Class A*	1,880	48,241
Lions Gate Entertainment Corp.*	673	18,487
Cinemark Holdings, Inc.	545	15,216
Total Movies & Entertainment		1,264,623
TOBACCO - 9.5%
Philip Morris International, Inc.	4,116	356,528
Altria Group, Inc.	8,060	282,019
Reynolds American, Inc.	2,684	129,825
Lorillard, Inc.	2,085	91,073
Vector Group Ltd.	3,580	58,068
Total Tobacco		917,513
BROADCASTING - 7.7%
CBS Corp. — Class B	3,764	183,948
Discovery Communications, Inc. — Class A*	2,297	177,351
Scripps Networks Interactive, Inc. — Class A	2,377	158,689
Liberty Media Corp. — Class A*	670	84,929
Grupo Televisa SAB ADR	3,247	80,655
Sinclair Broadcast Group, Inc. — Class A	1,980	58,172
Total Broadcasting		743,744
CASINOS & GAMING - 7.6%
Las Vegas Sands Corp.	4,164	220,400
Wynn Resorts Ltd.	919	117,632
MGM Resorts International*	6,276	92,759
Melco Crown Entertainment Ltd. ADR*	3,608	80,675
International Game Technology	4,256	71,118
Penn National Gaming, Inc.*	1,319	69,722
Bally Technologies, Inc.*	880	49,650
Boyd Gaming Corp.*	3,040	34,352
Total Casinos & Gaming		736,308
HOTELS, RESORTS & CRUISE LINES - 6.9%
Carnival Corp.	5,119	175,531
Royal Caribbean Cruises Ltd.	4,477	149,263
Starwood Hotels & Resorts Worldwide, Inc.	1,868	118,039
Wyndham Worldwide Corp.	1,663	95,173
Marriott International, Inc. — Class A	1,808	72,989
Marriott Vacations Worldwide Corp.*	1,260	54,482
Total Hotels, Resorts & Cruise Lines		665,477
DISTILLERS & VINTNERS - 4.3%
Beam, Inc.	2,596	163,833
Constellation Brands, Inc. — Class A*	2,022	105,387
Brown-Forman Corp. — Class B	1,249	84,370
Diageo plc ADR	590	67,821
Total Distillers & Vintners		421,411
BREWERS - 4.2%
Molson Coors Brewing Co. — Class B	3,225	154,348
Cia de Bebidas das Americas ADR	2,854	106,597
Anheuser-Busch InBev N.V. ADR	998	90,079
Boston Beer Company, Inc. — Class A*	340	58,018
Total Brewers		409,042
LEISURE PRODUCTS - 4.2%
Mattel, Inc.	2,906	131,671
Polaris Industries, Inc.	878	83,410
Hasbro, Inc.	1,787	80,111
Brunswick Corp.	1,775	56,711
LeapFrog Enterprises, Inc.*	5,690	55,990
Total Leisure Products		407,893
HOME ENTERTAINMENT SOFTWARE - 3.3%
Activision Blizzard, Inc.	9,546	136,126
Electronic Arts, Inc.*	3,840	88,205
Zynga, Inc. — Class A*	19,290	53,626
Take-Two Interactive Software, Inc.*	2,579	38,608
Total Home Entertainment Software		316,565

64 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
Leisure FUND

	Shares	Value

PUBLISHING - 3.2%
Thomson Reuters Corp.[1]	5,302	$172,686
Gannett Company, Inc.	3,269	79,960
Washington Post Co. — Class B	120	58,052
Meredith Corp.	30	1,431
Total Publishing		312,129
LEISURE FACILITIES - 1.3%
SeaWorld Entertainment, Inc.	1,450	50,894
Life Time Fitness, Inc.*	981	49,158
Six Flags Entertainment Corp.	468	16,455
Vail Resorts, Inc.	80	4,922
Total Leisure Facilities		121,429
SPECIALIZED REITs - 1.1%
Ryman Hospitality Properties	2,810	109,619
SPECIALIZED FINANCE - 0.8%
McGraw Hill Financial, Inc.	1,497	79,625
INTERNET RETAIL - 0.8%
Ctrip.com International Ltd. ADR*	2,260	73,744
MOTORCYCLE MANUFACTURERS - 0.7%
Harley-Davidson, Inc.	1,313	71,979
INTERNET SOFTWARE & SERVICES - 0.7%
Pandora Media, Inc.*	3,603	66,295
Total Common Stocks
(Cost $5,616,583)		9,639,837

	Face
	amount

REPURCHASE AGREEMENT††,2 - 0.5%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$47,747	47,747
Total Repurchase Agreement
(Cost $47,747)		47,747

SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	119,222	119,222
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	13,944	13,944
Total Securities Lending Collateral
(Cost $133,166)		133,166
Total Investments - 101.4%
(Cost $5,797,496)		$9,820,750
Other Assets & Liabilities, net - (1.4)%		(132,920)
Total Net Assets - 100.0%		$9,687,830

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 65

LEISURE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $131,225 of securities loaned
(cost $5,616,583)	$9,639,837
Repurchase agreements, at value
(cost $180,913)	180,913
Total investments
(cost $5,797,496)	9,820,750
Receivables:
Securities sold	109,045
Dividends	16,897
Foreign taxes reclaim	295
Interest	21
Total assets	9,947,008
Liabilities:
Payable for:
Upon return of securities loaned	133,166
Fund shares redeemed	96,897
Management fees	7,432
Transfer agent and administrative fees	2,186
Investor service fees	2,186
Portfolio accounting fees	874
Miscellaneous	16,437
Total liabilities	259,178
Net assets	$9,687,830
Net assets consist of:
Paid in capital	$6,917,387
Undistributed net investment income	90,996
Accumulated net realized loss on investments	(1,343,807)
Net unrealized appreciation on investments	4,023,254
Net assets	$9,687,830
Capital shares outstanding	121,420
Net asset value per share	$79.79

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,030)	$96,354
Income from securities lending, net	802
Interest	11
Total investment income	97,167

Expenses:
Management fees	44,205
Transfer agent and administrative fees	13,001
Investor service fees	13,001
Portfolio accounting fees	5,201
Professional fees	6,618
Custodian fees	563
Trustees’ fees*	335
Line of credit fees	36
Miscellaneous	3,075
Total expenses	86,035
Net investment income	11,132

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	722,944
Net realized gain	722,944
Net change in unrealized appreciation (depreciation) on:
Investments	883,262
Net change in unrealized appreciation (depreciation)	883,262
Net realized and unrealized gain	1,606,206
Net increase in net assets resulting from operations	$1,617,338

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Leisure fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$11,132	$79,924
Net realized gain on investments	722,944	58,514
Net change in unrealized appreciation (depreciation) on investments	883,262	1,358,497
Net increase in net assets resulting from operations	1,617,338	1,496,935

Capital share transactions:
Proceeds from sale of shares	7,670,035	22,539,709
Cost of shares redeemed	(8,652,515)	(20,764,113)
Net increase (decrease) from capital share transactions	(982,480)	1,775,596
Net increase in net assets	634,858	3,272,531

Net assets:
Beginning of period	9,052,972	5,780,441
End of period	$9,687,830	$9,052,972
Undistributed net investment income at end of period	$90,996	$79,864

Capital share activity:
Shares sold	100,085	362,303
Shares redeemed	(112,922)	(332,047)
Net increase (decrease) in shares	(12,837)	30,256

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 67

Leisure fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008[d]
Per Share Data
Net asset value, beginning of period	$67.43	$55.58	$54.25	$41.66	$30.47	$636.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.53	(.11)	(.14)	.06	(1.07)
Net gain (loss) on investments (realized and unrealized)	12.28	11.32	1.44	12.78	11.13	(347.66)
Total from investment operations	12.36	11.85	1.33	12.64	11.19	(348.73)
Less distributions from:
Net investment income	—	—	—	(.05)	—	—
Net realized gains	—	—	—	—	—	(257.40)
Total distributions	—	—	—	(.05)	—	(257.40)
Net asset value, end of period	$79.79	$67.43	$55.58	$54.25	$41.66	$30.47

Total Return[c]	18.33%	21.32%	2.45%	30.34%	36.72%	(49.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,688	$9,053	$5,780	$12,942	$11,722	$1,601
Ratios to average net assets:
Net investment income (loss)	0.21%	0.85%	(0.20%)	(0.30%)	0.17%	(0.26%)
Total expenses	1.65%	1.67%	1.71%	1.65%	1.64%	1.61%
Portfolio turnover rate	80%	214%	227%	468%	316%	255%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Per share amounts for the period January 1, 2008 through December 7, 2008 have been restated to reflect a 1:30 reverse share split, effective December 8, 2008.

68 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	9.6%
Newmont Mining Corp.	7.7%
Barrick Gold Corp.	7.4%
Goldcorp, Inc.	6.2%
Silver Wheaton Corp.	4.6%
Yamana Gold, Inc.	4.2%
Kinross Gold Corp.	3.6%
Agnico Eagle Mines Ltd.	3.5%
Southern Copper Corp.	3.4%
Randgold Resources Ltd. ADR	3.1%
Top Ten Total	53.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Precious Metals FUND

	Shares	Value

COMMON STOCKS† - 99.9%

GOLD - 66.7%
Newmont Mining Corp.	64,654	$1,936,386
Barrick Gold Corp.	118,141	1,859,539
Goldcorp, Inc.	63,181	1,562,466
Yamana Gold, Inc.	111,009	1,055,696
Kinross Gold Corp.	177,276	904,108
Agnico Eagle Mines Ltd.	31,564	869,273
Randgold Resources Ltd. ADR	12,019	769,817
AngloGold Ashanti Ltd. ADR	53,777	769,011
Royal Gold, Inc.	17,016	716,033
Eldorado Gold Corp.	110,021	679,930
Allied Nevada Gold Corp.*	104,739	678,709
Gold Fields Ltd. ADR	122,669	644,012
IAMGOLD Corp.	148,515	643,070
New Gold, Inc.*	89,833	576,728
Cia de Minas Buenaventura S.A. ADR	38,338	565,869
AuRico Gold, Inc.	111,797	488,553
Franco-Nevada Corp.[1]	13,227	473,130
Harmony Gold Mining Company Ltd. ADR	123,016	468,691
Gold Resource Corp.	37,451	326,198
Novagold Resources, Inc.*	141,598	298,772
B2Gold Corp.*	105,880	225,524
Seabridge Gold, Inc.*,1	23,821	224,632
Total Gold		16,736,147
PRECIOUS METALS & MINERALS - 20.1%
Silver Wheaton Corp.[1]	58,805	1,156,695
Coeur Mining, Inc.*	44,490	591,718
Pan American Silver Corp.	50,644	589,496
Stillwater Mining Co.*	50,204	539,191
Hecla Mining Co.	170,501	508,093
First Majestic Silver Corp.*	43,372	459,309
Silver Standard Resources, Inc.*	57,333	363,491
Endeavour Silver Corp.*	83,015	284,741
Dominion Diamond Corp.*	20,025	282,953
McEwen Mining, Inc.*	156,229	262,465
Total Precious Metals & Minerals		5,038,152
DIVERSIFIED METALS & MINING - 13.1%
Freeport-McMoRan Copper & Gold, Inc.	87,602	2,418,691
Southern Copper Corp.	30,952	854,894
Total Diversified Metals & Mining		3,273,585
Total Common Stocks
(Cost $18,490,561)		25,047,884

	Face
	amount

REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$175,835	175,835
Total Repurchase Agreement
(Cost $175,835)		175,835

SECURITIES LENDING COLLATERAL††,3 - 4.6%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	1,032,012	1,032,012
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	120,707	120,707
Total Securities Lending Collateral
(Cost $1,152,719)		1,152,719
Total Investments - 105.2%
(Cost $19,819,115)		$26,376,438
Other Assets & Liabilities, net - (5.2)%		(1,299,959)
Total Net Assets - 100.0%		$25,076,479

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt

70 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

Precious Metals FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $1,155,101 of securities loaned
(cost $18,490,561)	$25,047,884
Repurchase agreements, at value
(cost $1,328,554)	1,328,554
Total investments
(cost $19,819,115)	26,376,438
Cash	2,869
Receivables:
Securities sold	1,754,079
Dividends	121,626
Fund shares sold	2,888
Interest	1,110
Total assets	28,259,010
Liabilities:
Payable for:
Fund shares redeemed	1,913,500
Upon return of securities loaned	1,152,719
Management fees	16,608
Transfer agent and administrative fees	5,536
Investor service fees	5,536
Portfolio accounting fees	2,214
Miscellaneous	86,418
Total liabilities	3,182,531
Net assets	$25,076,479
Net assets consist of:
Paid in capital	$33,384,452
Undistributed net investment income	21,404
Accumulated net realized loss on investments	(14,886,700)
Net unrealized appreciation on investments	6,557,323
Net assets	$25,076,479
Capital shares outstanding	3,529,834
Net asset value per share	$7.10

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $27,678)	$467,562
Income from securities lending, net	6,317
Interest	44
Total investment income	473,923

Expenses:
Management fees	145,932
Transfer agent and administrative fees	48,644
Investor service fees	48,644
Portfolio accounting fees	19,457
Professional fees	39,352
Custodian fees	1,997
Trustees’ fees*	1,958
Line of credit fees	817
Miscellaneous	(3,134)
Total expenses	303,667
Net investment income	170,256

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,562,653)
Foreign currency	355
Net realized loss	(3,562,298)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,382,323)
Foreign currency	(5)
Net change in unrealized appreciation (depreciation)	(18,382,328)
Net realized and unrealized loss	(21,944,626)
Net decrease in net assets resulting from operations	$(21,774,370)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 71

Precious Metals FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$170,256	$78,848
Net realized loss on investments	(3,562,298)	(1,053,714)
Net change in unrealized appreciation (depreciation) on investments	(18,382,328)	(2,852,815)
Net decrease in net assets resulting from operations	(21,774,370)	(3,827,681)

Distributions to shareholders from:
Net realized gains	—	(5,322,508)
Total distributions to shareholders	—	(5,322,508)

Capital share transactions:
Proceeds from sale of shares	35,126,287	104,240,363
Distributions reinvested	—	5,322,508
Cost of shares redeemed	(38,476,420)	(107,193,735)
Net increase (decrease) from capital share transactions	(3,350,133)	2,369,136
Net decrease in net assets	(25,124,503)	(6,781,053)

Net assets:
Beginning of period	50,200,982	56,982,035
End of period	$25,076,479	$50,200,982
Undistributed/(Accumulated) net investment income/(loss) at end of period	$21,404	$(148,852)

Capital share activity:
Shares sold	3,712,572	7,449,375
Shares issued from reinvestment of distributions	—	415,496
Shares redeemed	(4,176,882)	(7,819,269)
Net increase (decrease) in shares	(464,310)	45,602

72 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.57	$14.43	$19.04	$13.79	$9.24	$15.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.02	(.09)	(.10)	(.13)	(.09)
Net gain (loss) on investments (realized and unrealized)	(5.51)	(.59)	(4.51)	5.35	4.68	(5.71)
Total from investment operations	(5.47)	(.57)	(4.60)	5.25	4.55	(5.80)
Less distributions from:
Net investment income	—	—	(.01)	(—)[c]	—	—
Net realized gains	—	(1.29)	—	—	—	—
Total distributions	—	(1.29)	(.01)	(—)[c]	—	—
Net asset value, end of period	$7.10	$12.57	$14.43	$19.04	$13.79	$9.24

Total Return[d]	(43.52%)	(4.10%)	(24.16%)	38.08%	49.24%	(38.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,076	$50,201	$56,982	$117,499	$86,277	$61,025
Ratios to average net assets:
Net investment income (loss)	0.87%	0.14%	(0.52%)	(0.66%)	(1.14%)	(0.66%)
Total expenses	1.56%	1.57%	1.60%	1.56%	1.55%	1.50%
Portfolio turnover rate	92%	140%	199%	234%	253%	228%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 73

FUND PROFILE (Unaudited)	June 30, 2013

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.7%
Equity Residential	2.1%
American Tower Corp.	2.1%
Public Storage	2.0%
General Growth Properties, Inc.	1.9%
AvalonBay Communities, Inc.	1.9%
HCP, Inc.	1.8%
Ventas, Inc.	1.8%
Health Care REIT, Inc.	1.7%
Prologis, Inc.	1.7%
Top Ten Total	19.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

74 | the RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
real estate fund

	Shares	Value

COMMON STOCKS† - 99.5%

REAL ESTATE INVESTMENT TRUSTS (REITs) - 91.5%
SPECIALIZED REITs - 27.1%
American Tower Corp.	5,120	$374,631
Public Storage	2,355	361,092
HCP, Inc.	7,116	323,351
Ventas, Inc.	4,638	322,155
Health Care REIT, Inc.	4,613	309,209
Weyerhaeuser Co.	9,579	272,906
Host Hotels & Resorts, Inc.	14,583	246,015
Plum Creek Timber Company, Inc.	4,085	190,647
Rayonier, Inc.	3,238	179,353
Healthcare Trust of America, Inc. — Class A	14,129	158,669
Senior Housing Properties Trust	5,937	153,946
Ryman Hospitality Properties	3,930	153,309
Extra Space Storage, Inc.	3,518	147,510
DiamondRock Hospitality Co.	15,763	146,911
Hospitality Properties Trust	5,144	135,184
Omega Healthcare Investors, Inc.	4,304	133,510
Corrections Corporation of America	3,692	125,048
RLJ Lodging Trust	5,040	113,350
Healthcare Realty Trust, Inc.	4,180	106,590
LaSalle Hotel Properties	4,308	106,408
EPR Properties	2,103	105,718
Medical Properties Trust, Inc.	6,955	99,596
Sunstone Hotel Investors, Inc.*	8,081	97,618
Sovran Self Storage, Inc.	1,500	97,185
Strategic Hotels & Resorts, Inc.*	10,260	90,904
Potlatch Corp.	2,130	86,137
Pebblebrook Hotel Trust	3,290	85,047
LTC Properties, Inc.	2,080	81,224
Hersha Hospitality Trust	9,110	51,380
Aviv REIT, Inc.	2,010	50,833
Total Specialized REITs		4,905,436
RETAIL REITs - 18.4%
Simon Property Group, Inc.	3,059	483,077
General Growth Properties, Inc.	17,527	348,261
Kimco Realty Corp.	9,533	204,292
Macerich Co.	3,305	201,506
Taubman Centers, Inc.	2,658	199,749
Realty Income Corp.	4,697	196,898
Federal Realty Investment Trust	1,778	184,343
CBL & Associates Properties, Inc.	8,170	175,001
Retail Properties of America, Inc. — Class A	11,702	167,105
DDR Corp.	10,027	166,950
Equity One, Inc.	7,341	166,127
Regency Centers Corp.	2,994	152,125
National Retail Properties, Inc.	4,038	138,907
Weingarten Realty Investors	4,448	136,865
Tanger Factory Outlet Centers	3,647	122,029
Glimcher Realty Trust	7,757	84,706
Acadia Realty Trust	3,200	79,008
Pennsylvania Real Estate Investment Trust	4,060	76,653
Inland Real Estate Corp.	5,130	52,429
Total Retail REITs		3,336,031
RESIDENTIAL REITs - 13.3%
Equity Residential	6,503	377,564
AvalonBay Communities, Inc.	2,514	339,164
UDR, Inc.	6,951	177,181
Essex Property Trust, Inc.	1,073	170,521
Camden Property Trust	2,457	169,877
Apartment Investment &
Management Co. — Class A	4,859	145,964
American Campus Communities, Inc.	3,528	143,448
BRE Properties, Inc.	2,743	137,205
Home Properties, Inc.	1,945	127,145
Equity Lifestyle Properties, Inc.	1,585	124,565
Mid-America Apartment Communities, Inc.	1,766	119,682
Post Properties, Inc.	2,316	114,619
Colonial Properties Trust	4,292	103,523
Education Realty Trust, Inc.	7,300	74,679
Silver Bay Realty Trust Corp.	3,255	53,903
American Residential Properties, Inc.*	2,770	47,644
Total Residential REITs		2,426,684
OFFICE REITs - 12.0%
Boston Properties, Inc.	2,665	281,077
Digital Realty Trust, Inc.	3,262	198,981
SL Green Realty Corp.	2,253	198,692
Alexandria Real Estate Equities, Inc.	2,265	148,856
Kilroy Realty Corp.	2,610	138,356
BioMed Realty Trust, Inc.	6,649	134,509
Douglas Emmett, Inc.	5,199	129,715
Highwoods Properties, Inc.	3,360	119,650
Piedmont Office Realty Trust,
Inc. — Class A	6,670	119,260
CommonWealth REIT	4,794	110,837
Mack-Cali Realty Corp.	4,172	102,172
Corporate Office Properties Trust	3,997	101,924
Brandywine Realty Trust	7,445	100,656
DuPont Fabros Technology, Inc.	3,604	87,037
Government Properties Income Trust	3,240	81,713
Hudson Pacific Properties, Inc.	3,482	74,097
Parkway Properties, Inc.	3,060	51,286
Total Office REITs		2,178,818
MORTGAGE REITs - 9.9%
Annaly Capital Management, Inc.	18,452	231,941
American Capital Agency Corp.	8,848	203,415
Starwood Property Trust, Inc.	5,704	141,174
New Residential Investment Corp.	20,840	140,462
MFA Financial, Inc.	14,034	118,587
Hatteras Financial Corp.	4,111	101,295
Invesco Mortgage Capital, Inc.	5,889	97,522
NorthStar Realty Finance Corp.	10,310	93,821
ARMOUR Residential REIT, Inc.	19,270	90,762
Newcastle Investment Corp.	16,290	85,197
CYS Investments, Inc.	8,805	81,094
Redwood Trust, Inc.	4,620	78,540
Colony Financial, Inc.	3,900	77,571
PennyMac Mortgage Investment Trust	3,670	77,254

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
real estate fund

	Shares	Value

American Capital Mortgage Investment Corp.	3,750	$67,388
iStar Financial, Inc.*	5,900	66,611
Apollo Commercial Real Estate Finance, Inc.	3,130	49,704
Total Mortgage REITs		1,802,338
DIVERSIFIED REITs - 7.1%
Vornado Realty Trust	3,356	278,045
WP Carey, Inc.	2,970	196,525
American Realty Capital Properties, Inc.	10,400	158,704
Lexington Realty Trust	13,531	158,042
Duke Realty Corp.	10,002	155,931
Liberty Property Trust	3,938	145,548
Spirit Realty Capital, Inc.	7,230	128,116
Cousins Properties, Inc.	7,400	74,740
Total Diversified REITs		1,295,651
INDUSTRIAL REITs - 3.7%
Prologis, Inc.	8,037	303,156
DCT Industrial Trust, Inc.	20,660	147,719
EastGroup Properties, Inc.	1,594	89,694
First Industrial Realty Trust, Inc.	5,860	88,896
STAG Industrial, Inc.	2,480	49,476
Total Industrial REITs		678,941
Total Real Estate Investment Trusts (REITs)		16,623,899
REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.2%
REAL ESTATE SERVICES - 2.8%
Realogy Holdings Corp.*	4,806	230,881
Jones Lang LaSalle, Inc.	1,479	134,796
Altisource Portfolio Solutions S.A.*	1,430	134,534
Total Real Estate Services		500,211
REAL ESTATE OPERATING COMPANIES - 2.0%
Brookfield Office Properties, Inc.	11,760	196,156
Forest City Enterprises, Inc. — Class A*	9,805	175,608
Total Real Estate Operating Companies		371,764
DIVERSIFIED REAL ESTATE ACTIVITIES - 1.3%
Brookfield Asset Management, Inc. — Class A	4,220	152,004
St. Joe Co.*	4,432	93,294
Total Diversified Real Estate Activities		245,298
REAL ESTATE DEVELOPMENT - 1.1%
Howard Hughes Corp.*	1,810	202,883
Total Real Estate Management & Development		1,320,156
INTERNET SOFTWARE & SERVICES - 0.8%
Zillow, Inc. — Class A*	2,590	145,817
Total Common Stocks
(Cost $10,309,097)		18,089,872

	Face
	amount
REPURCHASE AGREEMENT††,1 - 0.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$70,769	70,769
Total Repurchase Agreement
(Cost $70,769)		70,769
Total Investments - 99.9%
(Cost $10,379,866)		$18,160,641
Other Assets & Liabilities, net - 0.1%		16,953
Total Net Assets - 100.0%		$18,177,594

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

REIT — Real Estate Investment Trust

76 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

REAL ESTATE FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $10,309,097)	$18,089,872
Repurchase agreements, at value
(cost $70,769)	70,769
Total investments
(cost $10,379,866)	18,160,641
Cash	2,122
Receivables:
Securities sold	2,805,256
Dividends	100,302
Interest	383
Total assets	21,068,704
Liabilities:
Payable for:
Fund shares redeemed	2,827,137
Management fees	14,020
Transfer agent and administrative fees	4,123
Investor service fees	4,123
Portfolio accounting fees	1,650
Miscellaneous	40,057
Total liabilities	2,891,110
Net assets	$18,177,594
Net assets consist of:
Paid in capital	$23,133,830
Undistributed net investment income	576,778
Accumulated net realized loss on investments	(13,313,789)
Net unrealized appreciation on investments	7,780,775
Net assets	$18,177,594
Capital shares outstanding	571,030
Net asset value per share	$31.83

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,266)	$401,935
Income from securities lending, net	2,937
Interest	31
Total investment income	404,903

Expenses:
Management fees	103,861
Transfer agent and administrative fees	30,547
Investor service fees	30,547
Portfolio accounting fees	12,219
Professional fees	17,117
Custodian fees	1,190
Trustees’ fees*	870
Line of credit fees	256
Miscellaneous	5,787
Total expenses	202,394
Net investment income	202,509

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,176,776
Net realized gain	1,176,776
Net change in unrealized appreciation (depreciation) on:
Investments	(517,904)
Net change in unrealized appreciation (depreciation)	(517,904)
Net realized and unrealized gain	658,872
Net increase in net assets resulting from operations	$861,381

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX FUNDS SEMI-ANNUAL REPORT | 77

Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$202,509	$374,270
Net realized gain on investments	1,176,776	987,420
Net change in unrealized appreciation (depreciation) on investments	(517,904)	1,830,765
Net increase in net assets resulting from operations	861,381	3,192,455

Distributions to shareholders from:
Net investment income	—	(291,537)
Total distributions to shareholders	—	(291,537)

Capital share transactions:
Proceeds from sale of shares	60,561,455	98,662,981
Distributions reinvested	—	291,537
Cost of shares redeemed	(64,820,163)	(95,281,301)
Net increase (decrease) from capital share transactions	(4,258,708)	3,673,217
Net increase (decrease) in net assets	(3,397,327)	6,574,135

Net assets:
Beginning of period	21,574,921	15,000,786
End of period	$18,177,594	$21,574,921
Undistributed net investment income at end of period	$576,778	$374,269

Capital share activity:
Shares sold	1,835,177	3,412,502
Shares issued from reinvestment of distributions	—	10,151
Shares redeemed	(1,979,743)	(3,286,284)
Net increase (decrease) in shares	(144,566)	136,369

78 | the RYDEX FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$30.15	$25.90	$26.20	$21.44	$17.51	$34.35
Income (loss) from investment operations:
Net investment income[b]	.27	.45	.35	.35	.50	.79
Net gain (loss) on investments (realized and unrealized)	1.41	4.28	.20	4.97	3.90	(15.47)
Total from investment operations	1.68	4.73	.55	5.32	4.40	(14.68)
Less distributions from:
Net investment income	—	(.48)	(.85)	(.56)	(.47)	(.20)
Net realized gains	—	—	—	—	—	(1.96)
Total distributions	—	(.48)	(.85)	(.56)	(.47)	(2.16)
Net asset value, end of period	$31.83	$30.15	$25.90	$26.20	$21.44	$17.51

Total Return[c]	5.57%	18.34%	2.26%	24.86%	25.27%	(41.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,178	$21,575	$15,001	$25,262	$33,872	$15,437
Ratios to average net assets:
Net investment income	1.66%	1.54%	1.28%	1.49%	2.83%	2.61%
Total expenses	1.66%	1.67%	1.70%	1.65%	1.65%	1.62%
Portfolio turnover rate	237%	348%	351%	394%	450%	288%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

FUND PROFILE (Unaudited)	June 30, 2013

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, includ-ing department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	5.7%
Amazon.com, Inc.	4.3%
Home Depot, Inc.	3.8%
CVS Caremark Corp.	2.9%
Walgreen Co.	2.9%
Costco Wholesale Corp.	2.7%
Lowe’s Companies, Inc.	2.6%
Priceline.com, Inc.	2.6%
Target Corp.	2.5%
Dollar General Corp.	2.1%
Top Ten Total	32.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 99.5%

APPAREL RETAIL - 15.5%
TJX Companies, Inc.	3,366	$168,501
The Gap, Inc.	3,512	146,556
L Brands, Inc.	2,425	119,431
Ross Stores, Inc.	1,462	94,752
Francesca’s Holdings Corp.*	3,060	85,037
Urban Outfitters, Inc.*	2,020	81,244
Foot Locker, Inc.	2,119	74,440
American Eagle Outfitters, Inc.	3,396	62,011
Abercrombie & Fitch Co. — Class A	1,354	61,269
DSW, Inc. — Class A	827	60,760
Chico’s FAS, Inc.	3,255	55,530
Ascena Retail Group, Inc.*	3,084	53,816
Guess?, Inc.	1,733	53,775
Buckle, Inc.	1,004	52,228
Finish Line, Inc. — Class A	1,607	35,129
Jos. A. Bank Clothiers, Inc.*	846	34,957
Stage Stores, Inc.	1,240	29,140
Men’s Wearhouse, Inc.	421	15,935
Express, Inc.*	700	14,679
Genesco, Inc.*	197	13,197
ANN, Inc.*	333	11,056
Children’s Place Retail Stores, Inc.*	119	6,521
Aeropostale, Inc.*	321	4,430
Total Apparel Retail		1,334,394
INTERNET RETAIL - 15.4%
Amazon.com, Inc.*	1,330	369,327
Priceline.com, Inc.*	265	219,189
TripAdvisor, Inc.*	2,317	141,036
Expedia, Inc.	2,277	136,962
Groupon, Inc.*	15,545	132,133
Netflix, Inc.*	522	110,189
HomeAway, Inc.*	3,190	103,165
Ctrip.com International Ltd. ADR*	1,980	64,607
Shutterfly, Inc.*	900	50,211
Total Internet Retail		1,326,819
SPECIALTY STORES - 11.6%
Sally Beauty Holdings, Inc.*	3,999	124,370
Staples, Inc.	6,847	108,593
GNC Holdings, Inc. — Class A	2,420	106,988
PetSmart, Inc.	1,297	86,886
Ulta Salon Cosmetics & Fragrance, Inc.*	860	86,138
Dick’s Sporting Goods, Inc.	1,636	81,898
Tiffany & Co.	995	72,476
Barnes & Noble, Inc.*	4,300	68,628
Tractor Supply Co.	561	65,979
Five Below, Inc.*	1,190	43,744
Cabela’s, Inc.*	628	40,669
Vitamin Shoppe, Inc.*	849	38,069
OfficeMax, Inc.	2,980	30,485
Signet Jewelers Ltd.	446	30,074
Hibbett Sports, Inc.*	190	10,545
Total Specialty Stores		995,542
HYPERMARKETS & SUPER CENTERS - 9.6%
Wal-Mart Stores, Inc.	6,549	487,835
Costco Wholesale Corp.	2,104	232,639
Cia Brasileira de Distribuicao Grupo
Pao de Acucar ADR	1,158	52,643
PriceSmart, Inc.	600	52,578
Total Hypermarkets & Super Centers		825,695
AUTOMOTIVE RETAIL - 8.1%
AutoNation, Inc.*	2,774	120,364
CarMax, Inc.*	2,366	109,215
AutoZone, Inc.*	240	101,686
O’Reilly Automotive, Inc.*	762	85,816
Advance Auto Parts, Inc.	955	77,517
Penske Automotive Group, Inc.	1,810	55,277
CST Brands, Inc.*	1,581	48,711
Asbury Automotive Group, Inc.*	1,150	46,115
Monro Muffler Brake, Inc.	830	39,882
Group 1 Automotive, Inc.	180	11,579
Total Automotive Retail		696,162
HOME IMPROVEMENT RETAIL - 7.5%
Home Depot, Inc.	4,229	327,620
Lowe’s Companies, Inc.	5,409	221,228
Lumber Liquidators Holdings, Inc.*	610	47,501
Tile Shop Holdings, Inc.*	1,600	46,336
Total Home Improvement Retail		642,685
General Merchandise Stores - 7.1%
Target Corp.	3,151	216,979
Dollar General Corp.*	3,546	178,825
Family Dollar Stores, Inc.	1,420	88,480
Dollar Tree, Inc.*	1,604	81,547
Big Lots, Inc.*	1,410	44,457
Total General Merchandise Stores		610,288
Department Stores - 7.0%
Macy’s, Inc.	2,994	143,711
Kohl’s Corp.	2,190	110,617
Sears Holdings Corp.*,1	2,627	110,544
Nordstrom, Inc.	1,406	84,276
JC Penney Company, Inc.*	3,919	66,937
Saks, Inc.*	3,490	47,604
Dillard’s, Inc. — Class A	467	38,280
Total Department Stores		601,969
Drug Retail - 5.7%
CVS Caremark Corp.	4,331	247,647
Walgreen Co.	5,545	245,089
Total Drug Retail		492,736
Homefurnishing Retail - 5.0%
Bed Bath & Beyond, Inc.*	1,838	130,314
Williams-Sonoma, Inc.	2,193	122,567
Aaron’s, Inc.	1,699	47,589
Restoration Hardware Holdings, Inc.*	630	47,250
Mattress Firm Holding Corp.*	1,140	45,942
Pier 1 Imports, Inc.	1,007	23,654
Select Comfort Corp.*	393	9,849
Total Homefurnishing Retail		427,165

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
RETAILING FUND

	Shares	Value

Computer & Electronics Retail - 3.3%
Best Buy Company, Inc.	3,715	$101,531
Conn’s, Inc.*	1,710	88,510
GameStop Corp. — Class A	1,685	70,821
Rent-A-Center, Inc.	519	19,488
Total Computer & Electronics Retail		280,350
Distributors - 2.0%
Genuine Parts Co.	1,101	85,955
LKQ Corp.*	2,420	62,315
Pool Corp.	440	23,060
Total Distributors		171,330
Catalog Retail - 1.7%
Liberty Interactive Corp. — Class A*	5,051	116,224
HSN, Inc.	510	27,397
Total Catalog Retail		143,621
Total Common Stocks
(Cost $5,170,923)		8,548,756

	Face
	Amount

REPURCHASE AGREEMENT††,2 - 0.6%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$47,879	47,879
Total Repurchase Agreement
(Cost $47,879)		47,879

SECURITIES LENDING COLLATERAL††,3 - 0.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	22,522	22,522
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	2,634	2,634
Total Securities Lending Collateral
(Cost $25,156)		25,156
Total Investments - 100.4%
(Cost $5,243,958)		$8,621,791
Other Assets & Liabilities, net - (0.4)%		(36,598)
Total Net Assets - 100.0%		$8,585,193

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8. ADR — American Depositary Receipt

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $24,196 of securities loaned
(cost $5,170,923)	$8,548,756
Repurchase agreements, at value
(cost $73,035)	73,035
Total investments
(cost $5,243,958)	8,621,791
Receivables:
Fund shares sold	272,664
Securities sold	181,924
Dividends	7,876
Interest	14
Total assets	9,084,269
Liabilities:
Payable for:
Securities purchased	453,581
Upon return of securities loaned	25,156
Management fees	5,221
Transfer agent and administrative fees	1,536
Investor service fees	1,536
Fund shares redeemed	1,285
Portfolio accounting fees	614
Miscellaneous	10,147
Total liabilities	499,076
Net assets	$8,585,193
Net assets consist of:
Paid in capital	$5,034,281
Accumulated net investment loss	(13,008)
Accumulated net realized gain on investments	186,087
Net unrealized appreciation on investments	3,377,833
Net assets	$8,585,193
Capital shares outstanding	436,077
Net asset value per share	$19.69

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $19)	$42,091
Income from securities lending, net	503
Interest	11
Total investment income	42,605

Expenses:
Management fees	29,174
Transfer agent and administrative fees	8,580
Investor service fees	8,580
Portfolio accounting fees	3,432
Professional fees	7,325
Custodian fees	371
Trustees’ fees*	360
Line of credit fees	94
Miscellaneous	(1,024)
Total expenses	56,892
Net investment loss	(14,287)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,222,567
Net realized gain	1,222,567
Net change in unrealized appreciation
(depreciation) on:
Investments	(64,121)
Net change in unrealized appreciation
(depreciation)	(64,121)
Net realized and unrealized gain	1,158,446
Net increase in net assets resulting from operations	$1,144,159

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(14,287)	$1,266
Net realized gain on investments	1,222,567	1,189,465
Net change in unrealized appreciation (depreciation) on investments	(64,121)	235,350
Net increase in net assets resulting from operations	1,144,159	1,426,081

Capital share transactions:
Proceeds from sale of shares	49,535,170	121,759,999
Cost of shares redeemed	(48,288,351)	(130,125,691)
Net increase (decrease) from capital share transactions	1,246,819	(8,365,692)
Net increase (decrease) in net assets	2,390,978	(6,939,611)

Net assets:
Beginning of period	6,194,215	13,133,826
End of period	$8,585,193	$6,194,215
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(13,008)	$1,279

Capital share activity:
Shares sold	2,665,588	7,458,045
Shares redeemed	(2,600,293)	(8,004,817)
Net increase (decrease) in shares	65,295	(546,772)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.71	$14.31	$13.59	$10.86	$7.53	$11.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	— [c]	(.03)	(.03)	(.02)	(.02)
Net gain (loss) on investments
(realized and unrealized)	3.02	2.40	.75	2.76	3.35	(3.70)
Total from investment operations	2.98	2.40	.72	2.73	3.33	(3.72)
Less distributions from:
Net realized gains	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	(.02)
Net asset value, end of period	$19.69	$16.71	$14.31	$13.59	$10.86	$7.53

Total Return[d]	17.83%	16.77%	5.30%	25.14%	44.22%	(32.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,585	$6,194	$13,134	$9,477	$15,488	$13,621
Ratios to average net assets:
Net investment income (loss)	(0.42%)	0.01%	(0.20%)	(0.24%)	(0.19%)	(0.17%)
Total expenses	1.66%	1.67%	1.69%	1.65%	1.65%	1.62%
Portfolio turnover rate	762%	1,043%	621%	616%	470%	460%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)	June 30, 2013

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	4.0%
Microsoft Corp.	3.9%
Google, Inc. — Class A	3.5%
Cisco Systems, Inc.	2.4%
International Business Machines Corp.	2.3%
Visa, Inc. — Class A	2.3%
Intel Corp.	2.3%
QUALCOMM, Inc.	2.2%
eBay, Inc.	2.0%
Mastercard, Inc. — Class A	2.0%
Top Ten Total	26.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

86 | THE RYDEX FUNDS SEMI - ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
Technology Fund

	Shares	Value

COMMON STOCKS† - 99.5%

Internet Software & Services - 17.2%
Google, Inc. — Class A*	391	$344,224
eBay, Inc.*	3,740	193,432
Facebook, Inc. — Class A*	7,415	184,337
LinkedIn Corp. — Class A*	634	113,042
Baidu, Inc. ADR*	1,046	98,878
SINA Corp.*	1,449	80,753
Yandex N.V. — Class A*	2,870	79,298
MercadoLibre, Inc.	676	72,846
Equinix, Inc.*	357	65,945
Akamai Technologies, Inc.*	1,376	58,549
Rackspace Hosting, Inc.*	1,294	49,030
IAC/InterActiveCorp	900	42,804
Pandora Media, Inc.*	2,230	41,032
Yahoo!, Inc.*	1,613	40,502
AOL, Inc.	970	35,386
Yelp, Inc.*	670	23,296
Zillow, Inc. — Class A*	390	21,957
Millennial Media, Inc.*	2,500	21,775
j2 Global, Inc.	510	21,680
Trulia, Inc.*	690	21,452
ExactTarget, Inc.*	630	21,244
Angie’s List, Inc.*	790	20,975
LogMeIn, Inc.*	840	20,546
Cornerstone OnDemand, Inc.*	470	20,346
Total Internet Software & Services		1,693,329
Semiconductors - 16.6%
Intel Corp.	9,469	229,338
Texas Instruments, Inc.	3,726	129,925
Taiwan Semiconductor Manufacturing
Company Ltd. ADR	5,133	94,036
Broadcom Corp. — Class A	2,715	91,657
Marvell Technology Group Ltd.	6,981	81,748
Micron Technology, Inc.*	5,593	80,148
NXP Semiconductor N.V.*	2,580	79,928
Avago Technologies Ltd.	2,129	79,582
Analog Devices, Inc.	1,727	77,819
ARM Holdings plc ADR	2,087	75,508
Altera Corp.	2,096	69,147
Xilinx, Inc.	1,714	67,892
Linear Technology Corp.	1,675	61,707
Maxim Integrated Products, Inc.	2,156	59,894
NVIDIA Corp.	4,106	57,607
Microchip Technology, Inc.	1,532	57,067
Cree, Inc.*	880	56,197
Skyworks Solutions, Inc.*	1,932	42,291
SunPower Corp.*	1,730	35,811
PMC - Sierra, Inc.*	3,490	22,162
Cirrus Logic, Inc.*	1,260	21,874
Microsemi Corp.*	950	21,613
Cypress Semiconductor Corp.	1,980	21,245
Monolithic Power Systems, Inc.	870	20,976
Total Semiconductors		1,635,172
Systems Software - 11.0%
Microsoft Corp.	11,090	382,938
Oracle Corp.	5,759	176,916
VMware, Inc. — Class A*	1,608	107,720
Symantec Corp.	3,610	81,117
Check Point Software Technologies Ltd.*	1,624	80,680
ServiceNow, Inc.*	1,760	71,086
Red Hat, Inc.*	1,319	63,075
BMC Software, Inc.*	1,170	52,814
FleetMatics Group plc*	680	22,596
AVG Technologies N.V.*	1,100	21,395
Tableau Software, Inc. — Class A*	380	21,060
CA, Inc.	173	4,953
Total Systems Software		1,086,350
Data Processing & Outsourced Services - 9.9%
Visa, Inc. — Class A	1,256	229,533
Mastercard, Inc. — Class A	335	192,458
Fidelity National Information Services, Inc.	2,221	95,148
Paychex, Inc.	2,071	75,633
FleetCor Technologies, Inc.*	900	73,170
Alliance Data Systems Corp.*	353	63,904
Computer Sciences Corp.	1,209	52,918
Automatic Data Processing, Inc.	723	49,786
Total System Services, Inc.	1,890	46,267
VeriFone Systems, Inc.*	1,640	27,568
Vantiv, Inc. — Class A*	790	21,804
Genpact Ltd.	1,110	21,356
EVERTEC, Inc.*	940	20,652
Fiserv, Inc.*	10	874
Total Data Processing & Outsourced Services		971,071
Application Software - 9.3%
Salesforce.com, Inc.*	2,644	100,947
Adobe Systems, Inc.*	2,136	97,315
Workday, Inc. — Class A*	1,410	90,367
Intuit, Inc.	1,473	89,897
SAP AG ADR	1,037	75,525
Citrix Systems, Inc.*	1,134	68,414
Autodesk, Inc.*	1,677	56,917
Nuance Communications, Inc.*	2,710	49,810
Informatica Corp.*	1,152	40,297
TIBCO Software, Inc.*	1,835	39,269
Jive Software, Inc.*	1,250	22,713
Splunk, Inc.*	480	22,253
Verint Systems, Inc.*	610	21,637
Guidewire Software, Inc.*	510	21,446
Tyler Technologies, Inc.*	310	21,251
Fair Isaac Corp.	460	21,082
SS&C Technologies Holdings, Inc.*	640	21,056
Synchronoss Technologies, Inc.*	680	20,992
MicroStrategy, Inc. — Class A*	240	20,870
Ebix, Inc.	1,910	17,687
Total Application Software		919,745

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
TECHNOLOGY FUND

	Shares	Value

Communications Equipment - 8.4%
Cisco Systems, Inc.	9,643	$234,422
QUALCOMM, Inc.	3,487	212,986
Research In Motion Ltd.*,1	6,532	68,390
Juniper Networks, Inc.*	3,315	64,013
F5 Networks, Inc.*	690	47,472
JDS Uniphase Corp.*	2,684	38,596
Riverbed Technology, Inc.*	2,074	32,271
Ciena Corp.*	1,476	28,664
Aruba Networks, Inc.*	1,830	28,109
EchoStar Corp. — Class A*	540	21,119
Palo Alto Networks, Inc.*	500	21,080
ViaSat, Inc.*	290	20,723
Motorola Solutions, Inc.	211	12,181
Total Communications Equipment		830,026
Computer Hardware - 6.7%
Apple, Inc.	989	391,723
Hewlett-Packard Co.	5,776	143,245
NCR Corp.*	1,500	49,485
3D Systems Corp.*	1,020	44,778
Dell, Inc.	2,268	30,278
Total Computer Hardware		659,509
IT Consulting & Other Services - 6.3%
International Business Machines Corp.	1,207	230,671
Accenture plc — Class A	1,247	89,734
Cognizant Technology Solutions
Corp. — Class A*	1,428	89,407
Infosys Ltd. ADR	1,980	81,556
Teradata Corp.*	1,162	58,367
SAIC, Inc.	3,410	47,501
Booz Allen Hamilton Holding Corp.	1,230	21,377
Total IT Consulting & Other Services		618,613
Computer Storage & Peripherals - 5.3%
EMC Corp.	5,982	141,296
Seagate Technology plc	2,140	95,936
SanDisk Corp.*	1,334	81,507
Western Digital Corp.	1,301	80,779
NetApp, Inc.	1,998	75,484
Fusion-io, Inc.*	3,340	47,562
Total Computer Storage & Peripherals		522,564
Semiconductor Equipment - 3.3%
Applied Materials, Inc.	5,921	88,282
ASML Holding N.V.	1,001	79,179
KLA-Tencor Corp.	1,150	64,090
Lam Research Corp.*	1,265	56,090
Teradyne, Inc.*	2,210	38,830
Total Semiconductor Equipment		326,471
Electronic Manufacturing Services - 2.0%
TE Connectivity Ltd.	1,790	81,517
Jabil Circuit, Inc.	3,080	62,770
Trimble Navigation Ltd.*	2,080	54,101
Total Electronic Manufacturing Services		198,388
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	5,995	85,488
Electronic Arts, Inc.*	2,411	55,381
Zynga, Inc. — Class A*	7,370	20,489
Total Home Entertainment Software		161,358
Electronic Components - 1.0%
Corning, Inc.	6,761	96,209
Amphenol Corp. — Class A	54	4,209
Total Electronic Components		100,418
Office Electronics - 0.7%
Xerox Corp.	7,453	67,599
Electronic Equipment & Instruments - 0.2%
Itron, Inc.*	490	20,791
Total Common Stocks
(Cost $5,776,703)		9,811,404

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$74,428	74,428
Total Repurchase Agreement
(Cost $74,428)		74,428

SECURITIES LENDING COLLATERAL††,3 - 0.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	66,072	66,072
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	7,728	7,728
Total Securities Lending Collateral
(Cost $73,800)		73,800
Total Investments - 101.0%
(Cost $5,924,931)		$9,959,632
Other Assets & Liabilities, net - (1.0)%		(99,334)
Total Net Assets - 100.0%		$9,860,298

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $51,463 of securities loaned
(cost $5,776,703)	$9,811,404
Repurchase agreements, at value
(cost $148,228)	148,228
Total investments
(cost $5,924,931)	9,959,632
Cash	445
Receivables:
Securities sold	231,563
Dividends	4,564
Interest	260
Total assets	10,196,464
Liabilities:
Payable for:
Securities purchased	170,279
Upon return of securities loaned	73,800
Fund shares redeemed	62,856
Management fees	6,175
Transfer agent and administrative fees	1,816
Investor service fees	1,816
Portfolio accounting fees	726
Miscellaneous	18,698
Total liabilities	336,166
Net assets	$9,860,298
Net assets consist of:
Paid in capital	$7,983,991
Accumulated net investment loss	(13,913)
Accumulated net realized loss on investments	(2,144,481)
Net unrealized appreciation on investments	4,034,701
Net assets	$9,860,298
Capital shares outstanding	944,241
Net asset value per share	$10.44

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $45)	$56,913
Income from securities lending, net	1,364
Interest	13
Total investment income	58,290

Expenses:
Management fees	37,052
Transfer agent and administrative fees	10,897
Investor service fees	10,897
Portfolio accounting fees	4,359
Professional fees	7,177
Custodian fees	480
Trustees’ fees*	357
Line of credit fees	52
Miscellaneous	932
Total expenses	72,203
Net investment loss	(13,913)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	594,620
Net realized gain	594,620
Net change in unrealized appreciation
(depreciation) on:
Investments	97,329
Net change in unrealized appreciation
(depreciation)	97,329
Net realized and unrealized gain	691,949
Net increase in net assets resulting from operations	$678,036

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(13,913)	$(28,061)
Net realized gain on investments	594,620	856,862
Net change in unrealized appreciation (depreciation) on investments	97,329	81,257
Net increase in net assets resulting from operations	678,036	910,058

Distributions to shareholders from:
Net realized gains	—	(1,504,762)
Total distributions to shareholders	—	(1,504,762)

Capital share transactions:
Proceeds from sale of shares	19,259,781	32,308,400
Distributions reinvested	—	1,504,762
Cost of shares redeemed	(18,254,860)	(34,894,941)
Net increase (decrease) from capital share transactions	1,004,921	(1,081,779)
Net increase (decrease) in net assets	1,682,957	(1,676,483)

Net assets:
Beginning of period	8,177,341	9,853,824
End of period	$9,860,298	$8,177,341
Accumulated net investment loss at end of period	$(13,913)	$—

Capital share activity:
Shares sold	1,883,081	2,807,385
Shares issued from reinvestment of distributions	—	165,723
Shares redeemed	(1,794,630)	(3,043,250)
Net increase (decrease) in shares	88,451	(70,142)

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.56	$10.64	$12.29	$10.97	$7.05	$16.27
Income (loss) from investment operations:
Net investment loss[b]	(.02)	(.03)	(.09)	(.08)	(.06)	(.08)
Net gain (loss) on investments
(realized and unrealized)	.90	1.20	(1.01)	1.40	3.98	(7.39)
Total from investment operations	.88	1.17	(1.10)	1.32	3.92	(7.47)
Less distributions from:
Net realized gains	—	(2.25)	(.55)	—	—	(1.75)
Total distributions	—	(2.25)	(.55)	—	—	(1.75)
Net asset value, end of period	$10.44	$9.56	$10.64	$12.29	$10.97	$7.05

Total Return[c]	9.32%	11.98%	(9.20%)	12.03%	55.60%	(45.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,860	$8,177	$9,854	$21,468	$39,967	$7,238
Ratios to average net assets:
Net investment loss	(0.32%)	(0.27%)	(0.77%)	(0.74%)	(0.68%)	(0.63%)
Total expenses	1.66%	1.67%	1.71%	1.65%	1.65%	1.60%
Portfolio turnover rate	219%	277%	363%	357%	252%	277%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	June 30, 2013

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of commu-nications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	9.7%
Verizon Communications, Inc.	8.4%
Cisco Systems, Inc.	7.8%
QUALCOMM, Inc.	7.1%
Crown Castle International Corp.	3.3%
CenturyLink, Inc.	3.3%
T-Mobile US, Inc.	3.0%
Vodafone Group plc ADR	2.3%
Sprint Nextel Corp.	2.3%
ViaSat, Inc.	2.2%
Top Ten Total	49.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Communications Equipment - 41.0%
Cisco Systems, Inc.	10,139	$246,480
QUALCOMM, Inc.	3,666	223,919
ViaSat, Inc.*	984	70,317
Palo Alto Networks, Inc.*	1,646	69,395
Juniper Networks, Inc.*	3,490	67,392
Motorola Solutions, Inc.	1,066	61,540
Research In Motion Ltd.*,1	5,624	58,883
F5 Networks, Inc.*	722	49,674
JDS Uniphase Corp.*	2,826	40,638
Brocade Communications Systems, Inc.*	6,234	35,908
Telefonaktiebolaget LM Ericsson ADR	3,025	34,122
Riverbed Technology, Inc.*	2,185	33,999
EchoStar Corp. — Class A*	801	31,327
Ciena Corp.*	1,552	30,140
ARRIS Group, Inc.*	2,095	30,063
Polycom, Inc.*	2,808	29,596
Aruba Networks, Inc.*	1,926	29,583
ADTRAN, Inc.	1,077	26,505
Finisar Corp.*	1,561	26,459
Ixia*	1,402	25,797
Harris Corp.	505	24,871
Infinera Corp.*	2,282	24,349
NETGEAR, Inc.*	756	23,088
Plantronics, Inc.	94	4,128
InterDigital, Inc.	84	3,751
Total Communications Equipment		1,301,924
Integrated Telecommunication Services - 27.9%
AT&T, Inc.	8,707	308,228
Verizon Communications, Inc.	5,305	267,054
CenturyLink, Inc.	2,958	104,565
Windstream Corp.[1]	6,069	46,792
Telefonica Brasil S.A. ADR	1,542	35,188
BCE, Inc.	807	33,103
China Unicom Hong Kong Ltd. ADR	2,359	30,997
Telefonica S.A. ADR	2,379	30,475
Nippon Telegraph & Telephone Corp. ADR	1,169	30,406
Total Integrated Telecommunication Services		886,808
Wireless Telecommunication Services - 26.7%
Crown Castle International Corp.*	1,448	104,820
T-Mobile US, Inc.	3,783	93,856
Vodafone Group plc ADR	2,584	74,264
Sprint Nextel Corp.*	10,571	74,208
SBA Communications Corp. — Class A*	931	69,006
America Movil SAB de CV ADR	3,058	66,512
NII Holdings, Inc.*,1	9,039	60,290
Clearwire Corp. — Class A*	11,162	55,587
Mobile Telesystems OJSC ADR	2,258	42,767
China Mobile Ltd. ADR	799	41,364
Telephone & Data Systems, Inc.	1,527	37,641
SK Telecom Company Ltd. ADR[1]	1,695	34,459
Tim Participacoes S.A. ADR	1,765	32,829
VimpelCom Ltd. ADR	3,167	31,860
Rogers Communications, Inc. — Class B	733	28,734
Total Wireless Telecommunication Services		848,197
Alternative Carriers - 3.9%
Level 3 Communications, Inc.*	2,256	47,557
tw telecom, Inc.*	1,602	45,080
Intelsat S.A.*	1,511	30,220
Total Alternative Carriers		122,857
Total Common Stocks
(Cost $2,197,623)		3,159,786

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 0.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$13,220	13,220
Total Repurchase Agreement
(Cost $13,220)		13,220

SECURITIES LENDING COLLATERAL††,3 - 4.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	113,422	113,422
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	13,266	13,266
Total Securities Lending Collateral
(Cost $126,688)		126,688
Total Investments - 103.9%
(Cost $2,337,531)		$3,299,694
Other Assets & Liabilities, net - (3.9)%		(123,759)
Total Net Assets - 100.0%		$3,175,935

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value - including $104,334 of securities loaned
(cost $2,197,623)	$3,159,786
Repurchase agreements, at value
(cost $139,908)	139,908
Total investments
(cost $2,337,531)	3,299,694
Cash	2,725
Receivables:
Fund shares sold	197,840
Securities sold	184,858
Dividends	7,375
Interest	354
Foreign taxes reclaim	194
Total assets	3,693,040
Liabilities:
Payable for:
Securities purchased	380,463
Upon return of securities loaned	126,688
Management fees	2,035
Transfer agent and administrative fees	598
Investor service fees	598
Portfolio accounting fees	240
Fund shares redeemed	57
Miscellaneous	6,426
Total liabilities	517,105
Net assets	$3,175,935
Net assets consist of:
Paid in capital	$5,097,973
Undistributed net investment income	101,102
Accumulated net realized loss on investments	(2,985,303)
Net unrealized appreciation on investments	962,163
Net assets	$3,175,935
Capital shares outstanding	330,175
Net asset value per share	$9.62

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,423)	$72,299
Income from securities lending, net	1,502
Interest	4
Total investment income	73,805

Expenses:
Management fees	14,293
Transfer agent and administrative fees	4,204
Investor service fees	4,204
Portfolio accounting fees	1,681
Professional fees	2,588
Custodian fees	179
Trustees’ fees*	130
Line of credit fees	44
Miscellaneous	536
Total expenses	27,859
Net investment income	45,946

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	75,698
Net realized gain	75,698
Net change in unrealized appreciation
(depreciation) on:
Investments	52,918
Net change in unrealized appreciation
(depreciation)	52,918
Net realized and unrealized gain	128,616
Net increase in net assets resulting from operations	$174,562

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$45,946	$55,375
Net realized gain (loss) on investments	75,698	(231,460)
Net change in unrealized appreciation (depreciation) on investments	52,918	43,706
Net increase (decrease) in net assets resulting from operations	174,562	(132,379)

Distributions to shareholders from:
Net investment income	—	(63,032)
Total distributions to shareholders	—	(63,032)

Capital share transactions:
Proceeds from sale of shares	21,059,729	39,023,725
Distributions reinvested	—	63,032
Cost of shares redeemed	(20,955,534)	(40,361,197)
Net increase (decrease) from capital share transactions	104,195	(1,274,440)
Net increase (decrease) in net assets	278,757	(1,469,851)

Net assets:
Beginning of period	2,897,178	4,367,029
End of period	$3,175,935	$2,897,178
Undistributed net investment income at end of period	$101,102	$55,156

Capital share activity:
Shares sold	2,194,454	4,214,215
Shares issued from reinvestment of distributions	—	7,187
Shares redeemed	(2,179,177)	(4,391,949)
Net increase (decrease) in shares	15,277	(170,547)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$9.20	$9.00	$11.04	$9.80	$7.94	$23.89
Income (loss) from investment operations:
Net investment income[b]	.13	.13	.16	.06	.18	.24
Net gain (loss) on investments
(realized and unrealized)	.29	.30	(1.74)	1.35	2.08	(11.49)
Total from investment operations	.42	.43	(1.58)	1.41	2.26	(11.25)
Less distributions from:
Net investment income	—	(.23)	(.12)	(.17)	(.40)	(.05)
Net realized gains	—	—	(.34)	—	—	(4.65)
Total distributions	—	(.23)	(.46)	(.17)	(.40)	(4.70)
Net asset value, end of period	$9.62	$9.20	$9.00	$11.04	$9.80	$7.94

Total Return[c]	4.57%	4.86%	(14.40%)	14.51%	28.68%	(45.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,176	$2,897	$4,367	$8,077	$5,748	$8,754
Ratios to average net assets:
Net investment income	2.73%	1.46%	1.49%	0.66%	2.03%	1.34%
Total expenses	1.66%	1.67%	1.71%	1.67%	1.66%	1.61%
Portfolio turnover rate	647%	1,077%	1,100%	1,276%	694%	341%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	6.0%
Ford Motor Co.	5.3%
Union Pacific Corp.	5.1%
General Motors Co.	4.6%
FedEx Corp.	3.8%
Johnson Controls, Inc.	3.4%
CSX Corp.	3.2%
Norfolk Southern Corp.	3.2%
Hertz Global Holdings, Inc.	3.1%
TRW Automotive Holdings Corp.	2.9%
Top Ten Total	40.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Auto Parts & Equipment - 20.0%
Johnson Controls, Inc.	12,586	$450,452
TRW Automotive Holdings Corp.*	5,940	394,654
BorgWarner, Inc.*	3,330	286,880
Lear Corp.	3,533	213,605
Delphi Automotive plc	4,080	206,815
Autoliv, Inc.	2,200	170,258
Magna International, Inc.	2,310	164,518
Gentex Corp.	7,130	164,347
Visteon Corp.*	2,559	161,524
Dana Holding Corp.	7,940	152,924
Allison Transmission Holdings, Inc.	5,800	133,864
American Axle & Manufacturing Holdings, Inc.*	5,840	108,799
Tenneco, Inc.*	1,610	72,901
Total Auto Parts & Equipment		2,681,541
Railroads - 18.4%
Union Pacific Corp.	4,404	679,450
CSX Corp.	18,426	427,299
Norfolk Southern Corp.	5,860	425,729
Kansas City Southern	2,822	299,019
Canadian Pacific Railway Ltd.	1,994	242,032
Genesee & Wyoming, Inc. — Class A*	2,279	193,350
Canadian National Railway Co.	1,982	192,789
Total Railroads		2,459,668
Automobile Manufacturers- 17.2%
Ford Motor Co.	45,815	708,758
General Motors Co.*	18,330	610,572
Tesla Motors, Inc.*	3,040	326,587
Toyota Motor Corp. ADR	1,710	206,329
Tata Motors Ltd. ADR	7,020	164,549
Thor Industries, Inc.	2,991	147,097
Honda Motor Company Ltd. ADR	3,940	146,765
Total Automobile Manufacturers		2,310,657
Air Freight & Logistics - 14.4%
United Parcel Service, Inc. — Class B	9,337	807,463
FedEx Corp.	5,112	503,941
CH Robinson Worldwide, Inc.	4,782	269,274
Expeditors International of Washington, Inc.	4,690	178,267
UTI Worldwide, Inc.	8,640	142,301
Atlas Air Worldwide Holdings, Inc.*	510	22,318
Total Air Freight & Logistics		1,923,564
Airlines - 12.6%
Delta Air Lines, Inc.	19,112	357,585
United Continental Holdings, Inc.*	9,257	289,652
Southwest Airlines Co.	20,437	263,433
Spirit Airlines, Inc.*	8,130	258,290
Copa Holdings S.A. — Class A	1,176	154,197
US Airways Group, Inc.*,1	8,733	143,396
JetBlue Airways Corp.*	19,080	120,204
Alaska Air Group, Inc.*	1,872	97,344
Total Airlines		1,684,101
Trucking - 10.8%
Hertz Global Holdings, Inc.*	16,702	414,210
J.B. Hunt Transport Services, Inc.	3,610	260,786
Ryder System, Inc.	2,616	159,027
Swift Transportation Co.*	8,350	138,109
Landstar System, Inc.	2,656	136,784
Con-way, Inc.	3,369	131,256
Werner Enterprises, Inc.	4,870	117,708
Old Dominion Freight Line, Inc.*	2,257	93,936
Total Trucking		1,451,816
Tires & Rubber - 2.3%
Goodyear Tire & Rubber Co.*	11,372	173,878
Cooper Tire & Rubber Co.	4,100	135,997
Total Tires & Rubber		309,875
Motorcycle Manufacturers - 1.8%
Harley-Davidson, Inc.	4,430	242,853
Marine - 1.4%
Kirby Corp.*	2,385	189,703
Diversified Commercial & Professional Services - 0.6%
Avis Budget Group, Inc.*	2,907	83,576
Total Common Stocks
(Cost $9,581,922)		13,337,354

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
TRANSPORTATION FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 - 0.7%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$98,487	$98,487
Total Repurchase Agreement
(Cost $98,487)		98,487

SECURITIES LENDING COLLATERAL††,3 - 0.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	4,499	4,499
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	526	526
Total Securities Lending Collateral
(Cost $5,025)		5,025
Total Investments - 100.2%
(Cost $9,685,434)		$13,440,866
Other Assets & Liabilities, net - (0.2)%		(32,145)
Total Net Assets - 100.0%		$13,408,721

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Repurchase Agreement — See Note 5.
[3]	Securities lending collateral — See Note 8.
ADR — American Depositary Receipt
plc —Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

TRANSPORTATION FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $4,926 of
securities loaned
(cost $9,581,922)	$13,337,354
Repurchase agreements, at value
(cost $103,512)	103,512
Total investments
(cost $9,685,434)	13,440,866
Cash	1,168
Receivables:
Securities sold	506,843
Dividends	7,449
Fund shares sold	5,163
Interest	186
Total assets	13,961,675
Liabilities:
Payable for:
Fund shares redeemed	518,881
Management fees	8,044
Upon return of securities loaned	5,025
Transfer agent and administrative fees	2,366
Investor service fees	2,366
Portfolio accounting fees	946
Miscellaneous	15,326
Total liabilities	552,954
Net assets	$13,408,721
Net assets consist of:
Paid in capital	$19,856,584
Accumulated net investment loss	(19,101)
Accumulated net realized loss on investments	(10,184,194)
Net unrealized appreciation on investments	3,755,432
Net assets	$13,408,721
Capital shares outstanding	665,339
Net asset value per share	$20.15

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,039)	$70,645
Income from securities lending, net	4,970
Interest	14
Total investment income	75,629

Expenses:
Management fees	48,552
Transfer agent and administrative fees	14,280
Investor service fees	14,280
Portfolio accounting fees	5,712
Custodian fees	645
Trustees’ fees*	216
Line of credit fees	61
Miscellaneous	10,985
Total expenses	94,731
Net investment loss	(19,102)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	177,594
Net realized gain	177,594
Net change in unrealized appreciation (depreciation) on:
Investments	1,739,272
Net change in unrealized appreciation (depreciation)	1,739,272
Net realized and unrealized gain	1,916,866
Net increase in net assets resulting from operations	$1,897,764

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(19,102)	$(15,925)
Net realized gain on investments	177,594	522,202
Net change in unrealized appreciation (depreciation) on investments	1,739,272	300,248
Net increase in net assets resulting from operations	1,897,764	806,525

Capital share transactions:
Proceeds from sale of shares	30,876,542	33,992,011
Cost of shares redeemed	(26,665,309)	(33,069,006)
Net increase from capital share transactions	4,211,233	923,005
Net increase in net assets	6,108,997	1,729,530

Net assets:
Beginning of period	7,299,724	5,570,194
End of period	$13,408,721	$7,299,724
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(19,101)	$1

Capital share activity:
Shares sold	1,668,488	2,251,174
Shares redeemed	(1,446,948)	(2,205,383)
Net increase in shares	221,540	45,791

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$16.45	$14.00	$15.74	$12.68	$10.91	$14.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.04)	(.10)	(.04)	(.03)	.04
Net gain (loss) on investments (realized and unrealized)	3.73	2.49	(1.64)	3.10	1.92	(3.80)
Total from investment operations	3.70	2.45	(1.74)	3.06	1.89	(3.76)
Less distributions from:
Net investment income	—	—	—	—	(.12)	—
Net realized gains	—	—	—	—	—	(.18)
Total distributions	—	—	—	—	(.12)	(.18)
Net asset value, end of period	$20.15	$16.45	$14.00	$15.74	$12.68	$10.91

Total Return[c]	22.49%	17.58%	(11.12%)	24.13%	17.39%	(25.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,409	$7,300	$5,570	$13,090	$8,462	$21,509
Ratios to average net assets:
Net investment income (loss)	(0.33%)	(0.29%)	(0.65%)	(0.32%)	(0.29%)	0.27%
Total expenses	1.66%	1.67%	1.71%	1.65%	1.67%	1.62%
Portfolio turnover rate	236%	594%	711%	693%	857%	544%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

UTILITIES FUND

OBJECTIVE:  Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.7%
Southern Co.	3.4%
PG&E Corp.	3.3%
NextEra Energy, Inc.	3.2%
Consolidated Edison, Inc.	3.1%
Dominion Resources, Inc.	3.1%
Public Service Enterprise Group, Inc.	3.1%
FirstEnergy Corp.	3.0%
Exelon Corp.	2.8%
American Electric Power Company, Inc.	2.5%
Top Ten Total	31.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

ELECTRIC UTILITIES - 45.6%
Duke Energy Corp.	8,444	$569,970
Southern Co.	11,660	514,556
NextEra Energy, Inc.	6,019	490,428
FirstEnergy Corp.	12,303	459,394
Exelon Corp.	13,646	421,388
American Electric Power Company, Inc.	8,672	388,332
PPL Corp.	11,590	350,713
Edison International	6,951	334,760
Xcel Energy, Inc.	10,998	311,683
Northeast Utilities	7,317	307,460
Entergy Corp.	4,194	292,238
Great Plains Energy, Inc.	12,693	286,100
ALLETE, Inc.	5,070	252,740
OGE Energy Corp.	3,174	216,467
Pinnacle West Capital Corp.	3,823	212,062
N.V. Energy, Inc.	7,972	187,023
Pepco Holdings, Inc.	9,195	185,371
ITC Holdings Corp.	2,006	183,148
Westar Energy, Inc.	5,245	167,630
Cia Energetica de Minas Gerais ADR	17,720	158,948
Enersis S.A. ADR	9,430	154,275
Hawaiian Electric Industries, Inc.	5,196	131,511
IDACORP, Inc.	2,684	128,188
Portland General Electric Co.	4,154	127,071
UNS Energy Corp.	2,549	114,017
Cleco Corp.	423	19,640
Total Electric Utilities		6,965,113
MULTI-UTILITIES - 36.4%
PG&E Corp.	11,134	509,158
Consolidated Edison, Inc.	8,223	479,483
Dominion Resources, Inc.	8,395	477,004
Public Service Enterprise Group, Inc.	14,551	475,236
Sempra Energy	4,479	366,203
SCANA Corp.	7,124	349,788
DTE Energy Co.	4,244	284,390
CenterPoint Energy, Inc.	11,240	264,028
Wisconsin Energy Corp.	6,249	256,147
NiSource, Inc.	8,691	248,910
Ameren Corp.	7,010	241,424
CMS Energy Corp.	8,292	225,294
Alliant Energy Corp.	3,945	198,907
MDU Resources Group, Inc.	7,112	184,272
Integrys Energy Group, Inc.	3,060	179,102
TECO Energy, Inc.	9,355	160,812
National Grid plc ADR	2,760	156,409
Vectren Corp.	4,086	138,229
NorthWestern Corp.	3,350	133,665
Black Hills Corp.	2,539	123,776
Avista Corp.	3,910	105,648
Total Multi-Utilities		5,557,885
GAS UTILITIES - 7.3%
ONEOK, Inc.	5,850	241,663
AGL Resources, Inc.	4,301	184,341
National Fuel Gas Co.	3,092	179,181
UGI Corp.	4,487	175,487
Atmos Energy Corp.	3,928	161,284
Laclede Group, Inc.	2,200	100,452
Questar Corp.	2,080	49,608
Piedmont Natural Gas Company, Inc.	446	15,048
WGL Holdings, Inc.	137	5,921
Southwest Gas Corp.	50	2,340
Total Gas Utilities		1,115,325
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 6.6%
Dynegy, Inc.*	11,350	255,943
AES Corp.	21,057	252,473
Calpine Corp.*	11,841	251,384
NRG Energy, Inc.	9,185	245,240
Total Independent Power Producers &
Energy Traders		1,005,040
WATER UTILITIES - 3.6%
American Water Works Company, Inc.	5,436	224,127
Aqua America, Inc.	5,548	173,597
Cia de Saneamento Basico do Estado
de Sao Paulo ADR	13,989	145,625
Total Water Utilities		543,349
Total Common Stocks
(Cost $9,266,567)		15,186,712

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.3%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$43,004	43,004
Total Repurchase Agreement
(Cost $43,004)		43,004
Total Investments - 99.8%
(Cost $9,309,571)		$15,229,716
Other Assets & Liabilities, net - 0.2%		28,976
Total Net Assets - 100.0%		$15,258,692

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $9,266,567)	$15,186,712
Repurchase agreements, at value
(cost $43,004)	43,004
Total investments
(cost $9,309,571)	15,229,716
Cash	18,793
Receivables:
Fund shares sold	566,864
Dividends	41,693
Total assets	15,857,066
Liabilities:
Payable for:
Securities purchased	557,479
Management fees	9,906
Transfer agent and administrative fees	2,914
Investor service fees	2,914
Portfolio accounting fees	1,165
Fund shares redeemed	10
Miscellaneous	23,986
Total liabilities	598,374
Net assets	$15,258,692
Net assets consist of:
Paid in capital	$12,554,934
Undistributed net investment income	631,144
Accumulated net realized loss on investments	(3,847,531)
Net unrealized appreciation on investments	5,920,145
Net assets	$15,258,692
Capital shares outstanding	722,581
Net asset value per share	$21.12

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $265)	$353,448
Income from securities lending, net	18
Interest	17
Total investment income	353,483

Expenses:
Management fees	77,838
Transfer agent and administrative fees	22,894
Investor service fees	22,894
Portfolio accounting fees	9,157
Professional fees	13,332
Custodian fees	1,023
Trustees’ fees*	664
Line of credit fees	266
Miscellaneous	3,787
Total expenses	151,855
Net investment income	201,628

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	842,436
Net realized gain	842,436
Net change in unrealized appreciation (depreciation) on:
Investments	484,099
Net change in unrealized appreciation (depreciation)	484,099
Net realized and unrealized gain	1,326,535
Net increase in net assets resulting from operations	$1,528,163

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$201,628	$429,516
Net realized gain on investments	842,436	692,692
Net change in unrealized appreciation (depreciation) on investments	484,099	(1,278,394)
Net increase (decrease) in net assets resulting from operations	1,528,163	(156,186)

Distributions to shareholders from:
Net investment income	—	(459,947)
Total distributions to shareholders	—	(459,947)

Capital share transactions:
Proceeds from sale of shares	48,223,910	75,196,227
Distributions reinvested	—	459,947
Cost of shares redeemed	(50,167,169)	(91,024,832)
Net decrease from capital share transactions	(1,943,259)	(15,368,658)
Net decrease in net assets	(415,096)	(15,984,791)

Net assets:
Beginning of period	15,673,788	31,658,579
End of period	$15,258,692	$15,673,788
Undistributed net investment income at end of period	$631,144	$429,516

Capital share activity:
Shares sold	2,271,915	3,813,322
Shares issued from reinvestment of distributions	—	24,822
Shares redeemed	(2,368,801)	(4,641,914)
Net decrease in shares	(96,886)	(803,770)

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$19.13	$19.50	$17.04	$16.41	$15.41	$22.29
Income (loss) from investment operations:
Net investment income[b]	.23	.42	.43	.41	.41	.37
Net gain (loss) on investments (realized and unrealized)	1.76	(.22)	2.33	.72	1.65	(6.97)
Total from investment operations	1.99	.20	2.76	1.13	2.06	(6.60)
Less distributions from:
Net investment income	—	(.57)	(.30)	(.50)	(1.06)	(.08)
Net realized gains	—	—	—	—	—	(.20)
Total distributions	—	(.57)	(.30)	(.50)	(1.06)	(.28)
Net asset value, end of period	$21.12	$19.13	$19.50	$17.04	$16.41	$15.41

Total Return[c]	10.40%	1.12%	16.29%	6.88%	13.80%	(29.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,259	$15,674	$13,659	$15,421	$15,814	$34,343
Ratios to average net assets:
Net investment income	2.20%	2.16%	2.36%	2.48%	2.69%	1.90%
Total expenses	1.66%	1.67%	1.69%	1.66%	1.67%	1.61%
Portfolio turnover rate	231%	302%	369%	561%	309%	293%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

E. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds.

Management Fees
Fund	(as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Banking Fund	$4,866,127	$243,797	$(14,402)	$229,395
Basic Materials Fund	8,846,483	1,195,116	(353,420)	841,696
Biotechnology Fund	13,061,732	8,484,968	(326,114)	8,158,854
Consumer Products Fund	12,355,713	4,742,677	(22,953)	4,719,724
Electronics Fund	3,854,372	426,975	(16,205)	410,770
Energy Fund	14,891,022	7,556,925	(269,206)	7,287,719
Energy Services Fund	8,470,539	6,027,465	(153,634)	5,873,831
Financial Services Fund	10,628,397	760,101	(81,681)	678,420
Health Care Fund	19,195,780	5,981,199	(101,833)	5,879,366
Internet Fund	3,251,191	1,976,309	(3,341)	1,972,968
Leisure Fund	6,546,778	3,283,128	(9,156)	3,273,972
Precious Metals Fund	33,646,055	—	(7,269,617)	(7,269,617)
Real Estate Fund	15,000,096	3,374,932	(214,387)	3,160,545
Retailing Fund	6,464,094	2,183,902	(26,205)	2,157,697
Technology Fund	7,463,436	2,528,497	(32,302)	2,496,195
Telecommunications Fund	3,525,263	—	(225,569)	(225,569)
Transportation Fund	10,910,310	2,577,334	(46,778)	2,530,556
Utilities Fund	11,777,769	3,485,970	(34,023)	3,451,947

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Banking Fund	$5,028,860	$66,662	$—	$5,095,522
Basic Materials Fund	9,541,486	146,692	—	9,688,178
Biotechnology Fund	20,169,001	1,051,585	—	21,220,586
Consumer Products Fund	16,927,997	147,440	—	17,075,437
Electronics Fund	4,234,303	30,839	—	4,265,142
Energy Fund	21,786,747	391,994	—	22,178,741
Energy Services Fund	14,110,341	234,029	—	14,344,370
Financial Services Fund	11,256,485	50,332	—	11,306,817
Health Care Fund	24,846,332	228,814	—	25,075,146
Internet Fund	5,088,561	135,598	—	5,224,159
Leisure Fund	9,639,837	180,913	—	9,820,750
Precious Metals Fund	25,047,884	1,328,554	—	26,376,438
Real Estate Fund	18,089,872	70,769	—	18,160,641
Retailing Fund	8,548,756	73,035	—	8,621,791
Technology Fund	9,811,404	148,228	—	9,959,632
Telecommunications Fund	3,159,786	139,908	—	3,299,694
Transportation Fund	13,337,354	103,512	—	13,440,866
Utilities Fund	15,186,712	43,004	—	15,229,716

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.03%			2.13%
Due 07/01/13	$26,555,266	$26,555,332	12/31/15	$25,546,100	$27,086,435

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Banking Fund	$15,625,839	$22,123,600
Basic Materials Fund	28,528,836	33,486,077
Biotechnology Fund	30,831,142	34,391,314
Consumer Products Fund	43,786,938	44,899,992
Electronics Fund	12,990,395	13,114,657
Energy Fund	24,775,275	26,543,603
Energy Services Fund	22,841,704	24,373,338
Financial Services Fund	28,714,979	29,370,172
Health Care Fund	39,330,826	35,907,480
Internet Fund	10,042,378	12,107,770
Leisure Fund	8,216,212	9,232,298
Precious Metals Fund	35,957,491	39,049,099
Real Estate Fund	56,210,917	60,103,942
Retailing Fund	51,468,112	50,653,251
Technology Fund	19,953,537	18,966,513
Telecommunications Fund	20,840,453	20,692,527
Transportation Fund	30,619,405	26,290,778
Utilities Fund	41,320,525	43,066,080

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013.

The average daily balances borrowed for the period ended June 30, 2013 were as follows:

Fund	Average Daily Balance
Banking Fund	$6,768
Basic Materials Fund	15,928
Biotechnology Fund	10,785
Consumer Products Fund	18,265
Electronics Fund	3,088
Energy Fund	16,945
Energy Services Fund	19,912
Financial Services Fund	12,867
Health Care Fund	13,304
Internet Fund	5,171
Leisure Fund	5,779
Precious Metals Fund	129,492
Real Estate Fund	18,514
Retailing Fund	14,961
Technology Fund	8,287
Telecommunications Fund	7,050
Transportation Fund	9,691
Utilities Fund	42,243

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

		Cash
	Value of	Collateral
Fund	Securities Loaned	Received
Banking Fund	$13,258	$13,650
Basic Materials Fund	83,095	81,780	*
Biotechnology Fund	863,437	925,781
Consumer Products Fund	83,509	86,488
Energy Fund	292,353	305,663
Energy Services Fund	121,374	121,500
Health Care Fund	71,000	80,000
Internet Fund	73,623	95,400
Leisure Fund	131,225	133,166
Precious Metals Fund	1,155,101	1,152,719	*
Retailing Fund	24,196	25,156
Technology Fund	51,463	73,800
Telecommunications Fund	104,334	126,688
Transportation Fund	4,926	5,025

* Subsequent to June 30, 2013, additional collateral was received.

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$26,516,688	$26,517,012	09/06/13	$10,651,095	$10,650,030
			Federal Home Loan Bank
			0.00%
			11/15/13	16,405,935	16,400,849
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	3,101,458	3,101,492	11/26/32	3,431,025	3,165,178

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500® Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

10. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received	Amount
Banking Fund	Repurchase agreements	$66,662	$—	$66,662	$—	$66,662	$—
	Securities lending	13,258	—	13,258	—	13,258	—
Total		79,920	—	79,920	—	79,920	—

Basic Materials Fund	Repurchase agreements	146,692	—	146,692	—	146,692	—
	Securities lending	83,095	—	83,095	—	83,095	—
Total		229,787	—	229,787	—	229,787	—

Biotechnology Fund	Repurchase agreements	1,051,585	—	1,051,585	—	1,051,585	—
	Securities lending	863,437	—	863,437	—	863,437	—
Total		1,915,022	—	1,915,022	—	1,915,022	—

Consumer Products Fund	Repurchase agreements	147,440	—	147,440	—	147,440	—
	Securities lending	83,509	—	83,509	—	83,509	—
Total		230,949	—	230,949	—	230,949	—

Electronics Fund	Repurchase agreements	30,839	—	30,839	—	30,839	—

Energy Fund	Repurchase agreements	391,994	—	391,994	—	391,994	—
	Securities lending	292,353	—	292,353	—	292,353	—
Total		684,347	—	684,347	—	684,347	—

Energy Services Fund	Repurchase agreements	234,029	—	234,029	—	234,029	—
	Securities lending	121,374	—	121,374	—	121,374	—
Total		355,403	—	355,403	—	355,403	—

Financial Services Fund	Repurchase agreements	50,332	—	50,332	—	50,332	—

Health Care Fund	Repurchase agreements	228,814	—	228,814	—	228,814	—
	Securities lending	71,000	—	71,000	—	71,000	—
Total		299,814	—	299,814	—	299,814	—

Internet Fund	Repurchase agreements	135,598	—	135,598	—	135,598	—
	Securities lending	73,623	—	73,623	—	73,623	—
Total		209,221	—	209,221	—	209,221	—

Leisure Fund	Repurchase agreements	180,913	—	180,913	—	180,913	—
	Securities lending	131,225	—	131,225	—	131,225	—
Total		312,138	—	312,138	—	312,138	—

Precious Metals Fund	Repurchase agreements	1,328,554	—	1,328,554	—	1,328,554	—
	Securities lending	1,155,101	—	1,155,101	—	1,155,101	—
Total		2,483,655	—	2,483,655	—	2,483,655	—

Real Estate Fund	Repurchase agreements	70,769	—	70,769	—	70,769	—

Retailing Fund	Repurchase agreements	73,035	—	73,035	—	73,035	—
	Securities lending	24,196	—	24,196	—	24,196	—
Total		97,231	—	97,231	—	97,231	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received	Amount
Technology Fund	Repurchase agreements	148,228	—	148,228	—	148,228	—
	Securities lending	51,463	—	51,463	—	51,463	—
Total		199,691	—	199,691	—	199,691	—

Telecommunications Fund	Repurchase agreements	139,908	—	139,908	—	139,908	—
	Securities lending	104,334	—	104,334	—	104,334	—
Total		244,242	—	244,242	—	244,242	—

Transportation Fund	Repurchase agreements	103,512	—	103,512	—	103,512	—
	Securities lending	4,926	—	4,926	—	4,926	—
Total		108,438	—	108,438	—	108,438	—

Utilities Fund	Repurchase agreements	43,004	—	43,004	—	43,004	—

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged	Amount
Banking Fund	Securities lending	$13,650	$—	$13,650	$—	$13,650	$—
Basic Materials Fund	Securities lending	81,780	—	81,780	—	81,780	—
Biotechnology Fund	Securities lending	925,781	—	925,781	—	925,781	—
Consumer Products Fund	Securities lending	86,488	—	86,488	—	86,488	—
Energy Fund	Securities lending	305,663	—	305,663	—	305,663	—
Energy Services Fund	Securities lending	121,500	—	121,500	—	121,500	—
Health Care Fund	Securities lending	80,000	—	80,000	—	80,000	—
Internet Fund	Securities lending	95,400	—	95,400	—	95,400	—
Leisure Fund	Securities lending	133,166	—	133,166	—	133,166	—
Precious Metals Fund	Securities lending	1,152,719	—	1,152,719	—	1,152,719	—
Retailing Fund	Securities lending	25,156	—	25,156	—	25,156	—
Technology Fund	Securities lending	73,800	—	73,800	—	73,800	—
Telecommunications Fund	Securities lending	126,688	—	126,688	—	126,688	—
Transportation Fund	Securities lending	5,025	—	5,025	—	5,025	—

1 Refer to notes 5 and 8 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

11. Reverse Share Split

The Electronics Fund underwent a one-for-ten reverse share split effective April 5, 2013. The effect of the transaction was to divide the number of outstanding shares of the Fund by ten, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the statement of changes in net assets for the year ended December 31, 2012 and the period January 1, 2013 through April 5, 2013, and the per share data in the financial highlights for each of the years in the five-year period then ended have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the

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OTHER INFORMATION (Unaudited) (continued)

Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Name and	Length of Service as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Name and	Length of Service as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded
Name and	Length of Service as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS
Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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CLS ADVISORONE FUNDS

AMERIGO FUND

CLERMONT FUND

SELECT ALLOCATION FUND

RVACLS-3-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | the GUGGENHEIM FUNDS SEMI-annual report

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | the GUGGENHEIM FUNDS SEMI-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Amerigo Fund	1.71%	8.35%	$1,000.00	$1,083.50	$8.83
Clermont Fund	1.71%	3.64%	1,000.00	1,036.40	8.63
Select Allocation Fund	1.71%	7.10%	1,000.00	1,071.00	8.78
Table 2. Based on hypothetical 5% return (before expenses)
Amerigo Fund	1.71%	5.00%	$1,000.00	$1,016.31	$8.55
Clermont Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Select Allocation Fund	1.71%	5.00%	1,000.00	1,016.31	8.55

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

AMERIGO FUND

OBJECTIVE: Seeks to provide long-term growth of capital without regard to current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
Vanguard Dividend Appreciation ETF	9.8%
Energy Select Sector SPDR Fund	6.8%
Financial Select Sector SPDR Fund	6.2%
Technology Select Sector SPDR Fund	5.7%
iShares Russell 1000 Growth ETF	5.2%
PowerShares International Dividend Achievers Portfolio	4.9%
Powershares QQQ Trust Series 1	4.8%
iShares Global 100 ETF	4.3%
iShares MSCI EAFE ETF	4.3%
Vanguard Large-Capital ETF	3.9%
Top Ten Total	55.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
AMERIGO FUND

	Shares	Value

COMMON STOCKS† - 0.7%
FINANCIALS - 0.7%
Berkshire Hathaway, Inc. — Class B*	8,600	$962,512
Total Common Stocks
(Cost $803,689)		962,512

EXCHANGE TRADED FUNDS† - 98.0%
UNITED STATES OF AMERICA - 72.2%
Vanguard Dividend Appreciation ETF[1]	205,497	13,603,901
Energy Select Sector SPDR Fund	120,900	9,473,724
Financial Select Sector SPDR Fund	442,600	8,626,274
Technology Select Sector SPDR Fund	260,900	7,980,931
iShares Russell 1000 Growth ETF	98,494	7,164,454
Powershares QQQ Trust Series 1	93,600	6,665,256
Vanguard Large-Capital ETF	73,900	5,424,999
Vanguard Total Stock Market ETF	56,200	4,647,740
Vanguard Mega Capital ETF	82,899	4,530,430
Consumer Staples Select Sector
SPDR Fund	96,300	3,820,221
SPDR S&P 500 ETF Trust	22,747	3,639,747
GreenHaven Continuous Commodity
Index Fund*	126,000	3,247,020
Health Care Select Sector SPDR Fund	65,800	3,132,738
Vanguard Mortgage-Backed Securities ETF	59,317	3,027,540
iShares High Dividend ETF	41,500	2,753,525
RevenueShares Large Capital ETF	83,700	2,628,180
Vanguard Value ETF	23,400	1,584,414
iShares US Pharmaceuticals ETF[1]	15,700	1,564,505
iShares North American Tech-Software ETF	21,100	1,434,378
iShares Russell 3000 ETF[1]	14,400	1,388,160
iShares S&P 100 ETF	19,100	1,374,245
SPDR S&P Pharmaceuticals ETF[1]	16,000	1,127,840
SPDR S&P Insurance ETF	15,100	815,098
SPDR S&P Homebuilders ETF	24,200	711,964
Total United States of America		100,367,284
Global - 19.9%
PowerShares International Dividend
Achievers Portfolio	417,900	6,830,576
iShares Global 100 ETF[1]	88,000	5,943,520
iShares MSCI EAFE ETF	103,200	5,921,616
Market Vectors Agribusiness ETF	103,300	5,287,927
iShares Russell Top 200 Growth ETF	37,000	1,411,550
Vanguard FTSE All-World ex-US
ETF — Class U	18,700	826,914
PIMCO Enhanced Short Maturity
Exchange-Traded Fund	7,200	729,144
FlexShares Global Upstream Natural
Resources Index Fund[1]	22,900	722,724
Total Global		27,673,971
Emerging Markets - 3.1%
WisdomTree Emerging Markets Equity
Income Fund[1]	58,300	2,811,809
iShares MSCI Emerging Markets ETF[1]	37,600	1,450,232
Total Emerging Markets		4,262,041
European Union - 2.1%
iShares MSCI EMU ETF	89,400	2,903,712
Europe - 0.7%
Vanguard FTSE Europe ETF	21,000	1,011,570
Total Exchange Traded Funds
(Cost $125,636,376)		136,218,578
SHORT TERM INVESTMENTS†† - 3.7%
First American Treasury Obligations Fund	5,117,186	5,117,186
Total Short Term Investments
(Cost $5,117,186)		5,117,186

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 6.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	$7,520,821	7,520,821
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	879,654	879,654
Total Securities Lending Collateral
(Cost $8,400,475)		8,400,475
Total Investments - 108.4%
(Cost $139,957,726)		$150,698,751
Other Assets & Liabilities, net - (8.4)%		(11,667,962)
Total Net Assets - 100.0%		$139,030,789

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Securities lending collateral — See Note 8.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

AMERIGO FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $8,178,392 of securities loaned
(cost $131,557,251)	$142,298,276
Repurchase agreements, at value
(cost $8,400,475)	8,400,475
Total investments
(cost $139,957,726)	150,698,751
Cash	188,056
Receivables:
Dividends	533,088
Fund shares sold	104,838
Interest	15,101
Total assets	151,539,834
Liabilities:
Payable for:
Upon return of securities loaned	8,400,475
Securities purchased	3,671,544
Management fees	95,032
Fund shares redeemed	55,519
Transfer agent and administrative fees	26,398
Investor service fees	26,398
Portfolio accounting fees	10,559
Miscellaneous	223,120
Total liabilities	12,509,045
Net assets	$139,030,789
Net assets consist of:
Paid in capital	$147,429,057
Undistributed net investment income	426,309
Accumulated net realized loss on investments	(19,565,602)
Net unrealized appreciation on investments	10,741,025
Net assets	$139,030,789
Capital shares outstanding	3,746,563
Net asset value per share	$37.11

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$1,236,648
Income from securities lending, net	65,695
Total investment income	1,302,343

Expenses:
Management fees	611,902
Transfer agent and administrative fees	169,972
Investor service fees	169,972
Portfolio accounting fees	67,989
Professional fees	96,016
Custodian fees	7,398
Trustees’ fees*	4,825
Line of credit fees	137
Miscellaneous	31,410
Total expenses	1,159,621
Net investment income	142,722

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,315,419
Net realized gain	13,315,419
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,408,456)
Investments in affiliated issuers	(156,907)
Net change in unrealized appreciation (depreciation)	(2,565,363)
Net realized and unrealized gain	10,750,056
Net increase in net assets resulting from operations	$10,892,778

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

AMERIGO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$142,722	$38,624
Net realized gain on investments	13,315,419	6,182,317
Net change in unrealized appreciation (depreciation) on investments	(2,565,363)	11,973,923
Net increase in net assets resulting from operations	10,892,778	18,194,864

Distributions to shareholders from:
Net realized gains	—	(7,691,849)
Total distributions to shareholders	—	(7,691,849)

Capital share transactions:
Proceeds from sale of shares	13,619,734	16,971,804
Distributions reinvested	—	7,691,849
Cost of shares redeemed	(18,642,589)	(46,215,705)
Net decrease from capital share transactions	(5,022,855)	(21,552,052)
Net increase (decrease) in net assets	5,869,923	(11,049,037)

Net assets:
Beginning of period	133,160,866	144,209,903
End of period	$139,030,789	$133,160,866
Undistributed net investment income at end of period	$426,309	$283,587

Capital share activity:
Shares sold	366,017	488,481
Shares issued from reinvestment of distributions	—	233,724
Shares redeemed	(506,810)	(1,340,624)
Net decrease in shares	(140,793)	(618,419)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

AMERIGO FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$34.25	$32.01	$34.53	$30.01	$21.64	$39.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.01	(.03)	(.04)	.03	.12
Net gain (loss) on investments (realized and unrealized)	2.82	4.28	(2.49)	4.59	8.49	(17.01)
Total from investment operations	2.86	4.29	(2.52)	4.55	8.52	(16.89)
Less distributions from:
Net investment income	—	—	—	(.03)	(.15)	(.10)
Net realized gains	—	(2.05)	—	—	—	(.50)
Total distributions	—	(2.05)	—	(.03)	(.15)	(.60)
Net asset value, end of period	$37.11	$34.25	$32.01	$34.53	$30.01	$21.64

Total Return[c]	8.35%	13.71%	(7.30%)	15.13%	39.41%	(43.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139,031	$133,161	$144,210	$199,487	$213,072	$204,878
Ratios to average net assets:
Net investment income (loss)	0.21%	0.03%	(0.09%)	(0.13%)	0.12%	0.36%
Total expenses[d]	1.71%	1.72%	1.76%	1.70%	1.71%	1.65%
Portfolio turnover rate	68%	19%	48%	77%	102%	103%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

CLERMONT FUND

OBJECTIVE: Seeks a combination of current income and growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
Vanguard Dividend Appreciation ETF	10.3%
iShares Floating Rate Bond ETF	7.4%
iShares Global 100 ETF	5.2%
iShares US Preferred Stock ETF	5.1%
PowerShares International Dividend Achievers Portfolio	4.9%
PIMCO Enhanced Short Maturity Exchange-Traded Fund	4.8%
Pimco Total Return ETF	4.0%
iShares 1-3 Year Credit Bond ETF	3.4%
PowerShares Senior Loan Portfolio	3.1%
SPDR Barclays Short Term Corporate Bond ETF	3.0%
Top Ten Total	51.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
CLERMONT FUND

	Shares	Value

COMMON STOCKS† - 0.6%
FINANCIALS - 0.6%
Berkshire Hathaway, Inc. — Class B*	4,000	$447,680
Total Common Stocks
(Cost $315,930)		447,680

EXCHANGE TRADED FUNDS† - 97.1%
UNITED STATES OF AMERICA - 73.9%
Vanguard Dividend Appreciation ETF	116,400	7,705,679
iShares Floating Rate Bond ETF	109,000	5,515,400
iShares US Preferred Stock ETF[1]	97,700	3,837,656
iShares 1-3 Year Credit Bond ETF	23,900	2,510,217
PowerShares Senior Loan Portfolio	93,300	2,309,175
SPDR Barclays Short Term
Corporate Bond ETF[1]	72,500	2,218,500
Technology Select Sector SPDR Fund	71,300	2,181,067
iShares iBoxx $ High Yield
Corporate Bond ETF[1]	22,700	2,062,522
iShares iBoxx $ Investment Grade
Corporate Bond ETF	17,700	2,011,605
Vanguard Intermediate-Term
Corporate Bond ETF[1]	24,000	1,994,400
iShares Credit Bond ETF	17,900	1,923,355
iShares High Dividend ETF	28,800	1,910,880
SPDR S&P 500 ETF Trust	11,700	1,872,117
Financial Select Sector SPDR Fund	92,200	1,796,978
SPDR Barclays High Yield Bond ETF[1]	35,000	1,382,150
GreenHaven Continuous
Commodity Index Fund*	50,900	1,311,693
RevenueShares Large Capital ETF	41,700	1,309,380
Alerian MLP ETF[1]	69,800	1,245,930
Powershares QQQ Trust Series 1	15,800	1,125,118
PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund[1]	10,500	1,078,035
Guggenheim BulletShares 2014
Corporate Bond ETF[1,3]	48,600	1,033,722
Energy Select Sector SPDR Fund	12,200	955,992
Health Care Select Sector SPDR Fund	19,100	909,351
iShares Russell 1000 Growth ETF	11,600	843,784
iShares North American Tech-Software ETF	10,300	700,194
iShares Core Total US Bond Market ETF	6,500	696,800
PowerShares S&P 500 High Quality Portfolio	31,500	562,590
Vanguard Mortgage-Backed Securities ETF	9,900	505,296
iShares US Pharmaceuticals ETF[1]	4,900	488,285
iShares Intermediate Credit Bond ETF	3,800	409,450
Guggenheim Defensive Equity ETF[1,3]	11,850	385,836
Schwab U.S. TIPs ETF	6,200	333,622
WisdomTree Managed
Futures Strategy Fund	1,300	54,431
Total United States of America		55,181,210
GLOBAL - 20.7%
iShares Global 100 ETF	57,700	3,897,058
PowerShares International
Dividend Achievers Portfolio	225,700	3,689,067
PIMCO Enhanced Short Maturity
Exchange-Traded Fund[1]	35,700	3,615,339
Pimco Total Return ETF	28,300	2,985,084
Market Vectors Agribusiness ETF	12,300	629,637
Vanguard FTSE All-World ex-US
ETF — Class U	12,200	539,484
iShares MSCI EAFE ETF	1,300	74,594
Total Global		15,430,263
EUROPEAN UNION - 1.5%
iShares MSCI EMU ETF	33,600	1,091,328
EMERGING MARKETS - 1.0%
WisdomTree Emerging Markets Equity Income Fund	15,200	733,096
Total Exchange Traded Funds
(Cost $70,678,761)		72,435,897
SHORT TERM INVESTMENTS†† - 1.5%
First American Treasury Obligations Fund	1,156,335	1,156,335
Total Short Term Investments
(Cost $1,156,335)		1,156,335

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 16.7%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	$11,195,698	11,195,698
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	1,309,477	1,309,477
Total Securities Lending Collateral
(Cost $12,505,175)		12,505,175
Total Investments - 115.9%
(Cost $84,656,201)		$86,545,087
Other Assets & Liabilities, net - (15.9)%		(11,855,366)
Total Net Assets - 100.0%		$74,689,721

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Securities lending collateral — See Note 8.
[3]	Investment in a product that pays a management fee to a party related to the advisor.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CLERMONT FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $12,142,576 of securities loaned
(cost $72,151,026)	$74,039,912
Repurchase agreements, at value
(cost $12,505,175)	12,505,175
Total investments
(cost $84,656,201)	86,545,087
Cash	51,885
Receivables:
Securities sold	883,016
Dividends	168,422
Fund shares sold	61,793
Interest	11,261
Total assets	87,721,464
Liabilities:
Payable for:
Upon return of securities loaned	12,505,175
Securities purchased	243,919
Fund shares redeemed	85,344
Management fees	52,402
Transfer agent and administrative fees	14,556
Investor service fees	14,556
Portfolio accounting fees	5,822
Miscellaneous	109,969
Total liabilities	13,031,743
Net assets	$74,689,721
Net assets consist of:
Paid in capital	$68,042,265
Undistributed net investment income	1,560,737
Accumulated net realized gain on investments	3,197,833
Net unrealized appreciation on investments	1,888,886
Net assets	$74,689,721
Capital shares outstanding	2,850,809
Net asset value per share	$26.20

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$841,664
Income from securities lending, net	40,357
Interest	20,867
Total investment income	902,888

Expenses:
Management fees	339,815
Transfer agent and administrative fees	94,393
Investor service fees	94,393
Portfolio accounting fees	37,757
Professional fees	52,865
Custodian fees	4,064
Trustees’ fees*	2,666
Line of credit fees	89
Miscellaneous	17,864
Total expenses	643,906
Net investment income	258,982

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,059,533
Net realized gain	5,059,533
Net change in unrealized appreciation (depreciation) on:
Investments	(2,591,274)
Net change in unrealized appreciation (depreciation)	(2,591,274)
Net realized and unrealized gain	2,468,259
Net increase in net assets resulting from operations	$2,727,241

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CLERMONT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$258,982	$1,173,203
Net realized gain on investments	5,059,533	5,446,808
Net change in unrealized appreciation (depreciation) on investments	(2,591,274)	1,111,898
Net increase in net assets resulting from operations	2,727,241	7,731,909

Distributions to shareholders from:
Net investment income	—	(1,203,713)
Total distributions to shareholders	—	(1,203,713)

Capital share transactions:
Proceeds from sale of shares	9,954,045	20,118,272
Distributions reinvested	—	1,203,713
Cost of shares redeemed	(14,176,536)	(27,249,917)
Net decrease from capital share transactions	(4,222,491)	(5,927,932)
Net increase (decrease) in net assets	(1,495,250)	600,264

Net assets:
Beginning of period	76,184,971	75,584,707
End of period	$74,689,721	$76,184,971
Undistributed net investment income at end of period	$1,560,737	$1,301,755

Capital share activity:
Shares sold	377,852	808,363
Shares issued from reinvestment of distributions	—	48,596
Shares redeemed	(541,061)	(1,100,577)
Net decrease in shares	(163,209)	(243,618)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CLERMONT FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.28	$23.20	$23.69	$21.73	$18.09	$26.79
Income (loss) from investment operations:
Net investment income[b]	.09	.38	.36	.44	.47	.51
Net gain (loss) on investments (realized and unrealized)	.83	2.11	(.43)	1.94	3.61	(8.60)
Total from investment operations	.92	2.49	(.07)	2.38	4.08	(8.09)
Less distributions from:
Net investment income	—	(.41)	(.42)	(.42)	(.44)	(.25)
Net realized gains	—	—	—	—	—	(.36)
Total distributions	—	(.41)	(.42)	(.42)	(.44)	(.61)
Net asset value, end of period	$26.20	$25.28	$23.20	$23.69	$21.73	$18.09

Total Return[c]	3.64%	10.79%	(0.28%)	10.99%	22.58%	(30.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,690	$76,185	$75,585	$74,048	$66,803	$47,259
Ratios to average net assets:
Net investment income	0.69%	1.54%	1.50%	1.97%	2.41%	2.19%
Total expenses[d]	1.71%	1.72%	1.75%	1.71%	1.70%	1.66%
Portfolio turnover rate	62%	46%	28%	68%	128%	149%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 15

FUND PROFILE (Unaudited)	June 30, 2013

SELECT ALLOCATION FUND

OBJECTIVE: Seeks to provide total return, consisting of capital growth and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 10, 2006

Ten Largest Holdings (% of Total Net Assets)
iShares MSCI EAFE ETF	7.7%
SPDR Dow Jones Industrial Average ETF Trust	5.0%
SPDR Barclays Short Term Corporate Bond ETF	4.5%
SPDR S&P Dividend ETF	4.4%
iShares MSCI ACWI ex US ETF	3.9%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	3.9%
iShares High Dividend ETF	3.7%
SPDR S&P MidCap 400 ETF Trust	3.6%
Energy Select Sector SPDR Fund	3.6%
iShares US Preferred Stock ETF	3.5%
Top Ten Total	43.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

Schedule of Investments (Unaudited)	June 30, 2013
Select Allocation FUND

	Shares	Value

COMMON STOCKS† - 2.8%
FINANCIALS - 2.8%
Berkshire Hathaway, Inc. — Class B*	6,145	$687,748
Total Common Stocks
(Cost $585,477)		687,748

EXCHANGE TRADED FUNDS† - 94.9%
UNITED STATES OF AMERICA - 76.4%
SPDR Dow Jones Industrial
Average ETF Trust	8,234	1,225,220
SPDR Barclays Short Term
Corporate Bond ETF	35,569	1,088,412
SPDR S&P Dividend ETF	16,291	1,080,093
PIMCO 0-5 Year High Yield
Corporate Bond Index
Exchange-Traded Fund[1]	9,117	936,042
iShares High Dividend ETF	13,613	903,223
SPDR S&P MidCap 400 ETF Trust	4,195	882,544
Energy Select Sector SPDR Fund	11,228	879,826
iShares US Preferred Stock ETF[1]	21,888	859,761
Vanguard Large-Capital ETF	11,661	856,034
iShares Core S&P 500 ETF	5,055	813,703
iShares Credit Bond ETF	7,178	771,276
Vanguard Total Stock Market ETF	7,919	654,901
Vanguard Growth ETF	8,371	654,277
iShares Floating Rate Bond ETF	12,665	640,849
SPDR S&P 500 ETF Trust	3,927	628,359
Powershares QQQ Trust Series 1	8,452	601,867
Industrial Select Sector SPDR Fund	11,682	497,303
iShares 1-3 Year Treasury Bond ETF	5,664	477,362
SPDR Barclays Short Term
High Yield Bond ETF[1]	14,103	425,629
Financial Select Sector SPDR Fund	21,365	416,404
iShares Russell 1000 Growth ETF	5,538	402,834
Vanguard Small-Capital ETF	4,233	396,674
Technology Select Sector SPDR Fund	12,276	375,523
iShares iBoxx $ High Yield
Corporate Bond ETF[1]	3,986	362,168
PowerShares DB Commodity
Index Tracking Fund	13,441	337,772
RevenueShares Large Capital ETF	9,802	307,783
Vanguard Value ETF	4,433	300,158
iShares North American
Tech-Software ETF	4,404	299,384
iShares Russell Mid-Capital ETF	2,093	271,860
SPDR Barclays High Yield Bond ETF	3,850	152,037
Market Vectors Wide Moat ETF	3,078	75,196
Total United States of America		18,574,474
GLOBAL - 14.5%
iShares MSCI EAFE ETF	32,736	1,878,391
iShares MSCI ACWI ex US ETF	23,323	949,246
PIMCO Enhanced Short Maturity
Exchange-Traded Fund	2,533	256,517
iShares Global Energy ETF	4,856	185,888
iShares MSCI Frontier 100 ETF	4,841	142,132
Guggenheim Frontier Markets ETF[3]	7,963	127,806
Total Global		3,539,980
EMERGING MARKETS - 3.4%
iShares JP Morgan USD Emerging
Markets Bond ETF	2,443	267,581
iShares Core MSCI Emerging
Markets ETF	5,397	248,586
EGShares Emerging Markets
Consumer ETF	6,307	162,784
WisdomTree Emerging Markets
SmallCap Dividend Fund	3,350	154,234
Total Emerging Markets		833,185
Canada - 0.6%
iShares MSCI Canada ETF	5,482	143,628
Total Exchange Traded Funds
(Cost $21,826,379)		23,091,267
SHORT TERM INVESTMENTS†† - 0.0%
First American Treasury
Obligations Fund	536	536
Total Short Term Investments
(Cost $536)		536

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 6.3%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	$1,368,936	1,368,936
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	160,114	160,114
Total Securities Lending Collateral
(Cost $1,529,050)		1,529,050
Total Investments - 104.0%
(Cost $23,941,442)		$25,308,601
Other Assets & Liabilities, net - (4.0)%		(964,896)
Total Net Assets - 100.0%		$24,343,705

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 8.
[2]	Securities lending collateral — See Note 8.
[3]	Investment in a product that pays a management fee to a party related to the advisor.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SELECT ALLOCATION FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $1,493,712 of securities loaned
(cost $22,412,392)	$23,779,551
Repurchase agreements, at value
(cost $1,529,050)	1,529,050
Total investments
(cost $23,941,442)	25,308,601
Receivables:
Securities sold	5,891,658
Dividends	119,727
Interest	3,035
Total assets	31,323,021
Liabilities:
Overdraft due to custodian bank	5,064,304
Payable for:
Upon return of securities loaned	1,529,050
Fund shares redeemed	193,086
Securities purchased	108,710
Management fees	20,237
Transfer agent and administrative fees	5,622
Investor service fees	5,622
Portfolio accounting fees	2,248
Miscellaneous	50,437
Total liabilities	6,979,316
Net assets	$24,343,705
Net assets consist of:
Paid in capital	$26,634,005
Undistributed net investment income	448,793
Accumulated net realized loss on investments	(4,106,252)
Net unrealized appreciation on investments	1,367,159
Net assets	$24,343,705
Capital shares outstanding	906,619
Net asset value per share	$26.85

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$301,479
Interest	15,160
Income from securities lending, net	11,225
Total investment income	327,864

Expenses:
Management fees	141,182
Transfer agent and administrative fees	39,217
Investor service fees	39,217
Portfolio accounting fees	15,687
Professional fees	23,369
Custodian fees	1,692
Trustees’ fees*	1,174
Line of credit fees	295
Miscellaneous	6,020
Total expenses	267,853
Net investment income	60,011

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,376,309
Net realized gain	4,376,309
Net change in unrealized appreciation (depreciation) on:
Investments	(2,226,941)
Net change in unrealized appreciation (depreciation)	(2,226,941)
Net realized and unrealized gain	2,149,368
Net increase in net assets resulting from operations	$2,209,379

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Select Allocation FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$60,011	$388,783
Net realized gain on investments	4,376,309	1,599,312
Net change in unrealized appreciation (depreciation) on investments	(2,226,941)	1,955,531
Net increase in net assets resulting from operations	2,209,379	3,943,626

Distributions to shareholders from:
Net investment income	—	(370,966)
Total distributions to shareholders	—	(370,966)

Capital share transactions:
Proceeds from sale of shares	1,106,829	5,033,478
Distributions reinvested	—	370,966
Cost of shares redeemed	(11,137,117)	(11,738,381)
Net decrease from capital share transactions	(10,030,288)	(6,333,937)
Net decrease in net assets	(7,820,909)	(2,761,277)

Net assets:
Beginning of period	32,164,614	34,925,891
End of period	$24,343,705	$32,164,614
Undistributed net investment income at end of period	$448,793	$388,782

Capital share activity:
Shares sold	41,696	206,887
Shares issued from reinvestment of distributions	—	15,260
Shares redeemed	(418,084)	(487,108)
Net decrease in shares	(376,388)	(264,961)

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 19

Select Allocation FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.07	$22.56	$23.93	$21.39	$16.11	$28.98
Income (loss) from investment operations:
Net investment income[b]	.05	.28	.23	.28	.31	.32
Net gain (loss) on investments
(realized and unrealized)	1.73	2.51	(1.25)	2.66	5.45	(12.56)
Total from investment operations	1.78	2.79	(1.02)	2.94	5.76	(12.24)
Less distributions from:
Net investment income	—	(.28)	(.35)	(.40)	(.48)	(.31)
Net realized gains	—	—	—	—	—	(.32)
Total distributions	—	(.28)	(.35)	(.40)	(.48)	(.63)
Net asset value, end of period	$26.85	$25.07	$22.56	$23.93	$21.39	$16.11

Total Return[c]	7.10%	12.42%	(4.21%)	13.75%	35.79%	(42.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,344	$32,165	$34,926	$42,028	$43,542	$43,391
Ratios to average net assets:
Net investment income	0.38%	1.15%	0.97%	1.31%	1.70%	1.32%
Total expenses[d]	1.71%	1.72%	1.75%	1.70%	1.71%	1.66%
Portfolio turnover rate	66%	28%	35%	61%	131%	120%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

20 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the CLS AdvisorOne Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Each Fund invests primarily in Exchange Traded Funds (“ETFs”) (“underlying funds”), acting similar to a “fund of funds”.

CLS Investments, LLC serves as investment sub-advisor (the “Sub-Advisor”) to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

the GUGGENHEIM FUNDS SEMI-annual report | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

2. Financial Instruments

The Funds invest to a significant extent in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of each Fund.

GI pays the Sub-Advisor out of the advisory fees it receives. In addition, GI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

The Board approved the use of a Distribution Plan for which GDL and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2013, this plan was not utilized.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

22 | the GUGGENHEIM FUNDS SEMI-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
Amerigo Fund	$137,181,090	$13,517,661	$—	$150,698,751
Clermont Fund	72,883,577	13,661,510	—	86,545,087
Select Allocation Fund	23,779,015	1,529,586	—	25,308,601

For the period ended June 30, 2013, there were no transfers between levels.

5. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
Amerigo Fund	$139,977,152	$12,755,029	$(2,033,430)	$10,721,599
Clermont Fund	84,686,639	3,045,883	(1,187,435)	1,858,448
Select Allocation Fund	23,942,701	1,746,319	(380,419)	1,365,900

the GUGGENHEIM FUNDS SEMI-annual report | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Amerigo Fund	$92,473,344	$98,216,429
Clermont Fund	45,947,887	50,202,139
Select Allocation Fund	20,048,109	29,898,057

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. On June 30, 2013, the Select Allocation Fund borrowed $5,067,000, under this agreement. As of the period ended June 30, 2013, the Funds did not have any other borrowings under this agreement.

The average daily balances borrowed for the period ended June 30, 2013 were as follows:

Fund	Average Daily Balance
Amerigo Fund	$21,801
Clermont Fund	14,188
Select Allocation Fund	130,923

8. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
Amerigo Fund	$8,178,392	$8,400,475
Clermont Fund	12,142,576	12,505,175
Select Allocation Fund	1,493,712	1,529,050

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$26,516,688	$26,517,012	09/06/13	$10,651,095	$10,650,030
			Federal Home Loan Bank
			0.00%
			11/15/13	16,405,935	16,400,849
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	3,101,458	3,101,492	11/26/32	3,431,025	3,165,178

24 | the GUGGENHEIM FUNDS SEMI-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500® Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

the GUGGENHEIM FUNDS SEMI-annual report | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
				Net Amount of Assets	and Liabilities
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received	Amount
Amerigo Fund	Repurchase agreements	$8,400,475	$—	$8,400,475	$—	$8,400,475	$—
	Securities lending	8,178,392	—	8,178,392	—	8,178,392	—
Total		16,578,867	—	16,578,867	—	16,578,867	—
Clermont Fund	Repurchase agreements	12,505,175	—	12,505,175	—	12,505,175	—
	Securities lending	12,142,576	—	12,142,576	—	12,142,576	—
Total		24,647,751	—	24,647,751	—	24,647,751	—
Select Allocation Fund	Repurchase agreements	1,529,050	—	1,529,050	—	1,529,050	—
	Securities lending	1,493,712	—	1,493,712	—	1,493,712	—
Total		3,022,762	—	3,022,762	—	3,022,762	—

					Gross Amounts Not Offset
					in the Statement of Assets
				Net Amount of	and Liabilities
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged	Amount
Amerigo Fund	Securities lending	$8,400,475	$—	$8,400,475	$—	$8,400,475	$—
Clermont Fund	Securities lending	12,505,175	—	12,505,175	—	12,505,175	—
Select Allocation Fund	Securities lending	1,529,050	—	1,529,050	—	1,529,050	—

[1]	Refer to note 8 for additional information regarding securities lending arrangements.

26 | the GUGGENHEIM FUNDS SEMI-annual report

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the

the GUGGENHEIM FUNDS SEMI-annual report | 27

OTHER INFORMATION (Unaudited) (continued)

Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

28 | the GUGGENHEIM FUNDS SEMI-annual report

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

the GUGGENHEIM FUNDS SEMI-annual report | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

30 | the GUGGENHEIM FUNDS SEMI-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

the GUGGENHEIM FUNDS SEMI-annual report | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, andGuggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

32 | the GUGGENHEIM FUNDS SEMI-annual report

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

The Guggenheim Funds SEMI-annual REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

34 | The Guggenheim Funds SEMI-annual REPORT

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GUGGENHEIM ALTERNATIVES FUNDS

GUGGENHEIM U.S. LONG SHORT MOMENTUM FUND

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND

(Formerly Managed Futures Strategy Fund)

GUGGENHEIM MULTI-HEDGE STRATEGIES FUND

RYDEX SPECIALTY FUND

RYDEX COMMODITIES STRATEGY FUND

RVALTS-SEMI-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
U.S. Long Short Momentum Fund	2.30%	7.05%	$1,000.00	$1,070.50	$11.81
Global Managed Futures Strategy Fund	1.71%	(1.10%)	1,000.00	989.00	8.43
Multi-Hedge Strategies Fund	2.29%	1.92%	1,000.00	1,019.20	11.46
Commodities Strategy Fund	1.56%	(6.78%)	1,000.00	932.20	7.47

Table 2. Based on hypothetical 5% return (before expenses)
U.S. Long Short Momentum Fund	2.30%	5.00%	$1,000.00	$1,013.39	$11.48
Global Managed Futures Strategy Fund	1.71%	5.00%	1,000.00	1,016.31	8.55
Multi-Hedge Strategies Fund	2.29%	5.00%	1,000.00	1,013.44	11.43
Commodities Strategy Fund	1.56%	5.00%	1,000.00	1,017.06	7.80

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which include dividends on short sales and prime broker interest expenses. Excluding these expenses, the operating expense ratio of the U.S. Long Short Momentum Fund and the Multi-Hedge Strategies Fund would be 1.71% and 1.15% respectively.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

U.S. LONG SHORT MOMENTUM FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2002

Ten Largest Holdings (% of Total Net Assets)
Gannett Company, Inc.	0.7%
Time Warner Cable, Inc.	0.7%
Cablevision Systems Corp. — Class A	0.7%
T-Mobile US, Inc.	0.6%
DreamWorks Animation SKG, Inc. — Class A	0.6%
Exelis, Inc.	0.6%
DISH Network Corp. — Class A	0.6%
CBOE Holdings, Inc.	0.6%
Charter Communications, Inc. — Class A	0.6%
United States Cellular Corp.	0.6%
Top Ten Total	6.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

COMMON STOCKS† - 65.1%

CONSUMER DISCRETIONARY - 23.3%
Gannett Company, Inc.[1]	13,179	$322,358
Time Warner Cable, Inc.[1]	2,800	314,945
Cablevision Systems Corp. — Class A1	18,711	314,720
DreamWorks Animation SKG,
Inc. — Class A*,1	11,526	295,756
DISH Network Corp. — Class A1	6,935	294,876
Charter Communications, Inc. —
Class A*,1	2,346	290,552
HomeAway, Inc.*,1	8,823	285,336
Morningstar, Inc.[1]	3,579	277,659
Harman International Industries, Inc.[1]	5,109	276,908
Thor Industries, Inc.	5,600	275,408
Harley-Davidson, Inc.	5,000	274,100
Liberty Ventures*,1	3,223	273,987
Liberty Media Corp. — Class A*,1	2,142	271,520
AMC Networks, Inc. — Class A*,1	4,145	271,124
Liberty Interactive Corp. — Class A*,1	11,738	270,091
Omnicom Group, Inc.[1]	4,292	269,838
Lamar Advertising Co. — Class A*,1	6,168	267,691
Goodyear Tire & Rubber Co.*	17,500	267,575
Clear Channel Outdoor
Holdings, Inc. — Class A*,1	35,772	266,859
Aaron’s, Inc.	9,500	266,095
Starz — Class A*,1	12,020	265,642
Interpublic Group of Companies, Inc.[1]	18,256	265,625
Gentex Corp.	11,500	265,075
Washington Post Co. — Class B1	546	264,138
Allison Transmission Holdings, Inc.	11,400	263,112
Ford Motor Co.	17,000	262,990
Sears Hometown and Outlet
Stores, Inc.*,1	6,014	262,932
John Wiley & Sons, Inc. — Class A1	6,518	261,307
Madison Square Garden Co. — Class A*,1	4,410	261,293
Cinemark Holdings, Inc.[1]	9,328	260,438
General Motors Co.*	7,800	259,818
Thomson Reuters Corp.[1,2]	7,946	258,801
Visteon Corp.*	4,100	258,792
Leggett & Platt, Inc.[1]	8,295	257,892
DSW, Inc. — Class A	3,500	257,145
Jarden Corp.*,1	5,839	255,457
TripAdvisor, Inc.*,1	4,127	251,210
Ascena Retail Group, Inc.*	12,700	221,615
NVR, Inc.*,1	237	218,514
Toll Brothers, Inc.*,1	5,644	184,164
Lear Corp.	3,000	181,380
Expedia, Inc.[1]	1,591	95,699
Groupon, Inc. — Class A*,1	11,143	94,716
Tempur Sealy International, Inc.*,1	1,789	78,537
Carter’s, Inc.	700	51,849
Tupperware Brands Corp.[1]	654	50,809
BorgWarner, Inc.*	100	8,615
Total Consumer Discretionary		11,264,963
HEALTH CARE - 11.5%
Incyte Corporation Ltd.*,1	12,650	278,299
Biogen Idec, Inc.*,1	1,266	272,442
Health Net, Inc.*,1	8,486	270,025
AmerisourceBergen Corp. — Class A	4,800	267,984
VCA Antech, Inc.*,1	10,084	263,091
Alexion Pharmaceuticals, Inc.*,1	2,840	261,962
United Therapeutics Corp.*,1	3,956	260,384
Vertex Pharmaceuticals, Inc.*,1	3,250	259,578
Brookdale Senior Living, Inc. — Class A*,1	9,794	258,953
Onyx Pharmaceuticals, Inc.*,1	2,958	256,814
Allscripts Healthcare Solutions, Inc.*,1	19,769	255,811
Medivation, Inc.*,1	5,194	255,545
BioMarin Pharmaceutical, Inc.*,1	4,566	254,737
Ariad Pharmaceuticals, Inc.*,1	14,427	252,328
Patterson Companies, Inc.[1]	6,708	252,221
Community Health Systems, Inc.[1]	5,207	244,104
LifePoint Hospitals, Inc.*,1	4,958	242,149
Regeneron Pharmaceuticals, Inc.*,1	1,038	233,425
Cardinal Health, Inc.	4,400	207,680
Myriad Genetics, Inc.*,1	7,688	206,577
Amgen, Inc.[1]	1,898	187,257
Health Management Associates, Inc. —
Class A*,1	9,296	146,133
Covance, Inc.*,1	1,441	109,718
Omnicare, Inc.[1]	1,528	72,901
Total Health Care		5,570,118
FINANCIALS - 8.8%
CBOE Holdings, Inc.[1]	6,286	293,179
E*TRADE Financial Corp.*	22,700	287,382
StanCorp Financial Group, Inc.[1]	5,747	283,959
Ares Capital Corp.[1]	15,879	273,119
St. Joe Co.*,1	12,968	272,976
Mercury General Corp.[1]	6,163	270,926
LPL Financial Holdings, Inc.[1]	7,100	268,096
Kemper Corp.[1]	7,818	267,767
Janus Capital Group, Inc.[1]	31,338	266,686
Hanover Insurance Group, Inc.[1]	5,431	265,739
Interactive Brokers Group, Inc. —
Class A1	16,490	263,345
Old Republic International Corp.[1]	20,375	262,226
Lazard Ltd. — Class A1	8,100	260,415
Forest City Enterprises, Inc. — Class A*,1	14,373	257,420
American National Insurance Co.[1]	2,510	249,670
Endurance Specialty Holdings Ltd.[1]	3,749	192,886
Total Financials		4,235,791
INDUSTRIALS - 6.5%
Exelis, Inc.	21,400	295,106
RR Donnelley & Sons Co.[1,2]	20,383	285,566
Engility Holdings, Inc.*,1	9,733	276,612
Delta Air Lines, Inc.[1]	14,392	269,275
Con-way, Inc.[1]	6,746	262,824
Landstar System, Inc.[1]	4,966	255,749
Armstrong World Industries, Inc.*,1	5,343	255,342
Copa Holdings S.A. — Class A1	1,936	253,848

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

United Continental Holdings, Inc.*,1	8,107	$253,668
Southwest Airlines Co.[1]	18,833	242,757
Masco Corp.[1]	11,945	232,808
Huntington Ingalls Industries, Inc.	3,900	220,272
Matson, Inc.	400	10,000
Total Industrials		3,113,827
CONSUMER STAPLES - 5.3%
Nu Skin Enterprises, Inc. — Class A	4,300	262,816
Flowers Foods, Inc.[1]	11,847	261,226
Bunge Ltd.[1]	3,690	261,142
Clorox Co.[1]	3,114	258,898
Ingredion, Inc.[1]	3,870	253,949
Brown-Forman Corp. — Class B1	3,738	252,502
WhiteWave Foods Co. — Class A*,1	15,294	248,528
Fresh Market, Inc.*,1	4,995	248,351
Dean Foods Co.*,1	18,298	183,346
Kroger Co.[1]	4,352	150,318
Energizer Holdings, Inc.[1]	676	67,945
Campbell Soup Co.[1]	1,446	64,766
Church & Dwight Company, Inc.[1]	903	55,724
Total Consumer Staples		2,569,511
UTILITIES - 4.1%
Hawaiian Electric Industries, Inc.[1]	10,704	270,918
UGI Corp.[1]	6,819	266,692
American Water Works Company, Inc.[1]	6,462	266,429
Aqua America, Inc.[1]	8,470	265,026
Questar Corp.[1]	11,104	264,830
AGL Resources, Inc.[1]	6,163	264,146
Atmos Energy Corp.[1]	6,351	260,772
Integrys Energy Group, Inc.[1]	1,763	103,188
Total Utilities		1,962,001
TELECOMMUNICATION SERVICES - 3.5%
T-Mobile US, Inc.[1]	12,287	304,840
United States Cellular Corp.[1]	7,838	287,576
Telephone & Data Systems, Inc.[1]	11,404	281,109
Crown Castle International Corp.*,1	3,813	276,023
SBA Communications Corp. — Class A*,1	3,572	264,757
NII Holdings, Inc.*,1	38,226	254,967
Total Telecommunication Services		1,669,272
MATERIALS - 1.1%
Sonoco Products Co.[1]	7,529	260,278
Greif, Inc. — Class A1	4,886	257,346
Total Materials		517,624
INFORMATION TECHNOLOGY - 1.0%
IAC/InterActiveCorp[1]	5,273	250,784
Zebra Technologies Corp. — Class A*,1	5,762	250,301
Total Information Technology		501,085
Total Common Stocks
(Cost $28,824,726)		31,404,192

	Face
	Amount

REPURCHASE AGREEMENT††,3 - 35.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$17,281,642	17,281,642
Total Repurchase Agreement
(Cost $17,281,642)		17,281,642
SECURITIES LENDING COLLATERAL††,4 - 0.4%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	189,532	189,532
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	22,168	22,168
Total Securities Lending Collateral
(Cost $211,700)		211,700
Total Long Investments - 101.3%
(Cost $46,318,068)		$48,897,534

	Shares
COMMON STOCKS SOLD SHORT† - (14.7)%
TELECOMMUNICATION SERVICES - (0.3)%
AT&T, Inc.	3,723	(131,794)
INDUSTRIALS - (0.7)%
CH Robinson Worldwide, Inc.	898	(50,566)
United Parcel Service, Inc. — Class B	1,549	(133,958)
FedEx Corp.	1,359	(133,970)
Total Industrials		(318,494)
CONSUMER DISCRETIONARY - (1.0)%
Dollar Tree, Inc.*	1,669	(84,852)
Dollar General Corp.*	2,596	(130,916)
Target Corp.	1,910	(131,523)
Macy’s, Inc.	2,758	(132,384)
Total Consumer Discretionary		(479,675)
HEALTH CARE - (1.6)%
Abbott Laboratories	3,562	(124,243)
Eli Lilly & Co.	2,561	(125,796)
Bristol-Myers Squibb Co.	2,847	(127,232)
Merck & Company, Inc.	2,806	(130,339)
Pfizer, Inc.	4,664	(130,639)
Johnson & Johnson	1,584	(136,002)
Total Health Care		(774,251)
INFORMATION TECHNOLOGY - (3.2)%
VMware, Inc. — Class A*	286	(19,159)
F5 Networks, Inc.*	1,501	(103,269)
Apple, Inc.	305	(120,804)
Oracle Corp.	3,955	(121,498)
Citrix Systems, Inc.*	2,139	(129,046)
Zynga, Inc. — Class A*	47,026	(130,732)

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

Microsoft Corp.	3,792	$(130,938)
Intel Corp.	5,420	(131,272)
QUALCOMM, Inc.	2,170	(132,544)
Texas Instruments, Inc.	3,812	(132,925)
Symantec Corp.	5,978	(134,325)
Cisco Systems, Inc.	5,527	(134,361)
Salesforce.com, Inc.*	3,528	(134,699)
Total Information Technology		(1,555,572)
ENERGY - (3.8)%
Helmerich & Payne, Inc.	970	(60,577)
Peabody Energy Corp.	5,096	(74,605)
Diamond Offshore Drilling, Inc.	1,228	(84,474)
Patterson-UTI Energy, Inc.	6,610	(127,936)
Occidental Petroleum Corp.	1,458	(130,097)
Chevron Corp.	1,105	(130,766)
National Oilwell Varco, Inc.	1,915	(131,944)
Halliburton Co.	3,186	(132,920)
Cameron International Corp.*	2,179	(133,268)
Exxon Mobil Corp.	1,477	(133,447)
Schlumberger Ltd.	1,869	(133,933)
Baker Hughes, Inc.	2,923	(134,838)
FMC Technologies, Inc.*	2,429	(135,247)
Oil States International, Inc.*	1,466	(135,809)
Marathon Oil Corp.	3,970	(137,283)
Total Energy		(1,817,144)
MATERIALS - (4.1)%
Monsanto Co.	227	(22,428)
Walter Energy, Inc.	8,307	(86,393)
Allied Nevada Gold Corp.*	14,894	(96,513)
Royal Gold, Inc.	2,511	(105,663)
Newmont Mining Corp.	3,979	(119,171)
Freeport-McMoRan Copper & Gold, Inc.	4,480	(123,693)
Cliffs Natural Resources, Inc.	7,633	(124,036)
Southern Copper Corp.	4,529	(125,091)
Carpenter Technology Corp.	2,804	(126,376)
Alcoa, Inc.	16,209	(126,754)
Allegheny Technologies, Inc.	4,887	(128,577)
Nucor Corp.	3,019	(130,783)
Compass Minerals International, Inc.	1,560	(131,867)
Tahoe Resources, Inc.*	9,596	(135,783)
Reliance Steel & Aluminum Co.	2,073	(135,906)
Steel Dynamics, Inc.	9,183	(136,919)
Commercial Metals Co.	9,417	(139,090)
Total Materials		(1,995,043)
Total Common Stock Sold Short
(Proceeds $7,399,967)		(7,071,973)
Total Securities Sold Short- (14.7)%
(Proceeds $7,399,967)		$(7,071,973)
Other Assets & Liabilities, net - 13.4%		6,448,717
Total Net Assets - 100.0%		$48,274,278

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2013.
[2]	All or portion of this security is on loan at June 30, 2013 — See Note 10.
[3]	Repurchase Agreement — See Note 5.
[4]	Securities lending collateral — See Note 10.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

U.S. LONG SHORT MOMENTUM FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $206,399 of securities loaned
(cost $28,824,726)	$31,404,192
Repurchase agreements, at value
(cost $17,493,342)	17,493,342
Total investments
(cost $46,318,068)	48,897,534
Segregated cash with broker	6,831,522
Cash	784
Receivables:
Dividends	14,639
Fund shares sold	898
Interest	513
Total assets	55,745,890
Liabilities:
Securities sold short, at value
(proceeds $7,399,967)	7,071,973
Payable for:
Upon return of securities loaned	211,700
Fund shares redeemed	55,015
Management fees	31,707
Transfer agent and administrative fees	8,808
Investor service fees	8,808
Portfolio accounting fees	3,523
Miscellaneous	80,078
Total liabilities	7,471,612
Net assets	$48,274,278
Net assets consist of:
Paid in capital	$62,516,156
Accumulated net investment loss	(167,259)
Accumulated net realized loss on investments	(16,982,079)
Net unrealized appreciation on investments	2,907,460
Net assets	$48,274,278
Capital shares outstanding	3,610,309
Net asset value per share	$13.37

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $589)	$267,367
Interest	2,596
Income from securities lending, net	2,009
Total investment income	271,972

Expenses:
Management fees	174,161
Transfer agent and administrative fees	48,378
Investor service fees	48,378
Portfolio accounting fees	19,351
Short sales dividend expense	83,918
Prime broker interest expense	31,103
Professional fees	26,776
Custodian fees	2,123
Trustees’ fees*	1,346
Miscellaneous	10,449
Total expenses	445,983
Net investment loss	(174,011)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,485,313
Futures contracts	(6,821)
Securities sold short	(1,450,501)
Net realized gain	1,027,991
Net change in unrealized appreciation (depreciation) on:
Investments	1,456,119
Securities sold short	363,290
Net change in unrealized appreciation (depreciation)	1,819,409
Net realized and unrealized gain	2,847,400
Net increase in net assets resulting from operations	$2,673,389

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. LONG SHORT MOMENTUM FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(174,011)	$432
Net realized gain on investments	1,027,991	2,131,725
Net change in unrealized appreciation (depreciation) on investments	1,819,409	(319,588)
Net increase in net assets resulting from operations	2,673,389	1,812,569

Capital share transactions:
Proceeds from sale of shares	13,041,727	11,318,780
Cost of shares redeemed	(6,096,780)	(14,512,612)
Net increase (decrease) from capital share transactions	6,944,947	(3,193,832)
Net increase (decrease) in net assets	9,618,336	(1,381,263)

Net assets:
Beginning of period	38,655,942	40,037,205
End of period	$48,274,278	$38,655,942
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(167,259)	$6,752

Capital share activity:
Shares sold	987,715	913,674
Shares redeemed	(471,757)	(1,166,202)
Net increase (decrease) in shares	515,958	(252,528)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

U.S. LONG SHORT MOMENTUM FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.49	$11.96	$12.80	$11.51	$9.05	$15.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	— [c]	(.03)	(.05)	(.03)	.01
Net gain (loss) on investments (realized and unrealized)	.94	.53	(.81)	1.34	2.50	(6.25)
Total from investment operations	.88	.53	(.84)	1.29	2.47	(6.24)
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Net realized gains	—	—	—	—	—	(.04)
Total distributions	—	—	—	—	(.01)	(.04)
Net asset value, end of period	$13.37	$12.49	$11.96	$12.80	$11.51	$9.05

Total Return[d]	7.05%	4.43%	(6.56%)	11.21%	27.29%	(40.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,274	$38,656	$40,037	$56,043	$68,347	$72,439
Ratios to average net assets:
Net investment income (loss)	(0.90%)	0.00%[e]	(0.26%)	(0.47%)	(0.33%)	0.05%
Total expenses[f]	2.30%	1.86%	1.76%	1.72%	1.71%	1.67%
Portfolio turnover rate	85%	203%	167%	314%	379%	463%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Less than 0.01%.
[f]	Total expenses may include interest and dividend expense. Excluding interest and dividend expense, related to short sales, operating expense ratios for the period ended June 30, 2013 and years ended December 31 would be:

06/30/13	2012	2011	2010	2009	2008
1.71%	1.73%	1.76%	1.71%	1.71%	1.67%

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
GLOBAL MANAGED FUTURES STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 38.7%
Federal Home Loan Bank[1]
0.04% due 07/01/13	$1,000,000	$1,000,000
Federal Farm Credit Bank[1]
0.03% due 07/03/13	1,000,000	999,999
Farmer Mac[1]
0.04% due 07/10/13	1,000,000	999,990
Freddie Mac[2]
0.04% due 07/15/13	500,000	499,991
Total Federal Agency Discount Notes
(Cost $3,499,980)		3,499,980

REPURCHASE AGREEMENTS††,3 - 52.5%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	1,209,919	1,209,919
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	1,179,589	1,179,589
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	1,179,588	1,179,588
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	1,179,588	1,179,588
Total Repurchase Agreements
(Cost $4,748,684)		4,748,684
Total Investments - 91.2%
(Cost $8,248,664)		$8,248,664
Other Assets & Liabilities, net - 8.8%		793,571
Total Net Assets - 100.0%		$9,042,235

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 Euro - Bund
Futures Contracts††
(Aggregate Value of
Contracts $184,185)	1	$(853)
September 2013 Euro - Bobl
Futures Contracts††
(Aggregate Value of
Contracts $977,807)	6	(3,725)
(Total Aggregate Value
of Contracts $1,161,992)		$(4,578)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Topix Index
Futures Contracts††
(Aggregate Value of
Contracts $229,573)	2	$12,229
September 2013 Nikkei 225 Index
Futures Contracts††
(Aggregate Value of
Contracts $275,828)	2	9,897
July 2013 MSCI Taiwan Stock Index
Futures Contracts
(Aggregate Value of
Contracts $167,526)	6	8,682
September 2013 SPI 200 Index
Futures Contracts††
(Aggregate Value of
Contracts $108,934)	1	(925)
September 2013 FTSE 100 Index
Futures Contracts††
(Aggregate Value of
Contracts $93,863)	1	(2,018)
September 2013 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $230,640)	2	(2,203)
September 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $290,790)	3	(2,660)
July 2013 CAC40 10 Euro Index
Futures Contracts††
(Aggregate Value of
Contracts $145,675)	3	(4,169)
July 2013 Amsterdam Index
Futures Contracts††
(Aggregate Value of
Contracts $179,213)	2	(4,363)
September 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $232,020)	4	(4,615)
September 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $319,050)	4	(5,190)
September 2013 Dow Jones Industrial Average Index
Mini Futures Contracts
(Aggregate Value of
Contracts $370,100)	5	(6,656)
September 2013 DAX Index
Futures Contracts††
(Aggregate Value of
Contracts $258,721)	1	(9,270)
(Total Aggregate Value
of Contracts $2,901,933)		$(11,261)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
GLOBAL MANAGED FUTURES STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $976,575)	6	$(22,028)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2013 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $625,280)	16	$(2,962)
August 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $113,959)	1	(3,817)
August 2013 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $143,080)	4	(7,281)
November 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $312,688)	5	(14,033)
December 2013 Cotton #2
Futures Contracts
(Aggregate Value of
Contracts $379,710)	9	(14,457)
(Total Aggregate Value of
Contracts $1,574,717)		$(42,550)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
August 2013 Gold 100 oz.
Futures Contracts
(Aggregate Value of
Contracts $246,380)	2	$39,631
September 2013 Coffee ‘C’
Futures Contracts
(Aggregate Value of
Contracts $677,813)	15	24,043
September 2013 Silver
Futures Contracts
(Aggregate Value of
Contracts $195,950)	2	22,844
September 2013 Winter Wheat
Futures Contracts
(Aggregate Value of
Contracts $378,125)	11	18,206
August 2013 LME Primary Aluminum
Futures Contracts
(Aggregate Value of
Contracts $394,875)	9	16,809
September 2013 Wheat
Futures Contracts
(Aggregate Value of
Contracts $361,213)	11	16,229
September 2013 Copper
Futures Contracts
(Aggregate Value of
Contracts $306,000)	4	13,719
August 2013 LME Nickel
Futures Contracts
(Aggregate Value of
Contracts $246,249)	3	10,313
September 2013 Corn
Futures Contracts
(Aggregate Value of
Contracts $136,813)	5	6,849
August 2013 Gas Oil
Futures Contracts
(Aggregate Value of
Contracts $87,200)	1	542
August 2013 LME Lead
Futures Contracts
(Aggregate Value of
Contracts $51,206)	1	47
August 2013 LME Zinc
Futures Contracts
(Aggregate Value of
Contracts $368,500)	8	(92)
October 2013 Sugar #11
Futures Contracts
(Aggregate Value of
Contracts $738,192)	39	(11,768)
August 2013 Live Cattle
Futures Contracts
(Aggregate Value of
Contracts $1,320,030)	27	(20,153)
(Total Aggregate Value of
Contracts $5,508,546)		$137,219

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $1,181,830)	13	$36,186
September 2013 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $1,260,750)	10	33,899
September 2013 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $1,043,900)	11	14,664
(Total Aggregate Value of
Contracts $3,486,480)		$84,749

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
GLOBAL MANAGED FUTURES STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2013 Long Gilt
Futures Contracts††
(Aggregate Value of
Contracts $851,852)	5	$21,129
September 2013 U.S. Treasury Ultra Long Bond
Futures Contracts
(Aggregate Value of
Contracts $737,344)	5	16,952
September 2013 U.S. Treasury 30 Year Bond
Futures Contracts
(Aggregate Value of
Contracts $950,688)	7	16,726
September 2013 U.S. Treasury 5 Year Note
Futures Contracts
(Aggregate Value of
Contracts $1,936,000)	16	15,231
September 2013 U.S. Treasury 10 Year Note
Futures Contracts
(Aggregate Value of
Contracts $1,138,359)	9	14,067
September 2013 Canadian Government 10 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $1,000,162)	8	11,831
September 2013 Euro - Schatz
Futures Contracts††
(Aggregate Value of
Contracts $430,953)	3	403
September 2013 Australian Government 3 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $1,298,276)	13	(4,964)
September 2013 Australian Government 10 Year Bond
Futures Contracts††
(Aggregate Value of
Contracts $1,080,975)	10	(18,532)
(Total Aggregate Value of
Contracts $9,424,609)		$72,843

		Unrealized
		Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
July 2013 Hang Seng Index
Futures Contracts††
(Aggregate Value of
Contracts $132,883)	1	(6,370)
July 2013 H-Shares Index
Futures Contracts††
(Aggregate Value of
Contracts $237,541)	4	(11,439)
(Total Aggregate Value of
Contracts $370,424)		$(17,809)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $3,499,980)	$3,499,980
Repurchase agreements, at value
(cost $4,748,684)	4,748,684
Total investments
(cost $8,248,664)	8,248,664
Segregated cash with broker	881,536
Cash	17,548
Receivables:
Variation margin	31,642
Fund shares sold	541
Interest	22
Total assets	9,179,953
Liabilities:
Foreign currency, at value	22,457
Payable for:
Fund shares redeemed	89,758
Management fees	6,125
Transfer agent and administrative fees	1,701
Investor service fees	1,701
Portfolio accounting fees	681
Miscellaneous	15,295
Total liabilities	137,718
Net assets	$9,042,235
Net assets consist of:
Paid in capital	$10,199,904
Accumulated net investment loss	(73,316)
Accumulated net realized loss on investments	(1,281,169)
Net unrealized appreciation on investments	196,816
Net assets	$9,042,235
Capital shares outstanding	503,886
Net asset value per share	$17.94

CONSOLIDATED STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$2,571
Total investment income	2,571

Expenses:
Management fees	44,163
Transfer agent and administrative fees	11,070
Investor service fees	11,070
Portfolio accounting fees	4,428
Professional fees	8,213
Custodian fees	529
Trustees’ fees*	403
Miscellaneous	320
Total expenses	80,196
Less:
Expenses waived by Advisor	(4,309)
Net expenses	75,887
Net investment loss	(73,316)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(167,221)
Foreign currency	(1,963)
Net realized loss	(169,184)
Net change in unrealized appreciation (depreciation) on:
Investments	(17)
Futures contracts	132,475
Foreign currency	283
Net change in unrealized appreciation (depreciation)	132,741
Net realized and unrealized loss	(36,443)
Net decrease in net assets resulting from operations	$(109,759)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(73,316)	$(230,263)
Net realized loss on investments	(169,184)	(1,257,412)
Net change in unrealized appreciation (depreciation) on investments	132,741	(44,367)
Net decrease in net assets resulting from operations	(109,759)	(1,532,042)

Capital share transactions:
Proceeds from sale of shares	1,250,156	5,183,917
Cost of shares redeemed	(1,417,229)	(8,863,140)
Net decrease from capital share transactions	(167,073)	(3,679,223)
Net decrease in net assets	(276,832)	(5,211,265)

Net assets:
Beginning of period	9,319,067	14,530,332
End of period	$9,042,235	$9,319,067
Accumulated net investment loss at end of period	$(73,316)	$—

Capital share activity:
Shares sold	69,290	271,589
Shares redeemed	(78,715)	(469,012)
Net decrease in shares	(9,425)	(197,423)

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b]	2008[b,c]
Per Share Data
Net asset value, beginning of period	$18.15	$20.44	$22.37	$23.19	$24.10	$25.00
Income (loss) from investment operations:
Net investment loss[d]	(.15)	(.36)	(.46)	(.43)	(.49)	(.08)
Net loss on investments (realized and unrealized)	(.06)	(1.93)	(1.47)	(.39)	(.42)	(.82)
Total from investment operations	(.21)	2.29	(1.93)	(.82)	(.91)	(.90)
Net asset value, end of period	$17.94	$18.15	$20.44	$22.37	$23.19	$24.10

Total Return[e]	(1.10%)	(11.20%)	(8.63%)	(3.54%)	(3.78%)	(3.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,042	$9,319	$14,530	$15,633	$28,633	$6,413
Ratios to average net assets:
Net investment loss	(1.66%)	(1.89%)	(2.10%)	(1.96%)	(2.08%)	(2.09%)
Total expenses	1.81%	2.05%	2.26%	2.19%	2.32%	2.21%
Net expenses[f]	1.71%	2.00%	2.15%	2.09%	2.20%	2.21%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Since commencement of operations: November 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[d]	Net investment loss per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[f]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2013

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 29, 2005

Ten Largest Holdings (% of Total Net Assets)
National Financial Partners Corp.	2.5%
BMC Software, Inc.	2.1%
Lufkin Industries, Inc.	2.0%
N.V. Energy, Inc.	1.9%
Gardner Denver, Inc.	1.9%
NYSE Euronext	1.8%
Arbitron, Inc.	1.6%
Hudson City Bancorp, Inc.	1.3%
True Religion Apparel, Inc.	1.3%
Dell, Inc.	1.1%
Top Ten Total	17.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 55.9%

FINANCIALS - 13.3%
National Financial Partners Corp.*,1	22,039	$557,807
NYSE Euronext[1]	9,847	407,666
Hudson City Bancorp, Inc.[1]	32,067	293,734
Colonial Properties Trust[1]	9,905	238,909
Virginia Commerce Bancorp, Inc.*,1	7,531	105,133
Knight Capital Group, Inc. — Class A*,1	21,442	76,976
Netspend Holdings, Inc.*,1	4,488	71,673
American Safety Insurance Holdings Ltd.*,1	2,446	70,812
StellarOne Corp.[1]	3,558	69,915
BOK Financial Corp.[1]	828	53,033
HCC Insurance Holdings, Inc.[1]	1,214	52,336
Allstate Corp.[1]	1,085	52,210
Aspen Insurance Holdings Ltd.[1]	1,379	51,147
MFA Financial, Inc.[1]	5,960	50,362
Everest Re Group Ltd.[1]	392	50,278
XL Group plc — Class A1	1,643	49,816
Hatteras Financial Corp.[1]	1,931	47,580
Axis Capital Holdings Ltd.[1]	1,024	46,879
American Capital Ltd.*,1	3,623	45,904
CapitalSource, Inc.[1]	4,776	44,799
Arch Capital Group Ltd.*,1	864	44,418
Annaly Capital Management, Inc.[1]	3,397	42,700
Ares Capital Corp.[1]	2,336	40,179
Protective Life Corp.[1]	993	38,141
Goldman Sachs Group, Inc.[1]	245	37,056
MPG Office Trust, Inc.*,1	11,437	35,913
Douglas Emmett, Inc.[1]	1,361	33,957
First Financial Holdings, Inc.[1]	1,434	30,415
Synovus Financial Corp.[1]	10,049	29,343
Macerich Co.[1]	460	28,047
Bank of America Corp.[1]	2,158	27,752
PartnerRe Ltd.[1]	294	26,625
Regions Financial Corp.[1]	2,642	25,178
Torchmark Corp.[1]	380	24,753
American Capital Agency Corp.[1]	987	22,691
SunTrust Banks, Inc.[1]	552	17,427
SLM Corp.[1]	674	15,408
Corrections Corporation of America[1]	442	14,971
Extra Space Storage, Inc.[1]	288	12,076
Wells Fargo & Co.[1]	257	10,606
Discover Financial Services[1]	202	9,623
Morgan Stanley[1]	178	4,349
Roma Financial Corp.[1]	183	3,323
National Retail Properties, Inc.[1]	31	1,066
People’s United Financial, Inc.[1]	61	909
Total Financials		3,013,895
CONSUMER DISCRETIONARY - 10.7%
Arbitron, Inc.[1]	7,832	363,837
True Religion Apparel, Inc.[1]	8,985	284,465
rue21, Inc.*,1	5,265	219,076
WMS Industries, Inc.*,1	7,428	189,489
Cooper Tire & Rubber Co.[1]	4,871	161,571
7 Days Group Holdings Ltd. ADR*,1	10,637	146,684
Ameristar Casinos, Inc.[1]	4,759	125,114
Stewart Enterprises, Inc. — Class A1	6,082	79,614
Belo Corp. — Class A1	4,860	67,797
OfficeMax, Inc.[1]	6,098	62,383
Service Corporation International[1]	2,912	52,503
Foot Locker, Inc.[1]	1,490	52,344
Comcast Corp. — Class A1	1,245	52,140
Liberty Interactive Corp. — Class A*,1	2,244	51,634
Thomson Reuters Corp.[1]	1,563	50,907
Chico’s FAS, Inc.[1]	2,906	49,576
Time Warner Cable, Inc.[1]	431	48,479
Wyndham Worldwide Corp.[1]	748	42,808
Abercrombie & Fitch Co. — Class A1	846	38,282
Macy’s, Inc.[1]	705	33,841
Dillard’s, Inc. — Class A1	392	32,132
Brinker International, Inc.[1]	809	31,900
American Eagle Outfitters, Inc.[1]	1,502	27,427
Time Warner, Inc.[1]	362	20,931
Fossil Group, Inc.*,1	190	19,629
Lear Corp.[1]	276	16,686
Whirlpool Corp.[1]	141	16,125
Penn National Gaming, Inc.*,1	282	14,907
Newell Rubbermaid, Inc.[1]	497	13,046
Hanesbrands, Inc.[1]	245	12,598
PulteGroup, Inc.*,1	472	8,954
Carter’s, Inc.[1]	104	7,703
Delphi Automotive plc[1]	110	5,576
Darden Restaurants, Inc.[1]	104	5,250
The Gap, Inc.[1]	92	3,839
DR Horton, Inc.[1]	135	2,873
Madison Square Garden Co. — Class A*,1	37	2,192
Total Consumer Discretionary		2,414,312
INFORMATION TECHNOLOGY - 9.2%
BMC Software, Inc.*,1	10,538	475,685
Dell, Inc.[1]	18,508	247,081
Intermec, Inc.*,1	19,239	189,119
ExactTarget, Inc.*,1	4,256	143,513
Keynote Systems, Inc.	3,635	71,829
AsiaInfo-Linkage, Inc.*,1	5,100	58,853
Cisco Systems, Inc.[1]	2,152	52,314
Alliance Data Systems Corp.*,1	288	52,138
Activision Blizzard, Inc.[1]	3,550	50,623
STEC, Inc.*	7,494	50,360
Western Digital Corp.[1]	809	50,231
KLA-Tencor Corp.[1]	895	49,878
Symantec Corp.[1]	1,950	43,817
Intel Corp.[1]	1,790	43,353
Fidelity National Information
Services, Inc.[1]	932	39,927
Power-One, Inc.*,1	5,673	35,854
Brocade Communications Systems, Inc.*,1	5,966	34,364
NeuStar, Inc. — Class A*,1	674	32,810
Maxim Integrated Products, Inc.[1]	1,122	31,168
AOL, Inc.[1]	828	30,205
Ebix, Inc.[1]	3,145	29,123
Computer Sciences Corp.[1]	644	28,188

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

QUALCOMM, Inc.[1]	460	$28,097
DST Systems, Inc.[1]	368	24,041
Harris Corp.[1]	423	20,833
CoreLogic, Inc.*,1	766	17,748
EMC Corp.[1]	748	17,668
LSI Corp.*,1	2,250	16,065
Xerox Corp.[1]	1,606	14,566
NVIDIA Corp.[1]	1,018	14,283
Adobe Systems, Inc.*,1	282	12,848
Market Leader, Inc.*,1	1,069	11,438
Booz Allen Hamilton Holding Corp.[1]	582	10,115
Synopsys, Inc.*,1	245	8,759
CA, Inc.[1]	300	8,589
EchoStar Corp. — Class A*,1	196	7,666
Trimble Navigation Ltd.*,1	276	7,178
Molex, Inc.[1]	184	5,399
Cadence Design Systems, Inc.*,1	276	3,996
Avago Technologies Ltd.	12	449
Total Information Technology		2,070,171
INDUSTRIALS - 5.1%
Gardner Denver, Inc.[1]	5,640	424,014
Northrop Grumman Corp.[1]	625	51,750
Trinity Industries, Inc.[1]	1,294	49,741
Carlisle Companies, Inc.[1]	785	48,913
Southwest Airlines Co.[1]	3,740	48,208
Ingersoll-Rand plc[1]	809	44,916
Union Pacific Corp.[1]	286	44,124
FedEx Corp.[1]	429	42,291
Crane Co.[1]	681	40,806
Cintas Corp.[1]	852	38,800
MRC Global, Inc.*,1	1,287	35,547
Avery Dennison Corp.[1]	815	34,849
Raytheon Co.[1]	478	31,605
Air Lease Corp. — Class A1	1,012	27,921
Terex Corp.*,1	1,044	27,457
Hertz Global Holdings, Inc.*,1	1,018	25,247
Regal-Beloit Corp.[1]	368	23,861
Oshkosh Corp.*,1	582	22,099
L-3 Communications Holdings, Inc.[1]	257	22,035
AGCO Corp.[1]	435	21,833
URS Corp.[1]	386	18,227
GATX Corp.[1]	166	7,873
Timken Co.[1]	129	7,260
CNH Global N.V.[1]	159	6,624
Equifax, Inc.[1]	98	5,775
Triumph Group, Inc.[1]	37	2,929
Delta Air Lines, Inc.[1]	49	917
Total Industrials		1,155,622
HEALTH CARE - 4.5%
Life Technologies Corp.*,1	3,338	247,045
Assisted Living Concepts, Inc. —
Class A1	10,523	125,854
Warner Chilcott plc — Class A1	5,506	109,458
Vanguard Health Systems, Inc.*	4,201	87,129
Biogen Idec, Inc.*,1	239	51,433
Cooper Companies, Inc.[1]	423	50,358
Amgen, Inc.[1]	495	48,837
Pfizer, Inc.[1]	1,392	38,990
Medtronic, Inc.[1]	723	37,213
United Therapeutics Corp.*,1	564	37,122
MEDNAX, Inc.*,1	356	32,603
Perrigo Co.[1]	180	21,780
ResMed, Inc.[1]	472	21,301
McKesson Corp.[1]	184	21,068
Merck & Company, Inc.[1]	319	14,818
Omnicare, Inc.[1]	288	13,740
Abbott Laboratories[1]	368	12,836
Universal Health Services, Inc. —
Class B1	123	8,236
Quest Diagnostics, Inc.[1]	123	7,457
Tenet Healthcare Corp.*,1	159	7,330
HCA Holdings, Inc.[1]	147	5,301
UnitedHealth Group, Inc.[1]	74	4,846
Alexion Pharmaceuticals, Inc.*,1	49	4,520
Zimmer Holdings, Inc.[1]	55	4,122
Cigna Corp.[1]	24	1,740
Agilent Technologies, Inc.[1]	24	1,026
Total Health Care		1,016,163
ENERGY - 3.9%
Lufkin Industries, Inc.[1]	5,186	458,804
ConocoPhillips[1]	846	51,183
Chevron Corp.[1]	429	50,768
Valero Energy Corp.[1]	1,159	40,298
HollyFrontier Corp.[1]	938	40,128
Hess Corp.[1]	588	39,096
Murphy Oil Corp.[1]	558	33,977
Superior Energy Services, Inc.*,1	1,245	32,295
Denbury Resources, Inc.*,1	1,784	30,899
Unit Corp.*,1	588	25,037
Marathon Petroleum Corp.[1]	337	23,947
Tesoro Corp.[1]	380	19,882
Patterson-UTI Energy, Inc.[1]	871	16,858
Helmerich & Payne, Inc.[1]	215	13,427
Phillips 66[1]	159	9,367
Golar LNG Ltd.[1]	67	2,137
Total Energy		888,103
UTILITIES - 3.8%
N.V. Energy, Inc.[1]	18,083	424,227
Westar Energy, Inc.[1]	1,637	52,320
DTE Energy Co.[1]	772	51,732
Pinnacle West Capital Corp.[1]	901	49,978
American Water Works Company, Inc.[1]	1,183	48,775
CMS Energy Corp.[1]	1,790	48,634
Atmos Energy Corp.[1]	1,183	48,573
SCANA Corp.[1]	834	40,949
Great Plains Energy, Inc.[1]	1,612	36,334
NRG Energy, Inc.[1]	1,091	29,130
Integrys Energy Group, Inc.[1]	319	18,671
UGI Corp.[1]	319	12,476
Vectren Corp.[1]	98	3,315
Total Utilities		865,114

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

MATERIALS - 2.7%
Buckeye Technologies, Inc.[1]	5,947	$220,277
Reliance Steel & Aluminum Co.[1]	797	52,251
Westlake Chemical Corp.[1]	527	50,809
LyondellBasell Industries N.V. — Class A1	766	50,755
Rock Tenn Co. — Class A1	491	49,042
CF Industries Holdings, Inc.[1]	276	47,334
Commercial Metals Co.[1]	3,182	46,998
Greif, Inc. — Class A1	705	37,132
Crown Holdings, Inc.*,1	527	21,676
Cabot Corp.[1]	484	18,111
Huntsman Corp.[1]	337	5,581
Cytec Industries, Inc.[1]	31	2,271
Packaging Corporation of America[1]	43	2,105
NewMarket Corp.	6	1,575
Total Materials		605,917
CONSUMER STAPLES - 2.6%
Smithfield Foods, Inc.*,1	6,055	198,302
JM Smucker Co.[1]	509	52,504
Coca-Cola Enterprises, Inc.[1]	1,428	50,208
CVS Caremark Corp.[1]	877	50,147
Ingredion, Inc.[1]	754	49,478
Energizer Holdings, Inc.[1]	460	46,235
General Mills, Inc.[1]	742	36,009
Nu Skin Enterprises, Inc. — Class A1	454	27,748
Dean Foods Co.*,1	2,735	27,405
Kroger Co.[1]	582	20,102
Flowers Foods, Inc.[1]	746	16,438
Molson Coors Brewing Co. — Class B1	184	8,806
Green Mountain Coffee Roasters, Inc.*,1	37	2,777
Constellation Brands, Inc. — Class A*,1	49	2,554
Total Consumer Staples		588,713
TELECOMMUNICATION SERVICES - 0.1%
Verizon Communications, Inc.[1]	319	16,059
CenturyLink, Inc.[1]	92	3,252
Total Telecommunication Services		19,311
Total Common Stocks
(Cost $11,713,839)		12,637,321
CLOSED-END FUNDS† - 13.3%
BlackRock Credit Allocation
Income Trust[1]	11,924	154,773
BlackRock Enhanced Equity
Dividend Trust[1]	20,338	154,772
Cohen & Steers REIT and Preferred
Income Fund, Inc.[1]	8,894	153,688
AllianceBernstein Income Fund[1]	20,566	153,421
Western Asset/Claymore Inflation-Linked
Opportunities & Income Fund[1,5]	12,772	151,348
Eaton Vance Enhanced Equity
Income Fund II1	11,583	133,205
Adams Express Co.[1]	11,108	132,963
Nuveen Dividend Advantage
Municipal Income Fund[1]	8,848	118,121
AllianzGI Equity & Convertible
Income Fund[1]	6,301	115,498
BlackRock Income Opportunity Trust, Inc.[1]	8,998	90,520
Western Asset/Claymore Inflation-Linked
Securities & Income Fund[1,5]	6,652	79,558
Zweig Total Return Fund, Inc.[1]	5,663	72,826
Morgan Stanley Emerging Markets
Debt Fund, Inc.[1]	6,960	70,853
Eaton Vance Risk-Managed Diversified
Equity Income Fund[1]	6,066	66,119
Tri-Continental Corp.[1]	3,664	65,659
Gabelli Dividend & Income Trust[1]	3,258	62,912
Nuveen Maryland Premium Income
Municipal Fund[1]	4,602	61,667
Advent Claymore Convertible
Securities and Income Fund II1	8,117	56,007
John Hancock Hedged Equity &
Income Fund[1]	3,230	54,555
BlackRock Global Opportunities
Equity Trust[1]	3,947	53,285
Swiss Helvetia Fund, Inc.[1]	3,979	49,021
General American Investors
Company, Inc.[1]	1,514	48,357
Western Asset Worldwide
Income Fund, Inc.[1]	3,540	46,339
Gabelli Healthcare & WellnessRx Trust[1]	4,666	45,727
First Trust Enhanced Equity
Income Fund[1]	3,413	43,038
BlackRock MuniYield Michigan
Quality Fund II, Inc.[1]	3,379	42,981
China Fund, Inc.[1]	2,040	40,759
GDL Fund[1]	3,571	40,674
Madison Covered Call & Equity
Strategy Fund[1]	5,124	40,633
Central Europe Russia and
Turkey Fund, Inc.[1]	1,203	35,873
Morgan Stanley Income Securities, Inc.[1]	1,908	32,493
Royce Value Trust, Inc.[1]	2,129	32,276
Putnam High Income Securities Fund[1]	3,922	30,984
Clough Global Allocation Fund[1]	2,036	30,886
Cohen & Steers Infrastructure Fund, Inc.[1]	1,551	29,298
Royce Micro-Capital Trust, Inc.[1]	2,549	27,555
MFS InterMarket Income Trust I1	3,310	26,877
Lazard Global Total Return and
Income Fund, Inc.[1]	1,497	24,461
Clough Global Opportunities Fund[1]	1,642	21,133
Liberty All Star Equity Fund[1]	4,016	20,883
Morgan Stanley India
Investment Fund, Inc.[1]	1,343	20,696
Nuveen New Jersey Dividend
Advantage Municipal Fund[1]	1,400	18,914
Delaware Investments National
Municipal Income Fund[1]	1,444	18,382
Ellsworth Fund Ltd.[1]	2,398	18,369
Bancroft Fund Ltd.[1]	1,037	17,971
Eaton Vance Enhanced Equity
Income Fund[1]	1,527	17,637

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Korea Equity Fund, Inc.[1]	2,154	$16,844
Morgan Stanley Asia Pacific Fund, Inc.[1]	1,037	16,260
New Ireland Fund, Inc.[1]	1,451	15,018
Liberty All Star Growth Fund, Inc.[1]	3,108	13,924
Helios Strategic Income Fund, Inc.[1]	2,176	13,274
Madison Strategic Sector Premium Fund[1]	1,144	13,259
Asia Tigers Fund, Inc.[1]	1,120	12,835
Japan Smaller Capitalization Fund, Inc.[1]	1,317	11,287
First Trust Dividend and Income Fund[1]	1,282	10,435
DWS Global High Income Fund, Inc.[1]	1,260	10,206
Nuveen Pennsylvania Dividend Advantage
Municipal Fund 2[1]	736	9,583
India Fund, Inc.[1]	396	7,591
Korea Fund, Inc.[1]	185	6,377
New Germany Fund, Inc.[1]	341	5,995
European Equity Fund, Inc.[1]	834	5,971
Templeton Dragon Fund, Inc.1	208	5,221
Greater China Fund, Inc.[1]	109	1,195
Total Closed-End Funds
(Cost $2,876,094)		2,999,242

	Face
	Amount
REPURCHASE AGREEMENTS††,2 – 10.5%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	$603,802	603,802
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	588,667	588,667
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	588,667	588,667
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	588,667	588,667
Total Repurchase Agreements
(Cost $2,369,803)		2,369,803
Total Long Investments – 79.7%
(Cost $16,959,736)		$18,006,366

	Shares
COMMON STOCKS SOLD SHORT† - (29.7)%
Telecommunication Services - (0.1)%
T-Mobile US, Inc.	1	(12)
Level 3 Communications, Inc.*	1,182	(24,917)
Total Telecommunication Services		(24,929)
ENERGY - (1.6)%
Devon Energy Corp.	18	(934)
Williams Companies, Inc.	99	(3,215)
EXCO Resources, Inc.	1,749	(13,362)
McDermott International, Inc.*	1,712	(14,004)
CONSOL Energy, Inc.	813	(22,032)
Peabody Energy Corp.	1,552	(22,721)
Alpha Natural Resources, Inc.*	4,341	(22,747)
Newfield Exploration Co.*	1,004	(23,986)
Kosmos Energy Ltd.*	2,414	(24,526)
Ultra Petroleum Corp.*	1,244	(24,656)
SM Energy Co.	419	(25,132)
Chesapeake Energy Corp.	1,238	(25,230)
Southwestern Energy Co.*	702	(25,644)
FMC Technologies, Inc.*	468	(26,058)
Dresser-Rand Group, Inc.*	443	(26,571)
Cobalt International Energy, Inc.*	1,010	(26,836)
Range Resources Corp.	351	(27,139)
Total Energy		(354,793)
MATERIALS - (1.6)%
Allied Nevada Gold Corp.*	1,250	(8,100)
Royal Gold, Inc.	197	(8,290)
Southern Copper Corp.	388	(10,717)
Dow Chemical Co.	474	(15,249)
Sealed Air Corp.	763	(18,274)
Walter Energy, Inc.	1,915	(19,916)
Silgan Holdings, Inc.	450	(21,132)
Praxair, Inc.	191	(21,996)
Alcoa, Inc.	2,851	(22,295)
Tahoe Resources, Inc.*	1,681	(23,786)
Celanese Corp. — Class A	548	(24,550)
MeadWestvaco Corp.	727	(24,798)
Albemarle Corp.	400	(24,916)
Aptargroup, Inc.	456	(25,176)
Sigma-Aldrich Corp.	314	(25,233)
Compass Minerals International, Inc.	302	(25,528)
EI du Pont de Nemours & Co.	493	(25,882)
Scotts Miracle-Gro Co. — Class A	542	(26,184)
Total Materials		(372,022)
CONSUMER STAPLES - (1.9)%
Church & Dwight Company, Inc.	12	(741)
Philip Morris International, Inc.	123	(10,654)
Altria Group, Inc.	456	(15,956)
Colgate-Palmolive Co.	312	(17,874)
Mead Johnson Nutrition Co. — Class A	234	(18,540)
Campbell Soup Co.	437	(19,573)
Mondelez International, Inc. — Class A	696	(19,857)
Brown-Forman Corp. — Class B	305	(20,603)
Avon Products, Inc.	1,133	(23,827)
Estee Lauder Companies, Inc. — Class A	369	(24,269)
Whole Foods Market, Inc.	474	(24,402)
Fresh Market, Inc.*	499	(24,810)
Hillshire Brands Co.	757	(25,042)
Coca-Cola Co.	628	(25,189)
Sysco Corp.	751	(25,654)
PepsiCo, Inc.	314	(25,682)
Bunge Ltd.	363	(25,690)
Kellogg Co.	400	(25,692)
ConAgra Foods, Inc.	739	(25,813)
Monster Beverage Corp.*	437	(26,556)
Total Consumer Staples		(426,424)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

UTILITIES - (1.9)%
PG&E Corp.	349	$(15,960)
TECO Energy, Inc.	1,170	(20,112)
FirstEnergy Corp.	573	(21,396)
Aqua America, Inc.	708	(22,153)
Exelon Corp.	727	(22,450)
Ameren Corp.	684	(23,557)
Duke Energy Corp.	351	(23,693)
Hawaiian Electric Industries, Inc.	948	(23,994)
ONEOK, Inc.	585	(24,166)
AES Corp.	2,110	(25,299)
Calpine Corp.*	1,195	(25,370)
Questar Corp.	1,071	(25,543)
CenterPoint Energy, Inc.	1,090	(25,604)
Southern Co.	585	(25,816)
Pepco Holdings, Inc.	1,281	(25,825)
Dominion Resources, Inc.	460	(26,137)
ITC Holdings Corp.	289	(26,386)
MDU Resources Group, Inc.	1,039	(26,920)
Total Utilities		(430,381)
HEALTH CARE - (2.4)%
IDEXX Laboratories, Inc.*	12	(1,077)
Bruker Corp.*	179	(2,891)
Gilead Sciences, Inc.*	74	(3,790)
Varian Medical Systems, Inc.*	86	(5,801)
Alere, Inc.*	622	(15,239)
Johnson & Johnson	265	(22,753)
Onyx Pharmaceuticals, Inc.*	271	(23,528)
Hologic, Inc.*	1,225	(23,643)
BioMarin Pharmaceutical, Inc.*	425	(23,711)
Humana, Inc.	283	(23,880)
Incyte Corporation Ltd.*	1,121	(24,662)
Endo Health Solutions, Inc.*	671	(24,686)
Medivation, Inc.*	511	(25,141)
Ariad Pharmaceuticals, Inc.*	1,441	(25,203)
Boston Scientific Corp.*	2,740	(25,400)
Thoratec Corp.*	813	(25,455)
Vertex Pharmaceuticals, Inc.*	320	(25,558)
Allscripts Healthcare Solutions, Inc.*	1,977	(25,582)
Salix Pharmaceuticals Ltd.*	388	(25,666)
Forest Laboratories, Inc.*	634	(25,994)
Techne Corp.	388	(26,803)
Health Net, Inc.*	844	(26,856)
Actavis, Inc.*	779	(98,325)
Total Health Care		(551,644)
CONSUMER DISCRETIONARY - (3.2)%
Hyatt Hotels Corp. — Class A*	62	(2,502)
DeVry, Inc.	92	(2,854)
Dollar Tree, Inc.*	62	(3,152)
Yum! Brands, Inc.	55	(3,814)
McDonald’s Corp.	43	(4,257)
Garmin Ltd.	123	(4,448)
Best Buy Company, Inc.	209	(5,712)
Nordstrom, Inc.	105	(6,294)
NIKE, Inc. — Class B	99	(6,304)
Choice Hotels International, Inc.	172	(6,827)
Guess?, Inc.	246	(7,633)
Wynn Resorts Ltd.	62	(7,936)
Gentex Corp.	369	(8,505)
International Game Technology	591	(9,876)
Wendy’s Co.	1,767	(10,302)
Interpublic Group of Companies, Inc.	751	(10,927)
Chipotle Mexican Grill, Inc. — Class A*	31	(11,295)
DSW, Inc. — Class A	185	(13,592)
Coach, Inc.	265	(15,129)
Apollo Group, Inc. — Class A*	1,053	(18,659)
Marriott International, Inc. — Class A	478	(19,297)
Netflix, Inc.*	92	(19,420)
Groupon, Inc. — Class A*	2,383	(20,256)
Starbucks Corp.	339	(22,201)
Harman International Industries, Inc.	437	(23,685)
Las Vegas Sands Corp.	462	(24,454)
Advance Auto Parts, Inc.	308	(25,000)
Tiffany & Co.	345	(25,130)
L Brands, Inc.	511	(25,167)
Family Dollar Stores, Inc.	406	(25,298)
Amazon.com, Inc.*	92	(25,547)
JC Penney Company, Inc.*	1,496	(25,552)
Staples, Inc.	1,626	(25,788)
CarMax, Inc.*	560	(25,850)
Tempur Sealy International, Inc.*	591	(25,945)
Clear Channel Outdoor
Holdings, Inc. — Class A*	3,534	(26,364)
Morningstar, Inc.	345	(26,765)
Ulta Salon Cosmetics & Fragrance, Inc.*	271	(27,143)
DreamWorks Animation
SKG, Inc. — Class A*	1,139	(29,227)
Cablevision Systems Corp. — Class A	1,749	(29,418)
Office Depot, Inc.*	16,374	(63,367)
Total Consumer Discretionary		(720,892)
INFORMATION TECHNOLOGY - (3.4)%
Red Hat, Inc.*	25	(1,196)
MICROS Systems, Inc.*	74	(3,193)
Rovi Corp.*	148	(3,380)
Lender Processing Services, Inc.	123	(3,979)
Marvell Technology Group Ltd.	351	(4,110)
Cognizant Technology Solutions
Corp. — Class A*	74	(4,633)
Western Union Co.	277	(4,739)
Trulia, Inc.*	166	(5,161)
Microchip Technology, Inc.	172	(6,407)
Linear Technology Corp.	191	(7,036)
Citrix Systems, Inc.*	123	(7,421)
Broadridge Financial Solutions, Inc.	316	(8,399)
Zynga, Inc. — Class A*	3,572	(9,930)
Fortinet, Inc.*	763	(13,353)
FactSet Research Systems, Inc.	136	(13,864)
Rackspace Hosting, Inc.*	419	(15,876)
Teradata Corp.*	320	(16,074)
Global Payments, Inc.	369	(17,092)
Automatic Data Processing, Inc.	277	(19,074)
NetApp, Inc.	531	(20,061)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Riverbed Technology, Inc.*	1,447	$(22,515)
Paychex, Inc.	628	(22,935)
Polycom, Inc.*	2,266	(23,884)
Juniper Networks, Inc.*	1,275	(24,620)
VMware, Inc. — Class A*	369	(24,719)
Atmel Corp.*	3,368	(24,755)
Altera Corp.	751	(24,775)
Ingram Micro, Inc. — Class A*	1,324	(25,143)
Solera Holdings, Inc.	456	(25,376)
Cypress Semiconductor Corp.	2,377	(25,505)
AVX Corp.	2,174	(25,545)
Informatica Corp.*	733	(25,640)
NCR Corp.*	782	(25,798)
ON Semiconductor Corp.*	3,202	(25,872)
Visa, Inc. — Class A	142	(25,951)
Hewlett-Packard Co.	1,053	(26,114)
Salesforce.com, Inc.*	690	(26,344)
JDS Uniphase Corp.*	1,835	(26,387)
Advanced Micro Devices, Inc.*	6,613	(26,981)
Diebold, Inc.	807	(27,188)
PMC - Sierra, Inc.*	4,310	(27,369)
Facebook, Inc. — Class A*	1,102	(27,396)
VeriFone Systems, Inc.*	1,650	(27,736)
Total Information Technology		(773,526)
INDUSTRIALS - (3.5)%
Stericycle, Inc.*	12	(1,325)
MSC Industrial Direct Company,
Inc. — Class A	18	(1,394)
United Parcel Service, Inc. — Class B	25	(2,162)
Armstrong World Industries, Inc.*	74	(3,536)
Nordson Corp.	62	(4,297)
Lockheed Martin Corp.	43	(4,664)
GrafTech International Ltd.*	665	(4,841)
IHS, Inc. — Class A*	86	(8,977)
Fluor Corp.	154	(9,134)
Chicago Bridge & Iron Company N.V.	166	(9,904)
Emerson Electric Co.	185	(10,090)
Copart, Inc.*	400	(12,320)
Joy Global, Inc.	259	(12,569)
J.B. Hunt Transport Services, Inc.	179	(12,931)
CH Robinson Worldwide, Inc.	283	(15,936)
Tyco International Ltd.	530	(17,464)
Iron Mountain, Inc.	690	(18,361)
Cummins, Inc.	172	(18,655)
Clean Harbors, Inc.*	388	(19,606)
CSX Corp.	856	(19,851)
Fastenal Co.	450	(20,633)
Deere & Co.	283	(22,994)
Navistar International Corp.*	837	(23,235)
SPX Corp.	339	(24,401)
General Cable Corp.	794	(24,415)
Matson, Inc.	979	(24,475)
KBR, Inc.	763	(24,797)
United Continental Holdings, Inc.*	794	(24,844)
Pentair Ltd.	431	(24,864)
Landstar System, Inc.	485	(24,978)
Stanley Black & Decker, Inc.	326	(25,200)
Pall Corp.	382	(25,376)
Donaldson Company, Inc.	714	(25,461)
WW Grainger, Inc.	101	(25,470)
3M Co.	234	(25,588)
Expeditors International of
Washington, Inc.	677	(25,733)
United Technologies Corp.	277	(25,744)
Graco, Inc.	412	(26,043)
General Dynamics Corp.	333	(26,084)
Harsco Corp.	1,133	(26,274)
Precision Castparts Corp.	117	(26,443)
Rollins, Inc.	1,047	(27,116)
UTI Worldwide, Inc.	1,679	(27,653)
Total Industrials		(785,838)
FINANCIALS - (10.1)%
New York Community Bancorp, Inc.	74	(1,036)
BioMed Realty Trust, Inc.	74	(1,497)
Weyerhaeuser Co.	99	(2,821)
Investors Bancorp, Inc.	164	(3,457)
Franklin Resources, Inc.	37	(5,033)
T. Rowe Price Group, Inc.	80	(5,852)
Kilroy Realty Corp.	148	(7,845)
SEI Investments Co.	283	(8,046)
UDR, Inc.	357	(9,100)
Plum Creek Timber Company, Inc.	228	(10,641)
U.S. Bancorp	314	(11,351)
CNA Financial Corp.	369	(12,037)
BB&T Corp.	363	(12,298)
TFS Financial Corp.*	1,178	(13,194)
BRE Properties, Inc.	265	(13,255)
MetLife, Inc.	320	(14,643)
Washington Federal, Inc.	831	(15,689)
Lazard Ltd. — Class A	499	(16,043)
CIT Group, Inc.*	363	(16,927)
Invesco Ltd.	616	(19,589)
Realty Income Corp.	517	(21,673)
Hartford Financial Services Group, Inc.	702	(21,706)
Duke Realty Corp.	1,484	(23,136)
Mack-Cali Realty Corp.	948	(23,217)
Aon plc	363	(23,359)
Alexandria Real Estate Equities, Inc.	357	(23,462)
Howard Hughes Corp.*	215	(24,099)
Valley National Bancorp	2,562	(24,262)
American Campus Communities, Inc.	597	(24,274)
American Tower Corp. — Class A	333	(24,366)
Legg Mason, Inc.	794	(24,622)
Boston Properties, Inc.	234	(24,680)
White Mountains Insurance Group Ltd.	43	(24,722)
First Citizens BancShares, Inc. — Class A	129	(24,774)
Forest City Enterprises, Inc. — Class A*	1,392	(24,931)
SL Green Realty Corp.	283	(24,958)
Vornado Realty Trust	302	(25,020)
MSCI, Inc. — Class A*	757	(25,185)
Piedmont Office Realty Trust, Inc. —
Class A	1,435	(25,658)
AvalonBay Communities, Inc.	191	(25,768)
Brown & Brown, Inc.	803	(25,889)

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Loews Corp.	585	$(25,974)
ProAssurance Corp.	499	(26,028)
Marsh & McLennan Companies, Inc.	653	(26,068)
Commerce Bancshares, Inc.	603	(26,267)
Bank of Hawaii Corp.	523	(26,317)
Interactive Brokers Group, Inc. — Class A	1,657	(26,462)
Prudential Financial, Inc.	363	(26,510)
First Horizon National Corp.	2,371	(26,555)
Progressive Corp.	1,047	(26,615)
CME Group, Inc. — Class A	351	(26,669)
American Express Co.	357	(26,689)
Mercury General Corp.	610	(26,816)
TD Ameritrade Holding Corp.	1,108	(26,913)
City National Corp.	425	(26,932)
BankUnited, Inc.	1,041	(27,076)
Cullen/Frost Bankers, Inc.	406	(27,109)
Charles Schwab Corp.	1,318	(27,981)
SVB Financial Group*	339	(28,245)
E*TRADE Financial Corp.*	2,278	(28,839)
SCBT Financial Corp.	627	(31,595)
Union First Market Bankshares Corp.	3,618	(74,495)
United Bankshares, Inc.	4,098	(108,392)
Mid-America Apartment Communities, Inc.	3,626	(245,734)
IntercontinentalExchange, Inc.*	1,677	(298,104)
M&T Bank Corp.	2,695	(301,166)
Total Financials		(2,279,666)
Total Common Stock Sold Short
(Proceeds $6,379,510)		(6,720,115)
EXCHANGE TRADED FUNDS SOLD SHORT† - (13.5)%
iShares MSCI EAFE ETF	5	(287)
iShares MSCI Emerging Markets ETF	24	(926)
iShares MSCI Austria Capped ETF	174	(2,826)
iShares MSCI Australia ETF	128	(2,890)
iShares MSCI South Africa ETF	54	(3,156)
iShares MSCI France ETF	148	(3,450)
iShares MSCI Thailand Capped ETF	50	(3,922)
iShares MSCI Sweden ETF	142	(4,233)
iShares MSCI Italy Capped ETF	384	(4,535)
iShares MSCI Spain Capped ETF	175	(4,846)
iShares MSCI Mexico Capped ETF	106	(6,911)
iShares MSCI Belgium Capped ETF	592	(8,063)
iShares MSCI Germany ETF	329	(8,126)
iShares MSCI Singapore ETF	659	(8,429)
iShares MSCI Chile Capped ETF	157	(8,445)
iShares JP Morgan USD Emerging
Markets Bond ETF	82	(8,981)
iShares MSCI Turkey ETF	160	(9,469)
Market Vectors Gold Miners ETF	390	(9,520)
iShares MSCI Malaysia ETF	669	(10,403)
iShares MSCI Brazil Capped ETF	243	(10,658)
iShares MSCI Netherlands ETF	612	(12,730)
iShares MSCI Hong Kong ETF	711	(13,018)
iShares MSCI United Kingdom ETF	867	(15,311)
iShares China Large-Capital ETF	577	(18,764)
iShares MSCI Taiwan ETF	1,468	(19,524)
iShares MSCI Canada ETF	760	(19,912)
iShares MSCI South Korea Capped ETF	430	(22,876)
iShares MSCI Japan ETF	2,049	(22,990)
Market Vectors Russia ETF	998	(25,110)
iPath MSCI India Index ETN	564	(30,185)
iShares MSCI Switzerland Capped ETF	1,560	(44,694)
Powershares QQQ Trust Series 1	722	(51,414)
iShares 20+ Year Treasury Bond ETF	529	(58,423)
iShares 7-10 Year Treasury Bond ETF	586	(60,065)
iShares iBoxx $ Investment Grade
Corporate Bond ETF	597	(67,849)
PowerShares Insured National
Municipal Bond Portfolio	3,039	(72,662)
iShares Agency Bond ETF	676	(74,833)
iShares TIPS Bond ETF	825	(92,408)
iShares US Real Estate ETF	1,605	(106,556)
iShares MBS ETF	1,031	(108,492)
iShares Russell 1000 Value ETF	1,313	(110,016)
iShares 3-7 Year Treasury Bond ETF	963	(116,273)
iShares Russell 2000 ETF	1,250	(121,450)
iShares Core Total US Bond Market ETF	1,296	(138,931)
PowerShares Emerging Markets
Sovereign Debt Portfolio	5,623	(153,565)
SPDR Barclays High Yield Bond ETF	6,502	(256,764)
SPDR Nuveen Barclays Municipal
Bond ETF	12,370	(282,407)
SPDR S&P 500 ETF Trust	5,045	(807,250)
Total Exchange Traded Funds Sold Short
(Proceeds $3,085,477)		(3,044,548)
Total Securities Sold Short - (43.2)%
(Proceeds $9,464,987)		$(9,764,663)
Other Assets & Liabilities, net - 63.5%		14,349,204
Total Net Assets - 100.0%		$22,590,907

		Unrealized
	Contracts	Gain (Loss)
COMMODITY FUTURES CONTRACTS PURCHASED†
November 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $1,079,000)	52	$107,196
September 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $1,171,125)	18	38,376
December 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $1,224,990)	13	30,976
October 2013 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $1,031,100)	30	2,653
December 2013 Cotton #2
Futures Contracts
(Aggregate Value of
Contracts $168,760)	4	(6,351)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

		Unrealized
	Contracts	Gain (Loss)

December 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $1,092,000)	52	$(14,652)
October 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $854,700)	42	(17,111)
December 2013 Corn
Futures Contracts
(Aggregate Value of
Contracts $996,938)	39	(32,492)
April 2014 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $683,100)	18	(56,673)
October 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $1,085,238)	10	(67,475)
(Total Aggregate Value of
Contracts $9,386,951)		$(15,553)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
December 2013 Natural Gas
Futures Contracts
(Aggregate Value of
Contracts $841,720)	22	$89,138
August 2013 Gold 100 oz.
Futures Contracts
(Aggregate Value of
Contracts $492,760)	4	58,348
September 2013 Coffee ‘C’
Futures Contracts
(Aggregate Value of
Contracts $316,313)	7	37,966
March 2014 Corn
Futures Contracts
(Aggregate Value of
Contracts $990,850)	38	32,063
September 2013 Gasoline RBOB
Futures Contracts
(Aggregate Value of
Contracts $1,019,277)	9	31,081
July 2013 LME Nickel
Futures Contracts
(Aggregate Value of
Contracts $327,732)	4	25,444
October 2013 Live Cattle
Futures Contracts
(Aggregate Value of
Contracts $453,420)	9	25,289
August 2013 Soybean Oil
Futures Contracts
(Aggregate Value of
Contracts $528,732)	19	17,642
September 2013 LME Primary Aluminum
Futures Contracts
(Aggregate Value of
Contracts $353,900)	8	17,328
August 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $1,060,080)	56	11,014
December 2013 Wheat
Futures Contracts
(Aggregate Value of
Contracts $201,300)	6	10,981
September 2013 WTI Crude
Futures Contracts
(Aggregate Value of
Contracts $1,059,850)	11	7,821
March 2014 Sugar #11
Futures Contracts
(Aggregate Value of
Contracts $119,011)	6	6,900
September 2013 Silver
Futures Contracts
(Aggregate Value of
Contracts $293,925)	3	6,291
July 2013 LME Zinc
Futures Contracts
(Aggregate Value of
Contracts $182,800)	4	3,921
September 2013 Copper
Futures Contracts
(Aggregate Value of
Contracts $382,500)	5	2,294
December 2013 Cocoa
Futures Contracts
(Aggregate Value of
Contracts $86,800)	4	1,911
September 2013 LME Lead
Futures Contracts
(Aggregate Value of
Contracts $205,025)	4	(1,189)
February 2014 Lean Hogs
Futures Contracts
(Aggregate Value of
Contracts $1,039,120)	31	(5,400)
November 2013 Soybean
Futures Contracts
(Aggregate Value of
Contracts $1,000,600)	16	(30,054)
September 2013 CBOE VIX Index
Futures Contracts
(Aggregate Value of
Contracts $1,066,500)	54	(104,839)
(Total Aggregate Value of
Contracts $12,022,215)		$243,950

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
MULTI-HEDGE STRATEGIES FUND

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International
September 2013 Goldman Sachs
Multi-Hedge Strategies L Index Swap,
Terminating 09/18/13[3]
(Notional Value $2,154,905)	21,004	$35,074
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
September 2013 Goldman Sachs
Multi-Hedge Strategies S Index Swap,
Terminating 09/18/13[4]
(Notional Value $500,346)	5,081	$10,783

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2013.
[2]	Repurchase Agreements — See Note 5.
[3]	Total return based on Goldman Sachs Multi-Hedge Strategies L Index +/- financing at a variable rate.
[4]	Total return based on Goldman Sachs Multi-Hedge Strategies S Index +/- financing at a variable rate.
[5]	Investment in a product that pays a management fee to a party related to the advisor.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $14,589,933)	$15,636,563
Repurchase agreements, at value
(cost $2,369,803)	2,369,803
Total investments
(cost $16,959,736)	18,006,366
Segregated cash with broker	14,040,895
Cash	249,410
Unrealized appreciation on swap agreements	45,857
Receivable for swap settlement	9,172
Receivables:
Fund shares sold	179,412
Securities sold	131,517
Dividends	17,505
Interest	57
Total assets	32,680,191
Liabilities:
Securities sold short, at value
(proceeds $9,464,987)	9,764,663
Payable for:
Securities purchased	262,584
Management fees	19,333
Fund shares redeemed	11,386
Variation margin	8,700
Miscellaneous	22,618
Total liabilities	10,089,284
Net assets	$22,590,907
Net assets consist of:
Paid in capital	$31,639,673
Accumulated net investment loss	(365,712)
Accumulated net realized loss on investments	(9,704,262)
Net unrealized appreciation on investments	1,021,208
Net assets	$22,590,907
Capital shares outstanding	990,355
Net asset value per share	$22.81

CONSOLIDATED STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $288)	$201,735
Interest	1,707
Income from securities lending, net	62
Total investment income	203,504

Expenses:
Management fees	131,977
Short sales dividend expense	86,246
Prime broker interest expense	37,678
Professional fees	14,444
Trustees’ fees*	728
Custodian fees	30
Miscellaneous	(14,818)
Total expenses	256,285
Less:
Expenses waived by Advisor	(7,027)
Net expenses	249,258
Net investment loss	(45,754)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,737,547
Swap agreements	(4,429)
Futures contracts	166,560
Securities sold short	(1,553,849)
Options purchased	(760)
Net realized gain	345,069
Net change in unrealized appreciation (depreciation) on:
Investments	(187,349)
Securities sold short	205,866
Swap agreements	45,857
Futures contracts	56,001
Options purchased	310
Net change in unrealized appreciation (depreciation)	120,685
Net realized and unrealized gain	465,754
Net increase in net assets resulting from operations	$420,000

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(45,754)	$(276,763)
Net realized gain (loss) on investments	345,069	(172,528)
Net change in unrealized appreciation (depreciation) on investments	120,685	809,455
Net increase in net assets resulting from operations	420,000	360,164

Distributions to shareholders from:
Net investment income	—	(129,137)
Total distributions to shareholders	—	(129,137)

Capital share transactions:
Proceeds from sale of shares	5,417,712	17,824,650
Value of proceeds from merger	—	4,378,044
Distributions reinvested	—	129,137
Cost of shares redeemed	(5,621,597)	(18,796,037)
Net increase (decrease) from capital share transactions	(203,885)	3,535,794
Net increase in net assets	216,115	3,766,821

Net assets:
Beginning of period	22,374,792	18,607,971
End of period	$22,590,907	$22,374,792
Accumulated net investment loss at end of period	$(365,712)	$(319,958)

Capital share activity:
Shares sold	239,315	990,880 †
Shares issued from reinvestment of distributions	—	5,807
Shares redeemed	(248,602)	(842,713)
Net increase (decrease) in shares	(9,287)	153,974

†	Includes 196,061 shares issued in connection with Fund merger.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

MULTI-HEDGE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b]	2008
Per Share Data
Net asset value, beginning of period	$22.38	$22.00	$21.30	$20.06	$20.97	$25.95
Income (loss) from investment operations:
Net investment income (loss)[c]	(.05)	(.31)	(.21)	(.37)	(.19)	.16
Net gain (loss) on investments (realized and unrealized)	.48	.82	.91	1.61	(.50)	(5.02)
Total from investment operations	.43	.51	.70	1.24	(.69)	(4.86)
Less distributions from:
Net investment income	—	(.13)	—	—	(.22)	(.12)
Total distributions	—	(.13)	—	—	(.22)	(.12)
Net asset value, end of period	$22.81	$22.38	$22.00	$21.30	$20.06	$20.97

Total Return[d]	1.92%	2.23%	3.38%	6.18%	(3.28%)	(18.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,591	$22,375	$18,608	$17,637	$25,563	$33,022
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(1.37%)	(0.96%)	(1.83%)	(0.95%)	0.67%
Total expenses[e]	2.36%	2.16%	2.55%	3.39%	1.87%	1.81%
Net expenses[f]	2.29%	2.08%	2.44%	3.26%	1.84%	1.81%
Portfolio turnover rate	156%	461%	397%	845%	1,074%	1,447%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and may include interest and dividend expense. Excluding interest and dividend expense, related to short sales, operating expense ratios for the period ended June 30, 2013 and years ended December 31 would be:

06/30/13	2012	2011	2010	2009	2008
1.15%	1.15%	1.17%	1.17%	1.15%	1.15%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P GSCI™ Commodity Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as commodity-linked futures contracts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
COMMODITIES STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 39.9%
Federal Farm Credit Bank[1]
0.03% due 07/03/13	$1,000,000	$999,998
Federal Home Loan Bank[1]
0.03% due 07/03/13	500,000	499,999
Freddie Mac[2]
0.05% due 07/15/13	400,000	399,993
Fannie Mae[2]
0.05% due 07/25/13	400,000	399,987
Total Federal Agency Discount Notes
(Cost $2,299,977)		2,299,977
REPURCHASE AGREEMENTS††,3 - 54.3%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	798,543	798,543
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	778,527	778,527
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	778,526	778,526
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	778,526	778,526
Total Repurchase Agreements
(Cost $3,134,122)		3,134,122
Total Investments - 94.2%
(Cost $5,434,099)		$5,434,099
Other Assets & Liabilities, net - 5.8%		335,647
Total Net Assets - 100.0%		$5,769,746

		Unrealized
	Contracts	Loss

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2013 Goldman Sachs
Commodity Index Futures Contracts
(Aggregate Value of
Contracts $3,042,500)	20	$(21,812)
July 2013 Goldman Sachs Commodity Index
Futures Contracts
(Aggregate Value of
Contracts $2,748,600)	18	(45,781)
(Total Aggregate Value of
Contracts $5,791,100)		$(67,593)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF
ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $2,299,977)	$2,299,977
Repurchase agreements, at value
(cost $3,134,122)	3,134,122
Total investments
(cost $5,434,099)	5,434,099
Segregated cash with broker	399,000
Receivables:
Fund shares sold	23
Interest	14
Total assets	5,833,136
Liabilities:
Payable for:
Variation margin	38,974
Management fees	3,380
Fund shares redeemed	2,224
Transfer agent and administrative fees	1,127
Investor service fees	1,127
Portfolio accounting fees	450
Miscellaneous	16,108
Total liabilities	63,390
Net assets	$5,769,746
Net assets consist of:
Paid in capital	$24,976,918
Accumulated net investment loss	(1,786,114)
Accumulated net realized loss on investments	(17,353,465)
Net unrealized depreciation on investments	(67,593)
Net assets	$5,769,746
Capital shares outstanding	552,094
Net asset value per share	$10.45

CONSOLIDATED STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$2,501
Total investment income	2,501

Expenses:
Management fees	29,842
Transfer agent and administrative fees	8,610
Investor service fees	8,610
Portfolio accounting fees	3,444
Professional fees	6,662
Custodian fees	358
Trustees’ fees*	324
Miscellaneous	40
Total expenses	57,890
Less:
Expenses waived by Advisor	(4,013)
Net expenses	53,877
Net investment loss	(51,376)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(258,853)
Net realized loss	(258,853)
Net change in unrealized appreciation (depreciation) on:
Investments	(400)
Futures contracts	(203,708)
Net change in unrealized appreciation (depreciation)	(204,108)
Net realized and unrealized loss	(462,961)
Net decrease in net assets resulting from operations	$(514,337)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(51,376)	$(140,900)
Net realized loss on investments	(258,853)	(285,427)
Net change in unrealized appreciation (depreciation) on investments	(204,108)	228,487
Net decrease in net assets resulting from operations	(514,337)	(197,840)

Capital share transactions:
Proceeds from sale of shares	19,582,421	43,525,171
Cost of shares redeemed	(20,935,840)	(46,442,259)
Net decrease from capital share transactions	(1,353,419)	(2,917,088)
Net decrease in net assets	(1,867,756)	(3,114,928)

Net assets:
Beginning of period	7,637,502	10,752,430
End of period	$5,769,746	$7,637,502
Accumulated net investment loss at end of period	$(1,786,114)	$(1,734,738)

Capital share activity:
Shares sold	1,766,133	3,753,345
Shares redeemed	(1,895,267)	(4,018,021)
Net decrease in shares	(129,134)	(264,676)

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a,b]	2012[b]	2011[b]	2010[b]	2009[b]	2008
Per Share Data
Net asset value, beginning of period	$11.21	$11.37	$13.59	$12.58	$11.47	$23.78
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.17)	(.22)	(.17)	(.13)	.15
Net gain (loss) on investments (realized and unrealized)	(.68)	.01	(.65)	1.18	1.45	(11.69)
Total from investment operations	(.76)	(.16)	(.87)	1.01	1.32	(11.54)
Less distributions from:
Net investment income	—	—	(1.35)	—	(.21)	(.77)
Total distributions	—	—	(1.35)	—	(.21)	(.77)
Net asset value, end of period	$10.45	$11.21	$11.37	$13.59	$12.58	$11.47

Total Return[d]	(6.78%)	(1.41%)	(6.64%)	8.03%	11.56%	(49.02%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,770	$7,638	$10,752	$16,006	$21,386	$15,781
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.46%)	(1.59%)	(1.46%)	(1.10%)	0.56%
Total expenses	1.68%	1.69%	1.76%	1.67%	1.58%	1.50%
Net expenses[e]	1.56%	1.58%	1.64%	1.58%	1.46%	1.29%
Portfolio turnover rate	—	—	—	69%	359%	427%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Consolidated.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary, and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the Alternative Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets of
	Inception	Net Assets at	the Fund at
	Date of	June 30,	June 30,
	Subsidiary	2013	2013
Global Managed Futures Strategy Fund	11/07/08	$1,572,658	17.4%
Multi-Hedge Strategies Fund	04/15/09	1,441,272	6.4%
Commodities Strategy Fund	07/21/09	711,382	12.3%

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

F. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabili-

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures, options and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds for the period:

Management Fees
Fund	(as a % of Net Assets)
U.S. Long Short Momentum Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary. This undertaking will continue in effect for so long as each Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2014.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by GI, as previously noted.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by GI, as previously noted.

The Trust has adopted an Investor Services Plan for which GDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds, except Multi-Hedge Strategies Fund, will pay investor service fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Fees related to the Multi-Hedge Strategies Fund paid by GI, as previously noted.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
U.S. Long Short Momentum Fund	$31,404,192	$—	$17,493,342	$—	$—	$48,897,534
Global Managed Futures Strategy Fund	—	325,639	8,248,664	55,489	—	8,629,792
Multi-Hedge Strategies Fund	15,636,563	564,633	2,369,803	45,857	—	18,616,856
Commodities Strategy Fund	—	—	5,434,099	—	—	5,434,099
Liabilities
U.S. Long Short Momentum Fund	$7,071,973	$—	$—	$—	$—	$7,071,973
Global Managed Futures Strategy Fund	—	117,915	—	66,628	—	184,543
Multi-Hedge Strategies Fund	9,764,663	336,236	—	—	—	10,100,899
Commodities Strategy Fund	—	67,593	—	—	—	67,593

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.03%			2.13%
Due 07/01/13	$66,555,266	$66,555,432	12/31/15	$64,026,000	$67,886,531
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.06%			0.00%
Due 07/01/13	41,028,466	41,028,672	06/26/14	23,717,400	23,681,824
			U.S. Treasury Note
			0.88%
			01/31/18	18,400,000	18,167,268
HSBC Group			Fannie Mae
0.07%			0.52%
Due 07/01/13	40,000,000	40,000,233	05/27/16	26,434,000	26,468,203
			Freddie Mac
			3.00%
			07/28/14	13,562,000	14,331,838
Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	40,000,000	40,000,200	09/15/15	40,952,600	40,800,079

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Hedging	Income	Speculation
U.S. Long Short Momentum Fund	x	x	x
Global Managed Futures Strategy Fund	x	x
Multi-Hedge Strategies Fund			x	x	x
Commodities Strategy Fund	x	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short
Global Managed Futures Strategy Fund	75%	210%
Multi-Hedge Strategies Fund	50%	55%
Commodities Strategy Fund	100%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Variation margin	Variation margin
Equity contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Futures	Futures	Total Value at
	Equity	Equity	Currency	Interest Rate	Commodity	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts*	Contracts*	2013
Global Managed Futures Strategy Fund	$30,808	$—	$84,749	$96,339	$169,232	$381,128
Multi-Hedge Strategies Fund	—	45,857	—	—	564,633	610,490
Commodities Strategy Fund	—	—	—	—	—	—

Liability Derivative Investments Value
	Futures	Swaps	Futures	Futures	Futures	Total Value at
	Equity	Equity	Currency	Interest Rate	Commodity	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts*	Contracts*	2013
Global Managed Futures Strategy Fund	$59,878	$—	$22,028	$28,074	$74,563	$184,543
Multi-Hedge Strategies Fund	—	—	—	—	336,236	336,236
Commodities Strategy Fund	—	—	—	—	67,593	67,593

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Futures	Futures	Options
	Equity	Equity	Currency	Interest Rate	Commodity	Purchased Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
U.S. Long Short Momentum Fund	$(6,821)	$—	$—	$—	$—	$—	$(6,821)
Global Managed Futures Strategy Fund	358,994	—	(23,533)	(356,735)	(145,947)	—	(167,221)
Multi-Hedge Strategies Fund	182,364	(4,429)	—	—	(15,804)	(760)	161,371
Commodities Strategy Fund	—	—	—	—	(258,853)	—	(258,853)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Futures	Futures	Options
	Equity	Equity	Currency	Interest Rate	Commodity	Purchased Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Global Managed Futures Strategy Fund	$(95,261)	$—	$24,220	$27,188	$176,328	$—	$132,475
Multi-Hedge Strategies Fund	(141,601)	45,857	—	—	197,602	310	102,168
Commodities Strategy Fund	—	—	—	—	(203,708)	—	(203,708)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009-2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Global Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Global Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
U.S. Long Short Momentum Fund	$46,324,076	$2,978,490	$(405,032)	$2,573,458
Global Managed Futures Strategy Fund	8,248,664	—	—	—
Multi-Hedge Strategies Fund	16,986,553	1,228,790	(208,977)	1,019,813
Commodities Strategy Fund	5,434,099	—	—	—

8. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
U.S. Long Short Momentum Fund	$24,571,766	$13,482,624
Global Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	8,700,135	7,532,348
Commodities Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013, and did not participate in borrowing during the period.

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
U.S. Long Short Momentum Fund	$206,399	$211,700

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$26,516,688	$26,517,012	09/06/13	$10,651,095	$10,650,030
			Federal Home Loan Bank
			0.00%
			11/15/13	16,405,935	16,400,849
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	3,101,458	3,101,492	11/26/32	3,431,025	3,165,178

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500® Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. Subsequent Event

Fee change

Effective August 1, 2013, the transfer agent and administrative services fee has been amended to an annual percentage rate of 0.10% of the average daily net assets of the U.S. Long Short Momentum Fund and the Global Managed Futures Strategy Fund. Prior to August 1, 2013, the annual percentage rate was 0.25% of the average daily net assets of the Funds.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

13. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
U.S. Long Short Momentum Fund	Repurchase agreements	$17,493,342	$—	$17,493,342	$—	$17,493,342	$—
	Securities lending	206,399	—	206,399	—	206,399	—
Total		17,699,741	—	17,699,741	—	17,699,741	—

Global Managed Futures
Strategy Fund	Futures Equity Contracts	30,808	—	30,808	—	—	30,808
	Futures Currency Contracts	84,749	—	84,749	—	—	84,749
	Futures Interest Rate Contracts	96,339	—	96,339	—	—	96,339
	Futures Commodities Contracts	169,232	—	169,232	—	—	169,232
	Repurchase agreements	4,748,684	—	4,748,684	—	4,748,684	—
Total		5,129,812	—	5,129,812	—	4,748,684	381,128

Multi-Hedge Strategies
Fund	Futures Commodities Contracts	564,633	—	564,633	—	—	564,633
	Swaps Equity Contracts	45,857	—	45,857	—	—	45,857
	Repurchase agreements	2,369,803	—	2,369,803	—	2,369,803	—
Total		2,980,293	—	2,980,293	—	2,369,803	610,490

Commodities Strategy Fund	Repurchase agreements	3,134,122	—	3,134,122	—	—	3,134,122

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
U.S. Long Short Momentum Fund	Securities lending	$211,700	$—	$211,700	$—	$211,700	$—

Global Managed Futures
Strategy Fund	Futures Equity Contracts	59,878	—	59,878	—	—	59,878
	Futures Currency Contracts	22,028	—	22,028	—	—	22,028
	Futures Interest Rate Contracts	28,074	—	28,074	—	—	28,074
	Futures Commodities Contracts	74,563	—	74,563	—	—	74,563
Total		184,543	—	184,543	—	—	184,543

Multi-Hedge Strategies
Fund	Futures Commodities Contracts	336,236	—	336,236	—	—	336,236
Commodities Strategy Fund	Futures Commodities Contracts	67,593	—	67,593	—	—	67,593

[1]	Refer to notes 5 and 10 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY Policies (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

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ASSET ALLOCATION FUNDS

ALL-ASSET CONSERVATIVE STRATEGY FUND

ALL-ASSET MODERATE STRATEGY FUND

ALL-ASSET AGGRESSIVE STRATEGY FUND

RVAEP-SEMI-3-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

the GUGGENHEIM FUNDS SEMI-annual report | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | the GUGGENHEIM FUNDS SEMI-annual report

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

the GUGGENHEIM FUNDS SEMI-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | the GUGGENHEIM FUNDS SEMI-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
All-Asset Conservative Strategy Fund	0.00%	2.97%	$1,000.00	$1,029.70	$—
All-Asset Moderate Strategy Fund	0.00%	5.72%	1,000.00	1,057.20	—
All-Asset Aggressive Strategy Fund	0.00%	8.17%	1,000.00	1,081.70	—

Table 2. Based on hypothetical 5% return (before expenses)
All-Asset Conservative Strategy Fund	0.00%	5.00%	$1,000.00	$1,024.79	$—
All-Asset Moderate Strategy Fund	0.00%	5.00%	1,000.00	1,024.79	—
All-Asset Aggressive Strategy Fund	0.00%	5.00%	1,000.00	1,024.79	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

the GUGGENHEIM FUNDS SEMI-annual report | 5

FUND PROFILE (Unaudited)	June 30, 2013

ALL-ASSET CONSERVATIVE STRATEGY FUND

OBJECTIVE: Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
iShares Core Total US Bond Market ETF	25.3%
GF — Series E (Total Return Bond Series)	19.6%
GF — U.S. Long Short Momentum Fund	8.3%
GF — Multi-Hedge Strategies Fund	6.3%
GF — Series P (High Yield Series)	6.3%
GF — Series B (Large Cap Value Series)	5.0%
GF — Series Y (StylePlus - Large Growth Series)	5.0%
GF — Series D (MSCI EAFE Equal Weight Series)	3.5%
GF — Series V (Mid Cap Value Series)	1.2%
GF — Series J (StylePlus - Mid Growth Series)	1.2%
Top Ten Total	81.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GF — Guggenheim Funds

6 | the GUGGENHEIM FUNDS SEMI-annual report

Schedule of Investments (Unaudited)	June 30, 2013
All-Asset Conservative Strategy FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 25.3%
iShares Core Total US Bond Market ETF	26,074	$2,795,133
Total Exchange Traded Funds
(Cost $2,882,180)		2,795,133

MUTUAL FUNDS†,1 - 57.8%
FIXED INCOME FUNDs - 26.0%
GF — Series E (Total Return
Bond Series)	150,947	2,167,596
GF — Series P (High Yield Series)	21,832	689,664
Total Fixed Income Funds		2,857,260
ALTERNATIVES FUNDS - 15.7%
GF — U.S. Long Short Momentum Fund	68,319	913,419
GF — Multi-Hedge Strategies Fund	30,417	693,812
GF — Event Driven and Distressed
Strategies Fund — Class H*	4,341	118,554
GF — Managed Commodities
Strategy Fund — Class H*	220	3,127
Total Alternatives Funds		1,728,912
DOMESTIC EQUITY FUNDS - 12.6%
GF — Series B (Large Cap Value Series)	16,765	554,738
GF — Series Y (StylePlus -
Large Growth Series)	48,694	550,239
GF — Series V (Mid Cap Value Series)	1,849	133,649
GF — Series J (StylePlus -
Mid Growth Series)*	3,645	132,665
GF — Series Q (Small Cap Value Series)*	248	10,950
GF — Series X (StylePlus -
Small Growth Series)	457	10,887
Total Domestic Equity Funds		1,393,128
INTERNATIONAL EQUITY FUNDS - 3.5%
GF — Series D (MSCI EAFE Equal
Weight Series)	36,659	386,015
Total Mutual Funds
(Cost $4,810,279)		6,365,315

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 15.8%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$1,743,956	1,743,956
Total Repurchase Agreement
(Cost $1,743,956)		1,743,956
Total Investments - 98.9%
(Cost $9,436,415)		$10,904,404
Other Assets & Liabilities, net - 1.1%		126,736
Total Net Assets - 100.0%		$11,031,140

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $94,900)	1	$(2,798)
September 2013 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $126,075)	1	(4,021)
(Total Aggregate Value of
Contracts $220,975)		$(6,819)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury 5 Year
Note Futures Contracts
(Aggregate Value of
Contracts $363,000)	3	$(4,809)
September 2013 U.S. Treasury 10 Year
Note Futures Contracts
(Aggregate Value of
Contracts $1,011,875)	8	(24,137)
(Total Aggregate Value of
Contracts $1,374,875)		$(28,946)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Nikkei 225 Index
Futures Contracts
(Aggregate Value of
Contracts $69,050)	1	$2,024
September 2013 S&P/TSX 60 IX Index
Futures Contracts††
(Aggregate Value of
Contracts $131,761)	1	1,120
September 2013 MSCI EAFE Index Mini
Futures Contracts
(Aggregate Value of
Contracts $409,625)	5	(928)
September 2013 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $96,930)	1	(1,672)
September 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $1,435,725)	18	(32,063)
(Total Aggregate Value of
Contracts $2,143,091)		$(31,519)

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 7

Schedule of Investments (Unaudited) (concluded)	June 30, 2013
All-Asset Conservative Strategy FUND

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $90,910)	1	$3,297
September 2013 British Pound
Futures Contracts
(Aggregate Value of
Contracts $95,013)	1	2,904
(Total Aggregate Value of
Contracts $185,923)		$6,201

EQUITY FUTURES CONTRACTS SOLD SHORT††
September 2013 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $108,934)	1	$896
September 2013 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $93,863)	1	(312)
July 2013 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $132,883)	1	(4,180)
(Total Aggregate Value of
Contracts $335,680)		$(3,596)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 5.
GF — Guggenheim Funds.

8 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

All-Asset Conservative Strategy FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $2,882,180)	$2,795,133
Investments in affiliated issuers, at value
(cost $4,810,279)	6,365,315
Repurchase agreements, at value
(cost $1,743,956)	1,743,956
Total investments
(cost $9,436,415)	10,904,404
Segregated cash with broker	138,456
Cash	2,257
Receivables:
Interest	4
Total assets	11,045,121
Liabilities:
Foreign currency, at value
(cost $2,502)	2,504
Payable for:
Variation margin	10,803
Fund shares redeemed	674
Total liabilities	13,981
Net assets	$11,031,140
Net assets consist of:
Paid in capital	$11,408,649
Undistributed net investment income	255,039
Accumulated net realized loss on investments	(2,035,855)
Net unrealized appreciation on investments	1,403,307
Net assets	$11,031,140
Capital shares outstanding	429,698
Net asset value per share	$25.67

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$28,108
Interest	372
Total investment income	28,480

Expenses:
Total expenses	—
Net investment income	28,480

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	75,594
Futures contracts	226,687
Foreign currency	191
Net realized gain	302,472
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(101,428)
Investments in affiliated issuers	195,709
Futures contracts	(76,803)
Foreign currency	2
Net change in unrealized appreciation (depreciation)	17,480
Net realized and unrealized gain	319,952
Net increase in net assets resulting from operations	$348,432

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

All-Asset Conservative Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$28,480	$66,801
Net realized gain on investments	302,472	330,130
Net change in unrealized appreciation (depreciation) on investments	17,480	490,292
Net increase in net assets resulting from operations	348,432	887,223

Distributions to shareholders from:
Net investment income	—	(196,949)
Total distributions to shareholders	—	(196,949)

Capital share transactions:
Proceeds from sale of shares	1,100,432	6,189,519
Distributions reinvested	—	196,949
Cost of shares redeemed	(2,635,182)	(6,350,849)
Net increase (decrease) from capital share transactions	(1,534,750)	35,619
Net increase (decrease) in net assets	(1,186,318)	725,893

Net assets:
Beginning of period	12,217,458	11,491,565
End of period	$11,031,140	$12,217,458
Undistributed net investment income at end of period	$255,039	$226,559

Capital share activity:
Shares sold	42,506	253,048
Shares issued from reinvestment of distributions	—	8,045
Shares redeemed	(102,828)	(259,889)
Net increase (decrease) in shares	(60,322)	1,204

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

All-Asset Conservative Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$24.93	$23.51	$23.91	$22.83	$21.73	$25.68
Income (loss) from investment operations:
Net investment income[b]	.06	.14	.04	.05	.40	.89
Net gain (loss) on investments (realized and unrealized)	.68	1.67	(.35)	1.63	.70	(3.67)
Total from investment operations	.74	1.81	(.31)	1.68	1.10	(2.78)
Less distributions from:
Net investment income	—	(.39)	(.04)[g]	(.59)[g]	(—)[c]	(.91)
Net realized gains	—	—	(.05)[g]	(.01)[g]	—	(.26)
Total distributions	—	(.39)	(.09)	(.60)	(—)	(1.17)
Net asset value, end of period	$25.67	$24.93	$23.51	$23.91	$22.83	$21.73

Total Return[d]	2.97%	7.71%	(1.30%)	7.40%	5.06%	(10.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,031	$12,217	$11,492	$11,285	$8,171	$11,022
Ratios to average net assets:
Net investment income	0.50%	0.57%	0.16%	0.20%	1.86%	3.72%
Total expenses[e]	—	— [h]	0.04%	— [h]	— [h]	0.01%
Net expenses[f]	—	— [h]	— [h]	— [h]	— [h]	0.01%
Portfolio turnover rate	4%	82%	148%	165%	291%	314%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
[h]	Less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2013

ALL-ASSET MODERATE STRATEGY FUND

OBJECTIVE: Seeks to primarily provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
GF — Series E (Total Return Bond Series)	19.7%
iShares Core Total US Bond Market ETF	18.5%
GF — U.S. Long Short Momentum Fund	10.5%
GF — Series B (Large Cap Value Series)	8.0%
GF — Series Y (StylePlus - Large Growth Series)	8.0%
GF — Multi-Hedge Strategies Fund	6.3%
GF — Series D (MSCI EAFE Equal Weight Series)	3.6%
GF — Series P (High Yield Series)	1.9%
GF — Series V (Mid Cap Value Series)	1.8%
GF — Series J (StylePlus - Mid Growth Series)	1.8%
Top Ten Total	80.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
GF — Guggenheim Funds

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)	June 30, 2013
ALL-ASSET MODERATE STRATEGY FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 18.5%
iShares Core Total US Bond Market ETF	34,956	$3,747,283
Total Exchange Traded Funds
(Cost $3,861,913)		3,747,283

MUTUAL FUNDS†,1 - 63.4%
Fixed Income Funds - 21.6%
GF — Series E (Total Return
Bond Series)	277,346	3,982,696
GF — Series P (High Yield Series)	12,048	380,591
Total Fixed Income Funds		4,363,287
Domestic Equity Funds - 20.1%
GF — Series B (Large Cap Value Series)	48,858	1,616,718
GF — Series Y (StylePlus -
Large Growth Series)	142,558	1,610,902
GF — Series V (Mid Cap Value Series)	4,960	358,624
GF — Series J (StylePlus -
Mid Growth Series)*	9,822	357,530
GF — Series Q (Small Cap Value Series)*	1,401	61,873
GF — Series X (StylePlus -
Small Growth Series)	2,587	61,665
Total Domestic Equity Funds		4,067,312
Alternatives Funds - 18.1%
GF — U.S. Long Short Momentum Fund	159,200	2,128,500
GF — Multi-Hedge Strategies Fund	56,171	1,281,257
GF — Event Driven and Distressed
Strategies Fund — Class H*	8,230	224,768
GF — Managed Commodities
Strategy Fund — Class H*	962	13,680
GF — Managed Futures Strategy Fund*	213	3,830
Total Alternatives Funds		3,652,035
International Equity Funds - 3.6%
GF — Series D (MSCI EAFE Equal
Weight Series)	68,519	721,510
Total Mutual Funds
(Cost $9,728,752)		12,804,144

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 16.9%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$3,412,507	3,412,507
Total Repurchase Agreement
(Cost $3,412,507)		3,412,507
Total Investments - 98.8%
(Cost $17,003,172)		$19,963,934
Other Assets & Liabilities, net - 1.2%		252,352
Total Net Assets - 100.0%		$20,216,286

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $94,900)	1	$(2,798)
September 2013 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $162,763)	1	(3,671)
September 2013 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $126,075)	1	(4,021)
(Total Aggregate Value of
Contracts $383,738)		$(10,490)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury 10 Year
Note Futures Contracts
(Aggregate Value of
Contracts $632,422)	5	$(15,086)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Nikkei 225 Index
Futures Contracts
(Aggregate Value of
Contracts $69,050)	1	$2,024
September 2013 S&P/TSX 60 IX Index
Futures Contracts††
(Aggregate Value of
Contracts $131,761)	1	1,120
July 2013 CAC40 10 Euro Index
Futures Contracts††
(Aggregate Value of
Contracts $48,558)	1	(10)
September 2013 DAX Index
Futures Contracts††
(Aggregate Value of
Contracts $258,721)	1	(1,336)
September 2013 MSCI EAFE Index Mini
Futures Contracts
(Aggregate Value of
Contracts $1,720,425)	21	(3,897)
September 2013 Russell 2000 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $387,720)	4	(6,687)
September 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $4,626,226)	58	(103,316)

(Total Aggregate Value
of Contracts $7,242,461)		$(112,102)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (concluded)	June 30, 2013
ALL-ASSET MODERATE STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $90,910)	1	$3,297
September 2013 British Pound
Futures Contracts
(Aggregate Value of
Contracts $95,013)	1	2,905
(Total Aggregate Value
of Contracts $185,923)		$6,202

EQUITY FUTURES CONTRACTS SOLD SHORT††
September 2013 SPI 200 Index
Futures Contracts
(Aggregate Value of
Contracts $108,934)	1	$896
September 2013 FTSE 100 Index
Futures Contracts
(Aggregate Value of
Contracts $93,863)	1	(312)
July 2013 Hang Seng Index
Futures Contracts
(Aggregate Value of
Contracts $132,883)	1	(4,180)
(Total Aggregate Value
of Contracts $335,680)		$(3,596)

*	Non-income producing security.

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 5. GF — Guggenheim Funds.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET MODERATE STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $3,861,913)	$3,747,283
Investments in affiliated issuers, at value
(cost $9,728,752)	12,804,144
Repurchase agreements, at value
(cost $3,412,507)	3,412,507
Total investments
(cost $17,003,172)	19,963,934
Foreign currency, at value
(cost $39)	37
Segregated cash with broker	381,962
Cash	97
Receivables:
Securities sold	50,000
Fund shares sold	272
Interest	9
Total assets	20,396,311
Liabilities:
Payable for:
Fund shares redeemed	139,080
Variation margin	40,945
Total liabilities	180,025
Net assets	$20,216,286
Net assets consist of:
Paid in capital	$20,300,487
Undistributed net investment income	324,981
Accumulated net realized loss on investments	(3,234,868)
Net unrealized appreciation on investments	2,825,686
Net assets	$20,216,286
Capital shares outstanding	743,598
Net asset value per share	$27.19

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$35,504
Interest	716
Total investment income	36,220

Expenses:
Total expenses	—
Net investment income	36,220

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	71,536
Futures contracts	782,486
Foreign currency	51
Net realized gain	854,073
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(132,583)
Investments in affiliated issuers	567,160
Futures contracts	(193,256)
Foreign currency	6
Net change in unrealized appreciation (depreciation)	241,327
Net realized and unrealized gain	1,095,400
Net increase in net assets resulting from operations	$1,131,620

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

ALL-ASSET MODERATE STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$36,220	$83,703
Net realized gain on investments	854,073	964,692
Net change in unrealized appreciation (depreciation) on investments	241,327	841,301
Net increase in net assets resulting from operations	1,131,620	1,889,696

Distributions to shareholders from:
Net investment income	—	(316,661)
Total distributions to shareholders	—	(316,661)

Capital share transactions:
Proceeds from sale of shares	2,540,901	3,527,949
Distributions reinvested	—	316,661
Cost of shares redeemed	(2,843,425)	(5,226,270)
Net decrease from capital share transactions	(302,524)	(1,381,660)
Net increase in net assets	829,096	191,375

Net assets:
Beginning of period	19,387,190	19,195,815
End of period	$20,216,286	$19,387,190
Undistributed net investment income at end of period	$324,981	$288,761

Capital share activity:
Shares sold	93,678	141,706
Shares issued from reinvestment of distributions	—	12,663
Shares redeemed	(103,894)	(208,048)
Net decrease in shares	(10,216)	(53,679)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALL-ASSET MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,		December 31,	December 31,
	2013 [a]	2012	2011	2010		2009	2008
Per Share Data
Net asset value, beginning of period	$25.72	$23.77	$24.56	$23.23		$20.78	$25.96
Income (loss) from investment operations:
Net investment income[b]	.05	.11	.04	.05		.26	.47
Net gain (loss) on investments
(realized and unrealized)	1.42	2.26	(.73)	1.76		2.19	(5.04)
Total from investment operations	1.47	2.37	(.69)	1.81		2.45	(4.57)
Less distributions from:
Net investment income	—	(.42)	(.05)[g]	(.47)[g]		(—)[c]	(.44)
Net realized gains	—	—	(.05)[g]	(.01	)g	—	(.17)
Total distributions	—	(.42)	(.10)	(.48)		(—)	(.61)
Net asset value, end of period	$27.19	$25.72	$23.77	$24.56		$23.23	$20.78

Total Return[d]	5.72%	10.03%	(2.81%)	7.86%		11.79%	(17.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,216	$19,387	$19,196	$21,121		$18,676	$19,841
Ratios to average net assets:
Net investment income	0.35%	0.42%	0.16%	0.20%		1.25%	1.99%
Total expenses[e]	—	— [h]	0.04%	—	[h]	— [h]	— [h]
Net expenses[f]	—	— [h]	— [h]	—	[h]	— [h]	— [h]
Portfolio turnover rate	6%	69%	108%	187%		256%	232%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
[h]	Less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2013

ALL-ASSET AGGRESSIVE STRATEGY FUND

OBJECTIVE: Seeks to primarily provide growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
GF — U.S. Long Short Momentum Fund	13.1%
iShares Core Total US Bond Market ETF	10.7%
GF — Series B (Large Cap Value Series)	10.3%
GF — Series Y (StylePlus - Large Growth Series)	10.2%
GF — Series E (Total Return Bond Series)	9.7%
GF — Multi-Hedge Strategies Fund	6.3%
GF — Series D (MSCI EAFE Equal Weight Series)	4.7%
GF — Series J (StylePlus - Mid Growth Series)	2.0%
GF — Series V (Mid Cap Value Series)	2.0%
GF — Series P (High Yield Series)	1.8%
Top Ten Total	70.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GF — Guggenheim Funds

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

Schedule of Investments (Unaudited)	June 30, 2013
All-Asset Aggressive Strategy FUND

	Shares	Value
EXCHANGE TRADED FUNDS† - 10.7%
iShares Core Total US Bond Market ETF	5,312	$569,446
Total Exchange Traded Funds
(Cost $587,654)		569,446
MUTUAL FUNDS†,1 - 63.4%
Domestic Equity Funds - 26.5%
GF — Series B (Large Cap Value Series)	16,468	544,929
GF — Series Y (StylePlus -
Large Growth Series)	48,005	542,461
GF — Series J (StylePlus -
Mid Growth Series)*	2,951	107,429
GF — Series V (Mid Cap Value Series)	1,485	107,369
GF — Series Q (Small Cap Value Series)*	1,216	53,681
GF — Series X (StylePlus -
Small Growth Series)	2,243	53,470
Total Domestic Equity Funds		1,409,339
Alternatives Funds - 20.7%
GF — U.S. Long Short Momentum Fund	52,038	695,749
GF — Multi-Hedge Strategies Fund	14,744	336,308
GF — Event Driven and Distressed
Strategies Fund — Class H*	2,150	58,729
GF — Managed Commodities
Strategy Fund — Class H*	258	3,668
GF — Managed Futures Strategy Fund*	94	1,686
Total Alternatives Funds		1,096,140
Fixed Income Funds - 11.5%
GF — Series E (Total Return
Bond Series)	36,029	517,373
GF — Series P (High Yield Series)	2,961	93,528
Total Fixed Income Funds		610,901
International Equity Funds - 4.7%
GF — Series D (MSCI EAFE Equal
Weight Series)	23,650	249,032
Total Mutual Funds
(Cost $2,491,223)		3,365,412

	Face amount
REPURCHASE AGREEMENT††,2 - 24.4%
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	$1,296,571	$1,296,571
Total Repurchase Agreement
(Cost $1,296,571)		1,296,571
Total Investments - 98.5%
(Cost $4,375,448)		$5,231,429
Other Assets & Liabilities, net - 1.5%		81,234
Total Net Assets - 100.0%		$5,312,663

		Unrealized
	Contracts	Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury 10 Year Note Futures
Contracts (Aggregate Value of
Contracts $126,484)	1	$(3,017)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 MSCI EAFE Index Mini Futures
Contracts (Aggregate Value of
Contracts $655,400)	8	$(1,485)
September 2013 Russell 2000 Index Mini Futures
Contracts (Aggregate Value of
Contracts $193,860)	2	(3,344)
September 2013 S&P 500 Index Mini Futures
Contracts (Aggregate Value of
Contracts $1,595,250)	20	(35,625)
(Total Aggregate Value
of Contracts $2,444,510)		$(40,454)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated funds.
[2]	Repurchase Agreement — See Note 5.
GF — Guggenheim Funds.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 19

All-Asset Aggressive Strategy FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $587,654)	$569,446
Investments in affiliated issuers, at value
(cost $2,491,223)	3,365,412
Repurchase agreements, at value
(cost $1,296,571)	1,296,571
Total investments
(cost $4,375,448)	5,231,429
Segregated cash with broker	115,898
Receivables:
Fund shares sold	131
Interest	3
Total assets	5,347,461
Liabilities:
Payable for:
Securities purchased	20,000
Variation margin	14,626
Fund shares redeemed	172
Total liabilities	34,798
Net assets	$5,312,663
Net assets consist of:
Paid in capital	$5,136,611
Undistributed net investment income	58,741
Accumulated net realized loss on investments	(695,199)
Net unrealized appreciation on investments	812,510
Net assets	$5,312,663
Capital shares outstanding	194,823
Net asset value per share	$27.27

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$4,923
Interest	262
Total investment income	5,185
Expenses:
Total expenses	—
Net investment income	5,185
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	7,373
Futures contracts	262,668
Foreign currency	(106)
Net realized gain	269,935
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(19,582)
Investments in affiliated issuers	204,785
Futures contracts	(66,180)
Foreign currency	1
Net change in unrealized appreciation (depreciation)	119,024
Net realized and unrealized gain	388,959
Net increase in net assets resulting from operations	$394,144

20 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

All-Asset Aggressive Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$5,185	$14,755
Net realized gain on investments	269,935	292,366
Net change in unrealized appreciation (depreciation) on investments	119,024	234,311
Net increase in net assets resulting from operations	394,144	541,432

Distributions to shareholders from:
Net investment income	—	(69,065)
Total distributions to shareholders	—	(69,065)

Capital share transactions:
Proceeds from sale of shares	1,197,477	1,999,963
Distributions reinvested	—	69,065
Cost of shares redeemed	(1,222,770)	(2,175,705)
Net decrease from capital share transactions	(25,293)	(106,677)
Net increase in net assets	368,851	365,690

Net assets:
Beginning of period	4,943,812	4,578,122
End of period	$5,312,663	$4,943,812
Undistributed net investment income at end of period	$58,741	$53,556

Capital share activity:
Shares sold	44,313	80,932
Shares issued from reinvestment of distributions	—	2,830
Shares redeemed	(45,561)	(89,257)
Net decrease in shares	(1,248)	(5,495)

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 21

All-Asset Aggressive Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.21	$22.71	$23.99	$21.51	$18.17	$25.21
Income (loss) from investment operations:
Net investment income[b]	.03	.07	.03	.06	.11	.25
Net gain (loss) on investments (realized and unrealized)	2.03	2.79	(1.06)	2.59	3.23	(6.57)
Total from investment operations	2.06	2.86	(1.03)	2.65	3.34	(6.32)
Less distributions from:
Net investment income	—	(.36)	(.13)[g]	(.16)[g]	(—)[c]	(.24)
Net realized gains	—	—	(.12)[g]	(.01)[g]	—	(.48)
Total distributions	—	(.36)	(.25)	(.17)	(—)	(.72)
Net asset value, end of period	$27.27	$25.21	$22.71	$23.99	$21.51	$18.17

Total Return[d]	8.17%	12.64%	(4.29%)	12.34%	18.38%	(25.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,313	$4,944	$4,578	$12,288	$7,974	$6,636
Ratios to average net assets:
Net investment income	0.20%	0.30%	0.12%	0.27%	0.56%	1.11%
Total expenses[e]	—	— [h]	0.08%	— [h]	— [h]	— [h]
Net expenses[f]	—	— [h]	— [h]	— [h]	— [h]	— [h]
Portfolio turnover rate	10%	90%	109%	168%	307%	308%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Distributions from net investment income are less than $0.01 per share.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[e]	Does not include expenses of the underlying funds in which the Fund invests.

[f]	Net expense information reflects the expense ratios after expense waivers.

[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[h]	Less than 0.01%.

22 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the Asset Allocation Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of mutual funds (the “underlying funds”), within the same group of affiliated investment companies, and exchange-traded funds (“ETFs”), instead of in individual securities. The underlying funds are advised by GI.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The underlying funds are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date and ETFs are valued at the last quoted sales price. Short-term securities with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts purchased and sold by the Fund is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

the GUGGENHEIM FUNDS SEMI-annual report | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

G. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/ or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.

The Funds also directly utilize futures contracts as part of their investment strategies. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

In conjunction with the use of futures, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

GI manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay GI a management fee. As part of its agreement with the Trust, GI will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds and ETF’s in which the Fund invests.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.

24 | the GUGGENHEIM FUNDS SEMI-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
All-Asset Conservative Strategy Fund	$9,160,448	$8,225	$1,743,956	$2,016	$—	$10,914,645
All-Asset Moderate Strategy Fund	16,551,427	8,226	3,412,507	2,016	—	19,974,176
All-Asset Aggressive Strategy Fund	3,934,858	—	1,296,571	—	—	5,231,429
Liabilities
All-Asset Conservative Strategy Fund	$—	$70,428	$—	$4,492	$—	$74,920
All-Asset Moderate Strategy Fund	—	139,476	—	5,838	—	145,314
All-Asset Aggressive Strategy Fund	—	43,471	—	—	—	43,471

* Other financial instruments may include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Credit Suisse Group			U.S. Treasury Note
0.03%			2.13%
Due 07/01/13	$26,555,266	$26,555,332	12/31/15	$25,546,100	$27,086,435

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

the GUGGENHEIM FUNDS SEMI-annual report | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2013, the Funds utilized currency and financial-linked derivatives comprised of futures contracts, to enable the Funds to pursue their investments objectives efficiently in gaining or hedging exposure to various market factors and to better manage their risk and cash positions. The following table represents the notional amount of futures contracts outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short
All-Asset Conservative Strategy Fund	35%	5%
All-Asset Moderate Strategy Fund	40%	5%
All-Asset Aggressive Strategy Fund	50%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency contracts	Variation margin	Variation margin

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value
	Futures	Futures	Futures
	Equity	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2013
All-Asset Conservative Strategy Fund	$4,040	$6,201	$—	$10,241
All-Asset Moderate Strategy Fund	4,040	6,202	—	10,242

Liability Derivative Investments Value
	Futures	Futures	Futures
	Equity	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	June 30, 2013
All-Asset Conservative Strategy Fund	$39,155	$6,819	$28,946	$74,920
All-Asset Moderate Strategy Fund	119,738	10,490	15,086	145,314
All-Asset Aggressive Strategy Fund	40,454	—	3,017	43,471

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures
	Equity	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
All-Asset Conservative Strategy Fund	$261,710	$(13,252)	$(21,771)	$226,687
All-Asset Moderate Strategy Fund	821,706	(25,238)	(13,982)	782,486
All-Asset Aggressive Strategy Fund	279,173	(14,894)	(1,611)	262,668

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Futures	Futures
	Equity	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Total
All-Asset Conservative Strategy Fund	$(57,046)	$(476)	$(19,281)	$(76,803)
All-Asset Moderate Strategy Fund	(180,111)	(4,166)	(8,979)	(193,256)
All-Asset Aggressive Strategy Fund	(64,013)	—	(2,167)	(66,180)

26 | the GUGGENHEIM FUNDS SEMI-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
All-Asset Conservative Strategy Fund	$9,576,415	$1,423,170	$(95,181)	$1,327,989
All-Asset Moderate Strategy Fund	17,212,638	2,879,808	(128,512)	2,751,296
All-Asset Aggressive Strategy Fund	4,467,812	785,820	(22,203)	763,617

8. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
All-Asset Conservative Strategy Fund	$360,000	$1,230,000
All-Asset Moderate Strategy Fund	1,475,184	1,020,000
All-Asset Aggressive Strategy Fund	520,010	400,000

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013 and did not participate in borrowing during the period.

10. Subsequent Event

Asset Allocation Funds Liquidation

On June 5, 2013, at the recommendation of Security Investors, LLC, the investment adviser to the All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and All-Asset Aggressive Strategy Fund (each, a “Fund” and, collectively, the “Funds”), each a separate series of Rydex Variable Trust (the “Trust”), the Board of Trustees of the Trust approved the liquidation of the Funds pursuant to the terms of a Plan of Liquidation (the “Plan”). The Plan also is subject to the approval of each Fund’s shareholders. The Board has called a Special Meeting of Shareholders to be held on or about August 22, 2013, for the purpose of gaining shareholder approval of the Plan.

the GUGGENHEIM FUNDS SEMI-annual report | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds are available only as an investment option for variable annuity contracts and life insurance policies issued by insurance companies. If the Plan is approved by shareholders, the Advisor anticipates liquidating the Funds on or about September 6, 2013. In preparation for the liquidation, each Fund may deviate from its investment objective and principal investment strategies.

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

28 | the GUGGENHEIM FUNDS SEMI-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

12. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
All-Asset Conservative
Strategy Fund	Futures Equity Contracts	$4,040	$—	$4,040	$—	$—	$4,040
	Futures Currency Contracts	6,201	—	6,201	—	—	6,201
	Repurchase agreements	1,743,956	—	1,743,956	—	1,743,956	—
Total		1,754,197	—	1,754,197	—	1,743,956	10,241

All-Asset Moderate
Strategy Fund	Futures Equity Contracts	4,040	—	4,040	—	—	4,040
	Futures Currency Contracts	6,202	—	6,202	—	—	6,202
	Repurchase agreements	3,412,507	—	3,412,507	—	3,412,507	—
Total		3,422,749	—	3,422,749	—	3,412,507	10,242

All-Asset Aggresive
Strategy Fund	Repurchase agreements	1,296,571	—	1,296,571	—	1,296,571	—

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of
		Gross Amounts	Gross Amounts Offset	Liabilities Presented		Cash
		of Recognized	in the Statement of	on the Statement	Financial	Collateral	Net
Fund	Instrument	Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
All-Asset Conservative
Strategy Fund	Futures Equity Contracts	$39,155	$—	$39,155	$—	$—	$9,155
	Futures Currency Contracts	6,819	—	6,819	—	—	6,819
	Futures Interest Rate Contracts	28,946	—	28,946	—	—	28,946
Total		74,920	—	74,920	—	—	74,920

All-Asset Moderate
Strategy Fund	Futures Equity Contracts	119,738	—	119,738	—	—	119,738
	Futures Currency Contracts	10,490	—	10,490	—	—	10,490
	Futures Interest Rate Contracts	15,086	—	15,086	—	—	15,086
Total		145,314	—	145,314	—	—	145,314

All-Asset Aggresive
Strategy Fund	Futures Equity Contracts	40,454	—	40,454	—	—	40,454
	Futures Interest Rate Contracts	3,017	—	3,017	—	—	3,017
Total		43,471	—	43,471	—	—	43,471

[1]	Refer to note 5 for additional information regarding repurchase agreement.

[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

the GUGGENHEIM FUNDS SEMI-annual report | 29

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

30 | the GUGGENHEIM FUNDS SEMI-annual report

OTHER INFORMATION (Unaudited) (continued)

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

the GUGGENHEIM FUNDS SEMI-annual report | 31

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

32 | the GUGGENHEIM FUNDS SEMI-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

the GUGGENHEIM FUNDS SEMI-annual report | 33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES - concluded
Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

34 | the GUGGENHEIM FUNDS SEMI-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

the GUGGENHEIM FUNDS SEMI-annual report | 35

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

36 | The Guggenheim Funds SEMI-annual REPORT

GUGGENHEIM INVESTMENTS PRIVACY Policies (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

The Guggenheim Funds SEMI-annual REPORT | 37

DWA FLEXIBLE ALLOCATION FUND

DWA SECTOR ROTATION FUND

RVADWA-SEMI-0613x1213

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

the GUGGENHEIM FUNDS SEMI-annual report | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | the GUGGENHEIM FUNDS SEMI-annual report

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q 2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
DWA Flexible Allocation Fund	1.81%	13.71%	$1,000.00	$1,137.10	$9.59
DWA Sector Rotation Fund	1.81%	10.21%	1,000.00	1,102.10	9.43

Table 2. Based on hypothetical 5% return (before expenses)
DWA Flexible Allocation Fund	1.81%	5.00%	$1,000.00	$1,015.82	$9.05
DWA Sector Rotation Fund	1.81%	5.00%	1,000.00	1,015.82	9.05

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

DWA FLEXIBLE ALLOCATION FUND

OBJECTIVE: Seeks to provide capital appreciation with capital preservation as a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 28, 2010

Ten Largest Holdings (% of Total Net Assets)
Consumer Discretionary Select Sector SPDR Fund	9.2%
Vanguard Consumer Discretionary ETF	9.0%
Financial Select Sector SPDR Fund	8.6%
iShares US Financials ETF	8.3%
Health Care Select Sector SPDR Fund	8.2%
iShares PHLX Semiconductor ETF	8.0%
iShares Nasdaq Biotechnology ETF	7.6%
iShares Transportation Average ETF	7.6%
iShares U.S. Healthcare ETF	7.6%
Top Ten Total	74.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

Schedule of Investments (Unaudited)	June 30, 2013
DWA Flexible Allocation FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 74.1%

SECTOR FUND-BMI CONSUMER DISCRETIONARY - 18.2%
Consumer Discretionary
Select Sector SPDR Fund	17,706	$998,619
Vanguard Consumer Discretionary ETF[1]	10,832	987,229
Total Sector Fund-BMI Consumer Discretionary		1,985,848
SECTOR FUND-FINANCIALS - 16.9%
Financial Select Sector SPDR Fund	47,997	935,462
iShares U.S. Financials ETF	12,697	908,216
Total Sector Fund-Financials		1,843,678
SECTOR FUND-HEALTH CARE - 15.8%
Health Care Select Sector SPDR Fund	18,778	894,020
iShares U.S. Healthcare ETF	8,312	832,821
Total Sector Fund-Health Care		1,726,841
EQUITY FUNDS - 8.0%
iShares PHLX Semiconductor ETF[1]	13,745	873,082
SECTOR FUND-BIOTECHNOLOGY - 7.6%
iShares Nasdaq Biotechnology ETF[1]	4,806	835,667
SECTOR FUND-BMI INDUSTRIAL - 7.6%
iShares Transportation Average ETF	7,590	834,065
Total Exchange Traded Funds
(Cost $7,099,886)		8,099,181

	Face
	Amount

REPURCHASE AGREEMENTS††,2 - 26.0%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	$722,947	722,947
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	704,825	704,825
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	704,825	704,825
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	704,825	704,825
Total Repurchase Agreements
(Cost $2,837,422)		2,837,422

SECURITIES LENDING COLLATERAL††,3 - 17.0%
Repurchase Agreements
HSBC Securities, Inc.
issued 06/28/13 at 0.11%
due 07/01/13	1,661,135	1,661,135
RBS Securities, Inc.
issued 06/28/13 at 0.10%
due 07/01/13	194,290	194,290
Total Securities Lending Collateral
(Cost $1,855,425)		1,855,425
Total Investments - 117.1%
(Cost $11,792,733)		$12,792,028
Other Assets & Liabilities, net - (17.1)%		(1,867,523)
Total Net Assets - 100.0%		$10,924,505

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2013 — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 9.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 7

DWA Flexible Allocation FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value - including $1,818,237 of securities loaned
(cost $7,099,886)	$8,099,181
Repurchase agreements, at value
(cost $4,692,847)	4,692,847
Total investments
(cost $11,792,733)	12,792,028
Receivables:
Dividends	21,613
Interest	2,473
Total assets	12,816,114
Liabilities:
Payable for:
Upon return of securities loaned	1,855,425
Management fees	8,832
Transfer agent and administrative fees	2,208
Investor service fees	2,208
Portfolio accounting fees	883
Fund shares redeemed	664
Miscellaneous	21,389
Total liabilities	1,891,609
Net assets	$10,924,505
Net assets consist of:
Paid in capital	$10,374,511
Undistributed net investment income	326,255
Accumulated net realized loss on investments	(775,556)
Net unrealized appreciation on investments	999,295
Net assets	$10,924,505
Capital shares outstanding	441,916
Net asset value per share	$24.72

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$48,773
Income from securities lending, net	7,504
Interest	137
Total investment income	56,414

Expenses:
Management fees	57,861
Transfer agent and administrative fees	14,465
Investor service fees	14,465
Portfolio accounting fees	5,786
Professional fees	10,209
Custodian fees	646
Trustees’ fees*	506
Line of credit fees	10
Miscellaneous	529
Total expenses	104,477
Net investment loss	(48,063)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,009,582
Net realized gain	1,009,582
Net change in unrealized appreciation (depreciation) on:
Investments	522,632
Net change in unrealized appreciation (depreciation)	522,632
Net realized and unrealized gain	1,532,214
Net increase in net assets resulting from operations	$1,484,151

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

DWA Flexible Allocation FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(48,063)	$(14,558)
Net realized gain (loss) on investments	1,009,582	(209,097)
Net change in unrealized appreciation (depreciation) on investments	522,632	624,835
Net increase in net assets resulting from operations	1,484,151	401,180

Capital share transactions:
Proceeds from sale of shares	617,356	814,128
Cost of shares redeemed	(2,655,841)	(6,921,636)
Net decrease from capital share transactions	(2,038,485)	(6,107,508)
Net decrease in net assets	(554,334)	(5,706,328)

Net assets:
Beginning of period	11,478,839	17,185,167
End of period	$10,924,505	$11,478,839
Undistributed net investment income at end of period	$326,255	$374,318

Capital share activity:
Shares sold	25,581	36,918
Shares redeemed	(111,610)	(316,052)
Net decrease in shares	(86,029)	(279,134)

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 9

DWA Flexible Allocation FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
	2013[a]	2012	2011[f]	2010[b,f]
Per Share Data
Net asset value, beginning of period	$21.74	$21.29	$24.61	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	(.02)	(.23)	.12
Net gain (loss) on investments (realized and unrealized)	3.08	.47	(2.50)	(.51)
Total from investment operations	2.98	.45	(2.73)	(.39)
Less distributions from:
Net investment income	—	—	(.10)	—
Net realized gains	—	—	(.49)	—
Total distributions	—	—	(.59)	—
Net asset value, end of period	$24.72	$21.74	$21.29	$24.61

Total Return[d]	13.71%	2.11%	(11.14%)	(1.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,925	$11,479	$17,185	$21,050
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.10%)	(0.97%)	0.83%
Total expenses[e]	1.81%	1.82%	1.85%	1.84%
Portfolio turnover rate	99%	326%	356%	305%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 28, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Guggenheim Investments directly managed the Fund effective November 14, 2011. Prior to November 14, 2011, Dorsey Wright sub-advised the Fund.

10 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2013

DWA SECTOR ROTATION FUND

OBJECTIVE: Seeks to provide long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 28, 2010

Ten Largest Holdings (% of Total Net Assets)
iShares U.S. Consumer Services ETF	10.5%
iShares U.S. Financials ETF	10.3%
PowerShares Dynamic Leisure & Entertainment Portfolio	10.0%
PowerShares Dynamic Energy Exploration & Production Portfolio	9.9%
PowerShares Dynamic Biotechnology & Genome Portfolio	9.9%
PowerShares Dynamic Food & Beverage Portfolio	9.9%
iShares Nasdaq Biotechnology ETF	9.7%
iShares Transportation Average ETF	9.6%
iShares Global Consumer Discretionary ETF	9.6%
SPDR S&P Pharmaceuticals ETF	9.4%
Top Ten Total	98.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the GUGGENHEIM FUNDS SEMI-annual report | 11

Schedule of Investments (Unaudited)	June 30, 2013
DWA Sector Rotation FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 98.8%

SECTOR FUND-BIOTECHNOLOGY - 29.0%
PowerShares Dynamic Biotechnology &
Genome Portfolio	45,403	$1,311,693
iShares Nasdaq Biotechnology ETF	7,420	1,290,189
SPDR S&P Pharmaceuticals ETF	17,639	1,243,373
Total Sector Fund-Biotechnology		3,845,255
SECTOR FUND-BMI CONSUMER DISCRETIONARY - 20.1%
iShares U.S. Consumer Services ETF	13,618	1,396,525
iShares Global Consumer
Discretionary ETF	17,946	1,267,347
Total Sector Fund-BMI Consumer Discretionary		2,663,872
SECTOR FUND-FINANCIALS - 10.3%
iShares U.S. Financials ETF	19,071	1,364,149
SECTOR FUND-LEISURE INDUSTRY - 10.0%
PowerShares Dynamic Leisure &
Entertainment Portfolio	47,484	1,327,653
SECTOR FUND-ENERGY - 9.9%
PowerShares Dynamic Energy
Exploration & Production Portfolio	44,673	1,316,062
SECTOR FUND-FOOD & BEVERAGE - 9.9%
PowerShares Dynamic Food &
Beverage Portfolio	53,343	1,307,437
SECTOR FUND-BMI INDUSTRIAL - 9.6%
iShares Transportation Average ETF	11,575	1,271,977
Total Exchange Traded Funds
(Cost $12,061,125)		13,096,405

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 1.2%
Mizuho Financial Group, Inc.
issued 06/28/13 at 0.06%
due 07/01/13	$40,188	40,188
Credit Suisse Group
issued 06/28/13 at 0.03%
due 07/01/13	39,181	39,181
HSBC Group
issued 06/28/13 at 0.07%
due 07/01/13	39,181	39,181
Deutsche Bank
issued 06/28/13 at 0.06%
due 07/01/13	39,181	39,181
Total Repurchase Agreements
(Cost $157,731)		157,731
Total Investments - 100.0%
(Cost $12,218,856)		$13,254,136
Other Assets & Liabilities, net - 0.0%		2,552
Total Net Assets - 100.0%		$13,256,688

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

12 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

DWA Sector Rotation FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $12,061,125)	$13,096,405
Repurchase agreements, at value
(cost $157,731)	157,731
Total investments
(cost $12,218,856)	13,254,136
Receivables:
Dividends	25,394
Fund shares sold	24,726
Interest	1
Total assets	13,304,257
Liabilities:
Payable for:
Management fees	10,635
Transfer agent and administrative fees	2,659
Investor service fees	2,659
Portfolio accounting fees	1,063
Fund shares redeemed	25
Miscellaneous	30,528
Total liabilities	47,569
Net assets	$13,256,688
Net assets consist of:
Paid in capital	$11,728,439
Accumulated net investment loss	(71,826)
Accumulated net realized gain on investments	564,795
Net unrealized appreciation on investments	1,035,280
Net assets	$13,256,688
Capital shares outstanding	522,518
Net asset value per share	$25.37

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends	$62,054
Interest	43
Total investment income	62,097

Expenses:
Management fees	74,139
Transfer agent and administrative fees	18,535
Investor service fees	18,535
Portfolio accounting fees	7,414
Professional fees	13,275
Custodian fees	822
Trustees’ fees*	657
Line of credit fees	16
Miscellaneous	530
Total expenses	133,923
Net investment loss	(71,826)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	907,879
Net realized gain	907,879
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	671,488
Investments in affiliated issuers	(46,994)
Net change in unrealized appreciation (depreciation)	624,494
Net realized and unrealized gain	1,532,373
Net increase in net assets resulting from operations	$1,460,547

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 13

DWA Sector Rotation FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(71,826)	$(79,339)
Net realized gain on investments	907,879	1,170,109
Net change in unrealized appreciation (depreciation) on investments	624,494	(307,102)
Net increase in net assets resulting from operations	1,460,547	783,668

Capital share transactions:
Proceeds from sale of shares	868,564	1,423,438
Cost of shares redeemed	(3,952,586)	(10,997,721)
Net decrease from capital share transactions	(3,084,022)	(9,574,283)
Net decrease in net assets	(1,623,475)	(8,790,615)

Net assets:
Beginning of period	14,880,163	23,670,778
End of period	$13,256,688	$14,880,163
Accumulated net investment loss at end of period	$(71,826)	$—

Capital share activity:
Shares sold	34,705	62,197
Shares redeemed	(158,560)	(483,642)
Net decrease in shares	(123,855)	(421,445)

14 | the GUGGENHEIM FUNDS SEMI-annual report	See Notes to Financial Statements.

DWA Sector Rotation FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
	2013[a]	2012	2011[f]	2010[b,f]
Per Share Data
Net asset value, beginning of period	$23.02	$22.17	$23.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.12)	(.09)	(.18)	.03
Net gain (loss) on investments (realized and unrealized)	2.47	.94	(1.57)	(1.07)
Total from investment operations	2.35	.85	(1.75)	(1.04)
Less distributions from:
Net investment income	—	—	(.04)	—
Total distributions	—	—	(.04)	—
Net asset value, end of period	$25.37	$23.02	$22.17	$23.96

Total Return[d]	10.21%	3.83%	(7.31%)	(4.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,257	$14,880	$23,671	$35,555
Ratios to average net assets:
Net investment income (loss)	(0.97%)	(0.40%)	(0.78%)	0.22%
Total expenses[e]	1.81%	1.82%	1.86%	1.84%
Portfolio turnover rate	72%	259%	307%	312%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: April 28, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Guggenheim Investments directly managed the Fund effective November 14, 2011. Prior to November 14, 2011, Dorsey Wright sub-advised the Fund.

See Notes to Financial Statements.	The GUGGENHEIM FUNDS SEMI-annual report | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

At June 30, 2013, the Trust consisted of fifty-six separate funds. This report covers the Dorsey Wright & Associates, Inc. (the “DWA”) Funds (the “Funds”), while the other funds are contained in separate reports.

Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Each Fund, a “fund of funds,” seeks to achieve its investment objective by investing primarily in a portfolio of exchange-traded funds (“ETFs”) (“underlying funds”) or other exchange-traded products (“ETPs”) to allocate its investment exposure to market segments including domestic equity, international equity, fixed income and alternative assets.

Dorsey, Wright & Associates, LLC (“Dorsey Wright”) is an independent and privately owned registered investment advisory firm. In November 2011, Dorsey Wright granted a non-transferable, non-exclusive right and license to GI to use the models and related trademarks in connection with the management of the Funds. Prior to November 2011, Dorsey Wright served as the Funds’ investment sub-adviser and used the same technical models in managing the Funds’ investment programs. In exchange for the use of the models, GI has agreed to pay Dorsey Wright a monthly licensing fee that is based on each Fund’s assets under management. Dorsey Wright retains all rights of ownership in and to the models and any related marks, and is the sole owner of all right, title and interest in and to the models and related marks.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share (“NAV”) as of the close of business on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

The Funds invest to a significant extent in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

3. Fees And Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at an annual percentage rate of 1.00% of the average daily net assets of each Fund.

GI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of net assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total
Assets
DWA Flexible Allocation Fund	$8,099,181	$4,692,847	$—	$12,792,028
DWA Sector Rotation Fund	13,096,405	157,731	—	13,254,136

For the period ended June 30, 2013, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.06%			0.00%
Due 07/01/13	$41,028,466	$41,028,672	06/26/14	$23,717,400	$23,681,824
			U.S. Treasury Note
			0.88%
			01/31/18	18,400,000	18,167,268
HSBC Group			Fannie Mae
0.07%			0.52%
Due 07/01/13	40,000,000	40,000,233	05/27/16	26,434,000	26,468,203
			Freddie Mac
			3.00%
			07/28/14	13,562,000	14,331,838
Deutsche Bank			U.S. Treasury Note
0.06%			0.25%
Due 07/01/13	40,000,000	40,000,200	09/15/15	40,952,600	40,800,079
Credit Suisse Group			U.S. Treasury Note
0.03%			2.13%
Due 07/01/13	40,000,000	40,000,100	12/31/15	38,479,900	40,800,096

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

18 | the GUGGENHEIM FUNDS SEMI-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain
DWA Flexible Allocation Fund	$11,798,585	$993,443	$—	$993,443
DWA Sector Rotation Fund	12,302,249	980,818	(28,931)	951,887

7. Securities Transactions

For the period ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
DWA Flexible Allocation Fund	$10,606,786	$15,356,736
DWA Sector Rotation Fund	10,585,586	13,828,003

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2014. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2013. The Funds did not have any borrowings under this agreement at June 30, 2013.

The average daily balances borrowed for the period ended June 30, 2013 were as follows:

Fund	Average Daily Balance
DWA Flexible Allocation Fund	$1,575
DWA Sector Rotation Fund	2,602

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2013, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
DWA Flexible Allocation Fund	$1,818,237	$1,855,425

The following represents a breakdown of the collateral for the joint repurchase agreements at June 30, 2013:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.11%			0.00%
Due 07/01/13	$26,516,688	$26,517,012	09/06/13	$10,651,095	$10,650,030
			Federal Home Loan Bank
			0.00%
			11/15/13	16,405,935	16,400,849
RBS Securities, Inc.			Federal Home Loan Bank
0.10%			3.18%
Due 07/01/13	3,101,458	3,101,492	11/26/32	3,431,025	3,165,178

10. Subsequent Event

Fee change

Effective August 1, 2013, the transfer agent and administrative services fee has been amended to an annual percentage rate of 0.10% of the average daily net assets of each Fund. Prior to August 1, 2013, the annual percentage rate was 0.25% of the average daily net assets of each Fund.

DWA Funds Liquidation

On June 5, 2013, at the recommendation of Security Investors, LLC, the investment adviser to the DWA Flexible Allocation Fund, DWA Sector Rotation Fund, (each, a “Fund” and, collectively, the “Funds”), each a separate series of Rydex Variable Trust (the “Trust”), the Board of Trustees approved the liquidation of the Funds pursuant to the terms of a Plan of Liquidation (the “Plan”). The Plan also is subject to the approval of each Fund’s shareholders. The Board has called a Special Meeting of Shareholders to be held on or about August 22, 2013, for the purpose of gaining shareholder approval of the Plan.

The Funds are available only as an investment option for variable annuity contracts and life insurance policies issued by insurance companies. If the Plan is approved by shareholders, the Advisor anticipates liquidation of the Funds on or about September 6, 2013. In preparation for the liquidation, each Fund may deviate from its investment objective and principal investment strategies.

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” Action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Variable Trust when Tribune effected a leveraged buyout transaction

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(“LBO”) by which Tribune converted to a privately-held company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

Rydex Variable Trust also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

A motion to dismiss is currently pending before the Bankruptcy Court.

This lawsuit does not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; U.S. Long Short Momentum Fund - $523,200; Multi- Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

the GUGGENHEIM FUNDS SEMI-annual report | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

12. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received	Amount
DWA Flexible Allocation Fund	Repurchase agreements	$4,692,847	$—	$4,692,847	$—	$4,692,847	$—
	Securities lending	1,818,237	—	1,818,237	—	1,818,237	—
Total		6,511,084	—	6,511,084	—	6,511,084	—

DWA Sector Rotation Fund	Repurchase agreements	157,731	—	157,731	—	157,731	—

Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Received	Amount
DWA Flexible Allocation Fund	Securities lending	$1,855,425	$—	$1,855,425	$—	$1,855,425	$—

1 Refer to notes 5 and 9 for additional information regarding repurchase agreements and securities lending arrangements, respectively.

22 | the GUGGENHEIM FUNDS SEMI-annual report

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

At in-person meetings of the Rydex Variable Trust’s (the “Trust”) Board of Trustees (the “Board”) held on February 14, May 16 and June 5, 2013 (collectively, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of investment advisory agreements applicable to the series of the Trust (each a “Fund” and collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), unanimously approved the continuation of the investment advisory agreement between the Trust and Security Investors, LLC (the “Adviser”) with respect to each of the Funds for an additional one-year period and the sub-advisory agreement between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to the Amerigo, Clermont and Select Allocation Funds for an initial term of two years, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser.

In reaching the conclusion to approve the Trust’s investment advisory agreement and sub-advisory agreement (collectively, the “Investment Advisory Agreements”), the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the

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OTHER INFORMATION (Unaudited) (continued)

Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised by independent legal counsel with respect to their deliberations. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees met in executive session outside the presence of Fund management and participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings. The Trustees noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of the Funds relative to performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Trustees, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable funds or accounts, giving special attention to the absence of breakpoints in these fees and the rationale provide by the Advisor as to why the addition of breakpoints was not currently appropriate; (f) each Fund’s overall fees and operating expenses compared with similar funds; (g) the level of the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures applicable to personal securities transactions; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar funds. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Trustees also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•	Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject Funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. This statistical information related to the expense ratio components included actual advisory fees, waivers/reimbursements, and gross and net total expenses for each Fund in comparison to other funds determined by FUSE to comprise each Fund’s applicable peer group. The Board also considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for each Fund compared to its peers.

24 | the GUGGENHEIM FUNDS SEMI-annual report

OTHER INFORMATION (Unaudited) (concluded)

•	Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Advisor, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s and Sub-Adviser’s profit margin as reflected in the profitability analyses.

•	Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Trustees noted that the fees would not change due to breakpoints under the current Investment Advisory Agreements, and that no additional economies of scale would be directly realized as a result of increases in the asset levels of the Funds. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•	Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements at the Meetings. The Board noted that the Adviser reports portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or the Adviser at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

the GUGGENHEIM FUNDS SEMI-annual report | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER
Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	136
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Corey A. Colehour	Rydex Series Funds – 1993	136
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	136
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	136
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

26 | the GUGGENHEIM FUNDS SEMI-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded
Name and	Length of Service as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
Werner E. Keller	Rydex Series Funds – 2005	136
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	136
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	136
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	136
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

the GUGGENHEIM FUNDS SEMI-annual report | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Secretary (1961)	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary & Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Variable Trust, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987–2012); Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

28 | the GUGGENHEIM FUNDS SEMI-annual report

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

The Guggenheim Funds SEMI-annual REPORT | 29

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

30 | The Guggenheim Funds SEMI-annual REPORT

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 06, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 06, 2013

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Vice President and Treasurer

Date September 06, 2013

* Print the name and title of each signing officer under his or her signature.